Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

China - 99.8%

Air Freight & Logistics - 1.0%
SF Holding Co. Ltd., Class A	542,861	$4,519,118
ZTO Express Cayman, Inc.	169,932	4,400,459

Total Air Freight & Logistics		8,919,577

Auto Components - 0.5%
Fuyao Glass Industry Group Co. Ltd., Class A	381,167	2,377,106
Fuyao Glass Industry Group Co. Ltd., Class H(a)	298,100	1,511,973
Minth Group Ltd.	265,200	723,247

Total Auto Components		4,612,326

Automobiles - 6.3%
BYD Co. Ltd., Class A	218,488	10,868,346
BYD Co. Ltd., Class H	353,400	14,141,494
Geely Automobile Holdings Ltd.	2,327,900	5,292,469
Great Wall Motor Co. Ltd., Class A	273,400	1,510,506
Great Wall Motor Co. Ltd., Class H	1,294,400	2,662,387
Li Auto, Inc., ADR*	118,087	4,523,913
NIO, Inc., ADR*	615,195	13,362,035
Niu Technologies, ADR*(b)	11,799	101,471
XPeng, Inc., ADR*	137,186	4,354,284
Yadea Group Holdings Ltd.(a)	440,200	861,669

Total Automobiles		57,678,574

Banks - 1.2%
China Minsheng Banking Corp. Ltd., Class A	8,655,036	4,802,472
China Minsheng Banking Corp. Ltd., Class H(b)	2,756,900	983,735
Ping An Bank Co. Ltd., Class A	2,309,300	5,159,947

Total Banks		10,946,154

Beverages - 0.7%
JiuGui Liquor Co. Ltd., Class A	70,200	1,945,625
Nongfu Spring Co. Ltd., Class H(a)(b)	838,100	4,811,603

Total Beverages		6,757,228

Biotechnology - 2.0%
Akeso, Inc.*(a)(b)	194,600	571,627
BeiGene Ltd.*(b)	320,600	4,024,379
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	65,085	1,507,667
Chongqing Zhifei Biological Products Co. Ltd., Class A	224,700	3,720,645
I-Mab, ADR*(b)	16,636	187,987
InnoCare Pharma Ltd.*(a)(b)	218,300	372,228
Innovent Biologics, Inc.*(a)	443,200	1,971,171
Remegen Co. Ltd., Class H*(a)(b)	50,000	280,045
Shenzhen Kangtai Biological Products Co. Ltd., Class A	161,720	1,089,841
Walvax Biotechnology Co. Ltd., Class A	507,200	3,660,900
Zai Lab Ltd.*(b)	363,530	1,239,262

Total Biotechnology		18,625,752

Building Products - 0.4%
China Lesso Group Holdings Ltd.	545,300	822,785
Xinyi Glass Holdings Ltd.	1,351,000	3,240,217

Total Building Products		4,063,002

Capital Markets - 1.5%
East Money Information Co. Ltd., Class A	3,155,836	11,956,420
Futu Holdings Ltd., ADR*(b)	30,961	1,616,474

Total Capital Markets		13,572,894

Chemicals - 2.2%
Dongyue Group Ltd.	848,900	1,062,349
Guangzhou Tinci Materials Technology Co. Ltd., Class A	398,700	3,690,720
Hengli Petrochemical Co. Ltd., Class A	535,100	1,775,100
Jiangsu Eastern Shenghong Co. Ltd., Class A	505,100	1,274,014
LB Group Co. Ltd., Class A	347,400	1,038,956
Rongsheng Petrochemical Co. Ltd., Class A	886,200	2,034,339
Shanghai Putailai New Energy Technology Co. Ltd., Class A	189,000	2,379,344
Shenzhen Capchem Technology Co. Ltd., Class A	146,560	1,149,010
Sichuan Yahua Industrial Group Co. Ltd., Class A	321,100	1,563,783
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	105,900	1,380,576
Tongkun Group Co. Ltd., Class A	497,200	1,177,700
Zhejiang Longsheng Group Co. Ltd., Class A	714,700	1,085,237
Zhejiang Yongtai Technology Co. Ltd., Class A	187,700	921,954

Total Chemicals		20,533,082

Commercial Services & Supplies - 0.0%
China Conch Environment Protection Holdings Ltd.*	656,663	456,914

Communications Equipment - 0.1%
BYD Electronic International Co. Ltd.(b)	326,700	1,030,442

Construction & Engineering - 0.2%
China Conch Venture Holdings Ltd.	681,163	1,484,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2022

Investments	Shares	Value
Construction Materials - 0.6%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	439,300	$3,372,628
China Jushi Co. Ltd., Class A	710,700	1,845,602

Total Construction Materials		5,218,230

Consumer Finance - 0.2%
360 DigiTech, Inc., ADR	46,576	805,765
Lufax Holding Ltd., ADR	238,737	1,432,422

Total Consumer Finance		2,238,187

Diversified Consumer Services - 0.3%
Fu Shou Yuan International Group Ltd.	704,700	507,401
New Oriental Education & Technology Group, Inc.*(b)	537,463	1,083,563
TAL Education Group, ADR*	183,585	894,059

Total Diversified Consumer Services		2,485,023

Electrical Equipment - 4.4%
Contemporary Amperex Technology Co. Ltd., Class A	280,459	22,338,997
Gotion High-tech Co. Ltd., Class A	285,100	1,939,167
Ming Yang Smart Energy Group Ltd., Class A	473,300	2,386,197
Sungrow Power Supply Co. Ltd., Class A	290,800	4,261,672
TBEA Co. Ltd., Class A	1,016,700	4,153,726
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	755,500	1,667,820
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	448,000	838,114
Zhejiang Chint Electrics Co. Ltd., Class A	370,900	1,979,476
Zhuzhou CRRC Times Electric Co. Ltd., Class H	271,700	1,339,984

Total Electrical Equipment		40,905,153

Electronic Equipment, Instruments & Components - 3.4%
AAC Technologies Holdings, Inc.(b)	393,700	906,113
BOE Technology Group Co. Ltd., Class A	8,321,200	4,890,297
Chaozhou Three-Circle Group Co. Ltd., Class A	330,000	1,481,609
Foxconn Industrial Internet Co. Ltd., Class A	844,600	1,239,650
GoerTek, Inc., Class A	698,300	3,499,729
Hollysys Automation Technologies Ltd.	25,176	372,605
Kingboard Holdings Ltd.	315,300	1,193,382
Lens Technology Co. Ltd., Class A	534,400	882,403
Luxshare Precision Industry Co. Ltd., Class A	1,210,776	6,102,461
Maxscend Microelectronics Co. Ltd., Class A	106,400	2,142,537
Sunny Optical Technology Group Co. Ltd.	347,900	5,670,536
Wingtech Technology Co. Ltd., Class A	167,100	2,121,339
Zhejiang Dahua Technology Co. Ltd., Class A	451,400	1,105,574

Total Electronic Equipment, Instruments & Components		31,608,235

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 2.5%
Alibaba Pictures Group Ltd.*	4,828,300	473,788
Bilibili, Inc., Class Z*	90,825	2,326,487
iQIYI, Inc., ADR*(b)	127,592	535,886
Kingsoft Corp. Ltd.	439,600	1,714,266
NetEase, Inc.	813,315	14,935,573
Tencent Music Entertainment Group, ADR*	252,431	1,267,204
XD, Inc.*(b)	106,900	278,593
Zhejiang Century Huatong Group Co. Ltd., Class A*	1,486,700	1,068,866

Total Entertainment		22,600,663

Food Products - 4.6%
China Feihe Ltd.(a)	1,400,100	1,609,403
Dali Foods Group Co. Ltd.(a)	971,700	516,378
Foshan Haitian Flavouring & Food Co. Ltd., Class A	375,826	5,065,427
Guangdong Haid Group Co. Ltd., Class A	224,703	2,011,340
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,523,100	8,848,893
Muyuan Foods Co. Ltd., Class A	666,474	5,494,469
Tingyi Cayman Islands Holding Corp.	763,000	1,306,842
Tongwei Co. Ltd., Class A	710,258	6,341,703
Uni-President China Holdings Ltd.	619,000	530,890
Want Want China Holdings Ltd.	2,725,100	2,368,459
Wens Foodstuffs Group Co. Ltd., Class A	1,286,100	4,084,166
WH Group Ltd.(a)	4,044,183	3,123,220
Yihai International Holding Ltd.(b)	182,300	657,464

Total Food Products		41,958,654

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	378,800	6,222,458

Health Care Equipment & Supplies - 1.3%
Lepu Medical Technology Beijing Co. Ltd., Class A	341,900	947,031
Lifetech Scientific Corp.*(b)	1,474,100	542,905
Microport Scientific Corp.*(b)	353,400	1,024,583
Ovctek China, Inc., Class A	123,900	1,056,926
Peijia Medical Ltd.*(a)	149,700	148,041
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,128,800	1,311,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2022

Investments	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	149,174	$6,968,959
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	97,400	217,218

Total Health Care Equipment & Supplies		12,217,594

Health Care Providers & Services - 0.9%
Aier Eye Hospital Group Co. Ltd., Class A	681,125	4,548,487
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	87,900	1,082,328
Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	89,500	594,807
Jinxin Fertility Group Ltd.(a)	602,600	555,222
Topchoice Medical Corp., Class A*	64,000	1,665,249

Total Health Care Providers & Services		8,446,093

Health Care Technology - 0.0%
Yidu Tech, Inc.*(a)(b)	199,100	237,490

Hotels, Restaurants & Leisure - 2.2%
Haidilao International Holding Ltd.*(a)(b)	355,000	827,901
Huazhu Group Ltd.(b)	614,870	2,382,078
Jiumaojiu International Holdings Ltd.(a)(b)	276,700	735,215
Tongcheng Travel Holdings Ltd.*	553,600	1,190,879
Trip.com Group Ltd.*	210,877	5,955,224
Yum China Holdings, Inc.	198,360	9,620,460

Total Hotels, Restaurants & Leisure		20,711,757

Household Durables - 1.9%
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,309,400	6,585,867
Haier Smart Home Co. Ltd., Class A	1,110,300	4,547,722
Haier Smart Home Co. Ltd., Class H	1,124,900	4,164,465
TCL Technology Group Corp., Class A	3,228,900	2,306,976

Total Household Durables		17,605,030

Household Products - 0.1%
Blue Moon Group Holdings Ltd.(a)(b)	574,300	490,357

Independent Power & Renewable Electricity Producers - 0.1%
Xinyi Energy Holdings Ltd.(b)	1,062,000	544,064

Industrial Conglomerates - 0.3%
China Baoan Group Co. Ltd., Class A	666,200	1,340,509
Fosun International Ltd.	1,135,700	1,049,302

Total Industrial Conglomerates		2,389,811

Insurance - 3.9%
Ping An Insurance Group Co. of China Ltd., Class A	2,449,694	17,060,382
Ping An Insurance Group Co. of China Ltd., Class H	2,614,400	17,774,835
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	293,700	956,299

Total Insurance		35,791,516

Interactive Media & Services - 14.1%
Autohome, Inc., Class A(b)	91,740	910,742
Baidu, Inc., Class A*	988,330	18,703,701
Hello Group, Inc., ADR(b)	49,808	251,530
JOYY, Inc., ADR(b)	20,543	613,414
Kuaishou Technology*(a)	695,000	7,740,970
Tencent Holdings Ltd.	2,242,300	101,271,337
Weibo Corp., ADR*(b)	30,999	717,007

Total Interactive Media & Services		130,208,701

Internet & Direct Marketing Retail - 18.9%
Alibaba Group Holding Ltd.*	5,947,500	84,813,239
Dada Nexus Ltd., ADR*	32,596	264,354
JD Health International, Inc.*(a)(b)	503,400	3,948,575
JD.com, Inc., Class A	872,752	28,116,874
Meituan, Class B*(a)	1,710,100	42,322,357
Pinduoduo, Inc., ADR*	196,401	12,137,582
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	190,000	562,958
Vipshop Holdings Ltd., ADR*	160,250	1,584,872

Total Internet & Direct Marketing Retail		173,750,811

IT Services - 0.4%
Chinasoft International Ltd.	1,379,200	1,411,373
Chindata Group Holdings Ltd., ADR*(b)	51,653	400,827
GDS Holdings Ltd., Class A*	421,900	1,776,970
Kingsoft Cloud Holdings Ltd., ADR*(b)	26,100	116,145
Vnet Group, Inc., ADR*	55,960	337,999

Total IT Services		4,043,314

Life Sciences Tools & Services - 3.9%
Genscript Biotech Corp.*	498,400	1,807,005
Hangzhou Tigermed Consulting Co. Ltd., Class A	156,467	2,671,109
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	63,800	737,441
Pharmaron Beijing Co. Ltd., Class A	113,050	1,605,653
Pharmaron Beijing Co. Ltd., Class H(a)	105,850	1,059,586
WuXi AppTec Co. Ltd., Class A	636,147	9,867,386
WuXi AppTec Co. Ltd., Class H(a)(b)	187,195	2,492,927
Wuxi Biologics Cayman, Inc.*(a)	1,735,400	15,879,000

Total Life Sciences Tools & Services		36,120,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2022

Investments	Shares	Value
Machinery - 1.8%
Haitian International Holdings Ltd.	279,400	$713,904
Jiangsu Hengli Hydraulic Co. Ltd., Class A	111,700	1,028,329
Sany Heavy Equipment International Holdings Co. Ltd.	486,600	517,175
Sany Heavy Industry Co. Ltd., Class A	1,777,548	5,053,558
Shenzhen Inovance Technology Co. Ltd., Class A	495,000	4,863,466
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	304,800	2,872,418
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	487,000	1,996,176

Total Machinery		17,045,026

Marine - 0.2%
SITC International Holdings Co. Ltd.	707,000	2,000,191

Media - 0.4%
China Literature Ltd.*(a)(b)	209,800	1,013,313
Focus Media Information Technology Co. Ltd., Class A	2,925,124	2,936,381

Total Media		3,949,694

Metals & Mining - 1.6%
China Hongqiao Group Ltd.(b)	1,055,600	1,193,224
Ganfeng Lithium Co. Ltd., Class A	241,300	5,352,064
Ganfeng Lithium Co. Ltd., Class H(a)(b)	190,740	2,098,956
GEM Co. Ltd., Class A	1,272,000	1,726,560
Zhejiang Huayou Cobalt Co. Ltd., Class A	309,550	4,415,019

Total Metals & Mining		14,785,823

Oil, Gas & Consumable Fuels - 0.3%
Guanghui Energy Co. Ltd., Class A	1,470,800	2,312,316
United Energy Group Ltd.(b)	4,185,000	501,329

Total Oil, Gas & Consumable Fuels		2,813,645

Paper & Forest Products - 0.3%
Chengxin Lithium Group Co. Ltd., Class A	207,600	1,869,087
Lee & Man Paper Manufacturing Ltd.	1,119,300	480,702
Nine Dragons Paper Holdings Ltd.	864,100	731,192

Total Paper & Forest Products		3,080,981

Personal Products - 0.2%
Hengan International Group Co. Ltd.	301,400	1,415,402

Pharmaceuticals - 2.0%
Asymchem Laboratories Tianjin Co. Ltd., Class A	47,905	2,065,055
CanSino Biologics, Inc., Class H*(a)(b)	39,000	399,346
China Medical System Holdings Ltd.	620,000	967,102
Hansoh Pharmaceutical Group Co. Ltd.(a)	444,100	896,469
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,046,868	5,791,643
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	71,157
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	309,904	2,038,076
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	260,900	965,871
Sino Biopharmaceutical Ltd.	5,123,150	3,244,835
Zhejiang NHU Co. Ltd., Class A	484,560	1,648,640

Total Pharmaceuticals		18,088,194

Real Estate Management & Development - 2.4%
A-Living Smart City Services Co. Ltd.(a)	239,500	385,180
Agile Group Holdings Ltd.(b)	621,800	248,817
CIFI Ever Sunshine Services Group Ltd.(b)	314,000	400,156
CIFI Holdings Group Co. Ltd.(b)	2,068,040	1,038,375
Country Garden Holdings Co. Ltd.(b)	3,507,936	2,172,636
Country Garden Services Holdings Co. Ltd.	869,300	3,871,827
Evergrande Property Services Group Ltd.*†(a)(b)	1,795,500	526,275
Gemdale Corp., Class A	1,208,700	2,423,097
Greentown Service Group Co. Ltd.	569,800	644,814
Guangzhou R&F Properties Co. Ltd., Class H(b)	911,100	240,345
Jinke Smart Services Group Co. Ltd., Class H(b)	495,800	1,276,313
KE Holdings, Inc., ADR*	204,593	3,672,444
KWG Group Holdings Ltd.(b)	539,900	172,010
Longfor Group Holdings Ltd.(a)	749,700	3,539,768
Powerlong Real Estate Holdings Ltd.(b)	638,300	106,560
Seazen Group Ltd.*	1,113,000	550,334
Shimao Group Holdings Ltd.†(b)	561,400	160,974
Shimao Services Holdings Ltd.(a)(b)	325,400	156,750
Sunac China Holdings Ltd.†(b)	1,592,600	405,916
Sunac Services Holdings Ltd.(a)(b)	313,719	190,703
Zhenro Properties Group Ltd.*	244,800	18,094

Total Real Estate Management & Development		22,201,388

Semiconductors & Semiconductor Equipment - 4.6%
Daqo New Energy Corp., ADR*	23,700	1,691,706
Flat Glass Group Co. Ltd., Class H*(b)	173,700	610,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2022

Investments	Shares	Value
Gigadevice Semiconductor Beijing, Inc., Class A	155,512	$3,298,732
Hangzhou First Applied Material Co. Ltd., Class A	142,980	1,397,340
Hangzhou Silan Microelectronics Co. Ltd., Class A	257,300	1,995,704
JA Solar Technology Co. Ltd., Class A	221,500	2,606,776
JCET Group Co. Ltd., Class A	315,000	1,268,608
JinkoSolar Holding Co. Ltd., ADR*(b)	16,497	1,141,263
LONGi Green Energy Technology Co. Ltd., Class A	1,709,068	16,985,651
SG Micro Corp., Class A	69,450	1,885,578
Will Semiconductor Co. Ltd., Class A	161,160	4,159,410
Xinyi Solar Holdings Ltd.	2,192,765	3,386,833
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	176,400	1,778,419

Total Semiconductors & Semiconductor Equipment		42,206,973

Software - 1.7%
360 Security Technology, Inc., Class A	854,800	1,086,319
Agora, Inc., ADR*	34,760	228,373
Beijing Kingsoft Office Software, Inc., Class A	57,283	1,684,261
Glodon Co. Ltd., Class A	273,475	2,220,694
Hundsun Technologies, Inc., Class A	333,008	2,162,699
Kingdee International Software Group Co. Ltd.*	1,190,700	2,792,025
Ming Yuan Cloud Group Holdings Ltd.(b)	290,400	464,821
Sangfor Technologies, Inc., Class A	67,000	1,037,150
Thunder Software Technology Co. Ltd., Class A	83,700	1,629,005
Weimob, Inc.*(a)(b)	869,000	593,586
Yonyou Network Technology Co. Ltd., Class A	574,713	1,861,075

Total Software		15,760,008

Specialty Retail - 0.7%
China Meidong Auto Holdings Ltd.	210,912	663,892
China Yongda Automobiles Services Holdings Ltd.	602,900	570,097
GOME Retail Holdings Ltd.*(b)	6,569,800	318,152
Pop Mart International Group Ltd.(a)(b)	336,100	1,623,330
Topsports International Holdings Ltd.(a)	1,335,200	1,213,207
Zhongsheng Group Holdings Ltd.	270,100	1,905,203

Total Specialty Retail		6,293,881

Technology Hardware, Storage & Peripherals - 0.1%
Shenzhen Transsion Holdings Co. Ltd., Class A	71,755	955,028

Textiles, Apparel & Luxury Goods - 2.7%
ANTA Sports Products Ltd.	628,700	7,723,597
Li Ning Co. Ltd.	1,186,500	10,992,621
Shenzhou International Group Holdings Ltd.	377,400	4,571,441
Xtep International Holdings Ltd.(b)	680,200	1,230,904

Total Textiles, Apparel & Luxury Goods		24,518,563

TOTAL COMMON STOCKS (Cost: $1,152,893,338)		919,588,374

RIGHTS - 0.0%

China - 0.0%
Microport Scientific Corp., expiring 7/29/22*† (Cost: $0)	130	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $14,996,977)	14,996,977	14,996,977

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $1,167,890,315)		934,585,351
Other Assets less Liabilities - (1.4)%		(12,990,837)

NET ASSETS - 100.0%		$921,594,514

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,093,165, which represents 0.12% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,946,119 and the total market value of the collateral held by the Fund was $45,218,843. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,221,866.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Real Estate Management & Development	21,108,223	—	1,093,165	*	22,201,388
Other	897,386,986	—	—		897,386,986
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	14,996,977	—		14,996,977

Total Investments in Securities	$918,495,209	$14,996,977	$1,093,165		$934,585,351

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 3.5%
Ambev SA	3,230,618	$8,278,171
Americanas SA	418,597	1,075,019
Atacadao SA	436,479	1,391,371
B3 SA - Brasil Bolsa Balcao	5,280,953	11,067,941
BR Malls Participacoes SA	1,422,959	2,046,229
BRF SA*	569,702	1,480,509
CCR SA	877,065	2,101,488
Cia de Locacao das Americas	360,362	1,633,859
Cia Siderurgica Nacional SA	643,892	1,901,097
Cosan SA	854,532	2,974,019
Embraer SA*	437,447	956,964
Energisa SA	93,834	724,015
Equatorial Energia SA	415,716	1,815,670
Grupo De Moda Soma SA	357,589	629,095
Hapvida Participacoes e Investimentos SA(a)	2,558,730	2,676,429
Hypera SA	247,859	1,802,973
Localiza Rent a Car SA	484,971	4,860,421
Locaweb Servicos de Internet SA*(a)	382,406	410,965
Lojas Renner SA	769,108	3,326,779
Magazine Luiza SA	1,640,651	734,135
Marfrig Global Foods SA	187,546	434,306
Natura & Co. Holding SA	665,919	1,708,905
Pet Center Comercio e Participacoes SA	335,143	636,390
Petro Rio SA*	408,809	1,719,055
Raia Drogasil SA	1,053,917	3,869,471
Rede D’Or Sao Luiz SA(a)	501,159	2,777,269
Rumo SA	916,576	2,799,093
Sendas Distribuidora SA	678,963	1,852,738
Sul America SA	269,866	1,140,471
Suzano SA	509,886	4,844,914
TOTVS SA	439,849	1,956,398
Transmissora Alianca de Energia Eletrica SA	136,402	1,007,342
Ultrapar Participacoes SA	986,959	2,323,278
Via SA*	1,171,367	430,069
Vibra Energia SA	778,897	2,488,860
WEG SA	1,210,983	6,125,023
YDUQS Participacoes SA	291,856	729,438

Total Brazil		88,730,169

Chile - 0.3%
Banco de Chile	37,594,761	3,350,709
Banco Santander Chile	53,985,674	2,134,960
Empresas CMPC SA	440,386	716,847
Enel Americas SA	8,043,873	747,836
Enel Chile SA	49,929,162	1,105,848
Falabella SA	203,552	467,129

Total Chile		8,523,329

China - 32.2%
360 DigiTech, Inc., ADR	48,539	839,725
A-Living Smart City Services Co. Ltd.(a)	214,750	345,376
AAC Technologies Holdings, Inc.(b)	381,500	878,034
Agora, Inc., ADR*	31,905	209,616
Aier Eye Hospital Group Co. Ltd., Class A	378,819	2,529,717
Airtac International Group(b)	76,390	2,546,034
Akeso, Inc.*(a)(b)	253,000	743,174
Alibaba Group Holding Ltd.*	5,847,432	83,386,238
Alibaba Pictures Group Ltd.*	15,800,000	1,550,411
ANTA Sports Products Ltd.	688,500	8,458,242
Asymchem Laboratories Tianjin Co. Ltd., Class A	33,700	1,452,716
Autohome, Inc., Class A(b)	84,872	842,560
Baidu, Inc., Class A*	883,470	16,719,272
BeiGene Ltd.*(b)	331,300	4,158,692
Beijing Kingsoft Office Software, Inc., Class A	35,408	1,041,082
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	123,367	947,123
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	43,740	1,013,219
Bilibili, Inc., Class Z*	94,814	2,428,665
BOE Technology Group Co. Ltd., Class A	3,558,100	2,091,064
BYD Co. Ltd., Class A	132,074	6,569,816
BYD Co. Ltd., Class H	304,000	12,164,726
BYD Electronic International Co. Ltd.(b)	286,000	902,070
CanSino Biologics, Inc., Class H*(a)(b)	45,000	460,784
Chaozhou Three-Circle Group Co. Ltd., Class A	226,200	1,015,575
Chengxin Lithium Group Co. Ltd., Class A	153,900	1,385,610
China Baoan Group Co. Ltd., Class A	544,000	1,094,621
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Environment Protection Holdings Ltd.*	1,525,900	1,061,739
China Conch Venture Holdings Ltd.	810,400	1,766,016
China Feihe Ltd.(a)	1,487,000	1,709,293
China Hongqiao Group Ltd.(b)	834,500	943,298
China Jushi Co. Ltd., Class A	480,300	1,247,281
China Lesso Group Holdings Ltd.	777,000	1,172,389
China Literature Ltd.*(a)(b)	175,800	849,097
China Medical System Holdings Ltd.	1,014,000	1,581,680
China Meidong Auto Holdings Ltd.	356,288	1,121,495
China Minsheng Banking Corp. Ltd., Class A	7,722,779	4,285,185
China Minsheng Banking Corp. Ltd., Class H(b)	4,192,000	1,495,817
China Yongda Automobiles Services Holdings Ltd.	761,500	720,067
Chinasoft International Ltd.	982,000	1,004,908
Chongqing Zhifei Biological Products Co. Ltd., Class A	130,800	2,165,823
Contemporary Amperex Technology Co. Ltd., Class A	187,717	14,951,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
Country Garden Holdings Co. Ltd.(b)	4,217,935	$2,612,374
Country Garden Services Holdings Co. Ltd.	860,000	3,830,405
Dada Nexus Ltd., ADR*	36,157	293,233
Daqo New Energy Corp., ADR*	22,529	1,608,120
Dongyue Group Ltd.	827,000	1,034,942
East Money Information Co. Ltd., Class A	2,141,561	8,113,667
ENN Energy Holdings Ltd.	432,800	7,109,504
Evergrande Property Services Group Ltd.*†(a)(b)	2,120,500	621,535
Focus Media Information Technology Co. Ltd., Class A	2,621,300	2,631,388
Foshan Haitian Flavouring & Food Co. Ltd., Class A	271,539	3,659,835
Futu Holdings Ltd., ADR*(b)	30,558	1,595,433
Fuyao Glass Industry Group Co. Ltd., Class A	296,782	1,850,848
Ganfeng Lithium Co. Ltd., Class A	156,800	3,477,844
Ganfeng Lithium Co. Ltd., Class H(a)(b)	120,600	1,327,116
GDS Holdings Ltd., Class A*	392,552	1,653,361
Geely Automobile Holdings Ltd.	2,432,000	5,529,139
GEM Co. Ltd., Class A	980,100	1,330,347
Gemdale Corp., Class A	932,900	1,870,197
Genscript Biotech Corp.*	590,000	2,139,111
Gigadevice Semiconductor Beijing, Inc., Class A	89,500	1,898,481
GOME Retail Holdings Ltd.*(b)	7,222,000	349,736
Gotion High-tech Co. Ltd., Class A	215,800	1,467,808
Great Wall Motor Co. Ltd., Class H	1,535,700	3,158,705
Gree Electric Appliances, Inc. of Zhuhai, Class A	490,000	2,464,545
Greentown Service Group Co. Ltd.	1,214,000	1,373,823
Guangdong Haid Group Co. Ltd., Class A	103,100	922,859
Guanghui Energy Co. Ltd., Class A	1,136,900	1,787,376
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	71,200	876,698
Guangzhou Tinci Materials Technology Co. Ltd., Class A	258,000	2,388,276
Haidilao International Holding Ltd.*(a)(b)	471,300	1,099,126
Haier Smart Home Co. Ltd., Class A	567,500	2,324,446
Haier Smart Home Co. Ltd., Class H	816,800	3,023,855
Hangzhou First Applied Material Co. Ltd., Class A	74,060	723,787
Hangzhou Silan Microelectronics Co. Ltd., Class A	154,900	1,201,456
Hangzhou Tigermed Consulting Co. Ltd., Class A	116,400	1,987,110
Hansoh Pharmaceutical Group Co. Ltd.(a)	606,000	1,223,283
Hello Group, Inc., ADR	61,926	312,726
Hengan International Group Co. Ltd.	456,500	2,143,766
Hengli Petrochemical Co. Ltd., Class A	218,200	723,840
Hollysys Automation Technologies Ltd.	45,104	667,539
Huazhu Group Ltd.	607,870	2,354,959
Hundsun Technologies, Inc., Class A	218,132	1,416,644
I-Mab, ADR*(b)	1,839	20,781
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,244,600	7,230,866
Innovent Biologics, Inc.*(a)	482,500	2,145,961
iQIYI, Inc., ADR*(b)	121,875	511,875
JA Solar Technology Co. Ltd., Class A	138,380	1,628,559
JCET Group Co. Ltd., Class A	218,100	878,360
JD Health International, Inc.*(a)(b)	440,600	3,455,984
JD.com, Inc., Class A	886,809	28,569,739
Jiangsu Eastern Shenghong Co. Ltd., Class A	305,700	771,067
Jiangsu Hengli Hydraulic Co. Ltd., Class A	69,700	641,670
Jiangsu Hengrui Medicine Co. Ltd., Class A	829,313	4,588,052
Jinke Smart Services Group Co. Ltd., Class H(b)	372,200	958,135
JinkoSolar Holding Co. Ltd., ADR*(b)	16,831	1,164,369
Jinxin Fertility Group Ltd.(a)	552,000	508,600
JiuGui Liquor Co. Ltd., Class A	43,700	1,211,166
Jiumaojiu International Holdings Ltd.(a)(b)	402,000	1,068,148
JOYY, Inc., ADR(b)	18,192	543,213
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	11,065
KE Holdings, Inc., ADR*	183,222	3,288,835
Kingboard Holdings Ltd.	539,000	2,040,067
Kingdee International Software Group Co. Ltd.*	1,383,000	3,242,942
Kingsoft Cloud Holdings Ltd., ADR*(b)	11,615	51,687
Kingsoft Corp. Ltd.	579,800	2,260,991
Kuaishou Technology*(a)	623,400	6,943,483
LB Group Co. Ltd., Class A	245,200	733,310
Lee & Man Paper Manufacturing Ltd.	1,307,000	561,312
Lens Technology Co. Ltd., Class A	359,618	593,803
Lepu Medical Technology Beijing Co. Ltd., Class A	262,900	728,208
Li Auto, Inc., ADR*	95,093	3,643,013
Li Ning Co. Ltd.	1,266,500	11,733,801
Lifetech Scientific Corp.*(b)	1,482,000	545,815
Longfor Group Holdings Ltd.(a)	864,500	4,081,806
LONGi Green Energy Technology Co. Ltd., Class A	991,672	9,855,778
Lufax Holding Ltd., ADR	245,587	1,473,522
Luxshare Precision Industry Co. Ltd., Class A	640,300	3,227,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
Maxscend Microelectronics Co. Ltd., Class A	69,600	$1,401,510
Meituan, Class B*(a)	1,681,800	41,621,975
Microport Scientific Corp.*(b)	300,200	870,345
Ming Yang Smart Energy Group Ltd., Class A	275,900	1,390,982
Ming Yuan Cloud Group Holdings Ltd.(b)	298,000	476,985
Minth Group Ltd.	328,000	894,513
Muyuan Foods Co. Ltd., Class A	454,976	3,750,861
NetEase, Inc.	810,730	14,888,102
New Oriental Education & Technology Group, Inc.*	487,336	982,503
Nine Dragons Paper Holdings Ltd.	730,000	617,718
NIO, Inc., ADR*	612,746	13,308,843
Nongfu Spring Co. Ltd., Class H(a)(b)	665,400	3,820,117
Ovctek China, Inc., Class A	116,300	992,094
Pharmaron Beijing Co. Ltd., Class A	106,000	1,505,522
Pinduoduo, Inc., ADR*	194,032	11,991,178
Ping An Bank Co. Ltd., Class A	2,498,126	5,581,863
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	198,500	588,143
Ping An Insurance Group Co. of China Ltd., Class A	1,557,000	10,843,401
Ping An Insurance Group Co. of China Ltd., Class H	2,401,000	16,323,967
Pop Mart International Group Ltd.(a)(b)	286,000	1,381,352
Rongsheng Petrochemical Co. Ltd., Class A	355,600	816,307
Sangfor Technologies, Inc., Class A	43,500	673,373
Sany Heavy Industry Co. Ltd., Class A	1,470,936	4,181,862
SF Holding Co. Ltd., Class A	289,173	2,407,259
SG Micro Corp., Class A	55,700	1,512,263
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,770,600	2,057,853
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	582,000	2,154,608
Shanghai Putailai New Energy Technology Co. Ltd., Class A	108,100	1,360,884
Shenzhen Capchem Technology Co. Ltd., Class A	101,820	798,255
Shenzhen Inovance Technology Co. Ltd., Class A	275,700	2,708,803
Shenzhen Kangtai Biological Products Co. Ltd., Class A	114,500	771,622
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	75,800	3,541,147
Shenzhen Transsion Holdings Co. Ltd., Class A	46,779	622,608
Shenzhou International Group Holdings Ltd.	456,600	5,530,790
Sichuan Yahua Industrial Group Co. Ltd., Class A	274,100	1,334,889
Sino Biopharmaceutical Ltd.	6,036,000	3,823,004
SITC International Holdings Co. Ltd.	535,000	1,513,582
Sunac China Holdings Ltd.†(b)	1,722,000	438,897
Sungrow Power Supply Co. Ltd., Class A	175,800	2,576,348
Sunny Optical Technology Group Co. Ltd.	354,600	5,779,741
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	75,900	989,478
TBEA Co. Ltd., Class A	634,800	2,593,475
TCL Technology Group Corp., Class A	3,728,600	2,664,001
Tencent Holdings Ltd.	2,590,600	117,001,974
Tencent Music Entertainment Group, ADR*	245,441	1,232,114
Thunder Software Technology Co. Ltd., Class A	61,800	1,202,778
Tingyi Cayman Islands Holding Corp.	1,414,000	2,421,853
Tongcheng Travel Holdings Ltd.*	852,800	1,834,504
Tongkun Group Co. Ltd., Class A	392,900	930,648
Tongwei Co. Ltd., Class A	567,158	5,064,001
Topchoice Medical Corp., Class A*	43,600	1,134,451
Topsports International Holdings Ltd.(a)	1,246,000	1,132,157
Trip.com Group Ltd.*	196,370	5,545,542
United Energy Group Ltd.(b)	5,306,000	635,615
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	217,500	485,061
Vipshop Holdings Ltd., ADR*	172,451	1,705,540
Vnet Group, Inc., ADR*	14,157	85,508
Walvax Biotechnology Co. Ltd., Class A	369,800	2,669,166
Want Want China Holdings Ltd.	2,842,000	2,470,060
Weimob, Inc.*(a)(b)	1,360,000	928,972
Wens Foodstuffs Group Co. Ltd., Class A	617,500	1,960,946
WH Group Ltd.(a)	5,828,730	4,501,380
Will Semiconductor Co. Ltd., Class A	84,400	2,178,296
Wingtech Technology Co. Ltd., Class A	92,070	1,168,831
WuXi AppTec Co. Ltd., Class A	506,473	7,855,990
Wuxi Biologics Cayman, Inc.*(a)	1,748,000	15,994,291
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	179,000	1,686,886
XD, Inc.*(b)	92,400	240,804
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	823,500	1,817,935
Xinyi Glass Holdings Ltd.	1,716,000	4,115,627
Xinyi Solar Holdings Ltd.	2,453,753	3,789,942
XPeng, Inc., ADR*	123,629	3,923,984
Xtep International Holdings Ltd.(b)	655,000	1,185,301
Yidu Tech, Inc.*(a)(b)	60,700	72,404
Yihai International Holding Ltd.	195,000	703,267
Yonyou Network Technology Co. Ltd., Class A	392,600	1,271,344
Yum China Holdings, Inc.	196,098	9,510,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
Zai Lab Ltd.*	320,890	$1,093,904
Zhejiang Century Huatong Group Co. Ltd., Class A*	1,050,800	755,475
Zhejiang Chint Electrics Co. Ltd., Class A	218,300	1,165,057
Zhejiang Dahua Technology Co. Ltd., Class A	303,600	743,580
Zhejiang Huayou Cobalt Co. Ltd., Class A	185,770	2,649,582
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	117,300	1,182,588
Zhejiang Longsheng Group Co. Ltd., Class A	715,800	1,086,907
Zhejiang NHU Co. Ltd., Class A	257,580	876,376
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	322,600	1,322,313
Zhejiang Yongtai Technology Co. Ltd., Class A	139,800	686,676
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	265,300	863,828
Zhongsheng Group Holdings Ltd.	218,000	1,537,706
Zhuzhou CRRC Times Electric Co. Ltd., Class H	218,100	1,075,637
ZTO Express Cayman, Inc.	210,612	5,453,884

Total China		803,977,080

Czech Republic - 0.0%
Moneta Money Bank AS(a)	287,895	1,042,791

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	272,254	2,093,158
OTP Bank Nyrt(b)	145,728	3,233,708

Total Hungary		5,326,866

India - 17.9%
Aarti Industries Ltd.	213,780	1,891,394
Aavas Financiers Ltd.*	24,195	617,478
Adani Green Energy Ltd.*	234,313	5,725,162
Adani Total Gas Ltd.	140,758	4,265,027
Adani Transmission Ltd.*	128,901	4,037,557
Alkem Laboratories Ltd.	23,722	900,714
APL Apollo Tubes Ltd.*	105,476	1,135,197
Apollo Hospitals Enterprise Ltd.	88,624	4,133,673
Ashok Leyland Ltd.	1,860,144	3,481,329
Asian Paints Ltd.	287,757	9,820,668
Astral Ltd.	110,695	2,320,499
Atul Ltd.	21,876	2,224,594
AU Small Finance Bank Ltd.*(a)	221,530	1,659,809
Aurobindo Pharma Ltd.	181,571	1,179,703
Avenue Supermarts Ltd.*(a)	103,073	4,445,559
Axis Bank Ltd.	1,301,020	10,490,861
Bajaj Finance Ltd.	159,682	10,919,784
Bajaj Finserv Ltd.	13,299	1,840,911
Bandhan Bank Ltd.(a)	436,791	1,457,399
Bata India Ltd.	2,403	50,776
Bharat Forge Ltd.	288,169	2,378,405
Bharti Airtel Ltd.*	1,463,999	12,697,662
Biocon Ltd.	145,772	569,263
Britannia Industries Ltd.	84,121	3,692,387
Carborundum Universal Ltd.	96,249	873,733
CG Power & Industrial Solutions Ltd.*	457,358	1,109,914
Cholamandalam Investment and Finance Co. Ltd.	163,020	1,278,811
Cipla Ltd.	336,158	3,904,196
Coforge Ltd.	12,403	555,864
Crompton Greaves Consumer Electricals Ltd.	481,262	2,072,890
Cummins India Ltd.	91,749	1,189,899
Cyient Ltd.	61,938	593,439
Dalmia Bharat Ltd.	54,361	883,605
Deepak Nitrite Ltd.	28,875	634,886
Divi’s Laboratories Ltd.	95,378	4,384,568
Dr. Lal PathLabs Ltd.(a)	17,047	466,344
Dr. Reddy’s Laboratories Ltd.	80,896	4,500,818
Eicher Motors Ltd.	126,082	4,461,265
Emami Ltd.	192,807	1,026,017
Escorts Kubota Ltd.	64,256	1,175,562
Exide Industries Ltd.	22,977	40,093
Federal Bank Ltd.	1,043,372	1,191,708
Fortis Healthcare Ltd.*	306,475	931,387
Gland Pharma Ltd.*(a)	18,666	638,576
Godrej Consumer Products Ltd.*	304,155	2,917,631
Godrej Properties Ltd.*	117,306	1,757,158
Grasim Industries Ltd.	234,995	3,930,098
Happiest Minds Technologies Ltd.	37,143	389,879
Havells India Ltd.	62,907	874,791
HCL Technologies Ltd.	705,644	8,696,293
HDFC Life Insurance Co. Ltd.(a)	594,595	4,141,027
Hero MotoCorp Ltd.	95,611	3,292,706
Hindustan Unilever Ltd.	521,530	14,730,758
Housing Development Finance Corp. Ltd.	1,035,958	28,477,121
ICICI Bank Ltd., ADR	1,091,608	19,365,126
ICICI Lombard General Insurance Co. Ltd.(a)	182,636	2,592,369
ICICI Prudential Life Insurance Co. Ltd.(a)	336,565	2,084,020
IDFC First Bank Ltd.*	1,470,570	585,640
Indiabulls Housing Finance Ltd.*	247,679	297,161
IndiaMart InterMesh Ltd.(a)	7,495	361,518
Indian Hotels Co. Ltd.	305,183	870,074
Indus Towers Ltd.	737,134	1,951,752
Info Edge India Ltd.	45,052	2,144,309
Infosys Ltd., ADR	1,698,692	31,442,789
Ipca Laboratories Ltd.	107,668	1,223,616
Jindal Steel & Power Ltd.	261,428	1,089,938
JSW Steel Ltd.	363,478	2,598,162
Jubilant Foodworks Ltd.	154,474	1,001,986
Kajaria Ceramics Ltd.	66,873	802,501
Kotak Mahindra Bank Ltd.	669,738	14,087,205
Laurus Labs Ltd.(a)	204,162	1,201,356
Lupin Ltd.	202,025	1,562,913
Mahindra & Mahindra Financial Services Ltd.	310,619	689,893
Mahindra & Mahindra Ltd.	651,226	9,014,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
Maruti Suzuki India Ltd.	82,309	$8,828,630
Max Financial Services Ltd.*	168,909	1,673,316
Max Healthcare Institute Ltd.*	158,853	738,119
Motherson Sumi Wiring India Ltd.*	1,327,004	1,182,957
Mphasis Ltd.	33,236	965,463
Navin Fluorine International Ltd.	31,031	1,434,839
Nestle India Ltd.	26,849	5,939,435
Page Industries Ltd.	5,214	2,651,912
Persistent Systems Ltd.	28,300	1,219,044
PI Industries Ltd.	69,324	2,246,792
Piramal Enterprises Ltd.	117,586	2,465,252
RBL Bank Ltd.*(a)	384,333	406,124
Reliance Industries Ltd., GDR(a)	68,168	4,434,328
Reliance Industries Ltd., GDR(a)(b)	796,903	51,838,540
Samvardhana Motherson International Ltd.	1,123,915	1,681,478
Shriram Transport Finance Co. Ltd.	132,164	2,144,396
Sun Pharmaceutical Industries Ltd.	715,005	7,520,126
Sundaram Finance Ltd.	103,537	2,309,614
Supreme Industries Ltd.	88,731	1,985,177
Tata Chemicals Ltd.	86,570	869,674
Tata Consumer Products Ltd.	378,593	3,386,231
Tata Elxsi Ltd.	15,416	1,594,950
Tata Motors Ltd.*	1,079,632	5,629,712
Tata Steel Ltd.	621,141	6,819,593
Tech Mahindra Ltd.	417,918	5,291,943
Titan Co. Ltd.	284,682	6,997,865
Torrent Pharmaceuticals Ltd.	61,424	2,224,673
Trent Ltd.	139,292	1,894,590
Tube Investments of India Ltd.	54,821	1,278,191
UltraTech Cement Ltd.	90,505	6,426,144
United Spirits Ltd.*	287,300	2,763,952
Vedanta Ltd.	1,035,096	2,922,871
Vodafone Idea Ltd.*	5,947,239	632,585
Voltas Ltd.	240,649	2,963,146
Wipro Ltd.	873,017	4,599,306
Zee Entertainment Enterprises Ltd.	771,943	2,092,792

Total India		448,077,311

Indonesia - 2.2%
Astra International Tbk PT	16,701,200	7,427,115
Bank Central Asia Tbk PT	45,270,600	22,031,338
Bank Jago Tbk PT*	3,288,100	2,019,541
Barito Pacific Tbk PT	20,939,900	1,061,227
Chandra Asri Petrochemical Tbk PT	2,180,900	1,317,543
Charoen Pokphand Indonesia Tbk PT	7,817,400	3,148,475
Elang Mahkota Teknologi Tbk PT*	18,659,100	2,010,261
Indocement Tunggal Prakarsa Tbk PT	2,317,800	1,474,150
Kalbe Farma Tbk PT	22,337,000	2,488,969
Merdeka Copper Gold Tbk PT*	8,588,200	2,300,179
Sarana Menara Nusantara Tbk PT	28,835,400	2,129,145
Sumber Alfaria Trijaya Tbk PT	16,929,500	2,318,253
Tower Bersama Infrastructure Tbk PT	6,883,600	1,358,469
United Tractors Tbk PT	1,390,600	2,650,984

Total Indonesia		53,735,649

Malaysia - 1.4%
AMMB Holdings Bhd	1,443,900	1,221,951
Genting Malaysia Bhd	4,093,300	2,637,543
Hartalega Holdings Bhd	2,202,300	1,528,993
Hong Leong Bank Bhd	1,820,708	8,451,886
Inari Amertron Bhd	2,886,100	1,728,713
Malaysian Pacific Industries Bhd	113,700	722,314
MR DIY Group M Bhd(a)	2,692,700	1,264,637
My EG Services Bhd	4,064,600	811,537
Nestle Malaysia Bhd	206,600	6,215,578
Press Metal Aluminium Holdings Bhd	6,250,200	6,750,074
QL Resources Bhd	1,785,925	2,107,047
Top Glove Corp. Bhd	4,717,100	1,113,054
VS Industry Bhd	3,516,000	793,743

Total Malaysia		35,347,070

Mexico - 2.6%
Alfa SAB de CV, Class A	4,039,652	2,859,186
Alsea SAB de CV*	447,791	845,167
America Movil SAB de CV, Series L	14,001,811	14,261,538
Banco del Bajio SA(a)	796,443	1,591,248
Cemex SAB de CV, Series CPO*(b)	8,322,622	3,229,924
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	549,848	564,135
Corp. Inmobiliaria Vesta SAB de CV(b)	831,189	1,540,784
Fibra Uno Administracion SA de CV	2,865,144	2,844,446
Fomento Economico Mexicano SAB de CV(b)	1,210,724	8,146,805
Grupo Aeroportuario del Centro Norte SAB de CV	133,133	848,720
Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	222,583	3,090,010
Grupo Aeroportuario del Sureste SAB de CV, Class B(b)	68,625	1,344,320
Grupo Bimbo SAB de CV, Series A	486,903	1,577,580
Grupo Elektra SAB de CV(b)	358	20,587
Grupo Financiero Banorte SAB de CV, Class O	1,243,080	6,911,083
Grupo Televisa SAB, Series CPO(b)	1,379,752	2,257,443
Megacable Holdings SAB de CV, Series CPO	576,062	1,395,346
Wal-Mart de Mexico SAB de CV	3,079,479	10,582,024

Total Mexico		63,910,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
Philippines - 0.8%
AC Energy Corp.	173,610	$25,386
Ayala Corp.	54,930	599,400
Ayala Land, Inc.	2,758,300	1,279,197
Globe Telecom, Inc.	10,425	430,006
JG Summit Holdings, Inc.	1,307,340	1,157,906
Jollibee Foods Corp.	517,510	1,916,251
PLDT, Inc.	31,285	955,875
SM Investments Corp.	339,875	4,833,723
SM Prime Holdings, Inc.	8,856,300	5,887,019
Universal Robina Corp.	883,150	1,782,843

Total Philippines		18,867,606

Poland - 0.6%
Allegro.eu SA*(a)(b)	302,894	1,606,483
Asseco Poland SA	104,036	1,747,104
Bank Polska Kasa Opieki SA	95,852	1,738,441
CCC SA*	5,177	52,969
CD Projekt SA(b)	61,749	1,314,133
Cyfrowy Polsat SA	452,803	2,137,189
LPP SA	1,310	2,620,962
Orange Polska SA	929,132	1,295,786
Santander Bank Polska SA	56,374	2,921,615

Total Poland		15,434,682

Russia - 0.0%
Evraz PLC*†	757,034	0
HeadHunter Group PLC, ADR†	35,535	0
Lukoil PJSC, ADR†	474,585	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0
Mobile TeleSystems PJSC, ADR†	777,676	0
Novatek PJSC, GDR†(c)	113,858	0
Novolipetsk Steel PJSC, GDR†(c)	94,854	0
Ozon Holdings PLC, ADR*†(b)	43,104	0
PhosAgro PJSC, GDR†(c)	130,360	0
Polymetal International PLC	354,651	779,582
Polyus PJSC, GDR†(c)	75,186	0
Severstal PAO, GDR†(c)	123,722	0
Sistema PJSFC, GDR*†(c)	212,810	0
Surgutneftegas PJSC, ADR†	720,104	0
VK Co. Ltd., GDR*†(c)	167,707	0
X5 Retail Group NV, GDR†(c)	166,238	0
Yandex NV, Class A*†	402,553	0

Total Russia		779,582

South Africa - 4.3%
Absa Group Ltd.	500,537	4,723,517
Anglo American Platinum Ltd.	18,117	1,575,872
AngloGold Ashanti Ltd.	225,677	3,375,409
Aspen Pharmacare Holdings Ltd.	245,156	2,080,665
AVI Ltd.	399,728	1,603,548
Barloworld Ltd.	87,772	480,851
Bid Corp. Ltd.	230,541	4,317,551
Capitec Bank Holdings Ltd.	55,397	6,702,521
Clicks Group Ltd.	187,603	3,129,789
Discovery Ltd.*	291,774	2,281,474
FirstRand Ltd.	3,390,165	12,906,735
Gold Fields Ltd.	498,244	4,653,217
Growthpoint Properties Ltd.	3,831,742	2,888,571
Impala Platinum Holdings Ltd.	411,894	4,554,279
Investec Ltd.	170,510	914,556
Motus Holdings Ltd.(b)	115,968	757,429
Mr. Price Group Ltd.(b)	83,765	906,907
MultiChoice Group	234,305	1,656,332
Naspers Ltd., Class N	118,379	17,109,008
Nedbank Group Ltd.	361,067	4,567,969
Ninety One Ltd.	105,800	248,896
Northam Platinum Holdings Ltd.*	149,182	1,559,798
Old Mutual Ltd.(b)	1,295,648	872,333
Pick n Pay Stores Ltd.	346,931	1,190,355
Redefine Properties Ltd.	2,582,246	578,474
Sanlam Ltd.	1,044,913	3,372,169
Shoprite Holdings Ltd.	312,199	3,770,971
Sibanye Stillwater Ltd.	1,504,212	3,734,247
Standard Bank Group Ltd.	886,576	8,397,375
Tiger Brands Ltd.(b)	125,523	1,088,313
Vodacom Group Ltd.(b)	197,458	1,580,508
Woolworths Holdings Ltd.	224,437	743,214

Total South Africa		108,322,853

South Korea - 14.0%
AfreecaTV Co. Ltd.(b)	5,939	366,385
Alteogen, Inc.*	17,765	835,984
Amorepacific Corp.(b)	19,327	1,935,082
Bioneer Corp.*	15,009	284,366
BNC Korea Co. Ltd.*	27,187	154,947
Celltrion Healthcare Co. Ltd.(b)	51,536	2,722,866
Celltrion Pharm, Inc.*	10,709	649,105
Celltrion, Inc.(b)	54,000	7,423,752
Coway Co. Ltd.	54,772	2,695,572
CS Wind Corp.	12,658	563,488
Daejoo Electronic Materials Co. Ltd.	8,093	411,382
DB HiTek Co. Ltd.	22,302	857,967
DB Insurance Co. Ltd.	54,688	2,581,927
DGB Financial Group, Inc.	134,930	790,833
Dongsuh Cos., Inc.	57,468	1,159,628
Doosan Enerbility Co. Ltd.*(b)	160,947	2,404,784
Doosan Fuel Cell Co. Ltd.*(b)	27,933	646,478
Douzone Bizon Co. Ltd.	11,952	335,989
E-Mart, Inc.	16,434	1,335,326
Ecopro BM Co. Ltd.(b)	28,504	2,491,685
Ecopro Co. Ltd.(b)	9,466	522,001
Eubiologics Co. Ltd.*	18,417	207,092
Fila Holdings Corp.	37,485	811,251
GeneOne Life Science, Inc.*	39,454	312,982
Genexine, Inc.*(b)	13,540	318,582
Green Cross Corp.	4,546	589,958
GS Engineering & Construction Corp.	102,798	2,497,903
GS Holdings Corp.	72,547	2,338,333
Hana Financial Group, Inc.	205,355	6,223,598
Hanmi Pharm Co. Ltd.	8,929	2,118,093
Hanmi Science Co. Ltd.(b)	26,803	826,756
Hanon Systems	209,056	1,618,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
Hansol Chemical Co. Ltd.	4,585	$720,379
Hanwha Solutions Corp.*	85,752	2,503,081
HD Hyundai Co. Ltd.	68,131	3,116,899
HLB Life Science Co. Ltd.*	65,810	615,828
HLB, Inc.*(b)	53,646	1,462,622
HYBE Co. Ltd.*	8,193	918,116
Hyundai Glovis Co. Ltd.	16,530	2,285,224
Hyundai Motor Co.(b)	66,115	9,191,126
Hyundai Steel Co.	67,004	1,656,522
Kakao Corp.	157,029	8,453,733
Kakao Games Corp.*	15,686	593,782
KB Financial Group, Inc.(b)	221,579	8,217,059
Kia Corp.	144,683	8,613,675
Korea Investment Holdings Co. Ltd.	16,156	767,734
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	18,024	1,303,492
Korean Air Lines Co. Ltd.*	47,058	913,325
Kumho Petrochemical Co. Ltd.	6,439	689,326
L&F Co. Ltd.*(b)	9,070	1,466,959
LEENO Industrial, Inc.	6,039	604,644
LG Chem Ltd.	22,831	9,073,318
LG Corp.	62,701	3,761,867
LG Electronics, Inc.	60,757	4,131,888
LG H&H Co. Ltd.(b)	4,891	2,561,522
LG Innotek Co. Ltd.	10,866	2,866,301
Lotte Chemical Corp.	9,816	1,360,813
Lotte Corp.	71,310	2,048,570
Macquarie Korea Infrastructure Fund	312,110	3,004,756
Mando Corp.	41,737	1,528,492
Mezzion Pharma Co. Ltd.*	15,621	198,511
NAVER Corp.	72,996	13,492,791
NCSoft Corp.	9,258	2,492,045
Netmarble Corp.(a)(b)	24,559	1,303,231
OCI Co. Ltd.	8,194	905,606
Osstem Implant Co. Ltd.(b)	6,597	509,611
Pearl Abyss Corp.*	28,824	1,134,401
POSCO Chemical Co. Ltd.	22,448	1,849,920
POSCO Holdings, Inc.	43,907	7,794,642
Samsung Biologics Co. Ltd.*(a)	8,944	5,441,898
Samsung Electro-Mechanics Co. Ltd.	36,612	3,679,811
Samsung Electronics Co. Ltd.	2,587,033	113,571,227
Samsung Engineering Co. Ltd.*	58,998	979,210
Samsung Fire & Marine Insurance Co. Ltd.	16,679	2,582,008
Samsung Heavy Industries Co. Ltd.*	236,107	1,103,797
Samsung Life Insurance Co. Ltd.	52,010	2,507,568
Samsung SDI Co. Ltd.	29,386	12,040,474
Samsung SDS Co. Ltd.	26,820	2,685,305
Seegene, Inc.	26,210	729,738
Shin Poong Pharmaceutical Co. Ltd.*(b)	16,163	271,997
Shinhan Financial Group Co. Ltd.	343,194	9,793,082
Shinsegae, Inc.	7,869	1,321,197
SK Chemicals Co. Ltd.	9,767	692,807
SK Hynix, Inc.	268,884	18,845,074
SK Innovation Co. Ltd.*	29,285	4,330,499
SK Square Co. Ltd.*(b)	55,604	1,672,317
SK Telecom Co. Ltd.	86,124	3,449,205
SM Entertainment Co. Ltd.	11,790	572,974
Wemade Co. Ltd.(b)	6,539	290,589
Yuhan Corp.	12,675	546,673

Total South Korea		350,251,511

Switzerland - 0.1%
Mediclinic International PLC*	351,669	1,933,026

Taiwan - 16.8%
Accton Technology Corp.(b)	375,000	3,007,971
Alchip Technologies Ltd.(b)	55,000	1,283,737
AP Memory Technology Corp.(b)	114,000	801,318
ASE Technology Holding Co. Ltd.(b)	2,390,062	6,141,246
Asia Cement Corp.	747,000	1,100,395
ASMedia Technology, Inc.(b)	24,000	899,995
Asustek Computer, Inc.(b)	475,000	4,960,314
AUO Corp.(b)	6,536,000	3,583,056
Capital Securities Corp.(b)	2,471,000	1,163,469
Catcher Technology Co. Ltd.(b)	599,000	3,334,101
Cathay Financial Holding Co. Ltd.(b)	5,663,854	9,695,803
Chailease Holding Co. Ltd.(b)	995,737	6,982,399
Cheng Shin Rubber Industry Co. Ltd.	461,000	548,856
Chroma ATE, Inc.(b)	316,000	1,626,045
CTBC Financial Holding Co. Ltd.	16,926,672	14,288,915
Delta Electronics, Inc.(b)	1,063,500	7,922,554
E.Sun Financial Holding Co. Ltd.(b)	10,912,848	10,643,637
Elite Semiconductor Microelectronics Technology, Inc.(b)	254,000	758,579
ENNOSTAR, Inc.(b)	437,000	745,149
Evergreen Marine Corp. Taiwan Ltd.(b)	1,675,000	4,765,837
Far Eastern International Bank(b)	3,057,974	1,157,018
Far Eastern New Century Corp.	3,474,080	3,715,531
Feng TAY Enterprise Co. Ltd.	436,000	2,573,461
Formosa Chemicals & Fibre Corp.	3,054,000	7,672,618
Formosa Petrochemical Corp.(b)	298,000	940,098
Formosa Plastics Corp.	2,561,000	9,345,301
Fubon Financial Holding Co. Ltd.(b)	4,805,160	9,664,135
Genius Electronic Optical Co. Ltd.(b)	81,000	998,419
Giant Manufacturing Co. Ltd.	120,000	968,604
Great Wall Enterprise Co. Ltd.	11,040	17,655
Hiwin Technologies Corp.	123,000	986,614
Hon Hai Precision Industry Co. Ltd.	6,175,068	22,637,174
Hotai Motor Co. Ltd.(b)	194,000	3,953,924
Innolux Corp.(b)	7,984,000	3,249,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares		Value
ITEQ Corp.(b)	168,000		$405,684
King Yuan Electronics Co. Ltd.	1,449,000		1,949,316
Kinsus Interconnect Technology Corp.(b)	112,000		536,768
Largan Precision Co. Ltd.	62,000		3,596,953
Lien Hwa Industrial Holdings Corp.(b)	80,100		151,130
Lite-On Technology Corp.	994,000		1,935,615
Macronix International Co. Ltd.(b)	1,252,000		1,494,812
MediaTek, Inc.(b)	803,000		17,581,280
Merida Industry Co. Ltd.(b)	83,000		713,219
Micro-Star International Co. Ltd.(b)	720,000		2,748,415
momo.com, Inc.(b)	37,200		798,211
Nan Ya Plastics Corp.	3,930,000		10,970,454
Nan Ya Printed Circuit Board Corp.(b)	105,000		919,922
Novatek Microelectronics Corp.(b)	403,000		4,093,228
Pegatron Corp.(b)	1,310,000		2,511,309
President Chain Store Corp.	96,000		879,816
Quanta Computer, Inc.	1,812,000		4,863,121
Realtek Semiconductor Corp.(b)	307,000		3,747,995
Shanghai Commercial & Savings Bank Ltd.	2,326,000		4,153,921
TA Chen Stainless Pipe(b)	561,000		638,669
Taishin Financial Holding Co. Ltd.	2,181,510		1,195,911
Taiwan Cement Corp.(b)	4,800,104		6,376,784
Taiwan Mobile Co. Ltd.	1,277,000		4,638,405
Taiwan Semiconductor Manufacturing Co. Ltd.	9,219,000		147,585,854
Tong Hsing Electronic Industries Ltd.(b)	134,000		905,847
Uni-President Enterprises Corp.(b)	3,324,160		7,490,498
Unimicron Technology Corp.(b)	773,000		4,120,622
United Microelectronics Corp.(b)	6,062,000		7,981,815
Voltronic Power Technology Corp.	36,000		1,749,542
Walsin Lihwa Corp.(b)	916,000		1,110,592
Walsin Technology Corp.(b)	282,000		850,737
Wan Hai Lines Ltd.(b)	705,000		2,821,565
Winbond Electronics Corp.	2,924,000		2,133,984
Wisdom Marine Lines Co. Ltd.(b)	435,000		950,948
Wiwynn Corp.(b)	69,000		1,617,469
Yageo Corp.(b)	311,396		3,225,654
Yieh Phui Enterprise Co. Ltd.*(b)	787,000		439,376
Yuanta Financial Holding Co. Ltd.(b)	9,501,765		6,295,417
Zhen Ding Technology Holding Ltd.(b)	437,000		1,513,814

Total Taiwan			419,827,676

Thailand - 2.1%
Advanced Info Service PCL, NVDR	409,600		2,253,350
B Grimm Power PCL, NVDR	1,290,300		1,277,344
Bangkok Expressway & Metro PCL, NVDR	16,751,700		4,145,874
BTS Group Holdings PCL, NVDR(b)	15,146,200		3,662,849
Bumrungrad Hospital PCL, NVDR	812,700		4,114,646
Carabao Group PCL, NVDR	357,600		1,077,200
Central Pattana PCL, NVDR	443,100		764,506
Central Retail Corp. PCL, NVDR	2,839,983		2,811,467
CP ALL PCL, NVDR	2,402,600		4,077,386
Delta Electronics Thailand PCL, NVDR(b)	310,500		2,924,523
Energy Absolute PCL, NVDR(b)	1,956,000		4,508,952
Gulf Energy Development PCL, NVDR	4,705,000		6,188,163
Hana Microelectronics PCL, NVDR(b)	453,400		522,587
Home Product Center PCL, NVDR	6,605,000		2,372,606
Indorama Ventures PCL, NVDR(b)	764,600		1,016,439
Intouch Holdings PCL, NVDR	1,850,900		3,586,102
KCE Electronics PCL, NVDR	305,600		520,786
Minor International PCL, NVDR*	1,212,900		1,166,415
Muangthai Capital PCL, NVDR	958,400		1,158,863
Osotspa PCL, NVDR	2,316,600		2,244,196
True Corp. PCL, NVDR	16,790,100		2,184,541

Total Thailand			52,578,795

Turkey - 0.3%
Akbank TAS	3,236,848		1,554,788
BIM Birlesik Magazalar AS	528,533		2,559,332
Enka Insaat ve Sanayi AS(b)	2,991,887		3,089,278
Turkiye Garanti Bankasi AS	1,713,548		1,426,546

Total Turkey			8,629,944

United Kingdom - 0.3%
Avast PLC(a)	576,637		3,655,748
Investec PLC(b)	598,875		3,194,975

Total United Kingdom			6,850,723

TOTAL COMMON STOCKS (Cost: $2,874,222,110)			2,492,147,009

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $45,084)	3,280,857	INR	40,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

Investments	Shares	Value
RIGHTS - 0.0%

China - 0.0%
Microport Scientific Corp., expiring 7/29/22*† (Cost: $0)	111	$0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $54,597,263)	54,597,263	54,597,263

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $2,928,864,457)		2,546,785,142
Other Assets less Liabilities - (1.8)%		(46,084,393)

NET ASSETS - 100.0%		$2,500,700,749

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,060,432, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $204,908,664 and the total market value of the collateral held by the Fund was $224,374,569. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $169,777,306.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$802,916,648	$—	$1,060,432	*	$803,977,080
Russia	779,582	—	0	*	779,582
Other	1,687,390,347	—	—		1,687,390,347
Foreign Corporate Bond	—	40,870	—		40,870
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	54,597,263	—		54,597,263

Total Investments in Securities	$2,491,086,577	$54,638,133	$1,060,432		$2,546,785,142

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.5%

Brazil - 18.3%
B3 SA - Brasil Bolsa Balcao	5,260,646	$11,025,381
Banco Bradesco SA	1,267,165	3,484,464
Banco do Brasil SA	1,237,957	7,901,979
Banco Santander Brasil SA	307,667	1,694,994
BB Seguridade Participacoes SA	452,892	2,248,243
BrasilAgro - Co. Brasileira de Propriedades Agricolas	91,793	427,944
Camil Alimentos SA	244,847	460,717
Centrais Eletricas Brasileiras SA	583,458	5,154,607
Cia Brasileira de Distribuicao	376,633	1,176,832
Cia de Saneamento de Minas Gerais-COPASA	320,728	706,534
Cia de Saneamento do Parana	293,943	1,025,255
Cia Energetica de Minas Gerais	527,598	1,529,489
Cia Paranaense de Energia	720,187	877,261
Cia Siderurgica Nacional SA	1,139,152	3,363,357
CPFL Energia SA	838,566	4,951,748
CSN Mineracao SA	1,206,165	890,303
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,001,003	2,262,543
EDP - Energias do Brasil SA	532,982	2,090,365
Engie Brasil Energia SA	681,154	5,379,468
Grendene SA	639,357	859,494
JBS SA	1,694,259	10,234,660
JHSF Participacoes SA	485,855	541,651
Marfrig Global Foods SA	835,781	1,935,444
Minerva SA	633,479	1,607,486
Petroleo Brasileiro SA	11,919,324	69,608,880
Porto Seguro SA	136,253	462,736
Romi SA	35,537	81,547
Sul America SA	187,818	793,731
SYN prop e tech SA	170,165	133,413
Telefonica Brasil SA	762,569	6,862,385
Transmissora Alianca de Energia Eletrica SA	1,008,544	7,448,196
Unipar Carbocloro SA	35,549	573,466
Vale SA	11,468,182	167,896,053
Vibra Energia SA	2,503,750	8,000,394

Total Brazil		333,691,020

Chile - 0.7%
CAP SA	244,291	2,156,407
Cencosud SA	5,064,225	6,313,626
Empresas CMPC SA	2,726,509	4,438,127

Total Chile		12,908,160

China - 28.8%
Agricultural Bank of China Ltd., Class A*	7,967,100	3,588,891
Agricultural Bank of China Ltd., Class H	25,699,000	9,694,090
Anhui Conch Cement Co. Ltd., Class A	549,100	2,889,569
Anhui Conch Cement Co. Ltd., Class H(a)	1,295,500	5,613,264
Bank of Beijing Co. Ltd., Class A	3,251,449	2,201,840
Bank of China Ltd., Class A*	4,196,400	2,040,551
Bank of China Ltd., Class H	102,058,000	40,709,007
Bank of Communications Co. Ltd., Class A	4,558,400	3,386,061
Bank of Communications Co. Ltd., Class H	17,561,000	12,129,633
Bank of Jiangsu Co. Ltd., Class A	1,749,870	1,858,398
Bank of Nanjing Co. Ltd., Class A	858,200	1,333,857
Bank of Shanghai Co. Ltd., Class A	1,240,200	1,211,675
Beijing Enterprises Water Group Ltd.	4,808,000	1,452,151
C&D International Investment Group Ltd.	828,798	2,239,153
Central China New Life Ltd.(a)	604,000	299,423
China CITIC Bank Corp. Ltd., Class H	8,464,000	3,786,011
China Communications Services Corp. Ltd., Class H	2,502,000	1,100,033
China Construction Bank Corp., Class A	1,136,000	1,026,843
China Construction Bank Corp., Class H	97,542,054	65,509,099
China Everbright Bank Co. Ltd., Class A	3,050,800	1,369,725
China Everbright Environment Group Ltd.	4,338,000	2,559,586
China Galaxy Securities Co. Ltd., Class H	2,208,500	1,274,955
China Hongqiao Group Ltd.(a)	4,357,000	4,925,046
China Life Insurance Co. Ltd., Class H	6,323,000	11,007,102
China Merchants Port Holdings Co. Ltd.	2,300,000	3,910,054
China Merchants Securities Co. Ltd., Class H(b)	549,800	596,958
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	711,682	1,425,657
China Minsheng Banking Corp. Ltd., Class A	3,935,800	2,183,881
China National Building Material Co. Ltd., Class H(a)	4,960,000	5,296,937
China Pacific Insurance Group Co. Ltd., Class A*	444,900	1,561,483
China Pacific Insurance Group Co. Ltd., Class H	1,471,800	3,597,465
China Petroleum & Chemical Corp., Class A	5,504,000	3,349,590
China Petroleum & Chemical Corp., Class H	43,400,000	19,523,764
China Railway Group Ltd., Class H	4,683,000	2,894,443
China Reinsurance Group Corp., Class H	4,804,000	397,938
China Resources Land Ltd.	2,744,000	12,798,654
China Risun Group Ltd., Class H	1,582,000	681,432
China Shenhua Energy Co. Ltd., Class A	1,137,700	5,650,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
China Shenhua Energy Co. Ltd., Class H	7,889,500	$22,622,006
China South City Holdings Ltd.	5,162,000	434,171
China Vanke Co. Ltd., Class A	1,815,500	5,551,408
China Vanke Co. Ltd., Class H	2,394,900	6,018,571
China Yuhua Education Corp. Ltd.(b)	1,266,000	224,258
Chongqing Water Group Co. Ltd., Class A	246,000	196,310
CIFI Holdings Group Co. Ltd.(a)	7,133,280	3,581,662
CITIC Ltd.	8,687,000	8,801,082
CITIC Telecom International Holdings Ltd.	4,052,000	1,342,585
Consun Pharmaceutical Group Ltd.	918,000	489,010
COSCO Shipping Development Co. Ltd., Class H	3,528,000	705,874
COSCO Shipping Energy Transportation Co. Ltd., Class H(a)	1,856,000	1,182,625
Country Garden Holdings Co. Ltd.(a)	10,370,850	6,423,175
CSC Financial Co. Ltd., Class H(b)	625,000	662,678
Datang International Power Generation Co. Ltd., Class H(a)	5,064,000	838,950
Excellence Commercial Property & Facilities Management Group Ltd.	567,000	284,694
Fangda Carbon New Material Co. Ltd., Class A*	586,000	664,300
Fangda Special Steel Technology Co. Ltd., Class A	664,300	692,619
FAW Jiefang Group Co. Ltd., Class A	291,000	405,409
Fufeng Group Ltd.	1,614,000	1,034,596
Fujian Sunner Development Co. Ltd., Class A	145,500	416,260
Gemdale Corp., Class A	1,277,309	2,560,639
Genertec Universal Medical Group Co. Ltd.(b)	1,367,000	834,455
Greenland Holdings Corp. Ltd., Class A	879,140	519,286
Greenland Hong Kong Holdings Ltd.	2,260,000	446,415
Guangdong Investment Ltd.	3,462,000	3,661,881
Guotai Junan Securities Co. Ltd., Class H(b)	866,400	1,078,728
Haitong Securities Co. Ltd., Class A	936,100	1,369,759
Haitong Securities Co. Ltd., Class H	3,705,600	2,720,070
Henan Shuanghui Investment & Development Co. Ltd., Class A	452,600	1,978,041
Hengan International Group Co. Ltd.	872,000	4,094,992
Hisense Home Appliances Group Co. Ltd., Class H	414,000	467,448
Huadian Power International Corp. Ltd., Class H(a)	6,428,000	2,342,831
Huaibei Mining Holdings Co. Ltd., Class A	248,800	540,337
Huaneng Power International, Inc., Class H(a)	4,042,000	2,014,059
Huaxin Cement Co. Ltd., Class A	180,300	524,694
Industrial & Commercial Bank of China Ltd., Class A	5,144,300	3,660,140
Industrial & Commercial Bank of China Ltd., Class H	73,535,823	43,670,080
Industrial Bank Co. Ltd., Class A	1,623,400	4,818,720
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	845,800	615,659
Jiangsu Expressway Co. Ltd., Class H	2,613,727	2,631,397
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,533,300	697,558
Jiangxi Zhengbang Technology Co. Ltd., Class A*	506,200	457,560
Jiayuan International Group Ltd.*(a)	2,326,000	128,943
Jinke Properties Group Co. Ltd., Class A	1,550,900	661,611
Jizhong Energy Resources Co. Ltd., Class A	431,000	479,589
JNBY Design Ltd.	423,500	484,111
Kingboard Holdings Ltd.	1,001,000	3,788,695
Kingfa Sci & Tech Co. Ltd., Class A	387,400	550,110
Lakala Payment Co. Ltd., Class A*	132,600	376,981
Lee & Man Paper Manufacturing Ltd.	2,537,000	1,089,556
Livzon Pharmaceutical Group, Inc., Class H(a)	184,900	639,743
Longfor Group Holdings Ltd.(b)	1,667,500	7,873,234
Lonking Holdings Ltd.	4,709,000	1,140,201
Maanshan Iron & Steel Co. Ltd., Class H(a)	1,544,000	468,299
Nanjing Iron & Steel Co. Ltd., Class A	1,121,600	526,989
New China Life Insurance Co. Ltd., Class H	547,700	1,539,042
People’s Insurance Co. Group of China Ltd., Class H	8,509,000	2,602,489
PetroChina Co. Ltd., Class H	41,674,000	19,862,591
PICC Property & Casualty Co. Ltd., Class H	4,520,000	4,700,323
Ping An Insurance Group Co. of China Ltd., Class A	1,039,900	7,242,166
Ping An Insurance Group Co. of China Ltd., Class H	2,868,000	19,499,016
Poly Developments and Holdings Group Co. Ltd., Class A	1,921,700	5,004,756
Poly Property Group Co. Ltd.	2,670,000	643,091
Postal Savings Bank of China Co. Ltd., Class A	1,443,100	1,160,214
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	4,673,000	3,710,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
Powerlong Real Estate Holdings Ltd.(a)	2,634,000	$439,730
Qingdao Port International Co. Ltd., Class H(b)	2,427,000	1,138,195
RiseSun Real Estate Development Co. Ltd., Class A	934,300	422,262
Seazen Holdings Co. Ltd., Class A	223,600	848,147
Shaanxi Coal Industry Co. Ltd., Class A	965,800	3,051,169
Shanghai Industrial Holdings Ltd.	881,000	1,273,175
Shanghai Pudong Development Bank Co. Ltd., Class A	2,212,400	2,643,317
Shenzhen Expressway Corp. Ltd., Class H	1,646,000	1,709,569
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,164,800	1,127,585
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	207,200	751,016
Shougang Fushan Resources Group Ltd.	4,744,739	1,971,193
Sino-Ocean Group Holding Ltd.	6,404,500	1,085,515
Sinopec Engineering Group Co. Ltd., Class H	2,993,000	1,373,119
Sinopec Kantons Holdings Ltd.	1,346,000	461,420
Sinotrans Ltd., Class H	2,284,000	654,904
SITC International Holdings Co. Ltd.	2,631,000	7,443,427
Tech-Bank Food Co. Ltd., Class A*	455,300	456,373
Tian Lun Gas Holdings Ltd.	685,000	430,365
Tianli International Holdings Ltd.(a)	1,572,000	212,353
Tingyi Cayman Islands Holding Corp.	2,320,000	3,973,620
Uni-President China Holdings Ltd.	1,737,000	1,489,752
Xiamen C & D, Inc., Class A	477,600	931,093
Xinyi Glass Holdings Ltd.	3,226,000	7,737,187
Yango Group Co. Ltd., Class A	1,276,300	416,917
Yankuang Energy Group Co. Ltd., Class H	1,438,000	4,508,096
Yuexiu Transport Infrastructure Ltd.	1,554,000	897,115
Zhejiang Expressway Co. Ltd., Class H	1,882,000	1,736,430

Total China		524,707,078

Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd.	930,500	1,147,865
Perfect Medical Health Management Ltd.	1,293,000	695,361
Wasion Holdings Ltd.	1,142,000	374,023

Total Hong Kong		2,217,249

India - 6.1%
Ambuja Cements Ltd.	1,287,026	5,915,862
Bharat Petroleum Corp. Ltd.	3,813,530	14,892,433
CESC Ltd.	1,383,407	1,247,252
Coal India Ltd.	2,513,005	5,906,027
Gujarat Pipavav Port Ltd.	371,271	362,468
Hindustan Petroleum Corp. Ltd.	1,742,087	4,791,304
Indiabulls Housing Finance Ltd.*	323,546	388,186
IRCON International Ltd.(b)	704,964	321,808
ITC Ltd.	5,178,264	17,933,524
Mindspace Business Parks REIT(b)	388,838	1,725,220
NHPC Ltd.	5,533,315	2,154,540
NMDC Ltd.	1,833,264	2,511,750
NTPC Ltd.	7,960,492	14,404,436
Oracle Financial Services Software Ltd.	39,738	1,559,027
Petronet LNG Ltd.	1,426,049	3,923,903
Power Finance Corp. Ltd.	2,064,551	2,730,600
Power Grid Corp. of India Ltd.	6,808,251	18,267,984
PTC India Ltd.	533,986	514,225
Rail Vikas Nigam Ltd.	1,554,697	590,597
REC Ltd.	1,066,931	1,671,882
SJVN Ltd.	1,533,293	522,278
Vedanta Ltd.	2,917,821	8,239,249

Total India		110,574,555

Indonesia - 1.7%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,921,525	638,838
Hanjaya Mandala Sampoerna Tbk PT	14,962,400	979,247
Indocement Tunggal Prakarsa Tbk PT	3,436,800	2,185,849
Indofood Sukses Makmur Tbk PT	4,489,700	2,124,678
Puradelta Lestari Tbk PT	38,478,300	413,259
Telkom Indonesia Persero Tbk PT	82,210,400	22,073,610
Unilever Indonesia Tbk PT	5,683,800	1,819,884

Total Indonesia		30,235,365

Malaysia - 2.7%
Astro Malaysia Holdings Bhd	5,117,100	1,050,703
British American Tobacco Malaysia Bhd	208,300	510,412
Bursa Malaysia Bhd	639,100	961,369
Eco World Development Group Bhd	2,129,900	321,358
Hartalega Holdings Bhd	3,714,800	2,579,078
Kossan Rubber Industries Bhd	3,995,000	1,196,461
Malayan Banking Bhd	10,814,083	21,076,114
MISC Bhd	1,820,400	2,932,465
Petronas Gas Bhd	1,540,100	5,744,582
Public Bank Bhd	9,740,300	9,657,427
Sime Darby Bhd	6,570,100	3,175,114
Uchi Technologies Bhd	695,800	470,444

Total Malaysia		49,675,527

Mexico - 3.8%
Alpek SAB de CV(a)	983,783	1,355,059
Arca Continental SAB de CV	967,363	6,352,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
Banco del Bajio SA(b)	822,162	$1,642,633
Coca-Cola Femsa SAB de CV	960,378	5,299,852
Corp. Inmobiliaria Vesta SAB de CV(a)	1,417,782	2,628,157
Fibra Uno Administracion SA de CV	7,264,943	7,212,461
Grupo Aeroportuario del Pacifico SAB de CV, Class B	648,859	9,007,790
Grupo Mexico SAB de CV, Series B(a)	7,643,023	31,544,529
Kimberly-Clark de Mexico SAB de CV, Class A(a)	2,041,697	2,755,556
Regional SAB de CV	154,731	729,260

Total Mexico		68,528,250

Philippines - 0.5%
DMCI Holdings, Inc.	8,744,600	1,402,698
LT Group, Inc.	4,788,300	705,378
Manila Electric Co.	333,370	2,182,654
PLDT, Inc.	113,984	3,482,643
Semirara Mining & Power Corp.	1,845,400	1,174,666

Total Philippines		8,948,039

Poland - 0.6%
Ciech SA	52,156	435,034
Polski Koncern Naftowy Orlen SA	440,606	6,715,163
Powszechny Zaklad Ubezpieczen SA	646,829	4,313,296

Total Poland		11,463,493

Russia - 0.0%
Evraz PLC*†	2,288,532	0
Magnit PJSC, GDR†(c)	1,003,101	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR†	1,485,203	0
Mobile TeleSystems PJSC, ADR†	1,549,581	0
Novolipetsk Steel PJSC, GDR†(c)	521,340	0
PhosAgro PJSC, GDR†(c)	289,238	0
Polyus PJSC, GDR†(c)	70,957	0
Sberbank of Russia PJSC*†	9,452,936	0
Sberbank of Russia PJSC, ADR*†	61,885	0
Severstal PAO, GDR†(c)	775,843	0
Tatneft PJSC, ADR†	231,842	0

Total Russia		0

South Africa - 6.9%
AECI Ltd.	212,064	1,235,427
African Rainbow Minerals Ltd.	294,788	3,846,234
Anglo American Platinum Ltd.	102,680	8,931,421
Astral Foods Ltd.	67,417	775,259
AVI Ltd.	690,310	2,769,246
Cashbuild Ltd.	104,749	1,572,402
Coronation Fund Managers Ltd.	488,666	975,990
DRDGOLD Ltd.	757,036	456,555
Equites Property Fund Ltd.	1,453,921	1,568,185
Exxaro Resources Ltd.	1,014,925	12,277,603
Gold Fields Ltd.	863,798	8,067,212
Impala Platinum Holdings Ltd.	1,971,427	21,797,912
JSE Ltd.	91,863	563,711
Kumba Iron Ore Ltd.	157,822	5,063,887
MultiChoice Group	855,109	6,044,876
Oceana Group Ltd.	171,513	465,883
Resilient REIT Ltd.	658,917	2,148,594
Royal Bafokeng Platinum Ltd.	443,947	3,969,982
Sanlam Ltd.	1,171,480	3,780,629
Sibanye Stillwater Ltd.	7,053,868	17,511,418
SPAR Group Ltd.	383,726	3,235,174
Tiger Brands Ltd.(a)	225,822	1,957,928
Truworths International Ltd.	1,116,116	3,451,392
Vodacom Group Ltd.(a)	1,653,591	13,235,794

Total South Africa		125,702,714

South Korea - 4.6%
Daishin Securities Co. Ltd.	40,618	473,939
DGB Financial Group, Inc.	99,115	580,919
DN Automotive Corp.	10,478	447,881
Dongsung Chemical Co. Ltd.	110,867	349,661
GS Holdings Corp.	117,336	3,781,971
Hana Financial Group, Inc.	182,081	5,518,244
Hansol Paper Co. Ltd.	38,763	374,673
Hyundai Motor Securities Co. Ltd.	44,183	332,121
iMarketKorea, Inc.	53,865	427,302
Industrial Bank of Korea	155,135	1,149,414
JB Financial Group Co. Ltd.	104,507	591,595
KB Financial Group, Inc.	236,767	8,780,292
KCC Glass Corp.	23,085	859,642
Koentec Co. Ltd.(a)	62,080	404,017
Korea Asset In Trust Co. Ltd.	122,617	333,363
Korea Electric Power Corp.*	360,494	6,260,890
Korean Reinsurance Co.	107,244	693,815
KT Corp., ADR(a)	269,351	3,760,140
KT&G Corp.	261,447	16,551,867
Kumho E&C Co. Ltd.	51,168	310,145
Kyobo Securities Co. Ltd.	43,101	210,791
Kyungdong Pharm Co. Ltd.	32,980	211,078
LG Uplus Corp.	295,228	2,899,074
Macquarie Korea Infrastructure Fund	906,449	8,726,596
Meritz Fire & Marine Insurance Co. Ltd.	50,851	1,298,298
Meritz Securities Co. Ltd.	461,356	1,613,183
NH Investment & Securities Co. Ltd.	166,647	1,161,549
Orion Holdings Corp.(a)	47,277	546,176
Samsung Card Co. Ltd.	15,104	354,800
Samsung Securities Co. Ltd.	60,219	1,551,391
Shinhan Financial Group Co. Ltd.	323,560	9,232,824
SSANGYONG C&E Co. Ltd.(a)	185,083	983,574
TS Corp.	173,313	443,160
Woori Financial Group, Inc.	347,854	3,241,708

Total South Korea		84,456,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
Taiwan - 20.3%
AcBel Polytech, Inc.(a)	587,000	$568,571
Acer, Inc.(a)	4,975,000	3,630,837
Arcadyan Technology Corp.(a)	340,000	1,372,190
Asia Cement Corp.(a)	6,851,000	10,092,112
ASROCK, Inc.	24,000	87,982
Asustek Computer, Inc.(a)	2,100,000	21,929,810
C Sun Manufacturing Ltd.	349,000	510,586
Capital Securities Corp.(a)	2,414,000	1,136,630
Catcher Technology Co. Ltd.(a)	1,464,000	8,148,788
Cathay Financial Holding Co. Ltd.(a)	7,468,000	12,784,274
Cathay Real Estate Development Co. Ltd.	693,000	404,377
Charoen Pokphand Enterprise	322,000	876,109
Cheng Loong Corp.(a)	1,375,000	1,204,660
Cheng Uei Precision Industry Co. Ltd.	626,000	695,825
Chicony Electronics Co. Ltd.(a)	1,815,386	4,524,193
Chicony Power Technology Co. Ltd.	340,000	799,300
China Bills Finance Corp.	791,000	445,600
China Development Financial Holding Corp.(a)	11,620,000	5,744,833
China Steel Structure Co. Ltd.(a)	272,000	505,881
ChipMOS Technologies, Inc.(a)	690,000	857,467
Chong Hong Construction Co. Ltd.	363,000	894,880
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	620,000	1,148,940
Cleanaway Co. Ltd.(a)	137,000	794,811
Compal Electronics, Inc.(a)	7,136,000	5,459,969
Continental Holdings Corp.(a)	818,000	718,039
CTBC Financial Holding Co. Ltd.	17,887,000	15,099,591
CTCI Corp.	955,000	1,442,128
D-Link Corp.(a)	620,480	302,587
Darfon Electronics Corp.(a)	481,000	654,361
Daxin Materials Corp.	118,000	335,346
Edom Technology Co. Ltd.	381,000	413,887
Elan Microelectronics Corp.	428,000	2,008,038
Everlight Electronics Co. Ltd.(a)	570,000	790,775
Far Eastern Department Stores Ltd.	935,000	628,920
Far Eastern New Century Corp.	4,679,000	5,004,194
Far EasTone Telecommunications Co. Ltd.(a)	2,268,000	6,376,807
Farglory Land Development Co. Ltd.	594,000	1,250,589
Feng Hsin Steel Co. Ltd.	641,000	1,474,579
First Financial Holding Co. Ltd.	5,727,072	5,046,472
FLEXium Interconnect, Inc.(a)	445,000	1,296,080
Flytech Technology Co. Ltd.	198,000	611,976
Formosan Union Chemical(a)	979,000	780,342
Fubon Financial Holding Co. Ltd.(a)	6,084,684	12,237,513
Getac Holdings Corp.(a)	1,159,000	1,572,827
Gigabyte Technology Co. Ltd.(a)	493,000	1,470,701
Global Mixed Mode Technology, Inc.(a)	91,000	465,199
Goldsun Building Materials Co. Ltd.	1,530,000	1,173,222
Great Wall Enterprise Co. Ltd.	1,409,690	2,254,385
Highwealth Construction Corp.(a)	1,985,000	3,017,539
Hiyes International Co. Ltd.	115,000	348,479
Ho Tung Chemical Corp.	1,975,000	605,781
Holtek Semiconductor, Inc.(a)	321,000	926,289
Holy Stone Enterprise Co. Ltd.(a)	320,000	1,070,846
Hon Hai Precision Industry Co. Ltd.(a)	12,355,000	45,292,179
Hong TAI Electric Industrial(a)	649,000	466,011
Hsing TA Cement Co.(a)	488,000	325,787
Huaku Development Co. Ltd.	436,000	1,302,127
Huang Hsiang Construction Corp.	616,000	865,986
Hung Ching Development & Construction Co. Ltd.	289,000	232,786
Hung Sheng Construction Ltd.	366,000	315,735
I-Sheng Electric Wire & Cable Co. Ltd.	472,000	679,422
IBF Financial Holdings Co. Ltd.	1,662,667	813,621
Inventec Corp.(a)	5,823,000	4,925,369
ITE Technology, Inc.(a)	240,000	643,315
Jia Wei Lifestyle, Inc.	207,000	424,673
Kindom Development Co. Ltd.(a)	727,000	797,088
King Yuan Electronics Co. Ltd.(a)	1,519,000	2,043,486
King’s Town Bank Co. Ltd.(a)	808,000	961,986
Kung Long Batteries Industrial Co. Ltd.	176,000	802,058
Lelon Electronics Corp.	151,000	274,236
Lite-On Technology Corp.(a)	7,367,000	14,345,748
Mega Financial Holding Co. Ltd.(a)	6,843,302	8,124,458
Micro-Star International Co. Ltd.(a)	824,000	3,145,408
Mirle Automation Corp.(a)	325,000	427,926
Nak Sealing Technologies Corp.	191,000	537,024
Namchow Holdings Co. Ltd.(a)	124,000	190,586
Nan Liu Enterprise Co. Ltd.	112,000	323,568
Nantex Industry Co. Ltd.(a)	350,000	500,866
Nichidenbo Corp.	439,000	745,607
Pan German Universal Motors Ltd.	56,000	387,038
Pegatron Corp.(a)	3,735,000	7,160,106
Powertech Technology, Inc.	1,468,000	4,334,855
President Securities Corp.(a)	1,280,000	805,018
Primax Electronics Ltd.(a)	715,000	1,486,102
Promate Electronic Co. Ltd.	358,000	500,274
Qisda Corp.(a)	3,204,000	3,087,245
Quanta Computer, Inc.(a)	7,298,990	19,589,332
Radium Life Tech Co. Ltd.	798,000	250,402
Rexon Industrial Corp. Ltd.(a)	292,000	263,191
Sampo Corp.	1,242,000	1,238,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
Sanyang Motor Co. Ltd.(a)	883,000	$1,046,824
Shanghai Commercial & Savings Bank Ltd.(a)	2,227,000	3,977,120
Shin Foong Specialty & Applied Materials Co. Ltd.(a)	76,000	216,497
Shin Kong Financial Holding Co. Ltd.(a)	7,792,776	2,295,886
Shin Zu Shing Co. Ltd.(a)	386,000	1,060,629
Sigurd Microelectronics Corp.	566,000	987,956
Sinon Corp.(a)	1,083,000	1,118,203
SinoPac Financial Holdings Co. Ltd.	7,728,440	4,366,717
Sinyi Realty, Inc.	657,000	672,832
Sonix Technology Co. Ltd.(a)	290,000	653,472
Standard Foods Corp.(a)	436,000	682,590
Stark Technology, Inc.	162,000	469,107
Sunonwealth Electric Machine Industry Co. Ltd.(a)	395,000	442,380
Supreme Electronics Co. Ltd.(a)	903,539	1,277,812
Symtek Automation Asia Co. Ltd.(a)	112,000	316,787
Syncmold Enterprise Corp.(a)	272,000	611,082
Synnex Technology International Corp.	3,315,000	5,931,290
Systex Corp.(a)	375,000	899,238
TA-I Technology Co. Ltd.(a)	176,000	252,752
Taiflex Scientific Co. Ltd.(a)	396,000	593,331
Taisun Enterprise Co. Ltd.(a)	411,000	421,595
Taita Chemical Co. Ltd.(a)	367,000	343,135
Taiwan Cement Corp.(a)	8,808,135	11,701,325
Taiwan Cogeneration Corp.(a)	457,000	577,139
Taiwan FU Hsing Industrial Co. Ltd.	584,000	756,184
Taiwan Hon Chuan Enterprise Co. Ltd.(a)	476,000	1,218,276
Taiwan Mobile Co. Ltd.(a)	1,847,253	6,709,715
Taiwan PCB Techvest Co. Ltd.	765,000	982,831
Taiwan Sakura Corp.	295,000	596,280
Taiwan Secom Co. Ltd.	511,000	1,744,379
Taiwan-Asia Semiconductor Corp.(a)	784,000	1,125,895
Test Research, Inc.(a)	208,000	417,630
Topco Scientific Co. Ltd.(a)	363,435	1,686,785
Transcend Information, Inc.(a)	339,000	787,829
Tripod Technology Corp.	812,000	3,044,983
Unitech Computer Co. Ltd.	313,000	332,648
United Integrated Services Co. Ltd.	616,000	3,055,813
Universal Cement Corp.	762,000	563,809
Wah Lee Industrial Corp.	281,000	797,632
Weikeng Industrial Co. Ltd.(a)	772,000	719,202
WinWay Technology Co. Ltd.	23,000	280,794
Wistron Corp.(a)	5,854,561	5,257,261
WPG Holdings Ltd.(a)	2,278,280	4,221,946
WT Microelectronics Co. Ltd.	515,000	1,162,208
YC INOX Co. Ltd.(a)	566,000	509,207
YFY, Inc.(a)	1,607,000	1,375,491
Yuanta Financial Holding Co. Ltd.(a)	7,575,000	5,018,834
Yulon Nissan Motor Co. Ltd.(a)	139,000	1,061,194
Zeng Hsing Industrial Co. Ltd.(a)	128,000	598,382
Zenitron Corp.	501,000	560,252
ZongTai Real Estate Development Co. Ltd.(a)	575,000	513,436

Total Taiwan		368,619,843

Thailand - 2.1%
Asia Plus Group Holdings PCL, NVDR(a)	5,228,800	464,388
Bangkok Insurance PCL, NVDR	80,000	608,683
BG Container Glass PCL, NVDR	601,900	178,757
Dynasty Ceramic PCL, NVDR(a)	10,923,800	871,309
Eastern Water Resources Development and Management PCL, NVDR(a)	358,900	63,953
Haad Thip PCL, NVDR	429,800	355,583
Kiatnakin Phatra Bank PCL, NVDR	587,900	1,030,966
Land & Houses PCL, NVDR	11,122,800	2,626,938
LPN Development PCL, NVDR(a)	5,745,600	715,051
MCS Steel PCL, NVDR	562,400	184,524
Noble Development PCL, Class C, NVDR(a)	4,672,700	621,176
Pruksa Holding PCL, NVDR(a)	2,780,700	1,030,326
PTT Exploration & Production PCL, NVDR	1,240,600	5,596,824
PTT Global Chemical PCL, NVDR	1,304,800	1,679,208
PTT PCL, NVDR	9,512,200	9,147,640
Quality Houses PCL, NVDR	15,463,400	918,488
Ratch Group PCL, NVDR(a)	295,300	319,480
Regional Container Lines PCL, NVDR(a)	440,900	480,120
SC Asset Corp. PCL, NVDR	9,529,000	873,256
Siam City Cement PCL, NVDR(a)	223,900	956,269
Somboon Advance Technology PCL, NVDR	1,029,400	529,913
SPCG PCL, NVDR(a)	1,161,800	519,204
Sri Trang Agro-Industry PCL, NVDR(a)	2,475,100	1,484,150
Sri Trang Gloves Thailand PCL, NVDR(a)	3,748,800	1,728,339
Thai Vegetable Oil PCL, NVDR(a)	973,897	867,706
Thanachart Capital PCL, NVDR(a)	942,800	1,006,667
TMT Steel PCL, NVDR(a)	1,352,600	330,929
TPI Polene Power PCL, NVDR	8,483,700	863,847
TTW PCL, NVDR(a)	4,193,177	1,257,182
United Paper PCL, NVDR(a)	772,400	358,290
WHA Utilities and Power PCL, NVDR(a)	4,534,900	492,548

Total Thailand		38,161,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

Investments	Shares	Value
Turkey - 1.3%
Aksa Akrilik Kimya Sanayii AS	342,688	$1,187,345
Arcelik AS(a)	544,681	2,365,129
BIM Birlesik Magazalar AS	786,111	3,806,611
Dogus Otomotiv Servis ve Ticaret AS	150,917	681,077
EGE Endustri VE Ticaret AS	2,920	394,090
Eregli Demir ve Celik Fabrikalari TAS(a)	3,772,153	6,131,598
Goodyear Lastikleri TAS*	415,787	244,046
Iskenderun Demir ve Celik AS(a)	595,634	809,804
Nuh Cimento Sanayi AS	94,346	327,737
Otokar Otomotiv Ve Savunma Sanayi AS	15,132	385,267
Turk Telekomunikasyon AS(a)	969,345	509,158
Turk Traktor ve Ziraat Makineleri AS	51,843	676,274
Turkcell Iletisim Hizmetleri AS(a)	3,940,008	3,822,845
Ulker Biskuvi Sanayi AS*	390,815	336,827
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,102,501	595,607
Vestel Elektronik Sanayi ve Ticaret AS	346,239	492,716

Total Turkey		22,766,131

TOTAL COMMON STOCKS (Cost: $1,970,522,253)		1,792,655,231

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Global High Dividend Fund(a)(d) (Cost: $811,431)	16,227	746,280

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(e) (Cost: $26,353,976)	26,353,976	26,353,976

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,997,687,660)		1,819,755,487
Other Assets less Liabilities - (0.0)%		(574,772)

NET ASSETS - 100.0%		$1,819,180,715

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $167,090,004 and the total market value of the collateral held by the Fund was $185,190,540. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $158,836,563.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree Global High Dividend Fund	$1,246,049	$—	$378,933	$(29,208)	$(91,628)	$746,280	$14,146

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) SA	7/5/2022	2,736,455	USD	14,318,501	BRL	$—	$(1,596)
Citibank NA	7/5/2022	701,609	USD	4,703,776	CNH	—	(7)
Credit Suisse International	7/5/2022	660,491	USD	857,911,307	KRW	—	(254)
HSBC Holdings PLC	7/5/2022	406,634	USD	1,792,850	MYR	—	(139)
HSBC Holdings PLC	7/5/2022	2,998,001	USD	89,145,554	TWD	—	(151)
Merrill Lynch International	7/1/2022	62,504	USD	2,199,520	THB	292	—

						$292	$(2,147)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	1,792,655,231	—	—		1,792,655,231
Exchange-Traded Fund	746,280	—	—		746,280
Investment of Cash Collateral for Securities Loaned	—	26,353,976	—		26,353,976

Total Investments in Securities	$1,793,401,511	$26,353,976	$0		$1,819,755,487

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$292	$—		$292
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,147)	$—		$(2,147)

Total - Net	$1,793,401,511	$26,352,121	$0		$1,819,753,632

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 97.0%

Brazil - 5.1%
Ambev SA	685	$1,755
Atacadao SA	1,161	3,701
Banco do Brasil SA	609	3,887
BB Seguridade Participacoes SA	1,021	5,069
Centrais Eletricas Brasileiras SA	222	1,961
Cia de Saneamento Basico do Estado de Sao Paulo	326	2,629
Energisa SA	1,351	10,424
Engie Brasil Energia SA	1,598	12,620
Equatorial Energia SA	2,231	9,744
JBS SA	331	2,000
Klabin SA	2,020	7,803
Petro Rio SA*	331	1,392
Suzano SA	841	7,991
Telefonica Brasil SA	1,546	13,913
TIM SA	5,207	12,705
Vale SA	153	2,240
Vibra Energia SA	2,232	7,132

Total Brazil		106,966

Chile - 2.4%
Banco de Chile	156,388	13,939
Cencosud SA	5,269	6,569
Cia Cervecerias Unidas SA	1,206	7,466
Empresas CMPC SA	7,197	11,715
Empresas COPEC SA	1,419	10,254

Total Chile		49,943

China - 27.7%
Agricultural Bank of China Ltd., Class H	54,000	20,370
Bank of Chengdu Co. Ltd., Class A	3,000	7,419
Bank of China Ltd., Class H	53,000	21,141
Bank of Communications Co. Ltd., Class H	31,000	21,412
BOE Technology Group Co. Ltd., Class A	23,200	13,634
China Coal Energy Co. Ltd., Class H	13,000	11,017
China Construction Bank Corp., Class H	30,000	20,148
China Everbright Bank Co. Ltd., Class H	33,000	10,682
China Galaxy Securities Co. Ltd., Class H	35,000	20,205
China Hongqiao Group Ltd.	19,500	22,042
China Petroleum & Chemical Corp., Class H	36,000	16,195
China Railway Group Ltd., Class H	23,000	14,216
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	600	4,027
China Shenhua Energy Co. Ltd., Class H	4,000	11,469
CITIC Ltd.	13,000	13,171
COSCO Shipping Holdings Co. Ltd., Class H	4,900	6,844
Dali Foods Group Co. Ltd.(a)	16,000	8,503
Daqo New Energy Corp., ADR*	418	29,837
Guanghui Energy Co. Ltd., Class A	4,600	7,232
Hengan International Group Co. Ltd.	5,000	23,481
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	6,562
Industrial & Commercial Bank of China Ltd., Class H	35,000	20,785
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,600	7,211
JCET Group Co. Ltd., Class A	1,500	6,041
Kingboard Holdings Ltd.	5,500	20,817
Lenovo Group Ltd.	14,000	13,078
Metallurgical Corp. of China Ltd., Class A	6,400	3,341
PetroChina Co. Ltd., Class H	30,000	14,299
Postal Savings Bank of China Co. Ltd., Class H(a)	26,000	20,642
Power Construction Corp. of China Ltd., Class A	1,700	1,996
Shaanxi Coal Industry Co. Ltd., Class A	2,200	6,950
Shanghai Baosight Software Co. Ltd., Class B	3,800	16,028
Shanghai International Port Group Co. Ltd., Class A	5,400	4,696
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,700	3,707
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,200	5,040
Sichuan Hebang Biotechnology Co. Ltd., Class A	13,600	8,642
TBEA Co. Ltd., Class A	2,200	8,988
Tencent Holdings Ltd.	600	27,098
Tingyi Cayman Islands Holding Corp.	12,000	20,553
Uni-President China Holdings Ltd.	13,000	11,150
Want Want China Holdings Ltd.	27,000	23,466
Yankuang Energy Group Co. Ltd., Class H	4,000	12,540
Zhejiang Expressway Co. Ltd., Class H	14,000	12,917

Total China		579,592

Czech Republic - 0.5%
Moneta Money Bank AS(a)	3,096	11,214

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	1,647	12,662

India - 9.7%
Bajaj Auto Ltd.	497	23,327
Bharat Petroleum Corp. Ltd.	2,476	9,669
Cipla Ltd.	985	11,440
Colgate-Palmolive India Ltd.	658	12,388
GAIL India Ltd.	4,115	7,045
Hindalco Industries Ltd.	1,708	7,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2022

Investments	Shares	Value
Hindustan Petroleum Corp. Ltd.	827	$2,274
Indian Oil Corp. Ltd.*	11,852	11,143
Infosys Ltd.	832	15,402
ITC Ltd.	1,998	6,920
Mahindra & Mahindra Ltd.	1,366	18,908
Muthoot Finance Ltd.	864	10,681
NTPC Ltd.	5,793	10,482
Oil & Natural Gas Corp. Ltd.	5,129	9,843
Petronet LNG Ltd.	786	2,163
Power Grid Corp. of India Ltd.	3,532	9,477
Sun Pharmaceutical Industries Ltd.	1,012	10,644
Tata Consultancy Services Ltd.	235	9,722
Tata Steel Ltd.	688	7,554
Vedanta Ltd.	2,479	7,000

Total India		203,406

Indonesia - 4.2%
Adaro Energy Indonesia Tbk PT	47,400	9,100
Aneka Tambang Tbk	13,400	1,619
Astra International Tbk PT	38,400	17,077
Bank Central Asia Tbk PT	26,600	12,945
Bank Mandiri Persero Tbk PT	8,100	4,309
Bank Negara Indonesia Persero Tbk PT	5,900	3,109
Indah Kiat Pulp & Paper Tbk PT	15,800	8,060
Indofood CBP Sukses Makmur Tbk PT	12,000	7,693
Indofood Sukses Makmur Tbk PT	16,600	7,856
Telkom Indonesia Persero Tbk PT	21,200	5,692
United Tractors Tbk PT	5,700	10,866

Total Indonesia		88,326

Malaysia - 5.0%
HAP Seng Consolidated Bhd	5,700	9,221
Hartalega Holdings Bhd	6,100	4,235
Hong Leong Bank Bhd	3,200	14,855
Hong Leong Financial Group Bhd	2,500	10,493
IHH Healthcare Bhd	1,800	2,634
IOI Corp. Bhd	2,600	2,265
Kuala Lumpur Kepong Bhd	400	1,991
MISC Bhd	2,400	3,866
Nestle Malaysia Bhd	300	9,025
Petronas Chemicals Group Bhd	2,300	4,697
Petronas Gas Bhd	2,400	8,952
RHB Bank Bhd	3,988	5,185
Sime Darby Bhd	7,400	3,576
Sime Darby Plantation Bhd	1,800	1,768
Telekom Malaysia Bhd	5,900	7,028
Tenaga Nasional Bhd	4,700	8,510
Westports Holdings Bhd	8,000	6,444

Total Malaysia		104,745

Mexico - 4.4%
Alfa SAB de CV, Class A	11,500	8,139
America Movil SAB de CV, Series L	16,221	16,522
Arca Continental SAB de CV	1,398	9,181
Coca-Cola Femsa SAB de CV	1,300	7,174
Fomento Economico Mexicano SAB de CV	800	5,383
Gruma SAB de CV, Class B(b)	644	7,104
Grupo Bimbo SAB de CV, Series A	2,596	8,411
Grupo Mexico SAB de CV, Series B	1,900	7,842
Megacable Holdings SAB de CV, Series CPO	2,447	5,927
Orbia Advance Corp. SAB de CV	4,600	10,730
Wal-Mart de Mexico SAB de CV	1,600	5,498

Total Mexico		91,911

Philippines - 2.7%
Bank of the Philippine Islands	1,380	2,128
Globe Telecom, Inc.	50	2,062
International Container Terminal Services, Inc.	2,200	7,362
Jollibee Foods Corp.	2,170	8,035
Manila Electric Co.	1,570	10,279
Metro Pacific Investments Corp.	63,000	4,045
Metropolitan Bank & Trust Co.	8,710	7,572
PLDT, Inc.	355	10,847
Universal Robina Corp.	1,930	3,896

Total Philippines		56,226

Russia - 0.0%
Lukoil PJSC, ADR†	113	0
Magnit PJSC, GDR†(c)	161	0
MMC Norilsk Nickel PJSC, ADR†	301	0
Mobile TeleSystems PJSC, ADR†	1,696	0
Novolipetsk Steel PJSC, GDR†(c)	311	0
PhosAgro PJSC, GDR†(c)	538	0
Polyus PJSC, GDR†(c)	118	0
Rosneft Oil Co. PJSC, GDR†(c)	1,588	0
Sberbank of Russia PJSC, ADR*†	639	0
Severstal PAO, GDR†(c)	475	0
VTB Bank PJSC†	16,536,000	0
X5 Retail Group NV, GDR†(c)	223	0

Total Russia		0

South Africa - 5.4%
African Rainbow Minerals Ltd.	373	4,867
Anglo American Platinum Ltd.	37	3,218
Bidvest Group Ltd.	411	5,258
Clicks Group Ltd.	171	2,853
Exxaro Resources Ltd.	399	4,827
FirstRand Ltd.	2,004	7,629
Gold Fields Ltd.	535	4,997
Impala Platinum Holdings Ltd.	308	3,406
MTN Group Ltd.	342	2,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2022

Investments	Shares		Value
MultiChoice Group	1,495		$10,568
Nedbank Group Ltd.	642		8,122
Pepkor Holdings Ltd.(a)	11,946		13,942
Sasol Ltd.*	104		2,360
Shoprite Holdings Ltd.	403		4,868
Sibanye Stillwater Ltd.	1,886		4,682
Tiger Brands Ltd.(b)	287		2,488
Vodacom Group Ltd.	1,357		10,862
Woolworths Holdings Ltd.	4,626		15,319

Total South Africa			113,022

South Korea - 11.8%
BGF Retail Co. Ltd.	36		5,240
Cheil Worldwide, Inc.	679		12,420
CJ CheilJedang Corp.	15		4,378
Coway Co. Ltd.	320		15,749
DB Insurance Co. Ltd.	316		14,919
F&F Co. Ltd.	132		13,674
GS Holdings Corp.	280		9,025
Hana Financial Group, Inc.	326		9,880
HMM Co. Ltd.	51		966
Industrial Bank of Korea	909		6,735
KB Financial Group, Inc.	276		10,235
Kia Corp.	284		16,908
Korea Zinc Co. Ltd.	22		8,260
Kumho Petrochemical Co. Ltd.	73		7,815
LG Innotek Co. Ltd.	38		10,024
LG Uplus Corp.	1,500		14,730
Meritz Financial Group, Inc.	339		6,749
Meritz Fire & Marine Insurance Co. Ltd.	365		9,319
Meritz Securities Co. Ltd.	2,547		8,906
Orion Corp.	61		4,886
Pan Ocean Co. Ltd.	967		4,424
POSCO Holdings, Inc.	45		7,989
S-Oil Corp.	112		8,971
Samsung Electronics Co. Ltd.	422		18,526
Samsung Engineering Co. Ltd.*	399		6,622
Samsung SDS Co. Ltd.	80		8,010
Woori Financial Group, Inc.	176		1,640

Total South Korea			247,000

Taiwan - 15.3%
Acer, Inc.	10,000		7,298
ASE Technology Holding Co. Ltd.	2,000		5,139
Asustek Computer, Inc.	1,000		10,443
AUO Corp.	13,000		7,127
Cathay Financial Holding Co. Ltd.	14,000		23,966
China Steel Corp.	3,000		2,870
Chunghwa Telecom Co. Ltd.	1,000		4,103
Compal Electronics, Inc.	13,000		9,947
E Ink Holdings, Inc.	1,000		6,340
Evergreen Marine Corp. Taiwan Ltd.	1,000		2,845
Far EasTone Telecommunications Co. Ltd.	5,000		14,058
Formosa Plastics Corp.	3,000		10,947
Innolux Corp.	17,000		6,918
Inventec Corp.	13,000		10,996
Lite-On Technology Corp.	5,000		9,736
Micro-Star International Co. Ltd.	2,000		7,634
Nan Ya Plastics Corp.	4,000		11,166
Nanya Technology Corp.	4,000		6,646
Novatek Microelectronics Corp.	1,000		10,157
Pegatron Corp.	5,000		9,585
President Chain Store Corp.	1,000		9,165
Quanta Computer, Inc.	3,000		8,052
Realtek Semiconductor Corp.	1,000		12,208
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000		80,044
Unimicron Technology Corp.	1,000		5,331
United Microelectronics Corp.	4,000		5,267
Wan Hai Lines Ltd.	1,200		4,803
Winbond Electronics Corp.	7,000		5,109
WPG Holdings Ltd.	6,000		11,119
Yang Ming Marine Transport Corp.	1,000		2,768

Total Taiwan			321,787

Turkey - 2.2%
Akbank TAS	23,202		11,145
Ford Otomotiv Sanayi AS	687		10,986
KOC Holding AS	2,941		6,447
Turkiye Is Bankasi AS, Class C	35,521		9,318
Turkiye Sise ve Cam Fabrikalari AS	6,602		8,501

Total Turkey			46,397

TOTAL COMMON STOCKS (Cost: $2,204,735)			2,033,197

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $124)	9,164	INR	114

	Shares
PREFERRED STOCKS - 1.7%

Brazil - 1.7%
Banco Bradesco SA	1,102		3,625
Braskem SA	697		4,964
Cia Energetica de Minas Gerais	2,185		4,337
Gerdau SA	1,262		5,394
Itau Unibanco Holding SA	1,977		8,570
Itausa SA	3,079		4,910
Petroleo Brasileiro SA	793		4,235

TOTAL PREFERRED STOCKS (Cost: $41,290)			36,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $9,225)	9,225	$9,225

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $2,255,374)		2,078,571
Other Assets less Liabilities - 0.8%		17,395

NET ASSETS - 100.0%		$2,095,966

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,725 and the total market value of the collateral held by the Fund was $9,225.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/13/2022	42,072	HUF	110	USD	$1	$—
Goldman Sachs	7/13/2022	11,641,252	IDR	783	USD	—	(2)
Goldman Sachs	7/13/2022	12,915	USD	4,939,601	HUF	—	(83)
Goldman Sachs	7/13/2022	92,147	USD	1,369,303,619	IDR	238	—
Goldman Sachs	7/14/2022	3,972	MYR	902	USD	—	(1)
Goldman Sachs	7/14/2022	106,074	USD	467,257	MYR	67	—
HSBC Holdings PLC	7/12/2022	26,879	PHP	490	USD	—	(1)
HSBC Holdings PLC	7/12/2022	57,586	USD	3,161,692	PHP	89	—
HSBC Holdings PLC	7/13/2022	395,823	CLP	439	USD	—	(17)
HSBC Holdings PLC	7/13/2022	134,449	INR	1,717	USD	—	(15)
HSBC Holdings PLC	7/13/2022	2,814,278	KRW	2,168	USD	—	(0)^
HSBC Holdings PLC	7/13/2022	85,907	TWD	2,897	USD	—	(8)
HSBC Holdings PLC	7/13/2022	51,669	USD	46,558,710	CLP	2,055	—
HSBC Holdings PLC	7/13/2022	201,924	USD	15,814,551	INR	1,792	—
HSBC Holdings PLC	7/13/2022	254,991	USD	331,029,704	KRW	27	—
HSBC Holdings PLC	7/13/2022	340,803	USD	10,104,793	TWD	898	—
HSBC Holdings PLC	7/18/2022	7,597	TRY	427	USD	25	—
HSBC Holdings PLC	7/18/2022	50,179	USD	892,782	TRY	—	(2,801)
Morgan Stanley & Co. International	7/13/2022	2,118	CZK	90	USD	—	(1)
Morgan Stanley & Co. International	7/13/2022	10,586	USD	249,137	CZK	65	—
UBS AG	7/13/2022	121,742	USD	1,935,060	ZAR	3,720	—
UBS AG	7/13/2022	16,451	ZAR	1,035	USD	—	(32)

						$8,977	$(2,961)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,033,197	—	—		2,033,197
Foreign Corporate Bond	—	114	—		114
Preferred Stocks	36,035	—	—		36,035
Investment of Cash Collateral for Securities Loaned	—	9,225	—		9,225

Total Investments in Securities	$2,069,232	$9,339	$0		$2,078,571

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$8,977	$—		$8,977
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,961)	$—		$(2,961)

Total - Net	$2,069,232	$15,355	$0		$2,084,587

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 96.9%

Brazil - 4.3%
Ambev SA	84,604	$216,790
Atacadao SA	51,643	164,623
Cia Siderurgica Nacional SA	35,492	104,790
CPFL Energia SA	28,051	165,642
Equatorial Energia SA	50,479	220,471
JBS SA	33,943	205,043
Localiza Rent a Car SA	19,248	192,905
Magazine Luiza SA	74,647	33,402
Petroleo Brasileiro SA	62,308	363,879
Telefonica Brasil SA	16,512	148,592
TOTVS SA	26,478	117,771
Vale SA	48,343	707,749
Vibra Energia SA	35,821	114,461
WEG SA	34,632	175,165

Total Brazil		2,931,283

Chile - 0.4%
Banco Santander Chile	3,313,355	131,033
Empresas CMPC SA	88,799	144,544

Total Chile		275,577

China - 32.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	65,500	207,417
A-Living Smart City Services Co. Ltd.(a)	64,500	103,733
Airtac International Group	7,000	233,306
ANTA Sports Products Ltd.	44,000	540,541
AviChina Industry & Technology Co. Ltd., Class H	356,000	203,702
Beijing New Building Materials PLC, Class A	17,500	90,369
BGI Genomics Co. Ltd., Class A	5,900	63,099
BOE Technology Group Co. Ltd., Class A	176,600	103,786
Bosideng International Holdings Ltd.	500,000	310,312
Brilliance China Automotive Holdings Ltd.*†	242,000	111,363
By-health Co. Ltd., Class A	24,100	77,827
BYD Co. Ltd., Class H	12,500	500,194
BYD Electronic International Co. Ltd.(b)	49,000	154,551
C&S Paper Co. Ltd., Class A	26,900	50,235
China Feihe Ltd.(a)	168,000	193,115
China Galaxy Securities Co. Ltd., Class H	348,500	201,187
China Hongqiao Group Ltd.(b)	251,500	284,289
China Lesso Group Holdings Ltd.	149,000	224,821
China Medical System Holdings Ltd.	254,000	396,200
China Meidong Auto Holdings Ltd.	56,000	176,272
China Mengniu Dairy Co. Ltd.	107,000	533,844
China National Building Material Co. Ltd., Class H	438,000	467,754
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,700	87,583
China Oilfield Services Ltd., Class H	394,000	386,119
China Overseas Property Holdings Ltd.	340,000	366,130
China Resources Beer Holdings Co. Ltd.	48,000	357,846
China Resources Gas Group Ltd.	71,600	333,503
China Shenhua Energy Co. Ltd., Class H	157,500	451,609
China Yuhua Education Corp. Ltd.(a)	204,000	36,136
Chinasoft International Ltd.	174,000	178,059
Chongqing Zhifei Biological Products Co. Ltd., Class A	23,600	390,775
CIFI Ever Sunshine Services Group Ltd.(b)	96,000	122,341
CIFI Holdings Group Co. Ltd.(b)	585,280	293,873
Contemporary Amperex Technology Co. Ltd., Class A	4,900	390,293
CSPC Pharmaceutical Group Ltd.	294,000	291,866
Daan Gene Co. Ltd., Class A	24,360	62,461
ENN Energy Holdings Ltd.	38,400	630,788
FAW Jiefang Group Co. Ltd., Class A	44,400	61,856
Focus Media Information Technology Co. Ltd., Class A	89,700	90,045
G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	69,449
Gigadevice Semiconductor Beijing, Inc., Class A	5,500	116,666
Great Wall Motor Co. Ltd., Class H	118,000	242,708
Greentown Service Group Co. Ltd.	194,000	219,540
Guangdong Kinlong Hardware Products Co. Ltd., Class A	4,100	79,331
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,100	75,110
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,200	69,655
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,500	97,197
Guangzhou Wondfo Biotech Co. Ltd., Class A	11,700	71,046
Hangzhou Silan Microelectronics Co. Ltd., Class A	14,100	109,364
Hengli Petrochemical Co. Ltd., Class A	28,800	95,539
Huafon Chemical Co. Ltd., Class A	57,200	72,010
Inspur Electronic Information Industry Co. Ltd., Class A	18,000	71,096
Intco Medical Technology Co. Ltd., Class A	13,400	50,688
Jafron Biomedical Co. Ltd., Class A	10,100	76,667
JCET Group Co. Ltd., Class A	22,600	91,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2022

Investments	Shares	Value
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	$81,935
JiuGui Liquor Co. Ltd., Class A	2,900	80,375
Kingboard Holdings Ltd.	57,000	215,740
Kingfa Sci & Tech Co. Ltd., Class A	37,300	52,966
Lenovo Group Ltd.	452,000	422,223
Li Ning Co. Ltd.	44,000	407,649
Longfor Group Holdings Ltd.(a)	108,000	509,931
Luzhou Laojiao Co. Ltd., Class A	4,300	158,128
Maccura Biotechnology Co. Ltd., Class A	19,800	60,515
Mango Excellent Media Co. Ltd., Class A	16,400	81,606
Muyuan Foods Co. Ltd., Class A	16,600	136,852
NanJi E-Commerce Co. Ltd., Class A	84,000	66,907
New China Life Insurance Co. Ltd., Class H	80,300	225,644
Ovctek China, Inc., Class A	8,900	75,921
PetroChina Co. Ltd., Class H	524,000	249,748
Proya Cosmetics Co. Ltd., Class A	4,100	101,017
Shaanxi Coal Industry Co. Ltd., Class A	47,200	149,115
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	139,200	161,783
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,200	54,665
Shanghai Baosight Software Co. Ltd., Class A	10,530	85,758
Shanghai M&G Stationery, Inc., Class A	8,000	66,919
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	31,700	58,868
Shenzhen Inovance Technology Co. Ltd., Class A	14,700	144,430
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	31,600	114,537
Silergy Corp.	2,000	161,098
Sino Biopharmaceutical Ltd.	538,000	340,752
Sinoma Science & Technology Co. Ltd., Class A	18,500	75,885
StarPower Semiconductor Ltd., Class A	1,900	109,366
Sungrow Power Supply Co. Ltd., Class A	6,700	98,188
Sunny Optical Technology Group Co. Ltd.	25,400	414,003
Tencent Holdings Ltd.	73,300	3,310,524
Tsingtao Brewery Co. Ltd., Class H	28,000	291,170
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,400	96,216
Wanhua Chemical Group Co. Ltd., Class A	9,800	141,777
Will Semiconductor Co. Ltd., Class A	4,400	113,560
Xinyi Solar Holdings Ltd.	145,547	224,805
Yadea Group Holdings Ltd.(a)	182,000	356,256
Yihai International Holding Ltd.(b)	51,000	183,931
Zhaojin Mining Industry Co. Ltd., Class H*(b)	266,000	232,544
Zhongsheng Group Holdings Ltd.	111,700	787,898
Zijin Mining Group Co. Ltd., Class H	254,000	311,069

Total China		22,378,558

Hong Kong - 0.2%
Vinda International Holdings Ltd.(b)	46,000	117,829

Hungary - 0.1%
Richter Gedeon Nyrt	5,318	95,700

India - 19.5%
Adani Ports & Special Economic Zone Ltd.	36,595	311,421
Asian Paints Ltd.	7,418	253,164
Aurobindo Pharma Ltd.	15,898	103,292
Bajaj Finance Ltd.	5,846	399,776
Balkrishna Industries Ltd.	5,010	136,342
Berger Paints India Ltd.	19,248	138,512
Bharat Electronics Ltd.	62,203	184,390
Bharat Petroleum Corp. Ltd.	37,524	146,537
Cipla Ltd.	42,103	488,991
Dabur India Ltd.	23,433	147,160
Divi’s Laboratories Ltd.	3,837	176,389
GAIL India Ltd.	145,856	249,704
Grasim Industries Ltd.	15,206	254,308
Havells India Ltd.	16,311	226,823
HCL Technologies Ltd.	19,209	236,730
Hero MotoCorp Ltd.	3,790	130,522
Hindalco Industries Ltd.	35,289	151,326
Hindustan Petroleum Corp. Ltd.	43,683	120,142
Hindustan Unilever Ltd.	14,138	399,332
ICICI Bank Ltd.	48,077	430,530
ICICI Lombard General Insurance Co. Ltd.(a)	7,717	109,537
Indian Oil Corp. Ltd.*	178,706	168,019
Indraprastha Gas Ltd.	28,386	127,925
Info Edge India Ltd.	3,220	153,260
Infosys Ltd.	49,110	909,100
Ipca Laboratories Ltd.	12,829	145,798
ITC Ltd.	83,495	289,162
JSW Steel Ltd.	74,760	534,389
Jubilant Foodworks Ltd.	27,239	176,684
Larsen & Toubro Infotech Ltd.(a)	2,198	110,647
Larsen & Toubro Ltd.	12,812	252,801
Lupin Ltd.	12,289	95,071
Marico Ltd.	48,930	296,099
MRF Ltd.	130	116,548
Nestle India Ltd.	1,556	344,212
NTPC Ltd.	110,072	199,174
Oil & Natural Gas Corp. Ltd.	85,582	164,234
Page Industries Ltd.	369	187,678
Petronet LNG Ltd.	83,240	229,042
PI Industries Ltd.	3,637	117,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2022

Investments	Shares	Value
Pidilite Industries Ltd.	9,775	$258,682
Piramal Enterprises Ltd.	8,093	169,674
Power Grid Corp. of India Ltd.	131,740	353,486
Samvardhana Motherson International Ltd.	44,583	66,700
Shree Cement Ltd.	822	197,866
Shriram Transport Finance Co. Ltd.	15,313	248,458
Sun Pharmaceutical Industries Ltd.	29,989	315,412
Tata Consultancy Services Ltd.	16,760	693,363
Tata Consumer Products Ltd.	16,258	145,416
Tata Steel Ltd.	16,259	178,510
Tech Mahindra Ltd.	30,749	389,363
Torrent Pharmaceuticals Ltd.	5,083	184,098
UltraTech Cement Ltd.	3,072	218,122
UPL Ltd.	20,520	164,321
Vedanta Ltd.	46,852	132,299
Wipro Ltd.	36,126	190,322

Total India		13,318,738

Indonesia - 1.4%
Aneka Tambang Tbk	1,233,300	149,014
Charoen Pokphand Indonesia Tbk PT	699,300	281,645
Kalbe Farma Tbk PT	2,203,631	245,547
Sarana Menara Nusantara Tbk PT	1,745,300	128,869
Semen Indonesia Persero Tbk PT	271,800	129,993

Total Indonesia		935,068

Malaysia - 0.9%
Hartalega Holdings Bhd	175,200	121,636
Kossan Rubber Industries Bhd	55,500	16,622
Sime Darby Plantation Bhd	167,500	164,555
Supermax Corp. Bhd	385,650	76,561
Telekom Malaysia Bhd	127,600	151,991
Westports Holdings Bhd	129,700	104,466

Total Malaysia		635,831

Mexico - 3.5%
America Movil SAB de CV, Series L	394,397	401,713
Arca Continental SAB de CV	28,967	190,235
Coca-Cola Femsa SAB de CV	25,618	141,373
Gruma SAB de CV, Class B(b)	20,026	220,898
Grupo Bimbo SAB de CV, Series A	149,016	482,816
Grupo Mexico SAB de CV, Series B	67,446	278,365
Kimberly-Clark de Mexico SAB de CV, Class A(b)	83,080	112,128
Megacable Holdings SAB de CV, Series CPO	57,745	139,871
Orbia Advance Corp. SAB de CV	60,888	142,022
Wal-Mart de Mexico SAB de CV	71,923	247,149

Total Mexico		2,356,570

Philippines - 0.6%
International Container Terminal Services, Inc.	124,240	415,753

Poland - 0.7%
CD Projekt SA	4,908	104,451
Cyfrowy Polsat SA	16,072	75,858
Polski Koncern Naftowy Orlen SA	11,684	178,073
Polskie Gornictwo Naftowe i Gazownictwo SA	86,617	110,047

Total Poland		468,429

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR†	9,933	0
Mobile TeleSystems PJSC, ADR†	24,869	0
Novolipetsk Steel PJSC, GDR†(c)	7,165	0
PhosAgro PJSC, GDR†(c)	8,985	0
Polymetal International PLC	14,002	30,779
Polyus PJSC, GDR†(c)	2,668	0
Severstal PAO, GDR†(c)	8,497	0
Surgutneftegas PJSC, ADR†	34,905	0
TCS Group Holding PLC, GDR*†	2,248	0

Total Russia		30,779

South Africa - 4.0%
African Rainbow Minerals Ltd.	13,410	174,966
Anglo American Platinum Ltd.	2,703	235,115
AngloGold Ashanti Ltd.	13,130	196,383
Capitec Bank Holdings Ltd.	1,784	215,847
Clicks Group Ltd.	10,124	168,899
Exxaro Resources Ltd.	24,686	298,628
Gold Fields Ltd.	18,393	171,777
Harmony Gold Mining Co. Ltd.	37,466	118,853
Impala Platinum Holdings Ltd.	15,418	170,476
Kumba Iron Ore Ltd.	7,918	254,057
Mr. Price Group Ltd.	11,843	128,222
Shoprite Holdings Ltd.	13,815	166,868
SPAR Group Ltd.(b)	17,831	150,332
Tiger Brands Ltd.(b)	10,932	94,783
Vodacom Group Ltd.	19,805	158,525

Total South Africa		2,703,731

South Korea - 9.3%
BGF Retail Co. Ltd.	1,271	185,012
Cheil Worldwide, Inc.	12,018	219,830
Fila Holdings Corp.	5,674	122,797
Green Cross Corp.	638	82,797
GS Engineering & Construction Corp.	11,256	273,511
Hankook Tire & Technology Co. Ltd.	3,700	93,896
Korea Investment Holdings Co. Ltd.	2,899	137,761
Korea Zinc Co. Ltd.	368	138,170
KT&G Corp.	2,062	130,543
Kumho Petrochemical Co. Ltd.	3,198	342,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2022

Investments	Shares		Value
LG Chem Ltd.	580		$230,499
LG Corp.	2,189		131,333
LG Electronics, Inc.	4,766		324,120
LG H&H Co. Ltd.	275		144,023
LG Innotek Co. Ltd.	1,074		283,306
LG Uplus Corp.	11,606		113,968
Meritz Securities Co. Ltd.	40,522		141,690
NH Investment & Securities Co. Ltd.	13,029		90,814
Orion Corp.	1,173		93,956
POSCO Holdings, Inc.	1,021		181,254
S-1 Corp.	1,955		96,666
S-Oil Corp.	1,643		131,602
Samsung Electro-Mechanics Co. Ltd.	1,538		154,582
Samsung Electronics Co. Ltd.	50,735		2,227,276
Samsung Securities Co. Ltd.	7,189		185,206
Seegene, Inc.	3,919		109,113

Total South Korea			6,366,086

Taiwan - 16.4%
Accton Technology Corp.	24,000		192,510
Acer, Inc.(b)	204,000		148,883
Advantech Co. Ltd.	23,895		278,059
Asia Cement Corp.	167,000		246,005
ASMedia Technology, Inc.	3,000		112,499
Asustek Computer, Inc.	18,000		187,970
Chailease Holding Co. Ltd.	68,220		478,379
Delta Electronics, Inc.	28,000		208,586
Eclat Textile Co. Ltd.	15,000		209,612
Evergreen Marine Corp. Taiwan Ltd.	75,000		213,396
Feng TAY Enterprise Co. Ltd.	41,377		244,225
Fubon Financial Holding Co. Ltd.	108,000		217,210
Giant Manufacturing Co. Ltd.	17,000		137,219
Innolux Corp.	371,000		150,978
Lite-On Technology Corp.	95,000		184,993
MediaTek, Inc.	16,000		350,312
Micro-Star International Co. Ltd.	63,000		240,486
momo.com, Inc.	4,800		102,995
Nan Ya Printed Circuit Board Corp.(b)	15,000		131,417
Nien Made Enterprise Co. Ltd.	26,000		256,209
Novatek Microelectronics Corp.	39,000		396,119
Phison Electronics Corp.	13,000		118,486
Powertech Technology, Inc.	72,000		212,609
Quanta Computer, Inc.	66,000		177,134
Realtek Semiconductor Corp.	31,000		378,462
Synnex Technology International Corp.	186,000		332,796
Taiwan Cement Corp.(b)	161,000		213,883
Taiwan Semiconductor Manufacturing Co. Ltd.	235,291		3,766,745
Unimicron Technology Corp.	40,000		213,227
United Microelectronics Corp.(b)	201,000		264,656
Vanguard International Semiconductor Corp.	34,000		87,820
Walsin Technology Corp.	56,000		168,941
Wan Hai Lines Ltd.	35,000		140,078
Wistron Corp.	142,000		127,513
Wiwynn Corp.(b)	5,000		117,208
Yuanta Financial Holding Co. Ltd.	296,000		196,115

Total Taiwan			11,203,735

Thailand - 1.1%
Carabao Group PCL, NVDR	41,300		124,408
Charoen Pokphand Foods PCL, NVDR	169,100		124,356
Delta Electronics Thailand PCL, NVDR	12,800		120,560
Gulf Energy Development PCL, NVDR	105,000		138,099
Srisawad Corp. PCL, NVDR	84,800		116,329
Thai Union Group PCL, NVDR	211,200		102,150

Total Thailand			725,902

Turkey - 1.7%
Aselsan Elektronik Sanayi ve Ticaret AS	125,434		171,738
BIM Birlesik Magazalar AS	28,176		136,438
Eregli Demir ve Celik Fabrikalari TAS	89,916		146,158
Ford Otomotiv Sanayi AS	18,313		292,850
KOC Holding AS	59,937		131,386
Turkcell Iletisim Hizmetleri AS	61,129		59,311
Turkiye Sise ve Cam Fabrikalari AS	178,832		230,281

Total Turkey			1,168,162

TOTAL COMMON STOCKS (Cost: $67,321,405)			66,127,731

PREFERRED STOCKS - 2.5%

Brazil - 1.8%
Bradespar SA	19,920		96,144
Cia Energetica de Minas Gerais	86,054		170,810
Cia Paranaense de Energia, Class A	107,017		139,771
Gerdau SA	48,919		209,074
Itausa SA	143,622		229,050
Petroleo Brasileiro SA	72,629		387,905

Total Brazil			1,232,754

South Korea - 0.7%
LG Chem Ltd.	575		106,506
Samsung Electronics Co. Ltd.	10,044		402,255

Total South Korea			508,761

TOTAL PREFERRED STOCKS (Cost: $2,157,287)			1,741,515

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $2,259)	164,430	INR	2,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $1,031,777)	1,031,777	$1,031,777

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $70,512,728)		68,903,071
Other Assets less Liabilities - (0.9)%		(640,310)

NET ASSETS - 100.0%		$68,262,761

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $111,363, which represents 0.16% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,027,040 and the total market value of the collateral held by the Fund was $2,198,160. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,166,383.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	7/1/2022	235,521	USD	302,384,994	KRW	$2,630	$—
State Street Bank and Trust	7/1/2022	8,955	USD	8,399,190	CLP	—	(10)
State Street Bank and Trust	7/1/2022	14,010	USD	767,040	PHP	60	—

						$2,690	$(10)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$22,267,195	$—	$111,363	*	$22,378,558
Russia	30,779	—	0	*	30,779
Other	43,718,394	—	—		43,718,394
Preferred Stocks	1,741,515	—	—		1,741,515
Foreign Corporate Bond	—	2,048	—		2,048
Investment of Cash Collateral for Securities Loaned	—	1,031,777	—		1,031,777

Total Investments in Securities	$67,757,883	$1,033,825	$111,363		$68,903,071

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,690	$—		$2,690
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(10)	$—		$(10)

Total - Net	$67,757,883	$1,036,505	$111,363		$68,905,751

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.0%

Brazil - 6.8%
Aliansce Sonae Shopping Centers SA	331,479	$1,014,825
Alupar Investimento SA	969,054	4,808,718
Arezzo Industria e Comercio SA	107,549	1,430,367
BR Properties SA	1,030,364	1,743,725
BrasilAgro - Co. Brasileira de Propriedades Agricolas	474,212	2,210,804
Camil Alimentos SA	1,174,083	2,209,214
Cia Brasileira de Distribuicao	1,749,175	5,465,492
Cia de Locacao das Americas	723,374	3,279,733
Cia de Saneamento de Minas Gerais-COPASA	1,418,969	3,125,859
Cia de Saneamento do Parana	3,835,953	6,472,855
Cury Construtora e Incorporadora SA	1,027,774	1,208,695
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,742,609	10,719,605
Dexco SA	756,696	1,428,179
EDP - Energias do Brasil SA	2,882,996	11,307,164
Ez Tec Empreendimentos e Participacoes SA	128,034	353,783
Fleury SA	1,123,535	3,502,017
Fras-Le SA	376,119	704,848
Grendene SA	2,699,787	3,629,350
Guararapes Confeccoes SA	379,879	492,514
Iguatemi SA	182,219	626,857
Irani Papel e Embalagem SA	727,982	928,518
JHSF Participacoes SA	2,161,254	2,409,452
Kepler Weber SA	390,170	1,091,546
Light SA	1,425,690	1,575,785
M. Dias Branco SA	172,922	863,048
Mahle-Metal Leve SA	189,177	838,906
Minerva SA	3,064,134	7,775,399
Movida Participacoes SA	479,772	1,197,263
MPM Corporeos SA	354,569	143,063
Multiplan Empreendimentos Imobiliarios SA	934,366	3,921,891
Odontoprev SA	2,489,943	4,451,896
Portobello SA	704,314	856,579
Positivo Tecnologia SA	419,829	445,563
Romi SA	478,139	1,097,184
Sao Martinho SA	916,761	6,368,916
SIMPAR SA	277,772	492,924
SLC Agricola SA	498,186	4,204,065
Sul America SA	1,924,569	8,133,355
SYN prop e tech SA	849,312	665,879
Transmissora Alianca de Energia Eletrica SA	5,048,512	37,283,755
Unipar Carbocloro SA	101,207	1,632,643
Wiz Solucoes e Corretagem de Seguros SA	611,112	922,023
YDUQS Participacoes SA	621,981	1,554,521

Total Brazil		154,588,778

Chile - 0.9%
CAP SA	1,316,431	11,620,407
Empresa Nacional de Telecomunicaciones SA	729,121	2,232,817
SMU SA	13,572,569	1,260,388
SONDA SA	1,762,865	517,081
Vina Concha y Toro SA	2,858,925	3,829,742

Total Chile		19,460,435

China - 16.0%
Anhui Guangxin Agrochemical Co. Ltd., Class A	207,720	872,187
Aoyuan Healthy Life Group Co. Ltd.*†(a)	2,448,000	580,261
Asiainfo Technologies Ltd.(a)(b)	1,610,400	2,774,659
Ausnutria Dairy Corp. Ltd.(a)	2,384,000	2,515,566
BAIC Motor Corp. Ltd., Class H(b)	7,682,000	2,555,135
Bank of Chongqing Co. Ltd., Class A	1,290,100	1,527,907
Bank of Chongqing Co. Ltd., Class H(a)	3,477,500	1,852,433
Beijing Jingneng Clean Energy Co. Ltd., Class H	7,830,000	1,796,112
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	907,000	1,463,323
Biem.L.Fdlkk Garment Co. Ltd., Class A	182,600	686,364
Binjiang Service Group Co. Ltd.(a)	663,000	2,061,591
Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,813,700	1,766,573
Bright Dairy & Food Co. Ltd., Class A	436,300	821,943
C&D International Investment Group Ltd.	4,724,302	12,763,584
Cabbeen Fashion Ltd.	1,404,000	320,272
Central China New Life Ltd.(a)	3,500,000	1,735,069
Chengdu Wintrue Holding Co. Ltd., Class A	361,600	862,442
Chengdu Xingrong Environment Co. Ltd., Class A	1,426,200	1,087,062
China Automotive Engineering Research Institute Co. Ltd., Class A	455,200	1,100,622
China Bohai Bank Co. Ltd., Class H(a)(b)	13,198,500	2,220,228
China Communications Services Corp. Ltd., Class H	13,692,000	6,019,842
China Datang Corp. Renewable Power Co. Ltd., Class H	2,917,000	992,537
China East Education Holdings Ltd.(a)(b)	1,341,500	711,186
China Everbright Greentech Ltd.(a)(b)	2,574,000	708,535
China Foods Ltd.	4,516,000	1,599,918
China Hanking Holdings Ltd.	8,483,000	1,329,700
China Harmony Auto Holding Ltd.	2,450,500	1,111,741
China Kepei Education Group Ltd.	1,414,000	371,207
China Modern Dairy Holdings Ltd.(a)	9,085,000	1,366,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
China New Higher Education Group Ltd.(a)(b)	2,632,000	$902,272
China Nonferrous Mining Corp. Ltd.(a)	6,564,000	3,028,142
China Reinsurance Group Corp., Class H	60,036,000	4,973,066
China Renaissance Holdings Ltd.*(a)(b)	683,500	857,102
China Risun Group Ltd., Class H(a)	9,462,000	4,075,668
China South City Holdings Ltd.(a)	25,860,000	2,175,062
China South Publishing & Media Group Co. Ltd., Class A	3,400,800	4,788,573
China Tianbao Group Development Co. Ltd.*	309,000	126,011
China Water Affairs Group Ltd.	4,302,000	4,002,141
China World Trade Center Co. Ltd., Class A	388,600	854,964
China XLX Fertiliser Ltd.	925,000	706,102
China Yuhua Education Corp. Ltd.(a)(b)	10,818,000	1,916,288
CIMC Enric Holdings Ltd.(a)	1,684,000	1,809,126
CITIC Telecom International Holdings Ltd.	21,091,000	6,988,269
CMGE Technology Group Ltd.*(a)	5,370,000	1,580,831
Consun Pharmaceutical Group Ltd.	4,723,000	2,515,900
CTS International Logistics Corp. Ltd., Class A	860,300	1,287,075
DaFa Properties Group Ltd.(a)	883,000	48,950
Datang Group Holdings Ltd.(a)	2,193,000	975,356
Dexin China Holdings Co. Ltd.(a)	6,970,000	2,416,021
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)	2,558,000	1,069,236
E-Star Commercial Management Co. Ltd.	1,187,000	310,101
Edvantage Group Holdings Ltd.	1,356,000	456,208
EEKA Fashion Holdings Ltd.(a)	1,086,000	1,763,187
Excellence Commercial Property & Facilities Management Group Ltd.	4,158,000	2,087,756
Fangda Special Steel Technology Co. Ltd., Class A	7,533,777	7,854,942
Fire Rock Holdings Ltd.†(a)	1,664,000	118,752
Fu Shou Yuan International Group Ltd.	3,646,000	2,625,211
Fufeng Group Ltd.	7,405,000	4,746,704
Fulu Holdings Ltd.(a)	1,158,500	758,854
Ganglong China Property Group Ltd.(a)	3,061,000	1,767,098
Gansu Shangfeng Cement Co. Ltd., Class A	1,089,320	2,563,985
Genertec Universal Medical Group Co. Ltd.(b)	6,333,500	3,866,147
Greenland Hong Kong Holdings Ltd.	13,612,000	2,688,764
Greentown Management Holdings Co. Ltd.(a)(b)	4,613,000	3,562,503
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	4,819,605	3,148,753
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	622,000	2,040,181
Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,035,300	1,354,312
Hainan Strait Shipping Co. Ltd., Class A	810,300	687,719
Hangcha Group Co. Ltd., Class A	494,980	1,139,217
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,363,900	4,340,225
Health & Happiness H&H International Holdings Ltd.	1,245,500	1,641,207
Hisense Home Appliances Group Co. Ltd., Class H	2,088,000	2,357,563
Huapont Life Sciences Co. Ltd., Class A	2,377,200	1,978,577
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	876,900	3,552,490
Huijing Holdings Co. Ltd.(a)	4,016,000	916,106
JH Educational Technology, Inc.*(a)	6,228,000	3,158,863
Jiangsu Provincial Agricultural Reclamation and Development Corp.	635,900	1,326,965
Jiangsu Shagang Co. Ltd., Class A	1,435,700	1,030,058
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	12,255,400	5,575,456
Jiayuan International Group Ltd.*(a)	14,922,000	827,209
Jiayuan Services Holdings Ltd.	1,639,000	135,766
Jingrui Holdings Ltd.*†	9,514,000	715,343
Jinlei Technology Co. Ltd., Class A*	103,000	700,268
Jinneng Science & Technology Co. Ltd., Class A	442,600	730,163
JNBY Design Ltd.	3,042,500	3,477,940
Kaisa Prosperity Holdings Ltd.*	340,750	198,016
Kehua Data Co. Ltd., Class A	138,200	635,940
KingClean Electric Co. Ltd., Class A	396,782	1,493,215
KWG Living Group Holdings Ltd.	1,924,000	600,717
Lao Feng Xiang Co. Ltd., Class A	181,800	1,132,962
Legend Holdings Corp., Class H(b)	2,472,500	3,245,433
Liuzhou Iron & Steel Co. Ltd., Class A	1,935,900	1,169,475
Lonking Holdings Ltd.	32,444,000	7,855,740
Maccura Biotechnology Co. Ltd., Class A	411,300	1,257,053
NanJi E-Commerce Co. Ltd., Class A	2,832,200	2,255,892
Nantong Jianghai Capacitor Co. Ltd., Class A	117,900	410,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
NetDragon Websoft Holdings Ltd.	1,133,000	$2,437,258
Newland Digital Technology Co. Ltd., Class A	958,200	1,888,044
Opple Lighting Co. Ltd., Class A	214,000	557,009
People.cn Co. Ltd., Class A	609,400	1,018,060
Poly Property Group Co. Ltd.	17,274,000	4,160,580
Poly Property Services Co. Ltd., Class H(a)	182,200	1,160,961
Powerlong Commercial Management Holdings Ltd.	541,500	367,121
Prinx Chengshan Holdings Ltd.(a)	1,366,500	1,259,062
Pujiang International Group Ltd.	1,293,000	499,276
Q Technology Group Co. Ltd.*	425,000	292,470
Qinhuangdao Port Co. Ltd., Class A	1,911,500	806,889
Radiance Holdings Group Co. Ltd.(a)	6,458,000	3,785,777
Redco Properties Group Ltd.(a)(b)	3,120,000	799,189
Redsun Properties Group Ltd.(a)	7,104,000	2,326,672
S-Enjoy Service Group Co. Ltd.(a)	469,000	545,686
Sanquan Food Co. Ltd., Class A	620,568	1,813,330
Shandong Bohui Paper Industrial Co. Ltd., Class A	474,500	547,810
Shandong Chenming Paper Holdings Ltd., Class A	1,134,300	954,245
Shandong Chenming Paper Holdings Ltd., Class H*(a)	3,250,000	1,238,379
Shanghai Chinafortune Co. Ltd., Class A	384,600	832,969
Shanghai Environment Group Co. Ltd., Class A	347,800	527,080
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	96,500	1,090,343
Shanghai Industrial Holdings Ltd.	4,332,000	6,260,379
Shanghai Liangxin Electrical Co. Ltd., Class A*	758,200	1,869,432
Shanying International Holding Co. Ltd., Class A	2,219,700	917,122
Shenzhen Expressway Corp. Ltd., Class A	872,392	1,241,404
Shenzhen Expressway Corp. Ltd., Class H	8,876,000	9,218,792
Shenzhen Huaqiang Industry Co. Ltd., Class A	391,700	742,011
Shenzhen Jinjia Group Co. Ltd., Class A	1,677,385	2,682,135
Shenzhen Megmeet Electrical Co. Ltd., Class A	116,300	455,541
Shinsun Holdings Group Co. Ltd.*(a)	9,107,000	696,347
Shougang Fushan Resources Group Ltd.	29,508,412	12,259,212
Shui On Land Ltd.	24,167,500	3,264,651
Simcere Pharmaceutical Group Ltd.(b)	1,811,000	1,984,797
Sinic Holdings Group Co. Ltd., Class H*†	3,669,000	116,893
Sino-Ocean Group Holding Ltd.	38,113,000	6,459,872
Sino-Ocean Service Holding Ltd.(b)	1,166,500	457,862
Sinopec Engineering Group Co. Ltd., Class H	15,760,500	7,230,555
Sinopec Kantons Holdings Ltd.	8,950,000	3,068,135
Sinosoft Co. Ltd., Class A	409,100	1,423,020
Skyfame Realty Holdings Ltd.	20,892,000	263,581
Sunkwan Properties Group Ltd.*(a)	1,822,000	292,562
Suofeiya Home Collection Co. Ltd., Class A	1,216,100	4,988,328
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A*	2,804,800	2,125,292
SY Holdings Group Ltd.(a)	13,000	9,758
TangShan Port Group Co. Ltd., Class A	11,708,000	4,505,629
Tian Lun Gas Holdings Ltd.(a)	3,881,000	2,438,314
Tiangong International Co. Ltd.(a)	3,562,000	1,284,634
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	231,000	846,929
Tianli International Holdings Ltd.(a)	12,773,000	1,725,432
Times Neighborhood Holdings Ltd.(a)	2,371,000	519,708
Tong Ren Tang Technologies Co. Ltd., Class H	2,412,888	2,026,384
Tongling Jingda Special Magnet Wire Co. Ltd., Class A	869,300	719,641
Tongyu Heavy Industry Co. Ltd., Class A	2,496,100	1,068,555
Valiant Co. Ltd., Class A	398,000	1,238,370
Vesync Co. Ltd.	406,000	248,351
Wasu Media Holding Co. Ltd., Class A	793,700	943,556
Wuxi Taiji Industry Co. Ltd., Class A	1,833,200	2,017,991
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(b)	954,000	521,561
Xiamen ITG Group Corp. Ltd., Class A	4,306,400	4,817,577
Xiamen Xiangyu Co. Ltd., Class A	2,438,900	3,197,687
Xinjiang Tianshan Cement Co. Ltd., Class A	1,109,800	2,036,118
Xinte Energy Co. Ltd., Class H(a)	198,800	596,632
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(b)	486,000	833,644
Yuexiu Transport Infrastructure Ltd.	9,820,000	5,669,031
Zhaojin Mining Industry Co. Ltd., Class H*(a)	1,808,500	1,581,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Zhejiang Expressway Co. Ltd., Class H(a)	12,210,000	$11,265,575
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	2,028,200	3,285,441
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	932,300	2,223,603
Zhejiang Medicine Co. Ltd., Class A	560,700	1,141,606
Zhejiang Wanliyang Co. Ltd., Class A*	1,350,800	1,722,702
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,021,200	1,197,286
Zhenro Properties Group Ltd.*(a)	13,027,000	962,879
Zhenro Services Group Ltd.	1,292,000	146,538
Zhongliang Holdings Group Co. Ltd.(a)	8,763,000	1,474,096
Zhongshan Broad Ocean Motor Co. Ltd., Class A	2,279,500	2,087,666
Zhongshan Public Utilities Group Co. Ltd., Class A	1,376,702	1,577,082
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)	1,078,500	742,186

Total China		362,529,152

Hong Kong - 0.6%
Canvest Environmental Protection Group Co. Ltd.	2,308,000	1,197,097
Concord New Energy Group Ltd.	30,220,000	3,003,919
Digital China Holdings Ltd.	4,345,000	2,153,964
Huisen Household International Group Ltd.(a)	4,004,000	270,439
IMAX China Holding, Inc.(a)(b)	785,600	791,912
IVD Medical Holding Ltd.(a)	2,162,000	675,027
Modern Dental Group Ltd.	1,478,000	595,197
Nissin Foods Co. Ltd.(a)	684,000	457,630
Perfect Medical Health Management Ltd.	6,411,000	3,447,763
VPower Group International Holdings Ltd., Class H(a)(b)	4,443,000	475,614
Wasion Holdings Ltd.	4,718,000	1,545,219

Total Hong Kong		14,613,781

Hungary - 0.0%
Magyar Telekom Telecommunications PLC	1,217,376	1,026,401

India - 7.5%
Aegis Logistics Ltd.	333,213	881,845
AIA Engineering Ltd.	29,557	832,301
Ajanta Pharma Ltd.	37,389	584,987
Ajanta Pharma Ltd.*	18,620	291,320
Alembic Pharmaceuticals Ltd.	141,880	1,308,356
Amara Raja Batteries Ltd.	185,608	1,078,076
Angel One Ltd.	39,266	599,736
Apollo Tyres Ltd.	604,049	1,415,803
Avanti Feeds Ltd.	85,018	465,986
Bajaj Consumer Care Ltd.	502,311	879,986
Balmer Lawrie & Co. Ltd.	703,011	965,419
Balrampur Chini Mills Ltd.	178,002	810,191
Bharat Dynamics Ltd.	110,263	951,175
Birla Corp. Ltd.	29,327	323,433
Birlasoft Ltd.	328,883	1,471,119
Blue Star Ltd.	101,525	1,161,838
Carborundum Universal Ltd.	39,547	359,001
Care Ratings Ltd.	144,988	770,724
Castrol India Ltd.	3,418,648	4,471,763
CCL Products India Ltd.	163,340	793,095
Ceat Ltd.	53,085	624,605
CESC Ltd.	6,597,620	5,948,280
Chambal Fertilisers and Chemicals Ltd.	703,384	2,370,517
Cochin Shipyard Ltd.(b)	221,137	872,815
Computer Age Management Services Ltd.	34,010	972,314
Cosmo Films Ltd.	85,699	1,071,984
CRISIL Ltd.	64,544	2,686,211
Cyient Ltd.	187,103	1,792,668
DB Corp. Ltd.	532,277	503,480
DCM Shriram Ltd.	93,073	1,113,081
Deepak Fertilisers & Petrochemicals Corp. Ltd.	151,457	1,140,255
Edelweiss Financial Services Ltd.	1,297,443	846,917
Emami Ltd.	585,358	3,114,967
Endurance Technologies Ltd.(b)	25,687	459,177
Engineers India Ltd.	1,673,630	1,207,976
EPL Ltd.	239,083	451,540
Equitas Holdings Ltd.*	555,619	576,919
Eris Lifesciences Ltd.(b)	105,006	887,144
Exide Industries Ltd.	693,962	1,210,902
Federal Bank Ltd.	1,519,668	1,735,719
Finolex Cables Ltd.	243,641	1,160,937
Finolex Industries Ltd.	548,940	946,730
Firstsource Solutions Ltd.	1,022,983	1,332,932
Galaxy Surfactants Ltd.	6,439	238,085
Gateway Distriparks Ltd.	1,583,576	1,347,511
Geojit Financial Services Ltd.	725,736	489,353
GHCL Ltd.	190,436	1,361,609
Glenmark Pharmaceuticals Ltd.	113,995	557,687
Godawari Power and Ispat Ltd.	140,572	444,469
Godfrey Phillips India Ltd.	64,252	861,724
Godrej Agrovet Ltd.(b)	64,079	411,344
Graphite India Ltd.	68,881	342,824
Great Eastern Shipping Co. Ltd.	471,586	2,362,334
Grindwell Norton Ltd.	44,398	946,203
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	272,697	1,974,461
Gujarat Pipavav Port Ltd.	1,573,968	1,536,648
Gujarat State Fertilizers & Chemicals Ltd.	870,848	1,455,594
Gujarat State Petronet Ltd.	450,751	1,243,707
Gulf Oil Lubricants India Ltd.	73,559	374,443
HeidelbergCement India Ltd.	504,491	1,088,547
Hinduja Global Solutions Ltd.	11,344	153,284
Housing & Urban Development Corp. Ltd.	2,225,789	980,816
ICICI Securities Ltd.(b)	406,883	2,209,783
IIFL Finance Ltd.	220,193	902,687
IIFL Wealth Management Ltd.	188,120	3,528,002
Indiabulls Housing Finance Ltd.*	1,834,208	2,200,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Indian Bank	339,234	$643,695
Indian Energy Exchange Ltd.(b)	509,736	1,024,668
IRCON International Ltd.(b)	2,818,063	1,286,412
JB Chemicals & Pharmaceuticals Ltd.	74,249	1,478,587
Jindal Saw Ltd.	533,930	532,764
JK Lakshmi Cement Ltd.	54,305	288,983
JK Paper Ltd.	384,417	1,439,388
JK Tyre & Industries Ltd.	248,764	320,356
Jubilant Pharmova Ltd.	99,663	433,748
Jyothy Labs Ltd.	291,511	552,403
Kajaria Ceramics Ltd.	115,264	1,383,212
Kalpataru Power Transmission Ltd.	266,821	1,205,167
KEC International Ltd.	168,569	835,134
Kirloskar Ferrous Industries Ltd.	239,548	588,007
Kirloskar Oil Engines Ltd.	181,841	310,734
KPIT Technologies Ltd.	34,509	226,200
LIC Housing Finance Ltd.	1,232,793	5,110,067
Mahanagar Gas Ltd.	228,406	2,199,824
Manappuram Finance Ltd.	963,946	1,037,518
Mazagon Dock Shipbuilders Ltd.	118,984	371,013
Metropolis Healthcare Ltd.(b)	23,108	411,539
Mindspace Business Parks REIT(b)	1,784,911	7,919,402
Motilal Oswal Financial Services Ltd.	77,694	754,091
Multi Commodity Exchange of India Ltd.	49,778	824,428
Natco Pharma Ltd.	102,615	844,335
National Aluminium Co. Ltd.	6,146,957	5,355,163
Navin Fluorine International Ltd.	20,982	970,184
NBCC India Ltd.	936,171	336,665
NCC Ltd.	512,768	351,271
NIIT Ltd.	297,205	1,556,542
NLC India Ltd.	1,105,082	890,670
Orient Cement Ltd.	267,608	393,589
Orient Electric Ltd.	25,063	86,339
PCBL Ltd.	829,832	1,100,698
Polyplex Corp. Ltd.	115,224	3,213,243
Praj Industries Ltd.	142,187	655,188
Prestige Estates Projects Ltd.	126,832	621,774
PTC India Ltd.	2,784,086	2,681,057
Quess Corp. Ltd.(b)	62,202	483,336
Rail Vikas Nigam Ltd.	7,216,519	2,741,405
Railtel Corp. of India Ltd.	347,328	400,666
Rallis India Ltd.	209,047	499,373
Ramco Cements Ltd.	55,886	450,640
Rashtriya Chemicals & Fertilizers Ltd.	966,746	956,677
Ratnamani Metals & Tubes Ltd.	16,311	341,700
Ratnamani Metals & Tubes Ltd.*	8,156	170,850
Redington India Ltd.	2,638,900	4,195,307
Sanofi India Ltd.	28,532	2,325,770
Sasken Technologies Ltd.	29,956	291,869
Shriram City Union Finance Ltd.	32,926	692,333
SJVN Ltd.	8,066,240	2,747,562
SKF India Ltd.	16,923	779,543
Sonata Software Ltd.	200,476	1,699,435
Sterlite Technologies Ltd.	261,532	491,620
Subex Ltd.	1,091,795	353,229
Sudarshan Chemical Industries	83,474	443,148
Sundram Fasteners Ltd.	152,236	1,397,396
Supreme Petrochem Ltd.	131,460	1,475,528
Suven Pharmaceuticals Ltd.	80,585	471,739
Swaraj Engines Ltd.	46,870	907,992
Tata Chemicals Ltd.	238,631	2,397,264
Techno Electric & Engineering Co. Ltd.	277,323	996,779
Thermax Ltd.	77,820	2,066,545
Thyrocare Technologies Ltd.(b)	80,152	630,326
Torrent Power Ltd.	466,166	2,666,040
Trident Ltd.	2,366,564	1,159,721
UTI Asset Management Co. Ltd.	97,850	800,295
V-Guard Industries Ltd.	85,659	244,267
Vaibhav Global Ltd.	65,131	247,337
Vardhman Textiles Ltd.	150,500	505,113
Welspun Corp. Ltd.	681,867	1,889,602
Yes Bank Ltd.*(c)	5,997,912	960,760
Zensar Technologies Ltd.	113,162	389,900

Total India		169,961,119

Indonesia - 1.5%
Ace Hardware Indonesia Tbk PT	21,657,500	1,119,401
AKR Corporindo Tbk PT	49,288,725	3,407,779
Astra Agro Lestari Tbk PT	1,453,100	955,891
Bank BTPN Syariah Tbk PT	2,755,500	521,598
Bank Danamon Indonesia Tbk PT	3,614,100	570,105
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	20,276,228	1,871,442
Bank Pembangunan Daerah Jawa Timur Tbk PT	38,124,800	1,893,764
BFI Finance Indonesia Tbk PT	28,697,500	2,109,331
Bukit Asam Tbk PT	13,060,600	3,348,984
Ciputra Development Tbk PT	10,935,400	631,277
Erajaya Swasembada Tbk PT	23,909,200	842,580
Indo Tambangraya Megah Tbk PT	1,288,300	2,652,700
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	48,532,270	3,257,746
Japfa Comfeed Indonesia Tbk PT	14,981,800	1,548,714
Link Net Tbk PT	2,705,700	848,171
Media Nusantara Citra Tbk PT	14,049,000	881,746
Medikaloka Hermina Tbk PT	3,821,300	386,042
Mitra Keluarga Karyasehat Tbk PT	12,498,200	2,307,102
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,051,100	549,037
Puradelta Lestari Tbk PT	164,857,500	1,770,579
Sawit Sumbermas Sarana Tbk PT	20,258,300	1,645,413

Total Indonesia		33,119,402

Malaysia - 3.5%
Aeon Co. M Bhd	2,908,000	870,915
Ann Joo Resources Bhd	987,800	248,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Astro Malaysia Holdings Bhd	20,393,900	$4,187,517
Bank Islam Malaysia Bhd	3,999,500	2,431,914
Bermaz Auto Bhd	3,858,500	1,488,247
British American Tobacco Malaysia Bhd	1,084,100	2,656,445
Bursa Malaysia Bhd	7,177,350	10,796,558
Carlsberg Brewery Malaysia Bhd	549,900	2,804,708
DRB-Hicom Bhd	690,800	188,079
Dufu Technology Corp. Bhd	591,000	376,792
Duopharma Biotech Bhd	2,424,012	659,969
Eco World Development Group Bhd	10,789,100	1,627,851
FGV Holdings Bhd	2,709,600	897,565
Fraser & Neave Holdings Bhd	442,500	2,128,417
Frontken Corp. Bhd	1,493,700	776,080
Genting Plantations Bhd	649,900	951,073
Globetronics Technology Bhd	2,982,633	812,061
Heineken Malaysia Bhd	483,500	2,525,280
Hextar Global Bhd	1,497,400	509,609
IJM Corp. Bhd	11,583,600	4,546,711
Inari Amertron Bhd	14,302,175	8,566,703
Kossan Rubber Industries Bhd	21,089,100	6,315,964
KPJ Healthcare Bhd	3,221,400	610,294
Lotte Chemical Titan Holding Bhd(b)	1,386,300	619,628
Malaysia Building Society Bhd	14,358,428	1,889,481
Malaysian Pacific Industries Bhd	101,300	643,539
Malaysian Resources Corp. Bhd	8,939,700	709,902
Mega First Corp. Bhd	2,238,700	1,772,675
My EG Services Bhd	7,132,896	1,424,152
Scientex Bhd	2,784,800	2,186,139
SKP Resources Bhd	2,689,025	957,860
Sunway Bhd	3,370,900	1,300,177
Supermax Corp. Bhd	4,191,626	832,144
Syarikat Takaful Malaysia Keluarga Bhd	847,200	620,864
TIME dotCom Bhd	4,993,300	4,962,145
Uchi Technologies Bhd	3,098,000	2,094,621
UMW Holdings Bhd	830,200	583,918
Unisem M Bhd	505,700	263,893
ViTrox Corp. Bhd	187,600	306,459
VS Industry Bhd	6,646,150	1,500,379
Yinson Holdings Bhd	1,973,000	895,292

Total Malaysia		80,540,791

Mexico - 3.5%
Alpek SAB de CV(a)	4,337,387	5,974,300
Banco del Bajio SA(b)	7,376,209	14,737,246
Bolsa Mexicana de Valores SAB de CV	4,660,668	8,244,513
Corp. Inmobiliaria Vesta SAB de CV	6,680,918	12,384,488
GCC SAB de CV(a)	376,007	2,342,805
Grupo Comercial Chedraui SA de CV	438,792	1,183,552
Grupo Rotoplas SAB de CV(a)	590,308	729,702
Industrias Bachoco SAB de CV, Series B(a)	868,809	3,118,984
Megacable Holdings SAB de CV, Series CPO	4,809,039	11,648,525
Promotora y Operadora de Infraestructura SAB de CV	567,781	4,145,562
Qualitas Controladora SAB de CV(a)	1,817,099	8,332,677
Regional SAB de CV(a)	1,216,961	5,735,639

Total Mexico		78,577,993

Philippines - 1.4%
Alliance Global Group, Inc.	2,292,600	366,916
Century Pacific Food, Inc.	3,201,300	1,280,869
D&L Industries, Inc.	6,555,500	813,104
DMCI Holdings, Inc.	38,509,100	6,177,144
First Gen Corp.	2,682,200	824,392
GT Capital Holdings, Inc.	64,580	574,332
LT Group, Inc.	24,403,800	3,594,995
Megaworld Corp.	22,743,000	893,423
Metro Pacific Investments Corp.	32,150,000	2,064,008
Nickel Asia Corp.	15,438,200	1,768,858
Puregold Price Club, Inc.	1,378,600	754,676
Robinsons Land Corp.	7,795,626	2,444,241
Robinsons Retail Holdings, Inc.	709,210	650,072
Security Bank Corp.	1,179,820	1,961,181
Semirara Mining & Power Corp.	9,721,100	6,187,842
Wilcon Depot, Inc.	1,636,900	708,524

Total Philippines		31,064,577

Poland - 0.6%
Asseco Poland SA	282,556	4,745,038
Bank Handlowy w Warszawie SA	155,345	1,941,877
Ciech SA	238,327	1,987,891
LiveChat Software SA	64,465	1,412,370
TEN Square Games SA(a)	14,222	357,460
Warsaw Stock Exchange	250,121	2,089,604

Total Poland		12,534,240

South Africa - 8.9%
Adcock Ingram Holdings Ltd.	640,961	1,942,934
Advtech Ltd.	2,925,637	3,093,059
AECI Ltd.	777,959	4,532,178
African Rainbow Minerals Ltd.	1,505,688	19,645,403
Afrimat Ltd.	601,634	2,074,917
Astral Foods Ltd.	304,271	3,498,954
AVI Ltd.	3,399,639	13,637,984
Cashbuild Ltd.	214,562	3,220,820
Coronation Fund Managers Ltd.	2,243,331	4,480,500
DataTec Ltd.	727,633	1,829,464
Dis-Chem Pharmacies Ltd.(b)	724,075	1,403,731
DRDGOLD Ltd.	3,493,969	2,107,152
Equites Property Fund Ltd.(a)	6,936,013	7,481,114
Harmony Gold Mining Co. Ltd.	1,844,562	5,851,481
Investec Ltd.	1,710,694	9,175,564
Italtile Ltd.	3,516,825	3,007,521
JSE Ltd.	756,004	4,639,163
KAP Industrial Holdings Ltd.	10,910,927	2,930,449
Metair Investments Ltd.	969,298	1,449,583
Momentum Metropolitan Holdings	2,794,355	2,432,321
Motus Holdings Ltd.(a)	1,384,258	9,041,087
Ninety One Ltd.	234,293	551,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Oceana Group Ltd.	702,705	$1,908,767
Omnia Holdings Ltd.	1,038,281	4,605,639
Pick n Pay Stores Ltd.	1,434,765	4,922,822
PSG Group Ltd.*	908,830	4,660,510
Raubex Group Ltd.	620,599	1,299,347
Resilient REIT Ltd.(a)	3,014,185	9,828,644
Royal Bafokeng Platinum Ltd.	2,342,862	20,950,971
Santam Ltd.	149,033	2,289,827
SPAR Group Ltd.(a)	1,867,842	15,747,678
Tiger Brands Ltd.(a)	1,101,744	9,552,371
Transaction Capital Ltd.	400,791	898,095
Truworths International Ltd.	5,257,106	16,256,676
Wilson Bayly Holmes-Ovcon Ltd.	200,355	989,148

Total South Africa		201,937,051

South Korea - 10.7%
Aekyung Chemical Co. Ltd.	60,162	384,585
AfreecaTV Co. Ltd.(a)	8,785	541,958
Ahnlab, Inc.(a)	12,783	850,625
APTC Co. Ltd.	66,122	835,182
BGF Retail Co. Ltd.	18,257	2,657,558
BH Co. Ltd.	51,121	960,684
Binggrae Co. Ltd.	17,498	623,966
BNK Financial Group, Inc.	1,500,290	7,753,347
Caregen Co. Ltd.(a)	14,396	1,069,943
Cheil Worldwide, Inc.	531,731	9,726,287
Chong Kun Dang Pharmaceutical Corp.	7,364	496,265
CJ Corp.	41,157	2,462,954
CS Wind Corp.	19,865	884,317
Cuckoo Holdings Co. Ltd.	34,650	428,321
Dae Won Kang Up Co. Ltd.	192,953	422,048
Daeduck Electronics Co. Ltd.	82,604	1,663,659
Daesang Corp.	79,044	1,247,999
Daesang Holdings Co. Ltd.	42,314	254,197
Daishin Securities Co. Ltd.	382,399	4,461,911
Danawa Co. Ltd.*(a)	32,350	413,594
Daol Investment & Securities Co. Ltd.	229,031	746,150
DB Financial Investment Co. Ltd.	302,673	1,165,561
DB HiTek Co. Ltd.(a)	49,848	1,917,674
DGB Financial Group, Inc.	906,231	5,311,474
Digital Daesung Co. Ltd.	170,865	971,183
DL Holdings Co. Ltd.(a)	35,731	1,951,115
DN Automotive Corp.	37,733	1,612,894
Dohwa Engineering Co. Ltd.	69,809	501,094
DongKook Pharmaceutical Co. Ltd.	25,410	380,641
Dongkuk Steel Mill Co. Ltd.(a)	100,938	998,963
Dongsuh Cos., Inc.(a)	175,735	3,546,101
Dongsung Chemical Co. Ltd.	118,443	373,555
Dongsung Finetec Co. Ltd.(a)	98,416	920,945
Dongwon Development Co. Ltd.	377,354	1,206,115
DoubleUGames Co. Ltd.(a)	8,311	245,797
Douzone Bizon Co. Ltd.	11,481	322,748
EBEST Investment & Securities Co. Ltd.(a)	226,217	1,108,087
Echo Marketing, Inc.(a)	63,338	675,625
Ecopro Co. Ltd.(a)	10,871	599,479
Eugene Investment & Securities Co. Ltd.	226,093	470,156
F&F Holdings Co. Ltd.	58,512	788,632
Fila Holdings Corp.	29,818	645,322
GOLFZON Co. Ltd.(a)	13,750	1,423,290
Green Cross Corp.	3,803	493,535
Green Cross Holdings Corp.	83,046	1,253,621
GS Engineering & Construction Corp.	311,040	7,558,004
HAESUNG DS Co. Ltd.	32,253	1,537,631
Halla Holdings Corp.	51,321	1,448,640
Han Kuk Carbon Co. Ltd.	77,721	873,942
Hana Materials, Inc.(a)	11,656	430,008
Hana Pharm Co. Ltd.	9,195	128,180
Handsome Co. Ltd.	26,096	617,026
Hanil Cement Co. Ltd.(a)	115,716	1,189,779
Hanil Holdings Co. Ltd.	75,518	633,970
Hanjin Transportation Co. Ltd.(a)	27,044	579,038
Hankook & Co. Co. Ltd.(a)	118,055	1,168,366
Hanmi Semiconductor Co. Ltd.	151,993	1,469,125
Hansae Co. Ltd.(a)	58,999	770,204
Hansol Chemical Co. Ltd.	12,096	1,900,481
Hansol Paper Co. Ltd.	101,459	980,677
Hanssem Co. Ltd.	22,891	1,137,145
Hanwha Aerospace Co. Ltd.(a)	49,730	1,865,258
Hanwha Corp.(a)	132,466	2,637,281
Hanwha Life Insurance Co. Ltd.*(a)	335,956	575,710
Hanwha Systems Co. Ltd.(a)	116,868	1,255,629
Hanyang Eng Co. Ltd.	52,756	587,126
HDC Holdings Co. Ltd.	134,672	687,674
Hite Jinro Co. Ltd.	91,482	2,170,091
HS Industries Co. Ltd.	204,635	740,746
Huons Co. Ltd.(a)	7,540	203,831
Huvis Corp.	64,154	332,530
Hyosung TNC Corp.	4,676	1,235,265
Hyundai Department Store Co. Ltd.	23,544	1,271,129
Hyundai Elevator Co. Ltd.(a)	53,746	1,113,499
Hyundai Greenfood Co. Ltd.(a)	115,973	695,802
Hyundai Marine & Fire Insurance Co. Ltd.	284,589	6,783,757
Hyundai Motor Securities Co. Ltd.	224,876	1,690,380
Hyundai Wia Corp.	23,698	1,018,445
iMarketKorea, Inc.	184,643	1,464,743
Innocean Worldwide, Inc.(a)	37,042	1,306,626
IS Dongseo Co. Ltd.	37,789	1,135,067
JB Financial Group Co. Ltd.	1,116,230	6,318,770
JW Life Science Corp.(a)	47,363	457,799
KCC Glass Corp.	97,055	3,614,148
KEPCO Plant Service & Engineering Co. Ltd.(a)	95,941	2,837,442
Kginicis Co. Ltd.	35,978	351,910
KIWOOM Securities Co. Ltd.(a)	58,882	3,750,417
Koentec Co. Ltd.(a)	199,821	1,300,437
Koh Young Technology, Inc.(a)	47,340	514,090
Kolon Corp.	20,450	356,741
Kolon Industries, Inc.	43,671	1,755,719
Korea Aerospace Industries Ltd.(a)	79,578	3,297,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Korea Asset In Trust Co. Ltd.	542,400	$1,474,640
Korea Electric Terminal Co. Ltd.(a)	15,784	655,235
Korea Petrochemical Ind Co. Ltd.(a)	9,516	897,805
Korea Real Estate Investment & Trust Co. Ltd.(a)	1,118,891	1,469,277
Korean Reinsurance Co.	714,257	4,620,886
KSS LINE Ltd.	74,691	573,528
Kukdo Chemical Co. Ltd.	13,330	514,351
Kumho E&C Co. Ltd.(a)	201,635	1,222,171
Kyobo Securities Co. Ltd.	149,261	729,981
Kyungdong Pharm Co. Ltd.	142,571	912,481
LEADCORP, Inc.(a)	144,427	913,236
LEENO Industrial, Inc.(a)	19,363	1,938,686
LF Corp.	60,724	724,909
LIG Nex1 Co. Ltd.	35,991	1,990,260
Lotte Chilsung Beverage Co. Ltd.	8,806	1,186,884
Lotte Data Communication Co.	14,549	295,821
LOTTE Fine Chemical Co. Ltd.(a)	39,702	2,002,835
LOTTE Himart Co. Ltd.	41,924	542,455
LS Cable & System Asia Ltd.	72,985	395,729
LS Corp.	88,490	4,334,538
LS Electric Co. Ltd.	40,610	1,801,553
LX International Corp.	58,750	1,472,822
LX Semicon Co. Ltd.(a)	33,452	2,468,193
Maeil Dairies Co. Ltd.	9,290	414,272
Mcnex Co. Ltd.	26,433	634,156
MegaStudyEdu Co. Ltd.	23,726	1,425,314
Meritz Fire & Marine Insurance Co. Ltd.	472,052	12,052,159
Meritz Securities Co. Ltd.(a)	4,196,582	14,673,816
Mirae Asset Life Insurance Co. Ltd.	234,602	561,028
NICE Holdings Co. Ltd.(a)	47,218	538,221
NICE Information Service Co. Ltd.(a)	57,792	640,946
NongShim Co. Ltd.(a)	6,339	1,305,978
Orion Holdings Corp.	116,126	1,341,567
Osstem Implant Co. Ltd.(a)	8,312	642,093
Partron Co. Ltd.	148,797	968,372
PI Advanced Materials Co. Ltd.	30,184	741,582
Poongsan Corp.(a)	53,018	1,012,667
Posco International Corp.(a)	189,555	2,810,331
Samjin Pharmaceutical Co. Ltd.(a)	63,972	1,216,966
SAMT Co. Ltd.	290,966	793,299
Samyang Holdings Corp.(a)	19,902	1,092,893
Samyang Packaging Corp.	45,945	603,329
SaraminHR Co. Ltd.(a)	27,976	759,515
Seohee Construction Co. Ltd.(a)	940,882	1,014,506
Seoul Semiconductor Co. Ltd.	49,714	402,031
SFA Engineering Corp.	50,371	1,534,329
SGC Energy Co. Ltd.(a)	28,550	800,385
Shinsegae, Inc.	3,816	640,702
SIMMTECH Co. Ltd.(a)	30,928	880,152
SK D&D Co. Ltd.	10,665	211,920
SK Discovery Co. Ltd.(a)	35,196	947,397
SK Networks Co. Ltd.	341,521	1,104,735
SL Corp.(a)	46,728	1,130,052
SNT Dynamics Co. Ltd.(a)	78,705	432,199
SNT Motiv Co. Ltd.(a)	34,724	1,148,641
Soulbrain Co. Ltd.	4,992	878,906
Taeyoung Engineering & Construction Co. Ltd.	100,126	524,381
TES Co. Ltd.	40,295	612,928
TKG Huchems Co. Ltd.(a)	96,941	1,474,572
Tongyang Life Insurance Co. Ltd.	308,589	1,357,088
TS Corp.	835,302	2,135,862
Unid Co. Ltd.	17,990	1,335,672
Wemade Co. Ltd.(a)	6,816	302,898
WiSoL Co. Ltd.	14,926	99,438
WONIK IPS Co. Ltd.(a)	24,914	571,809
Woongjin Thinkbig Co. Ltd.	326,149	582,768
Youlchon Chemical Co. Ltd.	41,445	622,441
Youngone Corp.(a)	41,835	1,237,264
Yuanta Securities Korea Co. Ltd.	329,458	688,908

Total South Korea		243,555,562

Taiwan - 26.5%
AcBel Polytech, Inc.(a)	1,840,303	1,782,526
Acer, Inc.(a)	16,400,000	11,968,991
Advancetek Enterprise Co. Ltd.(a)	639,000	471,725
Alltek Technology Corp.(a)	645,000	791,784
Arcadyan Technology Corp.(a)	972,681	3,925,596
Asia Optical Co., Inc.	403,000	836,265
Asia Vital Components Co. Ltd.(a)	537,000	1,681,427
ASROCK, Inc.(a)	194,000	711,184
BES Engineering Corp.(a)	3,488,000	1,015,894
C Sun Manufacturing Ltd.(a)	919,000	1,344,494
Capital Futures Corp.(a)	972,000	1,189,931
Capital Securities Corp.(a)	13,298,340	6,261,515
Cathay Real Estate Development Co. Ltd.(a)	2,127,000	1,241,140
Central Reinsurance Co. Ltd.	983,000	851,304
Century Iron & Steel Industrial Co. Ltd.(a)	421,000	1,564,582
Chang Wah Electromaterials, Inc.(a)	1,149,000	1,288,753
Charoen Pokphand Enterprise(a)	1,296,000	3,526,204
Chenbro Micom Co. Ltd.(a)	469,000	1,009,501
Cheng Loong Corp.(a)	4,367,000	3,825,999
Cheng Uei Precision Industry Co. Ltd.(a)	2,071,000	2,302,001
Chicony Electronics Co. Ltd.(a)	5,797,652	14,448,552
Chicony Power Technology Co. Ltd.(a)	926,625	2,178,388
China Bills Finance Corp.	4,486,000	2,527,133
China Chemical & Pharmaceutical Co. Ltd.(a)	1,923,000	1,429,307
China General Plastics Corp.(a)	1,948,000	2,004,769
China Metal Products(a)	865,000	926,573
China Steel Chemical Corp.(a)	433,726	1,699,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
China Steel Structure Co. Ltd.(a)	670,000	$1,246,103
ChipMOS Technologies, Inc.(a)	2,137,000	2,655,663
Chong Hong Construction Co. Ltd.(a)	1,204,000	2,968,140
Chroma ATE, Inc.(a)	891,132	4,585,508
Chun Yuan Steel Industry Co. Ltd.(a)	972,000	523,046
Chung Hung Steel Corp.(a)	836,000	754,926
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,595,000	2,955,740
Cleanaway Co. Ltd.(a)	551,161	3,197,581
Compeq Manufacturing Co. Ltd.(a)	3,556,000	5,190,455
Continental Holdings Corp.(a)	2,293,000	2,012,790
CTCI Corp.(a)	2,468,190	3,727,167
D-Link Corp.(a)	1,929,240	940,824
DA CIN Construction Co. Ltd.(a)	2,181,000	2,145,534
Darfon Electronics Corp.(a)	1,015,000	1,380,825
Daxin Materials Corp.(a)	388,000	1,102,662
Eastern Media International Corp.(a)	402,800	294,647
Edom Technology Co. Ltd.(a)	1,387,000	1,506,721
Elan Microelectronics Corp.(a)	1,444,409	6,776,702
Elite Advanced Laser Corp.(a)	665,000	916,979
Elite Material Co. Ltd.(a)	1,148,163	6,892,801
Elite Semiconductor Microelectronics Technology, Inc.(a)	615,000	1,836,716
Ennoconn Corp.(a)	122,243	879,816
Eternal Materials Co. Ltd.(a)	3,424,494	3,725,844
Everlight Electronics Co. Ltd.(a)	1,395,165	1,935,546
Far Eastern Department Stores Ltd.(a)	3,011,841	2,025,891
Far Eastern International Bank(a)	8,960,459	3,390,289
Faraday Technology Corp.(a)	200,000	1,284,746
Farglory F T Z Investment Holding Co. Ltd.(a)	569,000	943,438
Farglory Land Development Co. Ltd.(a)	2,102,640	4,426,834
Feng Hsin Steel Co. Ltd.(a)	2,050,950	4,718,078
Fitipower Integrated Technology, Inc.(a)	186,000	844,502
FLEXium Interconnect, Inc.(a)	1,431,028	4,167,926
Flytech Technology Co. Ltd.(a)	877,000	2,710,623
Formosa International Hotels Corp.(a)	326,000	1,820,035
Formosa Sumco Technology Corp.(a)	153,000	908,218
Formosan Union Chemical(a)	2,468,000	1,967,195
Fortune Electric Co. Ltd.(a)	423,000	507,170
Foxsemicon Integrated Technology, Inc.(a)	192,197	1,153,822
Fusheng Precision Co. Ltd.(a)	421,000	2,704,391
Fwusow Industry Co. Ltd.(a)	1,147,000	794,666
Gemtek Technology Corp.(a)	1,284,000	1,252,325
Generalplus Technology, Inc.(a)	351,000	701,209
Genius Electronic Optical Co. Ltd.(a)	192,280	2,370,075
Getac Holdings Corp.(a)	3,539,292	4,803,015
Gigabyte Technology Co. Ltd.(a)	1,648,000	4,916,259
Global Brands Manufacture Ltd.(a)	754,400	725,641
Global Mixed Mode Technology, Inc.(a)	352,000	1,799,452
Global PMX Co. Ltd.(a)	172,000	885,062
Global Unichip Corp.(a)	67,000	1,083,862
Gold Circuit Electronics Ltd.(a)	488,000	1,248,989
Goldsun Building Materials Co. Ltd.(a)	5,052,000	3,873,933
Grape King Bio Ltd.(a)	374,988	1,683,653
Great Wall Enterprise Co. Ltd.(a)	4,416,676	7,063,176
Greatek Electronics, Inc.(a)	1,691,000	3,548,805
HannsTouch Solution, Inc.(a)	1,692,000	567,917
Highwealth Construction Corp.(a)	6,265,000	9,523,870
Hiyes International Co. Ltd.(a)	432,000	1,309,069
Ho Tung Chemical Corp.(a)	4,466,000	1,369,833
Holiday Entertainment Co. Ltd.	366,000	667,167
Holtek Semiconductor, Inc.(a)	1,119,773	3,231,255
Holy Stone Enterprise Co. Ltd.(a)	895,000	2,995,022
Hong TAI Electric Industrial(a)	1,401,000	1,005,981
Hota Industrial Manufacturing Co. Ltd.(a)	310,146	638,369
Hotai Finance Co. Ltd.(a)	552,000	1,865,774
Hsin Kuang Steel Co. Ltd.(a)	544,000	725,431
Hsin Yung Chien Co. Ltd.(a)	369,000	1,507,845
Hsing TA Cement Co.	1,898,000	1,267,099
Huaku Development Co. Ltd.(a)	1,535,296	4,585,208
Huang Hsiang Construction Corp.(a)	1,537,000	2,160,748
Hung Ching Development & Construction Co. Ltd.(a)	694,000	559,009
Hung Sheng Construction Ltd.(a)	1,538,000	1,326,776
I-Sheng Electric Wire & Cable Co. Ltd.	1,353,000	1,947,581
IBF Financial Holdings Co. Ltd.(a)	13,993,117	6,847,490
ITE Technology, Inc.(a)	784,000	2,101,495
ITEQ Corp.(a)	801,000	1,934,243
Jentech Precision Industrial Co. Ltd.(a)	92,000	1,034,994
Jia Wei Lifestyle, Inc.(a)	522,000	1,070,913
Kenda Rubber Industrial Co. Ltd.(a)	1,139,000	1,325,421
Kerry TJ Logistics Co. Ltd.(a)	835,000	1,126,120
Kindom Development Co. Ltd.(a)	2,535,200	2,779,610
King Slide Works Co. Ltd.	88,004	1,207,582
King Yuan Electronics Co. Ltd.(a)	4,968,000	6,683,371
King’s Town Bank Co. Ltd.(a)	4,530,000	5,393,311
Kinik Co.(a)	666,495	3,272,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Kinsus Interconnect Technology Corp.	113,000	$541,561
KS Terminals, Inc.(a)	199,000	490,581
Kung Long Batteries Industrial Co. Ltd.(a)	635,000	2,893,790
L&K Engineering Co. Ltd.	606,000	606,336
Lelon Electronics Corp.(a)	448,000	813,628
Lian HWA Food Corp.(a)	162,000	482,183
Lien Hwa Industrial Holdings Corp.(a)	2,571,451	4,851,713
Longchen Paper & Packaging Co. Ltd.(a)	1,841,026	1,040,215
Lotes Co. Ltd.(a)	151,106	3,394,784
Machvision, Inc.(a)	151,000	703,365
Macronix International Co. Ltd.(a)	5,287,000	6,312,358
Makalot Industrial Co. Ltd.(a)	602,881	2,858,938
Marketech International Corp.(a)	141,000	526,376
Mayer Steel Pipe Corp.(a)	687,000	480,589
Mercuries & Associates Holding Ltd.(a)	1,571,000	1,032,944
Merida Industry Co. Ltd.(a)	511,043	4,391,393
Mirle Automation Corp.(a)	981,560	1,292,417
Nak Sealing Technologies Corp.(a)	439,000	1,234,311
Namchow Holdings Co. Ltd.(a)	583,000	896,063
Nan Kang Rubber Tire Co. Ltd.(a)	888,000	1,140,855
Nan Liu Enterprise Co. Ltd.(a)	477,000	1,378,052
Nantex Industry Co. Ltd.(a)	1,089,615	1,559,289
Nichidenbo Corp.(a)	1,474,000	2,503,473
Nuvoton Technology Corp.	123,872	566,586
O-Bank Co. Ltd.(a)	1,892,000	553,598
Ocean Plastics Co. Ltd.	703,000	757,770
Pan German Universal Motors Ltd.	175,000	1,209,494
Pan Jit International, Inc.(a)	487,000	1,031,866
Pan-International Industrial Corp.(a)	875,000	1,094,725
Polytronics Technology Corp.(a)	313,017	703,232
Power Wind Health Industry, Inc.(a)	123,901	541,717
Powertech Technology, Inc.(a)	4,897,000	14,460,343
President Securities Corp.(a)	7,800,520	4,905,905
Primax Electronics Ltd.(a)	2,382,000	4,950,900
Prince Housing & Development Corp.(a)	4,862,000	1,945,879
Promate Electronic Co. Ltd.(a)	1,559,000	2,178,568
Qisda Corp.(a)	10,342,000	9,965,134
Radium Life Tech Co. Ltd.(a)	2,635,000	826,830
Rechi Precision Co. Ltd.	1,614,000	917,369
Rexon Industrial Corp. Ltd.(a)	867,000	781,462
RichWave Technology Corp.(a)	86,000	456,993
Ruentex Engineering & Construction Co.	25,000	86,603
Sampo Corp.(a)	3,646,000	3,635,761
Sanyang Motor Co. Ltd.(a)	2,905,000	3,443,969
SDI Corp.(a)	303,000	1,329,864
Sercomm Corp.(a)	685,488	1,869,712
Shin Foong Specialty & Applied Materials Co. Ltd.(a)	290,000	826,105
Shin Zu Shing Co. Ltd.(a)	1,066,000	2,929,093
Shiny Chemical Industrial Co. Ltd.(a)	392,637	1,987,384
Sigurd Microelectronics Corp.(a)	1,612,000	2,813,756
Sinbon Electronics Co. Ltd.(a)	545,120	4,656,716
Sincere Navigation Corp.(a)	694,000	476,150
Sinon Corp.(a)	3,035,000	3,133,654
Sinyi Realty, Inc.(a)	1,845,000	1,889,460
Sitronix Technology Corp.(a)	389,000	2,616,577
Sonix Technology Co. Ltd.(a)	897,000	2,021,255
Standard Chemical & Pharmaceutical Co. Ltd.(a)	987,000	1,488,790
Standard Foods Corp.(a)	1,519,896	2,379,510
Stark Technology, Inc.(a)	872,000	2,525,071
Sunny Friend Environmental Technology Co. Ltd.(a)	209,000	1,388,249
Sunonwealth Electric Machine Industry Co. Ltd.(a)	1,387,000	1,553,369
Sunrex Technology Corp.(a)	581,000	665,345
Supreme Electronics Co. Ltd.(a)	2,329,506	3,294,457
Symtek Automation Asia Co. Ltd.(a)	352,000	995,618
Syncmold Enterprise Corp.(a)	968,915	2,176,788
Synnex Technology International Corp.(a)	11,079,600	19,823,927
Systex Corp.(a)	1,046,000	2,508,275
T3EX Global Holdings Corp.(a)	317,000	919,011
TA-I Technology Co. Ltd.(a)	671,000	963,617
Taichung Commercial Bank Co. Ltd.(a)	6,202,316	2,826,488
Taiflex Scientific Co. Ltd.(a)	1,375,000	2,060,176
Tainan Spinning Co. Ltd.(a)	1,562,000	1,008,640
Taisun Enterprise Co. Ltd.(a)	1,582,000	1,622,782
Taita Chemical Co. Ltd.(a)	954,000	891,964
Taiwan Business Bank(a)	5,563,958	2,161,324
Taiwan Cogeneration Corp.	2,094,970	2,645,707
Taiwan Fertilizer Co. Ltd.(a)	2,354,000	5,058,960
Taiwan FU Hsing Industrial Co. Ltd.(a)	1,807,000	2,339,768
Taiwan Hon Chuan Enterprise Co. Ltd.(a)	1,794,692	4,593,340
Taiwan Mask Corp.(a)	485,300	1,189,849
Taiwan Navigation Co. Ltd.(a)	709,000	686,741
Taiwan Paiho Ltd.(a)	827,000	1,913,586
Taiwan PCB Techvest Co. Ltd.(a)	2,303,302	2,959,158
Taiwan Sakura Corp.(a)	1,126,000	2,275,972
Taiwan Secom Co. Ltd.(a)	1,467,000	5,007,836
Taiwan Styrene Monomer(a)	1,660,000	801,150
Taiwan Surface Mounting Technology Corp.(a)	704,000	2,140,401
Taiwan-Asia Semiconductor Corp.(a)	2,325,000	3,338,911
Test Research, Inc.(a)	1,109,115	2,226,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Thinking Electronic Industrial Co. Ltd.(a)	321,000	$1,344,090
Ton Yi Industrial Corp.(a)	2,048,000	1,005,627
Tong Hsing Electronic Industries Ltd.(a)	356,552	2,410,310
Tong Yang Industry Co. Ltd.(a)	1,164,685	1,933,079
Topco Scientific Co. Ltd.	1,149,521	5,335,191
Topkey Corp.(a)	333,000	1,439,134
Transcend Information, Inc.	915,479	2,127,553
Tripod Technology Corp.(a)	2,548,928	9,558,426
Tsann Kuen Enterprise Co. Ltd.(a)	417,000	434,762
TSRC Corp.(a)	799,000	796,756
Ttet Union Corp.(a)	157,000	799,956
Tung Ho Steel Enterprise Corp.(a)	2,310,722	4,033,379
TXC Corp.(a)	797,549	2,432,868
Tyntek Corp.(a)	1,029,000	664,463
U-Ming Marine Transport Corp.(a)	866,420	1,196,177
Unitech Computer Co. Ltd.(a)	648,000	688,678
United Integrated Services Co. Ltd.(a)	2,034,000	10,090,134
Universal Cement Corp.(a)	2,398,000	1,774,295
UPC Technology Corp.(a)	2,569,000	1,356,494
USI Corp.(a)	2,824,000	2,350,682
Visual Photonics Epitaxy Co. Ltd.(a)	406,750	984,950
Wah Lee Industrial Corp.(a)	969,580	2,752,200
Walsin Lihwa Corp.(a)	7,701,000	9,336,978
Wan Hai Lines Ltd.(a)	381,000	1,524,846
Wei Chuan Foods Corp.(a)	1,486,000	1,009,541
Weikeng Industrial Co. Ltd.(a)	1,913,431	1,782,570
Weltrend Semiconductor(a)	460,000	850,892
WinWay Technology Co. Ltd.(a)	119,000	1,452,806
Wistron NeWeb Corp.(a)	852,722	1,984,575
Wowprime Corp.(a)	160,000	661,880
WPG Holdings Ltd.(a)	7,444,058	13,794,797
WT Microelectronics Co. Ltd.(a)	1,428,678	3,224,117
YC INOX Co. Ltd.(a)	1,644,793	1,479,752
Yem Chio Co. Ltd.(a)	2,446,000	1,229,848
YFY, Inc.(a)	5,484,000	4,693,958
Yulon Finance Corp.	706,675	5,098,014
Yulon Motor Co. Ltd.(a)	1,193,000	1,893,810
Zeng Hsing Industrial Co. Ltd.(a)	461,000	2,155,111
Zenitron Corp.(a)	1,070,000	1,196,546
Zero One Technology Co. Ltd.	953,184	1,247,040
Zippy Technology Corp.(a)	1,128,000	1,557,314
ZongTai Real Estate Development Co. Ltd.(a)	2,185,000	1,951,057

Total Taiwan		600,368,139

Thailand - 7.7%
Amata Corp. PCL, NVDR(a)	1,552,400	803,533
Asia Plus Group Holdings PCL, NVDR(a)	23,328,300	2,071,867
Asian Sea Corp. PCL, NVDR	1,265,600	619,287
Asiasoft Corp. PCL, NVDR(a)	1,588,900	615,696
Bangchak Corp. PCL, NVDR(a)	2,160,700	1,909,825
Bangkok Chain Hospital PCL, NVDR	3,212,000	1,698,894
Bangkok Commercial Asset Management PCL, NVDR(a)	5,555,800	2,734,293
Bangkok Insurance PCL, NVDR	401,500	3,054,830
Banpu PCL, NVDR	7,937,600	2,828,843
Banpu Power PCL, NVDR(a)	3,244,100	1,312,138
BCPG PCL, NVDR(a)	2,425,612	747,820
Chularat Hospital PCL, NVDR	23,051,400	2,412,394
Com7 PCL, NVDR(a)	2,356,800	1,999,830
Dynasty Ceramic PCL, NVDR	44,385,000	3,540,255
Eastern Polymer Group PCL, NVDR(a)	3,840,200	1,015,581
Eastern Water Resources Development and Management PCL, NVDR(a)	4,996,200	890,286
Exotic Food PCL, NVDR	1,698,900	720,789
Forth Smart Service PCL, NVDR(a)	2,775,700	1,468,126
GFPT PCL, NVDR	1,738,000	840,611
Gunkul Engineering PCL, NVDR	36,195,900	5,784,382
Haad Thip PCL, NVDR	1,031,300	853,218
Hana Microelectronics PCL, NVDR(a)	1,694,800	1,953,418
Ichitan Group PCL, NVDR(a)	3,720,100	836,510
IRPC PCL, NVDR(a)	58,907,400	5,365,064
Jay Mart PCL, NVDR(a)	1,155,200	1,666,389
JMT Network Services PCL, NVDR	1,242,600	2,574,472
KCE Electronics PCL, NVDR(a)	1,585,400	2,701,749
Kerry Express Thailand PCL, NVDR	2,824,300	1,813,368
KGI Securities Thailand PCL, NVDR	9,338,700	1,283,725
Kiatnakin Phatra Bank PCL, NVDR	3,842,700	6,738,719
LPN Development PCL, NVDR(a)	10,696,400	1,331,188
MC Group PCL, NVDR	4,354,100	1,163,803
MCS Steel PCL, NVDR	3,976,700	1,304,758
Mega Lifesciences PCL, NVDR	1,898,200	2,711,331
MK Restaurants Group PCL, NVDR	643,200	950,564
Noble Development PCL, Class C, NVDR(a)	16,066,200	2,135,798
Northeast Rubber PCL, NVDR(a)	4,296,800	735,275
Origin Property PCL, NVDR(a)	8,080,300	2,308,331
Plan B Media PCL, NVDR*(a)	4,450,736	824,560
Polyplex Thailand PCL, NVDR(a)	2,385,300	1,524,757
Precious Shipping PCL, NVDR	3,889,800	2,024,390
Prima Marine PCL, NVDR(a)	8,734,600	1,371,151
Pruksa Holding PCL, NVDR(a)	2,048,400	758,988
PTG Energy PCL, NVDR(a)	2,457,600	938,413
Quality Houses PCL, NVDR	52,800,500	3,136,220
Rajthanee Hospital PCL, NVDR	1,433,600	1,469,891
Ratch Group PCL, NVDR	2,757,300	2,983,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
Ratchthani Leasing PCL, NVDR(a)	13,564,000	$1,542,279
Regional Container Lines PCL, NVDR(a)	2,161,200	2,353,449
Sansiri PCL, NVDR(a)	31,064,000	887,417
SC Asset Corp. PCL, NVDR	25,050,000	2,295,630
Siam City Cement PCL, NVDR	953,954	4,074,305
Siamgas & Petrochemicals PCL, NVDR(a)	5,234,700	1,658,284
Sino-Thai Engineering & Construction PCL, NVDR(a)	2,304,700	795,286
Somboon Advance Technology PCL, NVDR(a)	2,489,000	1,281,284
SPCG PCL, NVDR	3,260,900	1,457,282
Sri Trang Agro-Industry PCL, NVDR(a)	8,672,100	5,200,071
Sri Trang Gloves Thailand PCL, NVDR(a)	8,931,900	4,117,946
Srisawad Corp. PCL, NVDR(a)	2,572,700	3,529,231
Srisawad Finance PCL, NVDR	831,700	664,560
Supalai PCL, NVDR	7,540,100	3,966,790
Synnex Thailand PCL, NVDR(a)	861,300	443,379
Thai Union Group PCL, NVDR(a)	11,285,600	5,458,457
Thai Vegetable Oil PCL, NVDR	3,496,400	3,115,163
Thaifoods Group PCL, NVDR(a)	8,958,400	1,634,328
Thanachart Capital PCL, NVDR(a)	6,115,600	6,529,880
Tisco Financial Group PCL, NVDR(a)	5,366,200	13,432,575
TMT Steel PCL, NVDR	6,631,200	1,622,398
TOA Paint Thailand PCL, NVDR(a)	1,627,100	1,346,137
TPI Polene PCL, NVDR(a)	24,503,800	1,081,203
TPI Polene Power PCL, NVDR(a)	30,628,800	3,118,758
TQM Corp. PCL, NVDR(a)	861,600	1,206,313
TTW PCL, NVDR(a)	15,119,800	4,533,160
United Paper PCL, NVDR(a)	2,615,700	1,213,336
Vibhavadi Medical Center PCL, NVDR(a)	20,044,300	1,383,343
WHA Corp. PCL, NVDR	31,661,600	2,740,334
WHA Utilities and Power PCL, NVDR	10,249,300	1,113,204
Workpoint Entertainment PCL, NVDR(a)	1,169,700	754,325

Total Thailand		175,078,515

Turkey - 2.9%
Aksa Akrilik Kimya Sanayii AS	1,339,043	4,639,513
Aksigorta AS*	5,105,394	862,289
Alkim Alkali Kimya AS	310,952	386,257
Anadolu Anonim Turk Sigorta Sirketi*	1,446,376	495,509
Anadolu Hayat Emeklilik AS	884,894	673,614
Arcelik AS(a)	2,284,840	9,921,295
Aygaz AS	476,745	1,063,336
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	244,340	530,929
Coca-Cola Icecek AS	366,172	2,833,493
Dogus Otomotiv Servis ve Ticaret AS	525,031	2,369,424
EGE Endustri VE Ticaret AS	6,548	883,734
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,909,135	618,101
Enerjisa Enerji AS(a)(b)	2,681,833	2,184,466
Goodyear Lastikleri TAS*	686,409	402,887
Haci Omer Sabanci Holding AS	6,324,362	7,162,800
Is Yatirim Menkul Degerler AS, Class A	1,144,379	1,307,059
Nuh Cimento Sanayi AS	313,817	1,090,132
Otokar Otomotiv Ve Savunma Sanayi AS	61,222	1,558,738
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	946,021	746,210
Sok Marketler Ticaret AS(a)	379,983	260,809
Tekfen Holding AS(a)	527,776	683,408
Tofas Turk Otomobil Fabrikasi AS(a)	1,493,098	5,365,548
Turk Traktor ve Ziraat Makineleri AS	178,620	2,330,035
Turkiye Is Bankasi AS, Class C(a)	14,190,826	3,722,685
Turkiye Sigorta AS	2,683,507	798,792
Turkiye Sise ve Cam Fabrikalari AS	5,217,909	6,719,076
Ulker Biskuvi Sanayi AS*	1,073,609	925,298
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	2,103,574
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,392,838	1,982,082
Yapi ve Kredi Bankasi AS(a)	8,811,389	2,285,110

Total Turkey		66,906,203

TOTAL COMMON STOCKS (Cost: $2,356,085,561)		2,245,862,139

WARRANTS - 0.0%

Malaysia - 0.0%
Yinson Holdings BHD, expiring 6/21/25*	845,571	65,228

Thailand - 0.0%
Noble Development PCL, expiring 1/12/24*	1,412,800	20,380
Vibhavadi Medical Center PCL, expiring 6/16/23*	1,663,658	0

Total Thailand		20,380

TOTAL WARRANTS (Cost: $0)		85,608

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(d) (Cost: $609,316)	15,522	574,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(e) (Cost: $67,673,624)	67,673,624	$67,673,624

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $2,424,368,501)		2,314,196,150
Other Assets less Liabilities - (2.0)%		(46,446,913)

NET ASSETS - 100.0%		$2,267,749,237

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,531,249, which represents 0.07% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $371,623,696 and the total market value of the collateral held by the Fund was $415,301,823. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $347,628,199.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At June 30, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India
Yes Bank Ltd.	5,997,912	10/18/19 – 1/10/20	$4,322,484	$960,760	0.0%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$12,543,585	$18,462,202	$27,758,130	$(2,336,842)	$(336,036)	$574,779	$426,650

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$360,997,903	$—	$1,531,249	*	$362,529,152
Other	1,883,332,987	—	—		1,883,332,987
Warrants
Malaysia	65,228	—	—		65,228
Thailand	20,380	0	—		20,380
Exchange-Traded Fund	574,779	—	—		574,779
Investment of Cash Collateral for Securities Loaned	—	67,673,624	—		67,673,624

Total Investments in Securities	$2,244,991,277	$67,673,624	$1,531,249		$2,314,196,150

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.8%

Austria - 0.5%
Andritz AG	146,562	$5,889,901
AT&S Austria Technologie & Systemtechnik AG	19,181	1,022,691

Total Austria		6,912,592

Belgium - 4.9%
Anheuser-Busch InBev SA/NV	766,982	41,182,566
Bekaert SA	106,793	3,467,748
Fagron	37,523	605,687
Melexis NV	39,653	2,837,610
Solvay SA	168,042	13,583,538
UCB SA	110,604	9,324,479

Total Belgium		71,001,628

Finland - 4.1%
Cargotec Oyj, Class B	59,019	1,547,471
Fiskars Oyj Abp	100,339	1,881,895
Huhtamaki Oyj	119,865	4,736,826
Kemira Oyj	280,012	3,413,331
Kone Oyj, Class B	599,763	28,441,725
Konecranes Oyj(a)	82,957	1,927,083
Metso Outotec Oyj	861,434	6,439,191
Revenio Group Oyj	6,268	278,628
Valmet Oyj	298,927	7,315,934
Wartsila Oyj Abp(a)	452,535	3,515,153

Total Finland		59,497,237

France - 26.4%
Air Liquide SA(a)	264,337	35,406,101
Arkema SA	42,502	3,773,311
BioMerieux(a)	11,642	1,134,349
Bureau Veritas SA(a)	161,447	4,126,787
Cie Generale des Etablissements Michelin SCA	326,592	8,868,789
Danone SA	418,483	23,301,410
Dassault Systemes SE	83,891	3,079,720
EssilorLuxottica SA	100,627	15,033,150
Eutelsat Communications SA	301,454	3,384,765
Faurecia SE*(a)	63,509	1,255,871
Hermes International	9,416	10,503,501
Imerys SA	43,494	1,321,381
IPSOS(a)	26,077	1,234,978
Kering SA	27,185	13,928,914
L’Oreal SA(a)	149,250	51,381,797
Lectra	3,786	138,533
Legrand SA	106,873	7,872,522
LVMH Moet Hennessy Louis Vuitton SE(a)	87,631	53,291,759
Nexans SA	9,242	714,508
Pernod Ricard SA	64,692	11,855,932
Publicis Groupe SA	238,135	11,616,390
Remy Cointreau SA(a)	9,176	1,599,161
Rubis SCA	118,972	2,771,170
Safran SA	29,252	2,881,083
Sanofi	680,380	68,526,950
Sartorius Stedim Biotech(a)	3,353	1,049,164
Schneider Electric SE	273,988	32,339,158
SEB SA(a)	17,003	1,627,373
Societe BIC SA	44,205	2,412,377
Teleperformance	10,325	3,165,959
Valeo(a)	52,018	1,001,992
Vicat SA	34,034	935,776

Total France		381,534,631

Germany - 24.6%
adidas AG	36,391	6,420,469
AIXTRON SE	12,455	314,850
BASF SE	808,279	35,089,256
Bayer AG, Registered Shares	682,376	40,463,476
Bayerische Motoren Werke AG	219,190	16,833,518
Beiersdorf AG	29,993	3,056,600
Brenntag SE	64,501	4,187,562
Covestro AG(b)	77,001	2,654,913
Deutsche Telekom AG, Registered Shares	3,094,959	61,302,142
Duerr AG	7,428	170,533
Eckert & Ziegler Strahlen - und Medizintechnik AG	926	35,258
Evonik Industries AG	320,979	6,832,153
Fresenius SE & Co. KGaA	209,698	6,335,711
GEA Group AG	93,304	3,208,244
Hannover Rueck SE	87,493	12,668,532
Hapag-Lloyd AG(a)(b)	85,392	22,050,445
HeidelbergCement AG	114,736	5,498,542
Henkel AG & Co. KGaA	111,808	6,826,356
Hochtief AG	67,939	3,299,196
Infineon Technologies AG	126,132	3,044,755
Knorr-Bremse AG	45,035	2,562,193
LANXESS AG	24,479	874,720
Mercedes-Benz Group AG, Registered Shares	441,740	25,501,537
Merck KGaA	22,603	3,804,479
NORMA Group SE	7,859	175,005
Puma SE	3,917	257,331
SAP SE	305,441	27,758,771
Siemens AG, Registered Shares	356,604	36,196,279
Siemens Healthineers AG(b)	255,867	12,970,887
Software AG	24,529	810,858
Symrise AG	19,292	2,094,532
Wacker Chemie AG	17,743	2,552,400

Total Germany		355,851,503

Ireland - 2.7%
CRH PLC(a)	835,118	28,811,442
Glanbia PLC(a)	388,226	4,192,646
Kerry Group PLC, Class A	60,178	5,746,481

Total Ireland		38,750,569

Italy - 2.5%
Carel Industries SpA(a)(b)	20,869	413,660
Danieli & C. Officine Meccaniche SpA(a)	10,212	208,185
Datalogic SpA(a)	26,438	195,827
Davide Campari-Milano NV(a)	348,965	3,661,023
DiaSorin SpA(a)	12,894	1,687,700
El.En. SpA	32,178	415,460
Ferrari NV(a)	56,274	10,307,304
GVS SpA(a)(b)	81,639	664,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2022

Investments	Shares	Value
Moncler SpA(a)	136,369	$5,835,265
Piaggio & C. SpA(a)	833,261	1,946,110
Pirelli & C. SpA(a)(b)	681,233	2,760,468
Prysmian SpA	184,140	5,045,665
Reply SpA(a)	8,208	992,828
Webuild SpA(a)	1,090,086	1,685,513

Total Italy		35,819,027

Netherlands - 17.7%
Aegon NV	2,822,857	12,182,370
Akzo Nobel NV	168,599	11,037,514
AMG Advanced Metallurgical Group NV	11,681	300,413
Arcadis NV	79,635	2,672,466
ASM International NV	18,760	4,679,576
ASML Holding NV	112,080	53,413,779
BE Semiconductor Industries NV	125,246	6,006,145
Corbion NV	36,445	1,099,607
EXOR NV(a)	58,592	3,643,447
Heineken Holding NV	159,896	11,609,488
Heineken NV	268,395	24,411,637
IMCD NV(a)	20,313	2,780,884
Koninklijke Ahold Delhaize NV	1,369,548	35,594,394
Koninklijke DSM NV	99,674	14,286,392
Koninklijke Philips NV	846,541	18,191,508
Koninklijke Vopak NV	192,460	4,845,071
SBM Offshore NV	449,554	6,079,271
Signify NV(b)	272,845	9,022,324
STMicroelectronics NV(a)	217,012	6,802,852
Wolters Kluwer NV	273,973	26,511,502

Total Netherlands		255,170,640

Spain - 8.9%
Acerinox SA(a)	753,230	7,273,020
Applus Services SA	122,939	848,275
Banco Bilbao Vizcaya Argentaria SA	10,933,724	49,500,475
Banco Santander SA	11,198,805	31,470,538
Cie Automotive SA(a)	120,826	2,991,199
Fluidra SA(a)	218,994	4,427,840
Grifols SA*(a)	341,328	6,435,633
Mapfre SA(a)	9,580,777	16,847,286
Prosegur Cash SA(b)	2,343,306	1,523,781
Prosegur Cia de Seguridad SA	1,202,190	2,116,501
Viscofan SA	94,957	5,211,821

Total Spain		128,646,369

United Kingdom - 6.5%
CNH Industrial NV(a)	657,251	7,572,095
Linde PLC(a)	300,577	86,085,553

Total United Kingdom		93,657,648

TOTAL COMMON STOCKS (Cost: $1,611,821,618)		1,426,841,844

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $51,382,240)	51,382,240	51,382,240

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $1,663,203,858)		1,478,224,084
Other Assets less Liabilities - (2.4)%		(34,901,952)

NET ASSETS - 100.0%		$1,443,322,132

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $66,818,542 and the total market value of the collateral held by the Fund was $70,824,782. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,442,542.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2022	382,369,948	EUR	399,754,398	USD	$19,339	$—
Bank of America NA	7/6/2022	433,251,311	USD	403,760,634	EUR	11,113,278	—
Bank of America NA	8/3/2022	365,258,752	USD	348,736,323	EUR	—	(25,637)
Barclays Bank PLC	7/6/2022	382,347,640	EUR	399,754,399	USD	—	(3,985)
Barclays Bank PLC	8/3/2022	365,258,751	USD	348,717,011	EUR	—	(5,411)
Citibank NA	7/6/2022	35,548,197	EUR	37,503,419	USD	—	(337,225)
Goldman Sachs	7/6/2022	17,399,507	EUR	18,554,660	USD	—	(363,205)
Goldman Sachs	7/6/2022	7,120,093	EUR	7,421,864	USD	22,304	—
Goldman Sachs	7/6/2022	433,251,311	USD	403,749,346	EUR	11,125,080	—
JP Morgan Chase Bank NA	7/6/2022	41,497,006	EUR	44,531,184	USD	—	(1,145,418)
JP Morgan Chase Bank NA	7/6/2022	24,725,112	EUR	25,976,524	USD	—	(126,034)
JP Morgan Chase Bank NA	7/6/2022	382,348,005	EUR	399,754,398	USD	—	(3,603)
JP Morgan Chase Bank NA	7/6/2022	433,251,311	USD	403,744,079	EUR	11,130,587	—
JP Morgan Chase Bank NA	8/3/2022	365,258,752	USD	348,717,345	EUR	—	(5,759)
Standard Chartered Bank	7/5/2022	1,000,000	USD	954,526	EUR	2,091	—
UBS AG	7/6/2022	382,346,177	EUR	399,754,398	USD	—	(5,514)
UBS AG	7/6/2022	433,251,311	USD	403,740,316	EUR	11,134,521	—
UBS AG	8/3/2022	365,258,752	USD	348,715,014	EUR	—	(3,318)

						$44,547,200	$(2,025,109)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,426,841,844	$—	$—	$1,426,841,844
Investment of Cash Collateral for Securities Loaned	—	51,382,240	—	51,382,240

Total Investments in Securities	$1,426,841,844	$51,382,240	$—	$1,478,224,084

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$44,547,200	$—	$44,547,200
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,025,109)	$—	$(2,025,109)

Total - Net	$1,426,841,844	$93,904,331	$—	$1,520,746,175

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.8%

Austria - 6.8%
Andritz AG	9,842	$395,521
AT&S Austria Technologie & Systemtechnik AG	1,345	71,713
BAWAG Group AG(a)	23,352	980,440
CA Immobilien Anlagen AG	12,955	409,700
EVN AG	10,507	221,888
Kontron AG(b)	2,724	40,040
Oesterreichische Post AG(b)	12,374	351,870
POLYTEC Holding AG(b)	3,346	20,988
S IMMO AG	5,437	129,314
Semperit AG Holding	4,854	93,677
Telekom Austria AG*	16,045	106,517
UNIQA Insurance Group AG	20,859	146,979
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,171	186,224
Voestalpine AG	12,501	265,043
Wienerberger AG	9,931	212,631
Zumtobel Group AG	4,087	29,909

Total Austria		3,662,454

Belgium - 10.0%
Ackermans & van Haaren NV	1,581	235,532
Aedifica SA†	3,453	338,251
Befimmo SA	5,426	267,747
Bekaert SA	7,066	229,445
Cofinimmo SA	5,561	602,304
D’ieteren Group	1,514	220,960
Deceuninck NV	8,439	19,498
Econocom Group SA/NV	23,292	81,331
Elia Group SA/NV	3,509	495,979
Etablissements Franz Colruyt NV	13,981	379,296
Fagron	2,687	43,373
Intervest Offices & Warehouses NV	5,552	145,108
Ion Beam Applications	1,484	24,141
Melexis NV	2,712	194,074
Proximus SADP	70,728	1,040,002
Recticel SA	2,555	38,037
Telenet Group Holding NV	16,826	348,473
TINC Comm VA	4,107	56,505
Warehouses De Pauw CVA	16,836	528,036
Xior Student Housing NV	2,380	103,383

Total Belgium		5,391,475

Denmark - 0.1%
Cementir Holding NV	10,689	69,172

Finland - 8.5%
Aktia Bank Oyj	13,825	132,103
Anora Group Oyj	15,098	122,170
Cargotec Oyj, Class B	3,934	103,149
Caverion Oyj	5,737	26,480
Huhtamaki Oyj	8,018	316,855
Kamux Corp.	2,250	18,277
Kemira Oyj	19,301	235,278
Kojamo Oyj	14,068	242,084
Konecranes Oyj	5,614	130,413
Lassila & Tikanoja Oyj(b)	5,163	57,971
Metsa Board Oyj, Class B	29,718	246,996
Metso Outotec Oyj	57,739	431,597
Musti Group Oyj	1,279	22,785
Nokian Renkaat Oyj	23,616	257,510
Oma Saastopankki Oyj	2,142	46,131
Orion Oyj, Class B	12,725	566,723
Raisio Oyj, Class V	15,762	31,968
Revenio Group Oyj	443	19,692
Rovio Entertainment Oyj(a)	4,754	32,778
Sanoma Oyj	6,910	96,080
Suominen Oyj(b)	4,907	15,339
Taaleri Oyj	3,647	37,098
Talenom Oyj	1,292	13,102
Terveystalo Oyj(a)	6,763	72,259
TietoEVRY Oyj	17,414	428,921
Tokmanni Group Corp.	10,167	119,365
Uponor Oyj	7,733	106,472
Valmet Oyj	20,079	491,413
Verkkokauppa.com Oyj(b)	6,638	28,175
WithSecure Oyj*	3,680	19,236
YIT Oyj	20,029	66,587

Total Finland		4,535,007

France - 15.6%
ABC Arbitrage	4,853	35,616
AKWEL	1,657	27,752
Albioma SA	2,240	116,809
Alten SA	774	83,993
Bigben Interactive(b)	1,003	16,819
Chargeurs SA	4,249	65,610
Cie Plastic Omnium SA	9,247	159,800
Coface SA	19,513	203,285
Covivio	13,865	767,519
Eutelsat Communications SA	52,524	589,746
Faurecia SE*	10,626	210,126
Fnac Darty SA	1,397	59,062
Groupe SFPI	6,904	17,900
ICADE	12,095	588,485
Imerys SA	7,706	234,114
IPSOS	4,517	213,920
Kaufman & Broad SA(b)	3,509	95,381
Klepierre SA	41,591	798,317
Korian SA	3,329	49,734
Lectra	790	28,907
Maisons du Monde SA(a)	2,012	19,983
Mersen SA	1,345	40,004
Nexans SA	1,630	126,017
Nexity SA	13,026	347,260
Quadient SA	2,456	41,801
Rexel SA	36,249	556,131
Rothschild & Co.	6,395	215,612
Rubis SCA	19,903	463,593
Societe BIC SA	7,342	400,671
Sopra Steria Group SACA	741	110,469
SPIE SA	13,116	283,841
Television Francaise 1	33,422	236,027
Trigano SA	1,950	190,408
Valeo	8,888	171,204
Verallia SA(a)	10,886	259,254
Vicat SA	5,085	139,814
Wendel SE	4,991	416,123

Total France		8,381,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2022

Investments	Shares	Value
Germany - 14.4%
1&1 AG	1,038	$19,533
7C Solarparken AG	9,566	46,604
Aareal Bank AG*	2,582	77,147
AIXTRON SE	1,875	47,398
alstria office REIT AG	17,124	199,790
AURELIUS Equity Opportunities SE & Co. KGaA	3,561	75,574
Aurubis AG	2,400	162,488
Bechtle AG	2,610	106,444
Bilfinger SE	8,228	239,823
CANCOM SE	1,461	49,030
CompuGroup Medical SE & Co. KGaA	1,074	45,631
CropEnergies AG	8,143	108,116
Dermapharm Holding SE	2,390	118,685
Deutsche Pfandbriefbank AG(a)	10,047	90,121
DIC Asset AG	11,057	121,838
Duerr AG	1,637	37,582
Eckert & Ziegler Strahlen - und Medizintechnik AG	361	13,745
Encavis AG	7,061	128,999
Fielmann AG	5,317	264,036
Freenet AG	38,386	949,892
GEA Group AG	16,700	574,227
Gerresheimer AG	1,468	95,153
GFT Technologies SE	599	23,703
GRENKE AG	1,112	27,157
Hamborner REIT AG	17,692	157,957
Hamburger Hafen und Logistik AG	5,140	72,544
Hensoldt AG	2,898	73,016
Hochtief AG	11,869	576,372
Hornbach Holding AG & Co. KGaA	893	73,193
Instone Real Estate Group SE(a)	2,278	26,959
Jenoptik AG	1,331	29,611
JOST Werke AG(a)	824	30,668
LANXESS AG	4,357	155,691
METRO AG*	55,765	469,311
MLP SE	7,526	45,005
Mutares SE & Co. KGaA	3,622	62,404
NORMA Group SE	1,773	39,481
PATRIZIA AG	3,650	43,043
ProSiebenSat.1 Media SE	35,499	326,960
Rheinmetall AG	3,124	719,497
Scout24 SE(a)	3,675	188,221
Software AG	4,539	150,046
Stroeer SE & Co. KGaA	4,704	210,973
Suedzucker AG	9,079	145,981
TAG Immobilien AG	13,636	155,245
Varta AG(b)	2,311	191,205
VERBIO Vereinigte BioEnergie AG	862	43,257
Wacker Neuson SE	4,623	79,698
Wuestenrot & Wuerttembergische AG	3,126	55,165

Total Germany		7,744,219

Ireland - 0.7%
Glanbia PLC	25,902	279,729
Origin Enterprises PLC	12,150	52,206
Uniphar PLC	5,891	17,829

Total Ireland		349,764

Italy - 16.6%
A2A SpA	589,846	747,385
ACEA SpA	18,325	270,318
Alerion Cleanpower SpA	2,076	67,498
Anima Holding SpA(a)	78,927	288,635
Ascopiave SpA	15,286	46,104
Avio SpA	1,769	20,343
Azimut Holding SpA	25,708	445,746
Banca IFIS SpA	4,735	66,877
Banca Popolare di Sondrio SpA	30,960	106,358
Banco BPM SpA	91,184	258,912
BFF Bank SpA(a)	63,401	425,203
BPER Banca	83,168	136,291
Brembo SpA(b)	19,454	188,535
Buzzi Unicem SpA	7,174	117,076
Cairo Communication SpA	12,442	22,425
Carel Industries SpA(a)	1,401	27,770
Credito Emiliano SpA	30,871	169,439
Danieli & C. Officine Meccaniche SpA	752	15,331
Danieli & C. Officine Meccaniche SpA, RSP	1,483	20,806
Datalogic SpA	1,793	13,281
De’ Longhi SpA	7,283	135,073
doValue SpA(a)	6,927	40,772
El.En. SpA	2,117	27,333
Emak SpA	14,846	18,470
ERG SpA	11,030	341,788
Esprinet SpA(b)	6,761	48,312
Fila SpA	1,509	13,110
Gruppo MutuiOnline SpA	1,496	37,724
GVS SpA(a)(b)	5,533	45,003
Hera SpA	204,847	591,074
Interpump Group SpA	2,054	78,121
Iren SpA	202,903	442,068
Italgas SpA	178,613	1,037,290
Maire Tecnimont SpA(b)	31,093	89,067
MARR SpA	3,198	43,998
Piaggio & C. SpA	56,099	131,021
Pirelli & C. SpA(a)	45,150	182,955
Prysmian SpA	12,334	337,967
RAI Way SpA(a)	36,026	192,083
Reply SpA	561	67,858
SAES Getters SpA	553	12,256
Salcef Group SpA	5,291	91,823
Sanlorenzo SpA	1,224	41,076
Sesa SpA	345	43,787
SOL SpA	4,499	77,513
Technogym SpA(a)	13,074	85,016
Telecom Italia SpA*	1,352,693	353,119
Tinexta SpA	842	19,595
Unieuro SpA(a)(b)	7,009	108,594
Unipol Gruppo SpA	120,410	545,827
Webuild SpA(b)	75,208	116,288
Zignago Vetro SpA	4,687	56,938

Total Italy		8,907,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2022

Investments	Shares	Value
Netherlands - 8.5%
Aalberts NV	6,253	$243,118
AMG Advanced Metallurgical Group NV	681	17,514
Arcadis NV	5,274	176,990
ASR Nederland NV	21,242	856,541
BE Semiconductor Industries NV	8,401	402,868
Boskalis Westminster	7,574	253,384
Brunel International NV	5,811	63,060
Corbion NV	2,458	74,162
Eurocommercial Properties NV	3,756	80,655
Heijmans NV, CVA	6,149	68,399
Koninklijke Vopak NV	12,828	322,938
Ordina NV	27,712	137,904
PostNL NV(b)	224,171	678,471
SBM Offshore NV	30,157	407,810
Signify NV(a)	18,319	605,765
TKH Group NV, CVA	2,649	99,920
Van Lanschot Kempen NV	1,081	25,145
Wereldhave NV	4,336	65,049

Total Netherlands		4,579,693

Portugal - 2.6%
Altri SGPS SA	27,295	181,771
Corticeira Amorim SGPS SA	5,838	64,451
CTT - Correios de Portugal SA	7,946	25,918
Greenvolt-Energias Renovaveis SA*	1,439	11,060
Navigator Co. SA	92,768	372,032
REN - Redes Energeticas Nacionais SGPS SA	113,925	342,421
Sonae SGPS SA	312,086	382,063

Total Portugal		1,379,716

Spain - 15.0%
Acciona SA(b)	5,923	1,086,731
Acerinox SA(b)	50,556	488,157
Aedas Homes SA(a)	7,684	171,108
Almirall SA	7,617	84,251
Applus Services SA	8,160	56,304
Audax Renovables SA(b)	21,104	25,064
Bankinter SA	104,840	652,369
Cia de Distribucion Integral Logista Holdings SA	38,914	759,138
Cie Automotive SA(b)	7,900	195,574
Ebro Foods SA(b)	14,234	239,583
Enagas SA(b)	67,954	1,496,866
Faes Farma SA	50,983	206,805
Grupo Catalana Occidente SA	3,492	108,609
Grupo Empresarial San Jose SA	4,664	19,406
Inmobiliaria Colonial Socimi SA	42,705	272,563
Laboratorios Farmaceuticos Rovi SA	1,609	98,236
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	132,632	174,434
Mapfre SA	529,705	931,458
Neinor Homes SA(a)(b)	10,855	135,726
Pharma Mar SA*	476	33,491
Prosegur Cash SA(a)(b)	106,296	69,121
Prosegur Cia de Seguridad SA	69,753	122,803
Sacyr SA	73,882	177,188
Unicaja Banco SA(a)	82,391	80,408
Viscofan SA	6,328	347,319

Total Spain		8,032,712

TOTAL COMMON STOCKS (Cost: $64,994,606)		53,032,571

RIGHTS - 0.0%

Portugal - 0.0%
Greenvolt-Energias Renovaveis SA, expiring 7/4/22*† (Cost: $0)	1,439	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

United States - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $3,254,050)	3,254,050	3,254,050

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $68,248,656)		56,286,621
Other Assets less Liabilities - (4.9)%		(2,630,120)

NET ASSETS - 100.0%		$53,656,501

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $338,251, which represents 0.63% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,705,389 and the total market value of the collateral held by the Fund was $4,998,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,744,377.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2022	14,282,117	EUR	14,931,453	USD	$722	$—
Bank of America NA	7/6/2022	15,855,516	USD	14,776,258	EUR	406,708	—
Bank of America NA	8/3/2022	13,642,301	USD	13,025,193	EUR	—	(957)
Barclays Bank PLC	7/6/2022	14,281,283	EUR	14,931,453	USD	—	(149)
Barclays Bank PLC	8/3/2022	13,642,302	USD	13,024,473	EUR	—	(202)
Citibank NA	7/6/2022	1,833,670	EUR	1,934,526	USD	—	(17,395)
Goldman Sachs	7/6/2022	15,855,514	USD	14,775,843	EUR	407,140	—
JP Morgan Chase Bank NA	7/6/2022	1,690,240	EUR	1,761,724	USD	5,449	—
JP Morgan Chase Bank NA	7/6/2022	14,281,297	EUR	14,931,453	USD	—	(134)
JP Morgan Chase Bank NA	7/6/2022	15,855,516	USD	14,775,652	EUR	407,341	—
JP Morgan Chase Bank NA	8/3/2022	13,642,301	USD	13,024,485	EUR	—	(215)
UBS AG	7/6/2022	14,281,229	EUR	14,931,453	USD	—	(206)
UBS AG	7/6/2022	15,855,516	USD	14,775,515	EUR	407,485	—
UBS AG	8/3/2022	13,642,301	USD	13,024,398	EUR	—	(124)

						$1,634,845	$(19,382)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Belgium	$5,053,224	$—	$338,251	*	$5,391,475
Other	47,641,096	—	—		47,641,096
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	3,254,050	—		3,254,050

Total Investments in Securities	$52,694,320	$3,254,050	$338,251		$56,286,621

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,634,845	$—		$1,634,845
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(19,382)	$—		$(19,382)

Total - Net	$52,694,320	$4,869,513	$338,251		$57,902,084

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 5.1%
Rio Tinto Ltd.	54,840	$3,274,411

Austria - 1.1%
Andritz AG	1,568	63,013
Kontron AG	846	12,435
OMV AG	10,311	482,497
Telekom Austria AG*	18,117	120,272
Wienerberger AG	2,103	45,027

Total Austria		723,244

Belgium - 0.1%
Melexis NV	900	64,405

Denmark - 7.0%
AP Moller - Maersk A/S, Class B	99	230,404
Carlsberg A/S, Class B	2,153	273,614
Coloplast A/S, Class B	3,184	361,847
DSV A/S	477	66,467
H Lundbeck A/S	11,720	56,793
H Lundbeck A/S, Class A*	2,930	14,029
Novo Nordisk A/S, Class B	22,676	2,509,443
Novozymes A/S, Class B	2,407	144,149
Orsted A/S(a)	5,011	522,632
Royal Unibrew A/S	872	77,033
Scandinavian Tobacco Group A/S, Class A(a)	4,392	85,700
SimCorp A/S	414	29,985
Vestas Wind Systems A/S	4,338	91,415

Total Denmark		4,463,511

Finland - 3.9%
Elisa Oyj	5,769	323,393
Kesko Oyj, Class A	3,719	80,288
Kesko Oyj, Class B	6,253	147,152
Kone Oyj, Class B	8,674	411,335
Metso Outotec Oyj	12,904	96,457
Neste Oyj	11,347	501,081
Nokian Renkaat Oyj	4,637	50,562
Orion Oyj, Class B	4,108	182,955
Tokmanni Group Corp.	2,899	34,035
UPM-Kymmene Oyj	20,824	631,561
Valmet Oyj	2,758	67,499

Total Finland		2,526,318

France - 16.7%
Arkema SA	1,492	132,459
BioMerieux	690	67,231
Bureau Veritas SA(b)	4,290	109,658
Capgemini SE	1,670	285,367
Cie de Saint-Gobain	7,639	326,995
Cie Generale des Etablissements Michelin SCA	11,232	305,011
Eiffage SA	2,150	193,034
Hermes International	337	375,922
IPSOS	1,173	55,552
Kering SA	1,449	742,431
L’Oreal SA	5,324	1,832,876
La Francaise des Jeux SAEM(a)	3,796	131,041
Legrand SA	2,703	199,109
LVMH Moet Hennessy Louis Vuitton SE	4,941	3,004,811
Remy Cointreau SA	534	93,064
Safran SA	1,175	115,728
Sartorius Stedim Biotech	157	49,126
Schneider Electric SE	6,645	784,318
SEB SA	931	89,107
Sopra Steria Group SACA	301	44,873
Teleperformance	289	88,616
Television Francaise 1	11,374	80,323
Thales SA	3,338	408,471
Trigano SA	659	64,348
Verallia SA(a)	3,444	82,020
Vinci SA	11,412	1,013,630

Total France		10,675,121

Germany - 7.5%
adidas AG	2,000	352,860
Aurubis AG	756	51,184
Bechtle AG	1,029	41,966
Brenntag SE	1,821	118,224
Carl Zeiss Meditec AG, Bearer Shares	352	41,915
Covestro AG(a)	4,049	139,605
Dermapharm Holding SE	489	24,283
Deutsche Post AG, Registered Shares	19,612	732,790
Fielmann AG	2,017	100,162
Hapag-Lloyd AG(a)	2,163	558,543
Infineon Technologies AG	6,978	168,445
Instone Real Estate Group SE(a)	984	11,645
Knorr-Bremse AG	1,710	97,288
ProSiebenSat.1 Media SE	8,247	75,958
Siemens AG, Registered Shares	13,572	1,377,595
Siemens Healthineers AG(a)	14,259	722,844
Symrise AG	1,155	125,398
Varta AG	574	47,491
VERBIO Vereinigte BioEnergie AG	283	14,202

Total Germany		4,802,398

Ireland - 1.0%
CRH PLC(b)	17,582	606,576
Kingspan Group PLC	586	35,165

Total Ireland		641,741

Italy - 1.7%
Amplifon SpA	1,178	36,023
Anima Holding SpA(a)	18,052	66,016
BFF Bank SpA(a)	21,237	142,427
Buzzi Unicem SpA(b)	2,981	48,648
Davide Campari-Milano NV	5,287	55,466
De’ Longhi SpA(b)	2,353	43,639
DiaSorin SpA	358	46,859
Ferrari NV	789	144,516
GVS SpA(a)(b)	2,360	19,195
Moncler SpA	1,992	85,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2022

Investments	Shares	Value
Pirelli & C. SpA(a)	14,168	$57,411
RAI Way SpA(a)	13,324	71,041
Recordati Industria Chimica e Farmaceutica SpA	3,933	170,679
Technogym SpA(a)(b)	4,848	31,525
Telecom Italia SpA*(b)	422,817	110,376

Total Italy		1,129,059

Netherlands - 5.0%
ASM International NV	303	75,582
ASML Holding NV	1,561	743,923
BE Semiconductor Industries NV	1,753	84,065
Euronext NV(a)	1,567	127,617
EXOR NV	1,255	78,040
Heineken NV	5,652	514,073
IMCD NV	229	31,350
Koninklijke KPN NV	193,030	686,333
Randstad NV(b)	6,176	298,299
RHI Magnesita NV	1,983	47,948
Signify NV(a)	2,777	91,829
STMicroelectronics NV	4,579	143,542
Wolters Kluwer NV	2,684	259,722

Total Netherlands		3,182,323

Norway - 2.1%
AF Gruppen ASA	4,373	69,757
Aker BP ASA(b)	9,615	332,933
Atea ASA	4,107	42,568
Kongsberg Gruppen ASA	3,769	134,665
Mowi ASA	3,870	87,782
Norsk Hydro ASA	35,357	197,403
Yara International ASA	10,957	456,479

Total Norway		1,321,587

Portugal - 0.4%
Altri SGPS SA	10,826	72,096
Greenvolt-Energias Renovaveis SA*	555	4,265
Jeronimo Martins SGPS SA	8,704	188,725

Total Portugal		265,086

Spain - 4.2%
Acerinox SA(b)	10,818	104,456
Banco Bilbao Vizcaya Argentaria SA	151,219	684,617
Cie Automotive SA	2,805	69,441
Faes Farma SA	22,272	90,343
Fluidra SA(b)	2,400	48,526
Grifols SA*(b)	7,241	136,527
Industria de Diseno Textil SA	66,009	1,489,906
Viscofan SA	1,276	70,035

Total Spain		2,693,851

Sweden - 4.8%
AAK AB	3,869	63,015
Alfa Laval AB	4,296	103,382
Assa Abloy AB, Class B	10,726	227,449
Atlas Copco AB, Class A(b)	28,509	265,883
Atlas Copco AB, Class B	15,572	129,987
Axfood AB(b)	7,310	209,939
Bilia AB, Class A	4,353	62,572
Catena AB	843	30,537
Dustin Group AB(a)(b)	3,130	17,899
Elekta AB, Class B	8,572	59,107
Epiroc AB, Class A	7,144	110,115
Epiroc AB, Class B	2,225	30,007
EQT AB	4,967	101,498
Evolution AB(a)	919	83,413
Hexagon AB, Class B	16,408	170,126
Hexpol AB	8,062	68,485
Husqvarna AB, Class B	10,127	74,356
Indutrade AB	2,486	45,257
JM AB	2,652	43,814
Mycronic AB	1,843	25,881
Nibe Industrier AB, Class B	3,641	27,288
Nordnet AB publ	2,313	30,178
Paradox Interactive AB	974	16,961
Samhallsbyggnadsbolaget i Norden AB(b)	18,672	31,040
Sandvik AB	16,810	272,063
SKF AB, Class B(b)	8,884	130,476
Thule Group AB(a)(b)	1,671	40,978
Volvo AB, Class A	9,606	154,297
Volvo AB, Class B	29,402	454,426

Total Sweden		3,080,429

Switzerland - 18.1%
Adecco Group AG, Registered Shares	5,793	196,297
Coca-Cola HBC AG	7,375	163,189
EMS-Chemie Holding AG, Registered Shares	398	295,377
Geberit AG, Registered Shares	373	178,756
Kuehne + Nagel International AG, Registered Shares	1,206	284,698
Logitech International SA, Registered Shares	1,898	98,870
Nestle SA, Registered Shares	40,556	4,720,907
Partners Group Holding AG	439	394,451
Roche Holding AG	10,832	3,604,255
Roche Holding AG, Bearer Shares	2,279	876,987
Schindler Holding AG, Participation Certificate	470	85,473
Schindler Holding AG, Registered Shares	777	139,273
SFS Group AG	440	44,352
Sonova Holding AG, Registered Shares	506	160,677
Straumann Holding AG, Registered Shares	520	62,274
Temenos AG, Registered Shares	564	48,085
VAT Group AG(a)	233	55,393
Vifor Pharma AG*	938	162,155

Total Switzerland		11,571,469

United Kingdom - 20.8%
abrdn PLC(b)	80,087	155,473
Alpha FX Group PLC	658	12,466
Anglo American PLC	54,607	1,947,744
Antofagasta PLC	23,267	326,364
Ashmore Group PLC(b)	27,022	72,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2022

Investments	Shares	Value
Ashtead Group PLC	1,537	$64,193
Avast PLC(a)	14,010	87,965
Bellway PLC	2,291	59,708
Britvic PLC	7,246	71,367
Burberry Group PLC	6,191	123,381
Computacenter PLC	2,010	57,413
Croda International PLC	947	74,433
Diageo PLC	29,509	1,265,233
Dunelm Group PLC	3,696	36,829
Ferrexpo PLC	44,965	71,154
Fresnillo PLC	12,821	119,394
Games Workshop Group PLC	425	34,478
GSK PLC	177,327	3,802,304
Halma PLC	1,776	43,331
Hargreaves Lansdown PLC	9,222	88,231
Hikma Pharmaceuticals PLC	2,686	52,763
Howden Joinery Group PLC	4,727	34,594
Impax Asset Management Group PLC	795	5,851
Intertek Group PLC	1,612	82,341
Mondi PLC	9,255	163,538
RELX PLC	18,246	493,256
Rentokil Initial PLC	11,780	67,897
Rightmove PLC	7,873	54,347
Rotork PLC	12,431	36,323
RS Group PLC	4,072	42,974
Savills PLC	2,966	36,453
Softcat PLC	2,508	40,114
Spirax-Sarco Engineering PLC	362	43,427
Synthomer PLC	7,670	20,958
Taylor Wimpey PLC	133,292	188,829
Tesco PLC	175,887	545,763
TI Fluid Systems PLC(a)(b)	11,558	21,223
Unilever PLC	60,329	2,726,249
Victrex PLC	1,937	41,849
Vistry Group PLC	5,131	52,094
Vivo Energy PLC(a)	32,190	57,076

Total United Kingdom		13,322,168

TOTAL COMMON STOCKS (Cost: $72,470,350)		63,737,121

RIGHTS - 0.0%

Portugal - 0.0%
Greenvolt-Energias Renovaveis SA, expiring 7/4/22*† (Cost: $0)	555	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $1,693,834)	1,693,834	1,693,834

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $74,164,184)		65,430,955
Other Assets less Liabilities - (2.2)%		(1,394,988)

NET ASSETS - 100.0%		$64,035,967

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,273,134. The Fund also had securities on loan having a total market value of $5,196 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,493,729. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $799,895.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks	$63,737,121	$—	$—		$63,737,121
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	1,693,834	—		1,693,834

Total Investments in Securities	$63,737,121	$1,693,834	$0		$65,430,955

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.5%

Austria - 1.6%
AT&S Austria Technologie & Systemtechnik AG	14,674	$782,388
Kontron AG(a)	28,896	424,743
POLYTEC Holding AG(a)	48,354	303,310
S IMMO AG	52,280	1,243,427
Semperit AG Holding(a)	26,675	514,801
Zumtobel Group AG	35,431	259,289

Total Austria		3,527,958

Belgium - 2.8%
Befimmo SA(a)	43,742	2,158,459
Bekaert SA	61,520	1,997,657
Deceuninck NV(a)	92,396	213,476
Fagron	28,857	465,802
Ion Beam Applications	17,886	290,955
Recticel SA	29,998	446,587
Xior Student Housing NV	18,435	800,788

Total Belgium		6,373,724

Denmark - 5.6%
Alm Brand A/S	2,170,843	3,176,910
Cementir Holding NV	117,500	760,382
Chemometec A/S	3,893	414,291
D/S Norden A/S	72,480	2,506,566
FLSmidth & Co. A/S	15,370	376,939
Huscompagniet A/S	17,397	154,078
Matas A/S	21,033	218,954
Per Aarsleff Holding A/S	14,790	440,788
Scandinavian Tobacco Group A/S, Class A(b)	111,024	2,166,368
Spar Nord Bank A/S	102,494	1,082,092
Sydbank A/S	50,795	1,550,981

Total Denmark		12,848,349

Finland - 4.2%
Aktia Bank Oyj	80,185	766,201
Caverion Oyj	70,089	323,507
Kamux Corp.	26,439	214,768
Kemira Oyj	170,058	2,072,998
Lassila & Tikanoja Oyj(a)	33,752	378,972
Musti Group Oyj	12,053	214,718
Oma Saastopankki Oyj	24,854	535,262
Revenio Group Oyj	6,107	271,472
Rovio Entertainment Oyj(b)	56,994	392,959
Suominen Oyj(a)	60,832	190,154
Talenom Oyj(a)	20,092	203,750
Terveystalo Oyj(a)(b)	77,101	823,785
Tokmanni Group Corp.	110,151	1,293,217
Uponor Oyj	62,179	856,116
Verkkokauppa.com Oyj(a)	61,093	259,311
YIT Oyj(a)	220,725	733,807

Total Finland		9,530,997

France - 5.0%
AKWEL(a)	17,819	298,435
Albioma SA	24,736	1,289,909
Chargeurs SA(a)	47,750	737,322
Coface SA	211,876	2,207,305
Fnac Darty SA	15,153	640,638
Groupe SFPI	92,015	238,569
IPSOS(a)	49,246	2,332,235
Kaufman & Broad SA(a)	22,289	605,853
Lectra	9,123	333,817
Maisons du Monde SA(a)(b)	21,576	214,288
Mersen SA	14,752	438,770
Quadient SA	29,534	502,666
Television Francaise 1(a)	206,932	1,461,357

Total France		11,301,164

Germany - 7.4%
Aareal Bank AG*	27,888	833,264
AURELIUS Equity Opportunities SE & Co. KGaA	39,303	834,113
Bilfinger SE	89,494	2,608,494
CANCOM SE	15,432	517,882
CropEnergies AG	89,939	1,194,139
Deutsche Pfandbriefbank AG(b)	108,876	976,613
DIC Asset AG	56,747	625,298
Eckert & Ziegler Strahlen - und Medizintechnik AG	3,492	132,959
Encavis AG	76,787	1,402,840
GFT Technologies SE	7,560	299,151
GRENKE AG	12,635	308,568
Hamborner REIT AG	104,514	933,116
Hamburger Hafen und Logistik AG	57,409	810,246
Hensoldt AG	32,895	828,801
Hornbach Holding AG & Co. KGaA	9,447	774,307
Instone Real Estate Group SE(b)	25,429	300,939
Jenoptik AG	14,753	328,213
JOST Werke AG(b)	9,738	362,429
MLP SE	42,817	256,045
Mutares SE & Co. KGaA	28,734	495,059
NORMA Group SE	19,318	430,175
PATRIZIA AG	36,188	426,753
Wacker Neuson SE	51,118	881,247
Wuestenrot & Wuerttembergische AG	16,157	285,126

Total Germany		16,845,777

Ireland - 0.4%
Kenmare Resources PLC	72,852	382,213
Origin Enterprises PLC	97,049	417,000
Uniphar PLC(a)	64,457	195,084

Total Ireland		994,297

Italy - 10.6%
Alerion Cleanpower SpA(a)	22,774	740,462
Anima Holding SpA(b)	726,577	2,657,080
Ascopiave SpA	90,426	272,736
Avio SpA(a)	23,959	275,527
Banca IFIS SpA	52,733	744,802
Banca Popolare di Sondrio SpA(a)	340,912	1,171,152
BFF Bank SpA(b)	638,303	4,280,818
Cairo Communication SpA	130,480	235,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2022

Investments	Shares	Value
Credito Emiliano SpA(a)	279,332	$1,533,145
Danieli & C. Officine Meccaniche SpA, RSP	27,518	386,076
Datalogic SpA(a)	20,404	151,133
doValue SpA(a)(b)	81,653	480,600
El.En. SpA	23,337	301,311
Emak SpA(a)	187,422	233,169
Esprinet SpA(a)	73,744	526,949
Gruppo MutuiOnline SpA	16,785	423,255
GVS SpA(a)(b)	60,922	495,515
Maire Tecnimont SpA(a)	340,901	976,522
MARR SpA(a)	35,413	487,216
Piaggio & C. SpA	600,977	1,403,603
RAI Way SpA(b)	257,270	1,371,711
Salcef Group SpA	58,063	1,007,653
Sanlorenzo SpA	13,790	462,778
SOL SpA	44,902	773,617
Technogym SpA(a)(b)	145,149	943,860
Tinexta SpA	9,494	220,942
Unieuro SpA(a)(b)	76,354	1,182,996
Zignago Vetro SpA	23,577	286,416

Total Italy		24,026,215

Netherlands - 6.3%
AMG Advanced Metallurgical Group NV	6,939	178,458
Brunel International NV	36,658	397,804
Eurocommercial Properties NV	42,023	902,383
Heijmans NV, CVA	68,934	766,793
Ordina NV	311,136	1,548,319
PostNL NV(a)	2,428,586	7,350,303
RHI Magnesita NV	58,375	1,411,490
TKH Group NV, CVA	28,891	1,089,764
Wereldhave NV(a)	49,655	744,934

Total Netherlands		14,390,248

Norway - 5.3%
ABG Sundal Collier Holding ASA	714,972	426,244
Atea ASA	89,533	927,977
Austevoll Seafood ASA	139,161	1,624,056
Bonheur ASA	17,276	625,134
Borregaard ASA	56,540	916,795
Europris ASA(b)	249,793	1,162,022
Kid ASA(b)	50,150	422,834
Kitron ASA(a)	303,492	538,804
Komplett Bank ASA*(a)	358,922	218,338
Multiconsult ASA(b)	32,386	422,864
Selvaag Bolig ASA	59,267	213,259
SpareBank 1 Nord Norge	60,784	538,333
SpareBank 1 SMN	53,528	627,399
Sparebanken Vest	43,336	382,489
TGS ASA	218,396	3,057,179

Total Norway		12,103,727

Peru - 0.1%
Hochschild Mining PLC	264,928	310,481

Portugal - 2.7%
Altri SGPS SA	297,989	1,984,462
Corticeira Amorim SGPS SA	27,581	304,493
CTT - Correios de Portugal SA(a)	86,791	283,095
Greenvolt-Energias Renovaveis SA*	15,442	118,659
Sonae SGPS SA	2,859,542	3,500,714

Total Portugal		6,191,423

Spain - 3.9%
Aedas Homes SA(b)	79,588	1,772,272
Applus Services SA	87,481	603,616
Audax Renovables SA(a)	239,490	284,426
ContourGlobal PLC(b)	223,573	682,868
Faes Farma SA	274,708	1,114,311
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	701,256	922,275
Neinor Homes SA(a)(b)	99,980	1,250,108
Pharma Mar SA*(a)	5,535	389,436
Sacyr SA	810,249	1,943,189

Total Spain		8,962,501

Sweden - 11.5%
AcadeMedia AB(b)	102,572	456,236
Akelius Residential Property AB, Class D	291,924	565,826
Alimak Group AB(b)	30,923	233,566
Ambea AB(b)	60,174	274,815
Beijer Alma AB	36,949	607,199
Bergman & Beving AB	30,191	315,245
Bilia AB, Class A	132,952	1,911,102
BioGaia AB, Class B	23,321	235,409
Biotage AB	11,371	200,846
Bonava AB, Class B	111,591	323,424
Bufab AB	14,524	375,594
Byggmax Group AB	110,446	572,309
Catena AB	26,723	968,009
Clas Ohlson AB, Class B(a)	135,194	1,395,820
Cloetta AB, Class B	248,217	507,702
Coor Service Management Holding AB(b)	116,997	916,233
Dios Fastigheter AB	182,262	1,263,707
Dustin Group AB(a)(b)	77,316	442,133
Eolus Vind AB, Class B(a)	10,368	78,493
Fagerhult AB	61,607	273,244
Ferronordic AB*	23,720	73,146
G5 Entertainment AB(a)	4,219	78,473
GARO AB	6,780	86,144
Granges AB	38,287	285,824
HMS Networks AB	9,361	398,834
Instalco AB(a)	53,404	220,445
Inwido AB	78,948	869,034
JM AB	78,473	1,296,473
Karnov Group AB	58,882	351,083
KNOW IT AB	15,396	429,094
Lagercrantz Group AB, Class B(a)	62,842	508,076
LeoVegas AB(b)	191,501	1,130,610
Lindab International AB	49,062	710,024
Loomis AB	62,708	1,522,508
Midsona AB, Class B	63,999	142,395
MIPS AB	3,892	169,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2022

Investments	Shares	Value
Munters Group AB(b)	63,223	$364,319
Mycronic AB	44,998	631,888
NCC AB, Class B	104,127	1,045,599
Nobia AB(a)	197,337	527,649
Nordic Waterproofing Holding AB(a)	27,260	372,958
Paradox Interactive AB(a)	26,904	468,511
Platzer Fastigheter Holding AB, Class B	51,009	329,527
Pricer AB, Class B	147,979	222,386
Ratos AB, Class B(a)	147,285	625,509
Rottneros AB	259,104	302,407
Scandi Standard AB*	67,464	240,299
Troax Group AB	17,580	303,654
Vitec Software Group AB, Class B	6,251	270,478
Volati AB	28,314	350,906

Total Sweden		26,244,671

Switzerland - 3.6%
Arbonia AG	75,448	1,005,606
Comet Holding AG, Registered Shares	1,226	192,605
EFG International AG	83,039	608,903
Huber + Suhner AG, Registered Shares	16,211	1,290,310
Landis + Gyr Group AG(a)	33,065	1,728,629
Mobilezone Holding AG, Registered Shares	96,065	1,671,743
Valiant Holding AG, Registered Shares	14,833	1,299,931
Zehnder Group AG	6,370	375,939

Total Switzerland		8,173,666

United Kingdom - 27.5%
AJ Bell PLC	182,074	593,928
Alliance Pharma PLC	359,083	498,013
Anglo Asian Mining PLC	142,506	163,548
Bloomsbury Publishing PLC	78,099	358,997
Bodycote PLC	115,188	736,521
Brewin Dolphin Holdings PLC*	323,634	2,012,351
CareTech Holdings PLC*	95,899	863,002
Central Asia Metals PLC	418,711	1,126,335
Chemring Group PLC	102,845	393,435
Chesnara PLC	143,625	489,263
Clarkson PLC	23,337	853,083
CLS Holdings PLC	267,294	657,346
Coats Group PLC	776,309	587,357
Concentric AB	17,568	302,418
Craneware PLC	10,481	234,207
Currys PLC	673,639	557,127
Devro PLC	258,198	575,085
DiscoverIE Group PLC(a)	22,695	170,884
Diversified Energy Co. PLC	2,989,247	4,044,144
Dole PLC	1	8
Domino’s Pizza Group PLC(a)	352,783	1,196,197
Drax Group PLC	499,711	3,902,200
EMIS Group PLC	59,268	1,341,670
Essentra PLC	148,348	447,701
Euromoney Institutional Investor PLC	44,494	726,240
FDM Group Holdings PLC	103,037	1,062,382
Ferrexpo PLC	1,700,966	2,691,657
Forterra PLC(b)	130,094	422,630
Galliford Try Holdings PLC	130,601	269,634
Gamma Communications PLC	16,016	209,289
Gateley Holdings PLC	90,598	220,604
GB Group PLC	35,321	170,724
Genuit Group PLC	79,661	370,047
Halfords Group PLC	97,102	168,516
Harworth Group PLC	144,045	257,155
Headlam Group PLC	56,490	203,755
Helical PLC	78,765	358,232
Hill & Smith Holdings PLC	49,325	693,674
Hilton Food Group PLC	73,113	907,455
Hunting PLC	134,378	352,502
Ibstock PLC(b)	201,911	405,824
IG Design Group PLC*(a)	99,786	103,007
Impax Asset Management Group PLC	49,885	367,132
IntegraFin Holdings PLC	129,828	354,441
International Personal Finance PLC	127,535	118,487
Jadestone Energy PLC	232,724	228,932
James Fisher & Sons PLC*	23,249	82,163
James Halstead PLC(a)	104,468	257,549
Jupiter Fund Management PLC	908,491	1,634,012
Keller Group PLC	58,917	518,035
Liontrust Asset Management PLC	31,216	346,121
LSL Property Services PLC	34,572	140,653
Luceco PLC(b)	95,784	120,745
Marshalls PLC	61,111	332,489
Mattioli Woods PLC	53,674	462,809
MJ Gleeson PLC	32,018	199,865
Moneysupermarket.com Group PLC	699,413	1,478,809
Morgan Advanced Materials PLC	136,821	456,946
Morgan Sindall Group PLC	51,638	1,142,608
Mortgage Advice Bureau Holdings Ltd.	34,613	378,322
NCC Group PLC(a)	163,487	371,680
Next Fifteen Communications Group PLC(a)	31,304	342,154
Norcros PLC	77,987	219,730
Numis Corp. PLC	89,863	273,927
Oxford Instruments PLC	14,949	358,739
Pan African Resources PLC(a)	2,525,343	636,382
Paragon Banking Group PLC	242,071	1,438,753
PayPoint PLC	105,622	720,892
Polar Capital Holdings PLC	165,556	1,025,403
Premier Foods PLC	197,270	270,240
Premier Miton Group PLC	149,364	217,674
PZ Cussons PLC	294,728	704,411
Reach PLC	149,321	181,887
Record PLC	183,173	155,718
Redde Northgate PLC	357,368	1,462,599
Renew Holdings PLC	56,453	438,780
Robert Walters PLC	40,440	230,828
Sabre Insurance Group PLC(b)	490,475	1,224,076
Serco Group PLC	536,243	1,134,461
Serica Energy PLC	155,077	536,750
Smart Metering Systems PLC	91,538	910,469
Spirent Communications PLC	239,801	723,989
SThree PLC	68,297	295,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2022

Investments	Shares	Value
TBC Bank Group PLC	42,026	$645,126
Telecom Plus PLC	88,602	2,104,709
TI Fluid Systems PLC(a)(b)	363,898	668,207
TT Electronics PLC	128,427	273,568
Tyman PLC	164,062	475,200
UP Global Sourcing Holdings PLC(a)	91,880	131,669
Vesuvius PLC	290,231	1,071,512
VIDENDUM PLC	21,439	341,600
Volex PLC(a)	40,495	118,276
Watkin Jones PLC	278,398	743,821
Wincanton PLC	129,372	545,192
Workspace Group PLC	101,641	686,315
XPS Pensions Group PLC	286,219	451,877
YouGov PLC	13,978	145,990

Total United Kingdom		62,596,562

TOTAL COMMON STOCKS (Cost: $280,534,235)		224,421,760

RIGHTS - 0.0%

Portugal - 0.0%
Greenvolt-Energias Renovaveis SA, expiring 7/4/22*†(a) (Cost: $0)	15,442	0

EXCHANGE-TRADED FUND - 0.7%

United States - 0.7%
WisdomTree International MidCap Dividend Fund(c) (Cost: $1,413,598)	25,856	1,430,612

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.4%

United States - 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $16,905,660)	16,905,660	16,905,660

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $298,853,493)		242,758,032
Other Assets less Liabilities - (6.6)%		(14,941,786)

NET ASSETS - 100.0%		$227,816,246

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,428,861 and the total market value of the collateral held by the Fund was $29,772,880. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,867,220.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree International MidCap Dividend Fund	$1,141,154	$3,411,580	$2,882,933	$(265,638)	$26,449	$1,430,612	$46,152

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/5/2022	1,353,833	USD	1,300,000	EUR	$—	$(5,252)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$224,421,760	$—	$—		$224,421,760
Rights	—	—	0	*	0
Exchange-Traded Fund	1,430,612	—	—		1,430,612
Investment of Cash Collateral for Securities Loaned	—	16,905,660	—		16,905,660

Total Investments in Securities	$225,852,372	$16,905,660	$0		$242,758,032

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5,252)	$—		$(5,252)

Total - Net	$225,852,372	$16,900,408	$0		$242,752,780

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.3%

Germany - 98.3%

Aerospace & Defense - 2.0%
Hensoldt AG	663	$16,704
Rheinmetall AG	1,841	424,006

Total Aerospace & Defense		440,710

Air Freight & Logistics - 4.5%
Deutsche Post AG, Registered Shares	27,217	1,016,946

Auto Components - 0.8%
Hella GmbH & Co. KGaA	2,787	187,495

Automobiles - 10.3%
Bayerische Motoren Werke AG	9,128	701,019
Mercedes-Benz Group AG, Registered Shares	17,585	1,015,177
Volkswagen AG	3,293	598,680

Total Automobiles		2,314,876

Capital Markets - 3.3%
Deutsche Boerse AG	3,123	521,084
DWS Group GmbH & Co. KGaA(a)	8,578	223,838

Total Capital Markets		744,922

Chemicals - 8.7%
BASF SE	23,235	1,008,685
Covestro AG(a)	4,596	158,465
Evonik Industries AG	15,442	328,688
LANXESS AG	2,597	92,800
Symrise AG	1,566	170,021
Wacker Chemie AG	1,296	186,435

Total Chemicals		1,945,094

Commercial Services & Supplies - 0.7%
Bilfinger SE	5,028	146,552

Construction & Engineering - 0.8%
Hochtief AG	3,885	188,660

Construction Materials - 1.2%
HeidelbergCement AG	5,744	275,272

Diversified Financial Services - 0.0%
GRENKE AG	261	6,374

Diversified Telecommunication Services - 9.3%
Deutsche Telekom AG, Registered Shares	92,705	1,836,216
Vantage Towers AG	9,283	258,151

Total Diversified Telecommunication Services		2,094,367

Electrical Equipment - 0.5%
Varta AG(b)	1,243	102,842

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	294	6,541

Food & Staples Retailing - 0.8%
METRO AG*	20,615	173,493

Food Products - 0.1%
Suedzucker AG	2,045	32,882

Health Care Equipment & Supplies - 2.6%
Carl Zeiss Meditec AG, Bearer Shares	178	21,196
Eckert & Ziegler Strahlen - und Medizintechnik AG	101	3,845
Siemens Healthineers AG(a)	11,024	558,849

Total Health Care Equipment & Supplies		583,890

Health Care Providers & Services - 1.4%
Fresenius SE & Co. KGaA	10,210	308,480

Health Care Technology - 0.0%
CompuGroup Medical SE & Co. KGaA	256	10,877

Household Products - 1.5%
Henkel AG & Co. KGaA	5,507	336,226

Independent Power & Renewable Electricity Producers - 2.4%
Encavis AG	1,581	28,883
RWE AG	13,747	504,163

Total Independent Power & Renewable Electricity Producers		533,046

Industrial Conglomerates - 4.8%
Siemens AG, Registered Shares	10,714	1,087,500

Insurance - 14.2%
Allianz SE, Registered Shares	7,856	1,495,761
Hannover Rueck SE	3,838	555,723
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	3,779	885,759
Talanx AG	6,406	243,241

Total Insurance		3,180,484

IT Services - 0.2%
Bechtle AG	600	24,470
CANCOM SE	329	11,041

Total IT Services		35,511

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	334	21,649

Machinery - 2.1%
Duerr AG	373	8,563
GEA Group AG	5,877	202,080
KION Group AG	377	15,604
Knorr-Bremse AG	2,729	155,262
NORMA Group SE	389	8,662
Traton SE	4,631	67,587
Wacker Neuson SE	1,029	17,740

Total Machinery		475,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2022

Investments	Shares	Value
Marine - 2.9%
Hapag-Lloyd AG(a)	2,525	$652,021

Media - 0.6%
ProSiebenSat.1 Media SE	14,303	131,736

Metals & Mining - 0.2%
Aurubis AG	546	36,966

Multi-Utilities - 4.3%
E.ON SE	114,556	959,059

Oil, Gas & Consumable Fuels - 0.1%
CropEnergies AG	1,831	24,311

Personal Products - 1.0%
Beiersdorf AG	2,188	222,980

Pharmaceuticals - 7.9%
Bayer AG, Registered Shares	26,196	1,553,368
Merck KGaA	1,354	227,902

Total Pharmaceuticals		1,781,270

Real Estate Management & Development - 0.0%
PATRIZIA AG	830	9,788

Semiconductors & Semiconductor Equipment - 0.8%
AIXTRON SE	428	10,820
Infineon Technologies AG	7,080	170,907

Total Semiconductors & Semiconductor Equipment		181,727

Software - 4.9%
Nemetschek SE	232	14,009
SAP SE	11,656	1,059,308
Software AG	1,025	33,884

Total Software		1,107,201

Specialty Retail - 0.7%
Fielmann AG	2,831	140,584
Hornbach Holding AG & Co. KGaA	196	16,065

Total Specialty Retail		156,649

Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	1,678	296,050
Puma SE	140	9,197

Total Textiles, Apparel & Luxury Goods		305,247

Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG*	605	18,077

Trading Companies & Distributors - 1.0%
Brenntag SE	3,606	234,110

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	1,193	16,837

TOTAL COMMON STOCKS (Cost: $26,274,850)		22,088,166

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $102,604)	102,604	102,604

TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $26,377,454)		22,190,770
Other Assets less Liabilities - 1.3%		284,361

NET ASSETS - 100.0%		$22,475,131

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $97,464 and the total market value of the collateral held by the Fund was $102,604.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2022	6,034,344	EUR	6,308,695	USD	$305	$—
Bank of America NA	7/6/2022	6,470,260	USD	6,029,840	EUR	165,968	—
Bank of America NA	8/3/2022	5,703,624	USD	5,445,621	EUR	—	(400)
Barclays Bank PLC	7/6/2022	6,033,991	EUR	6,308,694	USD	—	(63)
Barclays Bank PLC	8/3/2022	5,703,622	USD	5,445,318	EUR	—	(84)
Citibank NA	7/6/2022	612,569	EUR	646,262	USD	—	(5,811)
Goldman Sachs	7/6/2022	6,470,261	USD	6,029,673	EUR	166,144	—
JP Morgan Chase Bank NA	7/6/2022	6,033,997	EUR	6,308,695	USD	—	(57)
JP Morgan Chase Bank NA	7/6/2022	6,470,260	USD	6,029,593	EUR	166,227	—
JP Morgan Chase Bank NA	8/3/2022	5,703,624	USD	5,445,325	EUR	—	(90)
Standard Chartered Bank	7/5/2022	4,000	USD	3,818	EUR	8	—
UBS AG	7/6/2022	6,033,968	EUR	6,308,695	USD	—	(87)
UBS AG	7/6/2022	6,470,260	USD	6,029,537	EUR	166,285	—
UBS AG	8/3/2022	5,703,624	USD	5,445,289	EUR	—	(52)

						$664,937	$(6,644)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$22,088,166	$—	$—	$22,088,166
Investment of Cash Collateral for Securities Loaned	—	102,604	—	102,604

Total Investments in Securities	$22,088,166	$102,604	$—	$22,190,770

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$664,937	$—	$664,937
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6,644)	$—	$(6,644)

Total - Net	$22,088,166	$760,897	$—	$22,849,063

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.7%

Australia - 8.0%
Aristocrat Leisure Ltd.	27,882	$659,170
BHP Group Ltd.	1,044,421	29,625,593
Breville Group Ltd.(a)	19,915	246,365
carsales.com Ltd.(a)	67,472	853,243
Domino’s Pizza Enterprises Ltd.(a)	11,861	554,623
Eagers Automotive Ltd.(a)	87,535	585,080
Evolution Mining Ltd.(a)	466,124	762,862
Netwealth Group Ltd.	30,265	253,071
Pro Medicus Ltd.(a)	5,738	166,707
REA Group Ltd.(a)	14,121	1,085,904
Technology One Ltd.	50,109	369,039
WiseTech Global Ltd.	6,793	176,805

Total Australia		35,338,462

Belgium - 0.2%
Melexis NV	14,305	1,023,681

Brazil - 5.3%
Ambev SA	891,111	2,283,393
BB Seguridade Participacoes SA	223,298	1,108,494
Cia de Locacao das Americas	66,828	302,994
Cia de Saneamento Basico do Estado de Sao Paulo	36,433	293,794
Cia Siderurgica Nacional SA	193,227	570,505
CPFL Energia SA	134,177	792,318
Engie Brasil Energia SA	51,465	406,449
Equatorial Energia SA	122,894	536,748
JBS SA	242,601	1,465,501
Localiza Rent a Car SA	19,491	195,341
Magazine Luiza SA	23,814	10,656
Marfrig Global Foods SA	99,297	229,945
Raia Drogasil SA	35,426	130,067
Transmissora Alianca de Energia Eletrica SA	150,820	1,113,820
Vale SA	949,209	13,896,574

Total Brazil		23,336,599

Canada - 1.1%
CI Financial Corp.	87,700	929,384
Constellation Software, Inc.	832	1,232,485
goeasy Ltd.	945	71,867
Onex Corp.(a)	3,465	172,182
Parex Resources, Inc.(a)	6,084	102,819
Stella-Jones, Inc.(a)	7,917	199,467
TFI International, Inc.	8,592	688,253
Toromont Industries Ltd.(a)	13,589	1,096,432
West Fraser Timber Co. Ltd.(a)	6,156	471,358

Total Canada		4,964,247

China - 4.1%
ANTA Sports Products Ltd.	56,000	687,962
China Feihe Ltd.(b)	441,000	506,926
China Gas Holdings Ltd.	410,400	633,883
China Lesso Group Holdings Ltd.	299,400	451,755
China Medical System Holdings Ltd.	302,000	471,072
China Meidong Auto Holdings Ltd.	34,000	107,022
China Resources Mixc Lifestyle Services Ltd.(b)	21,000	104,104
China Risun Group Ltd., Class H(a)	186,000	80,118
CIFI Ever Sunshine Services Group Ltd.(a)	50,000	63,719
Country Garden Services Holdings Co. Ltd.	39,000	173,704
Dongyue Group Ltd.	22,000	27,532
Flat Glass Group Co. Ltd., Class H*(a)	10,000	35,173
Fuyao Glass Industry Group Co. Ltd., Class H(b)	66,800	338,812
Haitian International Holdings Ltd.	114,000	291,285
Jinke Smart Services Group Co. Ltd., Class H(a)	74,600	192,039
Lenovo Group Ltd.	1,718,000	1,604,820
Li Ning Co. Ltd.	38,400	355,766
Nongfu Spring Co. Ltd., Class H(a)(b)	67,100	385,227
Pop Mart International Group Ltd.(a)(b)	19,000	91,768
Shenzhou International Group Holdings Ltd.	61,900	749,794
Shimao Services Holdings Ltd.(a)(b)	29,000	13,970
Sino Biopharmaceutical Ltd.	742,875	470,513
SITC International Holdings Co. Ltd.	508,000	1,437,195
Smoore International Holdings Ltd.(a)(b)	145,000	447,180
Sunny Optical Technology Group Co. Ltd.	24,500	399,333
Tencent Holdings Ltd.	111,500	5,035,791
Topsports International Holdings Ltd.(b)	160,000	145,381
WuXi AppTec Co. Ltd., Class H(a)(b)	10,140	135,037
Xinyi Glass Holdings Ltd.	931,000	2,232,896
Yadea Group Holdings Ltd.(b)	44,000	86,128
Yihai International Holding Ltd.(a)	21,000	75,736
Zhongsheng Group Holdings Ltd.	22,800	160,824

Total China		17,992,465

Denmark - 10.6%
AP Moller - Maersk A/S, Class B	2,060	4,794,267
Chemometec A/S	694	73,855
Coloplast A/S, Class B	45,135	5,129,388
GN Store Nord A/S	4,973	173,868
Novo Nordisk A/S, Class B	319,301	35,335,496
Royal Unibrew A/S	10,652	941,008
SimCorp A/S	3,056	221,337

Total Denmark		46,669,219

Finland - 2.0%
Kesko Oyj, Class B	85,086	2,002,335
Neste Oyj	159,052	7,023,705

Total Finland		9,026,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2022

Investments	Shares	Value
France - 9.3%
Alten SA	3,049	$330,870
Bureau Veritas SA(a)	66,980	1,712,093
Hermes International	3,933	4,387,242
Kering SA	14,737	7,550,870
LVMH Moet Hennessy Louis Vuitton SE	42,869	26,070,277
Verallia SA(b)	41,419	986,408

Total France		41,037,760

Germany - 4.0%
adidas AG	22,397	3,951,505
Dermapharm Holding SE	6,738	334,601
Eckert & Ziegler Strahlen - und Medizintechnik AG	424	16,144
Fielmann AG	20,081	997,200
Hapag-Lloyd AG(b)	42,438	10,958,600
Nemetschek SE	3,301	199,332
Puma SE	1,664	109,318
Varta AG(a)	10,111	836,553
VERBIO Vereinigte BioEnergie AG	1,765	88,571

Total Germany		17,491,824

Hong Kong - 0.8%
Kingboard Laminates Holdings Ltd.	327,500	404,004
Techtronic Industries Co. Ltd.	237,000	2,472,101
Vitasoy International Holdings Ltd.	274,000	479,075

Total Hong Kong		3,355,180

India - 2.9%
Asian Paints Ltd.	12,751	435,170
Berger Paints India Ltd.	1,259	9,060
Colgate-Palmolive India Ltd.	5,371	101,122
Eicher Motors Ltd.	6,719	237,744
ICICI Securities Ltd.(b)	25,723	139,702
Infosys Ltd.	368,434	6,820,269
L&T Technology Services Ltd.(b)	3,253	124,843
Larsen & Toubro Infotech Ltd.(b)	4,097	206,242
Marico Ltd.	74,309	449,679
Mphasis Ltd.	15,058	437,415
Nestle India Ltd.	882	195,113
Page Industries Ltd.	152	77,309
Pidilite Industries Ltd.	10,849	287,104
Supreme Industries Ltd.	8,643	193,370
Tata Consultancy Services Ltd.	68,868	2,849,076

Total India		12,563,218

Indonesia - 0.1%
Bukit Asam Tbk PT	774,900	198,699
Sarana Menara Nusantara Tbk PT	2,617,700	193,285
Sumber Alfaria Trijaya Tbk PT	1,106,700	151,547

Total Indonesia		543,531

Israel - 0.2%
Maytronics Ltd.	10,312	144,721
Strauss Group Ltd.	38,215	935,584

Total Israel		1,080,305

Italy - 1.0%
Carel Industries SpA(b)	8,214	162,815
De’ Longhi SpA(a)	21,483	398,430
DiaSorin SpA	2,373	310,603
Ferrari NV	10,422	1,908,923
Interpump Group SpA	10,689	406,540
Moncler SpA	20,284	867,958
Technogym SpA(a)(b)	43,210	280,981

Total Italy		4,336,250

Japan - 7.5%
BayCurrent Consulting, Inc.	500	132,862
Benefit One, Inc.(a)	17,500	234,956
Fast Retailing Co. Ltd.	6,500	3,400,832
Hoya Corp.	25,200	2,148,924
Japan Elevator Service Holdings Co. Ltd.	4,500	46,770
JCR Pharmaceuticals Co. Ltd.	12,800	218,115
Justsystems Corp.(a)	2,700	76,217
Kakaku.com, Inc.	40,000	658,938
Koei Tecmo Holdings Co. Ltd.	37,100	1,196,114
Lasertec Corp.(a)	3,900	463,619
M3, Inc.	12,400	355,785
Milbon Co. Ltd.	4,500	157,834
MonotaRO Co. Ltd.(a)	25,500	378,403
Nihon M&A Center Holdings, Inc.	22,600	240,049
Nippon Shinyaku Co. Ltd.(a)	11,900	722,645
Nomura Research Institute Ltd.	69,400	1,844,128
Olympus Corp.	81,700	1,639,653
Recruit Holdings Co. Ltd.	59,600	1,752,619
Shionogi & Co. Ltd.	55,800	2,815,568
SMS Co. Ltd.	1,200	23,619
Systena Corp.	53,200	154,288
Toei Animation Co. Ltd.(a)	3,200	254,389
Tokyo Electron Ltd.	40,600	13,238,968
West Holdings Corp.(a)	6,800	182,695
Workman Co. Ltd.(a)	3,500	136,800
ZOZO, Inc.	39,752	715,422

Total Japan		33,190,212

Malaysia - 0.1%
Fraser & Neave Holdings Bhd	55,800	268,397
ViTrox Corp. Bhd	1,600	2,614
Westports Holdings Bhd	128,700	103,661

Total Malaysia		374,672

Mexico - 1.5%
America Movil SAB de CV, Series L(a)	2,917,144	2,971,256
Grupo Mexico SAB de CV, Series B	874,187	3,607,972

Total Mexico		6,579,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2022

Investments	Shares	Value
Netherlands - 3.3%
ASM International NV(a)	3,714	$926,436
ASML Holding NV	22,040	10,503,566
BE Semiconductor Industries NV	23,091	1,107,324
STMicroelectronics NV	58,137	1,822,468

Total Netherlands		14,359,794

Norway - 1.3%
AF Gruppen ASA(a)	40,273	642,428
Aker BP ASA(a)	130,480	4,518,050
TOMRA Systems ASA	22,464	415,367

Total Norway		5,575,845

Philippines - 0.1%
Manila Electric Co.	61,510	402,721
San Miguel Food and Beverage, Inc.	70,600	57,779

Total Philippines		460,500

Poland - 0.1%
CD Projekt SA	11,829	251,743
KGHM Polska Miedz SA	6,078	160,743

Total Poland		412,486

Portugal - 0.6%
Jeronimo Martins SGPS SA	116,170	2,518,872

Russia - 0.0%
Evraz PLC*†	243,480	0
Lukoil PJSC, ADR†	70,640	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR†	162,102	0
Novatek PJSC, GDR†(c)	9,747	0
PhosAgro PJSC, GDR†(c)	25,678	0

Total Russia		0

South Africa - 1.9%
Anglo American Platinum Ltd.	15,932	1,385,814
Capitec Bank Holdings Ltd.	8,628	1,043,908
Clicks Group Ltd.	32,578	543,500
Gold Fields Ltd.	144,427	1,348,838
Impala Platinum Holdings Ltd.	324,989	3,593,377
Mr. Price Group Ltd.(a)	42,140	456,241

Total South Africa		8,371,678

South Korea - 0.5%
Coway Co. Ltd.	4,083	200,942
DB HiTek Co. Ltd.	1,742	67,016
Fila Holdings Corp.	1,709	36,986
Kumho Petrochemical Co. Ltd.	1,750	187,346
LG H&H Co. Ltd.	268	140,358
Macquarie Korea Infrastructure Fund	129,025	1,242,154
Seegene, Inc.	9,737	271,097

Total South Korea		2,145,899

Spain - 3.7%
Cie Automotive SA(a)	29,178	722,338
Industria de Diseno Textil SA	676,809	15,276,434
Laboratorios Farmaceuticos Rovi SA	3,211	196,045

Total Spain		16,194,817

Sweden - 2.1%
AddLife AB, Class B	5,309	79,577
AddTech AB, Class B(a)	16,490	214,666
Atlas Copco AB, Class B	298,649	2,492,968
Epiroc AB, Class B	65,311	880,807
EQT AB	73,293	1,497,702
Evolution AB(b)	12,377	1,123,392
Hexpol AB	55,037	467,530
HMS Networks AB	1,115	47,506
Husqvarna AB, Class B	106,668	783,194
Instalco AB(a)	11,217	46,302
Lagercrantz Group AB, Class B	25,085	202,812
Lifco AB, Class B(a)	43,402	695,667
Mycronic AB	12,485	175,322
Thule Group AB(a)(b)	13,799	338,397
Troax Group AB	4,014	69,332
Vitrolife AB	1,068	24,513

Total Sweden		9,139,687

Switzerland - 8.1%
EMS-Chemie Holding AG, Registered Shares	3,524	2,615,347
Kuehne + Nagel International AG, Registered Shares	21,874	5,163,758
Logitech International SA, Registered Shares	20,305	1,057,722
Partners Group Holding AG	6,300	5,660,688
Roche Holding AG, Bearer Shares(a)	44,676	17,191,872
Schindler Holding AG, Participation Certificate	6,662	1,211,526
SFS Group AG	7,812	787,443
Straumann Holding AG, Registered Shares	5,645	676,032
Temenos AG, Registered Shares	5,094	434,295
VAT Group AG(b)	3,666	871,553

Total Switzerland		35,670,236

Taiwan - 7.5%
Accton Technology Corp.	85,000	681,807
Advantech Co. Ltd.	46,496	541,060
Chicony Electronics Co. Ltd.	333,000	829,882
Eclat Textile Co. Ltd.	21,283	297,412
Elite Material Co. Ltd.	43,000	258,143
Feng TAY Enterprise Co. Ltd.	84,620	499,464
Giant Manufacturing Co. Ltd.	29,000	234,079
Lotes Co. Ltd.	8,000	179,730
Macronix International Co. Ltd.	521,000	622,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2022

Investments	Shares	Value
Makalot Industrial Co. Ltd.	13,000	$61,648
MediaTek, Inc.	405,000	8,867,271
Merida Industry Co. Ltd.	16,000	137,488
Micro-Star International Co. Ltd.	174,000	664,200
momo.com, Inc.	3,120	66,947
Nien Made Enterprise Co. Ltd.	29,000	285,772
Novatek Microelectronics Corp.	137,000	1,391,494
Realtek Semiconductor Corp.	93,000	1,135,386
Taiwan Semiconductor Manufacturing Co. Ltd.	980,000	15,688,701
Wan Hai Lines Ltd.	46,000	184,102
Wiwynn Corp.	18,000	421,948

Total Taiwan		33,048,577

Thailand - 0.2%
Carabao Group PCL, NVDR	50,900	153,326
Home Product Center PCL, NVDR	328,800	118,109
Krungthai Card PCL, NVDR	101,700	163,963
Muangthai Capital PCL, NVDR	73,500	88,874
Srisawad Corp. PCL, NVDR	129,900	178,197

Total Thailand		702,469

Turkey - 0.4%
BIM Birlesik Magazalar AS	209,950	1,016,648
Coca-Cola Icecek AS	1,350	10,447
Ford Otomotiv Sanayi AS	12,016	192,152
Iskenderun Demir ve Celik AS(a)	15,294	20,793
Tofas Turk Otomobil Fabrikasi AS	9,467	34,020
Turk Telekomunikasyon AS(a)	365,711	192,093
Turkcell Iletisim Hizmetleri AS	415,010	402,669

Total Turkey		1,868,822

United Kingdom - 10.2%
Anglo American PLC	728,506	25,984,641
Antofagasta PLC	306,754	4,302,807
Ashtead Group PLC	37,858	1,581,137
Auto Trader Group PLC(b)	94,138	634,509
Computacenter PLC	29,318	837,435
Dunelm Group PLC	57,839	576,340
Ferrexpo PLC	622,880	985,663
Fevertree Drinks PLC	14,138	209,473
Fresnillo PLC	186,446	1,736,260
Games Workshop Group PLC	2,384	193,403
Gamma Communications PLC(a)	8,160	106,631
Greggs PLC	1,359	29,840
Howden Joinery Group PLC	117,363	858,895
Impax Asset Management Group PLC	11,314	83,266
Kainos Group PLC	16,120	217,108
Pagegroup PLC	23,848	115,733
Rightmove PLC	114,445	790,006
RS Group PLC	76,667	809,111
Softcat PLC	33,782	540,320
Spirax-Sarco Engineering PLC	6,370	764,167
Synthomer PLC	125,029	341,643
Taylor Wimpey PLC	1,919,366	2,719,081
Victrex PLC	18,207	393,363

Total United Kingdom		44,810,832

United States - 0.0%
JS Global Lifestyle Co. Ltd.(b)	83,000	108,101

TOTAL COMMON STOCKS (Cost: $524,968,249)		434,291,508

RIGHTS - 0.0%

Australia - 0.0%
carsales.com Ltd., expiring 7/13/22* (Cost: $0)	16,219	7,138

EXCHANGE-TRADED FUNDS - 0.7%

United States - 0.7%
WisdomTree Emerging Markets High Dividend Fund(d)	31,321	1,159,816
WisdomTree International Equity Fund(a)(d)	38,156	1,733,809

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,166,589)		2,893,625

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(e) (Cost: $7,343,188)	7,343,188	7,343,188

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $535,478,026)		444,535,459
Other Assets less Liabilities - (1.1)%		(4,671,108)

NET ASSETS - 100.0%		$439,864,351

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,653,729 and the total market value of the collateral held by the Fund was $19,893,719. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,550,531.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2022

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$166,769	$1,105,994	$—	$—	$(112,947)	$1,159,816	$23,804
WisdomTree International Equity Fund	246,448	1,660,612	—	—	(173,251)	1,733,809	41,208

Total	$413,217	$2,766,606	$—	$—	$(286,198)	$2,893,625	$65,012

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	7/1/2022	97,548	USD	93,000	EUR	$322	$—
Commonwealth Bank of Australia	7/1/2022	79,611	USD	10,900,000	JPY	—	(622)

						$322	$(622)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	434,291,508	—	—		434,291,508
Rights	—	7,138	—		7,138
Exchange-Traded Funds	2,893,625	—	—		2,893,625
Investment of Cash Collateral for Securities Loaned	—	7,343,188	—		7,343,188

Total Investments in Securities	$437,185,133	$7,350,326	$0		$444,535,459

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$322	$—		$322
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(622)	$—		$(622)

Total - Net	$437,185,133	$7,350,026	$0		$444,535,159

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 4.5%
Alumina Ltd.	8,784	$8,849
APA Group(a)	5,519	42,771
Atlas Arteria Ltd.	7,919	43,891
Australia & New Zealand Banking Group Ltd.	6,740	102,104
Bendigo & Adelaide Bank Ltd.(a)	3,481	21,711
BHP Group Ltd.	35,240	999,603
Coles Group Ltd.	5,866	71,841
Commonwealth Bank of Australia	5,499	341,762
Fortescue Metals Group Ltd.	24,160	291,237
GPT Group	11,402	33,087
Growthpoint Properties Australia Ltd.(a)	10,228	23,983
Insurance Australia Group Ltd.(a)	7,087	21,248
JB Hi-Fi Ltd.(a)	949	25,098
Magellan Financial Group Ltd.(a)	922	8,191
Medibank Pvt Ltd.	12,083	27,004
Mineral Resources Ltd.	1,186	39,367
Mirvac Group(a)	11,586	15,735
National Australia Bank Ltd.	9,705	182,791
Newcrest Mining Ltd.	2,605	37,421
Rio Tinto Ltd.	9,918	615,368
Scentre Group	17,197	30,628
Stockland(a)	10,103	25,080
Suncorp Group Ltd.	6,728	50,799
Telstra Corp. Ltd.	53,265	141,017
Vicinity Centres	30,345	38,290
Wesfarmers Ltd.	4,055	116,863
Westpac Banking Corp.(a)	7,954	106,657
Worley Ltd.(a)	1,943	19,026

Total Australia		3,481,422

Austria - 0.2%
BAWAG Group AG(b)	775	32,539
Oesterreichische Post AG(a)	363	10,322
OMV AG	1,062	49,696
Strabag SE, Bearer Shares	1,274	54,009
Telekom Austria AG*	2,633	17,479

Total Austria		164,045

Belgium - 0.2%
Cofinimmo SA	280	30,326
Etablissements Franz Colruyt NV	1,405	38,117
Proximus SADP	2,502	36,790
Solvay SA	447	36,133
Telenet Group Holding NV	991	20,524

Total Belgium		161,890

Brazil - 1.6%
B3 SA - Brasil Bolsa Balcao	30,474	63,868
Banco Bradesco SA	9,041	24,861
Banco do Brasil SA	7,498	47,861
Cia Siderurgica Nacional SA	3,827	11,299
Engie Brasil Energia SA	3,542	27,973
Gerdau SA	4,189	14,291
JBS SA	5,102	30,820
Petroleo Brasileiro SA	32,743	191,219
Telefonica Brasil SA	2,977	26,790
Transmissora Alianca de Energia Eletrica SA	3,827	28,263
Vale SA	49,736	728,143
Vibra Energia SA	11,850	37,865

Total Brazil		1,233,253

Canada - 5.1%
Algonquin Power & Utilities Corp.(a)	2,916	39,108
Allied Properties Real Estate Investment Trust	861	22,153
AltaGas Ltd.(a)	1,962	41,310
Atco Ltd., Class I	410	14,017
B2Gold Corp.(a)	4,614	15,595
Bank of Montreal(a)	2,067	198,344
Bank of Nova Scotia	5,242	309,574
BCE, Inc.(a)	3,551	174,171
Canadian Imperial Bank of Commerce(a)	3,662	177,458
Canadian Natural Resources Ltd.	4,460	239,155
Canadian Utilities Ltd., Class A(a)	875	26,041
Canadian Western Bank	645	13,015
Capital Power Corp.	1,123	39,185
Choice Properties Real Estate Investment Trust	2,683	29,223
Dream Industrial Real Estate Investment Trust	1,350	12,642
Emera, Inc.(a)	848	39,641
Enbridge, Inc.	7,813	329,249
First National Financial Corp.(a)	869	22,305
Fortis, Inc.(a)	1,209	57,031
Gibson Energy, Inc.(a)	1,487	27,482
Granite Real Estate Investment Trust	468	28,643
Great-West Lifeco, Inc.(a)	4,124	100,482
H&R Real Estate Investment Trust	1,604	15,481
Hydro One Ltd.(a)(b)	1,875	50,307
IGM Financial, Inc.(a)	1,908	51,030
Innergex Renewable Energy, Inc.(a)	1,172	15,718
Keyera Corp.(a)	1,476	33,640
Manulife Financial Corp.(a)	8,126	140,604
National Bank of Canada(a)	892	58,411
NorthWest Healthcare Properties Real Estate Investment Trust	1,583	14,800
Parkland Corp.(a)	585	15,855
Pembina Pipeline Corp.(a)	2,137	75,378
Power Corp. of Canada(a)	2,480	63,675
Restaurant Brands International, Inc.(a)	748	37,442
RioCan Real Estate Investment Trust	1,841	28,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
Rogers Communications, Inc., Class B	1,155	$55,227
Royal Bank of Canada(a)	4,526	437,320
Shaw Communications, Inc., Class B	1,179	34,668
SmartCentres Real Estate Investment Trust	1,127	24,017
Sun Life Financial, Inc.	1,628	74,437
Suncor Energy, Inc.	3,093	108,283
TC Energy Corp.(a)	3,176	164,174
TELUS Corp.(a)	4,456	99,038
Toronto-Dominion Bank(a)	6,351	415,588
TransAlta Renewables, Inc.(a)	2,075	26,461

Total Canada		3,995,950

Chile - 0.1%
Banco Santander Chile	354,590	14,023
Cencosud SA	26,684	33,267
Empresas CMPC SA	10,070	16,392

Total Chile		63,682

China - 3.2%
Agricultural Bank of China Ltd., Class H	177,074	66,795
Anhui Conch Cement Co. Ltd., Class H	4,000	17,332
Bank of China Ltd., Class H	705,000	281,211
Bank of Communications Co. Ltd., Class H	131,000	90,484
BOC Hong Kong Holdings Ltd.	37,000	146,171
China CITIC Bank Corp. Ltd., Class H	66,000	29,522
China Construction Bank Corp., Class H	776,536	521,520
China Everbright Environment Group Ltd.	23,000	13,571
China Hongqiao Group Ltd.(a)	17,000	19,216
China Life Insurance Co. Ltd., Class H	41,000	71,373
China Merchants Port Holdings Co. Ltd.	18,000	30,600
China National Building Material Co. Ltd., Class H(a)	14,000	14,951
China Pacific Insurance Group Co. Ltd., Class H	12,000	29,331
China Petroleum & Chemical Corp., Class H	152,000	68,378
China Resources Land Ltd.	8,000	37,314
China Shenhua Energy Co. Ltd., Class H	30,500	87,454
China Vanke Co. Ltd., Class H(a)	9,600	24,126
CIFI Holdings Group Co. Ltd.(a)	24,960	12,533
CITIC Ltd.	34,000	34,447
Country Garden Holdings Co. Ltd.(a)	38,668	23,949
Guangdong Investment Ltd.	20,000	21,155
Haitong Securities Co. Ltd., Class H	29,600	21,728
Hengan International Group Co. Ltd.	3,000	14,088
Industrial & Commercial Bank of China Ltd., Class H	507,000	301,088
Kingboard Holdings Ltd.	5,500	20,817
Lenovo Group Ltd.	16,000	14,946
Longfor Group Holdings Ltd.(b)	4,500	21,247
New China Life Insurance Co. Ltd., Class H	6,000	16,860
People’s Insurance Co. Group of China Ltd., Class H	67,000	20,492
PetroChina Co. Ltd., Class H	144,000	68,633
PICC Property & Casualty Co. Ltd., Class H	24,000	24,957
Ping An Insurance Group Co. of China Ltd., Class H	19,500	132,577
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	35,000	27,788
Sinopharm Group Co. Ltd., Class H	11,600	28,117
SITC International Holdings Co. Ltd.	7,000	19,804
Tingyi Cayman Islands Holding Corp.	14,000	23,979
Wilmar International Ltd.	19,500	56,607
Xinyi Glass Holdings Ltd.	12,000	28,781

Total China		2,483,942

Denmark - 0.1%
Tryg A/S	3,261	73,051

Finland - 0.6%
Elisa Oyj	606	33,971
Fortum Oyj	3,545	53,053
Nokian Renkaat Oyj	680	7,415
Nordea Bank Abp	26,221	230,292
Orion Oyj, Class B	368	16,389
Sampo Oyj, Class A	1,251	54,302
TietoEVRY Oyj	510	12,562
UPM-Kymmene Oyj	1,557	47,221
Valmet Oyj	479	11,723

Total Finland		466,928

France - 2.1%
ALD SA(a)(b)	3,207	37,283
Amundi SA(b)	579	31,598
AXA SA	14,233	322,298
BNP Paribas SA	3,910	185,439
Bouygues SA(a)	1,267	38,890
Covivio	534	29,560
Credit Agricole SA	12,450	113,641
Danone SA	1,745	97,163
Eiffage SA	262	23,523
Engie SA	7,226	82,842
Eutelsat Communications SA	1,371	15,394
ICADE	549	26,712
Klepierre SA	1,010	19,386
Metropole Television SA	1,320	19,444
Nexity SA	383	10,210
Orange SA	16,085	188,676
Publicis Groupe SA	951	46,391
Sanofi	3,192	321,494

Total France		1,609,944

Germany - 1.6%
Allianz SE, Registered Shares	1,240	236,093
BASF SE	2,990	129,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
Bayer AG, Registered Shares	2,816	$166,983
Deutsche Telekom AG, Registered Shares	11,480	227,385
DWS Group GmbH & Co. KGaA(b)	753	19,649
E.ON SE	11,510	96,361
Evonik Industries AG	1,498	31,885
Freenet AG	2,127	52,634
Hannover Rueck SE	318	46,045
HeidelbergCement AG	536	25,687
Hochtief AG	283	13,743
METRO AG*	4,222	35,532
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	352	82,505
Talanx AG	754	28,630
Vonovia SE	1,612	49,547

Total Germany		1,242,482

Hong Kong - 0.9%
Bank of East Asia Ltd.	18,800	26,450
CLP Holdings Ltd.	12,000	99,555
Hang Lung Properties Ltd.	23,000	43,614
Hang Seng Bank Ltd.	7,000	123,551
Henderson Land Development Co. Ltd.	22,100	82,802
Hysan Development Co. Ltd.	3,000	9,042
Link REIT	5,900	48,121
Power Assets Holdings Ltd.	14,000	88,047
Sino Land Co. Ltd.	44,000	64,932
Sun Hung Kai Properties Ltd.	6,000	70,881
Swire Pacific Ltd., Class A	2,000	11,915
Swire Properties Ltd.	24,600	61,069

Total Hong Kong		729,979

India - 0.4%
Ambuja Cements Ltd.	4,907	22,555
Bharat Petroleum Corp. Ltd.	10,774	42,074
Coal India Ltd.	8,518	20,019
Hindustan Petroleum Corp. Ltd.	5,847	16,081
ITC Ltd.	18,799	65,105
NTPC Ltd.	23,450	42,433
Power Finance Corp. Ltd.	14,349	18,978
Power Grid Corp. of India Ltd.	19,945	53,517
REC Ltd.	8,417	13,189
Vedanta Ltd.	8,559	24,169

Total India		318,120

Indonesia - 0.1%
Bank Mandiri Persero Tbk PT	57,700	30,695
Telkom Indonesia Persero Tbk PT	253,500	68,065

Total Indonesia		98,760

Italy - 1.3%
A2A SpA	16,235	20,571
ACEA SpA	848	12,509
Assicurazioni Generali SpA	7,642	121,637
Azimut Holding SpA	772	13,386
Banca Mediolanum SpA	4,117	27,021
Enel SpA	34,614	188,897
Eni SpA	12,311	145,797
Intesa Sanpaolo SpA	80,756	150,279
Iren SpA	11,205	24,413
Italgas SpA(a)	4,775	27,731
Poste Italiane SpA(b)	3,235	30,141
Snam SpA(a)	19,395	101,362
Terna - Rete Elettrica Nazionale(a)	10,050	78,675
Unipol Gruppo SpA	2,895	13,123
UnipolSai Assicurazioni SpA(a)	14,223	33,962

Total Italy		989,504

Japan - 4.4%
Aisin Corp.	600	18,549
Canon, Inc.(a)	3,000	68,124
Chubu Electric Power Co., Inc.	2,800	28,154
Chugoku Electric Power Co., Inc.	2,400	15,422
Concordia Financial Group Ltd.	7,900	27,331
Daito Trust Construction Co. Ltd.	200	17,239
Daiwa House Industry Co. Ltd.	2,300	53,532
ENEOS Holdings, Inc.	16,000	60,500
Haseko Corp.	1,100	12,866
Honda Motor Co. Ltd.	4,000	96,956
Hulic Co. Ltd.(a)	2,500	19,322
Idemitsu Kosan Co. Ltd.	2,000	48,140
Inpex Corp.(a)	4,100	44,363
Isuzu Motors Ltd.	2,300	25,412
Japan Post Holdings Co. Ltd.	13,300	94,873
Japan Post Insurance Co. Ltd.	2,400	38,353
Japan Tobacco, Inc.(a)	13,400	231,397
JFE Holdings, Inc.(a)	2,300	24,210
Kajima Corp.	2,400	27,506
Kansai Electric Power Co., Inc.	3,400	33,636
KDDI Corp.	7,500	236,778
Marubeni Corp.	4,569	41,165
Mitsubishi Corp.	3,500	104,004
Mitsubishi HC Capital, Inc.	6,100	28,108
Mitsubishi Heavy Industries Ltd.	700	24,449
Mitsubishi UFJ Financial Group, Inc.	37,000	198,651
Mitsui OSK Lines Ltd.(a)	2,800	63,995
Mizuho Financial Group, Inc.	7,530	85,523
MS&AD Insurance Group Holdings, Inc.	2,200	67,334
Nintendo Co. Ltd.	200	86,386
Nippon Steel Corp.	2,500	34,945
Nippon Telegraph & Telephone Corp.	13,800	395,751
Nippon Yusen KK	700	47,764
Resona Holdings, Inc.	9,400	35,156
SBI Holdings, Inc.(a)	500	9,771
Sekisui House Ltd.	2,300	40,234
Shimizu Corp.	2,800	15,458
SoftBank Corp.	27,500	304,948
Sompo Holdings, Inc.	1,100	48,444
Sumitomo Chemical Co. Ltd.	4,500	17,589
Sumitomo Corp.	3,686	50,384
Sumitomo Metal Mining Co. Ltd.	600	18,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
Sumitomo Mitsui Financial Group, Inc.(a)	4,100	$121,683
Sumitomo Mitsui Trust Holdings, Inc.	900	27,691
Sumitomo Rubber Industries Ltd.(a)	1,100	9,384
Taisei Corp.	900	27,989
Takeda Pharmaceutical Co. Ltd.	6,100	171,431
Tokio Marine Holdings, Inc.	1,100	63,990
Tosoh Corp.	2,500	31,007
Yamaha Motor Co. Ltd.(a)	1,000	18,299

Total Japan		3,412,966

Malaysia - 0.4%
Hartalega Holdings Bhd	11,000	7,637
Malayan Banking Bhd	70,593	137,582
Petronas Gas Bhd	13,700	51,101
Public Bank Bhd	66,800	66,232
Sime Darby Bhd	27,300	13,193
Tenaga Nasional Bhd	16,200	29,331

Total Malaysia		305,076

Mexico - 0.4%
Arca Continental SAB de CV	8,612	56,557
Coca-Cola Femsa SAB de CV	9,868	54,457
Fibra Uno Administracion SA de CV	34,387	34,139
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,872	39,871
Grupo Mexico SAB de CV, Series B	21,827	90,085
Orbia Advance Corp. SAB de CV	6,332	14,769

Total Mexico		289,878

Netherlands - 0.6%
ASR Nederland NV	547	22,057
ING Groep NV	11,383	112,232
Koninklijke Ahold Delhaize NV	2,302	59,829
Koninklijke KPN NV	20,389	72,495
NN Group NV	2,138	96,872
PostNL NV(a)	10,759	32,563
Randstad NV(a)	1,013	48,928
Signify NV(b)	450	14,880

Total Netherlands		459,856

Norway - 0.5%
AF Gruppen ASA(a)	1,431	22,827
Aker BP ASA(a)	956	33,103
DNB Bank ASA	3,990	71,301
Gjensidige Forsikring ASA	1,840	37,155
Kongsberg Gruppen ASA	684	24,439
Orkla ASA	2,707	21,569
Salmar ASA	685	48,013
Telenor ASA	8,464	112,228
Yara International ASA	1,185	49,368

Total Norway		420,003

Poland - 0.1%
Polski Koncern Naftowy Orlen SA	1,301	19,828
Powszechny Zaklad Ubezpieczen SA	3,549	23,666

Total Poland		43,494

Portugal - 0.1%
EDP - Energias de Portugal SA	13,628	63,429
Galp Energia SGPS SA	4,387	51,299

Total Portugal		114,728

Russia - 0.0%
Evraz PLC*†	5,263	0
Magnit PJSC, GDR†(c)	2,236	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR†	3,215	0
Mobile TeleSystems PJSC, ADR†	3,583	0
Novolipetsk Steel PJSC, GDR†(c)	1,164	0
PhosAgro PJSC, GDR†(c)	745	0
Polyus PJSC, GDR†(c)	166	0
Sberbank of Russia PJSC*†	4,292	0
Sberbank of Russia PJSC, ADR*†	8,914	0
Severstal PAO, GDR†(c)	1,737	0
Tatneft PJSC, ADR†	439	0

Total Russia		0

Singapore - 0.8%
DBS Group Holdings Ltd.	7,514	160,247
Jardine Cycle & Carriage Ltd.	700	14,229
Keppel Corp. Ltd.	4,500	20,985
NetLink NBN Trust	78,500	54,714
Olam Group Ltd.	20,700	22,608
Oversea-Chinese Banking Corp. Ltd.	14,413	117,959
Singapore Exchange Ltd.	3,000	20,392
Singapore Technologies Engineering Ltd.	12,900	37,819
Singapore Telecommunications Ltd.	41,000	74,535
United Overseas Bank Ltd.	6,113	115,302
Venture Corp. Ltd.	800	9,560

Total Singapore		648,350

South Africa - 0.5%
Anglo American Platinum Ltd.	299	26,008
Exxaro Resources Ltd.	2,829	34,223
FirstRand Ltd.	25,398	96,693
Gold Fields Ltd.	2,610	24,375
Impala Platinum Holdings Ltd.	5,555	61,421
Kumba Iron Ore Ltd.	473	15,177
MultiChoice Group	2,659	18,797
Sanlam Ltd.	6,576	21,222
Sibanye Stillwater Ltd.	19,728	48,975
SPAR Group Ltd.(a)	1,215	10,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
Standard Bank Group Ltd.	4,002	$37,906
Vodacom Group Ltd.(a)	4,802	38,436

Total South Africa		433,477

South Korea - 1.4%
GS Holdings Corp.	409	13,183
Hana Financial Group, Inc.	1,052	31,882
KB Financial Group, Inc.	1,315	48,766
Korea Electric Power Corp.*	1,785	31,001
KT&G Corp.	1,011	64,005
LG Uplus Corp.	1,127	11,067
Macquarie Korea Infrastructure Fund	2,807	27,024
NH Investment & Securities Co. Ltd.	1,386	9,661
POSCO Holdings, Inc.	244	43,316
Samsung Electronics Co. Ltd.	16,070	705,476
Samsung Fire & Marine Insurance Co. Ltd.	97	15,016
Samsung Securities Co. Ltd.	448	11,542
Shinhan Financial Group Co. Ltd.	1,759	50,193
SK Telecom Co. Ltd.	314	12,575
Woori Financial Group, Inc.	2,074	19,328

Total South Korea		1,094,035

Spain - 0.7%
Acerinox SA(a)	1,221	11,790
Bankinter SA	2,552	15,880
Cia de Distribucion Integral Logista Holdings SA	1,711	33,378
Enagas SA(a)	2,087	45,972
Fomento de Construcciones y Contratas SA(a)	1,192	11,751
Iberdrola SA	18,173	188,014
Mapfre SA(a)	14,592	25,659
Naturgy Energy Group SA(a)	4,646	133,426
Red Electrica Corp. SA(a)	2,693	50,748
Repsol SA(a)	4,974	73,061

Total Spain		589,679

Sweden - 0.4%
Axfood AB	1,287	36,962
Castellum AB(a)	994	12,751
Electrolux AB, Class B(a)	954	12,816
Lundin Energy AB(a)	1,146	782
Lundin Energy MergerCo AB(a)	1,044	42,479
Peab AB, Class B	1,597	9,319
Skandinaviska Enskilda Banken AB, Class A	6,675	65,399
Svenska Handelsbanken AB, Class A	4,865	41,503
Tele2 AB, Class B(a)	3,269	37,164
Telia Co. AB	14,711	56,246

Total Sweden		315,421

Switzerland - 1.7%
Adecco Group AG, Registered Shares	978	33,140
Baloise Holding AG, Registered Shares	145	23,613
Banque Cantonale Vaudoise, Registered Shares	332	25,975
Clariant AG, Registered Shares*(a)	1,195	22,693
Helvetia Holding AG, Registered Shares	342	39,903
Holcim AG, Registered Shares	1,825	77,872
Novartis AG, Registered Shares	6,344	535,763
PSP Swiss Property AG, Registered Shares	170	18,858
Sulzer AG, Registered Shares	148	9,167
Swiss Life Holding AG, Registered Shares	93	45,171
Swiss Prime Site AG, Registered Shares	229	20,033
Swisscom AG, Registered Shares	214	117,892
Zurich Insurance Group AG	740	320,936

Total Switzerland		1,291,016

Taiwan - 1.7%
Acer, Inc.	29,000	21,165
ASE Technology Holding Co. Ltd.	8,000	20,556
Asia Cement Corp.	26,000	38,300
Asustek Computer, Inc.	4,000	41,771
Catcher Technology Co. Ltd.	6,000	33,397
Cathay Financial Holding Co. Ltd.	38,000	65,051
Chicony Electronics Co. Ltd.	8,000	19,937
China Development Financial Holding Corp.	66,000	32,630
Chunghwa Telecom Co. Ltd.	14,000	57,444
Compal Electronics, Inc.	26,000	19,893
CTBC Financial Holding Co. Ltd.	94,480	79,757
Far Eastern New Century Corp.	10,000	10,695
Far EasTone Telecommunications Co. Ltd.	10,000	28,116
First Financial Holding Co. Ltd.	42,000	37,009
Fubon Financial Holding Co. Ltd.	32,751	65,869
Hon Hai Precision Industry Co. Ltd.	34,000	124,641
Inventec Corp.	24,000	20,300
Lite-On Technology Corp.	25,000	48,682
MediaTek, Inc.	5,000	109,472
Mega Financial Holding Co. Ltd.	44,941	53,355
Novatek Microelectronics Corp.	1,000	10,157
Pegatron Corp.	7,680	14,723
Powertech Technology, Inc.	7,000	20,670
Quanta Computer, Inc.	24,210	64,976
Shanghai Commercial & Savings Bank Ltd.	9,000	16,073
Shin Kong Financial Holding Co. Ltd.	43,000	12,669
SinoPac Financial Holdings Co. Ltd.	66,559	37,607
Synnex Technology International Corp.	24,000	42,941
Taiwan Cement Corp.	28,850	38,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
Taiwan Mobile Co. Ltd.	4,000	$14,529
Uni-President Enterprises Corp.	25,000	56,334
Wistron Corp.	23,000	20,653
WPG Holdings Ltd.	11,000	20,384
Yuanta Financial Holding Co. Ltd.	61,000	40,416

Total Taiwan		1,338,498

Thailand - 0.2%
Land & Houses PCL, NVDR	98,500	23,263
PTT Exploration & Production PCL, NVDR	16,500	74,438
PTT PCL, NVDR	24,300	23,369
Siam Cement PCL, NVDR	700	7,405
Tisco Financial Group PCL, NVDR	14,100	35,295

Total Thailand		163,770

Turkey - 0.1%
BIM Birlesik Magazalar AS	2,630	12,735
Eregli Demir ve Celik Fabrikalari TAS	18,617	30,262
Turkcell Iletisim Hizmetleri AS	13,875	13,462

Total Turkey		56,459

United Kingdom - 3.8%
abrdn PLC(a)	15,817	30,705
Admiral Group PLC	2,331	63,525
Anglo American PLC	5,423	193,430
Antofagasta PLC	2,426	34,029
Aviva PLC*	12,904	62,889
BAE Systems PLC	12,511	126,140
Barratt Developments PLC	3,449	19,159
BP PLC	58,282	274,841
Direct Line Insurance Group PLC	7,902	24,155
Ferrexpo PLC	7,774	12,302
GSK PLC	18,820	403,545
Hargreaves Lansdown PLC	1,190	11,385
HSBC Holdings PLC	48,197	313,502
Imperial Brands PLC	8,091	180,407
J. Sainsbury PLC	5,963	14,773
Kingfisher PLC	5,815	17,252
Land Securities Group PLC	2,817	22,716
Legal & General Group PLC	24,322	70,743
National Grid PLC	14,333	183,119
Schroders PLC	880	28,556
Severn Trent PLC	859	28,365
Shell PLC	8,984	232,833
SSE PLC	6,053	118,793
St. James’s Place PLC	1,563	20,927
Tate & Lyle PLC	2,617	23,818
Taylor Wimpey PLC	14,605	20,690
Tesco PLC	21,267	65,990
Unilever PLC	6,309	285,102
United Utilities Group PLC	3,368	41,721

Total United Kingdom		2,925,412

United States - 59.4%
3M Co.	5,184	670,861
AbbVie, Inc.	15,536	2,379,494
Agree Realty Corp.	350	25,246
ALLETE, Inc.	443	26,040
Alliant Energy Corp.	1,342	78,655
Altria Group, Inc.	24,836	1,037,400
Ameren Corp.	1,247	112,679
American Campus Communities, Inc.	606	39,069
American Electric Power Co., Inc.	3,113	298,661
American Financial Group, Inc.	957	132,841
Americold Realty Trust, Inc.	1,452	43,618
Amgen, Inc.	3,446	838,412
Antero Midstream Corp.	8,683	78,581
Apartment Income REIT Corp.	754	31,366
Apollo Global Management, Inc.	1,390	67,387
Artisan Partners Asset Management, Inc., Class A	1,061	37,740
Associated Banc-Corp.	1,090	19,903
Atlantic Union Bankshares Corp.	499	16,926
Atmos Energy Corp.	680	76,228
AvalonBay Communities, Inc.	1,063	206,488
Avangrid, Inc.(a)	2,413	111,288
Avista Corp.	568	24,714
Baker Hughes Co.	3,862	111,496
Bank of Hawaii Corp.	279	20,758
Bank of New York Mellon Corp.	3,046	127,049
Bank OZK	953	35,766
Black Hills Corp.	419	30,491
Blackstone, Inc.	4,945	451,132
Boston Properties, Inc.	959	85,332
Brandywine Realty Trust	2,681	25,845
Bristol-Myers Squibb Co.	13,776	1,060,752
Brixmor Property Group, Inc.	3,092	62,489
Broadcom, Inc.	2,241	1,088,700
Broadstone Net Lease, Inc.	1,765	36,200
Cabot Corp.	352	22,454
Campbell Soup Co.	1,710	82,166
Cardinal Health, Inc.	2,140	111,858
Cathay General Bancorp	535	20,945
CenterPoint Energy, Inc.	2,896	85,664
Chemours Co.	1,051	33,653
Cisco Systems, Inc.	31,195	1,330,155
Citigroup, Inc.	10,383	477,514
Citizens Financial Group, Inc.	3,279	117,028
Clearway Energy, Inc., Class C(a)	616	21,461
Clorox Co.	550	77,539
CME Group, Inc.	1,820	372,554
CMS Energy Corp.	2,067	139,523
CNA Financial Corp.	1,952	87,645
Coca-Cola Co.	36,282	2,282,501
Cogent Communications Holdings, Inc.	372	22,603
Cohen & Steers, Inc.	466	29,633
Columbia Banking System, Inc.	510	14,612
Comerica, Inc.	815	59,805
Compass Minerals International, Inc.	55	1,946
Conagra Brands, Inc.	2,785	95,358
ConocoPhillips	5,512	495,033
Consolidated Edison, Inc.	2,617	248,877
Corporate Office Properties Trust	1,270	33,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
Cousins Properties, Inc.	889	$25,985
Crown Castle International Corp.	3,637	612,398
CubeSmart	1,520	64,934
Cullen/Frost Bankers, Inc.	302	35,168
CVB Financial Corp.	646	16,027
Devon Energy Corp.	5,795	319,362
Digital Realty Trust, Inc.	1,587	206,040
Dominion Energy, Inc.	7,495	598,176
Douglas Emmett, Inc.	1,124	25,155
DTE Energy Co.	1,173	148,678
Duke Energy Corp.	7,926	849,746
Eastman Chemical Co.	568	50,989
Energizer Holdings, Inc.	448	12,701
Entergy Corp.	1,227	138,209
Equitrans Midstream Corp.	4,451	28,308
Equity Commonwealth*	1,604	44,158
Equity Residential	1,805	130,357
Essential Properties Realty Trust, Inc.	807	17,342
Essex Property Trust, Inc.	264	69,039
Evergy, Inc.	2,176	141,984
Eversource Energy	1,598	134,983
Exelon Corp.	5,602	253,883
Extra Space Storage, Inc.	879	149,535
Federal Realty OP LP	503	48,157
Federated Hermes, Inc., Class B	680	21,617
Fidelity National Financial, Inc.	2,129	78,688
Fifth Third Bancorp	3,233	108,629
First American Financial Corp.	557	29,476
First Financial Bancorp	875	16,975
First Hawaiian, Inc.	957	21,733
First Horizon Corp.	4,601	100,578
FirstEnergy Corp.	6,520	250,303
Flowers Foods, Inc.	2,065	54,351
FNB Corp.	2,745	29,811
Four Corners Property Trust, Inc.	697	18,533
Franklin Resources, Inc.	3,597	83,846
Fulton Financial Corp.	1,250	18,063
Gaming and Leisure Properties, Inc.	3,167	145,239
General Mills, Inc.	3,446	260,001
Genuine Parts Co.	683	90,839
Gilead Sciences, Inc.	14,346	886,726
Glacier Bancorp, Inc.	501	23,757
H&R Block, Inc.	1,646	58,137
Hanesbrands, Inc.	2,408	24,778
Hasbro, Inc.	781	63,948
Hawaiian Electric Industries, Inc.	1,098	44,908
Healthcare Realty Trust, Inc.	540	14,688
Healthcare Trust of America, Inc., Class A	1,172	32,711
Healthpeak Properties, Inc.	3,302	85,555
Helmerich & Payne, Inc.	421	18,128
Hewlett Packard Enterprise Co.	7,035	93,284
Highwoods Properties, Inc.	1,267	43,319
HP, Inc.	5,822	190,845
Hudson Pacific Properties, Inc.	1,097	16,279
IDACORP, Inc.	420	44,486
Ingredion, Inc.	352	31,032
International Bancshares Corp.	576	23,086
International Business Machines Corp.	7,541	1,064,714
International Paper Co.	2,380	99,555
Interpublic Group of Cos., Inc.	2,832	77,965
Iron Mountain, Inc.	4,558	221,929
J.M. Smucker Co.	395	50,564
JBG SMITH Properties	811	19,172
John Wiley & Sons, Inc., Class A	135	6,448
Juniper Networks, Inc.	1,777	50,645
Kellogg Co.	1,576	112,432
Kennedy-Wilson Holdings, Inc.	1,663	31,497
KeyCorp	5,673	97,746
Kilroy Realty Corp.	946	49,504
Kimberly-Clark Corp.	1,726	233,269
Kimco Realty Corp.	5,135	101,519
Kinder Morgan, Inc.	35,616	596,924
Kontoor Brands, Inc.	549	18,320
Kraft Heinz Co.	9,414	359,050
Lamar Advertising Co., Class A	611	53,750
Leggett & Platt, Inc.	942	32,574
Life Storage, Inc.	553	61,748
Lockheed Martin Corp.	1,476	634,621
LXP Industrial Trust	2,379	25,550
M&T Bank Corp.	1,078	171,822
Macerich Co.	1,389	12,098
Marathon Petroleum Corp.	4,170	342,816
MDC Holdings, Inc.	445	14,378
MDU Resources Group, Inc.	1,179	31,821
Merck & Co., Inc.	15,041	1,371,288
Mercury General Corp.	228	10,100
MetLife, Inc.	3,908	245,383
Moelis & Co., Class A	547	21,524
MSC Industrial Direct Co., Inc., Class A	229	17,200
National Fuel Gas Co.	844	55,746
National Instruments Corp.	363	11,336
National Retail Properties, Inc.	2,239	96,277
National Storage Affiliates Trust	673	33,697
Navient Corp.	748	10,465
New Jersey Resources Corp.	723	32,195
New York Community Bancorp, Inc.(a)	2,306	21,054
Newell Brands, Inc.	3,278	62,413
Newmont Corp.	4,697	280,270
NiSource, Inc.	2,133	62,902
Northern Trust Corp.	807	77,859
NorthWestern Corp.	452	26,636
NRG Energy, Inc.	1,182	45,117
Nu Skin Enterprises, Inc., Class A	403	17,450
OGE Energy Corp.	2,011	77,544
Old National Bancorp	246	3,638
Old Republic International Corp.	1,396	31,215
Omnicom Group, Inc.	1,135	72,197
ONE Gas, Inc.	371	30,121
OneMain Holdings, Inc.	3,959	147,987
ONEOK, Inc.	7,269	403,429
Otter Tail Corp.	407	27,322
PACCAR, Inc.	1,367	112,559
Pacific Premier Bancorp, Inc.	586	17,135
Packaging Corp. of America	353	48,538
Patterson Cos., Inc.	669	20,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

Investments	Shares	Value
PepsiCo, Inc.	9,958	$1,659,600
Pfizer, Inc.	38,416	2,014,151
Philip Morris International, Inc.	21,695	2,142,164
Physicians Realty Trust	1,328	23,174
Piedmont Office Realty Trust, Inc., Class A	1,189	15,600
Pinnacle West Capital Corp.	1,047	76,557
PNC Financial Services Group, Inc.	1,774	279,884
PNM Resources, Inc.	386	18,443
PotlatchDeltic Corp.	582	25,719
PPL Corp.	8,194	222,303
Principal Financial Group, Inc.	1,697	113,343
Progressive Corp.	5,324	619,021
Prosperity Bancshares, Inc.	488	33,316
Prudential Financial, Inc.	2,876	275,176
PS Business Parks, Inc.	64	11,978
Public Service Enterprise Group, Inc.	3,110	196,801
Public Storage	1,202	375,829
Rayonier, Inc.	793	29,642
Realty Income Corp.	3,812	260,207
Regal Rexnord Corp.	467	53,014
Regency Centers Corp.	1,071	63,521
Regions Financial Corp.	5,034	94,388
Reynolds Consumer Products, Inc.(a)	1,396	38,069
Ryder System, Inc.	417	29,632
Sandy Spring Bancorp, Inc.	467	18,246
Sempra Energy	2,021	303,696
Simon Property Group, Inc.	2,445	232,079
SL Green Realty Corp.(a)	887	40,935
Sonoco Products Co.	429	24,470
South Jersey Industries, Inc.	741	25,298
Southern Co.	12,055	859,642
Southwest Gas Holdings, Inc.*	440	38,315
Spire, Inc.	435	32,351
Spirit Realty Capital, Inc.	1,758	66,417
STAG Industrial, Inc.	1,566	48,358
STORE Capital Corp.	2,184	56,959
Synovus Financial Corp.	1,227	44,233
Telephone and Data Systems, Inc.	785	12,395
TFS Financial Corp.	3,030	41,602
Trinity Industries, Inc.	590	14,290
Truist Financial Corp.	7,007	332,342
U.S. Bancorp	7,500	345,150
UDR, Inc.	1,248	57,458
UGI Corp.	1,804	69,652
Umpqua Holdings Corp.	2,687	45,061
United Bankshares, Inc.	1,452	50,922
Uniti Group, Inc.	2,297	21,638
Unum Group	1,608	54,704
Valley National Bancorp	2,649	27,576
Ventas, Inc.	2,348	120,758
Verizon Communications, Inc.	36,696	1,862,322
VF Corp.	1,942	85,778
VICI Properties, Inc.(a)	7,353	219,046
Virtu Financial, Inc., Class A	420	9,832
W.P. Carey, Inc.	2,643	218,999
Washington Real Estate Investment Trust	741	15,791
Watsco, Inc.	247	58,989
Webster Financial Corp.	510	21,497
WEC Energy Group, Inc.	2,623	263,979
Welltower, Inc.	2,252	185,452
WesBanco, Inc.	534	16,933
Western Union Co.	3,048	50,201
Williams Cos., Inc.	11,729	366,062
Xcel Energy, Inc.	2,401	169,895
Xerox Holdings Corp.	1,669	24,785

Total United States		46,187,997

TOTAL COMMON STOCKS (Cost: $76,742,557)		77,203,067

RIGHTS - 0.0%

Spain - 0.0%
Fomento de Construcciones y Contratas SA, expiring 7/7/22*(a) (Cost: $428)	1,015	364
EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree International High Dividend Fund(a)(d)	4,677	161,684
WisdomTree U.S. High Dividend Fund(d)	661	54,394

TOTAL EXCHANGE-TRADED FUNDS (Cost: $225,496)		216,078

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

United States - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(e) (Cost: $2,609,399)	2,609,399	2,609,399

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $79,577,880)		80,028,908
Other Assets less Liabilities - (2.9)%		(2,237,710)

NET ASSETS - 100.0%		$77,791,198

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,643,181 and the total market value of the collateral held by the Fund was $3,824,742. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,215,343.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree International High Dividend Fund	$2,943	$407,375	$220,338	$(20,579)	$(7,717)	$161,684	$7,392
WisdomTree U.S. High Dividend Fund	969	136,230	76,069	(4,748)	(1,988)	54,394	499

Total	$3,912	$543,605	$296,407	$(25,327)	$(9,705)	$216,078	$7,891

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) SA	7/1/2022	390,504	BRL	74,693	USD	$—	$(19)
HSBC Holdings PLC	7/1/2022	80,675	MYR	18,331	USD	—	(27)

						$—	$(46)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Sweden	272,942	42,479	—		315,421
Other	76,887,646	—	—		76,887,646
Rights	364	—	—		364
Exchange-Traded Funds	216,078	—	—		216,078
Investment of Cash Collateral for Securities Loaned	—	2,609,399	—		2,609,399

Total Investments in Securities	$77,377,030	$2,651,878	$0		$80,028,908

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(46)	$—		$(46)

Total - Net	$77,377,030	$2,651,832	$0		$80,028,862

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 0.9%
MercadoLibre, Inc.*	133	$84,704

China - 6.1%
Alibaba Group Holding Ltd., ADR*	1,943	220,880
Bilibili, Inc., Class Z*	3,900	99,899
JD Health International, Inc.*(a)(b)	15,250	119,618
Meituan, Class B*(a)	6,200	153,441

Total China		593,838

France - 0.9%
Adevinta ASA*	12,044	86,736

Germany - 0.8%
Delivery Hero SE*(a)	2,184	81,672

Israel - 0.8%
Fiverr International Ltd.*(b)	2,182	75,039

Netherlands - 0.6%
Just Eat Takeaway.com NV*(a)	3,741	58,923

Poland - 0.9%
Allegro.eu SA*(a)	17,053	90,445

United Kingdom - 1.8%
Farfetch Ltd., Class A*	10,259	73,454
London Stock Exchange Group PLC	1,176	109,000

Total United Kingdom		182,454

United States - 87.1%
ACV Auctions, Inc., Class A*	13,276	86,825
Airbnb, Inc., Class A*	1,253	111,617
Alphabet, Inc., Class A*	422	919,648
Amazon.com, Inc.*	6,623	703,429
Angi, Inc., Class A*	20,507	93,922
Appian Corp.*(b)	2,327	110,207
Apple, Inc.	6,741	921,629
Bumble, Inc., Class A*	3,425	96,414
Cargurus, Inc.*	4,340	93,267
Cboe Global Markets, Inc.	1,032	116,812
Chegg, Inc.*	5,480	102,914
CoStar Group, Inc.*	2,053	124,022
Coupa Software, Inc.*	1,618	92,388
Coursera, Inc.*	6,787	96,240
DoorDash, Inc., Class A*	1,706	109,474
Dropbox, Inc., Class A*	5,114	107,343
Etsy, Inc.*	1,430	104,690
GoodRx Holdings, Inc., Class A*	15,211	90,049
IAA, Inc.*	3,016	98,834
Intercontinental Exchange, Inc.	1,465	137,768
Lyft, Inc. , Class A*	6,768	89,879
MarketAxess Holdings, Inc.	413	105,732
MasterCard, Inc., Class A	904	285,194
Match Group, Inc.*	1,491	103,908
Meta Platforms, Inc., Class A*	2,416	389,580
Microsoft Corp.	3,690	947,703
Nasdaq, Inc.	789	120,354
PayPal Holdings, Inc.*	1,968	137,445
Pinterest, Inc., Class A*	6,108	110,921
Redfin Corp.*(b)	10,886	89,701
ROBLOX Corp., Class A*	3,667	120,498
Roku, Inc.*	1,356	111,382
Salesforce, Inc.*	1,194	197,058
Snap, Inc., Class A*	8,354	109,688
Snowflake, Inc., Class A*	999	138,921
Teladoc Health, Inc.*(b)	3,360	111,586
Tradeweb Markets, Inc., Class A	1,744	119,028
Twitter, Inc.*	3,290	123,013
Uber Technologies, Inc.*	5,524	113,021
Upstart Holdings, Inc.*(b)	2,470	78,101
Upwork, Inc.*	6,140	126,975
Visa, Inc., Class A	1,948	383,542
Zillow Group, Inc., Class A*	2,950	93,839

Total United States		8,524,561

TOTAL COMMON STOCKS (Cost: $14,540,422)		9,778,372

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $443,230)	443,230	443,230

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $14,983,652)		10,221,602
Other Assets less Liabilities - (4.4)%		(432,864)

NET ASSETS - 100.0%		$9,788,738

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $520,878 and the total market value of the collateral held by the Fund was $541,129. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $97,899.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,778,372	$—	$—	$9,778,372
Investment of Cash Collateral for Securities Loaned	—	443,230	—	443,230

Total Investments in Securities	$9,778,372	$443,230	$—	$10,221,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 102.2%

India - 102.2%

Aerospace & Defense - 0.8%
Bharat Dynamics Ltd.	39,261	$338,682
Bharat Electronics Ltd.	1,125,212	3,335,492
Hindustan Aeronautics Ltd.	61,221	1,371,983
Mazagon Dock Shipbuilders Ltd.	74,607	232,637

Total Aerospace & Defense		5,278,794

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.	25,848	86,065
Gateway Distriparks Ltd.	103,244	87,853
TCI Express Ltd.	5,347	107,952
Transport Corp. of India Ltd.	7,138	61,015

Total Air Freight & Logistics		342,885

Auto Components - 0.8%
Apollo Tyres Ltd.	128,763	301,802
Balkrishna Industries Ltd.	41,688	1,134,493
Bosch Ltd.	214	41,269
Ceat Ltd.	31,256	367,762
Endurance Technologies Ltd.(a)	16,655	297,722
Exide Industries Ltd.	77,311	134,901
Gabriel India Ltd.	1,308	2,133
JK Tyre & Industries Ltd.	368,690	474,795
Minda Industries Ltd.	9,367	109,496
Motherson Sumi Wiring India Ltd.*	572,397	510,263
Samvardhana Motherson International Ltd.	474,826	710,383
Sundram Fasteners Ltd.	19,353	177,644
Suprajit Engineering Ltd.	19,911	83,819
Tube Investments of India Ltd.	33,917	790,799
TVS Srichakra Ltd.	4,167	82,303

Total Auto Components		5,219,584

Automobiles - 3.0%
Bajaj Auto Ltd.	70,358	3,302,276
Eicher Motors Ltd.	55,337	1,958,035
Hero MotoCorp Ltd.	111,965	3,855,915
Mahindra & Mahindra Ltd.	298,867	4,136,965
Maruti Suzuki India Ltd.	49,467	5,305,930
TVS Motor Co. Ltd.	88,335	941,766

Total Automobiles		19,500,887

Banks - 11.6%
AU Small Finance Bank Ltd.*(a)	131,748	987,119
Axis Bank Ltd.	953,314	7,687,111
Bandhan Bank Ltd.(a)	531,534	1,773,519
Bank of Baroda	398,478	491,459
Bank of India*	712,955	400,387
Bank of Maharashtra	755,635	148,788
Canara Bank	546,279	1,253,766
City Union Bank Ltd.	324,006	545,874
CSB Bank Ltd.*	22,493	54,970
DCB Bank Ltd.	431,141	405,632
Equitas Small Finance Bank Ltd.*(a)	43,706	21,833
Federal Bank Ltd.	2,802,692	3,201,150
ICICI Bank Ltd.	3,036,791	27,194,512
IDFC First Bank Ltd.*	558,462	222,402
Indian Bank	871,391	1,653,461
Indian Overseas Bank*	116,812	24,332
IndusInd Bank Ltd.	373,664	3,758,523
Jammu & Kashmir Bank Ltd.*	783,150	250,894
Karnataka Bank Ltd.	256,876	211,427
Karur Vysya Bank Ltd.	1,247,380	709,991
Kotak Mahindra Bank Ltd.	499,780	10,512,325
Punjab National Bank	572,754	210,325
RBL Bank Ltd.*(a)	412,036	435,397
South Indian Bank Ltd.*	1,976,915	190,250
State Bank of India	1,911,134	11,274,777
Union Bank of India Ltd.	2,268,907	984,014
Yes Bank Ltd.*(b)	3,906,791	625,799

Total Banks		75,230,037

Beverages - 0.2%
Radico Khaitan Ltd.	49,989	552,286
United Spirits Ltd.*	55,560	534,511
Varun Beverages Ltd.	48,326	483,765

Total Beverages		1,570,562

Biotechnology - 0.1%
Biocon Ltd.	150,825	588,995

Building Products - 0.1%
Astral Ltd.	14,967	313,753
Blue Star Ltd.	23,240	265,955
Kajaria Ceramics Ltd.	9,595	115,144
Prince Pipes & Fittings Ltd.	19,181	145,280

Total Building Products		840,132

Capital Markets - 0.4%
Care Ratings Ltd.	20,769	110,403
CRISIL Ltd.	7,811	325,080
Edelweiss Financial Services Ltd.	276,342	180,385
Geojit Financial Services Ltd.	123,527	83,292
HDFC Asset Management Co. Ltd.(a)	1,075	24,398
ICICI Securities Ltd.(a)	67,355	365,805
IIFL Securities Ltd.	148,711	131,062
IIFL Wealth Management Ltd.	1,814	34,020
Indian Energy Exchange Ltd.(a)	106,217	213,517
JM Financial Ltd.	417,210	321,998
Motilal Oswal Financial Services Ltd.	51,531	500,155
Multi Commodity Exchange of India Ltd.	10,857	179,815
Nippon Life India Asset Management Ltd.(a)	59,280	203,611
UTI Asset Management Co. Ltd.	2,623	21,453

Total Capital Markets		2,694,994

Chemicals - 4.9%
Aarti Industries Ltd.	75,783	670,481
Advanced Enzyme Technologies Ltd.	43,806	147,661
Alkyl Amines Chemicals	2,912	92,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

Investments	Shares	Value
Asian Paints Ltd.	90,858	$3,100,832
Atul Ltd.	1,720	174,909
Balaji Amines Ltd.	4,768	173,115
BASF India Ltd.	1,638	56,594
Bayer CropScience Ltd.	571	36,204
Berger Paints India Ltd.	75,654	544,419
Bhansali Engineering Polymers Ltd.	134,527	181,675
Carborundum Universal Ltd.	3,374	30,629
Castrol India Ltd.	355,482	464,988
Chambal Fertilisers and Chemicals Ltd.	546,781	1,842,740
Coromandel International Ltd.	81,908	988,580
DCM Shriram Ltd.	83,256	995,677
Deepak Fertilisers & Petrochemicals Corp. Ltd.	79,039	595,051
Deepak Nitrite Ltd.	44,390	976,021
Dhanuka Agritech Ltd.	7,051	62,053
EID Parry India Ltd.	150,647	1,012,166
Finolex Industries Ltd.	277,934	479,339
Galaxy Surfactants Ltd.	4,471	165,318
GHCL Ltd.	84,849	606,667
Gujarat Alkalies & Chemicals Ltd.	29,861	260,656
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	263,400	1,907,146
Gujarat State Fertilizers & Chemicals Ltd.	508,547	850,020
Gulf Oil Lubricants India Ltd.	48,416	246,456
Himadri Speciality Chemical Ltd.	236,272	178,462
I G Petrochemicals Ltd.	10,150	76,659
India Glycols Ltd.	7,455	69,563
INEOS Styrolution India Ltd.	3,147	30,439
Jindal Poly Films Ltd.	29,191	363,924
Jubilant Ingrevia Ltd.	64,292	395,533
Kansai Nerolac Paints Ltd.	58,476	274,341
Kiri Industries Ltd.*	79,554	472,000
Linde India Ltd.	13,049	528,445
Manali Petrochemicals Ltd.	180,636	223,472
National Fertilizers Ltd.*	271,277	141,869
Navin Fluorine International Ltd.	14,620	676,012
NOCIL Ltd.	4,775	15,309
PCBL Ltd.	189,191	250,945
PI Industries Ltd.	29,201	946,405
Pidilite Industries Ltd.	38,285	1,013,161
Polyplex Corp. Ltd.	40,205	1,121,194
Rain Industries Ltd.	233,426	433,023
Rallis India Ltd.	23,578	56,323
Rashtriya Chemicals & Fertilizers Ltd.	322,978	319,614
SH Kelkar & Co. Ltd.(a)	48,210	82,749
Sharda Cropchem Ltd.	41,019	328,292
Solar Industries India Ltd.	3,445	119,758
SRF Ltd.	65,826	1,877,278
Sudarshan Chemical Industries	26,092	138,517
Sumitomo Chemical India Ltd.	19,740	106,021
Supreme Industries Ltd.	25,839	578,095
Supreme Petrochem Ltd.	24,300	272,747
Tata Chemicals Ltd.	3,714	37,310
Thirumalai Chemicals Ltd.	1,733	5,396
UPL Ltd.	487,850	3,906,630
Valiant Organics Ltd.*(a)	4,789	32,319
Vinati Organics Ltd.*	10,526	264,295

Total Chemicals		31,998,316

Commercial Services & Supplies - 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	38,368	279,941
ION Exchange India Ltd.	1,736	38,563
SIS Ltd.*	26,593	152,845

Total Commercial Services & Supplies		471,349

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	146,802	275,954

Construction & Engineering - 2.8%
Ashoka Buildcon Ltd.*	268,382	248,595
Dilip Buildcon Ltd.(a)	4,852	11,698
Engineers India Ltd.	557,115	402,109
GE Power India Ltd.	2,718	4,483
HG Infra Engineering Ltd.	5,119	33,687
IRB Infrastructure Developers Ltd.*	204,272	523,144
IRCON International Ltd.(a)	377,532	172,339
J Kumar Infraprojects Ltd.	10,168	36,766
Kalpataru Power Transmission Ltd.	114,476	517,061
KEC International Ltd.	122,741	608,090
KNR Constructions Ltd.	179,981	531,129
Larsen & Toubro Ltd.	649,460	12,814,854
NBCC India Ltd.	247,840	89,128
NCC Ltd.	699,437	479,148
PNC Infratech Ltd.	15,705	48,156
Praj Industries Ltd.	17,149	79,021
PSP Projects Ltd.	8,940	62,624
Rail Vikas Nigam Ltd.	666,389	253,147
Techno Electric & Engineering Co. Ltd.	54,004	194,106
Voltas Ltd.	76,678	944,147
Welspun Enterprises Ltd.	213,951	264,552

Total Construction & Engineering		18,317,984

Construction Materials - 2.5%
ACC Ltd.	41,286	1,109,333
Ambuja Cements Ltd.	453,853	2,086,152
Birla Corp. Ltd.	51,494	567,903
Dalmia Bharat Ltd.	15,470	251,456
Grasim Industries Ltd.	365,844	6,118,440
HeidelbergCement India Ltd.	78,293	168,934
HIL Ltd.	1,406	63,223
India Cements Ltd.	135,431	268,384
JK Cement Ltd.	20,089	536,474
JK Lakshmi Cement Ltd.	103,473	550,629
KCP Ltd.	80,734	108,722
Orient Cement Ltd.	29,062	42,743
Ramco Cements Ltd.	72,497	584,584
Sagar Cements Ltd.	23,079	50,280
Shree Cement Ltd.	87	20,942
Star Cement Ltd.*	28,729	31,067
UltraTech Cement Ltd.	47,591	3,379,113

Total Construction Materials		15,938,379

Consumer Finance - 2.6%
Bajaj Finance Ltd.	57,228	3,913,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

Investments	Shares	Value
Capri Global Capital Ltd.	15,383	$133,898
Cholamandalam Financial Holdings Ltd.	97,358	731,302
Cholamandalam Investment and Finance Co. Ltd.	306,613	2,405,227
Equitas Holdings Ltd.*	558,388	579,794
Mahindra & Mahindra Financial Services Ltd.	406,012	901,763
Manappuram Finance Ltd.	1,052,072	1,132,370
MAS Financial Services Ltd.(a)	9,621	60,189
Muthoot Finance Ltd.	117,750	1,455,688
Paisalo Digital Ltd.	66,580	60,870
Repco Home Finance Ltd.	134,319	224,680
SBI Cards & Payment Services Ltd.	15,383	149,647
Shriram City Union Finance Ltd.	18,293	384,646
Shriram Transport Finance Co. Ltd.	226,843	3,680,589
Sundaram Finance Ltd.	53,705	1,198,005

Total Consumer Finance		17,012,180

Containers & Packaging - 0.3%
Cosmo Films Ltd.	1,630	20,383
EPL Ltd.	2,790	5,269
Huhtamaki India Ltd.	44,770	93,568
Jai Corp. Ltd.	41,423	60,714
Time Technoplast Ltd.	237,019	309,132
Uflex Ltd.	192,925	1,418,371

Total Containers & Packaging		1,907,437

Diversified Financial Services - 2.8%
Aditya Birla Capital Ltd.*	107,059	121,195
Bajaj Finserv Ltd.	16,247	2,248,987
Bajaj Holdings & Investment Ltd.	43,099	2,502,359
Housing & Urban Development Corp. Ltd.	790,481	348,333
Indian Railway Finance Corp. Ltd.(a)	57,382	14,278
L&T Finance Holdings Ltd.*	697,522	597,075
Piramal Enterprises Ltd.	722	15,137
Power Finance Corp. Ltd.	5,318,698	7,034,575
REC Ltd.	3,570,516	5,595,003

Total Diversified Financial Services		18,476,942

Diversified Telecommunication Services - 0.6%
HFCL Ltd.	612,163	427,501
Indus Towers Ltd.	943,666	2,498,598
Railtel Corp. of India Ltd.	76,742	88,527
Tata Communications Ltd.	52,706	610,168

Total Diversified Telecommunication Services		3,624,794

Electric Utilities - 3.7%
Adani Transmission Ltd.*	46,457	1,455,169
CESC Ltd.	1,823,106	1,643,675
Power Grid Corp. of India Ltd.	6,417,787	17,220,287
SJVN Ltd.	1,480,701	504,364
Tata Power Co. Ltd.	844,848	2,163,136
Torrent Power Ltd.	202,305	1,156,998

Total Electric Utilities		24,143,629

Electrical Equipment - 0.6%
ABB India Ltd.	2,554	74,412
Amara Raja Batteries Ltd.	25,377	147,399
Dhampur Bio Organics Ltd.*†	79,197	26,274
Finolex Cables Ltd.	100,232	477,600
Havells India Ltd.	104,290	1,450,268
KEI Industries Ltd.	73,244	1,068,946
Polycab India Ltd.	15,712	437,940
Suzlon Energy Ltd.*	893,493	77,501
V-Guard Industries Ltd.	71,929	205,115

Total Electrical Equipment		3,965,455

Electronic Equipment, Instruments & Components - 0.2%
Redington India Ltd.	873,332	1,388,418

Equity Real Estate Investment Trusts (REITs) - 0.0%
Mindspace Business Parks REIT(a)	51,480	228,410

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.*(a)	15,308	660,237

Food Products - 1.5%
ADF Foods Ltd.	1,995	18,248
Avanti Feeds Ltd.	42,403	232,412
Balrampur Chini Mills Ltd.	308,212	1,402,853
Bombay Burmah Trading Co.	4,090	46,779
Britannia Industries Ltd.	26,809	1,176,748
CCL Products India Ltd.	62,461	303,279
Dalmia Bharat Sugar & Industries Ltd.	16,445	64,793
Dhampur Sugar Mills Ltd.	73,881	199,361
Godrej Agrovet Ltd.(a)	13,618	87,418
Gujarat Ambuja Exports Ltd.	93,206	333,652
Heritage Foods Ltd.	44,343	148,657
Kaveri Seed Co. Ltd.	52,621	338,891
KRBL Ltd.	111,437	307,405
LT Foods Ltd.	449,977	430,191
Marico Ltd.	202,458	1,225,169
Nestle India Ltd.	7,593	1,679,695
Tata Coffee Ltd.	35,373	86,851
Tata Consumer Products Ltd.	128,933	1,153,209
Triveni Engineering & Industries Ltd.	62,050	185,783
Venky’s India Ltd.	7,620	183,001

Total Food Products		9,604,395

Gas Utilities - 1.5%
Adani Total Gas Ltd.	13,307	403,208
GAIL India Ltd.	3,555,535	6,087,034
Gujarat Gas Ltd.	125,861	667,535
Gujarat State Petronet Ltd.	522,604	1,441,963
Indraprastha Gas Ltd.	221,750	999,346
Mahanagar Gas Ltd.	896	8,629

Total Gas Utilities		9,607,715

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	9,419	89,553

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	13,893	648,009
Aster DM Healthcare Ltd.*(a)	63,969	144,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

Investments	Shares	Value
Dr. Lal PathLabs Ltd.(a)	5,499	$150,432
Metropolis Healthcare Ltd.(a)	1,027	18,290

Total Health Care Providers & Services		960,914

Hotels, Restaurants & Leisure - 0.1%
Jubilant Foodworks Ltd.	91,595	594,125

Household Durables - 0.3%
Amber Enterprises India Ltd.*	4,555	129,583
Bajaj Electricals Ltd.*	4,657	60,382
Crompton Greaves Consumer Electricals Ltd.	210,664	907,371
Dixon Technologies India Ltd.	719	32,548
Orient Electric Ltd.	48,009	165,385
Symphony Ltd.	8,060	89,477
Whirlpool of India Ltd.	18,027	356,294

Total Household Durables		1,741,040

Household Products - 0.0%
Jyothy Labs Ltd.	34,847	66,034

Independent Power & Renewable Electricity Producers - 4.1%
Adani Power Ltd.*	368,782	1,227,444
Jaiprakash Power Ventures Ltd.*	3,468,866	283,316
JSW Energy Ltd.	246,819	649,923
NHPC Ltd.	5,344,952	2,081,196
NLC India Ltd.	193,555	156,001
NTPC Ltd.	11,453,006	20,724,107
PTC India Ltd.	1,003,459	966,325
Reliance Power Ltd.*	1,800,332	262,165

Total Independent Power & Renewable Electricity Producers		26,350,477

Industrial Conglomerates - 0.4%
Apar Industries Ltd.	9,329	109,388
Balmer Lawrie & Co. Ltd.	178,352	244,924
Godrej Industries Ltd.*	45,941	252,385
Nava Bharat Ventures Ltd.	388,827	873,688
Siemens Ltd.	41,900	1,273,594

Total Industrial Conglomerates		2,753,979

Insurance - 0.6%
General Insurance Corp. of India(a)	341,567	498,256
HDFC Life Insurance Co. Ltd.(a)	64,997	452,668
ICICI Lombard General Insurance Co. Ltd.(a)	41,040	582,529
ICICI Prudential Life Insurance Co. Ltd.(a)	102,183	632,720
Max Financial Services Ltd.*	45,385	449,612
New India Assurance Co. Ltd.*(a)	265,021	267,798
SBI Life Insurance Co. Ltd.(a)	65,991	903,807

Total Insurance		3,787,390

Interactive Media & Services - 0.3%
Brightcom Group Ltd.	2,278,387	904,460
Info Edge India Ltd.	11,617	552,926
Just Dial Ltd.*	35,183	251,824

Total Interactive Media & Services		1,709,210

IT Services - 12.0%
Cigniti Technologies Ltd.	5,367	31,717
Coforge Ltd.	11,737	526,016
Computer Age Management Services Ltd.	1,672	47,801
eClerx Services Ltd.	14,268	346,933
Firstsource Solutions Ltd.	257,331	335,298
HCL Technologies Ltd.	764,460	9,421,136
Hinduja Global Solutions Ltd.	2,314	31,267
Infibeam Avenues Ltd.	540,906	96,575
Infosys Ltd.	1,835,961	33,986,405
Larsen & Toubro Infotech Ltd.(a)	17,739	892,976
Mastek Ltd.	1,062	28,845
Mindtree Ltd.	23,648	864,516
Mphasis Ltd.	47,727	1,386,408
NIIT Ltd.	10,013	52,441
Persistent Systems Ltd.	22,335	962,097
Sonata Software Ltd.	46,254	392,095
Tata Consultancy Services Ltd.	466,901	19,315,740
Tech Mahindra Ltd.	340,864	4,316,237
Vakrangee Ltd.	284,365	96,322
Wipro Ltd.	859,359	4,527,352

Total IT Services		77,658,177

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	41,258	1,896,648
Syngene International Ltd.(a)	37,182	261,189

Total Life Sciences Tools & Services		2,157,837

Machinery - 0.8%
AIA Engineering Ltd.	29,987	844,409
BEML Ltd.	15,474	245,917
Cochin Shipyard Ltd.(a)	111,311	439,338
Cummins India Ltd.	80,754	1,047,304
Escorts Kubota Ltd.	53,285	974,848
Grindwell Norton Ltd.	881	18,776
ISGEC Heavy Engineering Ltd.	5,020	31,071
Jamna Auto Industries Ltd.	137,813	213,161
Kirloskar Brothers Ltd.	8,332	32,401
Kirloskar Oil Engines Ltd.	25,623	43,785
Schaeffler India Ltd.	4,181	121,265
SKF India Ltd.	14,662	675,392
Thermax Ltd.	19,281	512,016
Timken India Ltd.	10,140	305,243

Total Machinery		5,504,926

Marine - 0.1%
Shipping Corp. of India Ltd.	425,651	526,320

Media - 0.6%
Affle India Ltd.*	612	8,217
DB Corp. Ltd.	415,872	393,373
Jagran Prakashan Ltd.*	270,569	170,621
Sun TV Network Ltd.	122,800	641,504
TV Today Network Ltd.	36,376	117,664
TV18 Broadcast Ltd.*	661,231	326,125
Zee Entertainment Enterprises Ltd.	856,302	2,321,495

Total Media		3,978,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

Investments	Shares	Value
Metals & Mining - 6.2%
APL Apollo Tubes Ltd.*	78,490	$844,757
Godawari Power and Ispat Ltd.	164,270	519,399
Hindalco Industries Ltd.	1,112,309	4,769,805
Hindustan Zinc Ltd.	329,513	1,040,414
Indian Metals & Ferro Alloys Ltd.	35,905	118,391
Jindal Saw Ltd.	309,307	308,631
Jindal Stainless Hisar Ltd.*	122,400	316,181
Jindal Stainless Ltd.*	65,343	82,576
Jindal Steel & Power Ltd.	643,793	2,684,084
JSW Steel Ltd.	1,027,169	7,342,264
Kalyani Steels Ltd.	65,703	234,284
Kirloskar Ferrous Industries Ltd.	83,970	206,117
Maithan Alloys Ltd.	13,015	131,151
Mishra Dhatu Nigam Ltd.(a)	173,432	359,393
National Aluminium Co. Ltd.	219,808	191,494
NMDC Ltd.	2,310,615	3,165,767
Ratnamani Metals & Tubes Ltd.	1,438	30,125
Ratnamani Metals & Tubes Ltd.*	719	15,062
Sarda Energy & Minerals Ltd.	26,791	275,518
Steel Authority of India Ltd.	2,728,853	2,368,709
Sunflag Iron & Steel Co.*	295,797	300,208
Surya Roshni Ltd.	15,649	70,653
Tata Metaliks Ltd.	30,229	258,070
Tata Steel Long Products Ltd.	28,810	209,985
Tata Steel Ltd.	539,422	5,922,385
Tinplate Co. of India Ltd.	5,686	22,705
Usha Martin Ltd.*	191,653	294,860
Vedanta Ltd.	2,205,213	6,227,009
Welspun Corp. Ltd.	665,694	1,844,783

Total Metals & Mining		40,154,780

Oil, Gas & Consumable Fuels - 19.9%
Aegis Logistics Ltd.	93,148	246,515
Bharat Petroleum Corp. Ltd.	1,995,111	7,791,221
Chennai Petroleum Corp. Ltd.*	110,253	437,815
Coal India Ltd.	5,145,403	12,092,650
Great Eastern Shipping Co. Ltd.	290,598	1,455,704
Hindustan Oil Exploration Co. Ltd.*	22,327	52,840
Hindustan Petroleum Corp. Ltd.	3,554,248	9,775,335
Indian Oil Corp. Ltd.*	14,347,928	13,489,932
Oil & Natural Gas Corp. Ltd.	7,475,539	14,345,727
Oil India Ltd.	1,294,066	4,121,151
Petronet LNG Ltd.	1,047,419	2,882,069
Reliance Industries Ltd.	1,909,840	62,772,183

Total Oil, Gas & Consumable Fuels		129,463,142

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	40,152	267,282
Greenply Industries Ltd.	2,186	4,736
JK Paper Ltd.	151,376	566,803

Total Paper & Forest Products		838,821

Personal Products - 1.5%
Bajaj Consumer Care Ltd.	166,427	291,559
Colgate-Palmolive India Ltd.	38,383	722,654
Dabur India Ltd.	191,024	1,199,637
Emami Ltd.	53,057	282,341
Godrej Consumer Products Ltd.*	163,131	1,564,847
Hindustan Unilever Ltd.	208,275	5,882,785

Total Personal Products		9,943,823

Pharmaceuticals - 3.8%
Aarti Drugs Ltd.	35,397	181,013
Ajanta Pharma Ltd.	13,441	210,297
Ajanta Pharma Ltd.*	7,091	110,938
Alembic Ltd.	273,850	216,209
Alembic Pharmaceuticals Ltd.	78,552	724,372
Alkem Laboratories Ltd.	14,787	561,456
Amrutanjan Health Care Ltd.	4,131	41,269
AstraZeneca Pharma India Ltd.	870	29,802
Aurobindo Pharma Ltd.	536,338	3,484,694
Caplin Point Laboratories Ltd.	17,356	156,127
Cipla Ltd.	268,273	3,115,768
Dr. Reddy’s Laboratories Ltd.	57,701	3,210,316
Eris Lifesciences Ltd.(a)	12,413	104,871
FDC Ltd.*	54,631	165,092
Gland Pharma Ltd.*(a)	796	27,232
GlaxoSmithKline Pharmaceuticals Ltd.	1,000	18,989
Glenmark Pharmaceuticals Ltd.	181,378	887,339
Granules India Ltd.	167,143	576,209
Indoco Remedies Ltd.	13,894	64,577
IOL Chemicals and Pharmaceuticals Ltd.	88,067	362,260
Ipca Laboratories Ltd.	63,180	718,023
JB Chemicals & Pharmaceuticals Ltd.	13,676	272,342
Jubilant Pharmova Ltd.	121,824	530,196
Laurus Labs Ltd.(a)	140,710	827,984
Lupin Ltd.	4,237	32,778
Marksans Pharma Ltd.	451,649	249,351
Morepen Laboratories Ltd.*	294,252	143,824
Natco Pharma Ltd.	62,797	516,705
Pfizer Ltd.	3,293	170,143
Sanofi India Ltd.	381	31,057
Shilpa Medicare Ltd.	7,886	38,880
Solara Active Pharma Sciences Ltd.	8,819	39,342
Strides Pharma Science Ltd.	76,043	318,433
Sun Pharmaceutical Industries Ltd.	379,513	3,991,560
Suven Pharmaceuticals Ltd.	113,741	665,833
Torrent Pharmaceuticals Ltd.	19,382	701,983
Wockhardt Ltd.*	98,463	260,020
Zydus Lifesciences Ltd.	183,793	830,847

Total Pharmaceuticals		24,588,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

Investments	Shares		Value
Professional Services - 0.1%
L&T Technology Services Ltd.(a)	14,524		$557,401

Real Estate Management & Development - 0.4%
DLF Ltd.	9,251		36,631
NESCO Ltd.	17,214		120,071
Oberoi Realty Ltd.	93,100		869,609
Phoenix Mills Ltd.	25,738		385,781
Prestige Estates Projects Ltd.	145,032		710,996
Sobha Ltd.	44,603		325,913
Sunteck Realty Ltd.	15,604		98,112

Total Real Estate Management & Development			2,547,113

Road & Rail - 0.0%
Container Corp. Of India Ltd.	28,863		217,206

Software - 0.5%
Birlasoft Ltd.	171,746		768,233
Cyient Ltd.	63,128		604,841
Intellect Design Arena Ltd.*	10,543		84,554
KPIT Technologies Ltd.	9,213		60,389
Oracle Financial Services Software Ltd.	9,038		354,585
Subex Ltd.	25,451		8,234
Tanla Platforms Ltd.	2,190		27,860
Tata Elxsi Ltd.	10,906		1,128,342
Zensar Technologies Ltd.	6,583		22,682

Total Software			3,059,720

Textiles, Apparel & Luxury Goods - 0.6%
Filatex India Ltd.	90,069		106,467
Garware Technical Fibres Ltd.	1,789		69,735
Indo Count Industries Ltd.	31,020		51,476
Kalyan Jewellers India Ltd.*	17,775		13,482
KPR Mill Ltd.	6,689		43,676
LUX Industries Ltd.	4,632		102,904
Page Industries Ltd.	586		298,048
Rajesh Exports Ltd.	70,350		557,117
Relaxo Footwears Ltd.	16,939		206,738
Rupa & Co. Ltd.	5,704		25,052
Titan Co. Ltd.	76,265		1,874,696
Trident Ltd.	447,864		219,473
Vaibhav Global Ltd.	3,881		14,738
Vardhman Textiles Ltd.	7,917		26,571
Welspun India Ltd.	387,580		340,846

Total Textiles, Apparel & Luxury Goods			3,951,019

Thrifts & Mortgage Finance - 5.5%
Aavas Financiers Ltd.*	6,592		168,234
Can Fin Homes Ltd.	105,153		567,691
Housing Development Finance Corp. Ltd.	1,121,331		30,823,912
IIFL Finance Ltd.	137,296		562,849
Indiabulls Housing Finance Ltd.*	107,353		128,801
LIC Housing Finance Ltd.	707,432		2,932,386
PNB Housing Finance Ltd.*(a)	59,936		250,680

Total Thrifts & Mortgage Finance			35,434,553

Tobacco - 1.5%
Godfrey Phillips India Ltd.	22,262		298,570
ITC Ltd.	2,752,678		9,533,159

Total Tobacco			9,831,729

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	58,928		1,634,814
IndiaMart InterMesh Ltd.(a)	356		17,171
MSTC Ltd.	4,510		13,752

Total Trading Companies & Distributors			1,665,737

Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	566,155		4,817,936
Gujarat Pipavav Port Ltd.	404,935		395,334

Total Transportation Infrastructure			5,213,270

Water Utilities - 0.0%
VA Tech Wabag Ltd.*	38,328		113,981

TOTAL COMMON STOCKS (Cost: $401,939,157)			664,347,871

	Principal Amount

FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $11,593)	843,639	INR	10,509

	Shares
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund*(c) (Cost: $26,901)	1,100		32,885

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $401,977,651)			664,391,265
Other Assets less Liabilities - (2.2)%			(14,450,478)

NET ASSETS - 100.0%			$649,940,787

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $26,274, which represent less than 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At June 30, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks
Yes Bank Ltd.	3,906,791	9/21/15 – 3/13/20	$3,947,791	$625,799	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$38,156	$—	$—	$—	$(5,271)	$32,885	$677

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Electrical Equipment	$3,939,181	$—	$26,274	*	$3,965,455
Other	660,382,416	—	—		660,382,416
Foreign Corporate Bond	—	10,509	—		10,509
Exchange-Traded Fund	32,885	—	—		32,885

Total Investments in Securities	$664,354,482	$10,509	$26,274		$664,391,265

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 101.0%

India - 101.0%

Airlines - 0.2%
InterGlobe Aviation Ltd.*(a)	617	$12,549

Auto Components - 1.6%
Balkrishna Industries Ltd.	613	16,682
Bharat Forge Ltd.	1,914	15,797
Bosch Ltd.	83	16,006
Exide Industries Ltd.	2,632	4,593
Motherson Sumi Wiring India Ltd.*	9,224	8,223
Samvardhana Motherson International Ltd.	9,224	13,800
Sundram Fasteners Ltd.	524	4,810
Tube Investments of India Ltd.	633	14,759

Total Auto Components		94,670

Automobiles - 6.0%
Bajaj Auto Ltd.	560	26,284
Eicher Motors Ltd.	914	32,341
Hero MotoCorp Ltd.	860	29,617
Mahindra & Mahindra Ltd.	6,827	94,500
Maruti Suzuki India Ltd.	926	99,325
Tata Motors Ltd.*	12,039	62,777
Tata Motors Ltd., Class A*	221	553
TVS Motor Co. Ltd.	1,352	14,414

Total Automobiles		359,811

Banks - 12.7%
AU Small Finance Bank Ltd.*(a)	2,210	16,558
Axis Bank Ltd.	16,770	135,226
Bandhan Bank Ltd.(a)	3,885	12,963
Federal Bank Ltd.	12,012	13,720
ICICI Bank Ltd.	38,858	347,974
IDFC First Bank Ltd.*	24,010	9,562
IndusInd Bank Ltd.	4,149	41,733
Kotak Mahindra Bank Ltd.	8,382	176,306
RBL Bank Ltd.*(a)	3,124	3,301
Yes Bank Ltd.*(b)	3,819	612

Total Banks		757,955

Beverages - 0.8%
United Breweries Ltd.	500	9,198
United Spirits Ltd.*	2,323	22,348
Varun Beverages Ltd.	1,797	17,989

Total Beverages		49,535

Biotechnology - 0.1%
Biocon Ltd.	1,734	6,772

Building Products - 0.4%
Astral Ltd.	721	15,115
Kajaria Ceramics Ltd.	552	6,624

Total Building Products		21,739

Capital Markets - 0.3%
HDFC Asset Management Co. Ltd.(a)	448	10,168
Indian Energy Exchange Ltd.(a)	2,818	5,664

Total Capital Markets		15,832

Chemicals - 4.6%
Aarti Industries Ltd.	1,366	12,085
Asian Paints Ltd.	3,369	114,978
Atul Ltd.	127	12,915
Berger Paints India Ltd.	2,080	14,968
Carborundum Universal Ltd.	705	6,400
Coromandel International Ltd.	1,015	12,250
Deepak Nitrite Ltd.	411	9,037
Kansai Nerolac Paints Ltd.	1,147	5,381
Navin Fluorine International Ltd.	279	12,901
PI Industries Ltd.	602	19,511
SRF Ltd.	1,040	29,660
Supreme Industries Ltd.	536	11,992
Tata Chemicals Ltd.	1,021	10,257

Total Chemicals		272,335

Construction & Engineering - 0.4%
GMR Power and Urban Infra Ltd.*	1,444	358
Voltas Ltd.	1,792	22,065

Total Construction & Engineering		22,423

Construction Materials - 3.1%
ACC Ltd.	564	15,154
Ambuja Cements Ltd.	5,123	23,548
Dalmia Bharat Ltd.	620	10,078
Grasim Industries Ltd.	3,140	52,514
JK Cement Ltd.	210	5,608
Ramco Cements Ltd.	938	7,563
Shree Cement Ltd.	56	13,480
UltraTech Cement Ltd.	831	59,004

Total Construction Materials		186,949

Consumer Finance - 3.7%
Bajaj Finance Ltd.	1,991	136,154
Cholamandalam Investment and Finance Co. Ltd.	3,079	24,153
Mahindra & Mahindra Financial Services Ltd.	4,866	10,807
Manappuram Finance Ltd.	3,397	3,656
Muthoot Finance Ltd.	840	10,385
Shriram Transport Finance Co. Ltd.	1,368	22,196
Sundaram Finance Ltd.	523	11,667

Total Consumer Finance		219,018

Diversified Financial Services - 1.2%
Bajaj Finserv Ltd.	293	40,558
Bajaj Holdings & Investment Ltd.	222	12,890
Piramal Enterprises Ltd.	903	18,932

Total Diversified Financial Services		72,380

Diversified Telecommunication Services - 0.3%
Indus Towers Ltd.	6,765	17,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2022

Investments	Shares	Value
Electric Utilities - 1.1%
Adani Transmission Ltd.*	1,909	$59,795
Torrent Power Ltd.	1,332	7,618

Total Electric Utilities		67,413

Electrical Equipment - 0.9%
ABB India Ltd.	411	11,975
CG Power & Industrial Solutions Ltd.*	4,640	11,260
Havells India Ltd.	1,889	26,269
Polycab India Ltd.	256	7,135

Total Electrical Equipment		56,639

Entertainment - 0.1%
PVR Ltd.*	292	6,880

Food & Staples Retailing - 0.8%
Avenue Supermarts Ltd.*(a)	1,072	46,236

Food Products - 2.7%
Britannia Industries Ltd.	823	36,125
Hatsun Agro Product Ltd.	427	4,764
Marico Ltd.	4,186	25,331
Nestle India Ltd.	249	55,083
Tata Consumer Products Ltd.	4,570	40,875

Total Food Products		162,178

Gas Utilities - 1.2%
Adani Total Gas Ltd.	2,131	64,570
Gujarat Gas Ltd.	1,423	7,547

Total Gas Utilities		72,117

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	741	34,562
Dr. Lal PathLabs Ltd.(a)	282	7,714
Fortis Healthcare Ltd.*	4,282	13,013
Max Healthcare Institute Ltd.*	2,163	10,051

Total Health Care Providers & Services		65,340

Hotels, Restaurants & Leisure - 0.5%
Indian Hotels Co. Ltd.	3,372	9,613
Jubilant Foodworks Ltd.	2,880	18,681

Total Hotels, Restaurants & Leisure		28,294

Household Durables - 0.4%
Crompton Greaves Consumer Electricals Ltd.	3,637	15,665
Dixon Technologies India Ltd.	168	7,605

Total Household Durables		23,270

Independent Power & Renewable Electricity Producers - 1.2%
Adani Green Energy Ltd.*	2,852	69,685

Industrial Conglomerates - 0.4%
Siemens Ltd.	724	22,007

Insurance - 1.9%
HDFC Life Insurance Co. Ltd.(a)	7,393	51,488
ICICI Lombard General Insurance Co. Ltd.(a)	1,702	24,158
ICICI Prudential Life Insurance Co. Ltd.(a)	2,971	18,397
Max Financial Services Ltd.*	1,643	16,277

Total Insurance		110,320

Interactive Media & Services - 0.5%
Info Edge India Ltd.	570	27,130

IT Services - 13.1%
Coforge Ltd.	192	8,605
Happiest Minds Technologies Ltd.	453	4,755
HCL Technologies Ltd.	8,541	105,259
Infosys Ltd.	27,705	512,861
Mphasis Ltd.	660	19,172
Persistent Systems Ltd.	356	15,335
Tech Mahindra Ltd.	4,599	58,236
Wipro Ltd.	10,997	57,935

Total IT Services		782,158

Life Sciences Tools & Services - 0.7%
Divi’s Laboratories Ltd.	920	42,293

Machinery - 0.7%
Ashok Leyland Ltd.	11,295	21,139
Cummins India Ltd.	1,073	13,916
Escorts Kubota Ltd.	327	5,982

Total Machinery		41,037

Media - 0.3%
Zee Entertainment Enterprises Ltd.	7,372	19,986

Metals & Mining - 2.8%
APL Apollo Tubes Ltd.*	958	10,311
Jindal Steel & Power Ltd.	2,866	11,949
JSW Steel Ltd.	7,487	53,517
Tata Steel Ltd.	5,815	63,844
Vedanta Ltd.	9,249	26,117

Total Metals & Mining		165,738

Multiline Retail - 0.3%
Trent Ltd.	1,436	19,532

Oil, Gas & Consumable Fuels - 12.3%
Reliance Industries Ltd.	22,209	729,960

Personal Products - 4.6%
Colgate-Palmolive India Ltd.	1,177	22,160
Dabur India Ltd.	3,908	24,542
Emami Ltd.	1,401	7,455
Godrej Consumer Products Ltd.*	2,666	25,574
Hindustan Unilever Ltd.	6,869	194,017

Total Personal Products		273,748

Pharmaceuticals - 5.2%
Alkem Laboratories Ltd.	336	12,758
Aurobindo Pharma Ltd.	1,701	11,052
Cipla Ltd.	3,989	46,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2022

Investments	Shares		Value
Dr. Reddy’s Laboratories Ltd.	956		$53,189
Gland Pharma Ltd.*(a)	384		13,137
Glenmark Pharmaceuticals Ltd.	1,172		5,734
Ipca Laboratories Ltd.	1,032		11,728
Laurus Labs Ltd.(a)	2,989		17,588
Lupin Ltd.	1,650		12,765
Natco Pharma Ltd.	531		4,369
Pfizer Ltd.	154		7,957
Sun Pharmaceutical Industries Ltd.	8,380		88,137
Torrent Pharmaceuticals Ltd.	408		14,777
Zydus Lifesciences Ltd.	2,157		9,751

Total Pharmaceuticals			309,271

Real Estate Management & Development - 0.9%
DLF Ltd.	5,218		20,661
Godrej Properties Ltd.*	936		14,021
Oberoi Realty Ltd.	793		7,407
Phoenix Mills Ltd.	599		8,978

Total Real Estate Management & Development			51,067

Software - 0.6%
Cyient Ltd.	566		5,423
Oracle Financial Services Software Ltd.	184		7,219
Tata Elxsi Ltd.	243		25,141

Total Software			37,783

Textiles, Apparel & Luxury Goods - 1.9%
Bata India Ltd.	538		11,368
Page Industries Ltd.	44		22,379
Rajesh Exports Ltd.	617		4,886
Relaxo Footwears Ltd.	271		3,308
Titan Co. Ltd.	2,833		69,639

Total Textiles, Apparel & Luxury Goods			111,580

Thrifts & Mortgage Finance - 6.5%
Aavas Financiers Ltd.*	269		6,865
Housing Development Finance Corp. Ltd.	13,805		379,481
Indiabulls Housing Finance Ltd.*	2,636		3,163

Total Thrifts & Mortgage Finance			389,509

Trading Companies & Distributors - 0.1%
IndiaMart InterMesh Ltd.(a)	96		4,631

Transportation Infrastructure - 0.1%
GMR Infrastructure Ltd.*	14,443		6,236

Wireless Telecommunication Services - 2.7%
Bharti Airtel Ltd.*	17,888		155,148
Vodafone Idea Ltd.*	66,403		7,063

Total Wireless Telecommunication Services			162,211

TOTAL COMMON STOCKS (Cost: $5,345,111)			6,014,129

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $328)	23,867	INR	297

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $5,345,439)			6,014,426
Other Assets less Liabilities - (1.0)%			(62,142)

NET ASSETS - 100.0%			$5,952,284

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At June 30, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks Yes Bank Ltd.	3,819	4/2/19 – 10/18/19	$11,551	$612	0.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,014,129	$—	$—	$6,014,129
Foreign Corporate Bond	—	297	—	297

Total Investments in Securities	$6,014,129	$297	$—	$6,014,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 95.7%

Australia - 7.8%
Aurizon Holdings Ltd.	1,279,154	$3,342,519
Insurance Australia Group Ltd.	219,326	657,573
Lendlease Corp. Ltd.	35,315	221,231
Origin Energy Ltd.	66,682	262,743
Rio Tinto Ltd.	17,469	1,043,047
Sonic Healthcare Ltd.	74,698	1,695,594

Total Australia		7,222,707

Austria - 1.4%
OMV AG	26,593	1,244,402

Belgium - 2.2%
Groupe Bruxelles Lambert SA	24,534	2,043,718

Finland - 1.1%
Sampo Oyj, Class A	23,967	1,040,337

France - 7.0%
Arkema SA	3,439	305,313
AXA SA	73,666	1,668,125
Cie de Saint-Gobain	12,573	538,199
Orange SA	24,489	287,255
Publicis Groupe SA	52,259	2,549,230
Renault SA*	44,259	1,100,777

Total France		6,448,899

Germany - 7.8%
Aroundtown SA	343,167	1,088,131
Continental AG	20,581	1,430,841
Deutsche Post AG, Registered Shares	12,699	474,490
Fresenius SE & Co. KGaA	40,904	1,235,853
HeidelbergCement AG	40,896	1,959,876
LEG Immobilien SE	4,145	342,858
Siemens Energy AG*	21,602	315,835
Telefonica Deutschland Holding AG	51,684	148,050
Uniper SE	11,443	169,517

Total Germany		7,165,451

Hong Kong - 6.6%
Hang Lung Properties Ltd.	368,000	697,830
Henderson Land Development Co. Ltd.	136,000	509,548
HK Electric Investments & HK Electric Investments Ltd.	1,448,000	1,328,618
Hongkong Land Holdings Ltd.	61,100	306,722
New World Development Co. Ltd.	85,000	304,928
Sino Land Co. Ltd.	368,000	543,070
Sun Hung Kai Properties Ltd.	65,000	767,878
Swire Pacific Ltd., Class A	199,000	1,185,588
Swire Properties Ltd.	160,400	398,192

Total Hong Kong		6,042,374

Israel - 0.6%
Azrieli Group Ltd.	3,799	265,116
Teva Pharmaceutical Industries Ltd., ADR*	35,978	270,554

Total Israel		535,670

Italy - 1.3%
Eni SpA	20,090	237,923
Mediobanca Banca di Credito Finanziario SpA	26,657	230,138
Poste Italiane SpA(a)	26,292	244,964
Snam SpA	41,461	216,684
Telecom Italia SpA*(b)	1,199,098	313,023

Total Italy		1,242,732

Japan - 19.8%
AGC, Inc.(b)	7,700	270,354
Asahi Group Holdings Ltd.	26,200	857,230
Chubu Electric Power Co., Inc.	28,400	285,557
Daito Trust Construction Co. Ltd.	3,000	258,585
Hulic Co. Ltd.(b)	34,600	267,417
Japan Post Bank Co. Ltd.	35,600	276,457
Japan Post Insurance Co. Ltd.	23,200	370,742
Japan Tobacco, Inc.(b)	63,600	1,098,271
Kao Corp.(b)	7,400	298,059
Keio Corp.	8,100	289,467
Kirin Holdings Co. Ltd.(b)	35,900	564,839
Lixil Corp.	45,600	852,556
Marubeni Corp.	15,600	140,550
MEIJI Holdings Co. Ltd.	5,800	284,333
Mitsubishi Electric Corp.	89,300	953,769
Mitsubishi HC Capital, Inc.	265,800	1,224,768
Mitsui & Co. Ltd.	120,400	2,653,843
Nisshin Seifun Group, Inc.	23,200	271,183
Otsuka Corp.	25,800	764,381
Otsuka Holdings Co. Ltd.	19,300	684,461
Shimizu Corp.	55,300	305,289
Sompo Holdings, Inc.	30,000	1,321,188
Sumitomo Mitsui Trust Holdings, Inc.	9,000	276,913
Sumitomo Realty & Development Co. Ltd.	17,400	458,902
Taisei Corp.	25,100	780,593
Takeda Pharmaceutical Co. Ltd.	43,900	1,233,743
Tosoh Corp.	99,600	1,235,332

Total Japan		18,278,782

Netherlands - 1.5%
Koninklijke Philips NV	28,049	602,751
NN Group NV	11,879	538,235
Wolters Kluwer NV	2,765	267,561

Total Netherlands		1,408,547

New Zealand - 0.3%
Spark New Zealand Ltd.	100,041	298,562

Norway - 4.4%
DNB Bank ASA	23,740	424,231
Gjensidige Forsikring ASA	29,055	586,702
Norsk Hydro ASA	34,125	190,525
Orkla ASA	57,058	454,628
Telenor ASA	178,975	2,373,109

Total Norway		4,029,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2022

Investments	Shares	Value
Portugal - 0.3%
Galp Energia SGPS SA	20,774	$242,918

Singapore - 1.4%
City Developments Ltd.	153,900	901,261
Oversea-Chinese Banking Corp. Ltd.	51,900	424,762

Total Singapore		1,326,023

Spain - 3.6%
Enagas SA(b)	105,738	2,329,158
Red Electrica Corp. SA(b)	21,671	408,373
Repsol SA	42,157	619,226

Total Spain		3,356,757

Sweden - 4.3%
Essity AB, Class B	24,171	630,021
Industrivarden AB, Class C(b)	119,810	2,659,872
Securitas AB, Class B	50,234	431,975
Swedbank AB, Class A	18,091	228,269

Total Sweden		3,950,137

Switzerland - 5.4%
Geberit AG, Registered Shares	1,353	648,411
Holcim AG, Registered Shares	42,082	1,795,633
SGS SA, Registered Shares	110	251,058
Swiss Re AG	29,693	2,294,551

Total Switzerland		4,989,653

United Kingdom - 18.9%
Admiral Group PLC	9,739	265,410
Anglo American PLC	18,713	667,463
BAE Systems PLC	156,924	1,582,165
Barratt Developments PLC	115,024	638,946
British American Tobacco PLC	12,621	539,454
Bunzl PLC	7,824	258,355
CK Hutchison Holdings Ltd.	83,000	561,129
GSK PLC	137,943	2,957,819
Imperial Brands PLC	56,631	1,262,718
J. Sainsbury PLC	94,784	234,825
Johnson Matthey PLC	22,983	537,440
M&G PLC	1,045,864	2,471,711
Phoenix Group Holdings PLC	179,274	1,285,415
Prudential PLC	70,945	875,377
Reckitt Benckiser Group PLC	8,183	613,165
Schroders PLC	42,976	1,394,576
Shell PLC	14,222	368,583
St. James’s Place PLC	46,175	618,251
United Utilities Group PLC	27,829	344,729

Total United Kingdom		17,477,531

TOTAL COMMON STOCKS (Cost: $105,618,268)		88,344,395

PREFERRED STOCK - 3.5%

Germany - 3.5%
Henkel AG & Co. KGaA (Cost: $4,850,069)	51,818	3,184,296

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

United States - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $5,672,445)	5,672,445	5,672,445

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $116,140,782)		97,201,136
Other Assets less Liabilities - (5.3)%		(4,914,354)

NET ASSETS - 100.0%		$92,286,782

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,340,811 and the total market value of the collateral held by the Fund was $6,738,409. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,065,964.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$88,344,395	$—	$—	$88,344,395
Preferred Stock	3,184,296	—	—	3,184,296
Investment of Cash Collateral for Securities Loaned	—	5,672,445	—	5,672,445

Total Investments in Securities	$91,528,691	$5,672,445	$—	$97,201,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 12.9%
Adairs Ltd.(a)	47,798	$62,778
Alumina Ltd.	197,057	198,517
Ampol Ltd.	11,321	266,477
APA Group(a)	65,588	508,295
ASX Ltd.(a)	10,269	576,993
Atlas Arteria Ltd.	62,865	348,427
AUB Group Ltd.(a)	4,773	58,029
Aurizon Holdings Ltd.	111,948	292,528
Austal Ltd.	141,354	174,964
Australia & New Zealand Banking Group Ltd.	122,548	1,856,471
Australian Finance Group Ltd.(a)	141,187	146,602
Autosports Group Ltd.(a)	128,026	133,816
Bank of Queensland Ltd.(a)	52,781	242,087
Bapcor Ltd.	23,398	97,825
Bell Financial Group Ltd.	235,423	156,223
Bendigo & Adelaide Bank Ltd.	73,617	459,148
BHP Group Ltd.	585,985	16,621,796
Brambles Ltd.	34,122	251,299
Brickworks Ltd.	10,621	135,407
carsales.com Ltd.(a)	21,610	273,278
Charter Hall Group(a)	28,174	209,819
Coles Group Ltd.	66,015	808,489
Commonwealth Bank of Australia	91,604	5,693,172
Costa Group Holdings Ltd.	90,807	178,588
Cromwell Property Group(a)	550,379	285,744
CSL Ltd.	5,388	996,883
Dexus(a)	79,104	483,035
Dusk Group Ltd.(a)	67,000	76,941
Elders Ltd.	24,740	214,187
Fortescue Metals Group Ltd.	395,612	4,768,907
Goodman Group(a)	55,742	683,825
GPT Group	97,188	282,028
Growthpoint Properties Australia Ltd.(a)	102,479	240,302
GUD Holdings Ltd.	16,777	92,178
Harvey Norman Holdings Ltd.(a)	135,217	344,963
Healius Ltd.	33,905	85,565
Inghams Group Ltd.	72,356	128,369
Insurance Australia Group Ltd.(a)	91,687	274,892
IVE Group Ltd.	53,227	62,955
JB Hi-Fi Ltd.(a)	11,752	310,805
Latitude Group Holdings Ltd.(a)	61,241	50,114
Lendlease Corp. Ltd.	23,316	146,063
Liberty Financial Group Ltd.	40,968	113,250
MA Financial Group Ltd.(a)	9,070	28,066
Macquarie Group Ltd.	10,892	1,232,161
Magellan Financial Group Ltd.(a)	10,786	95,828
Medibank Pvt Ltd.	158,232	353,627
Metcash Ltd.(a)	76,935	224,315
Mineral Resources Ltd.	19,275	639,793
Mirvac Group(a)	231,093	313,850
Monadelphous Group Ltd.(a)	15,520	106,190
National Australia Bank Ltd.	154,711	2,913,941
Navigator Global Investments Ltd.(a)	123,642	105,853
Newcrest Mining Ltd.	15,997	229,797
Nine Entertainment Co. Holdings Ltd.	117,717	147,730
NRW Holdings Ltd.	86,201	100,473
OZ Minerals Ltd.	20,736	253,242
Pendal Group Ltd.(a)	48,756	148,190
QBE Insurance Group Ltd.	35,014	292,540
Qube Holdings Ltd.	93,932	176,337
Resimac Group Ltd.(a)	121,353	95,966
Rio Tinto Ltd.	178,398	11,069,056
Sandfire Resources Ltd.	36,530	111,783
Santos Ltd.	42,275	215,702
Scentre Group	169,109	301,185
Seven Group Holdings Ltd.(a)	16,199	185,023
SG Fleet Group Ltd.	88,186	130,378
Sims Ltd.	13,457	126,868
SmartGroup Corp. Ltd.	31,044	130,433
Sonic Healthcare Ltd.	18,737	425,317
Stockland(a)	180,452	447,957
Suncorp Group Ltd.	83,807	632,776
Tabcorp Holdings Ltd.	107,910	79,028
Telstra Corp. Ltd.	799,811	2,117,462
Transurban Group	68,479	677,148
Vicinity Centres	270,462	341,279
Viva Energy Group Ltd.(b)	50,274	99,910
Washington H Soul Pattinson & Co. Ltd.	12,250	198,294
Wesfarmers Ltd.	56,739	1,635,185
Westpac Banking Corp.	125,395	1,681,444
Woodside Energy Group Ltd.	124,014	2,715,259
Woolworths Group Ltd.	49,151	1,203,233
Worley Ltd.(a)	46,149	451,897

Total Australia		71,826,550

Austria - 0.6%
Andritz AG	5,508	221,351
BAWAG Group AG(b)	9,893	415,360
Oesterreichische Post AG(a)	9,433	268,239
OMV AG	22,377	1,047,117
Semperit AG Holding(a)	3,466	66,890
Strabag SE, Bearer Shares	18,666	791,308
Telekom Austria AG*	59,864	397,414
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,688	152,425
Voestalpine AG	3,606	76,453
Wienerberger AG	1,775	38,004

Total Austria		3,474,561

Belgium - 0.6%
Ackermans & van Haaren NV	697	103,837
Aedifica SA†	2,431	238,137
Anheuser-Busch InBev SA/NV	19,168	1,029,212
Befimmo SA	2,760	136,193
Cofinimmo SA	2,204	238,712
KBC Group NV	2,685	150,289
Proximus SADP	19,438	285,821
Solvay SA	3,782	305,715
Telenet Group Holding NV	16,619	344,186
UCB SA	3,988	336,209
Warehouses De Pauw CVA	10,314	323,483

Total Belgium		3,491,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
China - 1.8%
Beijing Enterprises Holdings Ltd.	71,000	$252,442
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	97,000	156,497
BOC Hong Kong Holdings Ltd.	576,944	2,279,263
BOCOM International Holdings Co. Ltd.	255,000	27,297
China Everbright Environment Group Ltd.	194,000	114,467
China Merchants Port Holdings Co. Ltd.	268,000	455,606
China Power International Development Ltd.	604,000	383,324
China Resources Pharmaceutical Group Ltd.(b)	371,500	252,339
China Resources Power Holdings Co. Ltd.	224,000	462,447
China South City Holdings Ltd.(a)	2,754,000	231,637
China Taiping Insurance Holdings Co. Ltd.	127,200	156,914
CITIC Ltd.	1,985,000	2,011,068
CSPC Pharmaceutical Group Ltd.	347,280	344,760
Guangdong Investment Ltd.	346,000	365,977
Lenovo Group Ltd.(a)	539,003	503,494
MECOM Power and Construction Ltd.(a)	111,000	33,384
Poly Property Group Co. Ltd.	1,398,000	336,719
Shoucheng Holdings Ltd.(a)	660,000	99,249
Shougang Fushan Resources Group Ltd.	883,238	366,940
Sino-Ocean Group Holding Ltd.	724,500	122,797
Wharf Holdings Ltd.	28,000	102,052
Wilmar International Ltd.	248,700	721,957

Total China		9,780,630

Denmark - 1.6%
Alm Brand A/S	72,627	106,286
AP Moller - Maersk A/S, Class B	208	484,081
Carlsberg A/S, Class B	2,368	300,937
Coloplast A/S, Class B	5,391	612,663
Danske Bank A/S	10,672	150,478
DSV A/S	1,558	217,097
Novo Nordisk A/S, Class B	41,169	4,555,974
Novozymes A/S, Class B	5,025	300,934
Orsted A/S(b)	4,808	501,459
Rockwool A/S, Class B	527	118,353
Royal Unibrew A/S	2,019	178,360
Scandinavian Tobacco Group A/S, Class A(b)	20,493	399,872
Topdanmark A/S	3,182	165,243
Tryg A/S	22,203	497,382
Vestas Wind Systems A/S	10,024	211,236

Total Denmark		8,800,355

Finland - 1.9%
Anora Group Oyj	18,412	148,986
Cargotec Oyj, Class B	5,561	145,809
Elisa Oyj	12,365	693,145
Fortum Oyj	63,482	950,047
Kesko Oyj, Class B	19,715	463,955
Kone Oyj, Class B	16,117	764,294
Konecranes Oyj(a)	7,634	177,337
Metsa Board Oyj, Class B	31,792	264,234
Neste Oyj	16,749	739,632
Nokian Renkaat Oyj	5,912	64,465
Nordea Bank Abp	429,759	3,774,451
Orion Oyj, Class B	6,485	288,817
Sampo Oyj, Class A	21,926	951,744
UPM-Kymmene Oyj	29,623	898,421
Valmet Oyj	11,718	286,786

Total Finland		10,612,123

France - 9.4%
Air Liquide SA	16,462	2,204,970
ALD SA(a)(b)	36,417	423,362
Alten SA	842	91,372
Amundi SA(b)	5,695	310,790
Arkema SA	2,919	259,148
AXA SA	224,151	5,075,775
BNP Paribas SA	61,443	2,914,047
Bollore SE	66,072	305,311
Bouygues SA(a)	22,132	679,329
Bureau Veritas SA(a)	11,354	290,222
Capgemini SE	3,396	580,304
Carrefour SA(a)	20,601	363,658
Chargeurs SA(a)	7,156	110,498
Cie de Saint-Gobain(a)	18,481	791,097
Cie Generale des Etablissements Michelin SCA	16,596	450,674
Cie Plastic Omnium SA	7,187	124,201
Coface SA	12,622	131,495
Covivio	3,518	194,744
Credit Agricole SA	207,872	1,897,419
Danone SA(a)	22,903	1,275,254
Dassault Systemes SE	9,428	346,111
Edenred	5,158	242,498
Eiffage SA	4,134	371,164
Electricite de France SA(a)	63,194	515,712
Engie SA	128,985	1,478,736
EssilorLuxottica SA	5,817	869,029
Eutelsat Communications SA	19,995	224,507
Faurecia SE*	4,428	87,562
Gecina SA	4,380	407,537
Hermes International	649	723,956
ICADE	3,771	183,479
Imerys SA	5,950	180,766
Ipsen SA	1,652	155,524
IPSOS(a)	3,367	159,457
Kering SA	2,044	1,047,294
Klepierre SA	15,080	289,452
L’Oreal SA	9,635	3,317,009
La Francaise des Jeux SAEM(b)	6,002	207,194
Legrand SA	5,419	399,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	8,627	$5,246,408
Metropole Television SA	20,864	307,335
Nexans SA	484	37,419
Nexity SA	6,666	177,709
Orange SA	268,051	3,144,224
Pernod Ricard SA	4,862	891,046
Publicis Groupe SA	11,322	552,295
Remy Cointreau SA	904	157,546
Rexel SA	13,005	199,522
Sanofi	50,494	5,085,687
Schneider Electric SE	18,467	2,179,684
SEB SA(a)	1,464	140,121
Societe Generale SA	16,971	370,637
Sopra Steria Group SACA	787	117,327
SPIE SA	11,268	243,849
Television Francaise 1(a)	33,480	236,436
Thales SA	5,177	633,509
Trigano SA	927	90,517
Valeo	6,071	116,942
Veolia Environnement SA(a)	27,409	667,369
Verallia SA(b)	7,537	179,496
Vinci SA	17,443	1,549,312
Wendel SE	2,949	245,872

Total France		52,250,096

Germany - 7.0%
adidas AG	2,073	365,740
Allianz SE, Registered Shares	22,374	4,259,950
AURELIUS Equity Opportunities SE & Co. KGaA	3,678	78,057
Aurubis AG	1,413	95,665
BASF SE	48,023	2,084,789
Bayer AG, Registered Shares	43,343	2,570,150
Bayerische Motoren Werke AG	15,092	1,159,047
Beiersdorf AG	1,184	120,662
Bilfinger SE	5,011	146,056
Brenntag SE	7,156	464,585
Covestro AG(b)	4,089	140,984
Deutsche Boerse AG	5,003	834,770
Deutsche Pfandbriefbank AG(b)	13,941	125,050
Deutsche Post AG, Registered Shares	52,584	1,964,768
Deutsche Telekom AG, Registered Shares	205,504	4,070,437
Deutsche Wohnen SE, Bearer Shares	12,891	295,683
DWS Group GmbH & Co. KGaA(b)	3,464	90,391
E.ON SE	200,427	1,677,967
Evonik Industries AG	11,256	239,588
Fielmann AG	3,505	174,054
Freenet AG	10,217	252,828
Fresenius SE & Co. KGaA	11,155	337,032
Hannover Rueck SE	5,721	828,371
Hapag-Lloyd AG(b)	5,506	1,421,793
HeidelbergCement AG	4,221	202,285
Henkel AG & Co. KGaA	3,511	214,361
Hochtief AG	3,911	189,923
Hornbach Holding AG & Co. KGaA	1,121	91,881
Infineon Technologies AG	14,402	347,656
Knorr-Bremse AG	899	51,147
LANXESS AG	3,952	141,219
LEG Immobilien SE	4,108	339,797
Mercedes-Benz Group AG, Registered Shares	25,180	1,453,635
Merck KGaA	1,831	308,189
METRO AG*	35,183	296,096
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	6,056	1,419,465
Mutares SE & Co. KGaA	3,444	59,337
RWE AG	20,067	735,945
SAP SE	21,382	1,943,217
Siemens AG, Registered Shares	23,717	2,407,340
Siemens Healthineers AG(b)	20,495	1,038,971
Suedzucker AG	7,467	120,062
Symrise AG	2,699	293,030
Talanx AG	16,305	619,113
Telefonica Deutschland Holding AG	218,817	626,808
Traton SE	17,409	254,075
United Internet AG, Registered Shares	6,629	188,712
Vantage Towers AG	6,471	179,952
Volkswagen AG	5,467	993,921
Vonovia SE	19,876	610,913
Wacker Neuson SE	1,335	23,015

Total Germany		38,948,482

Hong Kong - 3.1%
AIA Group Ltd.	219,165	2,375,443
CLP Holdings Ltd.	158,000	1,310,802
Dah Sing Banking Group Ltd.	377,600	305,566
Fortune Real Estate Investment Trust	236,000	195,490
Hang Lung Properties Ltd.	159,000	301,508
Hang Seng Bank Ltd.	130,100	2,296,287
Henderson Land Development Co. Ltd.	241,859	906,168
Hong Kong & China Gas Co. Ltd.	573,570	617,650
Hong Kong Exchanges & Clearing Ltd.	28,929	1,423,049
Hutchison Port Holdings Trust	1,222,400	287,264
Hysan Development Co. Ltd.	74,000	223,029
Kowloon Development Co. Ltd.	312,000	385,678
Link REIT	106,900	871,880
MTR Corp. Ltd.	163,553	854,558
Power Assets Holdings Ltd.	191,500	1,204,356
Singamas Container Holdings Ltd.	1,180,000	178,949
Sino Land Co. Ltd.	286,400	422,650
Sun Hung Kai Properties Ltd.	138,000	1,630,264
Swire Pacific Ltd., Class A	22,000	131,070
Swire Pacific Ltd., Class B	370,000	369,201
Swire Properties Ltd.	189,400	470,184
Techtronic Industries Co. Ltd.	32,000	333,786
Vitasoy International Holdings Ltd.	120,000	209,814

Total Hong Kong		17,304,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
Indonesia - 0.0%
Bumitama Agri Ltd.(a)	364,600	$174,218

Ireland - 0.3%
CRH PLC(a)	23,544	812,264
Glanbia PLC	15,523	167,641
Kerry Group PLC, Class A	1,620	154,696
Smurfit Kappa Group PLC(a)	13,070	438,342

Total Ireland		1,572,943

Israel - 0.5%
Bank Hapoalim BM	51,858	431,786
Bank Leumi Le-Israel BM	54,291	481,343
Elbit Systems Ltd.	1,923	437,736
ICL Group Ltd.	50,531	457,241
Mehadrin Ltd.*‡	0	4
Meitav Dash Investments Ltd.	42,191	203,115
Mizrahi Tefahot Bank Ltd.	11,042	364,162
Strauss Group Ltd.	8,343	204,254

Total Israel		2,579,641

Italy - 3.5%
A2A SpA	295,040	373,841
ACEA SpA	23,382	344,915
Amplifon SpA	481	14,709
Anima Holding SpA(b)	60,885	222,655
Assicurazioni Generali SpA	125,896	2,003,883
Banca Mediolanum SpA	55,860	366,628
Banco BPM SpA	70,358	199,778
BPER Banca(a)	101,881	166,957
Credito Emiliano SpA	37,339	204,939
DiaSorin SpA	334	43,717
Enel SpA	541,113	2,952,988
Eni SpA	197,592	2,340,054
ERG SpA	9,336	289,296
Ferrari NV	1,636	299,654
Hera SpA	124,511	359,269
Infrastrutture Wireless Italiane SpA(a)(b)	49,352	499,646
Intesa Sanpaolo SpA	1,452,303	2,702,592
Iren SpA	166,092	361,868
Italgas SpA(a)	109,260	634,525
Mediobanca Banca di Credito Finanziario SpA	84,792	732,037
Piaggio & C. SpA	100,565	234,873
Poste Italiane SpA(b)	74,007	689,527
Recordati Industria Chimica e Farmaceutica SpA	6,888	298,916
Snam SpA(a)	251,503	1,314,406
Telecom Italia SpA*(a)	598,749	156,303
Terna - Rete Elettrica Nazionale(a)	102,644	803,531
UniCredit SpA	28,711	272,094
Unieuro SpA(a)(b)	6,865	106,363
Unipol Gruppo SpA	29,110	131,958
UnipolSai Assicurazioni SpA	241,935	577,694

Total Italy		19,699,616

Japan - 21.4%
Acom Co. Ltd.	72,200	168,469
Advantest Corp.	6,000	320,636
Aeon Co. Ltd.	14,100	244,315
Aeon Delight Co. Ltd.	13,800	301,385
Aeon Mall Co. Ltd.	8,700	106,240
AGC, Inc.(a)	10,600	372,176
Air Water, Inc.	14,200	178,108
Aisin Corp.	11,500	355,526
Ajinomoto Co., Inc.	10,300	250,193
Amada Co. Ltd.	20,000	146,774
Aozora Bank Ltd.	19,500	378,503
Asahi Group Holdings Ltd.	14,000	458,062
Asahi Holdings, Inc.	6,000	94,115
Asahi Kasei Corp.	42,900	327,146
Astellas Pharma, Inc.	54,000	840,676
Avex, Inc.(a)	14,300	141,890
Azbil Corp.	3,600	94,468
Bandai Namco Holdings, Inc.	5,500	387,800
Benesse Holdings, Inc.	10,200	164,951
BML, Inc.	4,600	119,355
Bridgestone Corp.(a)	26,100	950,977
Canon, Inc.(a)	46,300	1,051,382
Casio Computer Co. Ltd.	14,900	138,082
Chiba Bank Ltd.	24,400	133,086
Chubu Electric Power Co., Inc.	21,200	213,163
Chugai Pharmaceutical Co. Ltd.	28,200	720,283
Citizen Watch Co. Ltd.	47,100	191,375
CKD Corp.	6,100	77,589
Concordia Financial Group Ltd.	119,200	412,381
Cosmo Energy Holdings Co. Ltd.	8,400	232,483
Credit Saison Co. Ltd.	15,600	179,017
Dai Nippon Printing Co. Ltd.	13,800	297,220
Dai-ichi Life Holdings, Inc.	41,333	763,651
Daicel Corp.	30,000	185,271
Daido Steel Co. Ltd.	2,200	56,597
Daiichikosho Co. Ltd.	6,600	191,896
Daikin Industries Ltd.	3,200	512,311
Daishi Hokuetsu Financial Group, Inc.	16,300	300,912
Daito Trust Construction Co. Ltd.	4,400	379,257
Daiwa House Industry Co. Ltd.	23,900	556,268
Daiwa Securities Group, Inc.	69,200	308,676
DCM Holdings Co. Ltd.	33,800	258,249
Denka Co. Ltd.	3,100	74,959
Denso Corp.	17,900	949,713
Dentsu Group, Inc.(a)	7,000	209,967
DIC Corp.(a)	4,400	77,892
Dowa Holdings Co. Ltd.	4,300	142,590
Electric Power Development Co. Ltd.	19,400	320,442
ENEOS Holdings, Inc.	212,600	803,891
EXEO Group, Inc.	17,500	273,472
FANUC Corp.	3,700	578,470
Fast Retailing Co. Ltd.	800	418,564
Fuji Electric Co. Ltd.	7,600	314,394
FUJIFILM Holdings Corp.	10,900	583,933
Fujitec Co. Ltd.	8,800	194,649
Fujitsu Ltd.	3,100	387,115
Fukuoka Financial Group, Inc.	25,000	449,744
Furukawa Battery Co. Ltd.(a)	6,400	57,332
Furuya Metal Co. Ltd.	100	6,286
GMO Financial Holdings, Inc.(a)	19,500	111,527
GMO Internet, Inc.	6,500	111,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
GS Yuasa Corp.	14,600	$228,154
H.U. Group Holdings, Inc.	10,700	232,265
Hachijuni Bank Ltd.	107,300	394,906
Hakuhodo DY Holdings, Inc.	17,700	162,206
Hankyu Hanshin Holdings, Inc.	14,500	394,906
Haseko Corp.	29,500	345,041
Heiwa Corp.	21,100	312,644
Hioki EE Corp.(a)	800	37,393
Hirose Electric Co. Ltd.	2,100	278,392
Hitachi Ltd.	22,500	1,066,247
Hokkaido Electric Power Co., Inc.	76,500	278,735
Honda Motor Co. Ltd.	55,400	1,342,845
Hoya Corp.	3,800	324,044
Idemitsu Kosan Co. Ltd.	21,551	518,728
Iida Group Holdings Co. Ltd.	7,200	110,712
Iino Kaiun Kaisha Ltd.	20,800	104,723
Information Services International-Dentsu Ltd.	2,600	76,839
INFRONEER Holdings, Inc.	27,700	196,758
Inpex Corp.	78,700	851,562
Isetan Mitsukoshi Holdings Ltd.	19,500	157,889
Isuzu Motors Ltd.	21,100	233,124
ITOCHU Corp.	76,300	2,059,491
IwaiCosmo Holdings, Inc.(a)	21,800	201,384
Iwatani Corp.	2,600	100,092
Izumi Co. Ltd.	6,800	152,913
Jaccs Co. Ltd.	6,800	167,929
Japan Exchange Group, Inc.	16,000	230,599
Japan Post Holdings Co. Ltd.	247,900	1,768,355
Japan Post Insurance Co. Ltd.	19,900	318,007
Japan Tobacco, Inc.(a)	206,544	3,566,687
JFE Holdings, Inc.	17,900	188,414
JSR Corp.	9,300	240,963
JTEKT Corp.	18,800	141,151
Kajima Corp.	19,000	217,754
Kaneka Corp.	7,500	184,388
Kansai Electric Power Co., Inc.	36,000	356,144
Kao Corp.(a)	8,900	358,476
KDDI Corp.	129,300	4,082,056
Keyence Corp.	1,100	375,533
Kirin Holdings Co. Ltd.(a)	21,700	341,421
Kobe Steel Ltd.	30,600	138,973
Koito Manufacturing Co. Ltd.	1,000	31,688
Komatsu Ltd.	18,800	416,256
Kubota Corp.(a)	30,600	456,562
Kyowa Kirin Co. Ltd.	13,800	309,816
Kyudenko Corp.	10,000	201,980
Kyushu Railway Co.	14,700	306,000
Lawson, Inc.	6,400	212,933
Lixil Corp.	15,200	284,185
Makita Corp.	5,100	126,960
Marubeni Corp.	98,300	885,644
Maruichi Steel Tube Ltd.	10,000	211,107
Matsui Securities Co. Ltd.	55,500	328,862
Medipal Holdings Corp.	17,700	249,367
Mitsubishi Chemical Holdings Corp.	55,300	299,997
Mitsubishi Corp.	67,800	2,014,711
Mitsubishi Electric Corp.	63,700	680,348
Mitsubishi Estate Co. Ltd.	18,700	271,026
Mitsubishi Gas Chemical Co., Inc.	13,900	200,026
Mitsubishi HC Capital, Inc.	111,990	516,034
Mitsubishi Heavy Industries Ltd.	14,900	520,411
Mitsubishi Materials Corp.	20,300	290,181
Mitsubishi UFJ Financial Group, Inc.	564,900	3,032,925
Mitsui Chemicals, Inc.	13,900	295,690
Mitsui Fudosan Co. Ltd.	13,900	298,504
Mitsui High-Tec, Inc.(a)	200	12,396
Mitsui Mining & Smelting Co. Ltd.	5,900	137,669
Mitsui OSK Lines Ltd.(a)	38,700	884,498
Mizuho Financial Group, Inc.	129,730	1,473,434
Mizuho Medy Co. Ltd.(a)	200	3,748
MS&AD Insurance Group Holdings, Inc.	31,430	961,952
Murata Manufacturing Co. Ltd.	18,300	996,259
Musashi Seimitsu Industry Co. Ltd.	6,200	63,481
Nabtesco Corp.(a)	5,000	116,669
NEC Corp.	8,800	341,364
NGK Insulators Ltd.	15,200	204,524
NHK Spring Co. Ltd.	31,500	207,055
Nichirei Corp.	7,700	133,704
Nidec Corp.	4,200	259,070
Nintendo Co. Ltd.	5,400	2,332,428
Nippon Denko Co. Ltd.	58,700	149,931
Nippon Electric Glass Co. Ltd.(a)	15,400	294,386
Nippon Express Holdings, Inc.	5,400	292,945
Nippon Gas Co. Ltd.	14,800	209,600
Nippon Kayaku Co. Ltd.	20,500	165,684
Nippon Light Metal Holdings Co. Ltd.	8,500	93,475
Nippon Shinyaku Co. Ltd.	500	30,363
Nippon Steel Corp.	26,400	369,023
Nippon Steel Trading Corp.	5,800	217,305
Nippon Telegraph & Telephone Corp.	213,300	6,116,939
Nippon Yusen KK	13,400	914,343
Nishimatsu Construction Co. Ltd.	8,800	263,310
Nisshinbo Holdings, Inc.(a)	35,300	265,292
Nissin Electric Co. Ltd.	28,400	319,214
Nissin Foods Holdings Co. Ltd.	3,100	213,809
Nitto Denko Corp.	2,800	180,958
Noevir Holdings Co. Ltd.	6,900	292,547
NOF Corp.	4,300	159,207
Nomura Real Estate Holdings, Inc.	10,800	264,326
Nomura Research Institute Ltd.	10,900	289,640
NTT Data Corp.	27,500	379,743
Oji Holdings Corp.	57,400	248,435
Okamura Corp.	15,800	140,956
Olympus Corp.	8,800	176,609
Omron Corp.	4,600	233,327
Oracle Corp.	4,300	248,780
Orient Corp.	39,200	36,934
Osaka Gas Co. Ltd.	13,700	261,788
Otsuka Holdings Co. Ltd.	11,100	393,654
PALTAC Corp.	4,900	151,485
Panasonic Holdings Corp.	55,300	446,332
Penta-Ocean Construction Co. Ltd.	31,600	170,264
Pigeon Corp.(a)	12,800	175,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
Pola Orbis Holdings, Inc.(a)	7,700	$94,709
Recruit Holdings Co. Ltd.	9,200	270,538
Resona Holdings, Inc.	95,200	356,050
Sanwa Holdings Corp.	20,700	198,079
SBI Holdings, Inc.	13,800	269,692
SCREEN Holdings Co. Ltd.	1,700	114,747
Scroll Corp.(a)	21,400	143,344
SCSK Corp.	18,900	319,417
Secom Co. Ltd.	6,200	382,574
Sega Sammy Holdings, Inc.	16,800	269,334
Seiko Epson Corp.	20,400	288,307
Sekisui Chemical Co. Ltd.	22,400	306,185
Sekisui House Ltd.	28,900	505,545
Senko Group Holdings Co. Ltd.	24,800	160,277
Seven & I Holdings Co. Ltd.	21,500	833,539
Sharp Corp.	22,100	170,644
Shikoku Electric Power Co., Inc.	43,500	253,274
Shimamura Co. Ltd.	1,900	166,567
Shimano, Inc.	1,300	219,322
Shin-Etsu Chemical Co. Ltd.	6,600	743,292
Shinsei Bank Ltd.(a)	10,800	162,570
Shionogi & Co. Ltd.	8,800	444,032
Shizuoka Bank Ltd.	45,100	270,557
SMC Corp.	600	267,064
SoftBank Corp.	454,900	5,044,399
SoftBank Group Corp.	11,600	446,991
Sompo Holdings, Inc.	22,400	986,487
Sony Group Corp.	8,100	661,510
Stanley Electric Co. Ltd.	9,800	160,718
Subaru Corp.	22,900	406,487
Sumitomo Bakelite Co. Ltd.	1,300	38,898
Sumitomo Chemical Co. Ltd.	77,000	300,961
Sumitomo Corp.	55,000	751,794
Sumitomo Electric Industries Ltd.	25,100	276,949
Sumitomo Forestry Co. Ltd.	9,900	140,133
Sumitomo Heavy Industries Ltd.	10,500	231,478
Sumitomo Metal Mining Co. Ltd.	16,000	500,534
Sumitomo Mitsui Financial Group, Inc.	70,500	2,092,348
Sumitomo Mitsui Trust Holdings, Inc.	9,907	304,820
Sumitomo Pharma Co. Ltd.(a)	16,900	135,717
Sumitomo Realty & Development Co. Ltd.	8,300	218,902
Sumitomo Rubber Industries Ltd.(a)	19,700	168,064
Sundrug Co. Ltd.	10,800	240,874
Suntory Beverage & Food Ltd.	5,400	203,909
Suzuki Motor Corp.	10,600	332,696
Sysmex Corp.	3,300	198,357
T&D Holdings, Inc.	24,200	289,285
Taiheiyo Cement Corp.	14,300	213,150
Taisei Corp.	13,300	413,621
Takashimaya Co. Ltd.(a)	25,000	244,746
Takeda Pharmaceutical Co. Ltd.	98,000	2,754,142
Teijin Ltd.	23,700	246,499
Terumo Corp.	7,300	219,664
TIS, Inc.	10,600	277,377
Toda Corp.	59,800	316,926
Toho Co. Ltd.	1,900	68,599
Tokio Marine Holdings, Inc.	28,800	1,675,363
Tokuyama Corp.	17,200	218,521
Tokyo Electron Ltd.	5,300	1,728,240
Tokyo Ohka Kogyo Co. Ltd.(a)	1,200	58,651
Tokyo Seimitsu Co. Ltd.	5,300	173,994
Tokyo Steel Manufacturing Co. Ltd.	5,900	64,969
Tokyo Tatemono Co. Ltd.(a)	1,600	22,012
Tokyu Corp.(a)	14,600	171,733
Toshiba Corp.	11,100	450,602
Tosoh Corp.	19,500	241,857
TOTO Ltd.	4,000	131,905
Toyo Seikan Group Holdings Ltd.	21,300	222,478
Toyo Suisan Kaisha Ltd.	5,500	214,162
Toyo Tire Corp.(a)	7,000	87,284
Toyoda Gosei Co. Ltd.	15,800	249,232
Toyota Boshoku Corp.	6,200	91,958
Toyota Motor Corp.	441,950	6,831,512
Toyota Tsusho Corp.	14,600	476,081
Trend Micro, Inc.	7,400	360,590
Tsuruha Holdings, Inc.	1,300	70,524
UBE Corp.	15,100	224,185
Ulvac, Inc.(a)	3,200	108,822
USS Co. Ltd.	21,200	366,558
Wacom Co. Ltd.	20,300	125,516
Workman Co. Ltd.(a)	2,500	97,714
Yakult Honsha Co. Ltd.	3,700	213,249
Yamaguchi Financial Group, Inc.	64,800	354,872
Yamaha Motor Co. Ltd.(a)	18,800	344,020
Yamato Holdings Co. Ltd.	14,500	231,607
Yaskawa Electric Corp.	2,400	77,200
Yokogawa Electric Corp.	10,600	174,853
Yokohama Rubber Co. Ltd.(a)	14,700	198,770

Total Japan		119,357,121

Netherlands - 2.1%
Aalberts NV	6,288	244,479
Aegon NV(a)	20,543	88,656
Akzo Nobel NV	4,934	323,010
ASM International NV	941	234,727
ASML Holding NV	3,053	1,454,963
ASR Nederland NV	13,852	558,554
Boskalis Westminster	4,746	158,775
Eurocommercial Properties NV	4,875	104,683
Euronext NV(b)	3,112	253,443
Heijmans NV, CVA	8,180	90,991
Heineken Holding NV	3,482	252,816
Heineken NV	5,126	466,231
ING Groep NV	149,956	1,478,512
Koninklijke Ahold Delhaize NV	35,614	925,604
Koninklijke DSM NV	3,415	489,476
Koninklijke KPN NV	254,999	906,668
Koninklijke Philips NV	19,156	411,647
NN Group NV	28,757	1,302,974
Ordina NV	57,216	284,726
PostNL NV(a)	80,134	242,532
Randstad NV(a)	7,308	352,975
RHI Magnesita NV	4,120	99,620
SBM Offshore NV	17,121	231,525
Signify NV(b)	4,942	163,420
Wolters Kluwer NV	7,167	693,528

Total Netherlands		11,814,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
Norway - 2.1%
AF Gruppen ASA	16,930	$270,064
Aker ASA, Class A	4,209	322,073
Aker BP ASA(a)	10,333	357,795
Atea ASA	8,012	83,042
Austevoll Seafood ASA	15,970	186,375
DNB Bank ASA	57,793	1,032,754
Entra ASA(b)	15,282	191,030
Equinor ASA	116,097	4,025,307
Gjensidige Forsikring ASA	33,925	685,041
Hunter Group ASA*	856,247	296,834
Kid ASA(b)	14,549	122,668
Leroy Seafood Group ASA	31,951	226,218
Multiconsult ASA(b)	6,991	91,282
Norsk Hydro ASA	44,336	247,534
Orkla ASA	24,504	195,243
Salmar ASA	2,760	193,456
Selvaag Bolig ASA	58,120	209,131
SpareBank 1 SR-Bank ASA	13,328	143,941
Telenor ASA	134,331	1,781,155
Veidekke ASA	20,986	190,111
Yara International ASA	15,715	654,702

Total Norway		11,505,756

Peru - 0.0%
Hochschild Mining PLC	36,930	43,280

Portugal - 0.4%
EDP - Energias de Portugal SA	164,312	764,765
Galp Energia SGPS SA	35,249	412,179
Jeronimo Martins SGPS SA	16,886	366,133
REN - Redes Energeticas Nacionais SGPS SA	144,196	433,405
Sonae SGPS SA	83,936	102,756

Total Portugal		2,079,238

Singapore - 1.9%
Bukit Sembawang Estates Ltd.	95,500	338,988
DBS Group Holdings Ltd.	126,476	2,697,282
Genting Singapore Ltd.	384,800	199,077
Ho Bee Land Ltd.	153,300	305,124
Jardine Cycle & Carriage Ltd.	16,755	340,590
Jiutian Chemical Group Ltd.	1,165,900	77,911
NetLink NBN Trust	668,200	465,728
Olam Group Ltd.(a)	147,800	161,426
Oversea-Chinese Banking Corp. Ltd.	218,395	1,787,396
Raffles Medical Group Ltd.(a)	259,900	209,160
Riverstone Holdings Ltd.(a)	277,200	147,394
Sembcorp Industries Ltd.	122,800	251,477
Singapore Exchange Ltd.	68,800	467,664
Singapore Technologies Engineering Ltd.	161,700	474,050
Singapore Telecommunications Ltd.	391,000	710,807
United Overseas Bank Ltd.	100,701	1,899,405

Total Singapore		10,533,479

Spain - 2.7%
Acciona SA(a)	2,358	432,637
Acerinox SA(a)	17,242	166,485
Banco Bilbao Vizcaya Argentaria SA	245,154	1,109,891
Banco Santander SA	250,171	703,023
CaixaBank SA	108,608	376,626
Cie Automotive SA	10,678	264,347
EDP Renovaveis SA	10,339	243,417
Enagas SA(a)	17,650	388,788
Faes Farma SA	97,246	394,463
Ferrovial SA	21,532	544,532
Fomento de Construcciones y Contratas SA(a)	31,809	313,592
Grupo Catalana Occidente SA	8,457	263,031
Iberdrola SA	275,824	2,853,612
Industria de Diseno Textil SA	72,805	1,643,301
Inmobiliaria Colonial Socimi SA	24,934	159,140
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	93,707	123,241
Mapfre SA(a)	227,221	399,556
Metrovacesa SA(a)(b)	45,285	320,513
Naturgy Energy Group SA(a)	73,009	2,096,710
Red Electrica Corp. SA(a)	25,505	480,622
Repsol SA(a)	80,672	1,184,956
Sacyr SA	45,618	109,404
Unicaja Banco SA(b)	126,383	123,341
Viscofan SA	6,878	377,507

Total Spain		15,072,735

Sweden - 2.6%
Assa Abloy AB, Class B	20,274	429,918
Atlas Copco AB, Class A(a)	86,684	808,438
Atlas Copco AB, Class B	47,208	394,068
Axfood AB	16,227	466,031
BillerudKorsnas AB(a)	18,065	210,400
Boliden AB*	10,372	329,306
Castellum AB(a)	18,894	242,365
Clas Ohlson AB, Class B	22,596	233,294
Electrolux AB, Class B(a)	12,149	163,205
Epiroc AB, Class A	21,365	329,313
EQT AB	11,349	231,911
Essity AB, Class B	18,024	469,798
Evolution AB(b)	2,060	186,975
Fabege AB	14,707	138,611
Hexagon AB, Class B(a)	8,201	85,032
Intrum AB	9,103	173,356
Investment AB Latour, Class B	9,425	186,065
LeoVegas AB(b)	16,576	97,864
Lindab International AB	2,068	29,928
Loomis AB	10,666	258,963
Lundin Energy AB(a)	23,856	16,273
Lundin Energy MergerCo AB(a)	23,856	970,677
Mycronic AB	7,635	107,215
Peab AB, Class B(a)	30,990	180,846
Saab AB, Class B	6,402	264,017
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	20,208	30,744
Sandvik AB(a)	24,168	391,149
Securitas AB, Class B	16,689	143,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
Skandinaviska Enskilda Banken AB, Class A	93,206	$913,196
Skanska AB, Class B	13,282	203,234
SKF AB, Class B	14,911	218,993
Svenska Cellulosa AB SCA, Class B	14,019	209,039
Svenska Handelsbanken AB, Class A	94,041	802,259
Swedbank AB, Class A	19,370	244,407
Swedish Match AB	54,065	549,756
Tele2 AB, Class B(a)	63,147	717,902
Telefonaktiebolaget LM Ericsson, Class B	76,785	571,500
Telia Co. AB	224,042	856,604
Trelleborg AB, Class B	17,968	361,380
Volvo AB, Class A	18,087	290,524
Volvo AB, Class B	37,695	582,600
Wihlborgs Fastigheter AB	28,224	197,067

Total Sweden		14,287,736

Switzerland - 9.2%
ABB Ltd., Registered Shares	79,028	2,101,690
Adecco Group AG, Registered Shares	6,344	214,968
Baloise Holding AG, Registered Shares	3,173	516,708
Banque Cantonale Vaudoise, Registered Shares	3,155	246,837
BKW AG	2,625	273,372
Cie Financiere Richemont SA, Class A, Registered Shares	9,432	1,001,476
Coca-Cola HBC AG	14,485	320,514
EMS-Chemie Holding AG, Registered Shares	913	677,585
Geberit AG, Registered Shares	1,068	511,828
Helvetia Holding AG, Registered Shares	1,033	120,527
Holcim AG, Registered Shares	25,709	1,097,000
Julius Baer Group Ltd.	5,438	250,159
Kuehne + Nagel International AG, Registered Shares	3,597	849,138
Logitech International SA, Registered Shares(a)	4,638	241,601
Lonza Group AG, Registered Shares	679	361,008
Nestle SA, Registered Shares	107,011	12,456,579
Novartis AG, Registered Shares	99,553	8,407,437
Partners Group Holding AG	905	813,162
Roche Holding AG	18,418	6,128,431
Roche Holding AG, Bearer Shares	4,625	1,779,757
Schindler Holding AG, Participation Certificate	1,823	331,524
Schindler Holding AG, Registered Shares	39	6,990
SFS Group AG	1,976	199,179
SGS SA, Registered Shares	419	956,301
Sika AG, Registered Shares	2,539	583,465
Sulzer AG, Registered Shares(a)	4,033	249,811
Swatch Group AG, Bearer Shares	1,525	360,801
Swiss Life Holding AG, Registered Shares	1,960	952,003
Swiss Prime Site AG, Registered Shares	5,572	487,444
Swisscom AG, Registered Shares(a)	3,703	2,039,967
UBS Group AG, Registered Shares	92,714	1,490,435
VAT Group AG(b)	575	136,700
Vontobel Holding AG, Registered Shares	3,758	263,396
Zurich Insurance Group AG	11,424	4,954,557

Total Switzerland		51,382,350

United Kingdom - 13.8%
abrdn PLC(a)	122,997	238,774
Admiral Group PLC	35,030	954,647
Airtel Africa PLC(b)	231,667	380,382
Anglo American PLC	90,481	3,227,312
Antofagasta PLC	37,696	528,758
Ashmore Group PLC(a)	61,268	165,035
Ashtead Group PLC	7,245	302,587
Assura PLC	216,482	171,941
AstraZeneca PLC	38,116	4,999,317
Avast PLC(b)	40,622	255,054
Aviva PLC*	215,257	1,049,074
BAE Systems PLC	205,189	2,068,790
Barclays PLC	213,772	397,523
Barratt Developments PLC	44,708	248,348
Bellway PLC	3,892	101,434
Big Yellow Group PLC	12,260	195,346
BP PLC	884,749	4,172,219
Britvic PLC	22,953	226,068
Bunzl PLC	15,323	505,979
Burberry Group PLC	7,763	154,710
Central Asia Metals PLC	53,922	145,051
Clarkson PLC	2,467	90,181
Close Brothers Group PLC	17,048	212,215
Coca-Cola Europacific Partners PLC	10,100	517,182
ConvaTec Group PLC(b)	103,091	280,946
Cranswick PLC	6,188	230,410
Croda International PLC	3,271	257,098
Currys PLC(a)	110,465	91,359
DCC PLC	2,568	158,992
Derwent London PLC	3,581	113,594
Diageo PLC	75,710	3,246,154
Direct Line Insurance Group PLC	129,399	395,543
Diversified Energy Co. PLC	206,017	278,720
Domino’s Pizza Group PLC(a)	43,139	146,273
DS Smith PLC	34,131	114,942
Ferrexpo PLC	122,586	193,984
Fresnillo PLC	17,487	162,846
Games Workshop Group PLC	912	73,986
Genus PLC	192	5,848
GSK PLC	288,404	6,184,054
Hargreaves Lansdown PLC	9,879	94,517
HSBC Holdings PLC	797,951	5,190,348
IMI PLC	18,828	268,214
Imperial Brands PLC	127,892	2,851,647
Intertek Group PLC	3,761	192,111
J. Sainsbury PLC	101,775	252,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2022

Investments	Shares	Value
Johnson Matthey PLC	7,794	$182,257
Jupiter Fund Management PLC	70,809	127,357
Kingfisher PLC(a)	69,386	205,861
Land Securities Group PLC(a)	36,154	291,544
Legal & General Group PLC	311,811	906,936
Linde PLC	8,147	2,333,309
Lloyds Banking Group PLC	1,841,296	946,120
London Stock Exchange Group PLC	3,792	351,468
Londonmetric Property PLC	70,227	194,796
Mondi PLC	16,084	284,208
Morgan Sindall Group PLC	5,270	116,611
National Grid PLC	190,652	2,435,773
NatWest Group PLC	297,730	789,325
OSB Group PLC	32,986	192,367
Pan African Resources PLC(a)	1,226,627	309,108
Paragon Banking Group PLC	36,319	215,863
Pearson PLC	22,584	205,649
QinetiQ Group PLC	70,028	312,627
Reckitt Benckiser Group PLC	22,220	1,664,979
Redde Northgate PLC	40,337	165,087
Redrow PLC	14,964	89,012
RELX PLC	52,802	1,427,431
Rightmove PLC	8,451	58,337
Royal Mail PLC	38,770	126,986
RWS Holdings PLC	21,079	88,113
Sabre Insurance Group PLC(b)	69,122	172,507
Sage Group PLC	50,448	388,920
Schroders PLC	16,419	532,798
Segro PLC	35,150	416,976
Serco Group PLC	121,636	257,330
Severn Trent PLC	10,098	333,445
Shell PLC	251,131	6,508,402
Smith & Nephew PLC	23,043	321,123
Smiths Group PLC	15,891	270,087
Spectris PLC	7,449	245,249
Spirent Communications PLC	44,858	135,432
SSE PLC	82,823	1,625,444
St. James’s Place PLC	4,771	63,880
Standard Chartered PLC	84,000	631,057
Tate & Lyle PLC	48,927	445,289
Taylor Wimpey PLC	209,504	296,795
TBC Bank Group PLC	1,414	21,706
Telecom Plus PLC	14,134	335,748
Tesco PLC	245,614	762,121
TI Fluid Systems PLC(a)(b)	50,034	91,875
Tyman PLC	43,517	126,045
Ultra Electronics Holdings PLC	2,365	99,435
Unilever PLC	103,797	4,690,554
Unite Group PLC	5,108	66,004
United Utilities Group PLC	67,108	831,293
Vesuvius PLC	56,790	209,665
Victrex PLC	4,081	88,170
Vivo Energy PLC(b)	148,440	263,199
Weir Group PLC(a)	3,057	50,602
Wincanton PLC	32,716	137,870
Workspace Group PLC	22,511	152,002

Total United Kingdom		76,683,805

TOTAL COMMON STOCKS (Cost: $541,582,680)		553,275,690

RIGHTS - 0.0%

Australia - 0.0%
carsales.com Ltd., expiring 7/13/22*	5,195	2,286

Spain - 0.0%
Fomento de Construcciones y Contratas SA, expiring 7/7/22*(a)	31,809	11,407

TOTAL RIGHTS (Cost: $13,406)		13,693

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $20,940,520)	20,940,520	20,940,520

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $562,536,606)		574,229,903
Other Assets less Liabilities - (3.2)%		(17,545,842)

NET ASSETS - 100.0%		$556,684,061

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $238,137, which represents 0.04% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,039,347 and the total market value of the collateral held by the Fund was $31,424,208. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,483,688.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Belgium	$3,253,657	$—	$238,137	*	$3,491,794
Sweden	13,317,059	970,677	—		14,287,736
Other	535,496,160	—	—		535,496,160
Rights
Australia	—	2,286	—		2,286
Spain	11,407	—	—		11,407
Investment of Cash Collateral for Securities Loaned	—	20,940,520	—		20,940,520

Total Investments in Securities	$552,078,283	$21,913,483	$238,137		$574,229,903

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 14.8%
ARB Corp. Ltd.	25,309	$491,482
Aristocrat Leisure Ltd.	86,070	2,034,816
Beach Energy Ltd.	915,108	1,085,498
BHP Group Ltd.	1,966,851	55,790,841
carsales.com Ltd.(a)	140,267	1,773,800
Cochlear Ltd.	18,874	2,578,869
Coles Group Ltd.	1,094,678	13,406,574
CSL Ltd.	115,565	21,381,736
Domino’s Pizza Enterprises Ltd.(a)	24,656	1,152,920
Eagers Automotive Ltd.(a)	166,206	1,110,914
Evolution Mining Ltd.	1,734,199	2,838,203
Netwealth Group Ltd.	84,493	706,516
OZ Minerals Ltd.	165,482	2,020,976
Pro Medicus Ltd.(a)	9,575	278,185
REA Group Ltd.(a)	26,882	2,067,223
Rio Tinto Ltd.	878,279	52,440,664
Technology One Ltd.	115,568	851,127
WiseTech Global Ltd.	12,619	328,442

Total Australia		162,338,786

Belgium - 0.2%
Melexis NV	25,426	1,819,511

China - 1.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	575,500	928,492
BYD Electronic International Co. Ltd.(a)	594,500	1,875,108
China Nonferrous Mining Corp. Ltd.(a)	3,301,500	1,523,067
Lenovo Group Ltd.	11,008,600	10,283,363

Total China		14,610,030

Denmark - 8.7%
AP Moller - Maersk A/S, Class B	3,552	8,266,620
Coloplast A/S, Class B	82,880	9,418,936
DSV A/S	15,500	2,159,826
GN Store Nord A/S	14,938	522,269
H Lundbeck A/S	232,676	1,127,506
Novo Nordisk A/S, Class B	605,587	67,017,381
Royal Unibrew A/S	24,734	2,185,025
SimCorp A/S	15,795	1,143,987
Vestas Wind Systems A/S	139,582	2,941,419

Total Denmark		94,782,969

Finland - 2.6%
Kesko Oyj, Class A	62,131	1,341,318
Kesko Oyj, Class B	185,071	4,355,290
Neste Oyj	302,849	13,373,752
Nokian Renkaat Oyj	93,865	1,023,508
Orion Oyj, Class B	107,875	4,804,339
Tokmanni Group Corp.	51,818	608,364
Uponor Oyj	39,290	540,967
Valmet Oyj	89,464	2,189,541

Total Finland		28,237,079

France - 10.3%
Alten SA	8,514	923,920
Arkema SA	43,519	3,863,599
BioMerieux	16,956	1,652,124
Bureau Veritas SA(a)	142,493	3,642,299
Cie Generale des Etablissements Michelin SCA	262,612	7,131,376
Hermes International	7,791	8,690,822
Kering SA	33,923	17,381,297
La Francaise des Jeux SAEM(b)	82,114	2,834,637
LVMH Moet Hennessy Louis Vuitton SE	94,896	57,709,883
Sartorius Stedim Biotech	3,136	981,264
SEB SA	20,455	1,957,767
Teleperformance	8,164	2,503,331
Trigano SA	13,947	1,361,855
Verallia SA(b)	84,483	2,011,992

Total France		112,646,166

Germany - 6.2%
adidas AG	49,057	8,655,132
Covestro AG(b)	118,272	4,077,893
CropEnergies AG	65,427	868,688
Dermapharm Holding SE	15,461	767,776
Deutsche Post AG, Registered Shares	683,675	25,545,092
Eckert & Ziegler Strahlen - und Medizintechnik AG	227	8,643
Fielmann AG	47,838	2,375,581
Hamburger Hafen und Logistik AG	53,562	755,951
Hapag-Lloyd AG(a)(b)	75,060	19,382,453
Instone Real Estate Group SE(b)	1,277	15,113
Knorr-Bremse AG	58,349	3,319,672
Nemetschek SE	9,667	583,744
Varta AG(a)	16,985	1,405,286
VERBIO Vereinigte BioEnergie AG	5,501	276,049

Total Germany		68,037,073

Hong Kong - 0.5%
Sun Hung Kai & Co. Ltd.	346,000	161,823
Techtronic Industries Co. Ltd.	431,500	4,500,892
Vitasoy International Holdings Ltd.	612,000	1,070,052

Total Hong Kong		5,732,767

Ireland - 0.1%
Kingspan Group PLC(a)	18,048	1,083,039

Israel - 0.7%
Altshuler Shaham Penn Ltd.	121,298	320,238
AudioCodes Ltd.	13,750	298,898
Delek Automotive Systems Ltd.	232,423	2,521,901
Hilan Ltd.	10,628	557,476
Matrix IT Ltd.	24,499	566,419
Maytronics Ltd.	30,465	427,553
One Software Technologies Ltd.	35,551	559,229
Strauss Group Ltd.	97,683	2,391,485

Total Israel		7,643,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

Investments	Shares	Value
Italy - 1.5%
Amplifon SpA	30,065	$919,370
Carel Industries SpA(b)	3,586	71,081
De’ Longhi SpA(a)	56,710	1,051,760
DiaSorin SpA(a)	6,760	884,819
Ferrari NV	21,880	4,007,603
Gruppo MutuiOnline SpA	7,838	197,645
GVS SpA(a)(b)	49,382	401,653
Moncler SpA	48,231	2,063,817
RAI Way SpA(b)	248,242	1,323,575
Recordati Industria Chimica e Farmaceutica SpA	104,093	4,517,285
Sesa SpA	459	58,255
Technogym SpA(a)(b)	119,142	774,744
Tinexta SpA	1,304	30,346

Total Italy		16,301,953

Japan - 12.2%
Anritsu Corp.(a)	118,700	1,282,629
Asahi Holdings, Inc.(a)	118,200	1,854,066
Astellas Pharma, Inc.	1,092,400	17,006,558
BayCurrent Consulting, Inc.	1,600	425,159
Benefit One, Inc.(a)	18,800	252,410
BML, Inc.	36,000	934,084
Capcom Co. Ltd.	81,300	1,971,834
Cosmos Pharmaceutical Corp.	4,000	383,644
Cybozu, Inc.	7,400	51,093
Daiwabo Holdings Co. Ltd.	107,200	1,395,877
Digital Arts, Inc.	1,300	55,979
Disco Corp.	22,191	5,259,653
DTS Corp.	65,700	1,458,066
eGuarantee, Inc.	19,500	308,027
eRex Co. Ltd.(a)	1,700	27,517
Fast Retailing Co. Ltd.	15,481	8,099,735
Fujimi, Inc.	14,700	615,678
Future Corp.(a)	47,000	481,572
Goldwin, Inc.	9,900	555,283
Haseko Corp.	321,900	3,765,037
Hoya Corp.	49,100	4,186,990
Infocom Corp.	50,600	757,203
Infomart Corp.	21,300	58,794
IR Japan Holdings Ltd.	5,800	86,794
Japan Lifeline Co. Ltd.	121,100	814,732
Japan Material Co. Ltd.	51,700	737,131
JCR Pharmaceuticals Co. Ltd.	18,900	322,060
Kakaku.com, Inc.	58,291	960,254
Kaken Pharmaceutical Co. Ltd.	57,400	1,611,873
Kanematsu Electronics Ltd.	54,600	1,619,653
Keyence Corp.	18,800	6,418,196
KH Neochem Co. Ltd.	34,400	629,736
Kobe Bussan Co. Ltd.(a)	25,100	614,313
Koei Tecmo Holdings Co. Ltd.	67,400	2,172,993
Lasertec Corp.(a)	8,200	974,789
M3, Inc.	29,800	855,032
Maruwa Unyu Kikan Co. Ltd.	23,200	228,661
MCJ Co. Ltd.	100,400	648,862
Meitec Corp.	63,900	1,028,665
Milbon Co. Ltd.	11,000	385,816
MonotaRO Co. Ltd.(a)	46,600	691,514
Nihon M&A Center Holdings, Inc.	37,500	398,311
Nippon Shinyaku Co. Ltd.	19,500	1,184,167
Nissan Chemical Corp.	62,368	2,869,236
Nomura Research Institute Ltd.	139,600	3,709,514
NSD Co. Ltd.	72,300	1,258,618
Olympus Corp.	161,400	3,239,168
Otsuka Corp.	101,100	2,995,308
Recruit Holdings Co. Ltd.	122,600	3,605,219
Seria Co. Ltd.	41,000	727,320
Shionogi & Co. Ltd.	117,000	5,903,610
Solasto Corp.	65,000	348,791
Sysmex Corp.	25,936	1,558,966
Systena Corp.	130,600	378,760
Taiyo Yuden Co. Ltd.	39,100	1,326,790
TechnoPro Holdings, Inc.(a)	41,000	819,970
Toei Animation Co. Ltd.	8,000	635,972
Tokyo Electron Ltd.	71,858	23,431,669
Trend Micro, Inc.	84,300	4,107,806
UT Group Co. Ltd.	6,500	106,934
Wacom Co. Ltd.	94,800	586,154
West Holdings Corp.(a)	9,000	241,802
Workman Co. Ltd.(a)	17,700	691,818
ZOZO, Inc.	77,500	1,394,778

Total Japan		133,508,643

Netherlands - 3.9%
ASM International NV	9,473	2,362,986
ASML Holding NV	39,923	19,026,037
BE Semiconductor Industries NV	48,612	2,331,178
IMCD NV	6,909	945,854
Randstad NV(a)	210,174	10,151,359
Signify NV(b)	93,468	3,090,761
STMicroelectronics NV	143,108	4,486,123

Total Netherlands		42,394,298

Norway - 1.0%
AF Gruppen ASA	56,941	908,313
Aker BP ASA(a)	266,031	9,211,691
TOMRA Systems ASA	54,683	1,011,107

Total Norway		11,131,111

Portugal - 0.6%
Altri SGPS SA	231,791	1,543,616
Greenvolt-Energias Renovaveis SA*	11,293	86,776
Jeronimo Martins SGPS SA	213,227	4,623,322

Total Portugal		6,253,714

Singapore - 0.8%
iFAST Corp. Ltd.(a)	10,400	30,938
Japfa Ltd.(a)	1,515,800	648,057
Sheng Siong Group Ltd.	2,360,900	2,578,550
Singapore Exchange Ltd.	743,500	5,053,898

Total Singapore		8,311,443

Spain - 3.6%
Cie Automotive SA(a)	71,535	1,770,939
Faes Farma SA	416,084	1,687,780
Industria de Diseno Textil SA	1,554,656	35,090,550
Laboratorios Farmaceuticos Rovi SA	10,172	621,044

Total Spain		39,170,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

Investments	Shares	Value
Sweden - 5.4%
AddLife AB, Class B	18,336	$274,841
Assa Abloy AB, Class B	357,783	7,586,924
Atlas Copco AB, Class A(a)	996,415	9,292,834
Atlas Copco AB, Class B	549,121	4,583,778
Bilia AB, Class A	105,384	1,514,829
Epiroc AB, Class A	209,623	3,231,059
Epiroc AB, Class B	119,820	1,615,934
EQT AB	139,997	2,860,762
Evolution AB(b)	21,894	1,987,198
Hexpol AB	184,162	1,564,426
Husqvarna AB, Class B(a)	267,139	1,961,428
Indutrade AB	64,609	1,176,182
JM AB	61,237	1,011,713
Lagercrantz Group AB, Class B	67,906	549,019
Lifco AB, Class B(a)	52,167	836,156
Mycronic AB	36,866	517,694
Nibe Industrier AB, Class B	125,865	943,306
Nolato AB, Class B	90,339	484,869
Nordnet AB publ	66,145	863,008
Paradox Interactive AB	33,813	588,825
Samhallsbyggnadsbolaget i Norden AB(a)	453,350	753,637
Sandvik AB(a)	581,240	9,407,133
SKF AB, Class B(a)	302,846	4,447,794
Thule Group AB(a)(b)	40,823	1,001,114

Total Sweden		59,054,463

Switzerland - 11.2%
Coca-Cola HBC AG	199,377	4,411,671
EMS-Chemie Holding AG, Registered Shares	10,448	7,754,013
Kuehne + Nagel International AG, Registered Shares	41,633	9,828,232
Logitech International SA, Registered Shares	50,319	2,621,203
Partners Group Holding AG	11,904	10,696,005
Roche Holding AG	171,957	57,217,217
Roche Holding AG, Bearer Shares	36,556	14,067,196
Schindler Holding AG, Participation Certificate	10,552	1,918,946
Schindler Holding AG, Registered Shares	29,292	5,250,438
SFS Group AG	12,713	1,281,459
Sonova Holding AG, Registered Shares	13,433	4,265,558
Straumann Holding AG, Registered Shares	9,441	1,130,632
Temenos AG, Registered Shares	14,437	1,230,843
VAT Group AG(b)	5,699	1,354,878

Total Switzerland		123,028,291

United Kingdom - 13.2%
Alpha FX Group PLC	9,674	183,278
Anglo American PLC	1,365,946	48,721,104
Antofagasta PLC(a)	632,491	8,871,887
Ashtead Group PLC	55,440	2,315,448
Auto Trader Group PLC(b)	143,550	967,555
Bellway PLC	46,791	1,219,472
Burberry Group PLC	141,665	2,823,259
Computacenter PLC	38,194	1,090,968
Croda International PLC	29,824	2,344,143
Diageo PLC	771,192	33,065,750
Dunelm Group PLC(a)	88,827	885,122
EMIS Group PLC	30,009	679,324
Ferrexpo PLC	1,286,378	2,035,601
Fresnillo PLC	331,043	3,082,806
Games Workshop Group PLC	9,073	736,050
Hikma Pharmaceuticals PLC	62,308	1,223,961
Howden Joinery Group PLC(a)	135,454	991,290
IMI PLC	98,361	1,401,202
Impax Asset Management Group PLC(a)	22,787	167,702
Intertek Group PLC	50,160	2,562,161
Kainos Group PLC	30,313	408,263
Polar Capital Holdings PLC(a)	132,314	819,513
RELX PLC	615,125	16,629,078
Rightmove PLC	165,778	1,144,355
RS Group PLC	107,245	1,131,818
Softcat PLC	49,181	786,616
Spirax-Sarco Engineering PLC	8,957	1,074,512
Synthomer PLC	276,027	754,247
Taylor Wimpey PLC	2,887,037	4,089,938
Victrex PLC	36,633	791,458
Vivo Energy PLC(b)	692,794	1,228,391

Total United Kingdom		144,226,272

TOTAL COMMON STOCKS (Cost: $1,233,876,766)		1,080,311,120

RIGHTS - 0.0%

Australia - 0.0%
carsales.com Ltd., expiring 7/13/22*	33,718	14,839

Portugal - 0.0%
Greenvolt-Energias Renovaveis SA, expiring 7/4/22*†	11,292	0

TOTAL RIGHTS (Cost: $0)		14,839

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $882,631)	30,722	909,986

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $22,333,131)	22,333,131	22,333,131

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $1,257,092,528)		1,103,569,076
Other Assets less Liabilities - (1.0)%		(10,615,468)

NET ASSETS - 100.0%		$1,092,953,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,590,759 and the total market value of the collateral held by the Fund was $42,771,025. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,437,894.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,121,046	$—	$—	$—	$(211,060)	$909,986	$18,587

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2022	42,570,147	AUD	29,273,787	USD	$—	$(355)
Bank of America NA	7/6/2022	29,781,685	CHF	31,108,916	USD	1,286	—
Bank of America NA	7/6/2022	164,522,216	DKK	23,128,310	USD	1,813	—
Bank of America NA	7/6/2022	82,641,796	EUR	86,399,105	USD	4,180	—
Bank of America NA	7/6/2022	48,360,277	GBP	58,732,009	USD	—	(255)
Bank of America NA	7/6/2022	40,823,369	HKD	5,202,373	USD	78	—
Bank of America NA	7/6/2022	7,085,010	ILS	2,023,076	USD	48	—
Bank of America NA	7/6/2022	5,053,057,769	JPY	37,195,040	USD	1,459	—
Bank of America NA	7/6/2022	31,752,982	NOK	3,213,994	USD	—	(9)
Bank of America NA	7/6/2022	178,118,846	SEK	17,382,117	USD	298	—
Bank of America NA	7/6/2022	2,886,614	SGD	2,074,194	USD	—	(32)
Bank of America NA	7/6/2022	28,330,707	USD	39,474,193	AUD	1,186,213	—
Bank of America NA	7/6/2022	30,106,716	USD	28,807,792	CHF	13,851	—
Bank of America NA	7/6/2022	22,383,213	USD	155,195,037	DKK	564,395	—
Bank of America NA	7/6/2022	83,615,685	USD	77,924,108	EUR	2,144,816	—
Bank of America NA	7/6/2022	56,839,907	USD	45,094,252	GBP	2,074,619	—
Bank of America NA	7/6/2022	5,034,774	USD	39,470,780	HKD	4,695	—
Bank of America NA	7/6/2022	1,957,901	USD	6,511,393	ILS	98,573	—
Bank of America NA	7/6/2022	35,996,771	USD	4,624,893,935	JPY	1,952,066	—
Bank of America NA	7/6/2022	3,110,453	USD	29,234,342	NOK	151,400	—
Bank of America NA	7/6/2022	16,822,137	USD	164,409,541	SEK	777,597	—
Bank of America NA	7/6/2022	2,007,372	USD	2,752,197	SGD	29,795	—
Bank of America NA	8/3/2022	24,121,797	USD	171,275,758	DKK	—	(3,056)
Bank of America NA	8/3/2022	81,025,319	USD	77,360,150	EUR	—	(5,687)
Bank of America NA	8/3/2022	52,255,509	USD	43,007,658	GBP	—	(1,283)
Bank of America NA	8/3/2022	5,344,004	USD	41,896,281	HKD	122	—
Bank of America NA	8/3/2022	1,999,165	USD	6,991,476	ILS	—	(202)
Bank of America NA	8/3/2022	34,135,557	USD	4,629,856,799	JPY	—	(2,733)
Bank of America NA	8/3/2022	2,983,408	USD	29,461,458	NOK	—	(194)
Bank of America NA	8/3/2022	15,246,350	USD	156,100,166	SEK	—	(2,068)
Bank of America NA	8/3/2022	2,055,465	USD	2,860,580	SGD	—	(39)
Bank of America NA	8/4/2022	28,421,502	USD	41,322,756	AUD	—	(528)
Bank of America NA	8/4/2022	30,174,529	USD	28,836,319	CHF	—	(2,253)
Barclays Bank PLC	7/6/2022	42,569,217	AUD	29,273,786	USD	—	(994)
Barclays Bank PLC	7/6/2022	29,779,819	CHF	31,108,916	USD	—	(664)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

Barclays Bank PLC	7/6/2022	164,512,994	DKK	23,128,311	USD	515	—
Barclays Bank PLC	7/6/2022	82,636,973	EUR	86,399,104	USD	—	(861)
Barclays Bank PLC	7/6/2022	48,359,480	GBP	58,732,008	USD	—	(1,222)
Barclays Bank PLC	7/6/2022	40,821,614	HKD	5,202,374	USD	—	(147)
Barclays Bank PLC	7/6/2022	7,082,978	ILS	2,023,074	USD	—	(530)
Barclays Bank PLC	7/6/2022	5,052,797,539	JPY	37,195,041	USD	—	(458)
Barclays Bank PLC	7/6/2022	31,752,349	NOK	3,213,995	USD	—	(74)
Barclays Bank PLC	7/6/2022	178,111,866	SEK	17,382,116	USD	—	(382)
Barclays Bank PLC	7/6/2022	2,886,593	SGD	2,074,195	USD	—	(48)
Barclays Bank PLC	8/3/2022	24,121,797	USD	171,258,656	DKK	—	(647)
Barclays Bank PLC	8/3/2022	81,025,317	USD	77,355,864	EUR	—	(1,200)
Barclays Bank PLC	8/3/2022	52,255,508	USD	43,007,303	GBP	—	(853)
Barclays Bank PLC	8/3/2022	5,344,005	USD	41,895,759	HKD	189	—
Barclays Bank PLC	8/3/2022	1,999,165	USD	6,992,473	ILS	—	(488)
Barclays Bank PLC	8/3/2022	34,135,556	USD	4,629,600,646	JPY	—	(845)
Barclays Bank PLC	8/3/2022	2,983,409	USD	29,460,872	NOK	—	(134)
Barclays Bank PLC	8/3/2022	15,246,348	USD	156,085,189	SEK	—	(607)
Barclays Bank PLC	8/3/2022	2,055,466	USD	2,860,559	SGD	—	(23)
Barclays Bank PLC	8/4/2022	28,421,502	USD	41,322,936	AUD	—	(652)
Barclays Bank PLC	8/4/2022	30,174,527	USD	28,834,959	CHF	—	(832)
Citibank NA	7/6/2022	709,303	AUD	492,519	USD	—	(4,765)
Citibank NA	7/6/2022	499,525	CHF	523,394	USD	—	(1,586)
Citibank NA	7/6/2022	2,744,406	DKK	389,124	USD	—	(3,289)
Citibank NA	7/6/2022	1,377,843	EUR	1,453,627	USD	—	(13,071)
Citibank NA	7/6/2022	803,913	GBP	988,140	USD	—	(11,818)
Citibank NA	7/6/2022	686,846	HKD	87,528	USD	2	—
Citibank NA	7/6/2022	116,098	ILS	34,037	USD	—	(885)
Citibank NA	7/6/2022	84,580,712	JPY	625,790	USD	—	(3,176)
Citibank NA	7/6/2022	533,703	NOK	54,074	USD	—	(53)
Citibank NA	7/6/2022	2,961,104	SEK	292,446	USD	—	(3,475)
Citibank NA	7/6/2022	48,406	SGD	34,897	USD	—	(115)
Citibank NA	7/6/2022	609,263	USD	879,368	AUD	4,564	—
Citibank NA	7/6/2022	647,456	USD	644,759	CHF	—	(26,064)
Citibank NA	7/6/2022	481,359	USD	3,432,292	DKK	—	(1,186)
Citibank NA	7/6/2022	1,798,187	USD	1,723,220	EUR	—	(3,466)
Citibank NA	7/6/2022	1,222,364	USD	1,007,374	GBP	—	(1,054)
Citibank NA	7/6/2022	108,275	USD	849,463	HKD	21	—
Citibank NA	7/6/2022	42,105	USD	145,752	ILS	486	—
Citibank NA	7/6/2022	774,124	USD	103,540,710	JPY	11,942	—
Citibank NA	7/6/2022	66,891	USD	663,106	NOK	—	(228)
Citibank NA	7/6/2022	361,766	USD	3,683,838	SEK	2,264	—
Citibank NA	7/6/2022	43,169	USD	60,119	SGD	—	(29)
Goldman Sachs	7/6/2022	28,330,706	USD	39,474,686	AUD	1,185,873	—
Goldman Sachs	7/6/2022	30,106,716	USD	28,805,835	CHF	15,896	—
Goldman Sachs	7/6/2022	22,383,212	USD	155,191,337	DKK	564,915	—
Goldman Sachs	7/6/2022	83,615,683	USD	77,921,928	EUR	2,147,094	—
Goldman Sachs	7/6/2022	56,839,908	USD	45,093,216	GBP	2,075,879	—
Goldman Sachs	7/6/2022	5,034,775	USD	39,467,460	HKD	5,119	—
Goldman Sachs	7/6/2022	1,957,900	USD	6,510,834	ILS	98,732	—
Goldman Sachs	7/6/2022	35,996,769	USD	4,624,836,083	JPY	1,952,490	—
Goldman Sachs	7/6/2022	3,110,454	USD	29,234,050	NOK	151,431	—
Goldman Sachs	7/6/2022	16,822,138	USD	164,400,282	SEK	778,502	—
Goldman Sachs	7/6/2022	2,007,373	USD	2,752,295	SGD	29,725	—
HSBC Holdings PLC	7/6/2022	609,263	USD	842,750	AUD	29,744	—
HSBC Holdings PLC	7/6/2022	647,456	USD	622,085	CHF	—	(2,379)
HSBC Holdings PLC	7/6/2022	481,359	USD	3,335,107	DKK	12,477	—
HSBC Holdings PLC	7/6/2022	1,798,187	USD	1,674,603	EUR	47,363	—
HSBC Holdings PLC	7/6/2022	1,222,364	USD	976,045	GBP	36,994	—
HSBC Holdings PLC	7/6/2022	108,275	USD	848,763	HKD	110	—
HSBC Holdings PLC	7/6/2022	42,105	USD	140,283	ILS	2,047	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

HSBC Holdings PLC	7/6/2022	774,124	USD	101,078,299	JPY	30,068	—
HSBC Holdings PLC	7/6/2022	66,891	USD	631,254	NOK	2,996	—
HSBC Holdings PLC	7/6/2022	361,766	USD	3,529,409	SEK	17,335	—
HSBC Holdings PLC	7/6/2022	43,169	USD	59,367	SGD	511	—
JP Morgan Chase Bank NA	7/6/2022	42,569,837	AUD	29,273,787	USD	—	(568)
JP Morgan Chase Bank NA	7/6/2022	29,780,099	CHF	31,108,916	USD	—	(371)
JP Morgan Chase Bank NA	7/6/2022	164,510,397	DKK	23,128,310	USD	151	—
JP Morgan Chase Bank NA	7/6/2022	82,637,053	EUR	86,399,105	USD	—	(779)
JP Morgan Chase Bank NA	7/6/2022	48,360,158	GBP	58,732,009	USD	—	(400)
JP Morgan Chase Bank NA	7/6/2022	40,821,840	HKD	5,202,373	USD	—	(117)
JP Morgan Chase Bank NA	7/6/2022	7,084,869	ILS	2,023,076	USD	8	—
JP Morgan Chase Bank NA	7/6/2022	5,052,793,684	JPY	37,195,040	USD	—	(485)
JP Morgan Chase Bank NA	7/6/2022	31,752,744	NOK	3,213,994	USD	—	(33)
JP Morgan Chase Bank NA	7/6/2022	178,112,119	SEK	17,382,117	USD	—	(358)
JP Morgan Chase Bank NA	7/6/2022	2,886,621	SGD	2,074,194	USD	—	(27)
JP Morgan Chase Bank NA	7/6/2022	28,330,707	USD	39,473,368	AUD	1,186,781	—
JP Morgan Chase Bank NA	7/6/2022	609,263	USD	847,266	AUD	26,639	—
JP Morgan Chase Bank NA	7/6/2022	406,175	USD	563,235	AUD	18,866	—
JP Morgan Chase Bank NA	7/6/2022	1,624,700	USD	2,340,884	AUD	14,987	—
JP Morgan Chase Bank NA	7/6/2022	406,175	USD	583,419	AUD	4,986	—
JP Morgan Chase Bank NA	7/6/2022	30,106,716	USD	28,805,955	CHF	15,770	—
JP Morgan Chase Bank NA	7/6/2022	647,456	USD	622,787	CHF	—	(3,112)
JP Morgan Chase Bank NA	7/6/2022	431,638	USD	419,877	CHF	—	(6,969)
JP Morgan Chase Bank NA	7/6/2022	1,726,550	USD	1,725,999	CHF	—	(76,444)
JP Morgan Chase Bank NA	7/6/2022	431,638	USD	418,086	CHF	—	(5,098)
JP Morgan Chase Bank NA	7/6/2022	22,383,213	USD	155,189,844	DKK	565,125	—
JP Morgan Chase Bank NA	7/6/2022	481,359	USD	3,351,280	DKK	10,204	—
JP Morgan Chase Bank NA	7/6/2022	320,906	USD	2,221,381	DKK	8,603	—
JP Morgan Chase Bank NA	7/6/2022	1,283,625	USD	9,160,764	DKK	—	(4,284)
JP Morgan Chase Bank NA	7/6/2022	320,906	USD	2,272,233	DKK	1,454	—
JP Morgan Chase Bank NA	7/6/2022	83,615,685	USD	77,920,913	EUR	2,148,157	—
JP Morgan Chase Bank NA	7/6/2022	1,798,187	USD	1,682,873	EUR	38,717	—
JP Morgan Chase Bank NA	7/6/2022	1,198,791	USD	1,115,555	EUR	32,461	—
JP Morgan Chase Bank NA	7/6/2022	4,795,165	USD	4,600,597	EUR	—	(14,830)
JP Morgan Chase Bank NA	7/6/2022	1,198,791	USD	1,141,040	EUR	5,816	—
JP Morgan Chase Bank NA	7/6/2022	56,839,907	USD	45,093,823	GBP	2,075,140	—
JP Morgan Chase Bank NA	7/6/2022	1,222,364	USD	978,025	GBP	34,589	—
JP Morgan Chase Bank NA	7/6/2022	814,909	USD	649,174	GBP	26,511	—
JP Morgan Chase Bank NA	7/6/2022	3,259,636	USD	2,700,677	GBP	—	(20,235)
JP Morgan Chase Bank NA	7/6/2022	814,909	USD	663,721	GBP	8,845	—
JP Morgan Chase Bank NA	7/6/2022	5,034,774	USD	39,464,275	HKD	5,524	—
JP Morgan Chase Bank NA	7/6/2022	108,275	USD	848,950	HKD	86	—
JP Morgan Chase Bank NA	7/6/2022	72,183	USD	566,025	HKD	50	—
JP Morgan Chase Bank NA	7/6/2022	288,733	USD	2,265,125	HKD	70	—
JP Morgan Chase Bank NA	7/6/2022	72,183	USD	566,322	HKD	12	—
JP Morgan Chase Bank NA	7/6/2022	1,957,901	USD	6,511,626	ILS	98,506	—
JP Morgan Chase Bank NA	7/6/2022	42,105	USD	140,590	ILS	1,960	—
JP Morgan Chase Bank NA	7/6/2022	28,070	USD	93,299	ILS	1,428	—
JP Morgan Chase Bank NA	7/6/2022	112,281	USD	386,717	ILS	1,854	—
JP Morgan Chase Bank NA	7/6/2022	28,070	USD	97,123	ILS	337	—
JP Morgan Chase Bank NA	7/6/2022	35,996,771	USD	4,624,735,549	JPY	1,953,232	—
JP Morgan Chase Bank NA	7/6/2022	774,124	USD	100,462,019	JPY	34,604	—
JP Morgan Chase Bank NA	7/6/2022	516,083	USD	68,996,168	JPY	8,189	—
JP Morgan Chase Bank NA	7/6/2022	2,064,331	USD	277,515,241	JPY	21,490	—
JP Morgan Chase Bank NA	7/6/2022	516,083	USD	68,358,083	JPY	12,886	—
JP Morgan Chase Bank NA	7/6/2022	3,110,453	USD	29,233,698	NOK	151,465	—
JP Morgan Chase Bank NA	7/6/2022	66,891	USD	631,253	NOK	2,997	—
JP Morgan Chase Bank NA	7/6/2022	44,594	USD	421,312	NOK	1,949	—
JP Morgan Chase Bank NA	7/6/2022	178,377	USD	1,786,775	NOK	—	(2,477)
JP Morgan Chase Bank NA	7/6/2022	44,594	USD	447,196	NOK	—	(670)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

JP Morgan Chase Bank NA	7/6/2022	16,822,137	USD	164,400,709	SEK	778,459		—
JP Morgan Chase Bank NA	7/6/2022	361,766	USD	3,550,288	SEK	15,297		—
JP Morgan Chase Bank NA	7/6/2022	241,178	USD	2,358,174	SEK	11,046		—
JP Morgan Chase Bank NA	7/6/2022	964,710	USD	9,864,320	SEK	2,062		—
JP Morgan Chase Bank NA	7/6/2022	241,178	USD	2,461,484	SEK	965		—
JP Morgan Chase Bank NA	7/6/2022	2,007,372	USD	2,752,189	SGD	29,800		—
JP Morgan Chase Bank NA	7/6/2022	43,169	USD	59,295	SGD	563		—
JP Morgan Chase Bank NA	7/6/2022	28,780	USD	39,571	SGD	347		—
JP Morgan Chase Bank NA	7/6/2022	115,118	USD	160,236	SGD	—		(18)
JP Morgan Chase Bank NA	7/6/2022	28,780	USD	39,886	SGD	120		—
JP Morgan Chase Bank NA	8/3/2022	24,121,797	USD	171,262,154	DKK	—		(1,139)
JP Morgan Chase Bank NA	8/3/2022	81,025,319	USD	77,355,940	EUR	—		(1,278)
JP Morgan Chase Bank NA	8/3/2022	52,255,509	USD	43,007,057	GBP	—		(552)
JP Morgan Chase Bank NA	8/3/2022	5,344,004	USD	41,895,420	HKD	231		—
JP Morgan Chase Bank NA	8/3/2022	1,999,165	USD	6,991,214	ILS	—		(128)
JP Morgan Chase Bank NA	8/3/2022	34,135,557	USD	4,629,593,955	JPY	—		(795)
JP Morgan Chase Bank NA	8/3/2022	2,983,408	USD	29,460,372	NOK	—		(84)
JP Morgan Chase Bank NA	8/3/2022	15,246,350	USD	156,086,429	SEK	—		(726)
JP Morgan Chase Bank NA	8/3/2022	2,055,465	USD	2,860,521	SGD	4		—
JP Morgan Chase Bank NA	8/4/2022	28,421,502	USD	41,322,575	AUD	—		(404)
JP Morgan Chase Bank NA	8/4/2022	30,174,529	USD	28,834,750	CHF	—		(611)
UBS AG	7/6/2022	42,569,713	AUD	29,273,787	USD	—		(653)
UBS AG	7/6/2022	29,779,974	CHF	31,108,916	USD	—		(501)
UBS AG	7/6/2022	164,509,472	DKK	23,128,310	USD	21		—
UBS AG	7/6/2022	82,636,658	EUR	86,399,105	USD	—		(1,192)
UBS AG	7/6/2022	48,359,919	GBP	58,732,009	USD	—		(690)
UBS AG	7/6/2022	40,821,710	HKD	5,202,373	USD	—		(134)
UBS AG	7/6/2022	7,084,843	ILS	2,023,076	USD	0	^	—
UBS AG	7/6/2022	5,052,782,525	JPY	37,195,040	USD	—		(567)
UBS AG	7/6/2022	31,752,588	NOK	3,213,994	USD	—		(48)
UBS AG	7/6/2022	178,111,042	SEK	17,382,117	USD	—		(464)
UBS AG	7/6/2022	2,886,605	SGD	2,074,194	USD	—		(39)
UBS AG	7/6/2022	28,330,707	USD	39,473,918	AUD	1,186,402		—
UBS AG	7/6/2022	30,106,716	USD	28,806,497	CHF	15,204		—
UBS AG	7/6/2022	22,383,213	USD	155,186,867	DKK	565,544		—
UBS AG	7/6/2022	83,615,685	USD	77,920,187	EUR	2,148,916		—
UBS AG	7/6/2022	56,839,907	USD	45,094,324	GBP	2,074,532		—
UBS AG	7/6/2022	5,034,774	USD	39,466,194	HKD	5,279		—
UBS AG	7/6/2022	1,957,901	USD	6,511,231	ILS	98,619		—
UBS AG	7/6/2022	35,996,771	USD	4,624,731,950	JPY	1,953,258		—
UBS AG	7/6/2022	3,110,453	USD	29,232,970	NOK	151,539		—
UBS AG	7/6/2022	16,822,137	USD	164,405,302	SEK	778,011		—
UBS AG	7/6/2022	2,007,372	USD	2,752,195	SGD	29,796		—
UBS AG	8/3/2022	24,121,797	USD	171,255,882	DKK	—		(256)
UBS AG	8/3/2022	81,025,319	USD	77,355,423	EUR	—		(736)
UBS AG	8/3/2022	52,255,509	USD	43,007,587	GBP	—		(1,197)
UBS AG	8/3/2022	5,344,004	USD	41,895,003	HKD	284		—
UBS AG	8/3/2022	1,999,165	USD	6,990,964	ILS	—		(56)
UBS AG	8/3/2022	34,135,557	USD	4,629,570,060	JPY	—		(619)
UBS AG	8/3/2022	2,983,408	USD	29,460,008	NOK	—		(48)
UBS AG	8/3/2022	15,246,350	USD	156,092,863	SEK	—		(1,354)
UBS AG	8/3/2022	2,055,465	USD	2,860,640	SGD	—		(82)
UBS AG	8/4/2022	28,421,502	USD	41,322,515	AUD	—		(363)
UBS AG	8/4/2022	30,174,529	USD	28,834,931	CHF	—		(800)

						$36,579,336		$(259,785)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$1,080,311,120	$—	$—		$1,080,311,120
Rights
Australia	—	14,839	—		14,839
Portugal	—	—	0	*	0
Exchange-Traded Fund	909,986	—	—		909,986
Investment of Cash Collateral for Securities Loaned	—	22,333,131	—		22,333,131

Total Investments in Securities	$1,081,221,106	$22,347,970	$0		$1,103,569,076

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$36,579,336	$—		$36,579,336
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(259,785)	$—		$(259,785)

Total - Net	$1,081,221,106	$58,667,521	$0		$1,139,888,627

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 18.5%
Accent Group Ltd.	28,627	$24,410
Adairs Ltd.(a)	28,006	36,783
Adbri Ltd.	33,327	55,460
Alumina Ltd.	86,905	87,549
APA Group(a)	49,011	379,826
Atlas Arteria Ltd.	29,659	164,384
Aurizon Holdings Ltd.	95,447	249,410
Australia & New Zealand Banking Group Ltd.	48,551	735,496
Bendigo & Adelaide Bank Ltd.(a)	22,422	139,846
BHP Group Ltd.	379,028	10,751,344
Coles Group Ltd.	44,954	550,554
Commonwealth Bank of Australia	41,761	2,595,438
Cromwell Property Group(a)	241,793	125,533
CSR Ltd.	25,804	72,041
Dexus(a)	49,722	303,619
Downer EDI Ltd.	16,382	56,889
Evolution Mining Ltd.	40,605	66,454
Fortescue Metals Group Ltd.	258,069	3,110,894
GPT Group	95,714	277,751
Growthpoint Properties Australia Ltd.(a)	53,228	124,814
Harvey Norman Holdings Ltd.(a)	55,704	142,111
Inghams Group Ltd.	34,795	61,731
Insignia Financial Ltd.	15,826	29,275
Insurance Australia Group Ltd.(a)	42,613	127,760
IRESS Ltd.	6,332	50,117
JB Hi-Fi Ltd.(a)	4,582	121,180
Magellan Financial Group Ltd.(a)	4,539	40,327
Medibank Pvt Ltd.	68,559	153,220
Metcash Ltd.(a)	40,726	118,742
Mineral Resources Ltd.	13,069	433,798
Mirvac Group(a)	90,593	123,035
National Australia Bank Ltd.	72,576	1,366,950
New Hope Corp. Ltd.(a)	40,154	95,537
Newcrest Mining Ltd.	17,338	249,061
NIB Holdings Ltd.(a)	14,380	72,976
Nick Scali Ltd.	4,783	27,167
Nine Entertainment Co. Holdings Ltd.	45,623	57,255
NRW Holdings Ltd.	42,199	49,186
Orora Ltd.	45,599	114,450
Pendal Group Ltd.(a)	18,065	54,907
Platinum Asset Management Ltd.	42,945	51,384
Rio Tinto Ltd.	116,809	7,246,025
Sandfire Resources Ltd.	17,480	53,490
Scentre Group	155,110	276,253
SmartGroup Corp. Ltd.	14,270	59,956
Stockland(a)	91,243	226,503
Suncorp Group Ltd.	47,135	355,888
Super Retail Group Ltd.(a)	10,644	62,141
Telstra Corp. Ltd.	506,963	1,342,161
Vicinity Centres	174,067	219,644
Wesfarmers Ltd.	34,431	992,281
Westpac Banking Corp.	59,077	792,174
Worley Ltd.	14,336	140,380

Total Australia		35,215,560

Austria - 0.8%
BAWAG Group AG(b)	5,322	223,446
Oesterreichische Post AG(a)	3,118	88,664
OMV AG	11,037	516,469
Semperit AG Holding(a)	1,741	33,599
Strabag SE, Bearer Shares	10,470	443,855
Telekom Austria AG*	24,854	164,996

Total Austria		1,471,029

Belgium - 0.6%
Aedifica SA†	802	78,563
Cofinimmo SA	1,337	144,808
Econocom Group SA/NV	17,822	62,231
Etablissements Franz Colruyt NV	3,235	87,764
Proximus SADP	16,876	248,149
Solvay SA	2,544	205,642
Telenet Group Holding NV	9,881	204,639

Total Belgium		1,031,796

China - 2.6%
Beijing Enterprises Holdings Ltd.	42,500	151,110
BOC Hong Kong Holdings Ltd.	262,547	1,037,213
China Everbright Environment Group Ltd.	248,000	146,330
China Merchants Port Holdings Co. Ltd.	216,000	367,205
China Power International Development Ltd.	304,000	192,931
China Taiping Insurance Holdings Co. Ltd.	53,400	65,874
CITIC Ltd.	1,358,000	1,375,834
CITIC Telecom International Holdings Ltd.	421,000	139,494
Guangdong Investment Ltd.	268,000	283,473
Lenovo Group Ltd.(a)	338,000	315,733
Shoucheng Holdings Ltd.	420,000	63,158
Shougang Fushan Resources Group Ltd.	392,838	163,204
Sino-Ocean Group Holding Ltd.	587,000	99,492
Wilmar International Ltd.	139,300	404,377
Yanlord Land Group Ltd.	154,300	117,524

Total China		4,922,952

Denmark - 0.3%
Alm Brand A/S	31,883	46,659
D/S Norden A/S	2,289	79,160
Scandinavian Tobacco Group A/S, Class A(b)	5,764	112,471
Topdanmark A/S	1,553	80,648
Tryg A/S	14,821	332,013

Total Denmark		650,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

Investments	Shares	Value
Finland - 2.4%
Elisa Oyj	9,998	$560,458
Fortum Oyj	37,777	565,356
Kemira Oyj	8,492	103,517
Nokian Renkaat Oyj	6,493	70,800
Nordea Bank Abp	196,813	1,728,553
Orion Oyj, Class B	3,519	156,723
Sampo Oyj, Class A	10,501	455,818
Sanoma Oyj	8,143	113,224
TietoEVRY Oyj	4,144	102,070
UPM-Kymmene Oyj	20,321	616,305

Total Finland		4,472,824

France - 7.8%
ALD SA(a)(b)	22,294	259,177
Amundi SA(b)	3,510	191,549
AXA SA	102,356	2,317,795
BNP Paribas SA	28,346	1,344,361
Bouygues SA(a)	12,967	398,014
Chargeurs SA(a)	3,168	48,918
Covivio	3,278	181,459
Credit Agricole SA(a)	91,177	832,248
Danone SA	16,072	894,900
Eiffage SA	2,471	221,854
Engie SA	73,935	847,621
Eutelsat Communications SA	12,766	143,338
Gecina SA	2,295	213,538
ICADE	2,979	144,944
Imerys SA	3,140	95,396
Klepierre SA	9,727	186,705
Metropole Television SA	11,999	176,750
Nexity SA	4,137	110,288
Orange SA	174,629	2,048,389
Publicis Groupe SA	9,004	439,221
Rubis SCA	5,551	129,297
Sanofi	32,649	3,288,363
Societe BIC SA	1,800	98,230
Television Francaise 1(a)	12,094	85,408
Trigano SA	647	63,176
Verallia SA(b)	3,972	94,595

Total France		14,855,534

Germany - 6.2%
Allianz SE, Registered Shares	9,522	1,812,963
BASF SE	33,025	1,433,691
Bayer AG, Registered Shares	28,136	1,668,406
Bilfinger SE	3,149	91,784
Deutsche Telekom AG, Registered Shares	125,500	2,485,790
DWS Group GmbH & Co. KGaA(b)	5,239	136,709
E.ON SE	116,672	976,774
Evonik Industries AG	13,870	295,228
Freenet AG	10,075	249,314
Hannover Rueck SE	2,541	367,924
HeidelbergCement AG	4,641	222,413
Hochtief AG	2,964	143,935
METRO AG*	23,830	200,550
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,561	600,273
TAG Immobilien AG	3,729	42,455
Talanx AG	5,509	209,181
Telefonica Deutschland Holding AG	156,641	448,703
Vonovia SE	14,022	430,983

Total Germany		11,817,076

Hong Kong - 3.6%
Bank of East Asia Ltd.	66,000	92,857
CLP Holdings Ltd.	108,000	895,991
Fortune Real Estate Investment Trust	125,000	103,543
Hang Lung Group Ltd.	66,000	124,482
Hang Lung Properties Ltd.	122,000	231,346
Hang Seng Bank Ltd.	53,918	951,662
Henderson Land Development Co. Ltd.	184,220	690,213
Hutchison Port Holdings Trust	550,023	129,255
Hysan Development Co. Ltd.	33,000	99,459
Kowloon Development Co. Ltd.	104,000	128,560
Link REIT	58,200	474,681
Power Assets Holdings Ltd.	136,518	858,571
Singamas Container Holdings Ltd.	276,000	41,856
Sino Land Co. Ltd.	242,000	357,127
Sun Hung Kai Properties Ltd.	96,000	1,134,097
Swire Pacific Ltd., Class B	80,000	79,827
Swire Properties Ltd.	170,800	424,010

Total Hong Kong		6,817,537

Indonesia - 0.0%
Nickel Industries Ltd.(a)	73,991	49,608

Israel - 0.2%
Ashtrom Group Ltd.	4,999	109,739
Delek Automotive Systems Ltd.	10,239	111,098
Delek Group Ltd.* ‡	0	22
G City Ltd.	9,445	53,615
Phoenix Holdings Ltd.	7,395	72,764

Total Israel		347,238

Italy - 4.9%
A2A SpA	122,230	154,876
ACEA SpA	7,796	115,001
Anima Holding SpA(b)	24,376	89,143
Assicurazioni Generali SpA	60,273	959,364
Azimut Holding SpA	3,773	65,419
Banca Mediolanum SpA	31,447	206,397
BFF Bank SpA(b)	13,139	88,118
Enel SpA	350,342	1,911,903
Eni SpA	134,493	1,592,781
Esprinet SpA	4,727	33,777
Intesa Sanpaolo SpA	650,225	1,210,004
Iren SpA	52,181	113,688
Italgas SpA(a)	45,830	266,157
Mediobanca Banca di Credito Finanziario SpA	27,093	233,903
Poste Italiane SpA(b)	24,278	226,199
Snam SpA(a)	182,510	953,835
Terna - Rete Elettrica Nazionale(a)	89,683	702,068
Unieuro SpA(a)(b)	3,667	56,815
Unipol Gruppo SpA	19,163	86,867
UnipolSai Assicurazioni SpA(a)	118,279	282,427

Total Italy		9,348,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

Investments	Shares	Value
Japan - 19.0%
Aisin Corp.	9,000	$278,238
Akita Bank Ltd.	4,400	53,634
Aozora Bank Ltd.(a)	7,800	151,401
Asahi Holdings, Inc.	3,800	59,606
Avex, Inc.(a)	6,000	59,534
Bank of Saga Ltd.	7,500	81,208
Canon, Inc.(a)	30,000	681,241
Chubu Electric Power Co., Inc.	25,200	253,382
Chugoku Electric Power Co., Inc.	17,900	115,025
Concordia Financial Group Ltd.	35,400	122,469
Cosmo Energy Holdings Co. Ltd.	3,800	105,171
Daito Trust Construction Co. Ltd.	1,800	155,151
Daiwa House Industry Co. Ltd.	15,600	363,087
Daiwa Securities Group, Inc.	52,800	235,522
Daiwabo Holdings Co. Ltd.	3,800	49,481
Denka Co. Ltd.	3,100	74,959
Electric Power Development Co. Ltd.	9,200	151,962
ENEOS Holdings, Inc.	167,300	632,601
FIDEA Holdings Co. Ltd.	6,600	62,475
Forum Engineering, Inc.	9,300	63,390
Fukuoka Financial Group, Inc.	7,800	140,320
H.U. Group Holdings, Inc.	4,600	99,852
Haseko Corp.	13,900	162,578
Hulic Co. Ltd.(a)	19,300	149,166
Idemitsu Kosan Co. Ltd.	12,600	303,279
Inpex Corp.(a)	33,100	358,154
Isuzu Motors Ltd.	19,000	209,922
Japan Post Holdings Co. Ltd.	110,300	786,807
Japan Post Insurance Co. Ltd.	13,900	222,126
Japan Tobacco, Inc.(a)	134,200	2,317,421
JFE Holdings, Inc.	17,100	179,993
K’s Holdings Corp.	11,000	107,041
Kajima Corp.	19,900	228,069
Kansai Electric Power Co., Inc.	34,000	336,359
KDDI Corp.	81,000	2,557,204
Ki-Star Real Estate Co. Ltd.	700	24,217
Konica Minolta, Inc.	20,700	69,023
Kuraray Co. Ltd.(a)	14,800	119,289
Kyushu Electric Power Co., Inc.	19,800	127,088
Kyushu Railway Co.	4,400	91,592
Marubeni Corp.	53,500	482,014
Mitsubishi Corp.	40,476	1,202,765
Mitsubishi Gas Chemical Co., Inc.	6,900	99,293
Mitsubishi HC Capital, Inc.	41,300	190,304
Mitsubishi Heavy Industries Ltd.	10,500	366,733
Mitsubishi Materials Corp.	6,900	98,633
Mitsubishi UFJ Financial Group, Inc.	278,600	1,495,792
Mitsui OSK Lines Ltd.(a)	24,600	562,239
Mizuho Financial Group, Inc.	62,560	710,538
MS&AD Insurance Group Holdings, Inc.	13,800	422,365
Neturen Co. Ltd.	12,200	58,640
NGK Spark Plug Co. Ltd.	9,200	166,793
Nikko Co. Ltd.	25,400	115,731
Nintendo Co. Ltd.	3,400	1,468,566
Nippon Electric Glass Co. Ltd.(a)	3,200	61,171
Nippon Telegraph & Telephone Corp.	141,500	4,057,885
Nippon Yusen KK	8,700	593,640
Nishimatsu Construction Co. Ltd.	6,600	197,483
Nittoc Construction Co. Ltd.(a)	18,700	112,733
NS United Kaiun Kaisha Ltd.(a)	900	24,412
Resona Holdings, Inc.	70,700	264,419
SBI Holdings, Inc.	5,200	101,623
Scroll Corp.(a)	5,100	34,161
Sekisui House Ltd.	20,000	349,858
Shimizu Corp.	26,000	143,535
SoftBank Corp.	288,700	3,201,403
Sojitz Corp.	7,680	108,596
Sompo Holdings, Inc.	11,900	524,071
Sumitomo Chemical Co. Ltd.	39,800	155,561
Sumitomo Corp.	42,200	576,831
Sumitomo Metal Mining Co. Ltd.	8,900	278,422
Sumitomo Mitsui Financial Group, Inc.	36,400	1,080,305
Sumitomo Mitsui Trust Holdings, Inc.	9,500	292,297
Sumitomo Rubber Industries Ltd.(a)	14,400	122,849
T&D Holdings, Inc.	11,100	132,688
Taisei Corp.	7,900	245,685
Takeda Pharmaceutical Co. Ltd.	64,400	1,809,865
Tama Home Co. Ltd.(a)	2,600	46,888
Teijin Ltd.	9,700	100,888
Tekken Corp.	7,500	99,039
Tokio Marine Holdings, Inc.	12,500	727,154
Tosoh Corp.	9,800	121,549
Toyo Seikan Group Holdings Ltd.	9,200	96,094
Yahagi Construction Co. Ltd.	11,500	63,995
YAMADA Consulting Group Co. Ltd.(a)	6,700	54,101
Yamada Holdings Co. Ltd.	40,100	144,042
Yamaha Motor Co. Ltd.(a)	13,700	250,695
Yamanashi Chuo Bank Ltd.	9,700	81,110
Yokohama Rubber Co. Ltd.(a)	9,100	123,048

Total Japan		36,157,539

Netherlands - 1.6%
ASR Nederland NV	3,820	154,034
ING Groep NV	68,987	680,187
Koninklijke KPN NV	206,921	735,723
Koninklijke Vopak NV	3,956	99,590
NN Group NV	12,165	551,194
Ordina NV	19,755	98,308
PostNL NV(a)	60,699	183,710
Randstad NV(a)	6,496	313,755
RHI Magnesita NV	2,078	50,245
SBM Offshore NV	7,936	107,318
Signify NV(b)	4,317	142,753

Total Netherlands		3,116,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

Investments	Shares	Value
Norway - 2.1%
ABG Sundal Collier Holding ASA	91,007	$54,256
AF Gruppen ASA	7,998	127,583
Aker BP ASA(a)	10,549	365,274
Atea ASA	2,321	24,056
Austevoll Seafood ASA	4,695	54,792
DNB Bank ASA	29,196	521,729
Gjensidige Forsikring ASA	13,063	263,779
Kid ASA(b)	7,804	65,799
Kongsberg Gruppen ASA	5,503	196,620
Orkla ASA	23,781	189,483
Salmar ASA	2,277	159,601
Storebrand ASA	6,640	47,113
Telenor ASA	89,550	1,187,383
TGS ASA	9,354	130,940
Veidekke ASA	9,579	86,776
Yara International ASA	11,530	480,351

Total Norway		3,955,535

Portugal - 0.6%
EDP - Energias de Portugal SA	103,580	482,097
Galp Energia SGPS SA	32,671	382,033
Navigator Co. SA	27,323	109,575
REN - Redes Energeticas Nacionais SGPS SA	50,230	150,975
Sonae SGPS SA	73,878	90,443

Total Portugal		1,215,123

Singapore - 2.2%
Bukit Sembawang Estates Ltd.	33,400	118,557
Hour Glass Ltd.	46,600	77,683
Jardine Cycle & Carriage Ltd.	8,300	168,719
Keppel Corp. Ltd.	44,000	205,188
Keppel Infrastructure Trust	395,321	161,912
NetLink NBN Trust	246,800	172,017
Olam Group Ltd.	136,400	148,975
Oversea-Chinese Banking Corp. Ltd.	107,992	883,832
Propnex Ltd.	48,700	53,540
Riverstone Holdings Ltd.(a)	124,000	65,934
Sembcorp Industries Ltd.	34,600	70,856
Sheng Siong Group Ltd.	89,400	97,642
Singapore Exchange Ltd.	15,500	105,360
Singapore Technologies Engineering Ltd.	119,600	350,627
Singapore Telecommunications Ltd.	318,100	578,280
United Overseas Bank Ltd.	44,800	845,010
Venture Corp. Ltd.	6,600	78,866

Total Singapore		4,182,998

Spain - 3.0%
Acerinox SA(a)	11,945	115,338
Aedas Homes SA(b)	3,111	69,276
Bankinter SA(a)	17,632	109,715
Cia de Distribucion Integral Logista Holdings SA	11,269	219,837
ContourGlobal PLC(b)	41,093	125,512
Ebro Foods SA(a)	4,977	83,772
Enagas SA(a)	14,863	327,397
Fomento de Construcciones y Contratas SA(a)	12,890	127,077
Iberdrola SA	187,412	1,938,922
Mapfre SA(a)	108,103	190,093
Naturgy Energy Group SA(a)	42,775	1,228,434
Prosegur Cash SA(a)(b)	99,531	64,722
Red Electrica Corp. SA(a)	20,880	393,468
Repsol SA(a)	53,289	782,739

Total Spain		5,776,302

Sweden - 1.6%
Axfood AB	9,340	268,240
Bilia AB, Class A	3,518	50,569
Electrolux AB, Class B(a)	8,569	115,113
Intrum AB	4,158	79,184
JM AB	2,574	42,526
Lundin Energy AB(a)	12,520	8,540
Lundin Energy MergerCo AB(a)	12,292	500,149
Peab AB, Class B(a)	14,953	87,260
Skandinaviska Enskilda Banken AB, Class A	49,050	480,573
Svenska Handelsbanken AB, Class A	41,971	358,052
Tele2 AB, Class B(a)	31,837	361,946
Telia Co. AB(a)	168,641	644,784

Total Sweden		2,996,936

Switzerland - 6.2%
Adecco Group AG, Registered Shares	5,751	194,874
Allreal Holding AG, Registered Shares	665	109,612
Baloise Holding AG, Registered Shares	1,276	207,791
Banque Cantonale Vaudoise, Registered Shares	2,510	196,375
Clariant AG, Registered Shares*(a)	10,189	193,488
Helvetia Holding AG, Registered Shares	1,479	172,564
Holcim AG, Registered Shares	18,419	785,936
Landis + Gyr Group AG(a)	1,173	61,324
Novartis AG, Registered Shares	64,759	5,469,019
OC Oerlikon Corp. AG, Registered Shares	14,366	99,715
PSP Swiss Property AG, Registered Shares	1,857	205,999
Sulzer AG, Registered Shares(a)	1,164	72,100
Swiss Life Holding AG, Registered Shares	699	339,515
Swiss Prime Site AG, Registered Shares	2,099	183,623
Swisscom AG, Registered Shares	2,093	1,153,025
Zurich Insurance Group AG	5,303	2,299,896

Total Switzerland		11,744,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

Investments	Shares	Value
United Kingdom - 15.1%
abrdn PLC(a)	60,316	$117,091
Admiral Group PLC	16,638	453,423
Airtel Africa PLC(b)	79,115	129,902
Anglo American PLC	59,410	2,119,059
Antofagasta PLC	25,854	362,651
Ashmore Group PLC(a)	29,129	78,463
Assura PLC	97,507	77,445
Aviva PLC*	113,546	553,376
BAE Systems PLC	142,303	1,434,751
Barratt Developments PLC	30,283	168,219
BP PLC	593,844	2,800,396
Close Brothers Group PLC	7,492	93,261
Direct Line Insurance Group PLC	49,818	152,282
Diversified Energy Co. PLC	118,770	160,684
Drax Group PLC	14,176	110,699
Ferrexpo PLC	78,747	124,611
GSK PLC	190,189	4,078,095
Hargreaves Lansdown PLC	6,926	66,264
HSBC Holdings PLC	353,812	2,301,403
Imperial Brands PLC	86,007	1,917,724
Investec PLC	16,456	88,893
J. Sainsbury PLC	53,112	131,584
Jupiter Fund Management PLC	35,689	64,190
Kingfisher PLC	50,463	149,719
Land Securities Group PLC	25,695	207,203
Legal & General Group PLC	176,263	512,680
Londonmetric Property PLC	44,773	124,192
Moneysupermarket.com Group PLC	34,635	73,231
National Grid PLC	130,974	1,673,326
OSB Group PLC	18,673	108,897
Redde Northgate PLC	21,274	87,068
Redrow PLC	12,579	74,825
Severn Trent PLC	6,943	229,264
Shell PLC	88,105	2,283,361
SSE PLC	53,936	1,058,522
St. James’s Place PLC	7,837	104,932
Synthomer PLC	19,774	54,033
Tate & Lyle PLC	21,413	194,882
Taylor Wimpey PLC	131,159	185,807
Tesco PLC	184,317	571,921
Unilever PLC	64,932	2,934,257
United Utilities Group PLC	30,787	381,371
Vistry Group PLC	5,643	57,292
Vivo Energy PLC(b)	89,775	159,180

Total United Kingdom		28,810,429

TOTAL COMMON STOCKS (Cost: $201,583,497)		188,957,382

RIGHTS - 0.0%

Spain - 0.0%
Fomento de Construcciones y Contratas SA, expiring 7/7/22*(a) (Cost: $5,233)	12,416	4,452

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(a)(c) (Cost: $300,200)	6,878	287,776

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $8,239,268)	8,239,268	8,239,268

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $210,128,198)		197,488,878
Other Assets less Liabilities - (3.7)%		(7,110,488)

NET ASSETS - 100.0%		$190,378,390

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $78,563, which represents 0.04% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,164,712 and the total market value of the collateral held by the Fund was $11,520,775. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,281,507.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree International LargeCap Dividend Fund	$882,052	$2,047,434	$2,326,172	$(281,332)	$(34,206)	$287,776	$60,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/5/2022	1,605,438 HKD	204,596 USD	$—	$(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Belgium	$953,233	$—	$78,563	*	$1,031,796
Sweden	2,496,787	500,149	—		2,996,936
Other	184,928,650	—	—		184,928,650
Rights	4,452	—	—		4,452
Exchange-Traded Fund	287,776	—	—		287,776
Investment of Cash Collateral for Securities Loaned	—	8,239,268	—		8,239,268

Total Investments in Securities	$188,670,898	$8,739,417	$78,563		$197,488,878

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2)	$—		$(2)

Total - Net	$188,670,898	$8,739,415	$78,563		$197,488,876

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 14.0%
Australia & New Zealand Banking Group Ltd.	90,173	$1,366,025
BHP Group Ltd.	487,094	13,816,697
Coles Group Ltd.	62,254	762,428
Commonwealth Bank of Australia	76,756	4,770,371
CSL Ltd.	4,086	755,988
Fortescue Metals Group Ltd.	331,951	4,001,505
Goodman Group(a)	35,904	440,459
Macquarie Group Ltd.	7,653	865,748
National Australia Bank Ltd.	132,924	2,503,588
Rio Tinto Ltd.	149,220	9,255,085
Telstra Corp. Ltd.	649,377	1,719,195
Transurban Group	70,914	701,227
Wesfarmers Ltd.	45,475	1,310,563
Westpac Banking Corp.	110,802	1,485,763
Woodside Energy Group Ltd.	107,966	2,363,892
Woolworths Group Ltd.	44,614	1,092,166

Total Australia		47,210,700

Austria - 0.2%
OMV AG	15,486	724,657

Belgium - 0.3%
Anheuser-Busch InBev SA/NV	16,062	862,438
UCB SA	2,306	194,407

Total Belgium		1,056,845

China - 1.3%
BOC Hong Kong Holdings Ltd.	472,634	1,867,178
China Resources Beer Holdings Co. Ltd.	26,000	193,833
CITIC Ltd.	1,754,000	1,777,035
Wilmar International Ltd.	185,600	538,783

Total China		4,376,829

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	213	495,718
Carlsberg A/S, Class B	2,294	291,533
Coloplast A/S, Class B	3,525	400,600
Novo Nordisk A/S, Class B	33,080	3,660,803
Orsted A/S(b)	4,934	514,601
Vestas Wind Systems A/S	6,035	127,176

Total Denmark		5,490,431

Finland - 1.9%
Fortum Oyj	49,614	742,504
Kone Oyj, Class B	12,533	594,335
Neste Oyj	11,095	489,953
Nordea Bank Abp	368,337	3,234,999
Sampo Oyj, Class A	18,673	810,541
UPM-Kymmene Oyj	20,899	633,835

Total Finland		6,506,167

France - 11.2%
Air Liquide SA	13,646	1,827,787
Amundi SA(a)(b)	7,456	406,892
AXA SA	191,212	4,329,890
BNP Paribas SA	51,860	2,459,556
Capgemini SE	2,923	499,479
Cie de Saint-Gobain(a)	16,517	707,026
Cie Generale des Etablissements Michelin SCA	17,715	481,061
Credit Agricole SA(a)	173,392	1,582,691
Danone SA	21,979	1,223,805
Electricite de France SA(a)	49,210	401,592
Engie SA	97,330	1,115,830
EssilorLuxottica SA	5,421	809,869
Hermes International	519	578,942
Kering SA	1,463	749,605
L’Oreal SA	7,906	2,721,772
Legrand SA	5,942	437,702
LVMH Moet Hennessy Louis Vuitton SE	7,280	4,427,246
Orange SA	224,333	2,631,414
Pernod Ricard SA	3,617	662,878
Publicis Groupe SA	13,017	634,978
Safran SA	1,721	169,504
Sanofi	42,682	4,298,873
Schneider Electric SE	14,373	1,696,464
Societe Generale SA	15,348	335,192
Thales SA	4,936	604,018
Veolia Environnement SA(a)	23,119	562,914
Vinci SA	16,327	1,450,187

Total France		37,807,167

Germany - 8.1%
adidas AG	2,167	382,324
Allianz SE, Registered Shares	17,800	3,389,073
BASF SE	42,191	1,831,609
Bayer AG, Registered Shares	36,676	2,174,810
Bayerische Motoren Werke AG	11,821	907,838
Deutsche Boerse AG	3,692	616,024
Deutsche Post AG, Registered Shares	42,466	1,586,716
Deutsche Telekom AG, Registered Shares	165,999	3,287,958
Deutsche Wohnen SE, Bearer Shares	7,223	165,675
E.ON SE	156,863	1,313,251
Fresenius SE & Co. KGaA	10,715	323,738
Hannover Rueck SE	4,803	695,449
Hapag-Lloyd AG(b)	4,529	1,169,506
Henkel AG & Co. KGaA	6,581	401,798
Knorr-Bremse AG	2,624	149,288
Mercedes-Benz Group AG, Registered Shares	23,160	1,337,021
Merck KGaA	1,384	232,951
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,914	1,151,792
RWE AG	15,363	563,429
SAP SE	16,866	1,532,798
Siemens AG, Registered Shares	19,178	1,946,619
Siemens Healthineers AG(b)	14,610	740,637
Vantage Towers AG	10,606	294,942
Volkswagen AG	4,284	778,847
Vonovia SE	17,699	544,001

Total Germany		27,518,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2022

Investments	Shares	Value
Hong Kong - 3.1%
AIA Group Ltd.	166,604	$1,805,755
CLP Holdings Ltd.	138,500	1,149,026
Hang Seng Bank Ltd.	102,418	1,807,695
Henderson Land Development Co. Ltd.	239,219	896,277
Hong Kong & China Gas Co. Ltd.	480,925	517,885
Hong Kong Exchanges & Clearing Ltd.	21,824	1,073,546
Link REIT	80,300	654,930
MTR Corp. Ltd.	160,938	840,895
Sun Hung Kai Properties Ltd.	121,442	1,434,656
Techtronic Industries Co. Ltd.	18,000	187,754

Total Hong Kong		10,368,419

Ireland - 0.2%
CRH PLC(a)	17,760	612,717

Italy - 3.2%
Assicurazioni Generali SpA	115,133	1,832,569
Enel SpA	458,060	2,499,747
Eni SpA	175,372	2,076,906
Intesa Sanpaolo SpA	1,225,004	2,279,611
Moncler SpA	4,157	177,879
Poste Italiane SpA(b)	48,388	450,833
Snam SpA(a)	233,283	1,219,185
UniCredit SpA	22,723	215,346

Total Italy		10,752,076

Japan - 17.7%
Advantest Corp.	4,100	219,101
Aeon Co. Ltd.	14,245	246,827
Asahi Group Holdings Ltd.	11,235	367,595
Astellas Pharma, Inc.	42,800	666,313
Bridgestone Corp.(a)	20,855	759,871
Canon, Inc.(a)	39,036	886,431
Chugai Pharmaceutical Co. Ltd.	23,000	587,465
Dai-ichi Life Holdings, Inc.	25,400	469,280
Daikin Industries Ltd.	1,900	304,185
Daiwa House Industry Co. Ltd.	19,800	460,841
Denso Corp.	13,400	710,958
FANUC Corp.	3,375	527,658
Fast Retailing Co. Ltd.	700	366,243
FUJIFILM Holdings Corp.	9,400	503,575
Fujitsu Ltd.	2,200	274,727
Hitachi Ltd.	14,800	701,354
Honda Motor Co. Ltd.	53,700	1,301,638
Hoya Corp.	3,000	255,824
ITOCHU Corp.	63,700	1,719,391
Japan Post Holdings Co. Ltd.	201,100	1,434,515
Japan Tobacco, Inc.(a)	172,709	2,982,410
Kao Corp.(a)	11,200	451,116
KDDI Corp.	105,080	3,317,420
Keyence Corp.	800	273,115
Kirin Holdings Co. Ltd.(a)	31,100	489,318
Komatsu Ltd.	19,267	426,596
Kyowa Kirin Co. Ltd.	7,000	157,153
Lasertec Corp.(a)	500	59,438
Mitsubishi Corp.	51,505	1,530,497
Mitsubishi Electric Corp.	52,781	563,728
Mitsubishi UFJ Financial Group, Inc.	512,200	2,749,981
Mitsui Fudosan Co. Ltd.	16,900	362,929
Mizuho Financial Group, Inc.	117,014	1,329,010
MS&AD Insurance Group Holdings, Inc.	25,600	783,518
Murata Manufacturing Co. Ltd.	13,810	751,822
Nidec Corp.	2,900	178,882
Nintendo Co. Ltd.	4,600	1,986,883
Nippon Steel Corp.	28,300	395,581
Nippon Telegraph & Telephone Corp.	182,404	5,230,915
NTT Data Corp.	14,500	200,228
Olympus Corp.	9,700	194,671
Omron Corp.	2,200	111,591
Otsuka Holdings Co. Ltd.	13,100	464,582
Panasonic Holdings Corp.	38,784	313,030
Recruit Holdings Co. Ltd.	5,500	161,735
Seven & I Holdings Co. Ltd.	18,300	709,478
SG Holdings Co. Ltd.	10,500	176,913
Shimano, Inc.	900	151,838
Shin-Etsu Chemical Co. Ltd.	5,700	641,934
Shionogi & Co. Ltd.	4,600	232,108
SMC Corp.	650	289,319
SoftBank Corp.	371,900	4,124,010
SoftBank Group Corp.	11,080	426,954
Sony Group Corp.	5,500	449,174
Sumitomo Corp.	52,410	716,391
Sumitomo Mitsui Financial Group, Inc.	65,294	1,937,841
Suzuki Motor Corp.	9,717	304,982
Takeda Pharmaceutical Co. Ltd.	81,500	2,290,435
Tokio Marine Holdings, Inc.	22,700	1,320,512
Tokyo Electron Ltd.	4,250	1,385,853
Toshiba Corp.	10,100	410,007
Toyota Motor Corp.	375,365	5,802,263

Total Japan		59,599,953

Netherlands - 1.8%
ASM International NV	491	122,477
ASML Holding NV	2,435	1,160,444
Heineken NV	5,920	538,449
ING Groep NV	129,189	1,273,757
Koninklijke Ahold Delhaize NV	28,192	732,707
Koninklijke DSM NV	2,364	338,835
Koninklijke Philips NV	16,997	365,252
NN Group NV	23,154	1,049,103
Wolters Kluwer NV	6,072	587,568

Total Netherlands		6,168,592

Norway - 1.7%
DNB Bank ASA	55,912	999,141
Equinor ASA	89,177	3,091,939
Telenor ASA	118,573	1,572,212

Total Norway		5,663,292

Portugal - 0.2%
EDP - Energias de Portugal SA	145,356	676,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2022

Investments	Shares	Value
Singapore - 1.8%
DBS Group Holdings Ltd.	96,734	$2,062,991
Oversea-Chinese Banking Corp. Ltd.	209,812	1,717,151
Singapore Telecommunications Ltd.	413,400	751,528
United Overseas Bank Ltd.	84,886	1,601,105

Total Singapore		6,132,775

Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	222,663	1,008,067
Banco Santander SA	229,959	646,224
Ferrovial SA	10,823	273,707
Iberdrola SA	248,267	2,568,514
Industria de Diseno Textil SA	64,205	1,449,188
Naturgy Energy Group SA(a)	57,075	1,639,109
Repsol SA(a)	71,483	1,049,983

Total Spain		8,634,792

Sweden - 1.9%
Assa Abloy AB, Class B	23,186	491,668
Atlas Copco AB, Class A	52,999	494,283
Atlas Copco AB, Class B	29,628	247,319
Epiroc AB, Class A	9,157	141,143
EQT AB(a)	7,147	146,045
Essity AB, Class B	14,972	390,247
Evolution AB(b)	955	86,680
Hexagon AB, Class B(a)	25,137	260,633
Investment AB Latour, Class B(a)	6,026	118,963
Nibe Industrier AB, Class B	5,628	42,179
Sandvik AB	22,795	368,928
Skandinaviska Enskilda Banken AB, Class A	85,410	836,814
Svenska Handelsbanken AB, Class A	70,031	597,430
Swedbank AB, Class A	13,498	170,315
Telefonaktiebolaget LM Ericsson, Class B	58,076	432,252
Telia Co. AB	205,131	784,300
Volvo AB, Class B	43,604	673,927

Total Sweden		6,283,126

Switzerland - 11.3%
ABB Ltd., Registered Shares	73,647	1,958,586
Cie Financiere Richemont SA, Class A, Registered Shares	8,541	906,871
EMS-Chemie Holding AG, Registered Shares	641	475,720
Geberit AG, Registered Shares	902	432,274
Holcim AG, Registered Shares	23,842	1,017,335
Kuehne + Nagel International AG, Registered Shares	2,684	633,607
Nestle SA, Registered Shares	88,394	10,289,473
Novartis AG, Registered Shares	83,248	7,030,450
Partners Group Holding AG	653	586,735
Roche Holding AG	15,604	5,192,097
Roche Holding AG, Bearer Shares(a)	3,522	1,355,309
SGS SA, Registered Shares	290	661,879
Sika AG, Registered Shares	1,727	396,866
Sonova Holding AG, Registered Shares	672	213,389
Swisscom AG, Registered Shares	2,838	1,563,442
UBS Group AG, Registered Shares	69,316	1,114,298
Zurich Insurance Group AG	10,001	4,337,406

Total Switzerland		38,165,737

United Kingdom - 15.2%
Anglo American PLC	75,999	2,710,762
Antofagasta PLC(a)	31,783	445,817
Ashtead Group PLC	4,497	187,817
AstraZeneca PLC	31,796	4,170,382
Aviva PLC*	192,462	937,980
BAE Systems PLC	184,250	1,857,676
Barclays PLC	222,815	414,339
BP PLC	770,999	3,635,807
CNH Industrial NV	15,405	177,479
Coca-Cola Europacific Partners PLC	8,290	424,499
Diageo PLC	62,276	2,670,156
GSK PLC	247,395	5,304,725
HSBC Holdings PLC	664,378	4,321,509
Imperial Brands PLC	109,274	2,436,515
Legal & General Group PLC	325,923	947,982
Linde PLC	6,183	1,770,817
Lloyds Banking Group PLC	1,581,577	812,668
London Stock Exchange Group PLC	4,736	438,965
National Grid PLC	170,254	2,175,168
NatWest Group PLC	261,991	694,576
Reckitt Benckiser Group PLC	19,161	1,435,764
RELX PLC	37,844	1,023,062
Segro PLC	30,413	360,782
Shell PLC	211,285	5,475,739
SSE PLC	71,024	1,393,882
Standard Chartered PLC	49,345	370,709
Tesco PLC	235,583	730,995
Unilever PLC	84,665	3,825,985

Total United Kingdom		51,152,557

TOTAL COMMON STOCKS (Cost: $324,308,545)		334,901,463

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(c) (Cost: $149,629)	2,375	131,409

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $9,108,430)	9,108,430	9,108,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2022

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $333,566,604)	$344,141,302
Other Assets less Liabilities - (2.1)%	(6,926,332)

NET ASSETS - 100.0%	$337,214,970

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,206,482 and the total market value of the collateral held by the Fund was $9,795,468. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $687,038.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$712,614	$498,238	$(64,747)	$(18,220)	$131,409	$14,478

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$334,901,463	$—	$—	$334,901,463
Exchange-Traded Fund	131,409	—	—	131,409
Investment of Cash Collateral for Securities Loaned	—	9,108,430	—	9,108,430

Total Investments in Securities	$335,032,872	$9,108,430	$—	$344,141,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 10.7%
ALS Ltd.	15,195	$111,594
Alumina Ltd.	140,212	141,251
Ampol Ltd.	6,792	159,872
Ansell Ltd.	5,011	76,635
APA Group(a)	80,932	627,208
ASX Ltd.(a)	3,887	218,402
Atlas Arteria Ltd.	51,905	287,681
Aurizon Holdings Ltd.	170,025	444,287
Bank of Queensland Ltd.(a)	33,933	155,638
Bendigo & Adelaide Bank Ltd.	51,059	318,454
BlueScope Steel Ltd.	8,227	89,951
Brambles Ltd.	49,111	361,689
carsales.com Ltd.(a)	7,898	99,877
Challenger Ltd.	21,939	103,191
Charter Hall Group(a)	18,215	135,652
Cleanaway Waste Management Ltd.	48,423	83,911
Cochlear Ltd.	974	133,084
Computershare Ltd.	16,621	281,621
Dexus(a)	82,054	501,049
Domino’s Pizza Enterprises Ltd.(a)	2,248	105,117
Downer EDI Ltd.	27,318	94,865
Evolution Mining Ltd.	71,256	116,618
GPT Group	164,285	476,736
Harvey Norman Holdings Ltd.(a)	97,558	248,888
IGO Ltd.	9,109	62,262
Insurance Australia Group Ltd.(a)	112,557	337,463
JB Hi-Fi Ltd.(a)	8,007	211,761
Lendlease Corp. Ltd.	20,615	129,143
Magellan Financial Group Ltd.(a)	13,994	124,329
Medibank Pvt Ltd.	170,179	380,327
Mineral Resources Ltd.	22,418	744,118
Mirvac Group(a)	153,259	208,142
Newcrest Mining Ltd.	27,052	388,602
Nine Entertainment Co. Holdings Ltd.	80,968	101,612
OZ Minerals Ltd.(a)	7,065	86,282
Premier Investments Ltd.	7,561	100,191
QBE Insurance Group Ltd.	15,841	132,351
Qube Holdings Ltd.	60,979	114,475
Ramsay Health Care Ltd.	5,578	280,928
REA Group Ltd.(a)	1,763	135,575
Reece Ltd.	8,145	77,181
Santos Ltd.	47,046	240,046
Scentre Group	267,362	476,175
Seven Group Holdings Ltd.(a)	9,072	103,619
Sonic Healthcare Ltd.	19,070	432,876
South32 Ltd.	94,500	256,033
Steadfast Group Ltd.	41,755	144,138
Stockland(a)	140,939	349,869
Suncorp Group Ltd.	118,360	893,665
Tabcorp Holdings Ltd.	112,450	82,352
Treasury Wine Estates Ltd.	19,800	154,536
Vicinity Centres	282,183	356,069
Washington H Soul Pattinson & Co. Ltd.(a)	6,039	97,755
Worley Ltd.	27,241	266,748

Total Australia		12,841,894

Austria - 1.1%
Andritz AG	825	33,154
BAWAG Group AG(b)	13,116	550,679
CA Immobilien Anlagen AG	4,573	144,621
EVN AG	5,785	122,168
Raiffeisen Bank International AG	7,845	84,804
Telekom Austria AG*	10,489	69,632
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,256	119,789
Voestalpine AG	4,999	105,987
Wienerberger AG	4,581	98,083

Total Austria		1,328,917

Belgium - 2.0%
Ackermans & van Haaren NV	668	99,517
Aedifica SA†	1,473	144,293
Cofinimmo SA	691	74,841
D’ieteren Group	759	110,772
Elia Group SA/NV	1,758	248,484
Etablissements Franz Colruyt NV	5,552	150,623
Melexis NV	1,198	85,730
Proximus SADP	27,223	400,294
Solvay SA	4,269	345,081
Telenet Group Holding NV	16,347	338,552
Umicore SA	4,775	166,334
Warehouses De Pauw CVA	6,817	213,805

Total Belgium		2,378,326

China - 3.3%
Beijing Enterprises Holdings Ltd.	55,700	198,043
BYD Electronic International Co. Ltd.(a)	30,500	96,200
China Everbright Environment Group Ltd.	446,407	263,397
China Merchants Port Holdings Co. Ltd.	366,000	622,209
China Power International Development Ltd.	517,000	328,110
China Resources Pharmaceutical Group Ltd.(b)	282,000	191,547
China Resources Power Holdings Co. Ltd.	202,000	417,028
China Taiping Insurance Holdings Co. Ltd.	134,000	165,302
CSPC Pharmaceutical Group Ltd.	286,000	283,924
Fosun International Ltd.	219,500	202,802
Guangdong Investment Ltd.	458,208	484,663
Lenovo Group Ltd.	516,000	482,006
Wharf Holdings Ltd.	53,000	193,171

Total China		3,928,402

Denmark - 1.4%
Danske Bank A/S	18,208	256,737
H Lundbeck A/S	14,627	70,880
H Lundbeck A/S, Class A*	3,657	17,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

Investments	Shares	Value
Novozymes A/S, Class B	3,205	$191,939
Royal Unibrew A/S	1,826	161,311
Topdanmark A/S	4,034	209,488
Tryg A/S	37,998	851,214

Total Denmark		1,759,079

Finland - 2.1%
Elisa Oyj	10,616	595,101
Huhtamaki Oyj	3,017	119,226
Kesko Oyj, Class A	4,786	103,323
Kesko Oyj, Class B	13,594	319,909
Kojamo Oyj	5,509	94,799
Konecranes Oyj	2,474	57,471
Metsa Board Oyj, Class B	11,801	98,082
Metso Outotec Oyj	23,479	175,505
Nokian Renkaat Oyj	9,913	108,092
Orion Oyj, Class B	4,919	219,073
Stora Enso Oyj, Class R	14,304	223,788
TietoEVRY Oyj	6,550	161,332
Valmet Oyj	7,362	180,177
Wartsila Oyj Abp	13,153	102,169

Total Finland		2,558,047

France - 5.4%
ALD SA(a)(b)	37,850	440,022
Arkema SA	2,857	253,643
BioMerieux	995	96,949
Bouygues SA(a)	22,760	698,605
Bureau Veritas SA(a)	11,252	287,615
Carrefour SA(a)	30,285	534,604
Cie Plastic Omnium SA	4,313	74,534
Covivio	5,573	308,502
Edenred	3,116	146,495
Eiffage SA	4,502	404,204
Eurazeo SE	3,071	189,745
Eutelsat Communications SA	20,537	230,592
Faurecia SE*	4,149	82,045
Gecina SA	3,927	365,388
ICADE	5,185	252,277
Imerys SA	3,740	113,624
Ipsen SA	1,005	94,613
Klepierre SA	16,608	318,782
La Francaise des Jeux SAEM(b)	7,400	255,454
Remy Cointreau SA	708	123,388
Rexel SA	14,637	224,561
Rothschild & Co.	2,447	82,502
Rubis SCA	7,552	175,906
SEB SA	1,155	110,546
SPIE SA	6,258	135,428
Trigano SA	801	78,214
Valeo	3,641	70,134
Verallia SA(b)	6,537	155,681
Wendel SE	2,078	173,253

Total France		6,477,306

Germany - 5.0%
alstria office REIT AG	8,546	99,708
Aurubis AG	1,172	79,348
Bechtle AG	1,653	67,414
Brenntag SE	4,859	315,458
Covestro AG(b)	5,351	184,497
Dermapharm Holding SE	1,425	70,764
DWS Group GmbH & Co. KGaA(b)	11,023	287,639
Evonik Industries AG	21,864	465,383
Fielmann AG	2,335	115,954
Freenet AG	11,412	282,399
GEA Group AG	6,450	221,782
HeidelbergCement AG	8,188	392,397
Hella GmbH & Co. KGaA	2,005	134,886
Hochtief AG	4,707	228,577
LANXESS AG	2,031	72,575
LEG Immobilien SE	2,473	204,557
METRO AG*	41,730	351,194
ProSiebenSat.1 Media SE	16,659	153,436
Rheinmetall AG	1,349	310,692
Scout24 SE(b)	1,439	73,701
Stroeer SE & Co. KGaA	2,162	96,965
TAG Immobilien AG	6,322	71,976
Talanx AG	11,331	430,246
Telefonica Deutschland Holding AG	274,127	785,246
Traton SE	6,438	93,959
United Internet AG, Registered Shares	4,522	128,731
Varta AG	1,031	85,302
Wacker Chemie AG	1,237	177,947

Total Germany		5,982,733

Hong Kong - 3.4%
Bank of East Asia Ltd.	171,180	240,836
Hang Lung Group Ltd.	69,000	130,140
Hang Lung Properties Ltd.	218,000	413,388
Hysan Development Co. Ltd.	64,000	192,890
Power Assets Holdings Ltd.	232,000	1,459,064
Sino Land Co. Ltd.	423,046	624,303
Swire Pacific Ltd., Class A	44,000	262,140
Swire Properties Ltd.	304,000	754,678

Total Hong Kong		4,077,439

Ireland - 0.2%
Glanbia PLC	11,142	120,328
Smurfit Kappa Group PLC(a)	4,556	152,799

Total Ireland		273,127

Israel - 1.2%
Azrieli Group Ltd.	2,453	171,184
Bank Hapoalim BM	24,660	205,327
Bank Leumi Le-Israel BM	26,426	234,293
Elbit Systems Ltd.	613	139,538
First International Bank of Israel Ltd.	1,886	70,062
ICL Group Ltd.	28,762	260,260
Mizrahi Tefahot Bank Ltd.	7,644	252,097
Strauss Group Ltd.	3,827	93,693

Total Israel		1,426,454

Italy - 5.0%
A2A SpA	244,759	310,131
ACEA SpA	10,726	158,222
Azimut Holding SpA	11,465	198,789
Banca Mediolanum SpA	74,924	491,751
Banco BPM SpA	41,683	118,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

Investments	Shares	Value
BPER Banca(a)	32,319	$52,963
Brembo SpA(a)	7,282	70,572
De’ Longhi SpA	3,045	56,473
DiaSorin SpA	423	55,367
ERG SpA	5,362	166,153
Hera SpA(a)	96,706	279,040
Infrastrutture Wireless Italiane SpA(b)	38,944	394,274
Iren SpA	86,133	187,660
Italgas SpA(a)	67,634	392,783
Mediobanca Banca di Credito Finanziario SpA	65,868	568,660
Pirelli & C. SpA(b)	16,333	66,184
Prysmian SpA	4,756	130,320
Recordati Industria Chimica e Farmaceutica SpA	5,495	238,464
Telecom Italia SpA*(a)	558,151	145,705
Terna - Rete Elettrica Nazionale(a)	145,084	1,135,765
Unipol Gruppo SpA	47,314	214,478
UnipolSai Assicurazioni SpA(a)	253,882	606,221

Total Italy		6,038,331

Japan - 26.4%
ABC-Mart, Inc.	3,378	149,188
Acom Co. Ltd.	35,700	83,301
Aeon Mall Co. Ltd.	8,200	100,135
AGC, Inc.(a)	9,528	334,537
Air Water, Inc.	8,100	101,597
Aisin Corp.	12,400	383,350
Ajinomoto Co., Inc.	14,300	347,356
Amada Co. Ltd.	14,100	103,476
Asahi Kasei Corp.	44,800	341,635
Azbil Corp.	2,700	70,851
Brother Industries Ltd.	8,900	156,244
Canon Marketing Japan, Inc.	5,000	103,713
Capcom Co. Ltd.	4,500	109,142
Casio Computer Co. Ltd.	9,500	88,039
Chiba Bank Ltd.	31,600	172,357
Chubu Electric Power Co., Inc.	29,300	294,607
Chugoku Electric Power Co., Inc.	28,800	185,068
COMSYS Holdings Corp.	5,600	106,596
Concordia Financial Group Ltd.	49,500	171,249
Dai Nippon Printing Co. Ltd.	9,879	212,771
Daifuku Co. Ltd.	1,300	74,256
Daito Trust Construction Co. Ltd.	2,820	243,069
Daiwa Securities Group, Inc.	105,900	472,382
Denka Co. Ltd.	4,000	96,721
Dentsu Group, Inc.(a)	6,300	188,970
Disco Corp.	1,000	237,017
Ebara Corp.	3,300	123,396
ENEOS Holdings, Inc.	260,200	983,878
Fuji Electric Co. Ltd.	3,775	156,163
Fukuoka Financial Group, Inc.	9,300	167,305
Hakuhodo DY Holdings, Inc.	10,700	98,057
Hamamatsu Photonics KK	2,600	100,857
Hankyu Hanshin Holdings, Inc.	1,800	49,023
Haseko Corp.	16,200	189,480
Hino Motors Ltd.	9,700	49,766
Hirose Electric Co. Ltd.	875	115,997
Hoshizaki Corp.(a)	2,400	71,459
Hulic Co. Ltd.(a)	30,900	238,821
Idemitsu Kosan Co. Ltd.	20,866	502,240
Iida Group Holdings Co. Ltd.	10,600	162,993
Inpex Corp.	53,400	577,807
Isuzu Motors Ltd.	27,900	308,254
Itochu Techno-Solutions Corp.	5,900	144,400
Japan Exchange Group, Inc.	13,200	190,244
Japan Post Insurance Co. Ltd.	29,600	473,016
JFE Holdings, Inc.	26,800	282,095
JSR Corp.	5,800	150,278
Kajima Corp.	24,076	275,929
Kakaku.com, Inc.	3,000	49,420
Kansai Electric Power Co., Inc.	49,300	487,720
Kansai Paint Co. Ltd.	5,400	68,764
Kikkoman Corp.	1,600	84,796
Kobayashi Pharmaceutical Co. Ltd.(a)	900	55,383
Koei Tecmo Holdings Co. Ltd.	3,710	119,611
Koito Manufacturing Co. Ltd.	2,000	63,376
Konami Holdings Corp.	2,700	149,255
Kuraray Co. Ltd.(a)	11,800	95,109
Kurita Water Industries Ltd.(a)	2,900	104,810
Kyushu Electric Power Co., Inc.	25,300	162,391
Kyushu Railway Co.	8,000	166,530
Lawson, Inc.	300	9,981
Lixil Corp.	10,100	188,834
Makita Corp.	4,300	107,045
Marubeni Corp.	78,800	709,957
MatsukiyoCocokara & Co.	1,700	68,698
McDonald’s Holdings Co. Japan Ltd.(a)	1,600	58,180
Medipal Holdings Corp.	8,400	118,344
MEIJI Holdings Co. Ltd.	600	29,414
MINEBEA MITSUMI, Inc.	6,900	117,324
MISUMI Group, Inc.	3,200	67,366
Mitsubishi Chemical Holdings Corp.	44,800	243,036
Mitsubishi Gas Chemical Co., Inc.	9,300	133,830
Mitsubishi HC Capital, Inc.	73,320	337,848
Mitsubishi Heavy Industries Ltd.	15,300	534,382
Mitsui Chemicals, Inc.	7,400	157,418
Mitsui OSK Lines Ltd.(a)	39,600	905,068
Nabtesco Corp.(a)	3,300	77,001
NEC Corp.	5,000	193,957
NGK Insulators Ltd.	10,300	138,592
NGK Spark Plug Co. Ltd.	9,700	175,857
NH Foods Ltd.	3,600	112,488
Nikon Corp.	10,200	117,801
Nippon Express Holdings, Inc.	1,600	86,798
Nippon Sanso Holdings Corp.	7,900	125,779
Nippon Yusen KK	13,800	941,636
Nissan Chemical Corp.	3,200	147,216
Nisshin Seifun Group, Inc.	9,400	109,876
Nissin Foods Holdings Co. Ltd.	1,900	131,044
Nitto Denko Corp.	4,600	297,288
NOF Corp.	1,900	70,347
Nomura Real Estate Holdings, Inc.	7,268	177,882
Oji Holdings Corp.	34,462	149,156
Ono Pharmaceutical Co. Ltd.	15,800	404,958
Open House Group Co. Ltd.	2,800	111,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

Investments	Shares	Value
Oracle Corp.	2,400	$138,854
Osaka Gas Co. Ltd.	23,200	443,320
Otsuka Corp.	5,000	148,136
Pan Pacific International Holdings Corp.(a)	5,500	87,649
Persol Holdings Co. Ltd.	4,200	76,237
Pola Orbis Holdings, Inc.(a)	4,900	60,269
Resona Holdings, Inc.	132,600	495,926
Rohm Co. Ltd.	2,300	160,156
Ryohin Keikaku Co. Ltd.	6,400	65,152
Sanwa Holdings Corp.	11,800	112,914
SBI Holdings, Inc.	11,500	224,743
SCSK Corp.	9,400	158,863
Sega Sammy Holdings, Inc.	9,200	147,493
Seiko Epson Corp.	14,000	197,858
Sekisui Chemical Co. Ltd.	7,100	97,050
Sekisui House Ltd.	21,000	367,351
Sharp Corp.(a)	16,800	129,721
Shimadzu Corp.	4,400	138,942
Shimamura Co. Ltd.	1,200	105,200
Shimizu Corp.	28,300	156,233
Shinko Electric Industries Co. Ltd.	2,500	64,407
Shizuoka Bank Ltd.	24,600	147,576
Showa Denko KK	5,100	86,567
Sojitz Corp.	9,980	141,118
Sompo Holdings, Inc.	25,100	1,105,394
Square Enix Holdings Co. Ltd.	1,800	79,629
Stanley Electric Co. Ltd.	4,400	72,159
Subaru Corp.	21,400	379,862
Sumitomo Chemical Co. Ltd.	61,600	240,768
Sumitomo Electric Industries Ltd.	13,012	143,572
Sumitomo Forestry Co. Ltd.(a)	7,100	100,499
Sumitomo Heavy Industries Ltd.	5,000	110,228
Sumitomo Metal Mining Co. Ltd.	12,600	394,170
Sumitomo Mitsui Trust Holdings, Inc.	17,100	526,134
Sumitomo Pharma Co. Ltd.	7,690	61,755
Sumitomo Rubber Industries Ltd.(a)	18,900	161,239
Sundrug Co. Ltd.	5,200	115,977
Suntory Beverage & Food Ltd.	6,800	256,774
T&D Holdings, Inc.	23,851	285,113
Taisei Corp.	8,475	263,567
Taiyo Yuden Co. Ltd.	2,600	88,226
TDK Corp.	7,000	215,892
TIS, Inc.	5,800	151,772
Tokyo Century Corp.(a)	3,400	112,370
Tokyo Gas Co. Ltd.	16,800	347,117
Tokyo Tatemono Co. Ltd.(a)	9,200	126,567
Tokyu Corp.(a)	8,600	101,158
Tokyu Fudosan Holdings Corp.	22,800	119,828
Toray Industries, Inc.	30,700	172,013
Tosoh Corp.	13,200	163,719
TOTO Ltd.	3,400	112,120
Toyo Suisan Kaisha Ltd.	3,200	124,603
Toyota Boshoku Corp.	9,800	145,353
Toyota Tsusho Corp.	10,300	335,865
Trend Micro, Inc.	4,730	230,485
Tsuruha Holdings, Inc.	1,000	54,249
USS Co. Ltd.	13,300	229,964
Yakult Honsha Co. Ltd.	2,400	138,324
Yamada Holdings Co. Ltd.	54,600	196,127
Yamaha Corp.	2,700	111,295
Yamaha Motor Co. Ltd.(a)	20,660	378,056
Yamato Holdings Co. Ltd.	9,500	151,743
Yaskawa Electric Corp.	3,100	99,717
Yokogawa Electric Corp.	4,500	74,230
Yokohama Rubber Co. Ltd.(a)	9,600	129,809
Zeon Corp.	6,100	59,000
ZOZO, Inc.	4,700	84,586

Total Japan		31,804,709

Netherlands - 3.2%
Aalberts NV	2,543	98,873
Aegon NV	74,015	319,420
Arcadis NV	2,272	76,246
ASR Nederland NV	8,669	349,560
BE Semiconductor Industries NV	3,439	164,917
Boskalis Westminster	3,159	105,682
CTP NV(b)	4,811	55,326
Euronext NV(b)	2,179	177,459
IMCD NV(a)	536	73,379
Koninklijke KPN NV	368,008	1,308,480
Koninklijke Vopak NV	4,958	124,815
Randstad NV(a)	11,654	562,886
SBM Offshore NV	11,826	159,922
Signify NV(b)	7,281	240,765

Total Netherlands		3,817,730

Norway - 3.4%
Aker ASA, Class A	1,582	121,055
Aker BP ASA(a)	18,044	624,798
Entra ASA(b)	5,890	73,627
Gjensidige Forsikring ASA	29,872	603,200
Kongsberg Gruppen ASA	9,475	338,538
Leroy Seafood Group ASA	20,154	142,693
Mowi ASA	4,795	108,764
Norsk Hydro ASA	67,047	374,333
Orkla ASA	37,963	302,482
Salmar ASA	4,174	292,568
SpareBank 1 SR-Bank ASA	12,109	130,776
Storebrand ASA	19,568	138,841
Yara International ASA	20,348	847,717

Total Norway		4,099,392

Portugal - 0.8%
Galp Energia SGPS SA	58,043	678,717
Jeronimo Martins SGPS SA	16,490	357,547

Total Portugal		1,036,264

Singapore - 1.8%
Genting Singapore Ltd.	266,700	137,978
Jardine Cycle & Carriage Ltd.	14,211	288,876
Keppel Corp. Ltd.	72,300	337,161
Olam Group Ltd.(a)	181,800	198,560
Singapore Exchange Ltd.	43,200	293,649
Singapore Technologies Engineering Ltd.	212,200	622,100
UOL Group Ltd.	19,300	102,068
Venture Corp. Ltd.	11,900	142,198

Total Singapore		2,122,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

Investments	Shares	Value
Spain - 3.0%
Acciona SA(a)	2,339	$429,151
Acerinox SA(a)	19,686	190,084
Bankinter SA	44,241	275,290
Cie Automotive SA(a)	3,340	82,686
Enagas SA(a)	26,814	590,649
Fluidra SA(a)	5,970	120,707
Fomento de Construcciones y Contratas SA(a)	17,747	174,960
Grifols SA*(a)	10,859	204,743
Grupo Catalana Occidente SA	4,505	140,115
Inmobiliaria Colonial Socimi SA	20,089	128,218
Mapfre SA	272,309	478,841
Red Electrica Corp. SA(a)	35,306	665,315
Viscofan SA	2,710	148,741

Total Spain		3,629,500

Sweden - 4.8%
AAK AB	4,408	71,793
Alfa Laval AB	7,890	189,870
Axfood AB(a)	13,348	383,348
BillerudKorsnas AB(a)	7,543	87,852
Boliden AB*	8,088	256,790
Castellum AB(a)	16,151	207,179
Dometic Group AB(b)	9,364	54,828
Electrolux AB, Class B(a)	14,380	193,176
Elekta AB, Class B(a)	10,717	73,898
Fabege AB	12,037	113,447
Getinge AB, Class B	4,520	104,273
Hexpol AB	13,413	113,941
Holmen AB, Class B	2,889	116,971
Husqvarna AB, Class B(a)	12,478	91,618
Indutrade AB	5,106	92,953
Intrum AB	6,774	129,003
Lifco AB, Class B(a)	5,325	85,351
Lundin Energy AB(a)	22,133	15,097
Lundin Energy MergerCo AB(a)	21,620	879,696
Saab AB, Class B	3,070	126,606
Sagax AB, Class B	3,505	64,543
Samhallsbyggnadsbolaget i Norden AB(a)	30,366	50,480
Securitas AB, Class B	11,837	101,789
Skanska AB, Class B	13,240	202,591
SKF AB, Class B	16,116	236,690
Svenska Cellulosa AB SCA, Class B	11,220	167,303
Swedish Match AB	52,560	534,453
Tele2 AB, Class B	54,999	625,269
Thule Group AB(a)(b)	3,044	74,649
Trelleborg AB, Class B	12,192	245,211
Wihlborgs Fastigheter AB	12,395	86,545

Total Sweden		5,777,213

Switzerland - 5.0%
Adecco Group AG, Registered Shares	10,286	348,543
Allreal Holding AG, Registered Shares	500	82,415
Baloise Holding AG, Registered Shares	2,172	353,700
Banque Cantonale Vaudoise, Registered Shares	5,251	410,821
BKW AG	1,962	204,326
Clariant AG, Registered Shares*(a)	14,927	283,463
Coca-Cola HBC AG	14,882	329,298
DKSH Holding AG	2,410	198,368
Galenica AG(b)	2,761	211,397
Helvetia Holding AG, Registered Shares	2,709	316,076
Julius Baer Group Ltd.	10,062	462,872
Logitech International SA, Registered Shares(a)	2,204	114,810
OC Oerlikon Corp. AG, Registered Shares	16,097	111,730
PSP Swiss Property AG, Registered Shares	2,575	285,648
SFS Group AG	1,133	114,205
SIG Group AG	9,274	203,624
Stadler Rail AG(a)	2,605	84,516
Sulzer AG, Registered Shares	1,825	113,044
Swatch Group AG, Bearer Shares	479	113,327
Swatch Group AG, Registered Shares	2,120	93,981
Swiss Life Holding AG, Registered Shares	1,552	753,831
Swiss Prime Site AG, Registered Shares	3,051	266,905
Temenos AG, Registered Shares	762	64,965
VAT Group AG(b)	658	156,433
Vifor Pharma AG*	1,323	228,711
Vontobel Holding AG, Registered Shares	2,104	147,468

Total Switzerland		6,054,477

United Kingdom - 10.3%
abrdn PLC(a)	141,748	275,175
Admiral Group PLC	41,569	1,132,849
Airtel Africa PLC(b)	141,233	231,896
Ashmore Group PLC(a)	43,574	117,373
Auto Trader Group PLC(b)	9,009	60,722
Avast PLC(b)	26,477	166,241
Barratt Developments PLC	51,667	287,005
Bellway PLC	4,103	106,933
Big Yellow Group PLC	7,604	121,159
British Land Co. PLC	33,022	179,303
Britvic PLC	11,182	110,134
Bunzl PLC	11,696	386,212
Burberry Group PLC	10,443	208,120
Close Brothers Group PLC	11,781	146,651
Computacenter PLC	4,391	125,424
ConvaTec Group PLC(b)	57,799	157,515
DCC PLC	2,640	163,449
Dechra Pharmaceuticals PLC	2,274	95,498
Derwent London PLC	2,910	92,309
Diploma PLC	2,186	59,149
Direct Line Insurance Group PLC	116,879	357,272
DS Smith PLC	50,243	169,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

Investments	Shares	Value
Dunelm Group PLC(a)	7,294	$72,682
Fresnillo PLC	23,325	217,212
Grafton Group PLC	7,408	69,886
Halma PLC	3,410	83,198
Hargreaves Lansdown PLC	17,441	166,866
Hikma Pharmaceuticals PLC	4,881	95,881
HomeServe PLC	13,681	194,727
Howden Joinery Group PLC	14,973	109,577
IMI PLC	7,680	109,405
Inchcape PLC	12,102	102,220
Intertek Group PLC	4,161	212,543
Investec PLC	32,915	177,803
J. Sainsbury PLC	94,931	235,189
Johnson Matthey PLC	6,273	146,689
Kingfisher PLC(a)	90,022	267,086
Land Securities Group PLC(a)	42,110	339,573
Mondi PLC	15,905	281,045
OSB Group PLC	29,263	170,656
Pearson PLC	29,751	270,911
Pennon Group PLC	8,207	94,936
Redrow PLC	14,938	88,857
Rentokil Initial PLC	28,244	162,792
Rightmove PLC	11,915	82,248
Rotork PLC	24,335	71,106
Royal Mail PLC	41,696	136,570
RS Group PLC	13,332	140,700
Sage Group PLC	30,119	232,197
Schroders PLC	12,374	401,538
Severn Trent PLC	10,860	358,607
Smith & Nephew PLC	21,992	306,476
Smiths Group PLC	12,558	213,439
Softcat PLC	5,977	95,598
Spectris PLC	3,553	116,978
Spirax-Sarco Engineering PLC	1,253	150,314
St. James’s Place PLC	21,081	282,260
Tate & Lyle PLC	31,153	283,526
Taylor Wimpey PLC	224,175	317,579
Unite Group PLC	8,888	114,849
United Utilities Group PLC	49,995	619,308
Vistry Group PLC	9,353	94,959

Total United Kingdom		12,437,577

TOTAL COMMON STOCKS (Cost: $136,292,863)		119,849,507

RIGHTS - 0.0%

Australia - 0.0%
carsales.com Ltd., expiring 7/13/22*	1,899	836

Spain - 0.0%
Fomento de Construcciones y Contratas SA, expiring 7/7/22*(a)	17,321	6,211

TOTAL RIGHTS (Cost: $7,300)		7,047

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%

United States - 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $8,052,132)	8,052,132	8,052,132

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $144,352,295)		127,908,686
Other Assets less Liabilities - (6.2)%		(7,456,848)

NET ASSETS - 100.0%		$120,451,838

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $144,293, which represents 0.12% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,689,857 and the total market value of the collateral held by the Fund was $15,030,773. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,978,641.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/5/2022	29,474	USD	4,000,000	JPY	$31	$—
Standard Chartered Bank	7/5/2022	20,966	USD	20,000	EUR	57	—

						$88	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Belgium	$2,234,033	$—	$144,293	*	$2,378,326
Sweden	4,897,517	879,696	—		5,777,213
Other	111,693,968	—	—		111,693,968
Rights
Australia	—	836	—		836
Spain	6,211	—	—		6,211
Investment of Cash Collateral for Securities Loaned	—	8,052,132	—		8,052,132

Total Investments in Securities	$118,831,729	$8,932,664	$144,293		$127,908,686

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$88	$—		$88

Total - Net	$118,831,729	$8,932,752	$144,293		$127,908,774

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 10.7%
Ampol Ltd.	8,527	$200,711
APA Group(a)	12,290	95,245
Aurizon Holdings Ltd.	50,624	132,284
Australia & New Zealand Banking Group Ltd.	9,997	151,444
BHP Group Ltd.	2,963	84,047
BlueScope Steel Ltd.	5,835	63,798
Brambles Ltd.	15,228	112,150
Coles Group Ltd.	11,720	143,535
Commonwealth Bank of Australia	2,352	146,176
Endeavour Group Ltd.	20,552	106,984
Fortescue Metals Group Ltd.(a)	5,000	60,273
Macquarie Group Ltd.	1,297	146,724
Medibank Pvt Ltd.	100,091	223,690
National Australia Bank Ltd.(a)	6,526	122,916
QBE Insurance Group Ltd.	17,305	144,582
Rio Tinto Ltd.	5,898	372,142
Sonic Healthcare Ltd.	5,948	135,016
South32 Ltd.	24,055	65,173
Suncorp Group Ltd.	22,728	171,605
Telstra Corp. Ltd.	54,159	143,383
Westpac Banking Corp.(a)	10,995	147,434
Woodside Energy Group Ltd.	7,476	163,685
Woolworths Group Ltd.(a)	5,523	135,205

Total Australia		3,268,202

Belgium - 0.7%
Elia Group SA/NV	489	69,118
Proximus SADP	1,970	28,967
UCB SA	1,443	121,652

Total Belgium		219,737

China - 1.0%
BOC Hong Kong Holdings Ltd.	29,000	114,567
SITC International Holdings Co. Ltd.	9,000	25,462
WH Group Ltd.(b)	64,000	49,426
Wilmar International Ltd.	26,500	76,927
Xinyi Glass Holdings Ltd.	12,000	28,781

Total China		295,163

Denmark - 0.5%
AP Moller - Maersk A/S, Class B	65	151,275

France - 8.9%
BioMerieux	3,475	338,590
Carrefour SA(a)	13,488	238,096
Dassault Aviation SA	740	115,194
Electricite de France SA	892	7,279
Engie SA	22,998	263,658
Ipsen SA	3,336	314,060
Klepierre SA	4,563	87,584
La Francaise des Jeux SAEM(b)	11,442	394,987
Orange SA	22,319	261,801
Sanofi	3,820	384,745
Thales SA	2,133	261,015
Vivendi SE	3,239	32,833

Total France		2,699,842

Germany - 4.0%
Bayer AG, Registered Shares	4,818	285,698
Deutsche Telekom AG, Registered Shares	3,964	78,515
Hannover Rueck SE	2,086	302,042
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	1,368	320,645
RWE AG	6,426	235,670

Total Germany		1,222,570

Hong Kong - 5.0%
CK Asset Holdings Ltd.	23,500	166,211
CK Infrastructure Holdings Ltd.	14,000	85,817
CLP Holdings Ltd.	13,000	107,851
Hang Seng Bank Ltd.	6,900	121,786
Hongkong Land Holdings Ltd.	25,600	128,512
Jardine Matheson Holdings Ltd.	1,900	99,864
MTR Corp. Ltd.	25,500	133,236
Power Assets Holdings Ltd.	19,500	122,637
Sino Land Co. Ltd.	114,000	168,234
Sun Hung Kai Properties Ltd.	13,000	153,576
Swire Pacific Ltd., Class A	17,500	104,260
Swire Properties Ltd.	50,200	124,621

Total Hong Kong		1,516,605

Israel - 0.9%
Check Point Software Technologies Ltd.*	2,213	269,499

Italy - 0.4%
Snam SpA(a)	20,252	105,841

Japan - 25.7%
AGC, Inc.	1,400	49,155
Aisin Corp.	4,700	145,302
Ajinomoto Co., Inc.	3,500	85,017
Brother Industries Ltd.	2,400	42,133
Canon, Inc.	2,900	65,853
Dai Nippon Printing Co. Ltd.	3,000	64,613
Dai-ichi Life Holdings, Inc.	9,600	177,366
Daito Trust Construction Co. Ltd.	900	77,575
Daiwa House Industry Co. Ltd.	4,500	104,737
Dentsu Group, Inc.(a)	1,000	29,995
ENEOS Holdings, Inc.	57,700	218,177
Idemitsu Kosan Co. Ltd.	6,900	166,081
Inpex Corp.	15,700	169,880
ITOCHU Corp.	3,600	97,171
Itochu Techno-Solutions Corp.	5,300	129,715
Japan Post Holdings Co. Ltd.	30,700	218,994
Japan Post Insurance Co. Ltd.	13,400	214,136
Japan Tobacco, Inc.(a)	6,200	107,064
Kajima Corp.	5,800	66,472
Kansai Electric Power Co., Inc.	9,100	90,025
Kao Corp.	2,300	92,640
KDDI Corp.	4,000	126,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2022

Investments	Shares	Value
Kintetsu Group Holdings Co. Ltd.	2,100	$65,309
Kirin Holdings Co. Ltd.	5,700	89,682
Lawson, Inc.	1,300	43,252
Marubeni Corp.	4,000	36,038
McDonald’s Holdings Co. Japan Ltd.(a)	6,600	239,991
Medipal Holdings Corp.	2,300	32,404
MEIJI Holdings Co. Ltd.	2,300	112,753
Mitsubishi Chemical Holdings Corp.	7,600	41,229
Mitsubishi Corp.	2,100	62,403
Mitsubishi Heavy Industries Ltd.	1,400	48,898
Mitsubishi UFJ Financial Group, Inc.	37,300	200,262
Mitsui OSK Lines Ltd.	1,200	27,426
Mizuho Financial Group, Inc.	18,600	211,253
MS&AD Insurance Group Holdings, Inc.	7,100	217,304
NGK Insulators Ltd.	3,900	52,477
Nintendo Co. Ltd.	200	86,386
Nippon Steel Corp.	2,000	27,956
Nippon Telegraph & Telephone Corp.	5,000	143,388
Nippon Yusen KK	2,000	136,469
Nisshin Seifun Group, Inc.	6,400	74,809
Nissin Foods Holdings Co. Ltd.	1,300	89,662
NTT Data Corp.	1,900	26,237
Oji Holdings Corp.	17,100	74,011
Olympus Corp.	2,300	46,159
Ono Pharmaceutical Co. Ltd.	5,300	135,840
Oracle Corp.	700	40,499
Osaka Gas Co. Ltd.	5,100	97,454
Otsuka Holdings Co. Ltd.	2,600	92,207
Resona Holdings, Inc.	48,300	180,643
Ryohin Keikaku Co. Ltd.	13,100	133,358
SCSK Corp.	6,000	101,402
Secom Co. Ltd.	1,400	86,388
Seiko Epson Corp.	2,500	35,332
Sekisui Chemical Co. Ltd.	12,600	172,229
SG Holdings Co. Ltd.	3,600	60,656
SoftBank Corp.	7,200	79,841
Sohgo Security Services Co. Ltd.	2,400	66,600
Sompo Holdings, Inc.	6,100	268,642
Sumitomo Chemical Co. Ltd.	13,700	53,548
Sumitomo Metal Mining Co. Ltd.	900	28,155
Suntory Beverage & Food Ltd.	1,800	67,969
Takeda Pharmaceutical Co. Ltd.(a)	3,900	109,604
TIS, Inc.	6,000	157,006
Tobu Railway Co. Ltd.	3,700	84,292
Tokio Marine Holdings, Inc.	4,600	267,593
Tokyo Gas Co. Ltd.	5,200	107,441
Toshiba Corp.	1,400	56,833
Tosoh Corp.	4,500	55,813
Toyo Suisan Kaisha Ltd.	2,100	81,771
Trend Micro, Inc.	2,800	136,440
USS Co. Ltd.	11,600	200,570
Yakult Honsha Co. Ltd.	1,300	74,925
Yamato Holdings Co. Ltd.(a)	3,600	57,502

Total Japan		7,814,694

Luxembourg - 1.0%
ArcelorMittal SA	1,973	44,368
Eurofins Scientific SE	3,190	250,391

Total Luxembourg		294,759

Netherlands - 3.0%
Koninklijke Ahold Delhaize NV	10,080	261,978
Koninklijke KPN NV	85,889	305,385
QIAGEN NV*	7,516	351,235

Total Netherlands		918,598

New Zealand - 0.5%
Mercury NZ Ltd.	17,729	62,280
Spark New Zealand Ltd.	32,342	96,521

Total New Zealand		158,801

Norway - 2.8%
Aker BP ASA(a)	7,026	243,285
Equinor ASA	8,431	292,319
Orkla ASA	18,547	147,779
Telenor ASA	7,223	95,773
Yara International ASA	1,777	74,032

Total Norway		853,188

Portugal - 0.5%
Jeronimo Martins SGPS SA	6,978	151,301

Russia - 0.0%
Evraz PLC*†	17,300	0

Singapore - 4.2%
City Developments Ltd.	19,700	115,366
DBS Group Holdings Ltd.	4,000	85,306
Genting Singapore Ltd.	383,500	198,405
Oversea-Chinese Banking Corp. Ltd.	11,800	96,574
Singapore Exchange Ltd.	48,800	331,715
Singapore Technologies Engineering Ltd.	29,900	87,657
Singapore Telecommunications Ltd.	21,800	39,631
United Overseas Bank Ltd.	16,600	313,106

Total Singapore		1,267,760

Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	14,136	63,998
Enagas SA(a)	5,857	129,016
Endesa SA(a)	4,916	92,510
Iberdrola SA	8,507	88,011
Naturgy Energy Group SA	3,598	103,329
Red Electrica Corp. SA(a)	6,676	125,804
Repsol SA(a)	23,299	342,229
Telefonica SA	19,243	97,812

Total Spain		1,042,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2022

Investments	Shares	Value
Sweden - 2.3%
Boliden AB*	2,742	$87,057
Lundin Energy AB(a)	4,279	2,919
Lundin Energy MergerCo AB(a)	4,279	174,108
Swedish Match AB	25,507	259,366
Tele2 AB, Class B(a)	4,096	46,566
Telefonaktiebolaget LM Ericsson, Class B	14,457	107,602
Telia Co. AB	8,973	34,308

Total Sweden		711,926

Switzerland - 9.3%
Baloise Holding AG, Registered Shares	1,736	282,700
Barry Callebaut AG, Registered Shares	133	295,911
Kuehne + Nagel International AG, Registered Shares	912	215,294
Nestle SA, Registered Shares	2,320	270,059
Novartis AG, Registered Shares	4,341	366,606
Roche Holding AG	949	315,772
Swiss Prime Site AG, Registered Shares	3,258	285,013
Swiss Re AG	3,410	263,510
Swisscom AG, Registered Shares	467	257,268
Zurich Insurance Group AG	650	281,903

Total Switzerland		2,834,036

United Kingdom - 14.2%
Anglo American PLC	5,352	190,897
BAE Systems PLC	35,655	359,487
British American Tobacco PLC	7,786	332,794
Bunzl PLC	9,350	308,745
CK Hutchison Holdings Ltd.	19,000	128,451
Glencore PLC	49,957	270,043
GSK PLC	17,980	385,533
Imperial Brands PLC	15,058	335,753
J. Sainsbury PLC	110,040	272,622
Kingfisher PLC	127,913	379,505
National Grid PLC	22,108	282,452
SSE PLC	12,943	254,013
Tesco PLC	107,734	334,290
Unilever PLC	6,950	314,068
Vodafone Group PLC	118,898	182,892

Total United Kingdom		4,331,545

United States - 0.1%
Inmode Ltd.*	1,290	28,909

TOTAL COMMON STOCKS (Cost: $30,898,620)		30,156,960

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%

United States - 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $1,255,335)	1,255,335	1,255,335

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $32,153,955)		31,412,295
Other Assets less Liabilities - (3.2)%		(983,858)

NET ASSETS - 100.0%		$30,428,437

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,912,103 and the total market value of the collateral held by the Fund was $1,866,188. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $610,853.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/27/2022	3,067,561	USD	4,435,654	AUD	$16,916	$—
Bank of America NA	7/27/2022	88,975	USD	627,848	DKK	582	—
Bank of America NA	7/27/2022	3,531,358	USD	476,244,201	JPY	21,275	—
Bank of America NA	7/27/2022	682,189	USD	947,191	SGD	1,580	—
Citibank NA	7/27/2022	67,733	AUD	47,034	USD	—	(450)
Citibank NA	7/27/2022	31,019	CHF	32,538	USD	—	(94)
Citibank NA	7/27/2022	9,607	DKK	1,364	USD	—	(11)
Citibank NA	7/27/2022	54,189	EUR	57,246	USD	—	(512)
Citibank NA	7/27/2022	33,960	GBP	41,755	USD	—	(497)
Citibank NA	7/27/2022	7,309,932	JPY	54,145	USD	—	(268)
Citibank NA	7/27/2022	108,523	NOK	10,998	USD	—	(9)
Citibank NA	7/27/2022	1,310	NZD	827	USD	—	(13)
Citibank NA	7/27/2022	56,584	SEK	5,592	USD	—	(66)
Citibank NA	7/27/2022	14,509	SGD	10,460	USD	—	(34)
HSBC Holdings PLC	7/27/2022	3,733,573	USD	3,540,913	EUR	26,377	—
HSBC Holdings PLC	7/27/2022	2,723,262	USD	2,216,778	GBP	30,114	—
HSBC Holdings PLC	7/27/2022	53,919	USD	85,628	NZD	689	—
HSBC Holdings PLC	7/27/2022	364,750	USD	3,701,469	SEK	3,267	—
Morgan Stanley & Co. International	7/27/2022	2,122,112	USD	2,025,455	CHF	3,579	—
UBS AG	7/27/2022	717,262	USD	7,104,903	NOK	—	(2,158)

						$104,379	$(4,112)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Sweden	537,818	174,108	—		711,926
Other	29,445,034	—	—		29,445,034
Investment of Cash Collateral for Securities Loaned	—	1,255,335	—		1,255,335

Total Investments in Securities	$29,982,852	$1,429,443	$0		$31,412,295

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$104,379	$—		$104,379
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,112)	$—		$(4,112)

Total - Net	$29,982,852	$1,529,710	$0		$31,512,560

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 14.9%
ARB Corp. Ltd.	4,888	$94,921
Aristocrat Leisure Ltd.	18,812	444,742
Beach Energy Ltd.	167,049	198,153
BHP Group Ltd.	540,413	15,329,120
Breville Group Ltd.(a)	6,756	83,577
carsales.com Ltd.	35,622	450,472
Cochlear Ltd.	5,253	717,749
Codan Ltd.	20,568	98,439
Coles Group Ltd.	295,947	3,624,477
CSL Ltd.	30,188	5,585,358
Domino’s Pizza Enterprises Ltd.	7,264	339,666
Eagers Automotive Ltd.	42,689	285,332
Evolution Mining Ltd.	362,576	593,394
Netwealth Group Ltd.	24,188	202,256
OZ Minerals Ltd.	26,312	321,340
REA Group Ltd.	6,465	497,158
Rio Tinto Ltd.	227,531	13,585,520
Technology One Ltd.	25,930	190,968
WiseTech Global Ltd.	2,272	59,135

Total Australia		42,701,777

Belgium - 0.1%
Melexis NV	5,344	382,422

China - 1.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	175,000	282,339
BYD Electronic International Co. Ltd.(a)	168,000	529,888
China Nonferrous Mining Corp. Ltd.(a)	747,000	344,610
Lenovo Group Ltd.	2,920,000	2,727,633

Total China		3,884,470

Denmark - 8.7%
AP Moller - Maersk A/S, Class B	955	2,222,585
Coloplast A/S, Class B	23,010	2,614,982
DSV A/S	3,241	451,613
GN Store Nord A/S	4,555	159,254
Netcompany Group A/S*(b)	1,310	71,417
Novo Nordisk A/S, Class B	161,037	17,821,185
Royal Unibrew A/S	5,449	481,370
SimCorp A/S	4,091	296,300
Vestas Wind Systems A/S	39,625	835,020

Total Denmark		24,953,726

Finland - 2.6%
Kesko Oyj, Class A	18,606	401,677
Kesko Oyj, Class B	48,075	1,131,353
Neste Oyj	79,580	3,514,237
Nokian Renkaat Oyj	30,656	334,274
Orion Oyj, Class B	31,892	1,420,348
Tokmanni Group Corp.	16,794	197,168
Uponor Oyj	5,374	73,992
Valmet Oyj	19,495	477,120

Total Finland		7,550,169

France - 10.6%
Alten SA	2,175	236,026
Arkema SA	11,113	986,608
BioMerieux	5,417	527,811
Bureau Veritas SA(a)	43,512	1,112,221
Cie Generale des Etablissements Michelin SCA(a)	76,904	2,088,371
Hermes International	2,361	2,633,684
Kering SA	8,900	4,560,137
La Francaise des Jeux SAEM(b)	23,576	813,861
LVMH Moet Hennessy Louis Vuitton SE	24,335	14,799,043
Sartorius Stedim Biotech	640	200,258
SEB SA	7,098	679,356
Teleperformance	2,676	820,543
Trigano SA	2,243	219,018
Verallia SA(b)	22,109	526,534

Total France		30,203,471

Germany - 6.2%
adidas AG	12,473	2,200,613
Covestro AG(b)	29,398	1,013,612
Dermapharm Holding SE	5,547	275,458
Deutsche Post AG, Registered Shares	182,167	6,806,557
Eckert & Ziegler Strahlen - und Medizintechnik AG	1,404	53,458
Fielmann AG	12,622	626,794
Hamburger Hafen und Logistik AG	15,390	217,208
Hapag-Lloyd AG(b)	19,630	5,068,979
Instone Real Estate Group SE(b)	8,109	95,966
Knorr-Bremse AG	14,200	807,886
Nemetschek SE	3,056	184,537
Varta AG(a)	4,544	375,956
VERBIO Vereinigte BioEnergie AG	1,924	96,549

Total Germany		17,823,573

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	102,000	1,063,942
Vitasoy International Holdings Ltd.	274,000	479,075

Total Hong Kong		1,543,017

Ireland - 0.1%
Kingspan Group PLC	4,783	287,022

Israel - 0.7%
Altshuler Shaham Penn Ltd.	41,606	109,844
AudioCodes Ltd.	3,697	80,366
Delek Automotive Systems Ltd.	63,143	685,132
Hilan Ltd.	2,873	150,699
Matrix IT Ltd.	13,061	301,971
One Software Technologies Ltd.	11,252	176,998
Strauss Group Ltd.	20,868	510,892

Total Israel		2,015,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2022

Investments	Shares	Value
Italy - 1.6%
Amplifon SpA	7,239	$221,364
Carel Industries SpA(b)	4,159	82,438
De’ Longhi SpA	15,182	281,570
DiaSorin SpA	1,845	241,493
Ferrari NV	5,771	1,057,033
Gruppo MutuiOnline SpA	4,003	100,941
GVS SpA(a)(b)	2,647	21,530
Interpump Group SpA	3,026	115,089
Moncler SpA	11,169	477,924
RAI Way SpA(b)	115,596	616,334
Recordati Industria Chimica e Farmaceutica SpA	22,913	994,347
Reply SpA	731	88,421
Technogym SpA(a)(b)	29,151	189,560

Total Italy		4,488,044

Japan - 12.3%
Anritsu Corp.	33,600	363,069
Asahi Holdings, Inc.	16,400	257,248
Astellas Pharma, Inc.	303,300	4,721,795
BayCurrent Consulting, Inc.	300	79,717
Benefit One, Inc.	3,600	48,334
BML, Inc.	11,600	300,983
Capcom Co. Ltd.	22,500	545,710
Cosmos Pharmaceutical Corp.	1,100	105,502
Cybozu, Inc.(a)	1,400	9,666
Daiwabo Holdings Co. Ltd.	25,600	333,344
Digital Arts, Inc.	1,200	51,673
Disco Corp.	5,200	1,232,491
eGuarantee, Inc.	8,100	127,950
Elecom Co. Ltd.(a)	33,700	378,041
en Japan, Inc.	3,000	39,130
Fast Retailing Co. Ltd.	4,000	2,092,820
Fujimi, Inc.	3,100	129,837
Funai Soken Holdings, Inc.(a)	14,200	225,457
Future Corp.(a)	14,600	149,595
Goldwin, Inc.	3,400	190,703
Haseko Corp.	102,200	1,195,361
Hoya Corp.	13,600	1,159,736
IR Japan Holdings Ltd.(a)	900	13,468
Japan Elevator Service Holdings Co. Ltd.	3,000	31,180
Japan Material Co. Ltd.	4,500	64,160
JCR Pharmaceuticals Co. Ltd.	8,000	136,322
JCU Corp.	2,100	52,324
JINS Holdings, Inc.(a)	1,700	53,307
Justsystems Corp.(a)	3,500	98,800
Kakaku.com, Inc.	14,200	233,923
Keyence Corp.	4,400	1,502,131
KH Neochem Co. Ltd.	11,400	208,692
Kobe Bussan Co. Ltd.(a)	5,500	134,610
Koei Tecmo Holdings Co. Ltd.	19,400	625,461
Lasertec Corp.(a)	2,100	249,641
M3, Inc.	7,600	218,062
MCJ Co. Ltd.	32,500	210,040
Meitec Corp.	21,900	352,547
Milbon Co. Ltd.	2,300	80,671
MonotaRO Co. Ltd.(a)	17,100	253,753
Nihon M&A Center Holdings, Inc.	7,300	77,538
Nippon Shinyaku Co. Ltd.	6,100	370,432
Nissan Chemical Corp.	12,900	593,464
Nojima Corp.	13,800	286,046
Nomura Research Institute Ltd.	32,300	858,290
NSD Co. Ltd.	13,700	238,493
Olympus Corp.	41,800	838,892
Otsuka Corp.	31,700	939,181
Outsourcing, Inc.	3,873	29,506
Pasona Group, Inc.(a)	2,200	30,444
Pilot Corp.(a)	10,100	359,453
Recruit Holdings Co. Ltd.	34,100	1,002,757
Shionogi & Co. Ltd.	34,200	1,725,671
Shoei Co. Ltd.	1,500	58,629
Solasto Corp.	15,100	81,027
Sysmex Corp.	6,900	414,747
Taiyo Yuden Co. Ltd.	7,900	268,073
TechnoPro Holdings, Inc.(a)	13,400	267,990
Toei Animation Co. Ltd.(a)	800	63,597
Tokyo Electron Ltd.	20,100	6,554,267
Trend Micro, Inc.	25,400	1,237,702
UT Group Co. Ltd.	2,700	44,419
ValueCommerce Co. Ltd.	1,600	36,922
Wacom Co. Ltd.	39,000	241,139
West Holdings Corp.(a)	2,000	53,734
ZOZO, Inc.	18,300	329,347

Total Japan		35,259,014

Netherlands - 3.7%
ASM International NV	2,953	736,609
ASML Holding NV	11,429	5,446,700
BE Semiconductor Industries NV	12,819	614,732
IMCD NV	213	29,160
Randstad NV(a)	50,802	2,453,726
Signify NV(b)	20,081	664,030
STMicroelectronics NV	21,963	688,492

Total Netherlands		10,633,449

Norway - 1.1%
AF Gruppen ASA	27,662	441,259
Aker BP ASA(a)	70,147	2,428,937
TOMRA Systems ASA	7,758	143,448

Total Norway		3,013,644

Portugal - 0.6%
Altri SGPS SA	72,100	480,151
Greenvolt-Energias Renovaveis SA*	3,749	28,808
Jeronimo Martins SGPS SA	57,285	1,242,089

Total Portugal		1,751,048

Singapore - 0.8%
iFAST Corp. Ltd.(a)	12,400	36,887
Japfa Ltd.	451,600	193,075
Sheng Siong Group Ltd.	789,000	861,737
Singapore Exchange Ltd.	161,500	1,097,787

Total Singapore		2,189,486

Spain - 3.6%
Cie Automotive SA(a)	20,441	506,042
Faes Farma SA	71,898	291,643
Industria de Diseno Textil SA	410,730	9,270,695
Laboratorios Farmaceuticos Rovi SA	2,999	183,102

Total Spain		10,251,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2022

Investments	Shares	Value
Sweden - 5.4%
AddLife AB, Class B	4,185	$62,730
AddTech AB, Class B	4,628	60,247
Assa Abloy AB, Class B	98,781	2,094,689
Atlas Copco AB, Class A	221,236	2,063,306
Atlas Copco AB, Class B	173,795	1,450,751
Beijer Alma AB	5,338	87,722
Beijer Ref AB	19,324	263,816
Bilia AB, Class A	24,727	355,435
Epiroc AB, Class A	55,518	855,736
Epiroc AB, Class B	25,981	350,389
EQT AB	35,038	715,982
Evolution AB(b)	5,995	544,133
Hexpol AB	49,607	421,403
Husqvarna AB, Class B	62,743	460,681
Indutrade AB	15,533	282,772
Instalco AB(a)	7,816	32,264
JM AB	16,313	269,511
Lifco AB, Class B	13,298	213,146
Mycronic AB	13,230	185,783
Nibe Industrier AB, Class B	24,952	187,005
Nolato AB, Class B	14,028	75,291
Nordnet AB publ	15,030	196,100
Paradox Interactive AB	10,069	175,343
Samhallsbyggnadsbolaget i Norden AB(a)	142,431	236,774
Sandvik AB	147,227	2,382,809
SKF AB, Class B(a)	79,866	1,172,964
Thule Group AB(a)(b)	9,743	238,931

Total Sweden		15,435,713

Switzerland - 11.3%
Coca-Cola HBC AG	50,462	1,116,587
EMS-Chemie Holding AG, Registered Shares	2,865	2,126,268
Kuehne + Nagel International AG, Registered Shares	10,393	2,453,458
Logitech International SA, Registered Shares(a)	11,362	591,866
Partners Group Holding AG	3,090	2,776,433
Roche Holding AG	44,811	14,910,476
Roche Holding AG, Bearer Shares	10,575	4,069,389
Schindler Holding AG, Participation Certificate	1,835	333,706
Schindler Holding AG, Registered Shares	8,549	1,532,364
SFS Group AG	3,246	327,194
Sonova Holding AG, Registered Shares	3,463	1,099,652
Straumann Holding AG, Registered Shares	3,192	382,266
Temenos AG, Registered Shares	3,739	318,773
VAT Group AG(b)	1,761	418,659

Total Switzerland		32,457,091

United Kingdom - 13.5%
AJ Bell PLC(a)	72,849	237,634
Anglo American PLC	379,560	13,538,297
Antofagasta PLC	164,824	2,311,969
Ashtead Group PLC	17,329	723,745
Auto Trader Group PLC(b)	33,793	227,771
Bellway PLC	13,062	340,423
Burberry Group PLC	32,195	641,618
Computacenter PLC	12,618	360,419
Cranswick PLC	3,266	121,610
Croda International PLC	6,770	532,117
Diageo PLC	199,541	8,555,551
Dunelm Group PLC	23,669	235,851
EMIS Group PLC	6,488	146,871
Ferrexpo PLC	329,488	521,391
Fevertree Drinks PLC	3,914	57,991
Fresnillo PLC	92,179	858,408
Games Workshop Group PLC	1,163	94,349
Hikma Pharmaceuticals PLC	20,692	406,468
Howden Joinery Group PLC	29,862	218,538
IMI PLC	28,779	409,971
Intertek Group PLC	8,823	450,677
James Halstead PLC(a)	47,905	118,102
Kainos Group PLC	3,706	49,913
Polar Capital Holdings PLC	41,425	256,574
RELX PLC	161,734	4,372,261
Rightmove PLC	30,326	209,338
RS Group PLC	20,926	220,844
Softcat PLC	11,852	189,565
Spirax-Sarco Engineering PLC	2,493	299,069
Synthomer PLC	61,679	168,539
Taylor Wimpey PLC	756,914	1,072,287
Victrex PLC	9,103	196,671
Vivo Energy PLC(b)	202,373	358,827

Total United Kingdom		38,503,659

TOTAL COMMON STOCKS (Cost: $353,191,038)		285,328,179

RIGHTS - 0.0%

Australia - 0.0%
carsales.com Ltd., expiring 7/13/22*	8,563	3,768

Portugal - 0.0%
Greenvolt-Energias Renovaveis SA, expiring 7/4/22*†	3,749	0

TOTAL RIGHTS (Cost: $0)		3,768

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $6,350,506)	6,350,506	6,350,506

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $359,541,544)		291,682,453
Other Assets less Liabilities - (1.9)%		(5,547,833)

NET ASSETS - 100.0%		$286,134,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2022

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,540,817 and the total market value of the collateral held by the Fund was $12,930,480. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,579,974.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/5/2022	62,108	USD	8,425,000	JPY	$93	$—
Goldman Sachs	7/5/2022	44,405	USD	155,000	ILS	147	—
UBS AG	7/5/2022	18,267	USD	15,000	GBP	50	—

						$290	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks	$285,328,179	$—	$—		$285,328,179
Rights
Australia	—	3,768	—		3,768
Portugal	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	6,350,506	—		6,350,506

Total Investments in Securities	$285,328,179	$6,354,274	$0		$291,682,453

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$290	$—		$290

Total - Net	$285,328,179	$6,354,564	$0		$291,682,743

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 12.1%
Accent Group Ltd.	1,235,375	$1,053,387
Adairs Ltd.(a)	665,668	874,296
Adbri Ltd.	1,246,426	2,074,194
ARB Corp. Ltd.	84,099	1,633,139
AUB Group Ltd.(a)	130,739	1,589,479
Austal Ltd.	624,140	772,542
Australian Finance Group Ltd.	1,012,003	1,050,815
Autosports Group Ltd.(a)	195,608	204,455
Bapcor Ltd.	412,368	1,724,075
Beach Energy Ltd.	1,298,140	1,539,849
Beacon Lighting Group Ltd.	673,532	826,730
Bega Cheese Ltd.	278,878	732,563
Bell Financial Group Ltd.	1,131,416	750,788
Breville Group Ltd.(a)	68,598	848,614
Brickworks Ltd.	158,915	2,026,012
Cardno Ltd.(a)	37,166	41,147
Centuria Capital Group	1,666,199	2,073,829
Codan Ltd.(a)	173,385	829,828
Collins Foods Ltd.	135,888	926,024
Costa Group Holdings Ltd.	643,295	1,265,155
Credit Corp. Group Ltd.	67,222	937,447
Cromwell Property Group(a)	7,940,138	4,122,328
CSR Ltd.	1,168,366	3,261,914
Dicker Data Ltd.(a)	191,529	1,454,022
Eagers Automotive Ltd.(a)	331,760	2,217,470
Elders Ltd.	299,580	2,593,618
Fleetwood Ltd.(a)	185,152	164,879
Genworth Mortgage Insurance Australia Ltd.	365,564	578,174
GrainCorp Ltd., Class A	263,690	1,724,415
Growthpoint Properties Australia Ltd.	2,190,958	5,137,548
GUD Holdings Ltd.(a)	191,851	1,054,092
GWA Group Ltd.	649,253	877,292
Healius Ltd.	766,296	1,933,883
Home Consortium Ltd.	265,856	824,500
HT&E Ltd.	461,130	355,148
Iluka Resources Ltd.	340,959	2,213,307
Ingenia Communities Group	420,098	1,149,744
Inghams Group Ltd.(a)	1,072,055	1,901,973
Insignia Financial Ltd.	1,074,519	1,987,622
Integral Diagnostics Ltd.	332,907	693,638
InvoCare Ltd.	152,457	1,096,596
IPH Ltd.	347,768	1,951,404
IRESS Ltd.	323,670	2,561,800
Kelsian Group Ltd.	230,681	904,179
Lovisa Holdings Ltd.	90,289	857,425
MA Financial Group Ltd.	231,273	715,657
Macmahon Holdings Ltd.	2,595,794	240,975
McMillan Shakespeare Ltd.	233,504	1,563,942
Metcash Ltd.	2,374,768	6,923,960
Monadelphous Group Ltd.	187,718	1,284,389
Monash IVF Group Ltd.	1,150,116	743,425
MyState Ltd.	352,152	988,002
Navigator Global Investments Ltd.(a)	524,766	449,265
Netwealth Group Ltd.	120,617	1,008,578
New Hope Corp. Ltd.(a)	1,889,644	4,495,972
NIB Holdings Ltd.	1,041,388	5,284,896
Nick Scali Ltd.(a)	164,360	933,563
NRW Holdings Ltd.	1,030,610	1,201,245
Omni Bridgeway Ltd.*	199,029	485,861
Orora Ltd.	2,310,257	5,798,567
Pact Group Holdings Ltd.	604,111	749,828
Pendal Group Ltd.(a)	1,384,618	4,208,426
Perpetual Ltd.(a)	114,921	2,282,255
Pinnacle Investment Management Group Ltd.(a)	244,742	1,183,127
Platinum Asset Management Ltd.(a)	1,978,163	2,366,894
PSC Insurance Group Ltd.	297,561	847,118
Reliance Worldwide Corp. Ltd.	1,248,654	3,468,894
Resimac Group Ltd.(a)	1,215,730	961,396
Sandfire Resources Ltd.	874,233	2,675,190
Sims Ltd.	375,040	3,535,758
SmartGroup Corp. Ltd.	379,981	1,596,506
SRG Global Ltd.	1,295,929	543,599
Super Retail Group Ltd.	612,827	3,577,775
Tassal Group Ltd.	441,290	1,453,540
Technology One Ltd.	270,457	1,991,843
United Malt Group Ltd.	211,101	474,685
Virtus Health Ltd.	311,512	1,692,269
Viva Energy Group Ltd.(b)	1,265,478	2,514,895

Total Australia		133,633,634

Austria - 1.1%
AT&S Austria Technologie & Systemtechnik AG	29,379	1,566,428
Kontron AG(a)	53,678	789,014
Oesterreichische Post AG(a)	188,943	5,372,828
POLYTEC Holding AG(a)	62,274	390,626
S IMMO AG	77,293	1,838,336
Semperit AG Holding(a)	70,972	1,369,689
UNIQA Insurance Group AG	187,148	1,318,707

Total Austria		12,645,628

Belgium - 1.4%
Befimmo SA(a)	77,090	3,804,024
Bekaert SA	107,971	3,505,999
Deceuninck NV(a)	233,150	538,680
Econocom Group SA/NV(a)	503,971	1,759,767
Intervest Offices & Warehouses NV	86,106	2,250,488
Ion Beam Applications	27,698	450,569
TINC Comm VA	71,118	978,450
Xior Student Housing NV	42,711	1,855,299

Total Belgium		15,143,276

China - 4.2%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,031,000	1,663,380
China Nonferrous Mining Corp. Ltd.(a)	8,181,000	3,774,106
China South City Holdings Ltd.	18,018,200	1,515,495
China Traditional Chinese Medicine Holdings Co. Ltd.	4,276,000	2,642,887
CITIC Telecom International Holdings Ltd.	13,368,822	4,429,611
CPMC Holdings Ltd.	3,047,009	1,320,237
Genertec Universal Medical Group Co. Ltd.(b)	4,433,700	2,706,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
Poly Property Group Co. Ltd.	8,989,600	$2,165,216
Shanghai Industrial Holdings Ltd.	3,277,000	4,735,748
Shoucheng Holdings Ltd.(a)	14,912,000	2,242,420
Shougang Fushan Resources Group Ltd.	16,941,612	7,038,360
Simcere Pharmaceutical Group Ltd.(a)(b)	2,615,000	2,865,954
Sino-Ocean Group Holding Ltd.	28,237,000	4,785,963
Yanlord Land Group Ltd.	4,462,300	3,398,748
Zensun Enterprises Ltd.(a)	2,192,000	865,967

Total China		46,150,548

Denmark - 1.9%
Alm Brand A/S	2,932,633	4,291,749
Cementir Holding NV	169,370	1,096,050
Chemometec A/S	8,938	951,179
D/S Norden A/S	101,307	3,503,486
FLSmidth & Co. A/S	27,096	664,511
Per Aarsleff Holding A/S	17,018	507,189
Scandinavian Tobacco Group A/S, Class A(b)	279,342	5,450,691
Spar Nord Bank A/S	156,665	1,654,008
Sydbank A/S	78,374	2,393,082

Total Denmark		20,511,945

Finland - 2.0%
Aktia Bank Oyj	209,860	2,005,299
Anora Group Oyj(a)	236,155	1,910,915
Cargotec Oyj, Class B	76,410	2,003,461
Fiskars Oyj Abp	94,496	1,772,307
Kemira Oyj	266,038	3,242,989
Lassila & Tikanoja Oyj(a)	75,119	843,446
Oma Saastopankki Oyj	45,074	970,726
Raisio Oyj, Class V	434,696	881,639
Sanoma Oyj	150,896	2,098,131
Terveystalo Oyj(a)(b)	102,439	1,094,509
Tokmanni Group Corp.	161,713	1,898,576
Uponor Oyj	131,286	1,807,621
Verkkokauppa.com Oyj(a)	114,604	486,440
YIT Oyj(a)	316,369	1,051,778

Total Finland		22,067,837

France - 3.3%
ABC Arbitrage	111,443	817,887
Albioma SA	38,025	1,982,891
Chargeurs SA(a)	70,492	1,088,488
Coface SA	287,869	2,998,993
Fnac Darty SA	23,343	986,895
Groupe SFPI	149,917	388,692
IPSOS(a)	75,696	3,584,878
Kaufman & Broad SA(a)	48,376	1,314,942
Metropole Television SA	409,816	6,036,749
Nexity SA	188,308	5,020,098
Quadient SA	39,839	678,057
Societe BIC SA	103,073	5,624,949
Television Francaise 1	490,124	3,461,262
Vicat SA	74,036	2,035,644

Total France		36,020,425

Germany - 2.3%
7C Solarparken AG	71,906	350,311
Aareal Bank AG*	43,898	1,311,626
AURELIUS Equity Opportunities SE & Co. KGaA	58,220	1,235,582
Bilfinger SE	118,518	3,454,461
CANCOM SE	28,373	952,168
CropEnergies AG	121,912	1,618,652
Deutsche Pfandbriefbank AG(b)	161,107	1,445,123
DIC Asset AG	172,714	1,903,143
Encavis AG	109,622	2,002,710
Hamborner REIT AG	230,404	2,057,080
Hamburger Hafen und Logistik AG	83,828	1,183,113
Hensoldt AG	24,263	611,314
Hornbach Holding AG & Co. KGaA	14,071	1,153,305
Instone Real Estate Group SE(b)	56,461	668,187
MLP SE	176,418	1,054,975
Mutares SE & Co. KGaA	65,641	1,130,930
NORMA Group SE	32,924	733,154
PATRIZIA AG	90,444	1,066,577
Wacker Neuson SE	76,101	1,311,941
Wuestenrot & Wuerttembergische AG	30,471	537,728

Total Germany		25,782,080

Hong Kong - 2.2%
Dah Sing Banking Group Ltd.	2,939,600	2,378,817
Dah Sing Financial Holdings Ltd.	635,029	1,808,715
Fortune Real Estate Investment Trust	5,385,000	4,460,650
Hutchison Port Holdings Trust	30,546,200	7,178,357
Kowloon Development Co. Ltd.	2,077,000	2,567,482
Nissin Foods Co. Ltd.	2,029,000	1,357,502
Singamas Container Holdings Ltd.	12,762,000	1,935,374
Sun Hung Kai & Co. Ltd.	2,076,000	970,940
Vitasoy International Holdings Ltd.(a)	1,132,000	1,979,246

Total Hong Kong		24,637,083

Indonesia - 0.4%
Bumitama Agri Ltd.(a)	1,737,400	830,187
First Resources Ltd.	1,179,000	1,380,879
Nickel Industries Ltd.	4,064,778	2,725,266

Total Indonesia		4,936,332

Ireland - 0.2%
Kenmare Resources PLC	183,584	963,160
Origin Enterprises PLC	164,473	706,707

Total Ireland		1,669,867

Israel - 4.3%
Altshuler Shaham Penn Ltd.	216,206	570,804
Ashtrom Group Ltd.	187,388	4,113,574
Carasso Motors Ltd.	219,077	1,065,312
Delek Automotive Systems Ltd.	278,687	3,023,887
Elco Ltd.	20,430	1,311,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
Electra Real Estate Ltd.	51,029	$713,967
Energix-Renewable Energies Ltd.	512,087	1,545,553
FIBI Holdings Ltd.	41,628	1,740,171
G City Ltd.	324,862	1,844,083
Gav-Yam Lands Corp. Ltd.	311,864	2,582,430
Harel Insurance Investments & Financial Services Ltd.	308,262	2,994,467
IDI Insurance Co. Ltd.	57,837	1,502,839
Magic Software Enterprises Ltd.	64,495	1,124,839
Matrix IT Ltd.	86,814	2,007,147
Max Stock Ltd.	303,078	597,736
Maytronics Ltd.	89,404	1,254,724
Mega Or Holdings Ltd.	43,839	1,314,363
Mehadrin Ltd.*	1	39
Meitav Dash Investments Ltd.	204,698	985,454
Menora Mivtachim Holdings Ltd.*	69,971	1,281,082
Mivne Real Estate KD Ltd.	847,487	2,458,623
Nawi Brothers Ltd.	113,072	871,088
One Software Technologies Ltd.	86,899	1,366,951
Palram Industries 1990 Ltd.	76,786	923,059
Paz Oil Co. Ltd.*	1	68
Phoenix Holdings Ltd.	424,855	4,180,433
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	32,344	2,305,173
Shapir Engineering and Industry Ltd.	270,760	2,203,406
Shufersal Ltd.	211,960	1,385,973

Total Israel		47,268,629

Italy - 3.5%
Alerion Cleanpower SpA(a)	38,242	1,243,381
Anima Holding SpA(a)(b)	1,079,665	3,948,317
Ascopiave SpA	197,081	594,421
Banca IFIS SpA	86,721	1,224,850
Banca Popolare di Sondrio SpA(a)	508,975	1,748,506
BFF Bank SpA(b)	929,021	6,230,536
Cairo Communication SpA	205,263	369,957
Credito Emiliano SpA(a)	478,518	2,626,400
doValue SpA(a)(b)	120,374	708,507
Esprinet SpA(a)	109,210	780,376
Gruppo MutuiOnline SpA(a)	30,944	780,292
GVS SpA(a)(b)	106,058	862,633
Maire Tecnimont SpA(a)	544,209	1,558,905
MARR SpA	70,466	969,480
Piaggio & C. SpA	788,954	1,842,630
RAI Way SpA(a)(b)	503,964	2,687,032
Salcef Group SpA	91,365	1,585,591
Sanlorenzo SpA(a)	30,622	1,027,642
Sesa SpA	8,299	1,053,289
SOL SpA	74,606	1,285,388
Technogym SpA(a)(b)	203,847	1,325,556
Unieuro SpA(a)(b)	102,696	1,591,127
Webuild SpA(a)	1,164,117	1,799,981
Zignago Vetro SpA	90,744	1,102,370

Total Italy		38,947,167

Japan - 27.2%
&Do Holdings Co. Ltd.	49,900	301,556
A&D HOLON Holdings Co. Ltd.	57,600	382,431
Achilles Corp.	18,800	185,848
ADEKA Corp.	95,401	1,645,317
Advance Create Co. Ltd.	28,500	197,196
Aeon Delight Co. Ltd.	61,500	1,343,127
Aeon Fantasy Co. Ltd.	47,300	934,476
AEON Financial Service Co. Ltd.	135,300	1,272,779
Aica Kogyo Co. Ltd.	63,100	1,315,367
Airport Facilities Co. Ltd.(a)	174,500	687,185
Aisan Industry Co. Ltd.	95,900	503,306
AIT Corp.(a)	83,300	892,752
Akatsuki, Inc.(a)	24,400	488,700
Alinco, Inc.(a)	22,300	140,509
Alleanza Holdings Co. Ltd.(a)	55,300	418,449
Alps Logistics Co. Ltd.	56,700	471,613
Amano Corp.	69,000	1,191,012
Amuse, Inc.(a)	42,200	598,575
Anest Iwata Corp.	98,900	659,552
Anritsu Corp.(a)	93,200	1,007,086
Aozora Bank Ltd.	138,300	2,684,458
Arakawa Chemical Industries Ltd.(a)	23,400	170,692
ARTERIA Networks Corp.	101,500	912,981
Asahi Co. Ltd.	60,500	568,684
Asahi Holdings, Inc.	94,400	1,480,743
Asahi Net, Inc.	132,300	564,823
Asahi Yukizai Corp.	38,600	567,685
Asante, Inc.(a)	37,100	406,897
Autobacs Seven Co. Ltd.	125,303	1,289,416
Avantia Co. Ltd.	19,100	117,112
Avex, Inc.	133,900	1,328,602
Bando Chemical Industries Ltd.	94,300	639,287
Bank of Iwate Ltd.	31,200	461,151
Bank of the Ryukyus Ltd.	53,300	309,548
Baroque Japan Ltd.(a)	92,900	556,627
Benesse Holdings, Inc.	69,300	1,120,696
BIPROGY, Inc.	67,100	1,333,554
BML, Inc.	44,800	1,162,416
Broadleaf Co. Ltd.(a)	212,600	693,252
Bunka Shutter Co. Ltd.	128,900	946,908
Cawachi Ltd.	36,000	567,870
Central Security Patrols Co. Ltd.(a)	33,400	666,500
Chilled & Frozen Logistics Holdings Co. Ltd.(a)	39,200	305,567
Chiyoda Co. Ltd.	89,800	511,613
Chori Co. Ltd.	30,300	436,027
Chugoku Bank Ltd.	151,100	1,093,308
Chukyo Bank Ltd.	71,200	884,137
Cleanup Corp.	86,300	363,990
CONEXIO Corp.	82,300	804,493
Cosel Co. Ltd.	67,600	407,028
Cosmo Energy Holdings Co. Ltd.	97,500	2,698,465
Credit Saison Co. Ltd.	144,900	1,662,796
Cresco Ltd.	53,000	733,429
CTI Engineering Co. Ltd.(a)	29,700	566,870
CTS Co. Ltd.(a)	125,700	739,276
Cybernet Systems Co. Ltd.(a)	111,500	656,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
Dai Nippon Toryo Co. Ltd.	13,400	$69,932
Daicel Corp.	275,500	1,701,406
Daido Metal Co. Ltd.	82,700	316,543
Daido Steel Co. Ltd.	26,991	694,369
Daiichikosho Co. Ltd.	49,000	1,424,681
Daiken Medical Co. Ltd.(a)	136,600	489,671
Daikoku Denki Co. Ltd.	28,600	260,411
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	23,700	304,765
Daishi Hokuetsu Financial Group, Inc.	55,140	1,017,932
Daiwabo Holdings Co. Ltd.	106,600	1,388,064
DCM Holdings Co. Ltd.	112,800	861,848
Denyo Co. Ltd.	32,800	383,880
Dexerials Corp.	64,100	1,705,653
DIC Corp.(a)	75,600	1,338,324
DKS Co. Ltd.	15,300	241,120
Dowa Holdings Co. Ltd.	37,100	1,230,249
Ebara Jitsugyo Co. Ltd.	23,200	376,890
EDION Corp.	109,600	1,026,983
Ehime Bank Ltd.	51,900	343,440
Electric Power Development Co. Ltd.	173,000	2,857,547
Elematec Corp.	56,000	518,553
Eslead Corp.	19,100	234,084
ESPEC Corp.	47,500	603,824
EXEO Group, Inc.	100,100	1,564,258
Ezaki Glico Co. Ltd.(a)	42,700	1,233,650
Falco Holdings Co. Ltd.	37,200	559,417
Feed One Co. Ltd.(a)	41,400	207,830
First Bank of Toyama Ltd.	112,300	342,219
First Juken Co. Ltd.(a)	41,800	336,295
FJ Next Holdings Co. Ltd.	40,000	315,042
France Bed Holdings Co. Ltd.	131,400	877,257
Fudo Tetra Corp.(a)	45,900	520,980
Fuji Co. Ltd.(a)	26,700	415,864
Fuji Corp. Ltd.(a)	7,600	36,642
Fuji Oil Holdings, Inc.	63,100	994,886
Fuji Pharma Co. Ltd.	800	5,559
Fujibo Holdings, Inc.	16,700	399,507
Fujimi, Inc.	27,141	1,136,744
Fujitec Co. Ltd.	74,600	1,650,090
FuKoKu Co. Ltd.(a)	53,800	386,506
Fukui Bank Ltd.	46,000	456,428
Furukawa Battery Co. Ltd.	32,800	293,825
Furuno Electric Co. Ltd.(a)	75,100	558,323
Furyu Corp.	43,400	360,349
Futaba Industrial Co. Ltd.	93,000	262,869
Fuyo General Lease Co. Ltd.	27,500	1,558,647
G-Tekt Corp.	36,300	340,409
Gecoss Corp.(a)	13,200	80,353
Glory Ltd.(a)	58,877	887,565
GMO Financial Holdings, Inc.(a)	174,300	996,880
GMO Internet, Inc.	68,800	1,177,938
GS Yuasa Corp.	74,300	1,161,083
Gunma Bank Ltd.	432,900	1,220,424
H-One Co. Ltd.	40,500	177,675
H.U. Group Holdings, Inc.	96,000	2,083,869
Hachijuni Bank Ltd.	458,700	1,688,197
Hagiwara Electric Holdings Co. Ltd.	20,800	308,505
Hakudo Co. Ltd.	26,900	458,778
Hakuto Co. Ltd.	52,300	974,357
Halows Co. Ltd.	28,100	626,720
Happinet Corp.	54,000	631,997
Hazama Ando Corp.	195,400	1,212,485
Heiwa Corp.	103,019	1,526,460
Hochiki Corp.	71,500	677,870
Hokkaido Electric Power Co., Inc.	241,800	881,020
Hokkaido Gas Co. Ltd.	7,500	92,580
Hokuetsu Industries Co. Ltd.	65,100	408,268
Hokuhoku Financial Group, Inc.	149,200	920,317
Honeys Holdings Co. Ltd.	53,600	455,297
I-PEX, Inc.	22,900	214,411
Ichikoh Industries Ltd.	113,600	291,829
ID Holdings Corp.(a)	79,400	482,753
IJTT Co. Ltd.	51,000	196,710
Inaba Denki Sangyo Co. Ltd.	68,300	1,339,807
Inabata & Co. Ltd.	105,100	1,714,340
Inageya Co. Ltd.(a)	70,900	646,087
Ines Corp.	61,600	736,362
INFRONEER Holdings, Inc.	215,888	1,533,487
Innotech Corp.	54,500	522,314
Ishihara Sangyo Kaisha Ltd.	52,500	386,441
Itfor, Inc.	112,200	628,495
Itochu Enex Co. Ltd.	164,101	1,273,140
Itoham Yonekyu Holdings, Inc.	377,100	1,918,046
Itoki Corp.(a)	51,300	137,827
IwaiCosmo Holdings, Inc.	73,500	678,978
Iwaki Co. Ltd.	53,500	366,630
Iyo Bank Ltd.	249,700	1,224,101
Izumi Co. Ltd.	50,000	1,124,361
J. Front Retailing Co. Ltd.	209,800	1,791,381
JAC Recruitment Co. Ltd.	78,400	1,002,975
Jaccs Co. Ltd.	44,100	1,089,069
Japan Transcity Corp.(a)	131,200	475,142
JBCC Holdings, Inc.	62,800	731,291
JK Holdings Co. Ltd.	53,500	373,718
JM Holdings Co. Ltd.	49,000	572,758
Juki Corp.	33,500	173,843
JVCKenwood Corp.	232,300	302,654
K’s Holdings Corp.	175,700	1,709,730
Kagome Co. Ltd.	38,800	945,331
Kaken Pharmaceutical Co. Ltd.	47,400	1,331,059
Kamei Corp.	26,700	206,556
Kamigumi Co. Ltd.	89,400	1,726,735
Kanaden Corp.	43,800	328,528
Kandenko Co. Ltd.	169,700	1,056,761
Kaneka Corp.	63,800	1,568,525
Kanematsu Corp.	114,900	1,132,466
Ki-Star Real Estate Co. Ltd.(a)	18,900	653,859
King Jim Co. Ltd.(a)	73,300	472,642
Kintetsu World Express, Inc.	60,600	1,860,086
Kito Corp.	31,900	621,540
Koatsu Gas Kogyo Co. Ltd.	75,200	365,331
Kobe Steel Ltd.	252,800	1,148,118
Kojima Co. Ltd.(a)	94,200	453,475
Kokusai Pulp & Paper Co. Ltd.(a)	149,600	518,653
Komatsu Matere Co. Ltd.(a)	102,900	852,103
Konaka Co. Ltd.(a)	31,800	77,946
Konica Minolta, Inc.	581,200	1,937,975
Kumagai Gumi Co. Ltd.	50,800	1,028,676
Kurabo Industries Ltd.	20,095	287,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
Kyokuyo Co. Ltd.	23,700	$602,727
KYORIN Holdings, Inc.	87,890	1,147,671
Kyosan Electric Manufacturing Co. Ltd.	142,100	451,858
Kyowa Leather Cloth Co. Ltd.	41,800	174,147
Kyudenko Corp.	59,100	1,193,702
Kyushu Financial Group, Inc.	390,600	1,115,548
LAC Co. Ltd.	103,400	589,096
LEC, Inc.	59,800	281,712
Lintec Corp.	102,330	1,731,675
Macnica Fuji Electronics Holdings, Inc.	69,800	1,343,543
Makino Milling Machine Co. Ltd.	1,900	59,019
Marudai Food Co. Ltd.(a)	53,900	609,006
Maruichi Steel Tube Ltd.	70,000	1,477,752
Matsui Securities Co. Ltd.	196,440	1,163,993
Maxell Ltd.	61,300	597,862
Mebuki Financial Group, Inc.	1,177,000	2,313,194
Meisei Industrial Co. Ltd.	68,500	354,967
Meitec Corp.	84,600	1,361,895
Ministop Co. Ltd.	66,900	720,435
Mirait Holdings Corp.	104,200	1,224,890
Mitsubishi Logistics Corp.	61,000	1,457,031
Mitsubishi Materials Corp.	96,300	1,376,575
Mitsui Matsushima Holdings Co. Ltd.(a)	18,300	399,258
Mitsui Mining & Smelting Co. Ltd.	36,364	848,507
Mizuho Leasing Co. Ltd.	46,300	1,058,198
Morinaga & Co. Ltd.	41,800	1,338,412
Nafco Co. Ltd.	19,300	223,323
Nagase & Co. Ltd.	102,700	1,409,096
Nakanishi, Inc.	63,100	1,111,467
NEC Networks & System Integration Corp.	95,400	1,287,870
NET One Systems Co. Ltd.	56,500	1,247,654
Neturen Co. Ltd.	52,200	250,904
NHK Spring Co. Ltd.	173,800	1,142,420
Nichias Corp.	67,200	1,115,919
Nichiban Co. Ltd.	51,000	604,394
Nihon Chouzai Co. Ltd.	42,200	408,783
Nihon Flush Co. Ltd.(a)	68,000	499,032
Nihon Nohyaku Co. Ltd.	99,800	509,817
Nihon Tokushu Toryo Co. Ltd.	30,300	224,593
Nikko Co. Ltd.	75,700	344,914
Nikkon Holdings Co. Ltd.	60,100	951,567
Nippon Air Conditioning Services Co. Ltd.	86,200	503,159
Nippon Aqua Co. Ltd.	102,100	440,400
Nippon Carbide Industries Co., Inc.	34,000	336,609
Nippon Chemical Industrial Co. Ltd.(a)	16,100	229,314
Nippon Concrete Industries Co. Ltd.(a)	52,100	102,394
Nippon Electric Glass Co. Ltd.(a)	76,500	1,462,372
Nippon Gas Co. Ltd.	103,700	1,468,616
Nippon Kayaku Co. Ltd.	183,899	1,486,299
Nippon Koei Co. Ltd.	29,500	706,801
Nippon Light Metal Holdings Co. Ltd.	69,900	768,692
Nippon Paper Industries Co. Ltd.	82,138	581,626
Nippon Seisen Co. Ltd.(a)	13,200	409,540
Nippon Shokubai Co. Ltd.	27,300	1,054,985
Nippon Steel Trading Corp.	40,373	1,512,632
Nippon Systemware Co. Ltd.	39,500	677,159
Nippon Thompson Co. Ltd.	123,600	469,453
Nipro Corp.	147,300	1,156,889
Nishi-Nippon Financial Holdings, Inc.	154,200	851,275
Nishimatsu Construction Co. Ltd.	120,400	3,602,562
Nissei ASB Machine Co. Ltd.(a)	2,700	70,354
Nissei Plastic Industrial Co. Ltd.	46,400	301,239
Nisshinbo Holdings, Inc.	158,292	1,189,622
Nissin Corp.	30,700	358,624
Nissin Electric Co. Ltd.	131,800	1,481,422
Noevir Holdings Co. Ltd.	38,900	1,649,288
NOK Corp.	111,000	902,021
NS Tool Co. Ltd.(a)	61,100	557,233
Okabe Co. Ltd.(a)	57,500	257,333
Okamura Corp.	133,400	1,190,098
Okinawa Cellular Telephone Co.	40,100	1,596,857
Okumura Corp.	52,000	1,154,025
Okura Industrial Co. Ltd.	21,700	271,859
Okuwa Co. Ltd.(a)	95,400	593,375
Organo Corp.	7,000	437,452
Orient Corp.	1,127,600	1,062,403
Oriental Shiraishi Corp.	202,500	356,244
Osaki Electric Co. Ltd.	86,800	311,791
PALTAC Corp.	27,300	843,988
PC Depot Corp.(a)	85,800	199,572
Penta-Ocean Construction Co. Ltd.	217,800	1,173,528
Pigeon Corp.(a)	94,200	1,290,392
Plenus Co. Ltd.	37,400	549,211
Press Kogyo Co. Ltd.	73,100	214,691
Procrea Holdings, Inc.	35,900	513,971
Pronexus, Inc.	64,000	504,538
PS Mitsubishi Construction Co. Ltd.	97,700	441,558
Quick Co. Ltd.	53,600	537,756
Raito Kogyo Co. Ltd.	83,900	1,146,210
Rengo Co. Ltd.	209,800	1,136,600
Retail Partners Co. Ltd.(a)	55,400	464,878
Ricoh Leasing Co. Ltd.	47,400	1,219,410
Riken Corp.	12,500	215,303
Riken Technos Corp.	122,100	386,464
Roland Corp.	30,000	891,024
Roland DG Corp.	20,700	490,626
Ryoden Corp.	44,200	515,675
Ryosan Co. Ltd.	38,800	626,032
Sakai Chemical Industry Co. Ltd.	35,300	490,570
Sala Corp.	72,200	374,672
SAMTY Co. Ltd.	67,700	1,004,624
Sanei Architecture Planning Co. Ltd.	26,000	314,438
Sanki Engineering Co. Ltd.	101,200	1,144,185
Sankyo Co. Ltd.	72,100	2,178,576
Sanoh Industrial Co. Ltd.(a)	55,900	269,100
Sansei Technologies, Inc.(a)	52,300	332,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
Sanshin Electronics Co. Ltd.	36,700	$414,666
Sanyo Trading Co. Ltd.	68,900	494,987
Sato Shoji Corp.(a)	46,200	380,197
Sawai Group Holdings Co. Ltd.	34,500	1,044,993
Scala, Inc.(a)	56,600	300,384
Seika Corp.	38,000	459,564
Seino Holdings Co. Ltd.	97,200	776,999
Sekisui Kasei Co. Ltd.(a)	42,500	127,636
Senko Group Holdings Co. Ltd.	169,500	1,095,440
Seria Co. Ltd.	41,800	741,511
Seven Bank Ltd.	1,384,900	2,640,235
Shibaura Mechatronics Corp.	9,200	653,491
Shikoku Electric Power Co., Inc.	236,100	1,374,665
Shinnihon Corp.	56,600	294,551
Shinnihonseiyaku Co. Ltd.(a)	28,900	340,363
Shinsho Corp.	19,100	544,790
Ship Healthcare Holdings, Inc.	55,600	987,544
SHO-BOND Holdings Co. Ltd.	55,600	2,443,281
Sinfonia Technology Co. Ltd.	46,700	459,936
SKY Perfect JSAT Holdings, Inc.	296,200	1,177,344
Space Co. Ltd.(a)	56,600	379,125
ST Corp.	57,200	634,082
St. Marc Holdings Co. Ltd.	66,200	771,371
Starzen Co. Ltd.	41,900	613,750
Stella Chemifa Corp.	23,500	412,727
Studio Alice Co. Ltd.	36,000	630,142
Sumitomo Bakelite Co. Ltd.	43,800	1,310,566
Sumitomo Osaka Cement Co. Ltd.(a)	33,800	837,194
Sumitomo Riko Co. Ltd.	88,700	384,559
Sumitomo Seika Chemicals Co. Ltd.	15,900	338,002
Sun Frontier Fudousan Co. Ltd.	158,500	1,304,354
Suncall Corp.	31,000	139,877
T-Gaia Corp.	60,600	721,731
Tachi-S Co. Ltd.	47,200	380,435
Tachibana Eletech Co. Ltd.	30,500	341,471
Taiheiyo Cement Corp.	69,000	1,028,486
Taiho Kogyo Co. Ltd.(a)	38,400	188,813
Taiyo Holdings Co. Ltd.	24,300	509,235
Takaoka Toko Co. Ltd.	32,500	405,248
Takara & Co. Ltd.	20,300	274,193
Takara Holdings, Inc.	103,600	766,391
Takashimaya Co. Ltd.(a)	148,300	1,451,835
Tama Home Co. Ltd.(a)	50,400	908,910
Tatsuta Electric Wire and Cable Co. Ltd.(a)	108,500	366,578
Tayca Corp.(a)	47,900	424,861
TDC Soft, Inc.	75,800	591,983
Teijin Ltd.	132,800	1,381,226
Teikoku Electric Manufacturing Co. Ltd.	48,200	565,890
Toa Corp.	82,700	458,379
Toda Corp.	362,000	1,918,516
Toho Bank Ltd.	273,400	418,587
Tokai Carbon Co. Ltd.(a)	134,100	1,020,643
TOKAI Holdings Corp.	168,600	1,100,793
Tokai Rika Co. Ltd.	77,622	845,612
Tokai Tokyo Financial Holdings, Inc.	350,600	954,856
Tokuyama Corp.	59,500	755,931
Tokyo Energy & Systems, Inc.	92,100	656,235
Tokyo Ohka Kogyo Co. Ltd.(a)	25,800	1,260,992
Tokyo Sangyo Co. Ltd.(a)	68,800	359,053
Tokyo Seimitsu Co. Ltd.	40,900	1,342,711
Tokyo Tekko Co. Ltd.(a)	15,100	136,490
Tokyu Construction Co. Ltd.	45,100	211,466
Tomoku Co. Ltd.	3,800	41,957
TOMONY Holdings, Inc.	167,900	385,593
Topre Corp.	36,100	264,396
Torishima Pump Manufacturing Co. Ltd.	63,800	601,581
Totetsu Kogyo Co. Ltd.	3,500	62,423
Tow Co. Ltd.(a)	233,900	535,445
Toyo Ink SC Holdings Co. Ltd.	57,900	810,613
Toyo Kanetsu KK	11,200	218,303
Toyo Seikan Group Holdings Ltd.	192,900	2,014,833
Toyo Tanso Co. Ltd.(a)	11,800	245,372
Toyo Tire Corp.(a)	103,300	1,288,066
Toyoda Gosei Co. Ltd.	87,600	1,381,817
TPR Co. Ltd.	32,000	283,125
Transaction Co. Ltd.(a)	73,600	607,848
TS Tech Co. Ltd.	94,200	975,595
Tsumura & Co.	50,501	1,131,909
Tsurumi Manufacturing Co. Ltd.	52,700	721,131
UBE Corp.	102,900	1,527,727
Uchida Yoko Co. Ltd.	18,900	698,377
Ulvac, Inc.(a)	33,600	1,142,630
UNITED, Inc.(a)	45,900	523,345
V Technology Co. Ltd.(a)	18,200	374,168
Vertex Corp.(a)	97,200	818,496
Vital KSK Holdings, Inc.	124,300	633,143
Wakachiku Construction Co. Ltd.	36,000	589,069
Wakita & Co. Ltd.	67,300	591,980
Warabeya Nichiyo Holdings Co. Ltd.(a)	27,900	363,292
Xebio Holdings Co. Ltd.	85,800	585,452
Yahagi Construction Co. Ltd.	70,300	391,202
YAMADA Consulting Group Co. Ltd.(a)	46,900	378,707
Yamae Group Holdings Co. Ltd.	56,500	531,916
Yamagata Bank Ltd.	56,500	373,880
Yamaguchi Financial Group, Inc.	239,300	1,310,509
Yellow Hat Ltd.	84,500	1,068,573
Yokorei Co. Ltd.	85,800	555,769
Yorozu Corp.(a)	47,500	309,779
Yotai Refractories Co. Ltd.	49,000	503,147
Yurtec Corp.	73,100	397,098
Yushin Precision Equipment Co. Ltd.	94,700	486,553

Total Japan		299,451,976

Netherlands - 1.9%
Brunel International NV	98,133	1,064,917
Corbion NV	36,161	1,091,038
Eurocommercial Properties NV	61,768	1,326,378
Heijmans NV, CVA	82,032	912,490
Ordina NV	414,201	2,061,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
PostNL NV(a)	3,342,157	$10,115,297
RHI Magnesita NV	79,623	1,925,260
TKH Group NV, CVA	41,853	1,578,688
Wereldhave NV(a)	70,319	1,054,940

Total Netherlands		21,130,214

Norway - 2.9%
ABG Sundal Collier Holding ASA	2,405,995	1,434,379
AF Gruppen ASA	64,012	1,021,108
Atea ASA	169,646	1,758,319
Austevoll Seafood ASA	266,077	3,105,208
Bonheur ASA	30,019	1,086,241
Borregaard ASA	83,159	1,348,422
Bouvet ASA	204,047	1,216,465
Europris ASA(b)	369,413	1,718,487
Hunter Group ASA*	4,363,057	1,512,535
Kid ASA(b)	173,813	1,465,485
Kitron ASA(a)	482,472	856,556
Multiconsult ASA(b)	81,922	1,069,656
Pareto Bank ASA	134,393	642,736
Protector Forsikring ASA	158,644	1,644,287
Selvaag Bolig ASA	225,790	812,453
SpareBank 1 Nord Norge	97,543	863,890
Sparebank 1 Oestlandet	119,908	1,422,426
SpareBank 1 SMN	86,148	1,009,736
Sparebanken Vest	126,052	1,112,552
TGS ASA	279,907	3,918,231
Veidekke ASA	371,229	3,362,939

Total Norway		32,382,111

Peru - 0.1%
Hochschild Mining PLC	587,575	688,605

Portugal - 1.8%
Altri SGPS SA	418,005	2,783,711
Corticeira Amorim SGPS SA	109,158	1,205,099
Greenvolt-Energias Renovaveis SA*	21,574	165,776
Navigator Co. SA	1,340,643	5,376,442
REN - Redes Energeticas Nacionais SGPS SA	1,654,327	4,972,358
Sonae SGPS SA	4,574,030	5,599,627

Total Portugal		20,103,013

Singapore - 4.3%
Best World International Ltd.*†(a)	178,186	92,281
Bukit Sembawang Estates Ltd.(a)	705,800	2,505,319
China Sunsine Chemical Holdings Ltd.(a)	744,100	235,255
Civmec Ltd.	1,152,200	496,745
ComfortDelGro Corp. Ltd.	2,095,700	2,108,199
CSE Global Ltd.(a)	823,800	275,251
Hong Fok Corp. Ltd.(a)	778,900	540,087
Hong Leong Asia Ltd.(a)	584,300	312,785
Hour Glass Ltd.	1,676,500	2,794,769
Keppel Infrastructure Trust(a)	14,679,382	6,012,250
NetLink NBN Trust	12,606,700	8,786,735
Propnex Ltd.(a)	1,442,900	1,586,288
Q&M Dental Group Singapore Ltd.(a)	2,975,400	962,082
Raffles Medical Group Ltd.(a)	1,883,100	1,515,465
Riverstone Holdings Ltd.(a)	6,266,600	3,332,100
Sembcorp Industries Ltd.	2,364,200	4,841,539
Sheng Siong Group Ltd.	4,084,900	4,461,484
Singapore Post Ltd.(a)	1,848,300	863,257
StarHub Ltd.(a)	3,206,500	2,833,940
Tuan Sing Holdings Ltd.	1,601,028	431,404
UMS Holdings Ltd.(a)	1,601,398	1,277,252
Wing Tai Holdings Ltd.(a)	804,200	1,005,467

Total Singapore		47,269,954

Spain - 3.3%
Aedas Homes SA(b)	116,400	2,592,005
Almirall SA	133,206	1,473,373
Applus Services SA	141,217	974,393
Cia de Distribucion Integral Logista Holdings SA	534,059	10,418,474
ContourGlobal PLC(b)	738,531	2,255,726
Ebro Foods SA(a)	197,300	3,320,903
Faes Farma SA	754,558	3,060,748
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	1,914,967	2,518,518
Neinor Homes SA(b)	150,149	1,877,400
Prosegur Cash SA(a)(b)	1,980,991	1,288,179
Prosegur Cia de Seguridad SA	1,161,936	2,045,632
Sacyr SA(a)	1,145,605	2,747,461
Unicaja Banco SA(b)	1,741,700	1,699,773

Total Spain		36,272,585

Sweden - 4.0%
AcadeMedia AB(b)	178,466	793,809
Akelius Residential Property AB, Class D(a)	535,683	1,038,295
Atrium Ljungberg AB, Class B	159,393	2,084,301
Beijer Alma AB	66,519	1,093,136
Bilia AB, Class A	193,071	2,775,275
Bonava AB, Class B	188,030	544,967
Bravida Holding AB(b)	188,665	1,640,421
Bufab AB	37,307	964,767
Byggmax Group AB	162,039	839,654
Catena AB	46,436	1,682,089
Clas Ohlson AB, Class B	180,505	1,863,637
Cloetta AB, Class B	431,783	883,168
Coor Service Management Holding AB(b)	188,238	1,474,140
Dios Fastigheter AB	299,543	2,076,871
Dustin Group AB(a)(b)	138,467	791,827
Elanders AB, Class B	56,024	651,683
Ferronordic AB*(a)	53,888	166,175
Inwido AB	121,188	1,333,998
JM AB	107,531	1,776,548
KNOW IT AB	30,222	842,302
Lagercrantz Group AB, Class B(a)	137,610	1,112,574
LeoVegas AB(b)	289,737	1,710,589
Lindab International AB	82,335	1,191,549
Loomis AB	87,351	2,120,824
Mycronic AB	72,427	1,017,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
NCC AB, Class B	130,717	$1,312,604
Nobia AB	272,175	727,755
Nolato AB, Class B	186,278	999,794
Nordic Waterproofing Holding AB	43,469	594,722
Peab AB, Class B	739,445	4,315,125
Platzer Fastigheter Holding AB, Class B	165,376	1,068,358
Ratos AB, Class B	277,265	1,177,525
Scandi Standard AB*	59,251	211,045
Troax Group AB	39,319	679,144
Volati AB	58,775	728,421

Total Sweden		44,284,154

Switzerland - 1.3%
Arbonia AG	124,454	1,658,780
EFG International AG	273,779	2,007,551
Huber + Suhner AG, Registered Shares	24,278	1,932,400
Landis + Gyr Group AG(a)	46,831	2,448,312
Mobilezone Holding AG, Registered Shares	133,364	2,320,827
Swissquote Group Holding SA, Registered Shares	9,715	982,815
Valiant Holding AG, Registered Shares	30,934	2,710,986
Zehnder Group AG	12,046	710,920

Total Switzerland		14,772,591

United Kingdom - 13.3%
AJ Bell PLC(a)	297,742	971,238
Alliance Pharma PLC	769,253	1,066,878
Assura PLC	4,398,103	3,493,195
Balfour Beatty PLC	467,699	1,443,849
Bodycote PLC	214,765	1,373,224
Brewin Dolphin Holdings PLC*	750,964	4,669,482
CareTech Holdings PLC*	210,086	1,890,580
Central Asia Metals PLC	710,534	1,911,341
Chesnara PLC	370,539	1,262,253
Clarkson PLC	43,201	1,579,210
CLS Holdings PLC	622,089	1,529,879
Coats Group PLC	1,547,411	1,170,775
Cohort PLC(a)	59,596	352,111
Cranswick PLC	70,796	2,636,092
Currys PLC(a)	1,193,265	986,878
Devro PLC	510,538	1,137,122
Diversified Energy Co. PLC	5,232,656	7,079,246
Domino’s Pizza Group PLC(a)	677,715	2,297,958
Drax Group PLC	883,000	6,895,271
EMIS Group PLC	102,337	2,316,638
Epwin Group PLC	247,257	238,724
Essentra PLC	241,990	730,304
Euromoney Institutional Investor PLC	88,574	1,445,723
FDM Group Holdings PLC	197,736	2,038,793
Ferrexpo PLC	4,866,961	7,701,617
Forterra PLC(b)	308,338	1,001,683
Gateley Holdings PLC	299,904	730,258
GB Group PLC	97,517	471,349
Genuit Group PLC	158,900	738,134
Great Portland Estates PLC	209,997	1,461,327
Henry Boot PLC(a)	150,137	528,768
Hill & Smith Holdings PLC	99,715	1,402,325
Hilton Food Group PLC	137,895	1,711,508
Hunting PLC	251,972	660,976
Ibstock PLC(b)	382,272	768,334
IG Design Group PLC*(a)	198,035	204,428
Impax Asset Management Group PLC	108,744	800,309
IntegraFin Holdings PLC	254,840	695,735
James Fisher & Sons PLC*	42,196	149,123
James Halstead PLC(a)	392,337	967,242
Jupiter Fund Management PLC	1,495,706	2,690,178
Keller Group PLC	135,232	1,189,043
Liontrust Asset Management PLC(a)	84,731	939,491
Londonmetric Property PLC	1,868,191	5,181,995
Luceco PLC(b)	75,935	95,724
Marshalls PLC	125,501	682,818
Mattioli Woods PLC	79,097	682,021
MJ Gleeson PLC	91,397	570,525
Moneysupermarket.com Group PLC	1,306,423	2,762,245
Morgan Advanced Materials PLC	285,093	952,136
Morgan Sindall Group PLC	92,341	2,043,255
Mortgage Advice Bureau Holdings Ltd.	75,714	827,558
NCC Group PLC(a)	417,662	949,534
Next Fifteen Communications Group PLC(a)	76,085	831,613
Numis Corp. PLC	252,193	768,752
Oxford Instruments PLC	37,178	892,180
Pagegroup PLC	125,435	608,729
Pan African Resources PLC(a)	5,321,721	1,341,065
Paragon Banking Group PLC	428,650	2,547,689
PayPoint PLC	225,547	1,539,405
Polar Capital Holdings PLC	316,372	1,959,512
Premier Miton Group PLC	334,903	488,068
PZ Cussons PLC	508,075	1,214,318
QinetiQ Group PLC	625,931	2,794,355
Reach PLC	346,041	421,510
Redde Northgate PLC	624,609	2,556,335
Renew Holdings PLC	125,624	976,410
Sabre Insurance Group PLC(b)	817,232	2,039,562
Safestore Holdings PLC	242,405	3,123,465
Savills PLC	169,965	2,088,910
Serco Group PLC	913,610	1,932,808
Serica Energy PLC	290,237	1,004,563
Smart Metering Systems PLC	177,421	1,764,691
Spirent Communications PLC	530,949	1,603,000
SThree PLC	196,315	849,949
Synthomer PLC	943,318	2,577,628
TBC Bank Group PLC	84,488	1,296,946
Telecom Plus PLC	159,005	3,777,107
TI Fluid Systems PLC(a)(b)	672,151	1,234,236
Tyman PLC	302,972	877,547
Vesuvius PLC	471,991	1,742,557
Victrex PLC	93,175	2,013,052
Vivo Energy PLC(b)	2,611,566	4,630,560
Watkin Jones PLC	535,201	1,429,945
Wincanton PLC	245,338	1,033,889
Workspace Group PLC	189,094	1,276,827
XPS Pensions Group PLC	527,004	832,026

Total United Kingdom		146,145,612

TOTAL COMMON STOCKS (Cost: $1,285,954,993)		1,091,915,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

Investments	Shares	Value
RIGHTS - 0.0%

Portugal - 0.0%
Greenvolt-Energias Renovaveis SA, expiring 7/4/22*† (Cost: $0)	21,574	$0

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree Europe SmallCap Dividend Fund(c)	47,805	2,638,836
WisdomTree Japan SmallCap Dividend Fund(c)	36,894	2,189,290

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,830,901)		4,828,126

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(d) (Cost: $51,453,829)	51,453,829	51,453,829

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $1,342,239,723)		1,148,197,221
Other Assets less Liabilities - (4.1)%		(45,242,136)

NET ASSETS - 100.0%		$1,102,955,085

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $92,281, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $93,772,742. The Fund also had securities on loan having a total market value of $37,778 that were sold and pending settlement. The total market value of the collateral held by the Fund was $101,620,270. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $50,166,441.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$4,449,907	$3,431,054	$4,454,469	$(837,619)	$49,963	$2,638,836	$158,847
WisdomTree Japan SmallCap Dividend Fund	3,408,074	2,960,060	3,793,608	(560,397)	175,161	2,189,290	63,557

Total	$7,857,981	$6,391,114	$8,248,077	$(1,398,016)	$225,124	$4,828,126	$222,404

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/1/2022	403,997	USD	587,000	AUD	$346	$—
Bank of America NA	7/5/2022	464,513	USD	63,000,000	JPY	783	—
Bank of Montreal	7/5/2022	143,475	USD	500,000	ILS	706	—
Bank of Montreal	7/5/2022	107,981	USD	150,000	SGD	199	—
Goldman Sachs	7/1/2022	672,077	USD	92,000,000	JPY	—	(5,115)
Standard Chartered Bank	7/1/2022	2,095,660	USD	2,000,000	EUR	4,760	—
UBS AG	7/5/2022	335,459	USD	320,000	EUR	915	—
UBS AG	7/5/2022	608,980	USD	500,000	GBP	1,755	—

						$9,464	$(5,115)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$47,177,673	$—	$92,281	*	$47,269,954
Other	1,044,645,312	—	—		1,044,645,312
Rights	—	—	0	*	0
Exchange-Traded Funds	4,828,126	—	—		4,828,126
Investment of Cash Collateral for Securities Loaned	—	51,453,829	—		51,453,829

Total Investments in Securities	$1,096,651,111	$51,453,829	$92,281		$1,148,197,221

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$9,464	$—		$9,464
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5,115)	$—		$(5,115)

Total - Net	$1,096,651,111	$51,458,178	$92,281		$1,148,201,570

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	65,700	$2,016,628
Mitsui-Soko Holdings Co. Ltd.	35,400	750,968

Total Air Freight & Logistics		2,767,596

Auto Components - 4.9%
Aisan Industry Co. Ltd.	102,100	535,845
Aisin Corp.	324,708	10,038,450
Bridgestone Corp.(a)	600,885	21,893,789
Daikyonishikawa Corp.	115,600	443,323
Denso Corp.	401,779	21,317,015
Eagle Industry Co. Ltd.	82,300	593,677
Exedy Corp.	60,100	761,342
FCC Co. Ltd.	39,100	387,964
FuKoKu Co. Ltd.	36,500	262,221
Furukawa Battery Co. Ltd.	15,000	134,371
Futaba Industrial Co. Ltd.	55,700	157,438
G-Tekt Corp.	39,300	368,541
H-One Co. Ltd.	47,400	207,945
JTEKT Corp.	144,278	1,083,240
Koito Manufacturing Co. Ltd.	44,201	1,400,650
KYB Corp.	33,900	772,298
Musashi Seimitsu Industry Co. Ltd.	58,000	593,854
NGK Spark Plug Co. Ltd.	253,764	4,600,646
NHK Spring Co. Ltd.	188,900	1,241,675
Nifco, Inc.	52,190	1,215,865
NOK Corp.	134,600	1,093,801
Pacific Industrial Co. Ltd.	63,100	487,225
Press Kogyo Co. Ltd.	150,500	442,012
Riken Corp.	12,200	210,136
Sanoh Industrial Co. Ltd.(a)	27,700	133,347
Shoei Co. Ltd.	14,000	547,201
Stanley Electric Co. Ltd.	86,007	1,410,501
Sumitomo Electric Industries Ltd.	618,883	6,828,645
Sumitomo Riko Co. Ltd.	62,900	272,703
Sumitomo Rubber Industries Ltd.(a)	492,291	4,199,811
Suncall Corp.	64,500	291,034
Tachi-S Co. Ltd.	24,100	194,247
Taiho Kogyo Co. Ltd.	20,300	99,815
Tokai Rika Co. Ltd.	100,714	1,097,175
Topre Corp.	48,200	353,016
Toyo Tire Corp.(a)	99,400	1,239,436
Toyoda Gosei Co. Ltd.	113,900	1,796,678
Toyota Boshoku Corp.	251,136	3,724,847
TPR Co. Ltd.	42,894	379,512
TS Tech Co. Ltd.	120,764	1,250,708
Yokohama Rubber Co. Ltd.(a)	249,700	3,376,386
Yorozu Corp.	20,500	133,694

Total Auto Components		97,572,079

Automobiles - 9.2%
Honda Motor Co. Ltd.	1,700,647	41,222,116
Isuzu Motors Ltd.	727,700	8,040,026
Subaru Corp.	564,067	10,012,495
Suzuki Motor Corp.	276,136	8,666,916
Toyota Motor Corp.	6,855,150	105,964,558
Yamaha Motor Co. Ltd.(a)	532,500	9,744,176

Total Automobiles		183,650,287

Banks - 9.5%
Mitsubishi UFJ Financial Group, Inc.	16,251,622	87,254,301
Mizuho Financial Group, Inc.	3,682,664	41,826,584
Sumitomo Mitsui Financial Group, Inc.	2,070,900	61,461,623

Total Banks		190,542,508

Beverages - 1.6%
Asahi Group Holdings Ltd.	318,800	10,430,724
Kirin Holdings Co. Ltd.(a)	895,245	14,085,504
Suntory Beverage & Food Ltd.	162,800	6,147,466
Takara Holdings, Inc.	73,600	544,463

Total Beverages		31,208,157

Biotechnology - 0.0%
Takara Bio, Inc.	38,400	543,827

Building Products - 1.5%
AGC, Inc.	248,847	8,737,258
Central Glass Co. Ltd.	46,200	1,049,111
Daikin Industries Ltd.	57,849	9,261,461
Lixil Corp.	241,400	4,513,312
Nihon Flush Co. Ltd.	17,600	129,161
Noritz Corp.(a)	40,200	428,173
Okabe Co. Ltd.	101,900	456,039
Sanwa Holdings Corp.	233,931	2,238,492
TOTO Ltd.	76,300	2,516,094

Total Building Products		29,329,101

Capital Markets - 0.3%
Monex Group, Inc.(a)	127,500	396,047
SBI Holdings, Inc.	292,000	5,706,525
Sparx Group Co. Ltd.(a)	340,500	664,183

Total Capital Markets		6,766,755

Chemicals - 6.1%
ADEKA Corp.	98,700	1,702,213
Aica Kogyo Co. Ltd.	56,800	1,184,039
Arakawa Chemical Industries Ltd.(a)	41,000	299,076
Asahi Kasei Corp.	1,176,322	8,970,370
Chugoku Marine Paints Ltd.(a)	85,900	557,049
Daicel Corp.	332,142	2,051,210
Denka Co. Ltd.	93,815	2,268,465
DIC Corp.(a)	90,653	1,604,803
Fujimi, Inc.	26,100	1,093,143
Fuso Chemical Co. Ltd.	12,600	329,248
Ishihara Sangyo Kaisha Ltd.	37,500	276,030
JCU Corp.	10,000	249,163
JSP Corp.	52,300	537,032
JSR Corp.	104,500	2,707,593
Kaneka Corp.	65,300	1,605,403
Kansai Paint Co. Ltd.	84,500	1,076,037
KH Neochem Co. Ltd.	23,200	424,706
Kumiai Chemical Industry Co. Ltd.	73,900	601,078
Kuraray Co. Ltd.(a)	417,637	3,366,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

Investments	Shares	Value
Kureha Corp.	13,900	$979,154
Kyowa Leather Cloth Co. Ltd.	45,200	188,312
Lintec Corp.	111,347	1,884,264
MEC Co. Ltd.	5,000	81,852
Mitsubishi Chemical Holdings Corp.	1,130,263	6,131,565
Mitsubishi Gas Chemical Co., Inc.	205,282	2,954,078
Mitsui Chemicals, Inc.	186,415	3,965,547
Nihon Nohyaku Co. Ltd.	126,400	645,700
Nihon Parkerizing Co. Ltd.	88,700	581,736
Nippon Kayaku Co. Ltd.	205,300	1,659,265
Nippon Pillar Packing Co. Ltd.	26,300	525,787
Nippon Sanso Holdings Corp.	146,653	2,334,919
Nippon Shokubai Co. Ltd.	24,600	950,646
Nippon Soda Co. Ltd.	35,700	1,147,035
Nissan Chemical Corp.	71,953	3,310,193
Nitto Denko Corp.	116,574	7,533,913
NOF Corp.	59,500	2,202,974
Riken Technos Corp.	88,300	279,482
Sanyo Chemical Industries Ltd.	21,700	759,512
Shin-Etsu Chemical Co. Ltd.	183,279	20,640,894
Showa Denko KK	113,100	1,919,757
Sumitomo Bakelite Co. Ltd.	42,600	1,274,660
Sumitomo Chemical Co. Ltd.	1,638,685	6,404,930
Sumitomo Seika Chemicals Co. Ltd.	17,600	374,140
T Hasegawa Co. Ltd.	35,700	725,010
Taiyo Holdings Co. Ltd.	38,052	797,424
Teijin Ltd.	217,500	2,262,173
Tokai Carbon Co. Ltd.(a)	115,100	876,032
Tokuyama Corp.	71,700	910,929
Tokyo Ohka Kogyo Co. Ltd.(a)	25,400	1,241,441
Toray Industries, Inc.	871,118	4,880,903
Tosoh Corp.	320,507	3,975,226
Toyo Ink SC Holdings Co. Ltd.	115,700	1,619,826
Toyobo Co. Ltd.	71,751	529,200
UBE Corp.	129,100	1,916,710
Zeon Corp.	155,800	1,506,910

Total Chemicals		120,874,938

Commercial Services & Supplies - 0.1%
Pilot Corp.	16,000	569,431
Sato Holdings Corp.	35,800	491,721

Total Commercial Services & Supplies		1,061,152

Communications Equipment - 0.0%
Uniden Holdings Corp.(a)	19,900	600,567

Construction & Engineering - 0.5%
Kajima Corp.	616,400	7,064,405
Penta-Ocean Construction Co. Ltd.	233,000	1,255,427
Taikisha Ltd.	42,100	985,448

Total Construction & Engineering		9,305,280

Construction Materials - 0.1%
Krosaki Harima Corp.	15,300	483,140
Taiheiyo Cement Corp.	93,200	1,389,202

Total Construction Materials		1,872,342

Consumer Finance - 0.2%
Acom Co. Ltd.	736,200	1,717,827
AEON Financial Service Co. Ltd.	132,900	1,250,202

Total Consumer Finance		2,968,029

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.	273,700	2,858,785

Diversified Financial Services - 0.5%
Mitsubishi HC Capital, Inc.	1,941,090	8,944,259

Electrical Equipment - 1.6%
Daihen Corp.	25,600	789,548
Fuji Electric Co. Ltd.	75,773	3,134,550
Furukawa Electric Co. Ltd.	44,381	727,841
GS Yuasa Corp.	60,884	951,432
Idec Corp.	25,000	514,519
Mabuchi Motor Co. Ltd.(a)	15,200	391,035
Mitsubishi Electric Corp.	1,582,114	16,897,776
Nidec Corp.	84,716	5,225,572
Nippon Carbon Co. Ltd.	23,300	684,310
Nissin Electric Co. Ltd.	113,600	1,276,855
Sanyo Denki Co. Ltd.	8,200	315,071
Sinfonia Technology Co. Ltd.	40,600	399,859
Tatsuta Electric Wire and Cable Co. Ltd.	109,300	369,281

Total Electrical Equipment		31,677,649

Electronic Equipment, Instruments & Components - 3.3%
A&D HOLON Holdings Co. Ltd.	15,400	102,247
Ai Holdings Corp.	26,000	296,640
Amano Corp.	62,033	1,070,755
Anritsu Corp.(a)	80,400	868,773
Canon Electronics, Inc.	38,200	429,928
Citizen Watch Co. Ltd.	197,100	800,848
Dexerials Corp.	66,800	1,777,498
Elematec Corp.	35,800	331,503
Furuno Electric Co. Ltd.(a)	71,000	527,842
Hakuto Co. Ltd.	36,619	682,218
Hamamatsu Photonics KK	36,200	1,404,247
Hioki EE Corp.(a)	8,600	401,973
Hirose Electric Co. Ltd.	17,460	2,314,634
Horiba Ltd.	15,500	659,453
Ibiden Co. Ltd.	19,001	534,973
Innotech Corp.	17,900	171,549
Iriso Electronics Co. Ltd.(a)	5,000	118,325
Japan Aviation Electronics Industry Ltd.	49,200	739,874
Kaga Electronics Co. Ltd.	25,600	570,962
Keyence Corp.	21,840	7,456,032
Macnica Fuji Electronics Holdings, Inc.	67,700	1,303,121
Meiko Electronics Co. Ltd.	10,800	252,799
Murata Manufacturing Co. Ltd.	421,568	22,950,329
Nichicon Corp.	65,500	607,004
Nippon Electric Glass Co. Ltd.(a)	109,360	2,090,522
Nissha Co. Ltd.(a)	25,600	277,190
Omron Corp.	48,200	2,444,858
Optex Group Co. Ltd.(a)	35,700	530,816
Osaki Electric Co. Ltd.	118,200	424,582
Restar Holdings Corp.	26,000	364,963
Ryosan Co. Ltd.	13,445	216,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

Investments	Shares	Value
Sanshin Electronics Co. Ltd.	38,254	$432,225
Shimadzu Corp.	99,300	3,135,674
Siix Corp.(a)	48,300	338,105
Taiyo Yuden Co. Ltd.	53,500	1,815,428
TDK Corp.	171,804	5,298,728
Tokyo Electron Device Ltd.	10,800	407,022
Topcon Corp.	39,500	514,048
V Technology Co. Ltd.	9,900	203,531
Yokogawa Electric Corp.	116,238	1,917,407

Total Electronic Equipment, Instruments & Components		66,785,559

Energy Equipment & Services - 0.0%
Modec, Inc.*	24,300	209,275

Entertainment - 3.6%
Capcom Co. Ltd.	89,900	2,180,417
Koei Tecmo Holdings Co. Ltd.	86,522	2,789,491
Konami Holdings Corp.	53,700	2,968,511
Marvelous, Inc.	114,900	568,347
Nintendo Co. Ltd.	144,100	62,241,272
Square Enix Holdings Co. Ltd.	35,000	1,548,342
Toei Animation Co. Ltd.(a)	5,700	453,130

Total Entertainment		72,749,510

Food & Staples Retailing - 1.1%
Cosmos Pharmaceutical Corp.	5,600	537,102
Seven & I Holdings Co. Ltd.(a)	540,524	20,955,724

Total Food & Staples Retailing		21,492,826

Food Products - 1.2%
Ajinomoto Co., Inc.	358,713	8,713,356
Ariake Japan Co. Ltd.	11,500	472,342
Fuji Oil Holdings, Inc.	49,400	778,880
Kagome Co. Ltd.	49,700	1,210,901
Kikkoman Corp.	26,300	1,393,839
Nippon Suisan Kaisha Ltd.	164,100	692,130
Nisshin Seifun Group, Inc.	196,600	2,298,044
Nissin Foods Holdings Co. Ltd.	43,100	2,972,633
Riken Vitamin Co. Ltd.	45,500	569,357
Toyo Suisan Kaisha Ltd.	60,900	2,371,359
Yakult Honsha Co. Ltd.	50,187	2,892,527

Total Food Products		24,365,368

Health Care Equipment & Supplies - 1.0%
Hoya Corp.	85,457	7,287,323
Jeol Ltd.	5,100	196,334
Mani, Inc.	27,800	269,907
Nakanishi, Inc.	51,000	898,333
Nihon Kohden Corp.	27,600	563,560
Nipro Corp.	165,000	1,295,904
Olympus Corp.	185,000	3,712,800
Sysmex Corp.	29,460	1,770,788
Terumo Corp.	134,012	4,032,542

Total Health Care Equipment & Supplies		20,027,491

Health Care Technology - 0.0%
M3, Inc.	27,900	800,517

Household Durables - 2.1%
Casio Computer Co. Ltd.	216,857	2,009,664
Fujitsu General Ltd.	35,800	708,595
JVCKenwood Corp.	136,000	177,189
Nikon Corp.	219,600	2,536,178
Panasonic Holdings Corp.	1,182,970	9,547,875
Rinnai Corp.	18,500	1,270,509
Sekisui Chemical Co. Ltd.	385,300	5,266,660
Sharp Corp.	396,300	3,060,018
Sony Group Corp.	166,500	13,597,715
Sumitomo Forestry Co. Ltd.(a)	173,700	2,458,688
Toa Corp.	47,700	264,386
Zojirushi Corp.(a)	51,100	519,444

Total Household Durables		41,416,921

Household Products - 0.3%
Pigeon Corp.(a)	91,500	1,253,406
Unicharm Corp.	146,000	4,879,026

Total Household Products		6,132,432

Industrial Conglomerates - 1.8%
Hitachi Ltd.	464,205	21,998,099
Nisshinbo Holdings, Inc.	168,024	1,262,762
Toshiba Corp.	295,800	12,007,928

Total Industrial Conglomerates		35,268,789

Insurance - 5.4%
Dai-ichi Life Holdings, Inc.	832,800	15,386,464
MS&AD Insurance Group Holdings, Inc.	753,100	23,049,500
Sompo Holdings, Inc.	650,900	28,665,376
Tokio Marine Holdings, Inc.	708,200	41,197,634

Total Insurance		108,298,974

Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.(a)	12,200	184,902

IT Services - 0.9%
Fujitsu Ltd.	58,932	7,359,180
GMO GlobalSign Holdings KK	3,300	119,874
NEC Corp.	128,300	4,976,931
NTT Data Corp.	343,600	4,744,718

Total IT Services		17,200,703

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	87,500	6,169,537
GLOBERIDE, Inc.	6,700	104,947
Mizuno Corp.	22,000	379,095
Roland Corp.	34,600	1,027,647
Sega Sammy Holdings, Inc.	182,800	2,930,613
Shimano, Inc.	27,300	4,605,764
Yamaha Corp.	50,107	2,065,432

Total Leisure Products		17,283,035

Machinery - 5.2%
Amada Co. Ltd.	325,893	2,391,633
Anest Iwata Corp.	52,900	352,783
Bando Chemical Industries Ltd.	70,800	479,973
CKD Corp.	27,800	353,601
Daifuku Co. Ltd.	31,800	1,816,407
DMG Mori Co. Ltd.	39,000	482,279
Ebara Corp.	77,831	2,910,320
FANUC Corp.	106,389	16,633,192
Fujitec Co. Ltd.	67,500	1,493,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

Investments	Shares	Value
Glory Ltd.(a)	60,100	$906,001
Hino Motors Ltd.	198,300	1,017,372
Hitachi Zosen Corp.	79,700	501,003
Hokuetsu Industries Co. Ltd.	45,000	282,213
Hoshizaki Corp.(a)	44,038	1,311,205
IHI Corp.	48,700	1,301,248
Iwaki Co. Ltd.	22,900	156,931
Japan Steel Works Ltd.	22,600	490,411
Kawasaki Heavy Industries Ltd.	46,000	861,389
Kito Corp.	24,600	479,307
Komatsu Ltd.	572,706	12,680,429
Kubota Corp.	578,902	8,637,403
Kurita Water Industries Ltd.(a)	46,400	1,676,964
Makita Corp.	102,038	2,540,153
Meidensha Corp.	36,100	528,792
MINEBEA MITSUMI, Inc.	117,401	1,996,219
MISUMI Group, Inc.	64,100	1,349,424
Mitsubishi Heavy Industries Ltd.	397,619	13,887,617
Mitsubishi Logisnext Co. Ltd.	13,400	85,812
Mitsuboshi Belting Ltd.	43,900	912,544
Miura Co. Ltd.	43,700	862,710
Nabtesco Corp.(a)	71,400	1,666,026
NGK Insulators Ltd.	256,475	3,451,005
Nissei ASB Machine Co. Ltd.(a)	10,500	273,601
Nissei Plastic Industrial Co. Ltd.	15,800	102,577
Nitta Corp.	27,600	560,512
Nomura Micro Science Co. Ltd.(a)	4,600	119,863
Noritake Co. Ltd.	6,600	195,782
Obara Group, Inc.(a)	18,700	397,937
Organo Corp.	6,600	412,454
OSG Corp.	37,924	439,941
Sansei Technologies, Inc.	25,800	163,891
Shibaura Machine Co. Ltd.	24,100	468,500
SMC Corp.	17,451	7,767,561
Sodick Co. Ltd.	87,700	525,471
Star Micronics Co. Ltd.	50,900	608,080
Sumitomo Heavy Industries Ltd.(a)	118,637	2,615,419
Takeuchi Manufacturing Co. Ltd.	29,200	498,864
Teikoku Electric Manufacturing Co. Ltd.	22,000	258,290
Tocalo Co. Ltd.	67,400	611,712
Torishima Pump Manufacturing Co. Ltd.	40,500	381,881
Tsubaki Nakashima Co. Ltd.(a)	20,200	134,563
Tsubakimoto Chain Co.	35,900	802,006
Tsugami Corp.	35,900	298,077
YAMABIKO Corp.(a)	52,600	443,318
Yaskawa Electric Corp.	58,300	1,875,316
Yushin Precision Equipment Co. Ltd.	45,400	233,258

Total Machinery		104,684,284

Marine - 2.4%
Iino Kaiun Kaisha Ltd.	139,200	700,841
Mitsui OSK Lines Ltd.(a)	1,014,100	23,177,509
Nippon Yusen KK	353,900	24,148,195
NS United Kaiun Kaisha Ltd.	22,000	596,739

Total Marine		48,623,284

Media - 0.2%
Dentsu Group, Inc.(a)	158,400	4,751,242

Metals & Mining - 2.1%
Asahi Holdings, Inc.	99,300	1,557,604
Daido Steel Co. Ltd.	23,200	596,842
Daiki Aluminium Industry Co. Ltd.(a)	48,700	429,089
Dowa Holdings Co. Ltd.	35,700	1,183,825
JFE Holdings, Inc.	702,600	7,395,517
Kobe Steel Ltd.	295,600	1,342,499
Kyoei Steel Ltd.	59,900	609,339
Maruichi Steel Tube Ltd.	98,500	2,079,408
Mitsubishi Materials Corp.	128,700	1,839,722
Mitsui Mining & Smelting Co. Ltd.	39,300	917,015
Neturen Co. Ltd.	43,300	208,126
Nippon Steel Corp.	884,200	12,359,470
Nippon Yakin Kogyo Co. Ltd.(a)	21,110	328,642
Nittetsu Mining Co. Ltd.	6,700	252,998
Sanyo Special Steel Co. Ltd.	44,900	649,431
Sumitomo Metal Mining Co. Ltd.	326,300	10,207,758

Total Metals & Mining		41,957,285

Multiline Retail - 0.1%
Ryohin Keikaku Co. Ltd.	135,800	1,382,440

Oil, Gas & Consumable Fuels - 2.6%
ENEOS Holdings, Inc.	6,740,100	25,485,918
Idemitsu Kosan Co. Ltd.	482,600	11,616,076
Inpex Corp.	1,406,300	15,216,672
Nippon Coke & Engineering Co. Ltd.	512,200	437,343

Total Oil, Gas & Consumable Fuels		52,756,009

Paper & Forest Products - 0.3%
Daiken Corp.	28,800	388,367
Hokuetsu Corp.	133,500	687,866
Nippon Paper Industries Co. Ltd.	117,200	829,902
Oji Holdings Corp.	748,000	3,237,452

Total Paper & Forest Products		5,143,587

Personal Products - 0.8%
Kao Corp.	316,580	12,751,285
Rohto Pharmaceutical Co. Ltd.	36,600	1,056,067
Shiseido Co. Ltd.	59,122	2,370,015

Total Personal Products		16,177,367

Pharmaceuticals - 7.4%
Astellas Pharma, Inc.	1,288,504	20,059,519
Chugai Pharmaceutical Co. Ltd.	700,900	17,902,344
Kyowa Kirin Co. Ltd.	197,270	4,428,792
Nippon Shinyaku Co. Ltd.	21,900	1,329,911
Ono Pharmaceutical Co. Ltd.	357,000	9,150,005
Otsuka Holdings Co. Ltd.	356,500	12,643,016
Shionogi & Co. Ltd.	136,877	6,906,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

Investments	Shares	Value
Sumitomo Pharma Co. Ltd.	154,500	$1,240,731
Takeda Pharmaceutical Co. Ltd.	2,635,663	74,071,336
Towa Pharmaceutical Co. Ltd.	35,800	649,041

Total Pharmaceuticals		148,381,263

Professional Services - 0.3%
Outsourcing, Inc.	20,000	152,368
Persol Holdings Co. Ltd.	71,800	1,303,293
Recruit Holdings Co. Ltd.	143,600	4,222,752

Total Professional Services		5,678,413

Road & Rail - 0.4%
Alps Logistics Co. Ltd.	26,600	221,251
Hitachi Transport System Ltd.	41,200	2,595,944
Nippon Express Holdings, Inc.	77,100	4,182,599

Total Road & Rail		6,999,794

Semiconductors & Semiconductor Equipment - 3.4%
Advantest Corp.	116,300	6,214,994
Disco Corp.	25,300	5,996,540
Ferrotec Holdings Corp.(a)	15,500	293,217
Furuya Metal Co. Ltd.	2,300	144,581
Lasertec Corp.	11,500	1,367,083
Micronics Japan Co. Ltd.(a)	25,900	236,208
Mitsui High-Tec, Inc.(a)	5,700	353,274
Optorun Co. Ltd.	36,000	476,979
Rohm Co. Ltd.	43,500	3,029,038
SCREEN Holdings Co. Ltd.	13,160	888,279
Shibaura Mechatronics Corp.	5,100	362,261
Shinko Electric Industries Co. Ltd.	49,759	1,281,929
SUMCO Corp.	107,900	1,397,049
Tokyo Electron Ltd.	133,253	43,451,532
Tokyo Seimitsu Co. Ltd.	39,200	1,286,902
Ulvac, Inc.(a)	17,400	591,719
Yamaichi Electronics Co. Ltd.	35,700	444,099

Total Semiconductors & Semiconductor Equipment		67,815,684

Software - 0.3%
Cybernet Systems Co. Ltd.	67,400	396,894
Trend Micro, Inc.	99,408	4,843,995

Total Software		5,240,889

Specialty Retail - 0.7%
ABC-Mart, Inc.	71,600	3,162,195
Fast Retailing Co. Ltd.	20,400	10,673,380
IDOM, Inc.(a)	36,800	202,074
VT Holdings Co. Ltd.	172,900	613,432

Total Specialty Retail		14,651,081

Technology Hardware, Storage & Peripherals - 2.8%
Brother Industries Ltd.	223,943	3,931,427
Canon, Inc.	1,226,597	27,853,607
Eizo Corp.	17,200	477,303
FUJIFILM Holdings Corp.	266,295	14,265,909
Konica Minolta, Inc.	779,500	2,599,194
MCJ Co. Ltd.	70,700	456,918
Riso Kagaku Corp.	15,700	256,322
Roland DG Corp.	6,700	158,802
Seiko Epson Corp.	360,400	5,093,430
Toshiba TEC Corp.	15,200	485,576
Wacom Co. Ltd.	91,300	564,514

Total Technology Hardware, Storage & Peripherals		56,143,002

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.(a)	68,792	1,242,109
Kurabo Industries Ltd.	26,347	376,621
Onward Holdings Co. Ltd.	368,500	688,963
Seiko Holdings Corp.	27,700	590,884
Seiren Co. Ltd.(a)	35,810	532,188
Wacoal Holdings Corp.	44,300	699,122

Total Textiles, Apparel & Luxury Goods		4,129,887

Tobacco - 4.8%
Japan Tobacco, Inc.(a)	5,574,431	96,261,567

Trading Companies & Distributors - 8.0%
Alconix Corp.(a)	15,800	149,213
Chori Co. Ltd.	22,700	326,661
Hanwa Co. Ltd.	22,100	461,830
Inabata & Co. Ltd.	116,286	1,896,800
ITOCHU Corp.	1,975,194	53,314,463
Kokusai Pulp & Paper Co. Ltd.	75,100	260,367
Marubeni Corp.	2,065,378	18,608,242
Mitsubishi Corp.	1,619,100	48,112,375
Nagase & Co. Ltd.	99,400	1,363,819
Nippon Steel Trading Corp.	47,500	1,779,655
Sanyo Trading Co. Ltd.	42,700	306,762
Shinsho Corp.	11,800	336,572
Sojitz Corp.	237,604	3,359,738
Sumitomo Corp.	1,585,977	21,678,696
Toyota Tsusho Corp.	254,210	8,289,355

Total Trading Companies & Distributors		160,244,548

Transportation Infrastructure - 0.0%
Nissin Corp.	15,800	184,569

TOTAL COMMON STOCKS (Cost: $2,370,787,333)		1,995,965,808

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $36,168,664)	36,168,664	36,168,664

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $2,406,955,997)		2,032,134,472
Other Assets less Liabilities - (1.7)%		(34,038,911)

NET ASSETS - 100.0%		$1,998,095,561

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,911,714 and the total market value of the collateral held by the Fund was $61,144,646. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,975,982.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2022	68,676,573,213	JPY	505,521,212	USD	$19,829	$—
Bank of America NA	7/6/2022	489,847,496	USD	62,935,998,164	JPY	26,563,897	—
Bank of America NA	7/6/2022	6,392,790	USD	867,833,644	JPY	4,505	—
Bank of America NA	7/6/2022	51,142,316	USD	6,912,385,202	JPY	258,962	—
Bank of America NA	8/3/2022	505,631,616	USD	68,579,574,525	JPY	—	(40,483)
Barclays Bank PLC	7/6/2022	68,673,034,429	JPY	505,521,211	USD	—	(6,220)
Barclays Bank PLC	8/3/2022	505,631,616	USD	68,575,782,288	JPY	—	(12,521)
Citibank NA	7/6/2022	2,326,750,675	JPY	17,215,004	USD	—	(87,359)
Citibank NA	7/6/2022	9,589,184	USD	1,285,979,575	JPY	122,849	—
Goldman Sachs	7/6/2022	489,847,494	USD	62,935,214,151	JPY	26,569,666	—
JP Morgan Chase Bank NA	7/6/2022	68,672,984,013	JPY	505,521,212	USD	—	(6,592)
JP Morgan Chase Bank NA	7/6/2022	489,847,496	USD	62,933,842,835	JPY	26,579,762	—
JP Morgan Chase Bank NA	7/6/2022	12,785,579	USD	1,718,810,134	JPY	133,097	—
JP Morgan Chase Bank NA	7/6/2022	12,785,579	USD	1,693,521,537	JPY	319,252	—
JP Morgan Chase Bank NA	7/6/2022	9,589,184	USD	1,311,791,740	JPY	—	(67,159)
JP Morgan Chase Bank NA	8/3/2022	505,631,616	USD	68,575,681,162	JPY	—	(11,775)
UBS AG	7/6/2022	2,960,700,239	JPY	22,374,763	USD	—	(580,498)
UBS AG	7/6/2022	68,672,832,356	JPY	505,521,212	USD	—	(7,708)
UBS AG	7/6/2022	489,847,496	USD	62,933,793,850	JPY	26,580,123	—
UBS AG	8/3/2022	505,631,616	USD	68,575,327,219	JPY	—	(9,165)

						$107,151,942	$(829,480)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,995,965,808	$—	$—	$1,995,965,808
Investment of Cash Collateral for Securities Loaned	—	36,168,664	—	36,168,664

Total Investments in Securities	$1,995,965,808	$36,168,664	$—	$2,032,134,472

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$107,151,942	$—	$107,151,942
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(829,480)	$—	$(829,480)

Total - Net	$1,995,965,808	$142,491,126	$—	$2,138,456,934

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Air Freight & Logistics - 0.8%
AIT Corp.	2,000	$21,435
Kintetsu World Express, Inc.	3,500	107,431
Konoike Transport Co. Ltd.	2,100	19,616
Maruwa Unyu Kikan Co. Ltd.	1,800	17,741
Mitsui-Soko Holdings Co. Ltd.	1,400	29,699
SBS Holdings, Inc.	800	16,046

Total Air Freight & Logistics		211,968

Auto Components - 3.9%
Aisan Industry Co. Ltd.	5,100	26,766
Daikyonishikawa Corp.(a)	5,200	19,942
Eagle Industry Co. Ltd.	5,300	38,232
Exedy Corp.	3,100	39,271
FCC Co. Ltd.	2,100	20,837
FuKoKu Co. Ltd.(a)	3,100	22,271
Furukawa Battery Co. Ltd.	1,600	14,333
Futaba Industrial Co. Ltd.	3,500	9,893
G-Tekt Corp.	2,498	23,425
H-One Co. Ltd.	4,900	21,496
IJTT Co. Ltd.	2,500	9,643
KYB Corp.	1,700	38,729
Musashi Seimitsu Industry Co. Ltd.	3,000	30,717
NHK Spring Co. Ltd.	12,000	78,878
Nihon Tokushu Toryo Co. Ltd.	2,100	15,566
NOK Corp.	8,900	72,324
Pacific Industrial Co. Ltd.	3,100	23,937
Press Kogyo Co. Ltd.	8,600	25,258
Riken Corp.	800	13,779
Sanoh Industrial Co. Ltd.(a)	2,100	10,109
Shoei Co. Ltd.	900	35,177
Sumitomo Riko Co. Ltd.	3,200	13,874
Tachi-S Co. Ltd.	1,600	12,896
Taiho Kogyo Co. Ltd.(a)	1,500	7,375
Tokai Rika Co. Ltd.	6,225	67,815
Topre Corp.	1,600	11,718
Toyo Tire Corp.(a)	6,200	77,309
Toyoda Gosei Co. Ltd.	7,000	110,419
TPR Co. Ltd.	2,306	20,403
TS Tech Co. Ltd.	7,400	76,639
Yorozu Corp.(a)	1,500	9,782

Total Auto Components		998,813

Automobiles - 0.1%
Nissan Shatai Co. Ltd.	5,000	21,125

Banks - 9.0%
77 Bank Ltd.	5,300	70,807
Aichi Bank Ltd.	1,100	42,832
Akita Bank Ltd.	1,800	21,941
Aozora Bank Ltd.	10,300	199,927
Awa Bank Ltd.	1,400	20,827
Bank of Iwate Ltd.	1,300	19,215
Bank of Nagoya Ltd.	900	20,636
Bank of Saga Ltd.	3,000	32,483
Bank of the Ryukyus Ltd.	3,400	19,746
Chugoku Bank Ltd.	9,300	67,292
Daishi Hokuetsu Financial Group, Inc.	4,100	75,689
Ehime Bank Ltd.	2,900	19,190
FIDEA Holdings Co. Ltd.	2,000	18,932
Fukui Bank Ltd.	1,800	17,860
Gunma Bank Ltd.	28,200	79,501
Hachijuni Bank Ltd.	32,000	117,773
Hokkoku Financial Holdings, Inc.	1,300	44,113
Hokuhoku Financial Group, Inc.	9,900	61,067
Hyakugo Bank Ltd.	12,800	30,903
Hyakujushi Bank Ltd.	2,300	28,662
Iyo Bank Ltd.	15,600	76,476
Juroku Financial Group, Inc.	2,300	39,616
Keiyo Bank Ltd.	9,400	33,004
Kiyo Bank Ltd.	2,898	28,435
Kyushu Financial Group, Inc.	22,900	65,402
Mebuki Financial Group, Inc.	95,400	187,493
Miyazaki Bank Ltd.	1,500	23,098
Musashino Bank Ltd.	2,700	35,475
Nanto Bank Ltd.	2,200	32,225
Nishi-Nippon Financial Holdings, Inc.	12,800	70,664
North Pacific Bank Ltd.	26,700	43,827
Ogaki Kyoritsu Bank Ltd.	2,500	31,707
Oita Bank Ltd.	1,300	17,875
Okinawa Financial Group, Inc.	340	5,481
Procrea Holdings, Inc.	900	12,885
San ju San Financial Group, Inc.	2,700	27,705
San-In Godo Bank Ltd.	11,000	52,953
Senshu Ikeda Holdings, Inc.	22,600	33,271
Seven Bank Ltd.	90,400	172,343
Shiga Bank Ltd.	1,700	34,599
Shikoku Bank Ltd.	4,400	27,335
Suruga Bank Ltd.	4,500	12,156
Toho Bank Ltd.	13,000	19,904
Tokyo Kiraboshi Financial Group, Inc.	2,300	38,278
TOMONY Holdings, Inc.	8,100	18,602
Towa Bank Ltd.	4,800	18,196
Yamagata Bank Ltd.	2,300	15,220
Yamaguchi Financial Group, Inc.	17,100	93,647
Yamanashi Chuo Bank Ltd.	3,100	25,922

Total Banks		2,303,190

Beverages - 0.3%
Sapporo Holdings Ltd.	2,300	50,959
Takara Holdings, Inc.	4,400	32,549

Total Beverages		83,508

Biotechnology - 0.0%
Pharma Foods International Co. Ltd.(a)	400	4,149

Building Products - 1.2%
Bunka Shutter Co. Ltd.	7,600	55,830
Central Glass Co. Ltd.	2,400	54,499
Nichias Corp.	3,700	61,442
Nichiha Corp.	1,500	29,149
Noritz Corp.(a)	2,200	23,432
Shin Nippon Air Technologies Co. Ltd.	1,200	16,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Sinko Industries Ltd.	1,300	$15,636
Takara Standard Co. Ltd.	2,917	26,839
Takasago Thermal Engineering Co. Ltd.	2,800	33,203

Total Building Products		316,283

Capital Markets - 2.1%
GMO Financial Holdings, Inc.(a)	12,400	70,920
Ichiyoshi Securities Co. Ltd.(a)	6,400	30,574
IwaiCosmo Holdings, Inc.(a)	6,200	57,274
Kyokuto Securities Co. Ltd.	6,000	30,474
Marusan Securities Co. Ltd.(a)	6,500	23,396
Matsui Securities Co. Ltd.	19,800	117,324
Mito Securities Co. Ltd.(a)	13,500	25,836
Monex Group, Inc.(a)	6,665	20,703
Morningstar Japan KK	7,099	26,702
Okasan Securities Group, Inc.	17,800	44,285
Sparx Group Co. Ltd.(a)	14,000	27,309
Tokai Tokyo Financial Holdings, Inc.	22,000	59,917

Total Capital Markets		534,714

Chemicals - 9.0%
ADEKA Corp.	6,000	103,478
Aica Kogyo Co. Ltd.	3,100	64,622
Arakawa Chemical Industries Ltd.(a)	2,100	15,319
Asahi Yukizai Corp.	1,300	19,119
Chugoku Marine Paints Ltd.	4,000	25,939
CI Takiron Corp.	6,300	24,995
Daicel Corp.	18,100	111,780
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	12,859
DIC Corp.(a)	5,900	104,446
DKS Co. Ltd.	600	9,456
Fujimi, Inc.	1,500	62,824
Fujimori Kogyo Co. Ltd.	700	17,905
Fuso Chemical Co. Ltd.	500	13,065
Ishihara Sangyo Kaisha Ltd.	1,000	7,361
JCU Corp.	600	14,950
JSP Corp.	2,017	20,711
Kaneka Corp.	4,248	104,437
KeePer Technical Laboratory Co. Ltd.(a)	500	12,992
KH Neochem Co. Ltd.	1,200	21,968
Koatsu Gas Kogyo Co. Ltd.	3,100	15,060
Konishi Co. Ltd.	1,700	19,321
Kumiai Chemical Industry Co. Ltd.	3,394	27,606
Kureha Corp.	900	63,399
Kyowa Leather Cloth Co. Ltd.(a)	3,300	13,749
Lintec Corp.	6,300	106,612
MEC Co. Ltd.	400	6,548
Nihon Nohyaku Co. Ltd.	4,200	21,455
Nihon Parkerizing Co. Ltd.	5,000	32,792
Nippon Chemical Industrial Co. Ltd.(a)	500	7,122
Nippon Kayaku Co. Ltd.	10,600	85,671
Nippon Pillar Packing Co. Ltd.	1,500	29,988
Nippon Shokubai Co. Ltd.	1,500	57,966
Nippon Soda Co. Ltd.	1,800	57,834
Okamoto Industries, Inc.(a)	800	22,406
Okura Industrial Co. Ltd.	1,000	12,528
Osaka Organic Chemical Industry Ltd.(a)	600	9,769
Osaka Soda Co. Ltd.	1,077	25,368
Riken Technos Corp.	6,300	19,940
Sakata INX Corp.(a)	2,700	18,165
Sanyo Chemical Industries Ltd.	1,300	45,501
Sekisui Kasei Co. Ltd.(a)	4,900	14,716
Shikoku Chemicals Corp.	2,000	18,270
Shin-Etsu Polymer Co. Ltd.	2,700	23,471
Stella Chemifa Corp.	800	14,050
Sumitomo Bakelite Co. Ltd.	2,600	77,796
Sumitomo Seika Chemicals Co. Ltd.	900	19,132
T Hasegawa Co. Ltd.	1,300	26,401
Taiyo Holdings Co. Ltd.	2,600	54,486
Takasago International Corp.(a)	1,000	17,916
Tayca Corp.(a)	1,600	14,192
Teijin Ltd.	11,600	120,649
Tokai Carbon Co. Ltd.(a)	7,200	54,800
Tokuyama Corp.	4,700	59,712
Tokyo Ohka Kogyo Co. Ltd.(a)	1,500	73,313
Toyo Ink SC Holdings Co. Ltd.(a)	4,900	68,601
Toyobo Co. Ltd.	5,500	40,565
UBE Corp.	7,880	116,992
Valqua Ltd.	1,500	28,254

Total Chemicals		2,310,342

Commercial Services & Supplies - 1.5%
Aeon Delight Co. Ltd.	3,300	72,070
Daiseki Co. Ltd.	740	23,095
Itoki Corp.(a)	5,100	13,702
Japan Elevator Service Holdings Co. Ltd.	800	8,315
King Jim Co. Ltd.(a)	5,200	33,530
Matsuda Sangyo Co. Ltd.	800	11,813
Nippon Air Conditioning Services Co. Ltd.	4,900	28,602
Nippon Kanzai Co. Ltd.	1,900	36,278
Nippon Parking Development Co. Ltd.	18,300	22,899
Okamura Corp.	6,300	56,204
Pilot Corp.(a)	900	32,031
Sato Holdings Corp.	1,600	21,976
Studio Alice Co. Ltd.	1,200	21,005

Total Commercial Services & Supplies		381,520

Communications Equipment - 0.1%
Uniden Holdings Corp.	1,100	33,197

Construction & Engineering - 7.8%
Asanuma Corp.	1,100	43,399
Dai-Dan Co. Ltd.	1,200	18,664
Daiho Corp.	800	27,117
EXEO Group, Inc.	6,800	106,263
Fudo Tetra Corp.	1,500	17,026
Hazama Ando Corp.	11,600	71,980
INFRONEER Holdings, Inc.	12,968	92,114
JDC Corp.(a)	5,500	21,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Kandenko Co. Ltd.	8,900	$55,422
Kumagai Gumi Co. Ltd.	3,400	68,848
Kyudenko Corp.	2,900	58,574
Meisei Industrial Co. Ltd.	4,500	23,319
Mirait Holdings Corp.	5,244	61,644
Nippon Densetsu Kogyo Co. Ltd.	1,800	23,293
Nishimatsu Construction Co. Ltd.	7,900	236,381
Nittoc Construction Co. Ltd.	5,800	34,965
Okumura Corp.	3,600	79,894
Penta-Ocean Construction Co. Ltd.	14,000	75,433
PS Mitsubishi Construction Co. Ltd.	3,900	17,626
Raito Kogyo Co. Ltd.	3,400	46,450
Raiznext Corp.	3,900	32,841
Sanki Engineering Co. Ltd.	5,200	58,792
Seikitokyu Kogyo Co. Ltd.	5,400	32,315
Shinnihon Corp.	2,700	14,051
SHO-BOND Holdings Co. Ltd.	3,100	136,226
Sumitomo Densetsu Co. Ltd.	2,100	40,097
Sumitomo Mitsui Construction Co. Ltd.	10,340	35,163
Taihei Dengyo Kaisha Ltd.	1,400	30,410
Taikisha Ltd.	1,500	35,111
Takamatsu Construction Group Co. Ltd.	2,000	30,371
Tekken Corp.	1,900	25,090
Tess Holdings Co. Ltd.	100	869
Toa Corp.	1,100	20,121
Toda Corp.	21,400	113,415
Tokyo Energy & Systems, Inc.	1,800	12,825
Tokyu Construction Co. Ltd.	5,900	27,664
Totetsu Kogyo Co. Ltd.	1,900	33,887
Toyo Construction Co. Ltd.	8,100	53,004
Yahagi Construction Co. Ltd.	3,100	17,251
Yokogawa Bridge Holdings Corp.	2,700	38,814
Yurtec Corp.	3,900	21,186

Total Construction & Engineering		1,989,048

Construction Materials - 0.9%
Krosaki Harima Corp.	900	28,420
Mitani Sekisan Co. Ltd.(a)	300	9,496
Shinagawa Refractories Co. Ltd.	1,000	26,241
Sumitomo Osaka Cement Co. Ltd.	2,300	56,969
Taiheiyo Cement Corp.	5,900	87,943
Vertex Corp.	1,800	15,157
Yotai Refractories Co. Ltd.	1,800	18,483

Total Construction Materials		242,709

Consumer Finance - 1.3%
AEON Financial Service Co. Ltd.	9,500	89,367
Credit Saison Co. Ltd.	10,300	118,197
Jaccs Co. Ltd.	2,300	56,800
Orient Corp.	62,300	58,698
Premium Group Co. Ltd.	500	14,335

Total Consumer Finance		337,397

Containers & Packaging - 1.1%
Fuji Seal International, Inc.	1,300	14,105
Pack Corp.(a)	800	13,226
Rengo Co. Ltd.	13,381	72,492
Tomoku Co. Ltd.	1,000	11,041
Toyo Seikan Group Holdings Ltd.	15,800	165,030

Total Containers & Packaging		275,894

Distributors - 0.5%
Arata Corp.	700	20,121
Doshisha Co. Ltd.	2,400	27,753
Happinet Corp.	2,500	29,259
PALTAC Corp.	1,500	46,373
Yamae Group Holdings Co. Ltd.	1,500	14,122

Total Distributors		137,628

Diversified Consumer Services - 0.5%
Asante, Inc.(a)	2,200	24,129
Benesse Holdings, Inc.	3,100	50,132
Riso Kyoiku Co. Ltd.	4,900	11,506
Tokyo Individualized Educational Institute, Inc.	7,500	34,448

Total Diversified Consumer Services		120,215

Diversified Financial Services - 1.2%
eGuarantee, Inc.	600	9,478
Financial Products Group Co. Ltd.	3,600	24,008
Fuyo General Lease Co. Ltd.	1,900	107,688
Japan Securities Finance Co. Ltd.(a)	5,200	32,650
Mizuho Leasing Co. Ltd.	2,900	66,280
NEC Capital Solutions Ltd.	1,200	18,010
Ricoh Leasing Co. Ltd.	2,300	59,170

Total Diversified Financial Services		317,284

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	4,500	40,477
Usen-Next Holdings Co. Ltd.(a)	500	7,140

Total Diversified Telecommunication Services		47,617

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.	16,600	60,483
Okinawa Electric Power Co., Inc.	4,183	40,397
Shikoku Electric Power Co., Inc.	13,900	80,931

Total Electric Utilities		181,811

Electrical Equipment - 1.6%
Daihen Corp.	1,400	43,178
Furukawa Electric Co. Ltd.	2,426	39,786
GS Yuasa Corp.	3,100	48,443
Idec Corp.	1,100	22,639
Mabuchi Motor Co. Ltd.(a)	800	20,581
Nippon Carbon Co. Ltd.	900	26,433
Nippon Seisen Co. Ltd.	700	21,718
Nissin Electric Co. Ltd.	6,600	74,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Nitto Kogyo Corp.	2,700	$46,645
Sanyo Denki Co. Ltd.	300	11,527
Sinfonia Technology Co. Ltd.	1,500	14,773
SWCC Showa Holdings Co. Ltd.	600	7,526
Takaoka Toko Co. Ltd.	1,400	17,457
Tatsuta Electric Wire and Cable Co. Ltd.(a)	4,400	14,866

Total Electrical Equipment		409,755

Electronic Equipment, Instruments & Components - 5.0%
A&D HOLON Holdings Co. Ltd.	1,500	9,959
Ai Holdings Corp.	1,900	21,678
Amano Corp.	3,200	55,235
Anritsu Corp.(a)	5,600	60,512
Canon Electronics, Inc.(a)	2,300	25,886
Citizen Watch Co. Ltd.	11,800	47,945
CONEXIO Corp.(a)	2,500	24,438
Daiwabo Holdings Co. Ltd.	7,900	102,868
Dexerials Corp.	3,900	103,776
Elematec Corp.	2,558	23,687
ESPEC Corp.	1,200	15,255
Furuno Electric Co. Ltd.(a)	3,600	26,764
Hakuto Co. Ltd.	1,700	31,671
Hioki EE Corp.(a)	500	23,371
I-PEX, Inc.(a)	700	6,554
Innotech Corp.	2,800	26,834
Iriso Electronics Co. Ltd.	700	16,565
Japan Aviation Electronics Industry Ltd.	2,700	40,603
Kaga Electronics Co. Ltd.	1,500	33,455
Koa Corp.	1,100	13,093
Kyosan Electric Manufacturing Co. Ltd.	4,300	13,673
Macnica Fuji Electronics Holdings, Inc.	4,000	76,994
Maruwa Co. Ltd.	100	11,402
Meiko Electronics Co. Ltd.	500	11,704
Nichicon Corp.	3,200	29,655
Nippon Ceramic Co. Ltd.(a)	800	12,036
Nippon Electric Glass Co. Ltd.(a)	6,200	118,519
Nippon Signal Co. Ltd.(a)	3,500	25,325
Nissha Co. Ltd.	1,300	14,076
Nohmi Bosai Ltd.	1,766	24,100
Optex Group Co. Ltd.(a)	1,500	22,303
Restar Holdings Corp.	2,000	28,074
Riken Keiki Co. Ltd.	500	13,231
Ryoden Corp.	1,600	18,667
Ryosan Co. Ltd.	1,100	17,748
Sanshin Electronics Co. Ltd.	1,700	19,208
Siix Corp.(a)	1,800	12,600
Tachibana Eletech Co. Ltd.	1,600	17,913
Tokyo Electron Device Ltd.	600	22,612
Topcon Corp.	2,000	26,028
V Technology Co. Ltd.(a)	500	10,279
Yokowo Co. Ltd.(a)	700	10,728

Total Electronic Equipment, Instruments & Components		1,267,024

Energy Equipment & Services - 0.2%
Modec, Inc.*	2,000	17,224
Toyo Kanetsu KK	1,500	29,237

Total Energy Equipment & Services		46,461

Entertainment - 0.8%
Akatsuki, Inc.(a)	700	14,020
Avex, Inc.	9,500	94,262
Daiichikosho Co. Ltd.	2,500	72,688
Marvelous, Inc.	5,100	25,227

Total Entertainment		206,197

Food & Staples Retailing - 2.1%
Aeon Hokkaido Corp.(a)	2,700	21,583
Ain Holdings, Inc.	500	26,683
Arcs Co. Ltd.	2,700	39,768
Axial Retailing, Inc.	900	20,669
Belc Co. Ltd.	600	22,833
Cawachi Ltd.	1,100	17,352
Create SD Holdings Co. Ltd.(a)	1,500	33,024
Fuji Co. Ltd.(a)	800	12,460
G-7 Holdings, Inc.(a)	2,300	24,294
Heiwado Co. Ltd.	2,100	30,869
Kato Sangyo Co. Ltd.	1,500	35,939
Life Corp.(a)	1,100	20,963
Mitsubishi Shokuhin Co. Ltd.	1,500	42,012
Okuwa Co. Ltd.(a)	2,500	15,550
Qol Holdings Co. Ltd.	1,200	12,463
Retail Partners Co. Ltd.(a)	1,500	12,587
San-A Co. Ltd.	800	24,143
United Super Markets Holdings, Inc.	3,600	28,274
Valor Holdings Co. Ltd.	2,000	26,867
Yaoko Co. Ltd.	800	35,862
Yokorei Co. Ltd.	3,700	23,967

Total Food & Staples Retailing		528,162

Food Products - 3.5%
Ariake Japan Co. Ltd.	700	28,751
Ezaki Glico Co. Ltd.(a)	2,000	57,782
Fuji Oil Holdings, Inc.	2,751	43,374
Fujicco Co. Ltd.	1,600	23,484
Hokuto Corp.	2,800	39,840
Itoham Yonekyu Holdings, Inc.	22,200	112,916
J-Oil Mills, Inc.(a)	2,000	23,672
Kagome Co. Ltd.	2,500	60,911
Kameda Seika Co. Ltd.	500	17,758
Kyokuyo Co. Ltd.	900	22,888
Maruha Nichiro Corp.	1,300	24,439
Megmilk Snow Brand Co. Ltd.	2,500	33,381
Mitsui DM Sugar Holdings Co. Ltd.	1,700	23,850
Morinaga & Co. Ltd.	2,100	67,241
Nippn Corp.	3,100	37,240
Nippon Suisan Kaisha Ltd.	7,800	32,898
Nisshin Oillio Group Ltd.	1,700	39,229
Prima Meat Packers Ltd.	1,900	31,845
Riken Vitamin Co. Ltd.	1,800	22,524
S Foods, Inc.	1,100	25,222
Sakata Seed Corp.	1,400	47,146
Showa Sangyo Co. Ltd.	1,500	28,067
Starzen Co. Ltd.	1,600	23,437
Warabeya Nichiyo Holdings Co. Ltd.	900	11,719
Yukiguni Maitake Co. Ltd.	2,100	13,912

Total Food Products		893,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Gas Utilities - 0.7%
Hokkaido Gas Co. Ltd.	1,900	$23,454
Nippon Gas Co. Ltd.	7,000	99,135
Saibu Gas Holdings Co. Ltd.	1,800	25,001
Shizuoka Gas Co. Ltd.(a)	3,000	20,073

Total Gas Utilities		167,663

Health Care Equipment & Supplies - 1.1%
Eiken Chemical Co. Ltd.	1,900	24,950
Hogy Medical Co. Ltd.	1,300	28,803
Japan Lifeline Co. Ltd.	3,200	21,529
Mani, Inc.	2,100	20,389
Mizuho Medy Co. Ltd.(a)	500	9,370
Nagaileben Co. Ltd.	1,900	26,460
Nakanishi, Inc.	2,700	47,559
Nipro Corp.	7,623	59,871
Paramount Bed Holdings Co. Ltd.	2,606	42,239

Total Health Care Equipment & Supplies		281,170

Health Care Providers & Services - 1.3%
BML, Inc.	2,300	59,678
Falco Holdings Co. Ltd.	1,600	24,061
France Bed Holdings Co. Ltd.	3,700	24,702
H.U. Group Holdings, Inc.	7,300	158,461
Ship Healthcare Holdings, Inc.	2,318	41,171
Solasto Corp.	2,300	12,342
Tokai Corp.	1,100	13,481

Total Health Care Providers & Services		333,896

Hotels, Restaurants & Leisure - 2.1%
Aeon Fantasy Co. Ltd.(a)	800	15,805
Arcland Service Holdings Co. Ltd.(a)	900	13,905
Doutor Nichires Holdings Co. Ltd.	1,300	14,736
Heiwa Corp.	7,100	105,203
Hiday Hidaka Corp.	1,222	18,557
Ichibanya Co. Ltd.	1,300	45,022
KFC Holdings Japan Ltd.	1,100	23,019
KOMEDA Holdings Co. Ltd.	2,700	45,730
Kura Sushi, Inc.(a)	300	6,989
Monogatari Corp.	200	8,627
MOS Food Services, Inc.	700	16,076
Ohsho Food Service Corp.	1,000	51,452
Plenus Co. Ltd.	3,500	51,397
Resorttrust, Inc.	3,600	58,827
Round One Corp.	2,400	26,976
Saizeriya Co. Ltd.	500	9,893
Tokyotokeiba Co. Ltd.(a)	600	17,335

Total Hotels, Restaurants & Leisure		529,549

Household Durables - 1.9%
Cleanup Corp.	4,500	18,980
ES-Con Japan Ltd.(a)	10,300	57,999
FJ Next Holdings Co. Ltd.	5,600	44,106
Fuji Corp. Ltd.(a)	4,200	20,249
Fujitsu General Ltd.	2,200	43,545
Hoosiers Holdings Co. Ltd.	3,900	23,023
JVCKenwood Corp.	10,900	14,201
Ki-Star Real Estate Co. Ltd.	1,500	51,894
LEC, Inc.	2,800	13,190
Pressance Corp.	1,817	20,196
Sanei Architecture Planning Co. Ltd.	1,500	18,141
Sangetsu Corp.	5,200	59,634
Tama Home Co. Ltd.(a)	3,500	63,119
Tamron Co. Ltd.(a)	900	16,654
Zojirushi Corp.(a)	2,100	21,347

Total Household Durables		486,278

Household Products - 0.4%
Earth Corp.	600	22,965
Pigeon Corp.(a)	5,900	80,821
Transaction Co. Ltd.(a)	1,000	8,259

Total Household Products		112,045

Independent Power & Renewable Electricity Producers - 1.1%
Electric Power Development Co. Ltd.	15,500	256,023
eRex Co. Ltd.	900	14,568
West Holdings Corp.(a)	600	16,120

Total Independent Power & Renewable Electricity Producers		286,711

Industrial Conglomerates - 0.6%
Nisshinbo Holdings, Inc.(a)	9,500	71,396
Noritsu Koki Co. Ltd.(a)	500	8,457
TOKAI Holdings Corp.	12,600	82,266

Total Industrial Conglomerates		162,119

Insurance - 0.1%
Advance Create Co. Ltd.	2,100	14,530

Interactive Media & Services - 0.2%
Dip Corp.	1,400	38,696

Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	2,700	32,156
Aucnet, Inc.(a)	1,000	15,156
Belluna Co. Ltd.(a)	3,400	18,645
Scroll Corp.(a)	4,300	28,803

Total Internet & Direct Marketing Retail		94,760

IT Services - 3.2%
Bell System24 Holdings, Inc.	3,700	37,720
BIPROGY, Inc.	4,500	89,434
Comture Corp.(a)	500	9,720
Digital Garage, Inc.	500	13,507
DTS Corp.	2,500	55,482
Future Corp.(a)	2,400	24,591
GMO GlobalSign Holdings KK	200	7,265
GMO Internet, Inc.	3,500	59,924
Ines Corp.	1,300	15,540
Infocom Corp.	1,500	22,447
Infomart Corp.	700	1,932
Information Services International-Dentsu Ltd.	1,400	41,375
JBCC Holdings, Inc.	1,500	17,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Kanematsu Electronics Ltd.	2,000	$59,328
Mitsubishi Research Institute, Inc.	800	24,261
NEC Networks & System Integration Corp.	4,600	62,099
NET One Systems Co. Ltd.	2,800	61,831
NSD Co. Ltd.	3,200	55,706
Relia, Inc.	4,100	32,292
SB Technology Corp.	700	11,181
TDC Soft, Inc.(a)	1,400	10,934
TKC Corp.	1,700	41,169
Transcosmos, Inc.	1,700	43,609
Uchida Yoko Co. Ltd.	300	11,085

Total IT Services		809,899

Leisure Products - 1.2%
Daikoku Denki Co. Ltd.	1,400	12,747
Furyu Corp.	1,200	9,964
GLOBERIDE, Inc.	300	4,699
Mizuno Corp.	900	15,508
Roland Corp.	2,200	65,342
Sankyo Co. Ltd.	5,600	169,210
Tomy Co. Ltd.	3,100	31,102

Total Leisure Products		308,572

Machinery - 4.4%
Aichi Corp.	5,200	32,841
Aida Engineering Ltd.	2,000	13,382
Alinco, Inc.	2,800	17,642
Bando Chemical Industries Ltd.	5,000	33,896
CKD Corp.	1,500	19,079
DMG Mori Co. Ltd.	1,900	23,496
Ebara Jitsugyo Co. Ltd.	800	12,996
Fujitec Co. Ltd.	3,600	79,629
Fukushima Galilei Co. Ltd.	500	12,697
Furukawa Co. Ltd.	2,600	22,927
Giken Ltd.	700	15,870
Glory Ltd.(a)	2,700	40,702
Hitachi Zosen Corp.	3,135	19,707
Japan Steel Works Ltd.	1,403	30,445
Kito Corp.	1,300	25,329
Kitz Corp.	2,500	11,648
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,000	21,155
Meidensha Corp.	1,600	23,437
METAWATER Co. Ltd.	1,700	25,177
Mitsubishi Logisnext Co. Ltd.	900	5,764
Mitsuboshi Belting Ltd.	1,500	31,180
Morita Holdings Corp.	2,400	23,319
Nachi-Fujikoshi Corp.	600	15,325
Nikko Co. Ltd.	8,300	37,818
Nippon Thompson Co. Ltd.	2,100	7,976
Nissei ASB Machine Co. Ltd.(a)	600	15,634
Nitta Corp.	1,300	26,401
Nomura Micro Science Co. Ltd.	200	5,211
Noritake Co. Ltd.	500	14,832
Obara Group, Inc.(a)	1,500	31,920
Oiles Corp.	1,800	20,219
OKUMA Corp.	500	18,696
Organo Corp.	300	18,748
OSG Corp.	2,200	25,521
Shibaura Machine Co. Ltd.	1,300	25,272
Shibuya Corp.	900	15,522
Shinmaywa Industries Ltd.	4,400	34,979
Sodick Co. Ltd.	3,000	17,975
Star Micronics Co. Ltd.	2,700	32,256
Takeuchi Manufacturing Co. Ltd.	1,400	23,918
Teikoku Electric Manufacturing Co. Ltd.	1,600	18,785
Tocalo Co. Ltd.	2,700	24,505
Torishima Pump Manufacturing Co. Ltd.	2,700	25,459
Tsubaki Nakashima Co. Ltd.(a)	1,800	11,991
Tsubakimoto Chain Co.	1,600	35,744
Tsugami Corp.	1,500	12,454
Union Tool Co.	600	14,221
YAMABIKO Corp.(a)	2,200	18,542
Yushin Precision Equipment Co. Ltd.	4,400	22,606

Total Machinery		1,114,848

Marine - 0.4%
Iino Kaiun Kaisha Ltd.	8,300	41,789
Japan Transcity Corp.(a)	3,400	12,313
NS United Kaiun Kaisha Ltd.(a)	1,300	35,262

Total Marine		89,364

Media - 0.8%
Carta Holdings, Inc.(a)	1,400	18,662
Digital Holdings, Inc.(a)	900	8,089
Intage Holdings, Inc.	1,800	16,906
Proto Corp.	1,400	10,490
SKY Perfect JSAT Holdings, Inc.	21,500	85,459
TV Tokyo Holdings Corp.	1,400	20,095
ValueCommerce Co. Ltd.	600	13,846
Wowow, Inc.	1,600	17,713
Zenrin Co. Ltd.	3,200	21,741

Total Media		213,001

Metals & Mining - 3.5%
Aichi Steel Corp.	900	13,806
Asahi Holdings, Inc.	5,800	90,978
Daido Steel Co. Ltd.	1,400	36,016
Daiki Aluminium Industry Co. Ltd.(a)	2,500	22,027
Dowa Holdings Co. Ltd.	2,200	72,953
Hakudo Co. Ltd.	900	15,350
Kobe Steel Ltd.	16,600	75,391
Kurimoto Ltd.	1,400	16,993
Kyoei Steel Ltd.	3,200	32,553
Maruichi Steel Tube Ltd.	5,600	118,220
Mitsubishi Materials Corp.	7,100	101,492
Mitsui Mining & Smelting Co. Ltd.	2,700	63,001
Neturen Co. Ltd.	2,800	13,459
Nippon Denko Co. Ltd.	8,600	21,966
Nippon Light Metal Holdings Co. Ltd.	5,400	59,384
Nippon Yakin Kogyo Co. Ltd.	900	14,011
Nittetsu Mining Co. Ltd.	300	11,328
Sanyo Special Steel Co. Ltd.	3,100	44,838
Toho Titanium Co. Ltd.(a)	1,000	16,267
Toho Zinc Co. Ltd.(a)	300	4,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	3,000	$33,035
Tokyo Tekko Co. Ltd.(a)	1,800	16,270

Total Metals & Mining		894,081

Multiline Retail - 1.5%
H2O Retailing Corp.	5,800	44,870
Izumi Co. Ltd.	3,200	71,959
J. Front Retailing Co. Ltd.	14,600	124,662
Mr. Max Holdings Ltd.	4,400	20,437
Seria Co. Ltd.	2,000	35,479
Takashimaya Co. Ltd.	7,500	73,424

Total Multiline Retail		370,831

Oil, Gas & Consumable Fuels - 1.2%
Cosmo Energy Holdings Co. Ltd.	6,600	182,665
Itochu Enex Co. Ltd.	9,500	73,703
Nippon Coke & Engineering Co. Ltd.(a)	20,700	17,675
Sala Corp.	4,300	22,314
San-Ai Obbli Co. Ltd.	2,800	19,848

Total Oil, Gas & Consumable Fuels		316,205

Paper & Forest Products - 0.4%
Daiken Corp.	1,500	20,227
Hokuetsu Corp.	8,500	43,797
Nippon Paper Industries Co. Ltd.	6,100	43,195

Total Paper & Forest Products		107,219

Personal Products - 0.4%
Milbon Co. Ltd.	500	17,537
Noevir Holdings Co. Ltd.	2,200	93,276

Total Personal Products		110,813

Pharmaceuticals - 1.4%
Astena Holdings Co. Ltd.	3,400	11,162
Kaken Pharmaceutical Co. Ltd.	2,500	70,204
KYORIN Holdings, Inc.	4,000	52,232
Mochida Pharmaceutical Co. Ltd.	2,000	48,066
Sawai Group Holdings Co. Ltd.	2,100	63,608
Seikagaku Corp.	2,500	15,016
Towa Pharmaceutical Co. Ltd.	1,700	30,821
Tsumura & Co.	2,300	51,551
ZERIA Pharmaceutical Co. Ltd.	1,600	25,262

Total Pharmaceuticals		367,922

Professional Services - 1.2%
Altech Corp.	1,450	18,988
en Japan, Inc.	500	6,522
Forum Engineering, Inc.	3,000	20,448
FULLCAST Holdings Co. Ltd.	900	14,395
Funai Soken Holdings, Inc.(a)	1,340	21,275
IR Japan Holdings Ltd.	100	1,496
JAC Recruitment Co. Ltd.	3,300	42,217
LIKE, Inc.	900	15,290
Link and Motivation, Inc.(a)	1,000	3,511
Meitec Corp.	4,100	66,002
Nomura Co. Ltd.	3,900	26,698
Outsourcing, Inc.	900	6,857
Pasona Group, Inc.(a)	800	11,071
Tanseisha Co. Ltd.(a)	3,000	18,019
UT Group Co. Ltd.	500	8,226
World Holdings Co. Ltd.(a)	900	14,654
YAMADA Consulting Group Co. Ltd.(a)	1,300	10,497

Total Professional Services		306,166

Real Estate Management & Development - 1.7%
Aoyama Zaisan Networks Co. Ltd.(a)	1,700	12,626
CRE, Inc.	900	11,176
Dear Life Co. Ltd.	5,800	24,463
Goldcrest Co. Ltd.	2,300	29,136
Heiwa Real Estate Co. Ltd.	1,600	45,814
Ichigo, Inc.	17,700	40,780
Katitas Co. Ltd.	1,100	23,659
Keihanshin Building Co. Ltd.	2,100	20,296
SAMTY Co. Ltd.	4,400	65,293
Shinoken Group Co. Ltd.	3,400	24,451
Starts Corp., Inc.	2,100	43,080
Sun Frontier Fudousan Co. Ltd.	7,300	60,074
Takara Leben Co. Ltd.	9,800	25,969
Tosei Corp.	1,400	12,984

Total Real Estate Management & Development		439,801

Road & Rail - 1.2%
Alps Logistics Co. Ltd.	1,800	14,972
Fukuyama Transporting Co. Ltd.	900	20,404
Hamakyorex Co. Ltd.	700	14,767
Maruzen Showa Unyu Co. Ltd.	800	17,990
Nankai Electric Railway Co. Ltd.	1,900	37,593
Nikkon Holdings Co. Ltd.	3,000	47,499
Nishi-Nippon Railroad Co. Ltd.	1,100	23,489
Sakai Moving Service Co. Ltd.(a)	400	13,367
Seino Holdings Co. Ltd.	5,900	47,164
Senko Group Holdings Co. Ltd.	10,100	65,274

Total Road & Rail		302,519

Semiconductors & Semiconductor Equipment - 1.1%
Ferrotec Holdings Corp.(a)	700	13,242
Furuya Metal Co. Ltd.	200	12,572
Japan Material Co. Ltd.	1,900	27,090
MegaChips Corp.	500	11,612
Micronics Japan Co. Ltd.(a)	1,000	9,120
Mimasu Semiconductor Industry Co. Ltd.	700	10,841
Mitsui High-Tec, Inc.(a)	300	18,593
Optorun Co. Ltd.	1,500	19,874
Shibaura Mechatronics Corp.	200	14,206
Tokyo Seimitsu Co. Ltd.	2,300	75,507
Ulvac, Inc.(a)	1,600	54,411
Yamaichi Electronics Co. Ltd.	1,700	21,148

Total Semiconductors & Semiconductor Equipment		288,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

Investments	Shares	Value
Software - 0.9%
Broadleaf Co. Ltd.(a)	4,200	$13,695
Computer Engineering & Consulting Ltd.	2,200	18,526
Cresco Ltd.	1,200	16,606
Cybernet Systems Co. Ltd.(a)	2,800	16,488
Digital Arts, Inc.	200	8,612
Fuji Soft, Inc.	500	28,560
Fukui Computer Holdings, Inc.	400	10,055
Miroku Jyoho Service Co. Ltd.	1,300	11,387
Scala, Inc.(a)	3,300	17,514
SRA Holdings	2,500	51,010
Systena Corp.	9,600	27,841
UNITED, Inc.(a)	900	10,262
WingArc1st, Inc.	800	9,175

Total Software		239,731

Specialty Retail - 3.6%
Adastria Co. Ltd.	2,022	33,324
Alleanza Holdings Co. Ltd.(a)	2,500	18,917
Alpen Co. Ltd.(a)	1,200	17,851
Arcland Sakamoto Co. Ltd.	1,100	12,218
Asahi Co. Ltd.	1,700	15,980
Autobacs Seven Co. Ltd.	9,000	92,614
Bic Camera, Inc.(a)	4,400	37,958
Chiyoda Co. Ltd.	3,500	19,940
DCM Holdings Co. Ltd.	8,300	63,416
EDION Corp.	7,000	65,592
Honeys Holdings Co. Ltd.	2,100	17,838
IDOM, Inc.	500	2,746
JINS Holdings, Inc.(a)	300	9,407
Joshin Denki Co. Ltd.(a)	1,500	21,464
Joyful Honda Co. Ltd.	3,500	40,808
K’s Holdings Corp.	15,300	148,884
Kohnan Shoji Co. Ltd.	1,100	29,635
Kojima Co. Ltd.	2,500	12,035
Komeri Co. Ltd.	1,500	29,116
Nafco Co. Ltd.	2,100	24,299
Nextage Co. Ltd.	700	12,031
Nojima Corp.	1,400	29,019
PAL GROUP Holdings Co. Ltd.	1,400	18,539
PC Depot Corp.	2,900	6,745
T-Gaia Corp.	4,000	47,639
VT Holdings Co. Ltd.	7,254	25,737
Xebio Holdings Co. Ltd.	2,400	16,376
Yellow Hat Ltd.	3,700	46,790

Total Specialty Retail		916,918

Technology Hardware, Storage & Peripherals - 1.4%
Eizo Corp.	1,000	27,750
Elecom Co. Ltd.	4,100	45,993
Konica Minolta, Inc.	45,800	152,717
MCJ Co. Ltd.	4,100	26,497
Riso Kagaku Corp.	1,200	19,592
Roland DG Corp.	500	11,851
Toshiba TEC Corp.	900	28,751
Wacom Co. Ltd.	5,400	33,389

Total Technology Hardware, Storage & Peripherals		346,540

Textiles, Apparel & Luxury Goods - 1.0%
Baroque Japan Ltd.(a)	2,900	17,376
Fujibo Holdings, Inc.	600	14,353
Gunze Ltd.	900	24,379
Japan Wool Textile Co. Ltd.	4,800	34,802
Kurabo Industries Ltd.	1,400	20,012
Onward Holdings Co. Ltd.	9,339	17,461
Seiko Holdings Corp.	1,400	29,864
Seiren Co. Ltd.(a)	1,800	26,751
Wacoal Holdings Corp.	1,800	28,407
Yondoshi Holdings, Inc.	2,400	32,028

Total Textiles, Apparel & Luxury Goods		245,433

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	2,500	18,623

Trading Companies & Distributors - 2.9%
Advan Group Co. Ltd.	2,700	15,701
Alconix Corp.(a)	1,100	10,388
Chori Co. Ltd.	1,500	21,586
Daiichi Jitsugyo Co. Ltd.	600	14,707
Hanwa Co. Ltd.	1,100	22,987
Inaba Denki Sangyo Co. Ltd.	3,100	60,811
Inabata & Co. Ltd.	6,100	99,500
Kamei Corp.	2,100	16,246
Kanamoto Co. Ltd.	1,500	21,254
Kanematsu Corp.	5,700	56,180
Kokusai Pulp & Paper Co. Ltd.(a)	5,000	17,335
Nagase & Co. Ltd.	5,200	71,347
Nichiden Corp.	1,200	16,712
Nippon Steel Trading Corp.	2,696	101,010
Nishio Rent All Co. Ltd.	1,200	23,822
Onoken Co. Ltd.(a)	3,100	31,923
Sanyo Trading Co. Ltd.	2,500	17,960
Sato Shoji Corp.(a)	1,500	12,344
Shinsho Corp.	700	19,966
Trusco Nakayama Corp.	1,200	15,157
Wakita & Co. Ltd.	2,700	23,750
Yamazen Corp.	2,800	20,445
Yuasa Trading Co. Ltd.	1,500	37,043

Total Trading Companies & Distributors		748,174

Transportation Infrastructure - 0.6%
Kamigumi Co. Ltd.	4,500	86,916
Mitsubishi Logistics Corp.	2,800	66,880
Nissin Corp.	1,000	11,682

Total Transportation Infrastructure		165,478

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	2,000	79,644

TOTAL COMMON STOCKS (Cost: $32,821,534)		25,506,952

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

United States - 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $1,437,737)	1,437,737	1,437,737

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $34,259,271)		26,944,689
Other Assets less Liabilities - (5.3)%		(1,350,922)

NET ASSETS - 100.0%		$25,593,767

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,137,248 and the total market value of the collateral held by the Fund was $2,247,162. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $809,425.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2022	850,086,018	JPY	6,257,396	USD	$246	$—
Bank of America NA	7/6/2022	6,347,580	USD	815,542,156	JPY	344,222	—
Bank of America NA	8/3/2022	6,428,520	USD	871,909,810	JPY	—	(515)
Barclays Bank PLC	7/6/2022	850,042,217	JPY	6,257,396	USD	—	(77)
Barclays Bank PLC	8/3/2022	6,428,520	USD	871,861,596	JPY	—	(159)
Citibank NA	7/6/2022	48,756,464	JPY	360,736	USD	—	(1,831)
Goldman Sachs	7/6/2022	6,347,580	USD	815,532,000	JPY	344,297	—
JP Morgan Chase Bank NA	7/6/2022	850,041,591	JPY	6,257,396	USD	—	(82)
JP Morgan Chase Bank NA	7/6/2022	6,347,580	USD	815,514,227	JPY	344,428	—
JP Morgan Chase Bank NA	8/3/2022	6,428,520	USD	871,860,310	JPY	—	(150)
UBS AG	7/6/2022	850,039,714	JPY	6,257,396	USD	—	(95)
UBS AG	7/6/2022	6,347,580	USD	815,513,592	JPY	344,433	—
UBS AG	8/3/2022	6,428,520	USD	871,855,810	JPY	—	(116)

						$1,377,626	$(3,025)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$25,506,952	$—	$—	$25,506,952
Investment of Cash Collateral for Securities Loaned	—	1,437,737	—	1,437,737

Total Investments in Securities	$25,506,952	$1,437,737	$—	$26,944,689

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,377,626	$—	$1,377,626
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,025)	$—	$(3,025)

Total - Net	$25,506,952	$2,812,338	$—	$28,319,290

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Air Freight & Logistics - 0.9%
AIT Corp.	17,000	$182,194
Kintetsu World Express, Inc.	27,000	828,751
Konoike Transport Co. Ltd.	9,500	88,738
Maruwa Unyu Kikan Co. Ltd.	14,400	141,928
Mitsui-Soko Holdings Co. Ltd.	11,600	246,080
SBS Holdings, Inc.	6,800	136,396

Total Air Freight & Logistics		1,624,087

Auto Components - 3.9%
Aisan Industry Co. Ltd.	35,800	187,887
Daikyonishikawa Corp.(a)	37,500	143,811
Eagle Industry Co. Ltd.	40,900	295,035
Exedy Corp.	18,425	233,406
FCC Co. Ltd.	22,000	218,292
FuKoKu Co. Ltd.	19,000	136,498
Furukawa Battery Co. Ltd.	11,800	105,705
Futaba Industrial Co. Ltd.	18,900	53,422
G-Tekt Corp.	17,900	167,860
H-One Co. Ltd.	26,400	115,818
IJTT Co. Ltd.	21,300	82,155
KYB Corp.	13,300	302,996
Musashi Seimitsu Industry Co. Ltd.	22,800	233,446
NHK Spring Co. Ltd.	85,900	564,637
Nihon Tokushu Toryo Co. Ltd.	17,500	129,715
NOK Corp.	60,900	494,892
Pacific Industrial Co. Ltd.	26,400	203,847
Press Kogyo Co. Ltd.	74,600	219,097
Riken Corp.	7,200	124,015
Sanoh Industrial Co. Ltd.(a)	18,100	87,133
Shoei Co. Ltd.	7,100	277,509
Sumitomo Riko Co. Ltd.	20,500	88,878
Tachi-S Co. Ltd.	15,100	121,707
Taiho Kogyo Co. Ltd.(a)	13,700	67,363
Tokai Rika Co. Ltd.	44,258	482,145
Topre Corp.	9,800	71,775
Toyo Tire Corp.(a)	47,100	587,298
Toyoda Gosei Co. Ltd.	49,900	787,131
TPR Co. Ltd.	9,500	84,053
TS Tech Co. Ltd.	53,800	557,187
Yorozu Corp.	12,600	82,173

Total Auto Components		7,306,886

Automobiles - 0.1%
Nissan Shatai Co. Ltd.	32,400	136,893

Banks - 8.9%
77 Bank Ltd.	41,100	549,089
Aichi Bank Ltd.	8,600	334,872
Akita Bank Ltd.	16,300	198,688
Aozora Bank Ltd.	72,400	1,405,313
Awa Bank Ltd.	12,975	193,018
Bank of Iwate Ltd.	11,700	172,931
Bank of Nagoya Ltd.	4,669	107,055
Bank of Saga Ltd.	20,400	220,885
Bank of the Ryukyus Ltd.	25,908	150,465
Chugoku Bank Ltd.	71,200	515,179
Chukyo Bank Ltd.	11,100	137,836
Daishi Hokuetsu Financial Group, Inc.	22,555	416,385
Ehime Bank Ltd.	27,399	181,309
FIDEA Holdings Co. Ltd.	16,580	156,946
Fukui Bank Ltd.	15,248	151,296
Gunma Bank Ltd.	181,900	512,809
Hachijuni Bank Ltd.	237,100	872,622
Hokkoku Financial Holdings, Inc.	6,362	215,883
Hokuhoku Financial Group, Inc.	55,000	339,259
Hyakugo Bank Ltd.	76,900	185,663
Hyakujushi Bank Ltd.	8,400	104,679
Iyo Bank Ltd.	97,800	479,443
Juroku Financial Group, Inc.	16,600	285,922
Keiyo Bank Ltd.	78,442	275,417
Kiyo Bank Ltd.	23,290	228,520
Kyushu Financial Group, Inc.	190,500	544,065
Mebuki Financial Group, Inc.	695,000	1,365,905
Miyazaki Bank Ltd.	14,100	217,123
Musashino Bank Ltd.	12,100	158,982
Nanto Bank Ltd.	13,400	196,283
Nishi-Nippon Financial Holdings, Inc.	89,000	491,333
North Pacific Bank Ltd.	220,915	362,622
Ogaki Kyoritsu Bank Ltd.	21,742	275,746
Oita Bank Ltd.	11,700	160,874
Okinawa Financial Group, Inc.	10,180	164,103
Procrea Holdings, Inc.	8,162	116,853
San ju San Financial Group, Inc.	23,200	238,054
San-In Godo Bank Ltd.	59,800	287,875
Senshu Ikeda Holdings, Inc.	170,040	250,326
Seven Bank Ltd.	651,600	1,242,239
Shiga Bank Ltd.	14,984	304,963
Shikoku Bank Ltd.	36,600	227,378
Suruga Bank Ltd.	34,000	91,848
Toho Bank Ltd.	131,400	201,179
Tokyo Kiraboshi Financial Group, Inc.	12,700	211,363
TOMONY Holdings, Inc.	38,177	87,676
Towa Bank Ltd.(a)	13,900	52,692
Yamagata Bank Ltd.	5,400	35,734
Yamaguchi Financial Group, Inc.	140,300	768,343
Yamanashi Chuo Bank Ltd.	25,300	211,555

Total Banks		16,656,598

Beverages - 0.3%
Sapporo Holdings Ltd.	15,198	336,727
Takara Holdings, Inc.	34,211	253,079

Total Beverages		589,806

Biotechnology - 0.0%
Pharma Foods International Co. Ltd.(a)	3,200	33,188

Building Products - 1.2%
Bunka Shutter Co. Ltd.	54,500	400,361
Central Glass Co. Ltd.	18,786	426,593
Nichias Corp.	22,113	367,207
Nichiha Corp.	11,600	225,417
Noritz Corp.(a)	15,500	165,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
Shin Nippon Air Technologies Co. Ltd.	9,800	$132,730
Sinko Industries Ltd.	9,900	119,073
Takara Standard Co. Ltd.	22,131	203,627
Takasago Thermal Engineering Co. Ltd.	21,772	258,177

Total Building Products		2,298,276

Capital Markets - 2.1%
GMO Financial Holdings, Inc.(a)	84,000	480,424
Ichiyoshi Securities Co. Ltd.(a)	47,888	228,768
IwaiCosmo Holdings, Inc.(a)	42,700	394,454
Kyokuto Securities Co. Ltd.(a)	41,600	211,284
Marusan Securities Co. Ltd.(a)	46,000	165,574
Matsui Securities Co. Ltd.	157,700	934,441
Mito Securities Co. Ltd.(a)	74,600	142,770
Monex Group, Inc.(a)	51,794	160,885
Morningstar Japan KK	55,944	210,426
Okasan Securities Group, Inc.	108,100	268,947
Sparx Group Co. Ltd.(a)	97,600	190,379
Tokai Tokyo Financial Holdings, Inc.	182,700	497,582

Total Capital Markets		3,885,934

Chemicals - 8.8%
ADEKA Corp.	39,525	681,661
Aica Kogyo Co. Ltd.	22,315	465,173
Asahi Yukizai Corp.	7,500	110,301
Chugoku Marine Paints Ltd.(a)	30,000	194,546
CI Takiron Corp.	47,700	189,248
Daicel Corp.	139,300	860,275
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,042	64,837
DIC Corp.(a)	39,400	697,486
DKS Co. Ltd.	4,500	70,918
Fujimi, Inc.	11,800	494,218
Fujimori Kogyo Co. Ltd.	4,800	122,778
Fuso Chemical Co. Ltd.	5,000	130,654
Ishihara Sangyo Kaisha Ltd.	9,000	66,247
JCU Corp.	4,700	117,107
JSP Corp.	8,223	84,436
Kaneka Corp.	30,100	740,010
KeePer Technical Laboratory Co. Ltd.(a)	3,200	83,148
KH Neochem Co. Ltd.	9,500	173,910
Konishi Co. Ltd.	14,100	160,247
Kumiai Chemical Industry Co. Ltd.	28,024	227,938
Kureha Corp.	6,164	434,209
Kyowa Leather Cloth Co. Ltd.(a)	26,600	110,821
Lintec Corp.	45,265	765,995
MEC Co. Ltd.	3,600	58,933
Nihon Nohyaku Co. Ltd.	34,700	177,261
Nihon Parkerizing Co. Ltd.	33,600	220,364
Nippon Chemical Industrial Co. Ltd.(a)	3,800	54,124
Nippon Kayaku Co. Ltd.	83,600	675,667
Nippon Pillar Packing Co. Ltd.	12,200	243,901
Nippon Shokubai Co. Ltd.	9,600	370,984
Nippon Soda Co. Ltd.	13,718	440,757
Okamoto Industries, Inc.(a)	7,187	201,292
Okura Industrial Co. Ltd.	8,600	107,741
Osaka Organic Chemical Industry Ltd.(a)	4,500	73,269
Osaka Soda Co. Ltd.	8,600	202,569
Riken Technos Corp.	52,900	167,436
Sakata INX Corp.(a)	24,600	165,503
Sanyo Chemical Industries Ltd.	9,135	319,730
Sekisui Kasei Co. Ltd.(a)	37,300	112,019
Shikoku Chemicals Corp.	11,900	108,703
Shin-Etsu Polymer Co. Ltd.	23,000	199,941
Stella Chemifa Corp.	5,900	103,621
Sumitomo Bakelite Co. Ltd.	17,418	521,175
Sumitomo Seika Chemicals Co. Ltd.	4,400	93,535
T Hasegawa Co. Ltd.	11,200	227,454
Taiyo Holdings Co. Ltd.	16,782	351,686
Takasago International Corp.	8,700	155,871
Tayca Corp.	13,700	121,516
Teijin Ltd.	83,900	872,627
Tokai Carbon Co. Ltd.(a)	55,500	422,414
Tokuyama Corp.	32,400	411,633
Tokyo Ohka Kogyo Co. Ltd.(a)	10,700	522,969
Toyo Ink SC Holdings Co. Ltd.	36,002	504,036
Toyobo Co. Ltd.	34,553	254,846
UBE Corp.	51,093	758,563
Valqua Ltd.	11,037	207,896

Total Chemicals		16,476,199

Commercial Services & Supplies - 1.5%
Aeon Delight Co. Ltd.	22,700	495,756
Daiseki Co. Ltd.	5,788	180,642
Itoki Corp.	46,300	124,394
Japan Elevator Service Holdings Co. Ltd.	4,900	50,928
King Jim Co. Ltd.(a)	26,700	172,163
Matsuda Sangyo Co. Ltd.	5,500	81,212
Nippon Air Conditioning Services Co. Ltd.	31,500	183,869
Nippon Kanzai Co. Ltd.	15,200	290,227
Nippon Parking Development Co. Ltd.	159,800	199,963
Okamura Corp.	49,576	442,281
Pilot Corp.(a)	6,700	238,449
Sato Holdings Corp.	10,638	146,115
Studio Alice Co. Ltd.	8,600	150,534

Total Commercial Services & Supplies		2,756,533

Communications Equipment - 0.1%
Uniden Holdings Corp.	8,000	241,434

Construction & Engineering - 7.8%
Asanuma Corp.	8,600	339,303
Dai-Dan Co. Ltd.	12,400	192,862
Daiho Corp.(a)	6,900	233,885
EXEO Group, Inc.	42,500	664,146
Fudo Tetra Corp.	13,500	153,230
Hazama Ando Corp.	89,000	552,258
INFRONEER Holdings, Inc.	84,773	602,156
JDC Corp.(a)	48,000	184,432
Kandenko Co. Ltd.	64,738	403,138
Kumagai Gumi Co. Ltd.	22,800	461,689
Kyudenko Corp.	22,390	452,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
Meisei Industrial Co. Ltd.	37,000	$191,734
Mirait Holdings Corp.	38,900	457,276
Nippon Densetsu Kogyo Co. Ltd.	16,400	212,220
Nishimatsu Construction Co. Ltd.	56,807	1,699,757
Nittoc Construction Co. Ltd.	41,800	251,991
Okumura Corp.	26,270	583,004
Penta-Ocean Construction Co. Ltd.	94,493	509,137
PS Mitsubishi Construction Co. Ltd.	33,000	149,144
Raito Kogyo Co. Ltd.	25,400	347,005
Raiznext Corp.	28,400	239,149
Sanki Engineering Co. Ltd.	40,200	454,508
Seikitokyu Kogyo Co. Ltd.	39,500	236,381
Shinnihon Corp.	21,100	109,806
SHO-BOND Holdings Co. Ltd.	21,500	944,794
Sumitomo Densetsu Co. Ltd.	15,400	294,046
Sumitomo Mitsui Construction Co. Ltd.	61,060	207,646
Taihei Dengyo Kaisha Ltd.	12,000	260,660
Taikisha Ltd.	11,665	273,046
Takamatsu Construction Group Co. Ltd.	14,700	223,224
Tekken Corp.	11,900	157,143
Tess Holdings Co. Ltd.	3,800	33,006
Toa Corp.	9,500	173,770
Toda Corp.	153,849	815,364
Tokyo Energy & Systems, Inc.	300	2,138
Tokyu Construction Co. Ltd.	40,400	189,428
Totetsu Kogyo Co. Ltd.	12,379	220,782
Toyo Construction Co. Ltd.	57,600	376,920
Yahagi Construction Co. Ltd.	30,000	166,943
Yokogawa Bridge Holdings Corp.	20,400	293,263
Yurtec Corp.	32,200	174,919

Total Construction & Engineering		14,487,536

Construction Materials - 0.9%
Krosaki Harima Corp.	4,900	154,731
Mitani Sekisan Co. Ltd.(a)	2,200	69,633
Shinagawa Refractories Co. Ltd.	5,900	154,823
Sumitomo Osaka Cement Co. Ltd.	17,440	431,972
Taiheiyo Cement Corp.	41,200	614,111
Vertex Corp.(a)	15,600	131,364
Yotai Refractories Co. Ltd.	9,200	94,468

Total Construction Materials		1,651,102

Consumer Finance - 1.2%
AEON Financial Service Co. Ltd.	59,100	555,959
Credit Saison Co. Ltd.	70,800	812,463
Jaccs Co. Ltd.	18,400	454,396
Orient Corp.	386,500	364,153
Premium Group Co. Ltd.	4,000	114,681

Total Consumer Finance		2,301,652

Containers & Packaging - 1.0%
Fuji Seal International, Inc.	8,810	95,587
Pack Corp.(a)	6,500	107,460
Rengo Co. Ltd.	93,600	507,082
Toyo Seikan Group Holdings Ltd.	114,400	1,194,903

Total Containers & Packaging		1,905,032

Distributors - 0.6%
Arata Corp.	6,600	189,710
Doshisha Co. Ltd.	14,200	164,206
Happinet Corp.	17,900	209,495
PALTAC Corp.	11,700	361,709
Yamae Group Holdings Co. Ltd.	12,500	117,681

Total Distributors		1,042,801

Diversified Consumer Services - 0.4%
Asante, Inc.	11,100	121,740
Benesse Holdings, Inc.	27,000	436,635
Riso Kyoiku Co. Ltd.	39,200	92,045
Tokyo Individualized Educational Institute, Inc.	30,400	139,631

Total Diversified Consumer Services		790,051

Diversified Financial Services - 1.3%
eGuarantee, Inc.	4,800	75,822
Financial Products Group Co. Ltd.	31,500	210,069
Fuyo General Lease Co. Ltd.	12,900	731,147
Japan Securities Finance Co. Ltd.(a)	41,300	259,312
Mizuho Leasing Co. Ltd.	18,400	420,537
NEC Capital Solutions Ltd.	11,400	171,099
Ricoh Leasing Co. Ltd.	18,300	470,785

Total Diversified Financial Services		2,338,771

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	35,000	314,821
Usen-Next Holdings Co. Ltd.(a)	4,000	57,120

Total Diversified Telecommunication Services		371,941

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.	128,000	466,380
Okinawa Electric Power Co., Inc.	26,781	258,634
Shikoku Electric Power Co., Inc.	105,000	611,350

Total Electric Utilities		1,336,364

Electrical Equipment - 1.6%
Daihen Corp.	10,000	308,417
Furukawa Electric Co. Ltd.	16,300	267,317
GS Yuasa Corp.	24,800	387,549
Idec Corp.	8,836	181,852
Mabuchi Motor Co. Ltd.(a)	5,000	128,630
Nippon Carbon Co. Ltd.	6,900	202,650
Nippon Seisen Co. Ltd.(a)	4,200	130,308
Nissin Electric Co. Ltd.	43,165	485,171
Nitto Kogyo Corp.	21,100	364,519
Sanyo Denki Co. Ltd.	2,800	107,585
Sinfonia Technology Co. Ltd.	14,300	140,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
SWCC Showa Holdings Co. Ltd.	5,000	$62,714
Takaoka Toko Co. Ltd.	11,700	145,889
Tatsuta Electric Wire and Cable Co. Ltd.	37,800	127,711

Total Electrical Equipment		3,041,149

Electronic Equipment, Instruments & Components - 4.8%
A&D HOLON Holdings Co. Ltd.	12,400	82,329
Ai Holdings Corp.	14,100	160,870
Amano Corp.	25,135	433,856
Anritsu Corp.(a)	36,700	396,567
Canon Electronics, Inc.(a)	14,300	160,941
Citizen Watch Co. Ltd.	90,300	366,903
CONEXIO Corp.	20,300	198,435
Daiwabo Holdings Co. Ltd.	55,695	725,218
Dexerials Corp.	30,200	803,599
Elematec Corp.	21,554	199,587
ESPEC Corp.	9,100	115,680
Furuno Electric Co. Ltd.(a)	27,300	202,959
Hakuto Co. Ltd.	14,734	274,497
Hioki EE Corp.(a)	3,400	158,919
I-PEX, Inc.(a)	3,800	35,579
Innotech Corp.	14,400	138,006
Iriso Electronics Co. Ltd.(a)	3,200	75,728
Japan Aviation Electronics Industry Ltd.	21,200	318,808
Kaga Electronics Co. Ltd.	6,400	142,740
Koa Corp.	9,300	110,692
Macnica Fuji Electronics Holdings, Inc.	25,100	483,136
Meiko Electronics Co. Ltd.	4,500	105,333
Nichicon Corp.	23,900	221,487
Nippon Ceramic Co. Ltd.	7,300	109,832
Nippon Electric Glass Co. Ltd.(a)	43,100	823,898
Nippon Signal Co. Ltd.(a)	32,800	237,330
Nissha Co. Ltd.(a)	12,600	136,429
Nohmi Bosai Ltd.	12,391	169,099
Optex Group Co. Ltd.(a)	11,900	176,939
Restar Holdings Corp.	15,500	217,574
Riken Keiki Co. Ltd.	1,900	50,278
Ryoden Corp.	15,161	176,881
Ryosan Co. Ltd.	5,500	88,742
Sanshin Electronics Co. Ltd.	10,300	116,378
Siix Corp.(a)	15,500	108,502
Tachibana Eletech Co. Ltd.	2,700	30,229
Tokyo Electron Device Ltd.	5,000	188,436
Topcon Corp.	13,800	179,591
V Technology Co. Ltd.	5,200	106,905
Yokowo Co. Ltd.(a)	5,600	85,821

Total Electronic Equipment, Instruments & Components		8,914,733

Energy Equipment & Services - 0.2%
Modec, Inc.*	13,500	116,264
Toyo Kanetsu KK	8,900	173,473

Total Energy Equipment & Services		289,737

Entertainment - 0.8%
Akatsuki, Inc.(a)	5,500	110,158
Avex, Inc.	68,199	676,694
Daiichikosho Co. Ltd.	18,000	523,352
Marvelous, Inc.	41,300	204,288

Total Entertainment		1,514,492

Food & Staples Retailing - 2.2%
Aeon Hokkaido Corp.(a)	17,900	143,089
Ain Holdings, Inc.	3,400	181,444
Arcs Co. Ltd.	20,594	303,328
Axial Retailing, Inc.	8,000	183,725
Belc Co. Ltd.	4,800	182,665
Cawachi Ltd.	9,800	154,587
Create SD Holdings Co. Ltd.(a)	10,200	224,565
G-7 Holdings, Inc.(a)	16,800	177,454
Heiwado Co. Ltd.	17,563	258,167
Kato Sangyo Co. Ltd.	12,716	304,667
Life Corp.(a)	8,100	154,362
Mitsubishi Shokuhin Co. Ltd.	13,000	364,102
Okuwa Co. Ltd.(a)	21,300	132,483
Qol Holdings Co. Ltd.	8,700	90,359
Retail Partners Co. Ltd.(a)	13,400	112,443
San-A Co. Ltd.	7,000	211,255
United Super Markets Holdings, Inc.	30,200	237,190
Valor Holdings Co. Ltd.	15,191	204,067
Yaoko Co. Ltd.	5,700	255,515
Yokorei Co. Ltd.	30,400	196,916

Total Food & Staples Retailing		4,072,383

Food Products - 3.5%
Ariake Japan Co. Ltd.	4,328	177,765
Ezaki Glico Co. Ltd.	15,400	444,923
Fuji Oil Holdings, Inc.	19,400	305,876
Fujicco Co. Ltd.	15,000	220,161
Hokuto Corp.	20,891	297,246
Itoham Yonekyu Holdings, Inc.	170,200	865,689
J-Oil Mills, Inc.(a)	16,100	190,562
Kagome Co. Ltd.	15,500	377,645
Kameda Seika Co. Ltd.	3,900	138,512
Kyokuyo Co. Ltd.	8,600	218,711
Maruha Nichiro Corp.	8,332	156,637
Megmilk Snow Brand Co. Ltd.	17,000	226,992
Mitsui DM Sugar Holdings Co. Ltd.	5,998	84,150
Morinaga & Co. Ltd.	13,887	444,654
Nippn Corp.	22,183	266,480
Nippon Suisan Kaisha Ltd.	58,900	248,425
Nisshin Oillio Group Ltd.	13,700	316,142
Prima Meat Packers Ltd.	13,800	231,295
Riken Vitamin Co. Ltd.	13,200	165,176
S Foods, Inc.	9,300	213,238
Sakata Seed Corp.	10,200	343,491
Showa Sangyo Co. Ltd.(a)	11,100	207,694
Starzen Co. Ltd.	14,100	206,536
Warabeya Nichiyo Holdings Co. Ltd.	7,300	95,055
Yukiguni Maitake Co. Ltd.	17,500	115,933

Total Food Products		6,558,988

Gas Utilities - 0.6%
Hokkaido Gas Co. Ltd.	13,400	165,410
Nippon Gas Co. Ltd.	49,200	696,778
Saibu Gas Holdings Co. Ltd.	15,500	215,292
Shizuoka Gas Co. Ltd.(a)	21,092	141,126

Total Gas Utilities		1,218,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
Health Care Equipment & Supplies - 1.2%
Eiken Chemical Co. Ltd.	14,170	$186,076
Hogy Medical Co. Ltd.	10,200	225,991
Japan Lifeline Co. Ltd.	19,600	131,864
Mani, Inc.	17,100	166,022
Mizuho Medy Co. Ltd.(a)	4,200	78,711
Nagaileben Co. Ltd.	14,126	196,727
Nakanishi, Inc.	22,200	391,039
Nipro Corp.	61,400	482,233
Paramount Bed Holdings Co. Ltd.	19,742	319,987

Total Health Care Equipment & Supplies		2,178,650

Health Care Providers & Services - 1.3%
BML, Inc.	17,100	443,690
Falco Holdings Co. Ltd.	8,100	121,809
France Bed Holdings Co. Ltd.	26,800	178,923
H.U. Group Holdings, Inc.	51,600	1,120,080
Ship Healthcare Holdings, Inc.	19,014	337,719
Solasto Corp.	18,200	97,661
Tokai Corp.	9,300	113,978

Total Health Care Providers & Services		2,413,860

Hotels, Restaurants & Leisure - 2.0%
Aeon Fantasy Co. Ltd.	6,000	118,538
Arcland Service Holdings Co. Ltd.(a)	8,100	125,147
Doutor Nichires Holdings Co. Ltd.	11,600	131,493
Heiwa Corp.	46,700	691,966
Hiday Hidaka Corp.	7,198	109,304
Ichibanya Co. Ltd.	7,236	250,601
KFC Holdings Japan Ltd.	8,700	182,063
KOMEDA Holdings Co. Ltd.	21,500	364,149
Kura Sushi, Inc.(a)	3,200	74,550
Monogatari Corp.	1,300	56,075
MOS Food Services, Inc.	6,300	144,684
Ohsho Food Service Corp.	8,000	411,615
Plenus Co. Ltd.	27,500	403,831
Resorttrust, Inc.	18,608	304,072
Round One Corp.	17,300	194,451
Saizeriya Co. Ltd.	2,800	55,400
Tokyotokeiba Co. Ltd.(a)	4,642	134,113

Total Hotels, Restaurants & Leisure		3,752,052

Household Durables - 1.8%
&Do Holdings Co. Ltd.	4,800	29,007
Cleanup Corp.	37,400	157,743
ES-Con Japan Ltd.(a)	60,000	337,860
FJ Next Holdings Co. Ltd.	34,600	272,511
Fuji Corp. Ltd.	35,300	170,193
Fujitsu General Ltd.	15,500	306,794
Hoosiers Holdings Co. Ltd.	25,600	151,126
JVCKenwood Corp.	91,400	119,081
Ki-Star Real Estate Co. Ltd.(a)	10,300	356,336
LEC, Inc.	21,000	98,929
Pressance Corp.	15,088	167,700
Sanei Architecture Planning Co. Ltd.	12,200	147,544
Sangetsu Corp.	25,300	290,143
Tama Home Co. Ltd.(a)	23,400	421,994
Tamron Co. Ltd.	7,866	145,561
Zojirushi Corp.(a)	17,900	181,958

Total Household Durables		3,354,480

Household Products - 0.4%
Earth Corp.	4,800	183,725
Pigeon Corp.(a)	44,800	613,690

Total Household Products		797,415

Independent Power & Renewable Electricity Producers - 1.1%
Electric Power Development Co. Ltd.	109,800	1,813,634
eRex Co. Ltd.	7,800	126,254
West Holdings Corp.	4,947	132,910

Total Independent Power & Renewable Electricity Producers		2,072,798

Industrial Conglomerates - 0.6%
Nisshinbo Holdings, Inc.(a)	71,100	534,343
Noritsu Koki Co. Ltd.(a)	5,000	84,575
TOKAI Holdings Corp.	83,600	545,826

Total Industrial Conglomerates		1,164,744

Insurance - 0.1%
Advance Create Co. Ltd.	14,000	96,868

Interactive Media & Services - 0.1%
Dip Corp.	10,400	287,454

Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	20,030	238,552
Aucnet, Inc.(a)	7,100	107,607
Belluna Co. Ltd.(a)	28,984	158,942
Scroll Corp.(a)	31,500	210,997

Total Internet & Direct Marketing Retail		716,098

IT Services - 3.2%
Bell System24 Holdings, Inc.	28,500	290,549
BIPROGY, Inc.	30,600	608,148
Comture Corp.	4,400	85,535
Digital Garage, Inc.	3,900	105,355
DTS Corp.	16,282	361,343
Future Corp.(a)	19,700	201,851
GMO GlobalSign Holdings KK	2,000	72,651
GMO Internet, Inc.	22,472	384,747
Ines Corp.	10,200	121,930
Infocom Corp.	12,700	190,049
Information Services International-Dentsu Ltd.	10,400	307,357
JBCC Holdings, Inc.	14,300	166,520
Kanematsu Electronics Ltd.	13,300	394,531
Mitsubishi Research Institute, Inc.	5,700	172,861
NEC Networks & System Integration Corp.	35,137	474,339
NET One Systems Co. Ltd.	21,100	465,938
NSD Co. Ltd.	24,900	433,466
Relia, Inc.	32,100	252,821
SB Technology Corp.	5,100	81,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
TDC Soft, Inc.(a)	13,300	$103,870
TKC Corp.	12,700	307,556
Transcosmos, Inc.	12,900	330,915
Uchida Yoko Co. Ltd.	3,000	110,853

Total IT Services		6,024,647

Leisure Products - 1.2%
Daikoku Denki Co. Ltd.	11,700	106,532
Furyu Corp.	9,300	77,218
GLOBERIDE, Inc.	4,000	62,655
Mizuno Corp.	6,023	103,786
Roland Corp.	14,600	433,631
Sankyo Co. Ltd.	39,600	1,196,555
Tomy Co. Ltd.	22,000	220,721

Total Leisure Products		2,201,098

Machinery - 4.4%
Aichi Corp.	43,500	274,727
Aida Engineering Ltd.	17,600	117,761
Alinco, Inc.(a)	22,900	144,289
Bando Chemical Industries Ltd.	36,300	246,088
CKD Corp.	11,741	149,339
DMG Mori Co. Ltd.	14,600	180,545
Ebara Jitsugyo Co. Ltd.	6,700	108,843
Fujitec Co. Ltd.	25,961	574,236
Fukushima Galilei Co. Ltd.	3,200	81,263
Furukawa Co. Ltd.	15,500	136,683
Giken Ltd.	5,200	117,890
Glory Ltd.(a)	22,000	331,648
Hitachi Zosen Corp.	28,300	177,897
Japan Steel Works Ltd.	10,204	221,423
Juki Corp.	11,600	60,197
Kito Corp.	9,900	192,892
Kitz Corp.	17,389	81,022
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,080	170,085
Meidensha Corp.	11,500	168,452
METAWATER Co. Ltd.	14,500	214,744
Mitsubishi Logisnext Co. Ltd.	10,400	66,600
Mitsuboshi Belting Ltd.	12,046	250,399
Morita Holdings Corp.	19,005	184,657
Nachi-Fujikoshi Corp.	3,200	81,734
Nikko Co. Ltd.(a)	49,400	225,083
Nippon Thompson Co. Ltd.	18,500	70,266
Nissei ASB Machine Co. Ltd.(a)	5,100	132,892
Nitta Corp.	6,800	138,097
Nomura Micro Science Co. Ltd.(a)	2,800	72,960
Noritake Co. Ltd.	3,500	103,824
Obara Group, Inc.(a)	6,479	137,873
Oiles Corp.	15,400	172,982
OKUMA Corp.	3,470	129,753
Organo Corp.	2,500	156,233
OSG Corp.	13,200	153,128
Shibaura Machine Co. Ltd.	10,261	199,472
Shibuya Corp.	7,400	127,623
Shinmaywa Industries Ltd.	25,885	205,777
Sodick Co. Ltd.	25,500	152,788
Star Micronics Co. Ltd.	22,234	265,620
Takeuchi Manufacturing Co. Ltd.	10,100	172,552
Tocalo Co. Ltd.	22,100	200,576
Torishima Pump Manufacturing Co. Ltd.	20,200	190,469
Tsubaki Nakashima Co. Ltd.(a)	13,200	87,932
Tsubakimoto Chain Co.	10,345	231,107
Tsugami Corp.	11,200	92,993
Union Tool Co.	4,700	111,398
YAMABIKO Corp.(a)	18,900	159,291
Yushin Precision Equipment Co. Ltd.	26,800	137,694

Total Machinery		8,161,797

Marine - 0.4%
Iino Kaiun Kaisha Ltd.	63,400	319,205
Japan Transcity Corp.	25,200	91,262
NS United Kaiun Kaisha Ltd.	10,300	279,382

Total Marine		689,849

Media - 0.9%
Carta Holdings, Inc.(a)	9,900	131,971
Digital Holdings, Inc.(a)	7,000	62,913
Intage Holdings, Inc.	16,200	152,156
Proto Corp.	11,200	83,925
SKY Perfect JSAT Holdings, Inc.	162,600	646,307
TV Tokyo Holdings Corp.	14,500	208,126
ValueCommerce Co. Ltd.	4,200	96,919
Wowow, Inc.	11,000	121,777
Zenrin Co. Ltd.	20,880	141,859

Total Media		1,645,953

Metals & Mining - 3.5%
Aichi Steel Corp.	7,200	110,447
Asahi Holdings, Inc.	40,900	641,551
Daido Steel Co. Ltd.	11,100	285,558
Daiki Aluminium Industry Co. Ltd.(a)	18,800	165,644
Dowa Holdings Co. Ltd.	15,500	513,986
Hakudo Co. Ltd.	7,500	127,912
Kobe Steel Ltd.	130,100	590,863
Kurimoto Ltd.	8,200	99,531
Kyoei Steel Ltd.	22,014	223,940
Maruichi Steel Tube Ltd.	38,600	814,875
Mitsubishi Materials Corp.	54,700	781,917
Mitsui Mining & Smelting Co. Ltd.	17,900	417,673
Neturen Co. Ltd.	23,700	113,916
Nippon Denko Co. Ltd.	65,900	168,321
Nippon Light Metal Holdings Co. Ltd.	41,300	454,177
Nippon Yakin Kogyo Co. Ltd.(a)	7,700	119,874
Nittetsu Mining Co. Ltd.	2,400	90,626
Sanyo Special Steel Co. Ltd.	17,500	253,119
Toho Titanium Co. Ltd.(a)	9,400	152,913
Toho Zinc Co. Ltd.(a)	2,800	44,271
Tokyo Steel Manufacturing Co. Ltd.	23,900	263,181
Tokyo Tekko Co. Ltd.(a)	5,500	49,715

Total Metals & Mining		6,484,010

Multiline Retail - 1.4%
H2O Retailing Corp.	45,800	354,317
Izumi Co. Ltd.	22,000	494,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
J. Front Retailing Co. Ltd.	107,400	$917,037
Mr. Max Holdings Ltd.	29,300	136,088
Seria Co. Ltd.	15,000	266,093
Takashimaya Co. Ltd.	45,300	443,480

Total Multiline Retail		2,611,734

Oil, Gas & Consumable Fuels - 1.2%
Cosmo Energy Holdings Co. Ltd.	50,300	1,392,131
Itochu Enex Co. Ltd.	62,781	487,072
Nippon Coke & Engineering Co. Ltd.(a)	159,100	135,848
Sala Corp.	37,400	194,082
San-Ai Obbli Co. Ltd.	17,816	126,288

Total Oil, Gas & Consumable Fuels		2,335,421

Paper & Forest Products - 0.5%
Daiken Corp.	12,600	169,911
Hokuetsu Corp.	65,932	339,718
Nippon Paper Industries Co. Ltd.	54,000	382,378

Total Paper & Forest Products		892,007

Personal Products - 0.5%
Milbon Co. Ltd.	4,100	143,804
Noevir Holdings Co. Ltd.	15,800	669,891
Shinnihonseiyaku Co. Ltd.(a)	6,100	71,841

Total Personal Products		885,536

Pharmaceuticals - 1.5%
Astena Holdings Co. Ltd.	30,700	100,785
Kaken Pharmaceutical Co. Ltd.	18,200	511,082
KYORIN Holdings, Inc.	28,785	375,876
Mochida Pharmaceutical Co. Ltd.	16,122	387,460
Sawai Group Holdings Co. Ltd.	13,924	421,753
Seikagaku Corp.	12,500	75,080
Towa Pharmaceutical Co. Ltd.	13,500	244,750
Tsumura & Co.	17,800	398,962
ZERIA Pharmaceutical Co. Ltd.	14,300	225,781

Total Pharmaceuticals		2,741,529

Professional Services - 1.2%
Altech Corp.	12,160	159,233
en Japan, Inc.	3,200	41,739
Forum Engineering, Inc.	22,800	155,407
FULLCAST Holdings Co. Ltd.	8,400	134,358
Funai Soken Holdings, Inc.(a)	9,610	152,580
IR Japan Holdings Ltd.(a)	400	5,986
JAC Recruitment Co. Ltd.	26,400	337,737
LIKE, Inc.	7,900	134,211
Link and Motivation, Inc.(a)	11,500	40,378
Meitec Corp.	29,800	479,722
Nomura Co. Ltd.	29,500	201,943
Outsourcing, Inc.	6,600	50,281
Pasona Group, Inc.	6,100	84,413
Tanseisha Co. Ltd.	15,200	91,297
UT Group Co. Ltd.	2,800	46,064
World Holdings Co. Ltd.(a)	7,400	120,487
YAMADA Consulting Group Co. Ltd.	10,900	88,015

Total Professional Services		2,323,851

Real Estate Management & Development - 1.6%
Aoyama Zaisan Networks Co. Ltd.(a)	12,400	92,095
CRE, Inc.	7,100	88,165
Dear Life Co. Ltd.	40,900	172,505
Goldcrest Co. Ltd.	17,500	221,689
Heiwa Real Estate Co. Ltd.	11,768	336,959
Ichigo, Inc.	136,900	315,408
Katitas Co. Ltd.	8,400	180,669
Keihanshin Building Co. Ltd.	17,700	171,065
SAMTY Co. Ltd.	26,100	387,307
Shinoken Group Co. Ltd.	24,900	179,068
Starts Corp., Inc.	15,200	311,821
Sun Frontier Fudousan Co. Ltd.	56,400	464,136
Takara Leben Co. Ltd.	31,800	84,266

Total Real Estate Management & Development		3,005,153

Road & Rail - 1.3%
Alps Logistics Co. Ltd.	16,100	133,915
Fukuyama Transporting Co. Ltd.	6,811	154,414
Hamakyorex Co. Ltd.	5,300	111,809
Maruzen Showa Unyu Co. Ltd.	5,900	132,674
Nankai Electric Railway Co. Ltd.	15,500	306,680
Nikkon Holdings Co. Ltd.	24,260	384,110
Nishi-Nippon Railroad Co. Ltd.	8,900	190,047
Sakai Moving Service Co. Ltd.(a)	3,200	106,938
Seino Holdings Co. Ltd.	45,900	366,916
Senko Group Holdings Co. Ltd.	74,456	481,192

Total Road & Rail		2,368,695

Semiconductors & Semiconductor Equipment - 1.1%
Ferrotec Holdings Corp.(a)	5,000	94,586
Furuya Metal Co. Ltd.	1,200	75,433
Japan Material Co. Ltd.	13,100	186,778
MegaChips Corp.	3,000	69,670
Micronics Japan Co. Ltd.(a)	9,000	82,080
Mimasu Semiconductor Industry Co. Ltd.	5,727	88,695
Mitsui High-Tec, Inc.(a)	2,500	154,945
Optorun Co. Ltd.	11,500	152,368
Shibaura Mechatronics Corp.	1,600	113,650
Tokyo Seimitsu Co. Ltd.	14,700	482,588
Ulvac, Inc.(a)	9,300	316,264
Yamaichi Electronics Co. Ltd.	12,500	155,497

Total Semiconductors & Semiconductor Equipment		1,972,554

Software - 0.8%
Broadleaf Co. Ltd.(a)	28,900	94,238
Computer Engineering & Consulting Ltd.	17,800	149,889
Cresco Ltd.	10,000	138,383
Cybernet Systems Co. Ltd.(a)	20,000	117,773
Fuji Soft, Inc.	3,800	217,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

Investments	Shares	Value
Fukui Computer Holdings, Inc.	3,500	$87,980
Miroku Jyoho Service Co. Ltd.	11,900	104,236
Scala, Inc.(a)	14,500	76,953
SRA Holdings	14,800	301,981
Systena Corp.	53,300	154,578
WingArc1st, Inc.	4,300	49,313

Total Software		1,492,379

Specialty Retail - 3.5%
Adastria Co. Ltd.	15,500	255,453
Alleanza Holdings Co. Ltd.(a)	19,800	149,824
Alpen Co. Ltd.(a)	8,600	127,935
Arcland Sakamoto Co. Ltd.(a)	9,316	103,477
Asahi Co. Ltd.	15,500	145,696
Autobacs Seven Co. Ltd.	60,400	621,539
Bic Camera, Inc.(a)	30,600	263,981
Chiyoda Co. Ltd.	10,091	57,491
DCM Holdings Co. Ltd.	55,045	420,571
EDION Corp.(a)	55,639	521,353
Honeys Holdings Co. Ltd.	19,600	166,489
IDOM, Inc.(a)	13,300	73,032
JINS Holdings, Inc.(a)	2,100	65,850
Joshin Denki Co. Ltd.(a)	12,300	176,005
Joyful Honda Co. Ltd.	20,700	241,351
K’s Holdings Corp.	105,100	1,022,724
Kohnan Shoji Co. Ltd.	7,700	207,442
Kojima Co. Ltd.(a)	17,600	84,726
Komeri Co. Ltd.	10,637	206,468
Nafco Co. Ltd.(a)	13,600	157,368
Nextage Co. Ltd.	4,700	80,781
Nojima Corp.	9,900	205,207
PAL GROUP Holdings Co. Ltd.	10,300	136,393
PC Depot Corp.	19,900	46,288
T-Gaia Corp.	26,400	314,418
VT Holdings Co. Ltd.	56,700	201,166
Xebio Holdings Co. Ltd.	12,500	85,293
Yellow Hat Ltd.	28,900	365,465

Total Specialty Retail		6,503,786

Technology Hardware, Storage & Peripherals - 1.4%
Eizo Corp.	8,600	238,651
Elecom Co. Ltd.	26,500	297,273
Konica Minolta, Inc.	330,500	1,102,032
MCJ Co. Ltd.	33,400	215,857
Riso Kagaku Corp.(a)	9,500	155,099
Roland DG Corp.	5,000	118,509
Toshiba TEC Corp.	6,600	210,842
Wacom Co. Ltd.	40,211	248,627

Total Technology Hardware, Storage & Peripherals		2,586,890

Textiles, Apparel & Luxury Goods - 1.0%
Baroque Japan Ltd.(a)	19,600	117,437
Fujibo Holdings, Inc.	4,800	114,828
Gunze Ltd.	7,083	191,862
Japan Wool Textile Co. Ltd.	32,125	232,918
Kurabo Industries Ltd.	11,576	165,475
Onward Holdings Co. Ltd.	65,033	121,588
Seiko Holdings Corp.	11,200	238,914
Seiren Co. Ltd.(a)	13,211	196,334
Wacoal Holdings Corp.	12,700	200,426
Yondoshi Holdings, Inc.	18,300	244,216

Total Textiles, Apparel & Luxury Goods		1,823,998

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	22,100	164,626

Trading Companies & Distributors - 3.0%
Advan Group Co. Ltd.	22,500	130,838
Alconix Corp.(a)	10,400	98,216
Chori Co. Ltd.	12,000	172,684
Daiichi Jitsugyo Co. Ltd.	3,900	95,595
Hanwa Co. Ltd.	7,922	165,548
Inaba Denki Sangyo Co. Ltd.	23,888	468,599
Inabata & Co. Ltd.	47,441	773,834
Kamei Corp.	17,100	132,289
Kanamoto Co. Ltd.	11,728	166,180
Kanematsu Corp.	39,000	384,388
Kokusai Pulp & Paper Co. Ltd.	39,900	138,331
Nagase & Co. Ltd.	36,204	496,737
Nichiden Corp.	8,300	115,591
Nippon Steel Trading Corp.	18,200	681,889
Nishio Rent All Co. Ltd.	8,400	166,757
Onoken Co. Ltd.(a)	23,700	244,057
Sanyo Trading Co. Ltd.	21,300	153,022
Sato Shoji Corp.(a)	13,300	109,450
Shinsho Corp.	6,200	176,843
Trusco Nakayama Corp.	10,000	126,311
Wakita & Co. Ltd.	22,800	200,552
Yamazen Corp.	23,406	170,908
Yuasa Trading Co. Ltd.	9,300	229,668

Total Trading Companies & Distributors		5,598,287

Transportation Infrastructure - 0.7%
Kamigumi Co. Ltd.	33,900	654,769
Mitsubishi Logistics Corp.	21,600	515,932
Nissin Corp.	10,900	127,329

Total Transportation Infrastructure		1,298,030

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	14,700	585,381

TOTAL COMMON STOCKS (Cost: $246,694,477)		185,072,802

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $8,088,634)	8,088,634	8,088,634

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $254,783,111)		193,161,436
Other Assets less Liabilities - (3.6)%		(6,684,040)

NET ASSETS - 100.0%		$186,477,396

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,814,121 and the total market value of the collateral held by the Fund was $14,429,214. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,340,580.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree Japan Hedged Equity Fund^	$380,663	$302,097	$664,676	$(10,979)	$(7,105)	$—	$7,637

^	As of June 30, 2022, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$185,072,802	$—	$—	$185,072,802
Investment of Cash Collateral for Securities Loaned	—	8,088,634	—	8,088,634

Total Investments in Securities	$185,072,802	$8,088,634	$—	$193,161,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 6.8%
BWP Trust(a)	47,907	$128,149
Dexus(a)	103,817	633,941
Goodman Group(a)	129,640	1,590,382
NEXTDC Ltd.*(a)	43,996	321,901

Total Australia		2,674,373

Belgium - 1.1%
Warehouses De Pauw CVA	13,930	436,894

Canada - 2.5%
Allied Properties Real Estate Investment Trust	15,179	390,551
Granite Real Estate Investment Trust	6,163	377,200
Summit Industrial Income REIT	15,285	202,741

Total Canada		970,492

China - 6.9%
China Aoyuan Group Ltd.*†(a)	234,000	35,188
China Tower Corp. Ltd., Class H(b)	15,840,000	2,038,805
ESR Group Ltd.*(b)	233,200	630,034

Total China		2,704,027

Italy - 0.9%
Infrastrutture Wireless Italiane SpA(b)	37,089	375,494

Japan - 5.9%
Activia Properties, Inc.	66	196,511
Advance Logistics Investment Corp.	49	54,246
GLP J-REIT	545	664,727
Japan Logistics Fund, Inc.	102	235,376
LaSalle Logiport REIT	183	224,280
Mitsubishi Estate Logistics REIT Investment Corp.	45	152,368
Mitsui Fudosan Logistics Park, Inc.	58	219,013
Nippon Prologis REIT, Inc.	228	560,539

Total Japan		2,307,060

Singapore - 5.1%
Ascendas Real Estate Investment Trust	293,136	600,300
Digital Core REIT Management Pte Ltd.*(a)	60,300	46,431
Frasers Logistics & Commercial Trust	228,600	218,465
Keppel DC REIT	183,304	259,473
Keppel REIT	223,300	174,892
Mapletree Industrial Trust	209,809	391,969
Mapletree Logistics Trust	264,558	319,363

Total Singapore		2,010,893

Spain - 5.1%
Cellnex Telecom SA(b)	51,733	2,002,740

Sweden - 0.7%
Fabege AB	31,127	293,367

United Kingdom - 6.2%
Derwent London PLC	10,453	331,584
Londonmetric Property PLC	89,735	248,907
Segro PLC	122,083	1,448,240
Tritax Big Box REIT PLC	191,800	422,771

Total United Kingdom		2,451,502

United States - 58.1%
Airbnb, Inc., Class A*	15,031	1,338,961
Alexandria Real Estate Equities, Inc.	10,709	1,553,126
American Tower Corp.	8,650	2,210,853
Americold Realty Trust, Inc.	26,656	800,746
Corporate Office Properties Trust	11,451	299,902
Cousins Properties, Inc.	14,820	433,189
Crown Castle International Corp.	11,381	1,916,333
Digital Realty Trust, Inc.	16,198	2,102,986
DigitalBridge Group, Inc.*	54,219	264,589
Douglas Emmett, Inc.	16,804	376,073
Duke Realty Corp.	36,119	1,984,739
EastGroup Properties, Inc.	4,094	631,827
Equinix, Inc.	2,848	1,871,193
Hudson Pacific Properties, Inc.	14,480	214,883
JBG SMITH Properties	11,981	283,231
Kilroy Realty Corp.	11,620	608,075
LXP Industrial Trust	28,074	301,515
Prologis, Inc.	13,544	1,593,452
Radius Global Infrastructure, Inc., Class A*	8,415	128,413
Rexford Industrial Realty, Inc.	16,092	926,738
SBA Communications Corp.	6,054	1,937,583
Switch, Inc., Class A	19,753	661,725
Terreno Realty Corp.	7,660	426,892

Total United States		22,867,024

TOTAL COMMON STOCKS (Cost: $46,798,249)		39,093,866

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%

United States - 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $2,383,994)	2,383,994	2,383,994

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $49,182,243)		41,477,860
Other Assets less Liabilities - (5.3)%		(2,104,084)

NET ASSETS - 100.0%		$39,373,776

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $35,188, which represents 0.09% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2022

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,590,815. The Fund also had securities on loan having a total market value of $209,491 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,990,267. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $606,273.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/1/2022	23,006	AUD	2,162,187	JPY	$—	$(95)
Deutsche Bank AG	7/1/2022	13,645	SGD	9,791	USD	13	—

						$13	$(95)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$2,668,839	$—	$35,188	*	$2,704,027
Other	36,389,839	—	—		36,389,839
Investment of Cash Collateral for Securities Loaned	—	2,383,994	—		2,383,994

Total Investments in Securities	$39,058,678	$2,383,994	$35,188		$41,477,860

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$13	$—		$13
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(95)	$—		$(95)

Total - Net	$39,058,678	$2,383,912	$35,188		$41,477,778

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 96.8%

Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	9,825	$1,297,490
HEICO Corp.	28,603	3,750,425
L3Harris Technologies, Inc.	5,789	1,399,201
Textron, Inc.	18,517	1,130,833

Total Aerospace & Defense		7,577,949

Auto Components - 1.2%
Gentex Corp.	176,528	4,937,488

Banks - 4.2%
Bank of America Corp.	114,988	3,579,576
Citigroup, Inc.	171,496	7,887,101
JPMorgan Chase & Co.	13,010	1,465,056
U.S. Bancorp	22,779	1,048,290
Wells Fargo & Co.	88,380	3,461,845

Total Banks		17,441,868

Beverages - 2.5%
Keurig Dr. Pepper, Inc.	290,431	10,278,353

Biotechnology - 2.0%
Gilead Sciences, Inc.	137,630	8,506,910

Building Products - 0.5%
Allegion PLC	10,412	1,019,335
Johnson Controls International PLC	21,325	1,021,041

Total Building Products		2,040,376

Capital Markets - 6.9%
CME Group, Inc.	42,091	8,616,028
Franklin Resources, Inc.	137,359	3,201,838
Intercontinental Exchange, Inc.	76,290	7,174,312
Nasdaq, Inc.	31,443	4,796,315
SEI Investments Co.	75,598	4,083,804
Stifel Financial Corp.	18,115	1,014,802

Total Capital Markets		28,887,099

Chemicals - 4.3%
Eastman Chemical Co.	73,440	6,592,709
Element Solutions, Inc.	67,702	1,205,096
FMC Corp.	14,033	1,501,671
PPG Industries, Inc.	65,063	7,439,303
Valvoline, Inc.	51,405	1,482,006

Total Chemicals		18,220,785

Communications Equipment - 1.4%
Cisco Systems, Inc.	66,039	2,815,903
Juniper Networks, Inc.	104,570	2,980,245

Total Communications Equipment		5,796,148

Containers & Packaging - 1.0%
Amcor PLC	351,378	4,367,629

Distributors - 2.4%
Genuine Parts Co.	56,109	7,462,497
LKQ Corp.	48,848	2,397,948

Total Distributors		9,860,445

Electric Utilities - 2.5%
Avangrid, Inc.(a)	59,598	2,748,660
PPL Corp.	285,013	7,732,403

Total Electric Utilities		10,481,063

Electrical Equipment - 1.7%
AMETEK, Inc.	37,895	4,164,282
Eaton Corp. PLC	21,805	2,747,212

Total Electrical Equipment		6,911,494

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	58,412	1,840,562

Entertainment - 0.3%
Electronic Arts, Inc.	9,724	1,182,925

Equity Real Estate Investment Trusts (REITs) - 1.4%
SBA Communications Corp.	13,262	4,244,503
VICI Properties, Inc.(a)	55,765	1,661,240

Total Equity Real Estate Investment Trusts (REITs)		5,905,743

Food Products - 3.6%
Flowers Foods, Inc.	242,536	6,383,547
Mondelez International, Inc., Class A	139,721	8,675,277

Total Food Products		15,058,824

Gas Utilities - 0.6%
UGI Corp.	65,271	2,520,113

Health Care Equipment & Supplies - 11.4%
Abbott Laboratories	70,460	7,655,479
Baxter International, Inc.	83,147	5,340,532
Becton Dickinson and Co.	29,810	7,349,059
Boston Scientific Corp.*	62,357	2,324,045
Dentsply Sirona, Inc.	77,571	2,771,612
Globus Medical, Inc., Class A*	18,850	1,058,239
Integra LifeSciences Holdings Corp.*	34,145	1,844,854
Medtronic PLC	104,923	9,416,839
Stryker Corp.	17,245	3,430,548
Zimmer Biomet Holdings, Inc.	64,207	6,745,588

Total Health Care Equipment & Supplies		47,936,795

Health Care Providers & Services - 2.7%
Cigna Corp.	25,130	6,622,257
UnitedHealth Group, Inc.	9,171	4,710,501

Total Health Care Providers & Services		11,332,758

Household Products - 2.2%
Colgate-Palmolive Co.	28,319	2,269,485
Procter & Gamble Co.	40,866	5,876,122
Reynolds Consumer Products, Inc.(a)	42,703	1,164,511

Total Household Products		9,310,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2022

Investments	Shares	Value
Industrial Conglomerates - 2.0%
3M Co.	30,521	$3,949,723
Honeywell International, Inc.	24,974	4,340,731

Total Industrial Conglomerates		8,290,454

Insurance - 7.9%
Allstate Corp.	62,246	7,888,435
Arthur J Gallagher & Co.	25,841	4,213,117
Brown & Brown, Inc.	213,017	12,427,412
Old Republic International Corp.	178,820	3,998,415
Reinsurance Group of America, Inc.	40,262	4,722,330

Total Insurance		33,249,709

Interactive Media & Services - 0.4%
Meta Platforms, Inc., Class A*	11,285	1,819,706

IT Services - 3.7%
Bread Financial Holdings, Inc.	44,725	1,657,508
Genpact Ltd.	209,581	8,877,851
GoDaddy, Inc., Class A*	39,031	2,714,996
Jack Henry & Associates, Inc.	6,178	1,112,164
Paysafe Ltd.*(a)	545,003	1,062,756

Total IT Services		15,425,275

Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	69,968	8,310,099
IQVIA Holdings, Inc.*	26,131	5,670,166

Total Life Sciences Tools & Services		13,980,265

Machinery - 7.2%
Allison Transmission Holdings, Inc.	31,376	1,206,407
Donaldson Co., Inc.	73,816	3,553,502
Dover Corp.	18,748	2,274,507
Fortive Corp.	124,952	6,794,890
Lincoln Electric Holdings, Inc.	28,414	3,505,151
Nordson Corp.	19,419	3,931,183
Otis Worldwide Corp.	94,366	6,668,845
PACCAR, Inc.	13,385	1,102,121
Toro Co.	14,090	1,067,881

Total Machinery		30,104,487

Media - 3.5%
Charter Communications, Inc., Class A*	2,383	1,116,507
Comcast Corp., Class A	260,408	10,218,410
DISH Network Corp., Class A*(a)	50,916	912,924
Fox Corp., Class B	39,801	1,182,090
Sirius XM Holdings, Inc.(a)	217,949	1,336,027

Total Media		14,765,958

Oil, Gas & Consumable Fuels - 4.6%
Coterra Energy, Inc.	13,541	349,222
Kinder Morgan, Inc.	561,895	9,417,360
Marathon Oil Corp.	63,598	1,429,683
Occidental Petroleum Corp.	20,120	1,184,666
Williams Cos., Inc.	225,783	7,046,688

Total Oil, Gas & Consumable Fuels		19,427,619

Road & Rail - 1.6%
CSX Corp.	225,238	6,545,416

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	251,213	9,397,878

Software - 2.6%
Roper Technologies, Inc.	27,744	10,949,170

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	152,005	2,015,586

Tobacco - 2.3%
Altria Group, Inc.	102,292	4,272,737
Philip Morris International, Inc.	54,691	5,400,189

Total Tobacco		9,672,926

Total United States		406,039,894

Netherlands - 1.7%

Life Sciences Tools & Services - 1.7%
QIAGEN NV*	154,785	7,305,852

United Kingdom - 0.9%

Machinery - 0.9%
Pentair PLC	84,317	3,859,189

TOTAL COMMON STOCKS (Cost: $478,955,848)		417,204,935

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
iShares Russell 1000 Value ETF (Cost: $369,786)	2,427	351,842

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $1,416,669)	1,416,669	1,416,669

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $480,742,303)		418,973,446
Other Assets less Liabilities - 0.2%		653,019

NET ASSETS - 100.0%		$419,626,465

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,821,230 and the total market value of the collateral held by the Fund was $8,116,492. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,699,823.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$417,204,935	$—	$—	$417,204,935
Exchange-Traded Fund	351,842	—	—	351,842
Investment of Cash Collateral for Securities Loaned	—	1,416,669	—	1,416,669

Total Investments in Securities	$417,556,777	$1,416,669	$—	$418,973,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	913	$92,551
Expeditors International of Washington, Inc.	1,095	106,719
FedEx Corp.	1,106	250,741
United Parcel Service, Inc., Class B	2,266	413,635

Total Air Freight & Logistics		863,646

Auto Components - 0.4%
BorgWarner, Inc.	3,764	125,604
Gentex Corp.	4,441	124,215

Total Auto Components		249,819

Automobiles - 0.7%
Ford Motor Co.	18,728	208,442
General Motors Co.*	7,147	226,989

Total Automobiles		435,431

Banks - 4.0%
Bank of America Corp.	15,864	493,846
Citigroup, Inc.	5,757	264,764
Citizens Financial Group, Inc.	2,469	88,119
Commerce Bancshares, Inc.	1,437	94,339
Fifth Third Bancorp	4,229	142,094
JPMorgan Chase & Co.	5,179	583,207
KeyCorp	7,984	137,564
PNC Financial Services Group, Inc.	1,375	216,934
Regions Financial Corp.	7,181	134,644
Synovus Financial Corp.	1,719	61,970
Truist Financial Corp.	3,904	185,167
U.S. Bancorp	4,509	207,504
Valley National Bancorp	3,053	31,782

Total Banks		2,641,934

Beverages - 1.7%
Brown-Forman Corp., Class B	2,357	165,367
Constellation Brands, Inc., Class A	580	135,175
Keurig Dr. Pepper, Inc.	5,731	202,820
Molson Coors Beverage Co., Class B	2,659	144,942
PepsiCo, Inc.	2,740	456,648

Total Beverages		1,104,952

Biotechnology - 2.9%
AbbVie, Inc.	3,203	490,571
Amgen, Inc.	1,267	308,261
Biogen, Inc.*	888	181,099
Exelixis, Inc.*	1,736	36,144
Gilead Sciences, Inc.	3,689	228,017
Halozyme Therapeutics, Inc.*	1,135	49,940
Incyte Corp.*	1,072	81,440
Moderna, Inc.*	906	129,422
Regeneron Pharmaceuticals, Inc.*	328	193,891
United Therapeutics Corp.*	238	56,082
Vertex Pharmaceuticals, Inc.*	609	171,610

Total Biotechnology		1,926,477

Building Products - 0.9%
A.O. Smith Corp.	1,334	72,943
Carrier Global Corp.	4,014	143,139
Lennox International, Inc.	541	111,765
Masco Corp.	2,413	122,098
Owens Corning	1,898	141,041

Total Building Products		590,986

Capital Markets - 2.0%
Ameriprise Financial, Inc.	538	127,872
Bank of New York Mellon Corp.	4,337	180,896
Franklin Resources, Inc.	4,506	105,035
Goldman Sachs Group, Inc.	871	258,704
Houlihan Lokey, Inc.	337	26,599
Jefferies Financial Group, Inc.	2,617	72,282
Morgan Stanley	4,083	310,553
Northern Trust Corp.	1,502	144,913
SEI Investments Co.	1,507	81,408

Total Capital Markets		1,308,262

Chemicals - 1.4%
CF Industries Holdings, Inc.	2,069	177,375
Chemours Co.	3,806	121,868
Dow, Inc.	4,778	246,593
Huntsman Corp.	5,230	148,270
Mosaic Co.	3,304	156,048
Westlake Corp.	533	52,245

Total Chemicals		902,399

Commercial Services & Supplies - 0.7%
Republic Services, Inc.	1,490	194,996
Waste Management, Inc.	1,622	248,134

Total Commercial Services & Supplies		443,130

Communications Equipment - 1.2%
Ciena Corp.*	2,728	124,669
Cisco Systems, Inc.	12,498	532,915
Juniper Networks, Inc.	5,756	164,046

Total Communications Equipment		821,630

Construction & Engineering - 0.2%
AECOM	1,910	124,570

Consumer Finance - 1.1%
Ally Financial, Inc.	2,593	86,892
American Express Co.	1,949	270,170
Capital One Financial Corp.	1,641	170,976
Credit Acceptance Corp.*(a)	25	11,835
Discover Financial Services	1,221	115,482
Synchrony Financial	3,480	96,118

Total Consumer Finance		751,473

Containers & Packaging - 0.2%
Packaging Corp. of America	885	121,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2022

Investments	Shares	Value
Distributors - 0.1%
Genuine Parts Co.	720	$95,760

Diversified Consumer Services - 0.3%
H&R Block, Inc.	3,462	122,278
Service Corp. International	1,227	84,810

Total Diversified Consumer Services		207,088

Diversified Financial Services - 0.2%
Voya Financial, Inc.	2,271	135,193

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	25,696	538,588
Verizon Communications, Inc.	13,129	666,297

Total Diversified Telecommunication Services		1,204,885

Electric Utilities - 1.3%
Avangrid, Inc.	4,443	204,911
Edison International	2,988	188,961
Eversource Energy	2,532	213,878
Exelon Corp.	5,560	251,980

Total Electric Utilities		859,730

Electrical Equipment - 0.3%
Acuity Brands, Inc.	672	103,515
Hubbell, Inc.	459	81,968

Total Electrical Equipment		185,483

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	1,448	162,306
Corning, Inc.	5,340	168,264
Jabil, Inc.	3,072	157,317
Keysight Technologies, Inc.*	1,602	220,836

Total Electronic Equipment, Instruments & Components		708,723

Entertainment - 0.5%
Activision Blizzard, Inc.	1,664	129,559
Electronic Arts, Inc.	1,156	140,628
Liberty Media Corp. - Liberty Formula One, Class C*	1,224	77,687

Total Entertainment		347,874

Equity Real Estate Investment Trusts (REITs) - 2.4%
Apartment Income REIT Corp.	2,915	121,264
Brixmor Property Group, Inc.	6,446	130,274
Healthpeak Properties, Inc.	7,151	185,282
Host Hotels & Resorts, Inc.	9,856	154,542
Iron Mountain, Inc.	3,983	193,932
Kilroy Realty Corp.	3,702	193,726
Omega Healthcare Investors, Inc.	759	21,396
Rayonier, Inc.	1,488	55,621
Ventas, Inc.	4,192	215,595
W.P. Carey, Inc.	1,332	110,370
Weyerhaeuser Co.	6,031	199,747

Total Equity Real Estate Investment Trusts (REITs)		1,581,749

Food Products - 3.5%
Archer-Daniels-Midland Co.	2,190	169,944
Campbell Soup Co.	3,650	175,383
Conagra Brands, Inc.	4,762	163,051
Darling Ingredients, Inc.*	1,250	74,750
Flowers Foods, Inc.	3,492	91,909
General Mills, Inc.	3,005	226,727
Hershey Co.	996	214,299
Hormel Foods Corp.	3,646	172,675
J.M. Smucker Co.	1,025	131,210
Kellogg Co.	2,562	182,773
Kraft Heinz Co.	4,258	162,400
McCormick & Co., Inc., Non-Voting Shares	1,904	158,508
Mondelez International, Inc., Class A	3,918	243,269
Pilgrim’s Pride Corp.*	2,263	70,674
Tyson Foods, Inc., Class A	1,300	111,878

Total Food Products		2,349,450

Gas Utilities - 0.5%
Atmos Energy Corp.	924	103,580
National Fuel Gas Co.	1,007	66,512
Southwest Gas Holdings, Inc.*	933	81,246
UGI Corp.	2,804	108,263

Total Gas Utilities		359,601

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	3,490	379,189
Baxter International, Inc.	2,706	173,806
Becton Dickinson and Co.	928	228,780
Boston Scientific Corp.*	5,177	192,947
Dentsply Sirona, Inc.	2,585	92,362
Edwards Lifesciences Corp.*	2,302	218,897
Envista Holdings Corp.*	1,317	50,757
Hologic, Inc.*	1,496	103,673
ResMed, Inc.	640	134,163
Teleflex, Inc.	220	54,087
Zimmer Biomet Holdings, Inc.	1,186	124,601

Total Health Care Equipment & Supplies		1,753,262

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.*	538	36,385
AmerisourceBergen Corp.	1,086	153,647
Cardinal Health, Inc.	2,615	136,686
Centene Corp.*	1,812	153,313
Chemed Corp.	27	12,674
Cigna Corp.	954	251,398
CVS Health Corp.	3,199	296,419
DaVita, Inc.*	1,285	102,749
Elevance Health, Inc.	594	286,653
Encompass Health Corp.	1,328	74,434
HCA Healthcare, Inc.	687	115,457
Henry Schein, Inc.*	1,286	98,688
Humana, Inc.	486	227,482
Laboratory Corp. of America Holdings	457	107,103
McKesson Corp.	562	183,330
Molina Healthcare, Inc.*	217	60,675
Quest Diagnostics, Inc.	928	123,405
Tenet Healthcare Corp.*	1,296	68,118
UnitedHealth Group, Inc.	1,501	770,959
Universal Health Services, Inc., Class B	306	30,817

Total Health Care Providers & Services		3,290,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2022

Investments	Shares	Value
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	1,181	$133,595
Expedia Group, Inc.*	509	48,268
Marriott Vacations Worldwide Corp.	612	71,114
McDonald’s Corp.	1,812	447,347
Starbucks Corp.	3,845	293,720
Yum! Brands, Inc.	1,859	211,015

Total Hotels, Restaurants & Leisure		1,205,059

Household Durables - 0.6%
Newell Brands, Inc.	6,860	130,614
PulteGroup, Inc.	2,086	82,668
Whirlpool Corp.	1,003	155,335

Total Household Durables		368,617

Household Products - 2.0%
Church & Dwight Co., Inc.	1,449	134,264
Clorox Co.	1,200	169,176
Colgate-Palmolive Co.	2,870	230,002
Kimberly-Clark Corp.	1,353	182,858
Procter & Gamble Co.	4,235	608,951
Reynolds Consumer Products, Inc.	730	19,907

Total Household Products		1,345,158

Industrial Conglomerates - 0.4%
3M Co.	2,145	277,584

Insurance - 4.0%
Aflac, Inc.	3,246	179,601
Alleghany Corp.*	75	62,483
Allstate Corp.	1,445	183,125
American Financial Group, Inc.	535	74,263
American International Group, Inc.	2,573	131,558
Assurant, Inc.	584	100,944
Cincinnati Financial Corp.	670	79,717
CNA Financial Corp.	1,816	81,538
Fidelity National Financial, Inc.	1,321	48,824
First American Financial Corp.	1,394	73,770
Lincoln National Corp.	2,693	125,952
Markel Corp.*	38	49,144
Marsh & McLennan Cos., Inc.	1,300	201,825
MetLife, Inc.	3,327	208,902
Old Republic International Corp.	724	16,189
Principal Financial Group, Inc.	2,192	146,404
Progressive Corp.	1,623	188,706
Prudential Financial, Inc.	1,861	178,060
Reinsurance Group of America, Inc.	735	86,208
RLI Corp.	293	34,161
Travelers Cos., Inc.	1,090	184,352
Unum Group	3,544	120,567
W.R. Berkley Corp.	1,344	91,741

Total Insurance		2,648,034

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A*	1,430	3,116,342

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	17,050	1,810,880
eBay, Inc.	4,094	170,597

Total Internet & Direct Marketing Retail		1,981,477

IT Services - 6.8%
Akamai Technologies, Inc.*	1,876	171,335
Automatic Data Processing, Inc.	1,615	339,215
Cognizant Technology Solutions Corp., Class A	3,329	224,674
Concentrix Corp.	869	117,871
DXC Technology Co.*	4,868	147,549
EPAM Systems, Inc.*	436	128,524
Fidelity National Information Services, Inc.	2,250	206,257
Fiserv, Inc.*	2,021	179,808
Gartner, Inc.*	476	115,111
Global Payments, Inc.	951	105,219
GoDaddy, Inc., Class A*	699	48,622
International Business Machines Corp.	3,084	435,430
Jack Henry & Associates, Inc.	380	68,408
MasterCard, Inc., Class A	2,445	771,349
PayPal Holdings, Inc.*	4,069	284,179
Visa, Inc., Class A	4,925	969,683
Western Union Co.	6,597	108,653
WEX, Inc.*	623	96,914

Total IT Services		4,518,801

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	1,478	175,542
IQVIA Holdings, Inc.*	648	140,610
Thermo Fisher Scientific, Inc.	728	395,508
Waters Corp.*	312	103,266
West Pharmaceutical Services, Inc.	412	124,576

Total Life Sciences Tools & Services		939,502

Machinery - 2.0%
AGCO Corp.	1,119	110,445
Caterpillar, Inc.	1,506	269,213
Deere & Co.	873	261,437
Donaldson Co., Inc.	1,873	90,166
Dover Corp.	1,018	123,504
Lincoln Electric Holdings, Inc.	1,009	124,470
PACCAR, Inc.	1,432	117,911
Snap-on, Inc.	345	67,976
Stanley Black & Decker, Inc.	1,627	170,607

Total Machinery		1,335,729

Media - 2.4%
Charter Communications, Inc., Class A*	479	224,426
Comcast Corp., Class A	13,707	537,863
Fox Corp., Class A	2,544	81,815
Interpublic Group of Cos., Inc.	6,613	182,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2022

Investments	Shares	Value
Liberty Media Corp. - Liberty SiriusXM, Series C*	1,868	$67,341
News Corp., Class A	6,091	94,898
Nexstar Media Group, Inc., Class A	162	26,386
Omnicom Group, Inc.	2,062	131,164
Paramount Global, Class B	5,738	141,614
Sirius XM Holdings, Inc.(a)	18,614	114,104

Total Media		1,601,667

Metals & Mining - 1.0%
Cleveland-Cliffs, Inc.*	4,975	76,466
Nucor Corp.	1,127	117,670
Reliance Steel & Aluminum Co.	576	97,839
Southern Copper Corp.	3,646	181,607
Steel Dynamics, Inc.	1,685	111,463
United States Steel Corp.	2,538	45,456

Total Metals & Mining		630,501

Multi-Utilities - 0.7%
Consolidated Edison, Inc.	2,218	210,932
Sempra Energy	1,750	262,972

Total Multi-Utilities		473,904

Multiline Retail - 0.6%
Dillard’s, Inc., Class A	134	29,556
Macy’s, Inc.	6,412	117,468
Target Corp.	1,912	270,032

Total Multiline Retail		417,056

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	4,694	361,438
Eli Lilly & Co.	1,667	540,492
Johnson & Johnson	4,247	753,885
Merck & Co., Inc.	4,919	448,465
Pfizer, Inc.	9,475	496,774

Total Pharmaceuticals		2,601,054

Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.	1,804	163,009
FTI Consulting, Inc.*	782	141,425
Robert Half International, Inc.	1,610	120,573
Verisk Analytics, Inc.	1,057	182,956

Total Professional Services		607,963

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	3,055	224,879
Jones Lang LaSalle, Inc.*	982	171,712

Total Real Estate Management & Development		396,591

Road & Rail - 0.8%
Avis Budget Group, Inc.*	728	107,074
JB Hunt Transport Services, Inc.	525	82,672
Knight-Swift Transportation Holdings, Inc.	850	39,347
Landstar System, Inc.	202	29,375
Norfolk Southern Corp.	931	211,607
XPO Logistics, Inc.*	1,814	87,362

Total Road & Rail		557,437

Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	3,394	308,786
Intel Corp.	12,681	474,396
Lam Research Corp.	603	256,969
QUALCOMM, Inc.	3,410	435,593

Total Semiconductors & Semiconductor Equipment		1,475,744

Software - 9.3%
Adobe, Inc.*	1,369	501,136
AppLovin Corp., Class A*(a)	5,498	189,351
Black Knight, Inc.*	1,446	94,554
Dolby Laboratories, Inc., Class A	1,658	118,646
Dropbox, Inc., Class A*	3,438	72,164
Fair Isaac Corp.*	212	84,991
Microsoft Corp.	15,131	3,886,095
NortonLifeLock, Inc.	8,793	193,094
Oracle Corp.	7,564	528,497
PTC, Inc.*	870	92,516
Synopsys, Inc.*	628	190,723
VMware, Inc., Class A	2,109	240,384

Total Software		6,192,151

Specialty Retail - 3.4%
AutoNation, Inc.*	407	45,486
AutoZone, Inc.*	81	174,079
Best Buy Co., Inc.	2,665	173,731
Burlington Stores, Inc.*	734	99,993
Home Depot, Inc.	2,126	583,098
Lithia Motors, Inc.	315	86,565
Lowe’s Cos., Inc.	1,893	330,650
O’Reilly Automotive, Inc.*	137	86,551
Penske Automotive Group, Inc.	1,024	107,203
TJX Cos., Inc.	4,297	239,988
Tractor Supply Co.	812	157,406
Williams-Sonoma, Inc.	1,239	137,467

Total Specialty Retail		2,222,217

Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	32,897	4,497,678
Hewlett Packard Enterprise Co.	16,187	214,640
HP, Inc.	7,596	248,997
NetApp, Inc.	2,514	164,013
Western Digital Corp.*	2,917	130,769

Total Technology Hardware, Storage & Peripherals		5,256,097

Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	3,721	113,565

Trading Companies & Distributors - 0.4%
United Rentals, Inc.*	545	132,386
WESCO International, Inc.*	972	104,101

Total Trading Companies & Distributors		236,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2022

Investments	Shares	Value
Water Utilities - 0.6%
American Water Works Co., Inc.	1,571	$233,718
Essential Utilities, Inc.	3,145	144,198

Total Water Utilities		377,916

TOTAL COMMON STOCKS (Cost: $59,973,096)		66,262,239

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $287,587)	287,587	287,587

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $60,260,683)		66,549,826
Other Assets less Liabilities - (0.3)%		(194,383)

NET ASSETS - 100.0%		$66,355,443

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $283,514 and the total market value of the collateral held by the Fund was $293,731. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,144.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$66,262,239	$—	$—	$66,262,239
Investment of Cash Collateral for Securities Loaned	—	287,587	—	287,587

Total Investments in Securities	$66,262,239	$287,587	$—	$66,549,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 100.0%

United States - 97.8%

Automobiles - 2.0%
Tesla, Inc.*	84	$56,567

Biotechnology - 5.0%
AbbVie, Inc.	288	44,110
Regeneron Pharmaceuticals, Inc.*	102	60,295
Vertex Pharmaceuticals, Inc.*	136	38,324

Total Biotechnology		142,729

Building Products - 1.1%
Builders FirstSource, Inc.*	574	30,824

Capital Markets - 2.4%
FactSet Research Systems, Inc.	179	68,838

Chemicals - 4.8%
Albemarle Corp.	145	30,302
CF Industries Holdings, Inc.	350	30,006
Mosaic Co.	1,093	51,622
Westlake Corp.	281	27,544

Total Chemicals		139,474

Commercial Services & Supplies - 4.4%
Tetra Tech, Inc.	451	61,584
Waste Connections, Inc.	527	65,327

Total Commercial Services & Supplies		126,911

Construction & Engineering - 1.0%
WillScot Mobile Mini Holdings Corp.*	886	28,724

Consumer Finance - 1.0%
Credit Acceptance Corp.*	59	27,931

Electric Utilities - 1.0%
PG&E Corp.*	2,796	27,904

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc.*	343	38,447

Food Products - 3.5%
Hershey Co.	176	37,868
Hostess Brands, Inc.*	3,012	63,885

Total Food Products		101,753

Health Care Equipment & Supplies - 1.3%
Hologic, Inc.*	524	36,313

Health Care Providers & Services - 2.7%
Centene Corp.*	432	36,551
Henry Schein, Inc.*	540	41,440

Total Health Care Providers & Services		77,991

Hotels, Restaurants & Leisure - 7.9%
Choice Hotels International, Inc.	537	59,945
Hilton Worldwide Holdings, Inc.	271	30,200
Hyatt Hotels Corp., Class A*	370	27,347
Marriott International, Inc., Class A	216	29,378
SeaWorld Entertainment, Inc.*	1,155	51,028
Wyndham Hotels & Resorts, Inc.	467	30,691

Total Hotels, Restaurants & Leisure		228,589

Insurance - 13.0%
Aon PLC, Class A	230	62,026
Arch Capital Group Ltd.*	1,525	69,372
Arthur J Gallagher & Co.	201	32,771
Brighthouse Financial, Inc.*	756	31,011
Brown & Brown, Inc.	1,046	61,024
Markel Corp.*	30	38,798
Marsh & McLennan Cos., Inc.	250	38,812
W.R. Berkley Corp.	606	41,366

Total Insurance		375,180

IT Services - 2.1%
Akamai Technologies, Inc.*	353	32,240
Paychex, Inc.	260	29,606

Total IT Services		61,846

Leisure Products - 1.1%
Mattel, Inc.*	1,466	32,736

Machinery - 1.0%
Chart Industries, Inc.*	173	28,957

Metals & Mining - 9.8%
Cleveland-Cliffs, Inc.*	2,969	45,634
Commercial Metals Co.	1,602	53,026
MP Materials Corp.*	1,564	50,173
Nucor Corp.	486	50,743
Reliance Steel & Aluminum Co.	185	31,424
Steel Dynamics, Inc.	782	51,729

Total Metals & Mining		282,729

Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	473	24,790

Pharmaceuticals - 4.1%
Eli Lilly & Co.	116	37,610
Merck & Co., Inc.	475	43,306
Pfizer, Inc.	688	36,072

Total Pharmaceuticals		116,988

Professional Services - 7.0%
ASGN, Inc.*	373	33,663
Exponent, Inc.	705	64,486
FTI Consulting, Inc.*	229	41,415
Verisk Analytics, Inc.	355	61,447

Total Professional Services		201,011

Road & Rail - 3.0%
Avis Budget Group, Inc.*	347	51,037
Union Pacific Corp.	163	34,764

Total Road & Rail		85,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2022

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom, Inc.	64	$31,092
Power Integrations, Inc.	425	31,879

Total Semiconductors & Semiconductor Equipment		62,971

Software - 7.9%
Aspen Technology, Inc.*	189	34,716
Box, Inc., Class A*	1,196	30,068
Fortinet, Inc.*	545	30,836
Palo Alto Networks, Inc.*	63	31,118
Qualys, Inc.*	251	31,661
Roper Technologies, Inc.	96	37,886
Synopsys, Inc.*	103	31,281

Total Software		227,566

Specialty Retail - 3.2%
AutoZone, Inc.*	15	32,237
O’Reilly Automotive, Inc.*	96	60,649

Total Specialty Retail		92,886

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	423	57,833
Pure Storage, Inc., Class A*	1,203	30,929
Total Technology Hardware, Storage & Peripherals		88,762

Total United States		2,815,218

Canada - 1.0%

Chemicals - 1.0%
Nutrien Ltd.	356	28,370

Israel - 1.2%

Software - 1.2%
Check Point Software Technologies Ltd.*	278	33,855

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,969,537)		2,877,443
Other Assets less Liabilities - 0.0%		1,239

NET ASSETS - 100.0%		$2,878,682

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,877,443	$—	$—	$2,877,443

Total Investments in Securities	$2,877,443	$—	$—	$2,877,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.6%
Lockheed Martin Corp.	40,989	$17,623,630

Banks - 6.1%
Associated Banc-Corp.	24,222	442,294
Atlantic Union Bankshares Corp.	13,946	473,048
Bank of Hawaii Corp.	7,957	592,001
Banner Corp.	4,950	278,240
Brookline Bancorp, Inc.	14,720	195,923
Camden National Corp.	3,209	141,356
Cathay General Bancorp	20,058	785,271
Central Pacific Financial Corp.	8,181	175,482
Citigroup, Inc.	289,031	13,292,536
Citizens & Northern Corp.(a)	6,280	151,788
Citizens Financial Group, Inc.	62,536	2,231,910
City Holding Co.	4,195	335,097
Columbia Banking System, Inc.(a)	12,362	354,171
Comerica, Inc.	18,427	1,352,173
Community Trust Bancorp, Inc.	4,459	180,322
CVB Financial Corp.	25,842	641,140
Dime Community Bancshares, Inc.(a)	6,600	195,690
Farmers National Banc Corp.	9,281	139,215
Fifth Third Bancorp	84,844	2,850,758
Financial Institutions, Inc.	5,391	140,274
First Bancorp, Inc.	4,402	132,632
First Busey Corp.	11,718	267,756
First Commonwealth Financial Corp.	19,222	257,959
First Community Bankshares, Inc.	5,222	153,579
First Financial Bancorp	18,735	363,459
First Hawaiian, Inc.	22,211	504,412
First Horizon Corp.	88,239	1,928,905
First Interstate BancSystem, Inc., Class A	7,312	278,660
First of Long Island Corp.	6,780	118,853
Flushing Financial Corp.	8,887	188,938
FNB Corp.	45,344	492,436
Fulton Financial Corp.	21,346	308,450
HBT Financial, Inc.	9,119	162,957
Heritage Commerce Corp.	19,779	211,438
Heritage Financial Corp.	6,837	172,019
Hope Bancorp, Inc.	28,125	389,250
Horizon Bancorp, Inc.	8,217	143,140
Independent Bank Corp.	7,322	141,168
International Bancshares Corp.	9,378	375,870
KeyCorp	140,649	2,423,382
Lakeland Bancorp, Inc.	11,148	162,984
M&T Bank Corp.	27,844	4,438,055
Mercantile Bank Corp.	4,076	130,228
Midland States Bancorp, Inc.	8,135	195,565
MidWestOne Financial Group, Inc.	194	5,766
NBT Bancorp, Inc.(a)	6,759	254,071
Northwest Bancshares, Inc.(a)	30,917	395,738
OceanFirst Financial Corp.	9,580	183,265
Old National Bancorp	32,973	487,671
Pacific Premier Bancorp, Inc.	14,488	423,629
Park National Corp.(a)	3,630	440,138
Peoples Bancorp, Inc.(a)	6,578	174,975
Premier Financial Corp.	7,298	185,004
Prosperity Bancshares, Inc.	12,053	822,858
Regions Financial Corp.	130,172	2,440,725
Sandy Spring Bancorp, Inc.	8,230	321,546
Southside Bancshares, Inc.	8,238	308,266
Synovus Financial Corp.	18,094	652,289
Tompkins Financial Corp.(a)	2,716	195,824
Truist Financial Corp.	190,136	9,018,150
Trustmark Corp.	7,958	232,294
U.S. Bancorp	215,661	9,924,719
Umpqua Holdings Corp.	58,752	985,271
United Bankshares, Inc.	21,350	748,744
Univest Financial Corp.	7,187	182,837
Valley National Bancorp	54,351	565,794
Washington Federal, Inc.	6,550	196,631
Washington Trust Bancorp, Inc.	4,881	236,094
Webster Financial Corp.	10,599	446,748
WesBanco, Inc.	17,251	547,029
West Bancorp, Inc.	6,213	151,224

Total Banks		69,418,084

Beverages - 5.0%
Coca-Cola Co.	894,326	56,262,049

Biotechnology - 8.7%
AbbVie, Inc.	370,683	56,773,808
Amgen, Inc.	85,682	20,846,431
Gilead Sciences, Inc.	346,674	21,427,920

Total Biotechnology		99,048,159

Capital Markets - 3.2%
Artisan Partners Asset Management, Inc., Class A(a)	25,708	914,434
B. Riley Financial, Inc.(a)	10,081	425,922
Blackstone, Inc.	149,958	13,680,668
Federated Hermes, Inc., Class B	13,275	422,012
Franklin Resources, Inc.	77,657	1,810,185
GCM Grosvenor, Inc., Class A(a)	6,397	43,820
Moelis & Co., Class A	17,043	670,642
Morgan Stanley	228,340	17,367,540
Sculptor Capital Management, Inc.(a)	7,640	63,794
Virtu Financial, Inc., Class A	27,922	653,654

Total Capital Markets		36,052,671

Chemicals - 1.0%
Cabot Corp.(a)	6,762	431,348
Chemours Co.	23,928	766,174
Dow, Inc.	173,400	8,949,174
Kronos Worldwide, Inc.	29,807	548,449
Schweitzer-Mauduit International, Inc.	8,572	215,329

Total Chemicals		10,910,474

Commercial Services & Supplies - 0.1%
ACCO Brands Corp.	17,230	112,512
Deluxe Corp.	7,148	154,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2022

Investments	Shares	Value
Ennis, Inc.	8,539	$172,744
Healthcare Services Group, Inc.	17,117	298,007
HNI Corp.	8,513	295,316
Pitney Bowes, Inc.	28,549	103,347
Steelcase, Inc., Class A	19,965	214,225

Total Commercial Services & Supplies		1,351,048

Communications Equipment - 1.9%
Cisco Systems, Inc.	494,399	21,081,173

Construction & Engineering - 0.1%
MDU Resources Group, Inc.	40,377	1,089,775

Consumer Finance - 0.2%
Navient Corp.	22,021	308,074
OneMain Holdings, Inc.	47,976	1,793,343

Total Consumer Finance		2,101,417

Containers & Packaging - 0.5%
Greif, Inc., Class B	5,308	330,635
International Paper Co.	69,368	2,901,664
Packaging Corp. of America	12,515	1,720,813
Sonoco Products Co.	13,256	756,122

Total Containers & Packaging		5,709,234

Diversified Consumer Services - 0.1%
H&R Block, Inc.	35,080	1,239,026
Strategic Education, Inc.(a)	4,580	323,256

Total Diversified Consumer Services		1,562,282

Diversified Telecommunication Services - 4.3%
Cogent Communications Holdings, Inc.	14,006	851,005
Verizon Communications, Inc.	949,306	48,177,279

Total Diversified Telecommunication Services		49,028,284

Electric Utilities - 7.8%
ALLETE, Inc.	9,671	568,461
Alliant Energy Corp.	31,108	1,823,240
American Electric Power Co., Inc.	84,912	8,146,457
Avangrid, Inc.(a)	60,564	2,793,212
Duke Energy Corp.	131,014	14,046,011
Edison International	66,061	4,177,698
Entergy Corp.	34,798	3,919,647
Evergy, Inc.	52,325	3,414,206
Eversource Energy	43,253	3,653,581
Exelon Corp.	188,579	8,546,400
FirstEnergy Corp.	146,042	5,606,552
Hawaiian Electric Industries, Inc.	17,205	703,684
NRG Energy, Inc.	36,987	1,411,794
OGE Energy Corp.	60,405	2,329,217
Portland General Electric Co.	13,470	651,005
PPL Corp.	192,405	5,219,948
Southern Co.	292,821	20,881,066

Total Electric Utilities		87,892,179

Energy Equipment & Services - 0.3%
Baker Hughes Co.	116,287	3,357,206

Equity Real Estate Investment Trusts (REITs) - 4.1%
Agree Realty Corp.	4,197	302,730
American Assets Trust, Inc.	4,599	136,590
American Campus Communities, Inc.	9,038	582,680
Apartment Income REIT Corp.	8,987	373,859
Boston Properties, Inc.	9,708	863,818
Brandywine Realty Trust	21,691	209,101
Brixmor Property Group, Inc.	35,316	713,736
Broadstone Net Lease, Inc.	16,701	342,537
CareTrust REIT, Inc.	12,088	222,903
Community Healthcare Trust, Inc.	4,555	164,937
Corporate Office Properties Trust	10,963	287,121
Cousins Properties, Inc.	11,216	327,844
Crown Castle International Corp.	35,553	5,986,414
CubeSmart	18,417	786,774
Douglas Emmett, Inc.	13,337	298,482
Easterly Government Properties, Inc.	12,848	244,626
EPR Properties	7,879	369,761
Equity Residential	27,533	1,988,433
Essential Properties Realty Trust, Inc.	10,500	225,645
Federal Realty OP LP	4,137	396,076
Four Corners Property Trust, Inc.	9,215	245,027
Gaming and Leisure Properties, Inc.	35,847	1,643,943
Getty Realty Corp.	8,195	217,167
Gladstone Commercial Corp.	5,555	104,656
Healthcare Realty Trust, Inc.	11,033	300,098
Healthcare Trust of America, Inc., Class A	21,848	609,778
Healthpeak Properties, Inc.	33,284	862,388
Highwoods Properties, Inc.	11,901	406,895
Hudson Pacific Properties, Inc.	12,565	186,465
Industrial Logistics Properties Trust	11,805	166,214
Iron Mountain, Inc.	39,612	1,928,708
JBG SMITH Properties	6,898	163,069
Kilroy Realty Corp.	8,879	464,638
Kimco Realty Corp.	47,424	937,572
Kite Realty Group Trust	13,090	226,326
Lamar Advertising Co., Class A	8,422	740,883
LTC Properties, Inc.	5,382	206,615
LXP Industrial Trust	30,147	323,779
Macerich Co.	12,398	107,987
National Retail Properties, Inc.	21,352	918,136
National Storage Affiliates Trust	9,608	481,073
Necessity Retail REIT, Inc.	25,409	184,978
Office Properties Income Trust	9,321	185,954
Omega Healthcare Investors, Inc.	39,941	1,125,937
One Liberty Properties, Inc.	4,413	114,650
Paramount Group, Inc.	18,830	136,141
Physicians Realty Trust	21,440	374,128
Piedmont Office Realty Trust, Inc., Class A	13,660	179,219
PotlatchDeltic Corp.	7,058	311,893
Rayonier, Inc.	10,118	378,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2022

Investments	Shares	Value
Realty Income Corp.	43,006	$2,935,590
Regency Centers Corp.	9,353	554,726
Saul Centers, Inc.	3,004	141,518
Simon Property Group, Inc.	37,435	3,553,330
SITE Centers Corp.	9,861	132,828
SL Green Realty Corp.	8,827	407,366
Spirit Realty Capital, Inc.	17,478	660,319
STAG Industrial, Inc.	14,925	460,884
STORE Capital Corp.	32,411	845,279
Tanger Factory Outlet Centers, Inc.	7,603	108,115
Uniti Group, Inc.	27,087	255,160
Ventas, Inc.	25,372	1,304,882
VICI Properties, Inc.(a)	60,264	1,795,265
W.P. Carey, Inc.	26,599	2,203,993
Washington Real Estate Investment Trust	6,414	136,682
Welltower, Inc.	22,203	1,828,417

Total Equity Real Estate Investment Trusts (REITs)		46,380,949

Food & Staples Retailing - 0.5%
SpartanNash Co.	10,070	303,812
Walgreens Boots Alliance, Inc.	154,855	5,869,004

Total Food & Staples Retailing		6,172,816

Food Products - 2.6%
B&G Foods, Inc.	19,200	456,576
Campbell Soup Co.	49,195	2,363,820
Conagra Brands, Inc.	85,250	2,918,960
Flowers Foods, Inc.	46,843	1,232,908
General Mills, Inc.	82,988	6,261,445
Ingredion, Inc.	8,172	720,443
J.M. Smucker Co.	13,958	1,786,763
Kellogg Co.	53,846	3,841,374
Kraft Heinz Co.	257,702	9,828,754

Total Food Products		29,411,043

Gas Utilities - 0.7%
Atmos Energy Corp.	17,163	1,923,972
National Fuel Gas Co.	19,981	1,319,745
New Jersey Resources Corp.(a)	15,929	709,318
Northwest Natural Holding Co.	6,905	366,656
ONE Gas, Inc.	7,392	600,156
South Jersey Industries, Inc.	26,298	897,814
Spire, Inc.	10,774	801,262
UGI Corp.	43,165	1,666,601

Total Gas Utilities		8,285,524

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	52,027	2,719,451
National HealthCare Corp.	2,729	190,757
Patterson Cos., Inc.	17,459	529,008

Total Health Care Providers & Services		3,439,216

Hotels, Restaurants & Leisure - 0.2%
Cracker Barrel Old Country Store, Inc.	4,174	348,487
Darden Restaurants, Inc.	17,631	1,994,419

Total Hotels, Restaurants & Leisure		2,342,906

Household Durables - 0.3%
Ethan Allen Interiors, Inc.	8,142	164,550
Leggett & Platt, Inc.	23,401	809,206
MDC Holdings, Inc.	13,900	449,109
Newell Brands, Inc.	80,667	1,535,900

Total Household Durables		2,958,765

Household Products - 0.7%
Energizer Holdings, Inc.	9,809	278,085
Kimberly-Clark Corp.	49,601	6,703,575
Reynolds Consumer Products, Inc.	28,353	773,187

Total Household Products		7,754,847

Independent Power & Renewable Electricity Producers - 0.0%
Clearway Energy, Inc., Class A	10,236	327,245

Industrial Conglomerates - 1.0%
3M Co.	86,974	11,255,305

Insurance - 3.4%
Aflac, Inc.	85,402	4,725,293
Allstate Corp.	37,301	4,727,156
CNA Financial Corp.	42,830	1,923,067
Donegal Group, Inc., Class A	9,321	158,923
Fidelity National Financial, Inc.	66,928	2,473,659
First American Financial Corp.	18,935	1,002,040
Horace Mann Educators Corp.	5,009	192,245
Mercury General Corp.	17,778	787,565
MetLife, Inc.	122,105	7,666,973
Old Republic International Corp.	74,404	1,663,674
Principal Financial Group, Inc.	43,375	2,897,016
Prudential Financial, Inc.	75,018	7,177,722
Reinsurance Group of America, Inc.	8,562	1,004,237
Safety Insurance Group, Inc.(a)	5,472	531,331
Universal Insurance Holdings, Inc.	8,719	113,609
Unum Group	47,231	1,606,799

Total Insurance		38,651,309

Leisure Products - 0.0%
Sturm Ruger & Co., Inc.(a)	5,959	379,290

Machinery - 0.0%
Trinity Industries, Inc.	13,438	325,468

Media - 0.4%
Interpublic Group of Cos., Inc.	54,312	1,495,209
Omnicom Group, Inc.	38,219	2,431,111
Sinclair Broadcast Group, Inc., Class A	8,694	177,358

Total Media		4,103,678

Metals & Mining - 0.8%
Newmont Corp.	141,331	8,433,221
SunCoke Energy, Inc.	23,522	160,185

Total Metals & Mining		8,593,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2022

Investments	Shares	Value
Multi-Utilities - 4.0%
Avista Corp.	14,239	$619,539
Black Hills Corp.	10,214	743,273
CMS Energy Corp.	54,927	3,707,572
Consolidated Edison, Inc.	60,814	5,783,411
Dominion Energy, Inc.	120,528	9,619,340
DTE Energy Co.	26,870	3,405,772
NiSource, Inc.	60,491	1,783,880
NorthWestern Corp.	10,918	643,398
Public Service Enterprise Group, Inc.	72,790	4,606,151
Sempra Energy	49,636	7,458,802
Unitil Corp.(a)	3,785	222,255
WEC Energy Group, Inc.	62,536	6,293,623

Total Multi-Utilities		44,887,016

Multiline Retail - 0.0%
Franchise Group, Inc.	6,832	239,598

Oil, Gas & Consumable Fuels - 18.1%
Antero Midstream Corp.(a)	203,190	1,838,870
Chesapeake Energy Corp.(a)	15,260	1,237,586
Chevron Corp.	401,150	58,078,497
Civitas Resources, Inc.	18,616	973,431
Devon Energy Corp.	363,235	20,017,881
DTE Midstream LLC*	21,911	1,074,077
EOG Resources, Inc.	90,910	10,040,100
Equitrans Midstream Corp.	116,936	743,713
Exxon Mobil Corp.	957,379	81,989,938
HF Sinclair Corp.	29,683	1,340,484
Kinder Morgan, Inc.	700,817	11,745,693
Marathon Petroleum Corp.	102,739	8,446,173
ONEOK, Inc.	123,275	6,841,762
Sitio Royalties Corp.	12,266	284,326

Total Oil, Gas & Consumable Fuels		204,652,531

Paper & Forest Products - 0.0%
Glatfelter Corp.	3,561	24,500
Neenah, Inc.	3,535	120,685

Total Paper & Forest Products		145,185

Personal Products - 0.0%
Nu Skin Enterprises, Inc., Class A	8,024	347,439

Pharmaceuticals - 11.3%
Bristol-Myers Squibb Co.	345,001	26,565,077
Merck & Co., Inc.	427,923	39,013,740
Organon & Co.	65,007	2,193,986
Pfizer, Inc.	1,145,212	60,043,465

Total Pharmaceuticals		127,816,268

Professional Services - 0.0%
Resources Connection, Inc.	8,794	179,134

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	15,475	293,097

Road & Rail - 0.1%
Ryder System, Inc.	10,244	727,939

Semiconductors & Semiconductor Equipment - 0.0%
NVE Corp.	2,931	136,643

Specialty Retail - 0.1%
Big 5 Sporting Goods Corp.	7,219	80,925
Buckle, Inc.	9,260	256,409
Camping World Holdings, Inc., Class A	9,653	208,408
Guess?, Inc.(a)	10,692	182,299
Rent-A-Center, Inc.(a)	7,946	154,550

Total Specialty Retail		882,591

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	185,743	2,462,952
HP, Inc.	141,186	4,628,077
Xerox Holdings Corp.	39,550	587,318

Total Technology Hardware, Storage & Peripherals		7,678,347

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.(a)	54,348	559,241
Kontoor Brands, Inc.	8,787	293,222

Total Textiles, Apparel & Luxury Goods		852,463

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	18,339	168,352
Federal Agricultural Mortgage Corp., Class C	2,099	204,967
New York Community Bancorp, Inc.(a)	115,760	1,056,889
Northfield Bancorp, Inc.	11,579	150,874
Provident Financial Services, Inc.	23,517	523,489
TFS Financial Corp.	77,815	1,068,400
TrustCo Bank Corp.	5,245	161,756
UWM Holdings Corp.	29,419	104,143

Total Thrifts & Mortgage Finance		3,438,870

Tobacco - 8.9%
Altria Group, Inc.	1,006,184	42,028,306
Philip Morris International, Inc.	576,391	56,912,847
Universal Corp.	11,322	684,981
Vector Group Ltd.	54,332	570,486

Total Tobacco		100,196,620

Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc., Class A	7,596	570,536

Wireless Telecommunication Services - 0.0%
Telephone and Data Systems, Inc.	18,660	294,641

Total United States		1,126,208,350

Puerto Rico - 0.0%

Banks - 0.0%
First Bancorp	38,730	500,004

TOTAL COMMON STOCKS (Cost: $1,045,110,729)		1,126,708,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2022

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $185,037)	3,152	$182,532

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $2,300,719)	2,300,719	2,300,719

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,047,596,485)		1,129,191,605
Other Assets less Liabilities - 0.2%		1,749,520

NET ASSETS - 100.0%		$1,130,941,125

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,513,435 and the total market value of the collateral held by the Fund was $14,885,197. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,584,478.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,605,865	$2,627,477	$3,776,617	$(233,795)	$(40,398)	$182,532	$15,167

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,126,708,354	$—	$—	$1,126,708,354
Exchange-Traded Fund	182,532	—	—	182,532
Investment of Cash Collateral for Securities Loaned	—	2,300,719	—	2,300,719

Total Investments in Securities	$1,126,890,886	$2,300,719	$—	$1,129,191,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.2%
General Dynamics Corp.	45,631	$10,095,859
HEICO Corp.	1,103	144,625
L3Harris Technologies, Inc.	24,513	5,924,792
Lockheed Martin Corp.	55,474	23,851,601
Northrop Grumman Corp.	25,709	12,303,556
Raytheon Technologies Corp.	219,805	21,125,459

Total Aerospace & Defense		73,445,892

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	13,714	1,336,566
FedEx Corp.	17,439	3,953,596
United Parcel Service, Inc., Class B	97,085	17,721,896

Total Air Freight & Logistics		23,012,058

Automobiles - 0.2%
Ford Motor Co.	475,011	5,286,872

Banks - 6.0%
Bank of America Corp.	996,004	31,005,604
Citigroup, Inc.	392,813	18,065,470
Citizens Financial Group, Inc.	72,466	2,586,311
Fifth Third Bancorp	141,930	4,768,848
First Republic Bank	7,344	1,059,005
JPMorgan Chase & Co.	687,177	77,383,002
KeyCorp	166,018	2,860,490
M&T Bank Corp.	24,838	3,958,929
PNC Financial Services Group, Inc.	62,606	9,877,349
Regions Financial Corp.	227,681	4,269,019
Signature Bank	450	80,644
Truist Financial Corp.	286,858	13,605,675
U.S. Bancorp	312,635	14,387,463
Wells Fargo & Co.	394,395	15,448,452

Total Banks		199,356,261

Beverages - 4.4%
Brown-Forman Corp., Class B	37,063	2,600,340
Coca-Cola Co.	1,241,577	78,107,609
Constellation Brands, Inc., Class A	13,090	3,050,756
Keurig Dr. Pepper, Inc.	170,270	6,025,855
PepsiCo, Inc.	341,038	56,837,393

Total Beverages		146,621,953

Biotechnology - 4.2%
AbbVie, Inc.	514,688	78,829,614
Amgen, Inc.	118,960	28,942,968
Gilead Sciences, Inc.	481,692	29,773,383

Total Biotechnology		137,545,965

Building Products - 0.0%
Carrier Global Corp.	33,822	1,206,093

Capital Markets - 3.7%
Ameriprise Financial, Inc.	12,940	3,075,579
Bank of New York Mellon Corp.	115,316	4,809,830
BlackRock, Inc.	18,658	11,363,468
Blackstone, Inc.	203,045	18,523,795
Carlyle Group, Inc.	49,100	1,554,506
Charles Schwab Corp.	96,482	6,095,733
CME Group, Inc.	38,272	7,834,278
FactSet Research Systems, Inc.	1,394	536,091
Goldman Sachs Group, Inc.	44,016	13,073,632
Intercontinental Exchange, Inc.	36,804	3,461,048
KKR & Co., Inc.	51,667	2,391,666
Moody’s Corp.	13,847	3,765,969
Morgan Stanley	309,125	23,512,048
MSCI, Inc.	4,306	1,774,718
Nasdaq, Inc.	22,273	3,397,523
Northern Trust Corp.	34,670	3,344,962
Raymond James Financial, Inc.	17,157	1,534,007
S&P Global, Inc.	14,965	5,044,103
State Street Corp.	48,039	2,961,604
T. Rowe Price Group, Inc.	46,978	5,337,171

Total Capital Markets		123,391,731

Chemicals - 1.2%
Air Products and Chemicals, Inc.	25,890	6,226,027
Albemarle Corp.	6,517	1,361,923
Corteva, Inc.	48,678	2,635,427
Dow, Inc.	238,731	12,320,907
DuPont de Nemours, Inc.	64,522	3,586,133
Ecolab, Inc.	15,473	2,379,128
International Flavors & Fragrances, Inc.	30,299	3,609,217
PPG Industries, Inc.	22,114	2,528,515
Sherwin-Williams Co.	18,993	4,252,722

Total Chemicals		38,899,999

Commercial Services & Supplies - 0.5%
Cintas Corp.	8,756	3,270,629
Republic Services, Inc.	48,305	6,321,675
Waste Management, Inc.	51,037	7,807,640

Total Commercial Services & Supplies		17,399,944

Communications Equipment - 1.0%
Cisco Systems, Inc.	702,874	29,970,547
Motorola Solutions, Inc.	17,321	3,630,482
Ubiquiti, Inc.(a)	1,190	295,370

Total Communications Equipment		33,896,399

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	3,360	1,005,446

Consumer Finance - 0.6%
American Express Co.	58,107	8,054,792
Capital One Financial Corp.	39,016	4,065,077
Discover Financial Services	40,001	3,783,295
Synchrony Financial	87,521	2,417,330

Total Consumer Finance		18,320,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2022

Investments	Shares	Value
Containers & Packaging - 0.2%
Avery Dennison Corp.	11,608	$1,878,987
Ball Corp.(a)	10,851	746,223
International Paper Co.	102,942	4,306,064

Total Containers & Packaging		6,931,274

Distributors - 0.1%
Genuine Parts Co.	29,801	3,963,533
Pool Corp.	1,623	570,046

Total Distributors		4,533,579

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	55,926	2,711,292

Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,334,789	67,740,542

Electric Utilities - 4.2%
American Electric Power Co., Inc.	117,876	11,309,023
Avangrid, Inc.(a)	80,115	3,694,904
Duke Energy Corp.	188,010	20,156,552
Edison International	87,163	5,512,188
Entergy Corp.	46,109	5,193,718
Eversource Energy	55,521	4,689,859
Exelon Corp.	248,210	11,248,877
FirstEnergy Corp.	203,959	7,829,986
NextEra Energy, Inc.	329,350	25,511,451
PPL Corp.	252,620	6,853,581
Southern Co.	406,631	28,996,857
Xcel Energy, Inc.	110,428	7,813,885

Total Electric Utilities		138,810,881

Electrical Equipment - 0.3%
AMETEK, Inc.	9,359	1,028,460
Emerson Electric Co.	89,182	7,093,536
Rockwell Automation, Inc.	12,447	2,480,812

Total Electrical Equipment		10,602,808

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	45,023	2,898,581
CDW Corp.	10,227	1,611,366
Corning, Inc.	117,241	3,694,264

Total Electronic Equipment, Instruments & Components		8,204,211

Energy Equipment & Services - 0.2%
Baker Hughes Co.	203,525	5,875,767
Halliburton Co.	69,006	2,164,028

Total Energy Equipment & Services		8,039,795

Entertainment - 0.1%
Activision Blizzard, Inc.	36,307	2,826,863
Electronic Arts, Inc.	10,305	1,253,603

Total Entertainment		4,080,466

Equity Real Estate Investment Trusts (REITs) - 5.1%
Alexandria Real Estate Equities, Inc.	26,065	3,780,207
American Tower Corp.	80,408	20,551,481
AvalonBay Communities, Inc.	34,676	6,735,813
Boston Properties, Inc.	34,028	3,027,811
Camden Property Trust	8,321	1,119,008
Crown Castle International Corp.	127,553	21,477,374
Digital Realty Trust, Inc.	55,369	7,188,557
Duke Realty Corp.	54,132	2,974,553
Equinix, Inc.	8,178	5,373,110
Equity Residential	98,564	7,118,292
Essex Property Trust, Inc.	12,248	3,202,975
Extra Space Storage, Inc.	35,391	6,020,717
Healthpeak Properties, Inc.	149,538	3,874,530
Invitation Homes, Inc.	73,311	2,608,405
Mid-America Apartment Communities, Inc.	24,300	4,244,481
Prologis, Inc.	80,979	9,527,179
Public Storage	41,766	13,058,975
Realty Income Corp.	142,962	9,758,586
SBA Communications Corp.	5,318	1,702,026
Simon Property Group, Inc.	128,824	12,227,974
Sun Communities, Inc.	15,227	2,426,575
UDR, Inc.	36,706	1,689,944
Ventas, Inc.	78,265	4,025,169
VICI Properties, Inc.(a)	179,423	5,345,011
Welltower, Inc.	80,368	6,618,305
Weyerhaeuser Co.	106,040	3,512,045

Total Equity Real Estate Investment Trusts (REITs)		169,189,103

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	26,589	12,743,576
Kroger Co.	111,359	5,270,622
Sysco Corp.	82,893	7,021,866
Walgreens Boots Alliance, Inc.	199,426	7,558,245
Walmart, Inc.	282,114	34,299,420

Total Food & Staples Retailing		66,893,729

Food Products - 2.0%
Archer-Daniels-Midland Co.	111,797	8,675,447
General Mills, Inc.	136,351	10,287,683
Hershey Co.	23,927	5,148,133
Hormel Foods Corp.	70,785	3,352,378
Kellogg Co.	94,033	6,708,314
Kraft Heinz Co.	335,250	12,786,435
McCormick & Co., Inc., Non-Voting Shares	30,299	2,522,392
Mondelez International, Inc., Class A	191,740	11,905,137
Tyson Foods, Inc., Class A	52,337	4,504,122

Total Food Products		65,890,041

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	225,819	24,535,234
Baxter International, Inc.	38,642	2,481,976
Becton Dickinson and Co.	25,164	6,203,681
Cooper Cos., Inc.	100	31,312
ResMed, Inc.	7,060	1,479,988
Stryker Corp.	23,828	4,740,104
Zimmer Biomet Holdings, Inc.	9,742	1,023,494

Total Health Care Equipment & Supplies		40,495,789

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	22,151	3,133,924
Cigna Corp.	36,748	9,683,833
CVS Health Corp.	189,394	17,549,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2022

Investments	Shares	Value
Elevance Health, Inc.	18,368	$8,864,029
HCA Healthcare, Inc.	13,054	2,193,855
Humana, Inc.	5,334	2,496,685
McKesson Corp.	7,910	2,580,321
Quest Diagnostics, Inc.	19,726	2,623,164
UnitedHealth Group, Inc.	76,302	39,190,996

Total Health Care Providers & Services		88,316,055

Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	19,675	2,225,636
Domino’s Pizza, Inc.	2,595	1,011,297
McDonald’s Corp.	148,360	36,627,117
MGM Resorts International	10,745	311,068
Starbucks Corp.	123,236	9,413,998
Yum! Brands, Inc.	46,237	5,248,362

Total Hotels, Restaurants & Leisure		54,837,478

Household Durables - 0.1%
D.R. Horton, Inc.	26,005	1,721,271
Lennar Corp., Class A	18,888	1,332,926

Total Household Durables		3,054,197

Household Products - 3.1%
Church & Dwight Co., Inc.	19,045	1,764,710
Clorox Co.	24,036	3,388,595
Colgate-Palmolive Co.	171,673	13,757,874
Kimberly-Clark Corp.	78,108	10,556,296
Procter & Gamble Co.	520,407	74,829,323

Total Household Products		104,296,798

Industrial Conglomerates - 0.9%
3M Co.	126,244	16,337,236
General Electric Co.	15,571	991,406
Honeywell International, Inc.	78,253	13,601,154

Total Industrial Conglomerates		30,929,796

Insurance - 2.2%
Aflac, Inc.	119,208	6,595,779
Allstate Corp.	52,238	6,620,122
American International Group, Inc.	121,838	6,229,577
Arthur J Gallagher & Co.	21,170	3,451,557
Brown & Brown, Inc.	13,405	782,048
Cincinnati Financial Corp.	29,851	3,551,672
Hartford Financial Services Group, Inc.	38,202	2,499,557
Marsh & McLennan Cos., Inc.	65,568	10,179,432
MetLife, Inc.	186,685	11,721,951
Principal Financial Group, Inc.	50,666	3,383,982
Progressive Corp.	22,154	2,575,845
Prudential Financial, Inc.	97,633	9,341,525
Travelers Cos., Inc.	37,731	6,381,444

Total Insurance		73,314,491

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	58,482	2,436,945

IT Services - 1.5%
Automatic Data Processing, Inc.	51,695	10,858,018
Broadridge Financial Solutions, Inc.	14,086	2,007,959
Cognizant Technology Solutions Corp., Class A	39,036	2,634,539
MasterCard, Inc., Class A	33,687	10,627,575
Paychex, Inc.	67,332	7,667,095
SS&C Technologies Holdings, Inc.	10,554	612,871
Visa, Inc., Class A	73,780	14,526,544

Total IT Services		48,934,601

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	17,854	2,120,520
Bio-Techne Corp.	1,590	551,158
Danaher Corp.	16,051	4,069,249
PerkinElmer, Inc.	1,203	171,091
Thermo Fisher Scientific, Inc.	6,589	3,579,672
West Pharmaceutical Services, Inc.	777	234,941

Total Life Sciences Tools & Services		10,726,631

Machinery - 1.6%
Caterpillar, Inc.	76,434	13,663,342
Cummins, Inc.	22,840	4,420,225
Deere & Co.	23,506	7,039,342
Dover Corp.	22,119	2,683,477
Fortive Corp.	10,171	553,099
IDEX Corp.	1,339	243,203
Illinois Tool Works, Inc.	63,018	11,485,030
Ingersoll Rand, Inc.	3,509	147,659
Otis Worldwide Corp.	43,793	3,094,851
PACCAR, Inc.	33,882	2,789,844
Parker-Hannifin Corp.	11,124	2,737,060
Stanley Black & Decker, Inc.	16,628	1,743,612
Westinghouse Air Brake Technologies Corp.	8,585	704,657
Xylem, Inc.	7,805	610,195

Total Machinery		51,915,596

Media - 0.7%
Comcast Corp., Class A	545,633	21,410,639
Fox Corp., Class A	46,139	1,483,830
Sirius XM Holdings, Inc.(a)	232,108	1,422,822

Total Media		24,317,291

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	55,252	1,616,674
Newmont Corp.	183,655	10,958,694
Nucor Corp.	35,718	3,729,316

Total Metals & Mining		16,304,684

Multi-Utilities - 1.8%
Ameren Corp.	40,747	3,681,899
CMS Energy Corp.	66,446	4,485,105
Consolidated Edison, Inc.	79,707	7,580,136
Dominion Energy, Inc.	170,597	13,615,347
DTE Energy Co.	42,111	5,337,569
Public Service Enterprise Group, Inc.	110,325	6,981,366
Sempra Energy	69,238	10,404,394
WEC Energy Group, Inc.	83,449	8,398,307

Total Multi-Utilities		60,484,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2022

Investments	Shares	Value
Multiline Retail - 0.4%
Dollar General Corp.	9,609	$2,358,433
Target Corp.	69,906	9,872,824

Total Multiline Retail		12,231,257

Oil, Gas & Consumable Fuels - 9.7%
Cheniere Energy, Inc.	23,084	3,070,864
Chevron Corp.	558,782	80,900,458
ConocoPhillips	209,260	18,793,641
Devon Energy Corp.	503,949	27,772,629
Diamondback Energy, Inc.	14,639	1,773,515
EOG Resources, Inc.	125,554	13,866,184
Exxon Mobil Corp.	1,512,697	129,547,371
Hess Corp.	21,440	2,271,354
Kinder Morgan, Inc.	964,233	16,160,545
Marathon Petroleum Corp.	142,861	11,744,603
Occidental Petroleum Corp.	24,467	1,440,617
ONEOK, Inc.	163,270	9,061,485
Pioneer Natural Resources Co.	19,666	4,387,091

Total Oil, Gas & Consumable Fuels		320,790,357

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	8,133	2,071,231

Pharmaceuticals - 9.7%
Bristol-Myers Squibb Co.	465,773	35,864,521
Eli Lilly & Co.	85,899	27,851,033
Johnson & Johnson	643,802	114,281,293
Merck & Co., Inc.	607,397	55,376,384
Pfizer, Inc.	1,598,192	83,793,207
Zoetis, Inc.	16,775	2,883,455

Total Pharmaceuticals		320,049,893

Professional Services - 0.1%
Equifax, Inc.	6,990	1,277,632
Jacobs Engineering Group, Inc.	3,253	413,554
TransUnion	5,154	412,269
Verisk Analytics, Inc.	8,205	1,420,203

Total Professional Services		3,523,658

Road & Rail - 1.0%
CSX Corp.	151,810	4,411,599
JB Hunt Transport Services, Inc.	2,857	449,892
Norfolk Southern Corp.	24,274	5,517,237
Old Dominion Freight Line, Inc.	2,739	701,951
Union Pacific Corp.	101,911	21,735,578

Total Road & Rail		32,816,257

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	47,291	6,908,742
Applied Materials, Inc.	43,530	3,960,359
Broadcom, Inc.	67,302	32,695,985
Entegris, Inc.	1,052	96,921
Intel Corp.	678,576	25,385,528
KLA Corp.	12,472	3,979,566
Lam Research Corp.	9,203	3,921,858
Marvell Technology, Inc.	6,638	288,952
Microchip Technology, Inc.	36,344	2,110,860
Micron Technology, Inc.	25,657	1,418,319
Monolithic Power Systems, Inc.	759	291,486
NVIDIA Corp.	14,722	2,231,708
QUALCOMM, Inc.	114,159	14,582,671
Skyworks Solutions, Inc.	15,832	1,466,676
Teradyne, Inc.	2,709	242,591
Texas Instruments, Inc.	141,635	21,762,218

Total Semiconductors & Semiconductor Equipment		121,344,440

Software - 4.9%
Intuit, Inc.	9,033	3,481,680
Microsoft Corp.	536,604	137,816,005
Oracle Corp.	257,392	17,983,979
Roper Technologies, Inc.	3,972	1,567,550

Total Software		160,849,214

Specialty Retail - 2.1%
Bath & Body Works, Inc.	4,046	108,918
Best Buy Co., Inc.	46,286	3,017,384
Home Depot, Inc.	157,784	43,275,418
Lowe’s Cos., Inc.	81,801	14,288,181
Ross Stores, Inc.	16,133	1,133,020
TJX Cos., Inc.	107,822	6,021,859
Tractor Supply Co.	7,368	1,428,287

Total Specialty Retail		69,273,067

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	823,411	112,576,752
Hewlett Packard Enterprise Co.	260,555	3,454,959
HP, Inc.	199,206	6,529,973
NetApp, Inc.	36,078	2,353,729

Total Technology Hardware, Storage & Peripherals		124,915,413

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	53,451	5,462,692
VF Corp.	56,496	2,495,429

Total Textiles, Apparel & Luxury Goods		7,958,121

Tobacco - 4.1%
Altria Group, Inc.	1,398,353	58,409,205
Philip Morris International, Inc.	798,892	78,882,596

Total Tobacco		137,291,801

Trading Companies & Distributors - 0.2%
Fastenal Co.	81,881	4,087,500
W.W. Grainger, Inc.	4,324	1,964,955

Total Trading Companies & Distributors		6,052,455

Water Utilities - 0.1%
American Water Works Co., Inc.	23,492	3,494,905

TOTAL COMMON STOCKS (Cost: $2,677,011,257)		3,306,043,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2022

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $168,439)	2,816	$163,074

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $1,666,370)	1,666,370	1,666,370

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,678,846,066)		3,307,872,816
Other Assets less Liabilities - 0.2%		5,673,287

NET ASSETS - 100.0%		$3,313,546,103

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,351,253 and the total market value of the collateral held by the Fund was $11,670,507. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,004,137.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,685,016	$8,677,181	$9,708,689	$(432,739)	$(57,695)	$163,074	$36,534

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$3,306,043,372	$—	$—	$3,306,043,372
Exchange-Traded Fund	163,074	—	—	163,074
Investment of Cash Collateral for Securities Loaned	—	1,666,370	—	1,666,370

Total Investments in Securities	$3,306,206,446	$1,666,370	$—	$3,307,872,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.7%
Axon Enterprise, Inc.*	489	$45,560
General Dynamics Corp.	6,010	1,329,712
HEICO Corp.	940	123,253
L3Harris Technologies, Inc.	4,444	1,074,115
Lockheed Martin Corp.	6,515	2,801,189
Northrop Grumman Corp.	4,336	2,075,080
Raytheon Technologies Corp.	26,195	2,517,601
Textron, Inc.	3,356	204,951
TransDigm Group, Inc.*	401	215,205

Total Aerospace & Defense		10,386,666

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,465	249,877
Expeditors International of Washington, Inc.	2,828	275,617
FedEx Corp.	7,098	1,609,187
United Parcel Service, Inc., Class B	18,061	3,296,855

Total Air Freight & Logistics		5,431,536

Automobiles - 1.7%
Ford Motor Co.	141,925	1,579,625
General Motors Co.*	69,800	2,216,848
Tesla, Inc.*	10,060	6,774,605

Total Automobiles		10,571,078

Banks - 6.5%
Bank of America Corp.	242,265	7,541,709
Citigroup, Inc.	106,040	4,876,780
Citizens Financial Group, Inc.	14,108	503,515
Fifth Third Bancorp	19,380	651,168
First Republic Bank	1,779	256,532
JPMorgan Chase & Co.	112,125	12,626,396
KeyCorp	34,386	592,471
M&T Bank Corp.	3,744	596,756
PNC Financial Services Group, Inc.	9,632	1,519,641
Regions Financial Corp.	39,218	735,338
Signature Bank	563	100,895
SVB Financial Group*	821	324,287
Truist Financial Corp.	33,905	1,608,114
U.S. Bancorp	47,115	2,168,232
Wells Fargo & Co.	131,544	5,152,578
Western Alliance Bancorp	1,784	125,950

Total Banks		39,380,362

Beverages - 1.6%
Brown-Forman Corp., Class B	3,660	256,785
Coca-Cola Co.	68,504	4,309,587
Constellation Brands, Inc., Class A	3,201	746,025
Keurig Dr. Pepper, Inc.	22,310	789,551
Monster Beverage Corp.*	6,342	587,903
PepsiCo, Inc.	18,607	3,101,043

Total Beverages		9,790,894

Biotechnology - 3.9%
AbbVie, Inc.	67,227	10,296,487
Amgen, Inc.	16,927	4,118,339
BioMarin Pharmaceutical, Inc.*	1,007	83,450
Gilead Sciences, Inc.	59,227	3,660,821
Incyte Corp.*	2,430	184,607
Moderna, Inc.*	9,781	1,397,216
Regeneron Pharmaceuticals, Inc.*	3,971	2,347,377
Vertex Pharmaceuticals, Inc.*	5,627	1,585,633

Total Biotechnology		23,673,930

Building Products - 0.2%
Builders FirstSource, Inc.*	7,763	416,873
Carlisle Cos., Inc.	572	136,485
Carrier Global Corp.	11,947	426,030
Fortune Brands Home & Security, Inc.	2,583	154,670
Masco Corp.	4,570	231,242
Trex Co., Inc.*	661	35,972

Total Building Products		1,401,272

Capital Markets - 3.2%
Ameriprise Financial, Inc.	2,755	654,808
Bank of New York Mellon Corp.	20,647	861,186
BlackRock, Inc.	2,326	1,416,627
Cboe Global Markets, Inc.	1,015	114,888
Charles Schwab Corp.	25,765	1,627,833
CME Group, Inc.	3,340	683,698
Coinbase Global, Inc., Class A*(a)	2,651	124,650
FactSet Research Systems, Inc.	234	89,989
Franklin Resources, Inc.	17,910	417,482
Goldman Sachs Group, Inc.	17,093	5,076,963
Intercontinental Exchange, Inc.	7,014	659,597
LPL Financial Holdings, Inc.	621	114,562
MarketAxess Holdings, Inc.	272	69,635
Moody’s Corp.	1,876	510,216
Morgan Stanley	54,152	4,118,801
Morningstar, Inc.	251	60,699
MSCI, Inc.	499	205,663
Nasdaq, Inc.	1,775	270,759
Northern Trust Corp.	3,549	342,408
Raymond James Financial, Inc.	4,650	415,756
S&P Global, Inc.	2,352	792,765
State Street Corp.	8,736	538,574
T. Rowe Price Group, Inc.	5,042	572,822

Total Capital Markets		19,740,381

Chemicals - 1.4%
Air Products and Chemicals, Inc.	2,458	591,100
Albemarle Corp.	866	180,977
Celanese Corp.	3,834	450,917
CF Industries Holdings, Inc.	3,757	322,087
Corteva, Inc.	11,420	618,279
Dow, Inc.	39,059	2,015,835
DuPont de Nemours, Inc.	11,397	633,445
Eastman Chemical Co.	3,870	347,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
Ecolab, Inc.	2,091	$321,512
FMC Corp.	2,650	283,576
International Flavors & Fragrances, Inc.	2,556	304,471
Mosaic Co.	14,453	682,615
PPG Industries, Inc.	3,688	421,686
RPM International, Inc.	1,768	139,177
Sherwin-Williams Co.	2,311	517,456
Westlake Corp.	5,309	520,388

Total Chemicals		8,350,931

Commercial Services & Supplies - 0.3%
Cintas Corp.	916	342,154
Copart, Inc.*	2,316	251,657
Republic Services, Inc.	3,483	455,820
Rollins, Inc.	3,664	127,947
Waste Management, Inc.	4,283	655,213

Total Commercial Services & Supplies		1,832,791

Communications Equipment - 0.9%
Arista Networks, Inc.*	4,035	378,241
Cisco Systems, Inc.	94,337	4,022,530
F5, Inc.*	1,792	274,248
Motorola Solutions, Inc.	2,911	610,145
Ubiquiti, Inc.(a)	1,396	346,501

Total Communications Equipment		5,631,665

Construction & Engineering - 0.0%
Quanta Services, Inc.	2,023	253,563

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	624	186,726

Consumer Finance - 1.2%
Ally Financial, Inc.	18,382	615,981
American Express Co.	17,148	2,377,056
Capital One Financial Corp.	21,351	2,224,561
Discover Financial Services	14,952	1,414,160
Synchrony Financial	27,423	757,423
Upstart Holdings, Inc.*(a)	516	16,316

Total Consumer Finance		7,405,497

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,242	201,042
Ball Corp.	3,987	274,186
Crown Holdings, Inc.	3,168	291,995
International Paper Co.	11,018	460,883
Packaging Corp. of America	1,907	262,212
Westrock Co.	6,964	277,446

Total Containers & Packaging		1,767,764

Distributors - 0.1%
Genuine Parts Co.	2,572	342,076
LKQ Corp.	7,056	346,379
Pool Corp.	359	126,092

Total Distributors		814,547

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	33,062	9,026,587

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	363,215	7,612,986
Lumen Technologies, Inc.	54,669	596,439
Verizon Communications, Inc.	160,251	8,132,738

Total Diversified Telecommunication Services		16,342,163

Electric Utilities - 1.7%
Alliant Energy Corp.	3,750	219,787
American Electric Power Co., Inc.	9,696	930,234
Avangrid, Inc.(a)	5,471	252,323
Constellation Energy Corp.	5,704	326,611
Duke Energy Corp.	14,846	1,591,640
Edison International	8,941	565,429
Entergy Corp.	3,738	421,048
Evergy, Inc.	4,396	286,839
Eversource Energy	5,321	449,465
Exelon Corp.	16,910	766,361
FirstEnergy Corp.	11,937	458,261
NextEra Energy, Inc.	20,090	1,556,171
PPL Corp.	11,954	324,312
Southern Co.	21,176	1,510,061
Xcel Energy, Inc.	8,330	589,431

Total Electric Utilities		10,247,973

Electrical Equipment - 0.2%
AMETEK, Inc.	2,673	293,736
Emerson Electric Co.	9,806	779,969
Generac Holdings, Inc.*	580	122,136
Rockwell Automation, Inc.	1,138	226,815

Total Electrical Equipment		1,422,656

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	8,632	555,728
CDW Corp.	2,977	469,056
Cognex Corp.	3,486	148,225
Corning, Inc.	21,863	688,903
Keysight Technologies, Inc.*	2,821	388,875
Teledyne Technologies, Inc.*	801	300,463
Trimble, Inc.*	4,821	280,727
Zebra Technologies Corp., Class A*	837	246,036

Total Electronic Equipment, Instruments & Components		3,078,013

Energy Equipment & Services - 0.1%
Baker Hughes Co.	5,192	149,893
Halliburton Co.	12,469	391,028

Total Energy Equipment & Services		540,921

Entertainment - 0.8%
Activision Blizzard, Inc.	17,748	1,381,859
Electronic Arts, Inc.	5,588	679,780
Liberty Media Corp. - Liberty Formula One, Class C*	1,091	69,246
Netflix, Inc.*	2,866	501,178
ROBLOX Corp., Class A*	3,331	109,457
Roku, Inc.*	716	58,812
Take-Two Interactive Software, Inc.*	1,274	156,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
Walt Disney Co.*	10,317	$973,925
Warner Bros Discovery, Inc.*	86,620	1,162,440

Total Entertainment		5,092,800

Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	1,594	231,178
American Homes 4 Rent, Class A	1,785	63,260
American Tower Corp.	3,323	849,325
AvalonBay Communities, Inc.	1,476	286,713
Boston Properties, Inc.	1,153	102,594
Camden Property Trust	679	91,312
Crown Castle International Corp.	2,624	441,829
CubeSmart	1,367	58,398
Digital Realty Trust, Inc.	1,679	217,985
Duke Realty Corp.	5,008	275,190
Equinix, Inc.	533	350,192
Equity LifeStyle Properties, Inc.	1,397	98,447
Equity Residential	4,228	305,346
Essex Property Trust, Inc.	501	131,016
Extra Space Storage, Inc.	1,237	210,438
Healthpeak Properties, Inc.	5,577	144,500
Invitation Homes, Inc.	3,226	114,781
Iron Mountain, Inc.	2,898	141,104
Kimco Realty Corp.	4,420	87,383
Medical Properties Trust, Inc.	8,577	130,971
Mid-America Apartment Communities, Inc.	673	117,553
Prologis, Inc.	4,545	534,719
Public Storage	1,453	454,309
Realty Income Corp.	3,337	227,784
Regency Centers Corp.	1,245	73,841
SBA Communications Corp.	656	209,953
Simon Property Group, Inc.	4,777	453,433
Sun Communities, Inc.	660	105,178
UDR, Inc.	1,747	80,432
Ventas, Inc.	2,159	111,037
VICI Properties, Inc.(a)	12,197	363,349
W.P. Carey, Inc.	2,041	169,117
Welltower, Inc.	2,384	196,322
Weyerhaeuser Co.	23,323	772,458

Total Equity Real Estate Investment Trusts (REITs)		8,201,447

Food & Staples Retailing - 1.7%
Albertsons Cos., Inc., Class A	13,459	359,625
Costco Wholesale Corp.	3,207	1,537,051
Kroger Co.	21,507	1,017,926
Sysco Corp.	4,496	380,856
Walgreens Boots Alliance, Inc.	32,738	1,240,770
Walmart, Inc.	47,659	5,794,381

Total Food & Staples Retailing		10,330,609

Food Products - 1.5%
Archer-Daniels-Midland Co.	16,051	1,245,558
Campbell Soup Co.	6,817	327,557
Conagra Brands, Inc.	13,171	450,975
General Mills, Inc.	13,090	987,641
Hershey Co.	2,884	620,521
Hormel Foods Corp.	6,634	314,186
J.M. Smucker Co.	2,378	304,408
Kellogg Co.	8,007	571,219
Kraft Heinz Co.	38,449	1,466,445
McCormick & Co., Inc., Non-Voting Shares	3,151	262,321
Mondelez International, Inc., Class A	22,627	1,404,910
Tyson Foods, Inc., Class A	13,037	1,121,964

Total Food Products		9,077,705

Gas Utilities - 0.0%
Atmos Energy Corp.	2,416	270,834

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	26,850	2,917,253
ABIOMED, Inc.*	349	86,381
Align Technology, Inc.*	426	100,821
Baxter International, Inc.	7,797	500,801
Becton Dickinson and Co.	5,613	1,383,773
Boston Scientific Corp.*	17,486	651,703
Cooper Cos., Inc.	540	169,085
Dexcom, Inc.*	2,364	176,189
Edwards Lifesciences Corp.*	4,466	424,672
Embecta Corp.*	1,124	28,460
Hologic, Inc.*	10,363	718,156
IDEXX Laboratories, Inc.*	550	192,902
Insulet Corp.*	405	88,266
Intuitive Surgical, Inc.*	2,138	429,118
Masimo Corp.*	396	51,745
ResMed, Inc.	1,127	236,253
Stryker Corp.	4,985	991,666
Teleflex, Inc.	585	143,822
Zimmer Biomet Holdings, Inc.	4,373	459,427
Zimvie, Inc.*	430	6,884

Total Health Care Equipment & Supplies		9,757,377

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	5,612	793,986
Cardinal Health, Inc.	11,542	603,300
Centene Corp.*	13,436	1,136,820
Cigna Corp.	11,965	3,153,017
CVS Health Corp.	41,076	3,806,102
Elevance Health, Inc.	5,251	2,534,028
HCA Healthcare, Inc.	9,148	1,537,413
Humana, Inc.	1,781	833,633
Laboratory Corp. of America Holdings	3,926	920,097
McKesson Corp.	5,450	1,777,844
Molina Healthcare, Inc.*	697	194,888
Quest Diagnostics, Inc.	4,501	598,543
UnitedHealth Group, Inc.	13,174	6,766,562

Total Health Care Providers & Services		24,656,233

Health Care Technology - 0.0%
Veeva Systems, Inc., Class A*	911	180,414

Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.*	225	393,523
Chipotle Mexican Grill, Inc.*	196	256,223
Darden Restaurants, Inc.	1,552	175,562
Domino’s Pizza, Inc.	275	107,170
Hilton Worldwide Holdings, Inc.	1,482	165,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
Marriott International, Inc., Class A	1,907	$259,371
McDonald’s Corp.	9,431	2,328,325
MGM Resorts International	2,399	69,451
Starbucks Corp.	12,250	935,778
Vail Resorts, Inc.	296	64,543
Yum! Brands, Inc.	3,657	415,106

Total Hotels, Restaurants & Leisure		5,170,206

Household Durables - 0.5%
D.R. Horton, Inc.	14,366	950,886
Lennar Corp., Class A	12,888	909,506
NVR, Inc.*	74	296,306
PulteGroup, Inc.	11,171	442,707
Whirlpool Corp.	2,616	405,140

Total Household Durables		3,004,545

Household Products - 1.2%
Church & Dwight Co., Inc.	2,684	248,699
Clorox Co.	1,327	187,080
Colgate-Palmolive Co.	12,576	1,007,841
Kimberly-Clark Corp.	5,665	765,625
Procter & Gamble Co.	34,669	4,985,056

Total Household Products		7,194,301

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	14,621	307,187

Industrial Conglomerates - 0.6%
3M Co.	12,537	1,622,413
General Electric Co.	7,440	473,705
Honeywell International, Inc.	10,023	1,742,098

Total Industrial Conglomerates		3,838,216

Insurance - 2.6%
Aflac, Inc.	24,081	1,332,402
Allstate Corp.	14,912	1,889,798
American International Group, Inc.	24,317	1,243,328
Arthur J Gallagher & Co.	1,849	301,461
Brown & Brown, Inc.	2,171	126,656
Cincinnati Financial Corp.	2,302	273,892
Fidelity National Financial, Inc.	13,668	505,169
Hartford Financial Services Group, Inc.	10,103	661,039
Lincoln National Corp.	7,166	335,154
Loews Corp.	6,555	388,449
Markel Corp.*	280	362,110
Marsh & McLennan Cos., Inc.	5,940	922,185
MetLife, Inc.	43,049	2,703,047
Principal Financial Group, Inc.	7,638	510,142
Progressive Corp.	8,624	1,002,713
Prudential Financial, Inc.	19,369	1,853,226
Travelers Cos., Inc.	7,625	1,289,616
W.R. Berkley Corp.	3,631	247,852

Total Insurance		15,948,239

Interactive Media & Services - 6.2%
Alphabet, Inc., Class A*	11,880	25,889,609
Match Group, Inc.*	1,740	121,261
Meta Platforms, Inc., Class A*	71,094	11,463,907
Pinterest, Inc., Class A*	6,119	111,121
Snap, Inc., Class A*	7,681	100,852
Twitter, Inc.*	4,511	168,666

Total Interactive Media & Services		37,855,416

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	171,817	18,248,683
eBay, Inc.	13,801	575,088
Etsy, Inc.*	908	66,475
Wayfair, Inc., Class A*(a)	207	9,017

Total Internet & Direct Marketing Retail		18,899,263

IT Services - 3.0%
Akamai Technologies, Inc.*	4,480	409,158
Automatic Data Processing, Inc.	4,164	874,607
Block, Inc.*	2,849	175,099
Broadridge Financial Solutions, Inc.	1,378	196,434
Cloudflare, Inc., Class A*	1,992	87,150
Cognizant Technology Solutions Corp., Class A	11,079	747,722
EPAM Systems, Inc.*	536	158,002
Fiserv, Inc.*	14,449	1,285,527
FleetCor Technologies, Inc.*	2,507	526,746
Gartner, Inc.*	1,405	339,771
GoDaddy, Inc., Class A*	3,366	234,139
International Business Machines Corp.	24,724	3,490,782
MasterCard, Inc., Class A	8,214	2,591,353
MongoDB, Inc.*	480	124,560
Paychex, Inc.	3,488	397,179
PayPal Holdings, Inc.*	16,386	1,144,398
SS&C Technologies Holdings, Inc.	8,570	497,660
VeriSign, Inc.*	1,522	254,676
Visa, Inc., Class A	23,294	4,586,356

Total IT Services		18,121,319

Leisure Products - 0.0%
Hasbro, Inc.	2,327	190,535

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	3,103	368,543
Avantor, Inc.*	6,630	206,193
Bio-Rad Laboratories, Inc., Class A*	225	111,375
Bio-Techne Corp.	254	88,047
Bruker Corp.	1,285	80,647
Charles River Laboratories International, Inc.*	524	112,120
Danaher Corp.	8,259	2,093,822
IQVIA Holdings, Inc.*	2,196	476,510
Mettler-Toledo International, Inc.*	168	192,993
PerkinElmer, Inc.	2,733	388,687
Repligen Corp.*	356	57,815
Thermo Fisher Scientific, Inc.	6,090	3,308,575
Waters Corp.*	702	232,348
West Pharmaceutical Services, Inc.	555	167,815

Total Life Sciences Tools & Services		7,885,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
Machinery - 1.4%
Caterpillar, Inc.	10,341	$1,848,557
Cummins, Inc.	3,708	717,609
Deere & Co.	6,176	1,849,527
Dover Corp.	2,210	268,117
Fortive Corp.	4,105	223,230
Graco, Inc.	1,795	106,641
IDEX Corp.	587	106,617
Illinois Tool Works, Inc.	3,995	728,089
Ingersoll Rand, Inc.	4,674	196,682
Nordson Corp.	565	114,379
Otis Worldwide Corp.	5,373	379,710
PACCAR, Inc.	7,140	587,907
Parker-Hannifin Corp.	2,401	590,766
Stanley Black & Decker, Inc.	3,787	397,105
Westinghouse Air Brake Technologies Corp.	2,716	222,929
Xylem, Inc.	1,452	113,517

Total Machinery		8,451,382

Media - 1.2%
Charter Communications, Inc., Class A*	2,394	1,121,661
Comcast Corp., Class A	99,933	3,921,371
Fox Corp., Class A	16,093	517,551
Interpublic Group of Cos., Inc.	10,647	293,112
Liberty Broadband Corp., Class C*	1,140	131,830
News Corp., Class A	7,474	116,445
Omnicom Group, Inc.	7,345	467,215
Sirius XM Holdings, Inc.(a)	70,739	433,630

Total Media		7,002,815

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	37,438	1,095,436
Newmont Corp.	16,644	993,147
Nucor Corp.	14,299	1,492,959
Southern Copper Corp.	19,286	960,636
Steel Dynamics, Inc.	10,510	695,236

Total Metals & Mining		5,237,414

Multi-Utilities - 0.9%
Ameren Corp.	3,993	360,807
CenterPoint Energy, Inc.	11,235	332,331
CMS Energy Corp.	4,495	303,412
Consolidated Edison, Inc.	5,998	570,410
Dominion Energy, Inc.	14,570	1,162,832
DTE Energy Co.	4,047	512,957
Public Service Enterprise Group, Inc.	10,306	652,164
Sempra Energy	7,113	1,068,871
WEC Energy Group, Inc.	5,073	510,547

Total Multi-Utilities		5,474,331

Multiline Retail - 0.5%
Dollar General Corp.	4,100	1,006,304
Dollar Tree, Inc.*	3,561	554,982
Target Corp.	9,799	1,383,913

Total Multiline Retail		2,945,199

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	34,042	4,928,601
ConocoPhillips	23,969	2,152,656
Continental Resources, Inc.	7,171	468,625
Coterra Energy, Inc.	8,947	230,743
Devon Energy Corp.	11,941	658,069
Diamondback Energy, Inc.	4,887	592,060
EOG Resources, Inc.	15,072	1,664,552
Exxon Mobil Corp.	86,340	7,394,158
Hess Corp.	1,763	186,772
Kinder Morgan, Inc.	67,899	1,137,987
Marathon Oil Corp.	10,640	239,187
Marathon Petroleum Corp.	3,695	303,766
Occidental Petroleum Corp.	5,440	320,307
ONEOK, Inc.	8,359	463,924
Phillips 66	3,294	270,075
Pioneer Natural Resources Co.	4,538	1,012,337
Targa Resources Corp.	2,148	128,171
Williams Cos., Inc.	20,219	631,035

Total Oil, Gas & Consumable Fuels		22,783,025

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	2,642	672,838

Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	105,002	8,085,154
Catalent, Inc.*	1,464	157,073
Eli Lilly & Co.	11,396	3,694,925
Johnson & Johnson	58,198	10,330,727
Merck & Co., Inc.	72,697	6,627,785
Pfizer, Inc.	154,677	8,109,715
Zoetis, Inc.	3,313	569,472

Total Pharmaceuticals		37,574,851

Professional Services - 0.2%
Equifax, Inc.	1,130	206,541
Jacobs Engineering Group, Inc.	2,064	262,396
Leidos Holdings, Inc.	3,473	349,766
Robert Half International, Inc.	1,431	107,168
TransUnion	1,824	145,902
Verisk Analytics, Inc.	1,220	211,170

Total Professional Services		1,282,943

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,777	425,245
Jones Lang LaSalle, Inc.*	1,091	190,772

Total Real Estate Management & Development		616,017

Road & Rail - 0.8%
AMERCO	439	209,943
Avis Budget Group, Inc.*	1,300	191,204
CSX Corp.	33,089	961,566
JB Hunt Transport Services, Inc.	1,180	185,814
Norfolk Southern Corp.	3,672	834,609
Old Dominion Freight Line, Inc.	938	240,391
Union Pacific Corp.	9,514	2,029,146

Total Road & Rail		4,652,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*	12,638	$966,428
Analog Devices, Inc.	6,241	911,748
Applied Materials, Inc.	17,264	1,570,679
Broadcom, Inc.	7,769	3,774,258
Enphase Energy, Inc.*	1,268	247,564
Entegris, Inc.	2,160	199,001
Intel Corp.	180,378	6,747,941
KLA Corp.	2,729	870,769
Lam Research Corp.	2,644	1,126,741
Marvell Technology, Inc.	5,468	238,022
Microchip Technology, Inc.	11,281	655,200
Micron Technology, Inc.	33,436	1,848,342
Monolithic Power Systems, Inc.	538	206,614
NVIDIA Corp.	26,479	4,013,952
ON Semiconductor Corp.*	8,301	417,623
Qorvo, Inc.*	4,367	411,895
QUALCOMM, Inc.	21,942	2,802,871
Skyworks Solutions, Inc.	5,297	490,714
Teradyne, Inc.	3,426	306,798
Texas Instruments, Inc.	14,931	2,294,148

Total Semiconductors & Semiconductor Equipment		30,101,308

Software - 7.8%
Adobe, Inc.*	4,902	1,794,426
ANSYS, Inc.*	1,076	257,476
AppLovin Corp., Class A*(a)	1,789	61,613
Autodesk, Inc.*	2,059	354,066
Bentley Systems, Inc., Class B	5,030	167,499
Bill.com Holdings, Inc.*	800	87,952
Cadence Design Systems, Inc.*	2,921	438,238
Ceridian HCM Holding, Inc.*	1,672	78,718
Crowdstrike Holdings, Inc., Class A*	1,318	222,162
Datadog, Inc., Class A*	1,666	158,670
DocuSign, Inc.*	2,059	118,145
Dynatrace, Inc.*	3,776	148,925
Fortinet, Inc.*	7,085	400,869
HubSpot, Inc.*	345	103,724
Intuit, Inc.	1,872	721,544
Microsoft Corp.	120,471	30,940,567
NortonLifeLock, Inc.	21,161	464,696
Oracle Corp.	60,773	4,246,209
Palo Alto Networks, Inc.*	776	383,297
Paycom Software, Inc.*	630	176,476
Paylocity Holding Corp.*	829	144,594
PTC, Inc.*	2,795	297,220
Roper Technologies, Inc.	1,137	448,717
Salesforce, Inc.*	8,186	1,351,017
ServiceNow, Inc.*	1,223	581,561
Synopsys, Inc.*	1,551	471,039
Trade Desk, Inc., Class A*	3,574	149,715
Tyler Technologies, Inc.*	517	171,892
UiPath, Inc., Class A*(a)	3,562	64,793
VMware, Inc., Class A	11,483	1,308,832
Workday, Inc., Class A*	1,964	274,135
Zendesk, Inc.*	2,051	151,918
Zoom Video Communications, Inc., Class A*	3,607	389,448
Zscaler, Inc.*	1,001	149,660

Total Software		47,279,813

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	1,167	201,996
AutoZone, Inc.*	415	891,885
Bath & Body Works, Inc.	6,756	181,872
Best Buy Co., Inc.	9,430	614,742
Burlington Stores, Inc.*	597	81,329
CarMax, Inc.*	2,873	259,949
Carvana Co.*(a)	513	11,584
Floor & Decor Holdings, Inc., Class A*	820	51,627
Home Depot, Inc.	14,308	3,924,255
Lowe’s Cos., Inc.	11,823	2,065,123
O’Reilly Automotive, Inc.*	1,083	684,196
RH*	408	86,602
Ross Stores, Inc.	4,770	334,997
TJX Cos., Inc.	15,174	847,468
Tractor Supply Co.	1,497	290,194
Ulta Beauty, Inc.*	628	242,081
Williams-Sonoma, Inc.	2,066	229,223

Total Specialty Retail		10,999,123

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	248,925	34,033,026
Hewlett Packard Enterprise Co.	66,206	877,891
HP, Inc.	50,106	1,642,475
NetApp, Inc.	5,858	382,176
Western Digital Corp.*	15,455	692,848

Total Technology Hardware, Storage & Peripherals		37,628,416

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	13,174	1,346,383
VF Corp.	4,448	196,468

Total Textiles, Apparel & Luxury Goods		1,542,851

Tobacco - 1.1%
Altria Group, Inc.	69,476	2,902,013
Philip Morris International, Inc.	37,806	3,732,964

Total Tobacco		6,634,977

Trading Companies & Distributors - 0.1%
Fastenal Co.	4,771	238,168
United Rentals, Inc.*	1,481	359,750
W.W. Grainger, Inc.	620	281,747

Total Trading Companies & Distributors		879,665

Water Utilities - 0.1%
American Water Works Co., Inc.	1,608	239,222
Essential Utilities, Inc.	2,592	118,843

Total Water Utilities		358,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	10,497	$1,412,266

TOTAL COMMON STOCKS (Cost: $617,743,698)		606,790,024

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. High Dividend Fund(b) (Cost: $49,433)	869	71,510

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $690,975)	690,975	690,975

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $618,484,106)		607,552,509
Other Assets less Liabilities - 0.0%		1,191

NET ASSETS - 100.0%		$607,553,700

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,410,251 and the total market value of the collateral held by the Fund was $1,457,495. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $766,520.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. High Dividend Fund	$396,757	$—	$303,215	$30,094	$(52,126)	$71,510	$4,166

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$606,790,024	$—	$—	$606,790,024
Exchange-Traded Fund	71,510	—	—	71,510
Investment of Cash Collateral for Securities Loaned	—	690,975	—	690,975

Total Investments in Securities	$606,861,534	$690,975	$—	$607,552,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.4%

Aerospace & Defense - 0.8%
BWX Technologies, Inc.	86,929	$4,788,919
Curtiss-Wright Corp.	7,567	999,298
Huntington Ingalls Industries, Inc.	64,306	14,007,133
Textron, Inc.	5,314	324,526
Woodward, Inc.	18,456	1,706,995

Total Aerospace & Defense		21,826,871

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	151,059	15,312,851

Auto Components - 0.8%
BorgWarner, Inc.	232,818	7,769,137
Gentex Corp.	307,800	8,609,166
Lear Corp.	56,280	7,085,089

Total Auto Components		23,463,392

Automobiles - 0.3%
Harley-Davidson, Inc.(a)	143,352	4,538,524
Thor Industries, Inc.	59,866	4,473,786

Total Automobiles		9,012,310

Banks - 8.2%
Bank OZK	276,857	10,390,443
BOK Financial Corp.	125,870	9,513,255
Cadence Bank	271,400	6,372,472
Comerica, Inc.	247,072	18,130,143
Commerce Bancshares, Inc.	142,952	9,384,799
Cullen/Frost Bankers, Inc.	92,623	10,785,948
East West Bancorp, Inc.	209,389	13,568,407
First Citizens BancShares, Inc., Class A	10,936	7,149,738
First Financial Bankshares, Inc.	135,085	5,304,788
First Horizon Corp.	1,102,040	24,090,595
Glacier Bancorp, Inc.(a)	157,496	7,468,460
Hancock Whitney Corp.	109,713	4,863,577
Home BancShares, Inc.(a)	251,439	5,222,388
PacWest Bancorp	212,984	5,678,154
Pinnacle Financial Partners, Inc.	42,577	3,078,743
Prosperity Bancshares, Inc.	152,700	10,424,829
ServisFirst Bancshares, Inc.	37,199	2,935,745
SouthState Corp.	89,287	6,888,492
Synovus Financial Corp.	254,932	9,190,299
UMB Financial Corp.	57,845	4,980,455
Umpqua Holdings Corp.	770,399	12,919,591
United Bankshares, Inc.	313,378	10,990,167
Valley National Bancorp	678,500	7,063,185
Webster Financial Corp.	217,942	9,186,255
Western Alliance Bancorp	109,784	7,750,750
Wintrust Financial Corp.	56,045	4,492,007
Zions Bancorp NA	216,006	10,994,705

Total Banks		238,818,390

Beverages - 0.0%
Coca-Cola Consolidated, Inc.	1,174	662,019

Building Products - 1.9%
A.O. Smith Corp.	98,032	5,360,390
AAON, Inc.	31,344	1,716,397
Advanced Drainage Systems, Inc.	20,939	1,885,976
Armstrong World Industries, Inc.	28,502	2,136,510
Carlisle Cos., Inc.	27,799	6,633,119
Fortune Brands Home & Security, Inc.	72,894	4,364,893
Lennox International, Inc.	26,237	5,420,302
Masco Corp.	282,911	14,315,296
Owens Corning	59,303	4,406,806
Simpson Manufacturing Co., Inc.	37,012	3,723,777
UFP Industries, Inc.	50,290	3,426,761
Zurn Water Solutions Corp.	49,479	1,347,808

Total Building Products		54,738,035

Capital Markets - 4.0%
Affiliated Managers Group, Inc.	17,530	2,043,998
Ares Management Corp., Class A	235,999	13,418,903
Blue Owl Capital, Inc.(a)	493,938	4,954,198
Cboe Global Markets, Inc.	96,852	10,962,678
Cohen & Steers, Inc.	84,229	5,356,122
Evercore, Inc., Class A	74,531	6,976,847
Franklin Resources, Inc.	1,020,867	23,796,410
Hamilton Lane, Inc., Class A	35,776	2,403,432
Houlihan Lokey, Inc.	79,967	6,311,795
Interactive Brokers Group, Inc., Class A	27,800	1,529,278
Jefferies Financial Group, Inc.	529,107	14,613,935
LPL Financial Holdings, Inc.	34,465	6,358,103
MarketAxess Holdings, Inc.	15,959	4,085,663
Morningstar, Inc.	14,867	3,595,287
SEI Investments Co.	106,641	5,760,747
Stifel Financial Corp.	71,704	4,016,858
Tradeweb Markets, Inc., Class A	14,379	981,367

Total Capital Markets		117,165,621

Chemicals - 5.3%
Ashland Global Holdings, Inc.	32,142	3,312,233
Avient Corp.	65,283	2,616,543
Balchem Corp.	11,264	1,461,391
Celanese Corp.	104,853	12,331,761
CF Industries Holdings, Inc.	270,322	23,174,705
Chemours Co.	341,797	10,944,340
Eastman Chemical Co.	191,896	17,226,504
Element Solutions, Inc.	240,963	4,289,141
FMC Corp.	128,167	13,715,151
Huntsman Corp.	272,704	7,731,158
Mosaic Co.	190,015	8,974,409
Olin Corp.	223,640	10,350,059
Quaker Chemical Corp.(a)	5,147	769,580
RPM International, Inc.	119,837	9,433,569
Scotts Miracle-Gro Co.	67,410	5,324,716
Sensient Technologies Corp.	53,988	4,349,273
Valvoline, Inc.	251,018	7,236,849
Westlake Corp.	102,517	10,048,716

Total Chemicals		153,290,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2022

Investments	Shares	Value
Commercial Services & Supplies - 0.7%
MSA Safety, Inc.	34,277	$4,149,917
Rollins, Inc.	336,112	11,737,031
Tetra Tech, Inc.	25,544	3,488,033

Total Commercial Services & Supplies		19,374,981

Communications Equipment - 0.5%
Juniper Networks, Inc.	511,185	14,568,772

Construction & Engineering - 0.8%
EMCOR Group, Inc.	7,840	807,206
MDU Resources Group, Inc.	574,515	15,506,160
Quanta Services, Inc.	25,167	3,154,432
Valmont Industries, Inc.	13,339	2,996,340

Total Construction & Engineering		22,464,138

Construction Materials - 0.1%
Eagle Materials, Inc.	18,542	2,038,507

Consumer Finance - 1.5%
Ally Financial, Inc.	423,672	14,197,248
OneMain Holdings, Inc.	614,873	22,983,953
SLM Corp.	370,518	5,906,057

Total Consumer Finance		43,087,258

Containers & Packaging - 2.5%
AptarGroup, Inc.	43,063	4,444,532
Crown Holdings, Inc.	55,240	5,091,471
Graphic Packaging Holding Co.	278,024	5,699,492
Packaging Corp. of America	157,432	21,646,900
Sealed Air Corp.	123,901	7,151,566
Silgan Holdings, Inc.	107,824	4,458,522
Sonoco Products Co.	186,822	10,656,327
Westrock Co.	324,434	12,925,451

Total Containers & Packaging		72,074,261

Distributors - 0.5%
LKQ Corp.	286,078	14,043,569

Diversified Consumer Services - 1.2%
ADT, Inc.	674,213	4,146,410
H&R Block, Inc.	497,617	17,575,832
Service Corp. International	207,439	14,338,184

Total Diversified Consumer Services		36,060,426

Diversified Financial Services - 0.2%
Voya Financial, Inc.	78,583	4,678,046

Electric Utilities - 5.1%
Alliant Energy Corp.	409,630	24,008,414
Evergy, Inc.	687,594	44,865,509
Hawaiian Electric Industries, Inc.	239,061	9,777,595
IDACORP, Inc.	123,196	13,048,920
NRG Energy, Inc.	489,334	18,677,879
OGE Energy Corp.	763,682	29,447,578
Portland General Electric Co.	193,700	9,361,521

Total Electric Utilities		149,187,416

Electrical Equipment - 0.7%
Acuity Brands, Inc.	2,099	323,330
Hubbell, Inc.	69,628	12,434,168
Regal Rexnord Corp.	54,378	6,172,991
Vertiv Holdings Co.	910	7,480

Total Electrical Equipment		18,937,969

Electronic Equipment, Instruments & Components - 0.6%
Cognex Corp.	27,001	1,148,082
Jabil, Inc.	56,676	2,902,378
Littelfuse, Inc.	13,272	3,371,619
National Instruments Corp.	225,224	7,033,745
TD SYNNEX Corp.	35,939	3,274,043
Vontier Corp.	26,237	603,189

Total Electronic Equipment, Instruments & Components		18,333,056

Energy Equipment & Services - 0.2%
NOV, Inc.	368,224	6,226,668

Entertainment - 0.1%
Warner Music Group Corp., Class A	87,960	2,142,706

Equity Real Estate Investment Trusts (REITs) - 9.6%
Agree Realty Corp.	47,377	3,417,303
American Campus Communities, Inc.	119,671	7,715,189
American Homes 4 Rent, Class A	85,287	3,022,571
Americold Realty Trust, Inc.	129,868	3,901,235
Apartment Income REIT Corp.	109,974	4,574,918
Brixmor Property Group, Inc.	376,818	7,615,492
Broadstone Net Lease, Inc.	209,806	4,303,121
Cousins Properties, Inc.	104,085	3,042,405
CubeSmart	233,766	9,986,484
Douglas Emmett, Inc.	148,162	3,315,866
EastGroup Properties, Inc.	26,291	4,057,490
Equity LifeStyle Properties, Inc.	91,130	6,421,931
Federal Realty OP LP	53,602	5,131,855
First Industrial Realty Trust, Inc.	63,408	3,010,612
Gaming and Leisure Properties, Inc.	447,838	20,537,851
Healthcare Realty Trust, Inc.	145,332	3,953,030
Healthcare Trust of America, Inc., Class A	242,919	6,779,869
Highwoods Properties, Inc.	148,347	5,071,984
Innovative Industrial Properties, Inc.	15,030	1,651,346
Iron Mountain, Inc.	495,407	24,121,367
Kilroy Realty Corp.	113,162	5,921,767
Kimco Realty Corp.	561,743	11,105,659
Kite Realty Group Trust	132,610	2,292,827
Lamar Advertising Co., Class A	90,460	7,957,766
Life Storage, Inc.	70,825	7,908,319
LXP Industrial Trust	341,862	3,671,598
Macerich Co.	107,125	933,059
National Retail Properties, Inc.	240,285	10,332,255
National Storage Affiliates Trust	68,986	3,454,129
Omega Healthcare Investors, Inc.	472,072	13,307,710
Physicians Realty Trust	255,898	4,465,420
PS Business Parks, Inc.	16,654	3,116,796
Rayonier, Inc.	126,695	4,735,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2022

Investments	Shares	Value
Regency Centers Corp.	122,288	$7,252,901
Rexford Industrial Realty, Inc.	54,432	3,134,739
Safehold, Inc.	23,560	833,317
SL Green Realty Corp.	95,326	4,399,295
Spirit Realty Capital, Inc.	200,284	7,566,730
STAG Industrial, Inc.	173,733	5,364,875
STORE Capital Corp.	368,500	9,610,480
Terreno Realty Corp.	52,612	2,932,067
W.P. Carey, Inc.	312,051	25,856,546

Total Equity Real Estate Investment Trusts (REITs)		277,786,033

Food & Staples Retailing - 0.7%
Albertsons Cos., Inc., Class A	562,100	15,019,312
Casey’s General Stores, Inc.	20,192	3,735,116

Total Food & Staples Retailing		18,754,428

Food Products - 4.2%
Campbell Soup Co.	614,350	29,519,517
Conagra Brands, Inc.	1,100,989	37,697,863
Flowers Foods, Inc.	640,808	16,866,067
Ingredion, Inc.	114,058	10,055,353
J.M. Smucker Co.	185,597	23,758,272
Lancaster Colony Corp.	34,164	4,399,640
Seaboard Corp.	12	46,591

Total Food Products		122,343,303

Gas Utilities - 2.2%
Atmos Energy Corp.	214,731	24,071,345
National Fuel Gas Co.	250,451	16,542,289
UGI Corp.	564,766	21,805,615

Total Gas Utilities		62,419,249

Health Care Equipment & Supplies - 0.2%
Dentsply Sirona, Inc.	104,664	3,739,644
Teleflex, Inc.	9,541	2,345,655

Total Health Care Equipment & Supplies		6,085,299

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	678,583	35,469,533
Chemed Corp.	3,152	1,479,517
Encompass Health Corp.	107,537	6,027,449
Ensign Group, Inc.	16,943	1,244,802
Premier, Inc., Class A	225,753	8,054,867
Universal Health Services, Inc., Class B	22,012	2,216,829

Total Health Care Providers & Services		54,492,997

Hotels, Restaurants & Leisure - 1.6%
Aramark	185,211	5,673,013
Choice Hotels International, Inc.	25,431	2,838,862
Churchill Downs, Inc.	10,963	2,099,743
Marriott Vacations Worldwide Corp.	34,209	3,975,086
Papa John’s International, Inc.	29,765	2,485,973
Texas Roadhouse, Inc.	74,270	5,436,564
Travel & Leisure Co.	155,923	6,052,931
Vail Resorts, Inc.	22,635	4,935,562
Wendy’s Co.	255,284	4,819,762
Wingstop, Inc.	11,229	839,592
Wyndham Hotels & Resorts, Inc.	121,237	7,967,696

Total Hotels, Restaurants & Leisure		47,124,784

Household Durables - 1.9%
Leggett & Platt, Inc.	327,232	11,315,682
Newell Brands, Inc.	1,059,451	20,171,947
PulteGroup, Inc.	141,154	5,593,933
Tempur Sealy International, Inc.	119,256	2,548,501
Toll Brothers, Inc.	75,991	3,389,199
Whirlpool Corp.	83,906	12,994,522

Total Household Durables		56,013,784

Household Products - 0.5%
Reynolds Consumer Products, Inc.	406,082	11,073,856
Spectrum Brands Holdings, Inc.(a)	50,035	4,103,871

Total Household Products		15,177,727

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	932,487	19,591,552
Clearway Energy, Inc., Class C(a)	394,989	13,761,417
Ormat Technologies, Inc.(a)	20,786	1,628,583

Total Independent Power & Renewable Electricity Producers		34,981,552

Insurance - 7.6%
American Financial Group, Inc.	120,946	16,788,514
Assurant, Inc.	59,108	10,216,818
CNA Financial Corp.	565,394	25,386,191
Erie Indemnity Co., Class A	62,249	11,963,635
Fidelity National Financial, Inc.	852,038	31,491,324
First American Financial Corp.	255,239	13,507,248
Globe Life, Inc.	50,141	4,887,243
Hanover Insurance Group, Inc.	64,808	9,478,170
Kinsale Capital Group, Inc.	2,786	639,777
Lincoln National Corp.	271,471	12,696,699
Loews Corp.	53,272	3,156,899
Old Republic International Corp.	965,085	21,579,301
Primerica, Inc.	40,097	4,799,210
Reinsurance Group of America, Inc.	102,989	12,079,580
RLI Corp.	36,129	4,212,280
Selective Insurance Group, Inc.	73,153	6,359,922
Unum Group	617,874	21,020,073
W.R. Berkley Corp.	150,888	10,299,615

Total Insurance		220,562,499

Internet & Direct Marketing Retail - 0.0%
Shutterstock, Inc.	10,573	605,939

IT Services - 0.6%
Concentrix Corp.	26,681	3,619,011
Jack Henry & Associates, Inc.	45,767	8,238,975
Maximus, Inc.	42,634	2,665,051
Switch, Inc., Class A	41,735	1,398,123
TTEC Holdings, Inc.	40,440	2,745,472

Total IT Services		18,666,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2022

Investments	Shares	Value
Leisure Products - 1.2%
Acushnet Holdings Corp.	83,847	$3,494,743
Brunswick Corp.	72,301	4,727,039
Hasbro, Inc.	214,913	17,597,077
Polaris, Inc.(a)	87,910	8,727,705

Total Leisure Products		34,546,564

Life Sciences Tools & Services - 0.2%
Azenta, Inc.	25,248	1,820,381
Bruker Corp.	38,735	2,431,008

Total Life Sciences Tools & Services		4,251,389

Machinery - 3.0%
AGCO Corp.	37,976	3,748,231
Crane Holdings Co.	80,900	7,083,604
Donaldson Co., Inc.	167,515	8,064,172
Franklin Electric Co., Inc.	40,921	2,997,872
Graco, Inc.	135,590	8,055,402
ITT, Inc.	53,441	3,593,373
John Bean Technologies Corp.	571	63,050
Lincoln Electric Holdings, Inc.	91,989	11,347,763
Nordson Corp.	36,772	7,444,124
Oshkosh Corp.	46,110	3,787,475
Snap-on, Inc.	81,439	16,045,926
Timken Co.	90,657	4,809,354
Toro Co.	104,510	7,920,813
Watts Water Technologies, Inc., Class A	12,587	1,546,187

Total Machinery		86,507,346

Media - 2.7%
Cable One, Inc.	1,739	2,242,127
Interpublic Group of Cos., Inc.	739,156	20,348,965
New York Times Co., Class A	61,982	1,729,298
News Corp., Class A	311,528	4,853,606
Nexstar Media Group, Inc., Class A	67,813	11,045,381
Omnicom Group, Inc.	503,138	32,004,608
TEGNA, Inc.	327,983	6,877,804

Total Media		79,101,789

Metals & Mining - 1.5%
Alcoa Corp.	82,196	3,746,494
Reliance Steel & Aluminum Co.	103,857	17,641,150
Royal Gold, Inc.	54,768	5,848,127
Steel Dynamics, Inc.	215,990	14,287,738
United States Steel Corp.(a)	140,470	2,515,818

Total Metals & Mining		44,039,327

Multi-Utilities - 2.1%
Black Hills Corp.	146,199	10,638,901
CenterPoint Energy, Inc.	873,996	25,852,802
NiSource, Inc.	787,389	23,220,101

Total Multi-Utilities		59,711,804

Multiline Retail - 0.4%
Dillard’s, Inc., Class A	2,304	508,193
Kohl’s Corp.(a)	158,816	5,668,143
Macy’s, Inc.	361,398	6,620,812

Total Multiline Retail		12,797,148

Oil, Gas & Consumable Fuels - 8.4%
Antero Midstream Corp.(a)	2,703,707	24,468,548
APA Corp.	433,106	15,115,399
Chesapeake Energy Corp.(a)	200,025	16,222,028
Civitas Resources, Inc.	238,176	12,454,223
Continental Resources, Inc.(a)	585,224	38,244,388
Coterra Energy, Inc.	1,251,799	32,283,896
DTE Midstream LLC*	288,709	14,152,515
Equitrans Midstream Corp.	1,472,031	9,362,117
HF Sinclair Corp.	377,012	17,025,862
Marathon Oil Corp.	746,792	16,787,884
Matador Resources Co.	37,686	1,755,791
Murphy Oil Corp.	164,647	4,970,693
Ovintiv, Inc.	364,430	16,104,162
PDC Energy, Inc.	80,734	4,974,022
Targa Resources Corp.	171,247	10,218,309
Texas Pacific Land Corp.	5,906	8,788,246

Total Oil, Gas & Consumable Fuels		242,928,083

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	90,393	4,737,497

Pharmaceuticals - 1.0%
Organon & Co.	849,008	28,654,020

Professional Services - 2.1%
Booz Allen Hamilton Holding Corp.	125,698	11,358,071
Exponent, Inc.	35,123	3,212,701
Insperity, Inc.	60,201	6,009,866
KBR, Inc.	99,666	4,822,838
Korn Ferry	11,845	687,247
Leidos Holdings, Inc.	122,923	12,379,575
ManpowerGroup, Inc.	94,384	7,211,881
Robert Half International, Inc.	134,440	10,068,212
Science Applications International Corp.	58,073	5,406,596

Total Professional Services		61,156,987

Real Estate Management & Development - 0.0%
eXp World Holdings, Inc.(a)	2,119	24,941

Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc.	53,950	2,497,346
Landstar System, Inc.	15,547	2,260,845
Ryder System, Inc.	140,239	9,965,383

Total Road & Rail		14,723,574

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.	163,539	2,771,986
MKS Instruments, Inc.	24,077	2,471,022
Power Integrations, Inc.	38,561	2,892,461
Universal Display Corp.	10,547	1,066,724

Total Semiconductors & Semiconductor Equipment		9,202,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2022

Investments	Shares	Value
Software - 1.4%
Bentley Systems, Inc., Class B	25,985	$865,301
CDK Global, Inc.	102,077	5,590,757
Citrix Systems, Inc.	135,549	13,171,296
Dolby Laboratories, Inc., Class A	65,994	4,722,531
NortonLifeLock, Inc.	735,113	16,143,081
Pegasystems, Inc.	10,659	509,927

Total Software		41,002,893

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	63,844	11,050,758
American Eagle Outfitters, Inc.	259,532	2,901,568
Dick’s Sporting Goods, Inc.(a)	98,730	7,441,280
Foot Locker, Inc.	164,989	4,165,972
Gap, Inc.	563,956	4,646,997
Lithia Motors, Inc.	8,551	2,349,900
Murphy USA, Inc.	14,402	3,353,794
Penske Automotive Group, Inc.	130,734	13,686,543
Williams-Sonoma, Inc.	104,485	11,592,611

Total Specialty Retail		61,189,423

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.(a)	57,061	4,021,659
Columbia Sportswear Co.	52,735	3,774,771
Hanesbrands, Inc.(a)	759,339	7,813,598
PVH Corp.	5,946	338,328
Ralph Lauren Corp.	58,377	5,233,498
Tapestry, Inc.	382,390	11,670,543

Total Textiles, Apparel & Luxury Goods		32,852,397

Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	391,837	4,937,146
New York Community Bancorp, Inc.(a)	1,451,730	13,254,295
TFS Financial Corp.	1,035,691	14,220,037
Walker & Dunlop, Inc.	32,411	3,122,476

Total Thrifts & Mortgage Finance		35,533,954

Trading Companies & Distributors - 0.8%
Air Lease Corp.	110,035	3,678,470
Herc Holdings, Inc.	16,442	1,482,246
Watsco, Inc.(a)	76,822	18,346,630

Total Trading Companies & Distributors		23,507,346

Water Utilities - 0.5%
Essential Utilities, Inc.	335,356	15,376,073

Total United States		2,884,366,334

Puerto Rico - 0.4%

Banks - 0.4%
Popular, Inc.	162,139	12,473,354

TOTAL COMMON STOCKS (Cost: $2,800,727,368)		2,896,839,688

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $23,226,583)	23,226,583	23,226,583

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $2,823,953,951)		2,920,066,271
Other Assets less Liabilities - (0.6)%		(17,144,989)

NET ASSETS - 100.0%		$2,902,921,282

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $113,594,955. The Fund also had securities on loan having a total market value of $11,820 that were sold and pending settlement. The total market value of the collateral held by the Fund was $118,071,912. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $94,845,329.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund^	$643,530	$4,500,154	$5,102,906	$99,886	$(140,664)	$—	$17,714

^	As of June 30, 2022, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$2,896,839,688	$—	$—	$2,896,839,688
Investment of Cash Collateral for Securities Loaned	—	23,226,583	—	23,226,583

Total Investments in Securities	$2,896,839,688	$23,226,583	$—	$2,920,066,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.1%
BWX Technologies, Inc.	21,957	$1,209,611
Curtiss-Wright Corp.	8,934	1,179,824
Huntington Ingalls Industries, Inc.	14,066	3,063,856
Parsons Corp.*	20,927	845,870
Woodward, Inc.	7,955	735,758

Total Aerospace & Defense		7,034,919

Auto Components - 1.4%
BorgWarner, Inc.	88,260	2,945,236
Dana, Inc.	47,040	661,853
Dorman Products, Inc.*	5,114	561,057
Fox Factory Holding Corp.*	4,142	333,597
Gentex Corp.	47,416	1,326,226
Goodyear Tire & Rubber Co.*	88,202	944,643
LCI Industries	6,180	691,418
Lear Corp.	13,673	1,721,294
Visteon Corp.*	2,471	255,946

Total Auto Components		9,441,270

Automobiles - 0.6%
Harley-Davidson, Inc.	60,869	1,927,112
Thor Industries, Inc.	23,168	1,731,345

Total Automobiles		3,658,457

Banks - 8.6%
Ameris Bancorp	26,573	1,067,703
Associated Banc-Corp.	45,413	829,241
Bank of Hawaii Corp.	8,871	660,003
Bank OZK	43,425	1,629,740
BankUnited, Inc.	30,297	1,077,664
BOK Financial Corp.	22,071	1,668,126
Cadence Bank	31,688	744,034
Cathay General Bancorp	22,278	872,184
Comerica, Inc.	49,354	3,621,597
Commerce Bancshares, Inc.	27,684	1,817,455
Community Bank System, Inc.	8,316	526,237
Cullen/Frost Bankers, Inc.	11,437	1,331,839
East West Bancorp, Inc.	38,285	2,480,868
Eastern Bankshares, Inc.	20,405	376,676
First Citizens BancShares, Inc., Class A	5,397	3,528,451
First Financial Bankshares, Inc.	14,427	566,548
First Hawaiian, Inc.	33,800	767,598
First Horizon Corp.	215,983	4,721,388
FNB Corp.	111,341	1,209,163
Glacier Bancorp, Inc.	18,986	900,316
Hancock Whitney Corp.	31,625	1,401,936
Home BancShares, Inc.	44,265	919,384
Independent Bank Corp.	5,413	429,955
Independent Bank Group, Inc.	10,298	699,337
Live Oak Bancshares, Inc.	5,447	184,599
Pacific Premier Bancorp, Inc.	27,264	797,199
PacWest Bancorp	46,199	1,231,665
Pinnacle Financial Partners, Inc.	18,744	1,355,379
Prosperity Bancshares, Inc.	25,215	1,721,428
ServisFirst Bancshares, Inc.	7,566	597,109
Silvergate Capital Corp., Class A*	2,527	135,270
Simmons First National Corp., Class A	31,932	678,874
SouthState Corp.	19,655	1,516,383
Synovus Financial Corp.	54,319	1,958,200
Triumph Bancorp, Inc.*	1,969	123,181
UMB Financial Corp.	14,260	1,227,786
Umpqua Holdings Corp.	84,884	1,423,505
United Bankshares, Inc.	36,300	1,273,041
United Community Banks, Inc.	24,957	753,452
Valley National Bancorp	115,094	1,198,129
Webster Financial Corp.	50,189	2,115,466
Wintrust Financial Corp.	17,034	1,365,275
Zions Bancorp NA	66,779	3,399,051

Total Banks		56,902,435

Beverages - 0.4%
Celsius Holdings, Inc.*(a)	6,212	405,395
Coca-Cola Consolidated, Inc.	2,571	1,449,787
National Beverage Corp.	13,942	682,321

Total Beverages		2,537,503

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	8,509	299,602
Denali Therapeutics, Inc.*	10,189	299,862
Exelixis, Inc.*	41,030	854,245
Halozyme Therapeutics, Inc.*	49,006	2,156,264
Neurocrine Biosciences, Inc.*	21,645	2,109,954
Sarepta Therapeutics, Inc.*	6,610	495,486
United Therapeutics Corp.*	9,472	2,231,982
Vir Biotechnology, Inc.*	12,341	314,325

Total Biotechnology		8,761,720

Building Products - 1.5%
A.O. Smith Corp.	22,456	1,227,894
AAON, Inc.	4,711	257,974
Advanced Drainage Systems, Inc.	7,697	693,269
Armstrong World Industries, Inc.	6,636	497,435
AZEK Co., Inc.*	16,008	267,974
Hayward Holdings, Inc.*(a)	18,245	262,545
Lennox International, Inc.	5,852	1,208,965
Owens Corning	38,848	2,886,795
Resideo Technologies, Inc.*	34,566	671,272
Simpson Manufacturing Co., Inc.	7,021	706,383
UFP Industries, Inc.	18,603	1,267,608

Total Building Products		9,948,114

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	16,283	1,898,598
Blue Owl Capital, Inc.(a)	36,721	368,312
Cohen & Steers, Inc.	5,748	365,515
Evercore, Inc., Class A	18,830	1,762,676
Federated Hermes, Inc., Class B	26,514	842,880
Focus Financial Partners, Inc., Class A*	8,780	299,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
Hamilton Lane, Inc., Class A	3,857	$259,113
Houlihan Lokey, Inc.	13,718	1,082,762
Interactive Brokers Group, Inc., Class A	13,260	729,433
Jefferies Financial Group, Inc.	159,303	4,399,949
Moelis & Co., Class A	22,055	867,864
Piper Sandler Cos.	5,812	658,848
SEI Investments Co.	30,198	1,631,296
Stifel Financial Corp.	38,689	2,167,358
Tradeweb Markets, Inc., Class A	11,106	757,984
Virtu Financial, Inc., Class A	69,492	1,626,808

Total Capital Markets		19,718,443

Chemicals - 2.7%
Ashland Global Holdings, Inc.	10,414	1,073,163
Avient Corp.	18,837	754,987
Balchem Corp.	3,095	401,545
Cabot Corp.	19,910	1,270,059
Chemours Co.	81,706	2,616,226
Element Solutions, Inc.	57,746	1,027,879
H.B. Fuller Co.	9,686	583,194
Huntsman Corp.	82,379	2,335,445
Livent Corp.*(a)	14,216	322,561
NewMarket Corp.	2,887	868,871
Olin Corp.	71,328	3,301,060
Quaker Chemical Corp.	2,214	331,037
Scotts Miracle-Gro Co.	14,806	1,169,526
Sensient Technologies Corp.	5,134	413,595
Valvoline, Inc.	39,618	1,142,187

Total Chemicals		17,611,335

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	19,646	853,029
Brink’s Co.	14,601	886,427
Casella Waste Systems, Inc., Class A*	4,132	300,314
Clean Harbors, Inc.*	7,475	655,333
Driven Brands Holdings, Inc.*	15,308	421,582
IAA, Inc.*	24,270	795,328
MSA Safety, Inc.	4,723	571,814
Stericycle, Inc.*	15,436	676,869
Tetra Tech, Inc.	4,782	652,982

Total Commercial Services & Supplies		5,813,678

Communications Equipment - 1.0%
Calix, Inc.*	7,205	245,979
Ciena Corp.*	27,113	1,239,064
Juniper Networks, Inc.	73,250	2,087,625
Lumentum Holdings, Inc.*(a)	22,084	1,753,911
ViaSat, Inc.*	11,073	339,166
Viavi Solutions, Inc.*	53,576	708,811

Total Communications Equipment		6,374,556

Construction & Engineering - 1.2%
AECOM	23,038	1,502,538
Ameresco, Inc., Class A*(a)	4,413	201,056
API Group Corp.*(a)	37,033	554,384
Comfort Systems USA, Inc.	5,477	455,413
EMCOR Group, Inc.	11,951	1,230,475
MasTec, Inc.*	18,740	1,342,908
MDU Resources Group, Inc.	54,829	1,479,835
Valmont Industries, Inc.	3,465	778,343
WillScot Mobile Mini Holdings Corp.*	19,206	622,659

Total Construction & Engineering		8,167,611

Construction Materials - 0.2%
Eagle Materials, Inc.	8,965	985,612
Summit Materials, Inc., Class A*	13,807	321,565

Total Construction Materials		1,307,177

Consumer Finance - 1.6%
Credit Acceptance Corp.*(a)	5,116	2,421,965
Navient Corp.	107,126	1,498,693
OneMain Holdings, Inc.	89,184	3,333,698
SLM Corp.	198,633	3,166,210

Total Consumer Finance		10,420,566

Containers & Packaging - 1.5%
AptarGroup, Inc.	8,552	882,652
Berry Global Group, Inc.*	43,685	2,386,949
Graphic Packaging Holding Co.	62,290	1,276,945
Greif, Inc., Class A	16,929	1,056,031
Sealed Air Corp.	31,262	1,804,443
Silgan Holdings, Inc.	33,281	1,376,169
Sonoco Products Co.	22,306	1,272,334

Total Containers & Packaging		10,055,523

Diversified Consumer Services - 1.2%
ADT, Inc.	169,889	1,044,817
Bright Horizons Family Solutions, Inc.*	4,948	418,205
Chegg, Inc.*	28,836	541,540
Coursera, Inc.*	11,994	170,075
H&R Block, Inc.	55,121	1,946,874
Service Corp. International	44,017	3,042,455
Terminix Global Holdings, Inc.*	19,017	773,041

Total Diversified Consumer Services		7,937,007

Diversified Financial Services - 0.6%
Voya Financial, Inc.	62,771	3,736,758

Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	4,037	245,288
Frontier Communications Parent, Inc.*	171,659	4,040,853

Total Diversified Telecommunication Services		4,286,141

Electric Utilities - 2.1%
ALLETE, Inc.	10,117	594,677
Hawaiian Electric Industries, Inc.	23,976	980,618
IDACORP, Inc.	9,177	972,028
NRG Energy, Inc.	161,935	6,181,059
OGE Energy Corp.	50,228	1,936,792
Pinnacle West Capital Corp.	33,238	2,430,363
Portland General Electric Co.	17,964	868,200

Total Electric Utilities		13,963,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
Electrical Equipment - 1.2%
Acuity Brands, Inc.	7,257	$1,117,868
Atkore, Inc.*	21,732	1,803,973
EnerSys	10,691	630,341
GrafTech International Ltd.	148,691	1,051,246
Hubbell, Inc.	8,440	1,507,215
Regal Rexnord Corp.	8,730	991,030
Vertiv Holdings Co.	55,904	459,531
Vicor Corp.*(a)	3,109	170,156

Total Electrical Equipment		7,731,360

Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries, Inc.	8,994	656,382
Arrow Electronics, Inc.*	31,830	3,567,825
Avnet, Inc.	38,224	1,639,045
Badger Meter, Inc.	2,985	241,457
II-VI, Inc.*(a)	27,583	1,405,354
Insight Enterprises, Inc.*	10,177	878,072
IPG Photonics Corp.*	6,227	586,147
Jabil, Inc.	56,089	2,872,318
Littelfuse, Inc.	4,124	1,047,661
National Instruments Corp.	11,366	354,960
TD SYNNEX Corp.	16,765	1,527,291
Vontier Corp.	61,912	1,423,357

Total Electronic Equipment, Instruments & Components		16,199,869

Energy Equipment & Services - 0.1%
ChampionX Corp.	17,547	348,308

Entertainment - 0.1%
Warner Music Group Corp., Class A	36,166	881,004

Equity Real Estate Investment Trusts (REITs) - 3.8%
Agree Realty Corp.	6,706	483,704
American Campus Communities, Inc.	10,578	681,964
Brixmor Property Group, Inc.	37,495	757,774
Broadstone Net Lease, Inc.	14,887	305,332
Cousins Properties, Inc.	14,094	411,968
Douglas Emmett, Inc.	14,212	318,064
EastGroup Properties, Inc.	3,127	482,590
EPR Properties	5,294	248,447
Essential Properties Realty Trust, Inc.	11,964	257,106
Federal Realty OP LP	7,091	678,892
First Industrial Realty Trust, Inc.	14,895	707,215
Gaming and Leisure Properties, Inc.	48,181	2,209,581
Healthcare Realty Trust, Inc.	11,364	309,101
Healthcare Trust of America, Inc., Class A	17,358	484,462
Highwoods Properties, Inc.	24,115	824,492
Innovative Industrial Properties, Inc.	2,048	225,014
Kilroy Realty Corp.	37,413	1,957,822
Kite Realty Group Trust	14,823	256,290
Lamar Advertising Co., Class A	13,417	1,180,293
Life Storage, Inc.	6,535	729,698
LXP Industrial Trust	57,479	617,324
National Retail Properties, Inc.	22,841	982,163
National Storage Affiliates Trust	7,506	375,825
Omega Healthcare Investors, Inc.	62,182	1,752,911
Physicians Realty Trust	20,344	355,003
PotlatchDeltic Corp.	31,626	1,397,553
PS Business Parks, Inc.	3,565	667,190
Rayonier, Inc.	12,647	472,745
Rexford Industrial Realty, Inc.	11,290	650,191
Safehold, Inc.	5,573	197,117
SL Green Realty Corp.	35,907	1,657,108
Spirit Realty Capital, Inc.	12,926	488,344
STAG Industrial, Inc.	18,152	560,534
STORE Capital Corp.	28,322	738,638
Terreno Realty Corp.	5,774	321,785
Vornado Realty Trust	13,656	390,425

Total Equity Real Estate Investment Trusts (REITs)		25,134,665

Food & Staples Retailing - 1.3%
BJ’s Wholesale Club Holdings, Inc.*	47,433	2,956,024
Casey’s General Stores, Inc.	6,043	1,117,834
Performance Food Group Co.*	50,858	2,338,451
Sprouts Farmers Market, Inc.*	40,419	1,023,409
U.S. Foods Holding Corp.*	32,738	1,004,402

Total Food & Staples Retailing		8,440,120

Food Products - 1.3%
Darling Ingredients, Inc.*	31,948	1,910,490
Flowers Foods, Inc.	42,911	1,129,418
Hain Celestial Group, Inc.*	14,887	353,417
Ingredion, Inc.	19,751	1,741,248
Lancaster Colony Corp.	4,265	549,247
Pilgrim’s Pride Corp.*	67,099	2,095,502
Post Holdings, Inc.*	6,292	518,146
Simply Good Foods Co.*	14,118	533,237

Total Food Products		8,830,705

Gas Utilities - 1.0%
National Fuel Gas Co.	25,196	1,664,196
New Jersey Resources Corp.	20,568	915,893
ONE Gas, Inc.	11,660	946,675
Spire, Inc.	15,621	1,161,734
UGI Corp.	55,049	2,125,442

Total Gas Utilities		6,813,940

Health Care Equipment & Supplies - 1.8%
CONMED Corp.	2,965	283,928
CryoPort, Inc.*(a)	3,624	112,271
Dentsply Sirona, Inc.	49,748	1,777,496
Enovis Corp.*	8,588	472,340
Envista Holdings Corp.*	35,540	1,369,711
Globus Medical, Inc., Class A*	12,883	723,252
ICU Medical, Inc.*	2,872	472,128
Inari Medical, Inc.*	4,223	287,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
Integra LifeSciences Holdings Corp.*	16,730	$903,922
iRhythm Technologies, Inc.*	2,558	276,341
Merit Medical Systems, Inc.*	7,669	416,197
Neogen Corp.*	9,379	225,940
Omnicell, Inc.*	4,048	460,460
Penumbra, Inc.*	2,925	364,221
QuidelOrtho Corp.*	25,110	2,440,190
Shockwave Medical, Inc.*(a)	2,728	521,512
STAAR Surgical Co.*	4,019	285,068
Tandem Diabetes Care, Inc.*	4,961	293,641

Total Health Care Equipment & Supplies		11,685,740

Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc.*	19,399	1,311,955
Amedisys, Inc.*	5,801	609,801
AMN Healthcare Services, Inc.*	10,215	1,120,688
Apollo Medical Holdings, Inc.*(a)	5,874	226,678
Chemed Corp.	2,534	1,189,434
CorVel Corp.*	1,756	258,606
DaVita, Inc.*	37,017	2,959,879
Encompass Health Corp.	26,587	1,490,201
Ensign Group, Inc.	10,111	742,855
HealthEquity, Inc.*	9,516	584,187
Henry Schein, Inc.*	33,880	2,599,951
Invitae Corp.*(a)	19,604	47,834
LHC Group, Inc.*	6,345	988,170
Option Care Health, Inc.*	16,021	445,224
Owens & Minor, Inc.	31,778	999,418
Patterson Cos., Inc.	26,350	798,405
Premier, Inc., Class A	32,171	1,147,861
Progyny, Inc.*	7,848	227,985
R1 RCM, Inc.*	25,827	541,334
Select Medical Holdings Corp.	54,715	1,292,368
Tenet Healthcare Corp.*	54,925	2,886,858
Universal Health Services, Inc., Class B	32,458	3,268,845

Total Health Care Providers & Services		25,738,537

Health Care Technology - 0.1%
Certara, Inc.*	13,043	279,903
Inspire Medical Systems, Inc.*	2,190	400,047

Total Health Care Technology		679,950

Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp.	30,527	1,518,718
Choice Hotels International, Inc.	5,783	645,556
Churchill Downs, Inc.	3,927	752,138
Marriott Vacations Worldwide Corp.	3,398	394,848
Papa John’s International, Inc.	3,558	297,164
Penn National Gaming, Inc.*	31,004	943,142
Planet Fitness, Inc., Class A*	6,176	420,030
Red Rock Resorts, Inc., Class A(a)	12,274	409,461
Scientific Games Corp., Class A*	11,477	539,304
SeaWorld Entertainment, Inc.*	9,002	397,708
Six Flags Entertainment Corp.*	7,547	163,770
Texas Roadhouse, Inc.	9,863	721,972
Travel & Leisure Co.	15,950	619,179
Wendy’s Co.	34,103	643,865
Wingstop, Inc.	2,403	179,672
Wyndham Hotels & Resorts, Inc.	11,774	773,787

Total Hotels, Restaurants & Leisure		9,420,314

Household Durables - 2.7%
Installed Building Products, Inc.	4,581	380,956
KB Home	43,235	1,230,468
Leggett & Platt, Inc.	34,475	1,192,146
LGI Homes, Inc.*(a)	11,339	985,359
MDC Holdings, Inc.	40,778	1,317,537
Meritage Homes Corp.*	20,856	1,512,060
Mohawk Industries, Inc.*	23,772	2,949,867
Newell Brands, Inc.	144,375	2,748,900
Skyline Champion Corp.*	7,152	339,148
Sonos, Inc.*(a)	20,993	378,714
Taylor Morrison Home Corp., Class A*	55,429	1,294,821
Tempur Sealy International, Inc.	53,484	1,142,953
Toll Brothers, Inc.	36,391	1,623,039
TopBuild Corp.*	4,575	764,757

Total Household Durables		17,860,725

Household Products - 0.4%
Reynolds Consumer Products, Inc.	45,531	1,241,630
Spectrum Brands Holdings, Inc.	11,070	907,962
WD-40 Co.	1,440	289,958

Total Household Products		2,439,550

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	15,564	542,250
Ormat Technologies, Inc.(a)	4,630	362,760

Total Independent Power & Renewable Electricity Producers		905,010

Insurance - 5.4%
Alleghany Corp.*	2,384	1,986,110
American Equity Investment Life Holding Co.	27,001	987,427
American Financial Group, Inc.	24,490	3,399,457
Assurant, Inc.	12,149	2,099,955
Brighthouse Financial, Inc.*	53,208	2,182,592
CNA Financial Corp.	99,563	4,470,379
Erie Indemnity Co., Class A	5,192	997,850
First American Financial Corp.	61,326	3,245,372
Globe Life, Inc.	28,150	2,743,780
Hanover Insurance Group, Inc.	7,850	1,148,063
Kemper Corp.	5,431	260,145
Kinsale Capital Group, Inc.	1,927	442,516
Old Republic International Corp.	133,655	2,988,526
Primerica, Inc.	10,256	1,227,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
Reinsurance Group of America, Inc.	5,862	$687,554
RLI Corp.	4,256	496,207
Selective Insurance Group, Inc.	17,037	1,481,197
Unum Group	139,570	4,748,171

Total Insurance		35,592,842

Interactive Media & Services - 0.3%
Bumble, Inc., Class A*	20,447	575,583
Cargurus, Inc.*	18,108	389,141
Vimeo, Inc.*	13,654	82,197
Ziff Davis, Inc.*(a)	15,023	1,119,664

Total Interactive Media & Services		2,166,585

Internet & Direct Marketing Retail - 0.1%
Overstock.com, Inc.*(a)	4,879	122,024
Revolve Group, Inc.*(a)	5,640	146,132
Shutterstock, Inc.	5,031	288,327

Total Internet & Direct Marketing Retail		556,483

IT Services - 2.6%
Bread Financial Holdings, Inc.	33,215	1,230,948
Concentrix Corp.	11,236	1,524,051
DigitalOcean Holdings, Inc.*(a)	9,922	410,374
DXC Technology Co.*	108,075	3,275,753
Euronet Worldwide, Inc.*	7,291	733,402
ExlService Holdings, Inc.*	5,246	772,893
Jack Henry & Associates, Inc.	8,202	1,476,524
Maximus, Inc.	15,597	974,969
Perficient, Inc.*	4,041	370,519
Rackspace Technology, Inc.*(a)	62,207	446,024
Switch, Inc., Class A	12,404	415,534
TTEC Holdings, Inc.	10,711	727,170
Western Union Co.	180,732	2,976,656
WEX, Inc.*	11,163	1,736,516

Total IT Services		17,071,333

Leisure Products - 1.2%
Acushnet Holdings Corp.	16,464	686,220
Brunswick Corp.	25,691	1,679,678
Callaway Golf Co.*(a)	45,593	930,097
Mattel, Inc.*	75,311	1,681,695
Polaris, Inc.	22,462	2,230,027
YETI Holdings, Inc.*	10,005	432,916

Total Leisure Products		7,640,633

Life Sciences Tools & Services - 0.6%
Azenta, Inc.	6,746	486,387
Maravai LifeSciences Holdings, Inc., Class A*	19,906	565,530
Medpace Holdings, Inc.*	3,654	546,894
NeoGenomics, Inc.*	10,262	83,635
Sotera Health Co.*	38,549	755,175
Syneos Health, Inc.*	16,765	1,201,715

Total Life Sciences Tools & Services		3,639,336

Machinery - 3.4%
AGCO Corp.	22,124	2,183,639
Allison Transmission Holdings, Inc.	41,178	1,583,294
Altra Industrial Motion Corp.	15,594	549,688
Chart Industries, Inc.*	3,535	591,688
Crane Holdings Co.	14,496	1,269,270
Donaldson Co., Inc.	20,204	972,621
Esab Corp.	8,588	375,725
Evoqua Water Technologies Corp.*	10,236	332,772
Flowserve Corp.	24,652	705,787
Franklin Electric Co., Inc.	6,216	455,384
Helios Technologies, Inc.	5,001	331,316
Hillenbrand, Inc.	23,112	946,668
ITT, Inc.	13,344	897,251
John Bean Technologies Corp.	3,486	384,924
Lincoln Electric Holdings, Inc.	10,181	1,255,928
Middleby Corp.*	9,211	1,154,691
Mueller Industries, Inc.	25,621	1,365,343
Oshkosh Corp.	13,752	1,129,589
RBC Bearings, Inc.*(a)	2,484	459,416
Snap-on, Inc.	14,887	2,933,186
Timken Co.	20,709	1,098,612
Toro Co.	15,195	1,151,629
Watts Water Technologies, Inc., Class A	3,642	447,383

Total Machinery		22,575,804

Marine - 0.4%
Kirby Corp.*	5,180	315,151
Matson, Inc.	27,316	1,990,790

Total Marine		2,305,941

Media - 1.7%
Cable One, Inc.	714	920,574
DISH Network Corp., Class A*(a)	196,556	3,524,249
New York Times Co., Class A	18,155	506,525
Nexstar Media Group, Inc., Class A	23,691	3,858,790
TEGNA, Inc.	114,754	2,406,391

Total Media		11,216,529

Metals & Mining - 3.1%
Alcoa Corp.	74,176	3,380,942
Cleveland-Cliffs, Inc.*	349,915	5,378,194
Commercial Metals Co.	52,897	1,750,891
Hecla Mining Co.	63,286	248,081
MP Materials Corp.*	14,844	476,195
Reliance Steel & Aluminum Co.	27,983	4,753,192
Royal Gold, Inc.	10,578	1,129,519
United States Steel Corp.(a)	189,131	3,387,336

Total Metals & Mining		20,504,350

Multi-Utilities - 0.6%
Black Hills Corp.	14,376	1,046,142
NiSource, Inc.	81,145	2,392,966
NorthWestern Corp.	13,309	784,299

Total Multi-Utilities		4,223,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
Multiline Retail - 1.4%
Dillard’s, Inc., Class A	9,489	$2,092,989
Kohl’s Corp.	85,398	3,047,854
Macy’s, Inc.	166,474	3,049,803
Nordstrom, Inc.	16,521	349,089
Ollie’s Bargain Outlet Holdings, Inc.*(a)	14,521	853,109

Total Multiline Retail		9,392,844

Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Corp.	137,536	1,244,701
Antero Resources Corp.*	66,462	2,037,060
APA Corp.	143,510	5,008,499
California Resources Corp.	31,261	1,203,549
Callon Petroleum Co.*	24,724	969,181
Chesapeake Energy Corp.(a)	49,889	4,045,998
Civitas Resources, Inc.	13,659	714,229
Denbury, Inc.*	6,118	367,019
DTE Midstream LLC*	25,073	1,229,078
EQT Corp.	31,595	1,086,868
Equitrans Midstream Corp.	126,437	804,139
HF Sinclair Corp.	17,118	773,049
Magnolia Oil & Gas Corp., Class A	61,829	1,297,791
Matador Resources Co.	39,257	1,828,984
Murphy Oil Corp.	18,448	556,945
Ovintiv, Inc.	134,327	5,935,910
PDC Energy, Inc.	49,660	3,059,553
Range Resources Corp.*	57,362	1,419,709
SM Energy Co.	12,917	441,632
Southwestern Energy Co.*	498,185	3,113,656

Total Oil, Gas & Consumable Fuels		37,137,550

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	56,270	2,949,111

Personal Products - 0.1%
Beauty Health Co.*(a)	13,276	170,729
BellRing Brands, Inc.*(a)	7,975	198,498
Coty, Inc., Class A*	62,388	499,728

Total Personal Products		868,955

Pharmaceuticals - 0.9%
Organon & Co.	177,176	5,979,690

Professional Services - 2.0%
ASGN, Inc.*	9,061	817,755
Booz Allen Hamilton Holding Corp.	26,305	2,376,920
CACI International, Inc., Class A*	6,832	1,925,121
Exponent, Inc.	4,209	384,997
FTI Consulting, Inc.*	6,921	1,251,663
Insperity, Inc.	5,582	557,251
KBR, Inc.	27,793	1,344,903
Korn Ferry	11,477	665,896
ManpowerGroup, Inc.	14,789	1,130,028
Science Applications International Corp.	19,315	1,798,227
TriNet Group, Inc.*	13,233	1,027,145
Upwork, Inc.*	10,390	214,865

Total Professional Services		13,494,771

Real Estate Management & Development - 0.3%
eXp World Holdings, Inc.(a)	12,620	148,537
Kennedy-Wilson Holdings, Inc.	75,668	1,433,152
Newmark Group, Inc., Class A	73,197	707,815

Total Real Estate Management & Development		2,289,504

Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc.	44,314	2,051,295
Landstar System, Inc.	7,954	1,156,671
Ryder System, Inc.	17,724	1,259,467
Saia, Inc.*	2,709	509,292
Werner Enterprises, Inc.	18,601	716,882
XPO Logistics, Inc.*	20,535	988,966

Total Road & Rail		6,682,573

Semiconductors & Semiconductor Equipment - 2.0%
Allegro MicroSystems, Inc.*	18,521	383,199
Amkor Technology, Inc.	99,448	1,685,644
Cirrus Logic, Inc.*	15,627	1,133,583
CMC Materials, Inc.	6,341	1,106,441
Diodes, Inc.*	8,022	517,981
First Solar, Inc.*	18,128	1,235,061
FormFactor, Inc.*	13,448	520,841
Lattice Semiconductor Corp.*	11,133	539,950
MACOM Technology Solutions Holdings, Inc.*	9,305	428,961
MaxLinear, Inc.*	11,036	375,003
MKS Instruments, Inc.	15,209	1,560,900
Onto Innovation, Inc.*	7,905	551,295
Power Integrations, Inc.	8,741	655,662
Semtech Corp.*	7,251	398,587
Silicon Laboratories, Inc.*	3,270	458,519
SiTime Corp.*	1,636	266,717
SunPower Corp.*(a)	16,715	264,264
Synaptics, Inc.*	5,078	599,458
Universal Display Corp.	5,251	531,086

Total Semiconductors & Semiconductor Equipment		13,213,152

Software - 3.7%
ACI Worldwide, Inc.*	13,522	350,085
Alarm.com Holdings, Inc.*	6,175	381,985
Altair Engineering, Inc., Class A*	4,644	243,810
Alteryx, Inc., Class A*	5,245	253,963
Black Knight, Inc.*	19,560	1,279,028
Blackbaud, Inc.*	8,638	501,609
Blackline, Inc.*	4,767	317,482
Box, Inc., Class A*	21,910	550,817
CDK Global, Inc.	32,988	1,806,753
Citrix Systems, Inc.	33,004	3,206,999
Digital Turbine, Inc.*	10,959	191,454
Dolby Laboratories, Inc., Class A	14,728	1,053,936
DoubleVerify Holdings, Inc.*	12,788	289,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
Dropbox, Inc., Class A*	93,324	$1,958,871
Duck Creek Technologies, Inc.*(a)	10,419	154,722
Envestnet, Inc.*	7,923	418,097
Everbridge, Inc.*	3,096	86,347
Fair Isaac Corp.*	3,856	1,545,870
Five9, Inc.*	5,943	541,645
Guidewire Software, Inc.*	6,546	464,701
Jamf Holding Corp.*(a)	10,114	250,524
LiveRamp Holdings, Inc.*	6,205	160,151
Mandiant, Inc.*	20,787	453,572
Manhattan Associates, Inc.*	5,324	610,130
Marathon Digital Holdings, Inc.*(a)	10,225	54,601
MicroStrategy, Inc., Class A*	802	131,769
Momentive Global, Inc.*	12,963	114,074
nCino, Inc.*(a)	8,568	264,923
NCR Corp.*	31,385	976,387
PagerDuty, Inc.*(a)	7,984	197,843
Pegasystems, Inc.	6,468	309,429
Q2 Holdings, Inc.*	4,632	178,656
Qualtrics International, Inc., Class A*	11,062	138,386
Qualys, Inc.*	4,533	571,793
Rapid7, Inc.*	4,653	310,820
Riot Blockchain, Inc.*(a)	10,645	44,603
Sailpoint Technologies Holdings, Inc.*	8,206	514,352
Smartsheet, Inc., Class A*	9,290	291,985
Sprout Social, Inc., Class A*(a)	4,058	235,648
SPS Commerce, Inc.*	3,114	352,038
Tenable Holdings, Inc.*	8,841	401,470
Teradata Corp.*	25,275	935,428
Varonis Systems, Inc.*	8,766	257,019
Verint Systems, Inc.*	15,311	648,421
Workiva, Inc.*	3,670	242,183

Total Software		24,244,283

Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.(a)	53,816	1,912,621
American Eagle Outfitters, Inc.	65,505	732,346
Asbury Automotive Group, Inc.*(a)	10,584	1,792,294
AutoNation, Inc.*	36,935	4,127,855
Boot Barn Holdings, Inc.*	4,170	287,355
Dick’s Sporting Goods, Inc.(a)	48,194	3,632,382
Five Below, Inc.*	5,379	610,140
Foot Locker, Inc.	70,825	1,788,331
Gap, Inc.	174,606	1,438,753
Group 1 Automotive, Inc.	10,577	1,795,975
Leslie’s, Inc.*(a)	32,002	485,790
Lithia Motors, Inc.	12,637	3,472,774
Murphy USA, Inc.	7,275	1,694,129
National Vision Holdings, Inc.*	14,266	392,315
Penske Automotive Group, Inc.	40,813	4,272,713
Petco Health & Wellness Co., Inc.*	43,528	641,603
Urban Outfitters, Inc.*(a)	36,980	690,047

Total Specialty Retail		29,767,423

Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc., Class A*	22,525	579,118
Xerox Holdings Corp.	66,231	983,530

Total Technology Hardware, Storage & Peripherals		1,562,648

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.(a)	13,098	923,147
Columbia Sportswear Co.	11,467	820,808
Crocs, Inc.*	11,444	556,980
Deckers Outdoor Corp.*	4,398	1,123,029
Hanesbrands, Inc.	139,067	1,431,000
Kontoor Brands, Inc.	20,021	668,101
PVH Corp.	15,116	860,100
Ralph Lauren Corp.	16,731	1,499,934
Skechers U.S.A., Inc., Class A*	62,928	2,238,978
Steven Madden Ltd.	13,531	435,834
Tapestry, Inc.	83,495	2,548,267
Under Armour, Inc., Class A*	61,701	513,969

Total Textiles, Apparel & Luxury Goods		13,620,147

Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc.*	11,980	429,483
MGIC Investment Corp.	155,077	1,953,970
New York Community Bancorp, Inc.(a)	173,713	1,586,000
PennyMac Financial Services, Inc.	38,163	1,668,105
Radian Group, Inc.	90,225	1,772,921
TFS Financial Corp.	21,660	297,392
Walker & Dunlop, Inc.	5,666	545,862

Total Thrifts & Mortgage Finance		8,253,733

Trading Companies & Distributors - 1.4%
Air Lease Corp.	34,420	1,150,661
Applied Industrial Technologies, Inc.	7,948	764,359
Beacon Roofing Supply, Inc.*	23,671	1,215,743
GATX Corp.	5,452	513,360
Herc Holdings, Inc.	4,620	416,493
MSC Industrial Direct Co., Inc., Class A	13,131	986,269
SiteOne Landscape Supply, Inc.*	4,094	486,654
Univar Solutions, Inc.*	46,322	1,152,028
Watsco, Inc.	4,498	1,074,212
WESCO International, Inc.*	12,768	1,367,453

Total Trading Companies & Distributors		9,127,232

Water Utilities - 0.1%
American States Water Co.	4,125	336,229
California Water Service Group	6,747	374,796

Total Water Utilities		711,025

TOTAL COMMON STOCKS (Cost: $696,628,537)		657,574,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $2,202,046)	55,111	$2,148,227

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $10,522,702)	10,522,702	10,522,702

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $709,353,285)		670,245,560
Other Assets less Liabilities - (1.5)%		(9,873,066)

NET ASSETS - 100.0%		$660,372,494

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,728,907. The Fund also had securities on loan having a total market value of $93,237 that were sold and pending settlement. The total market value of the collateral held by the Fund was $34,219,983. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,697,281.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,294,204	$751,454	$629,390	$(53,605)	$(214,436)	$2,148,227	$18,394

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$657,574,631	$—	$—	$657,574,631
Exchange-Traded Fund	2,148,227	—	—	2,148,227
Investment of Cash Collateral for Securities Loaned	—	10,522,702	—	10,522,702

Total Investments in Securities	$659,722,858	$10,522,702	$—	$670,245,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.0%
General Dynamics Corp.	4,107	$908,674
Huntington Ingalls Industries, Inc.	3,831	834,468
L3Harris Technologies, Inc.	2,981	720,508
Lockheed Martin Corp.	1,983	852,611
Northrop Grumman Corp.	1,730	827,926

Total Aerospace & Defense		4,144,187

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	6,578	666,812

Automobiles - 0.4%
Ford Motor Co.	79,047	879,793

Banks - 1.7%
JPMorgan Chase & Co.	8,362	941,645
KeyCorp	44,750	771,043
U.S. Bancorp	20,974	965,223
Valley National Bancorp	73,925	769,559

Total Banks		3,447,470

Beverages - 0.3%
Molson Coors Beverage Co., Class B	12,280	669,383

Biotechnology - 4.0%
AbbVie, Inc.	6,720	1,029,235
Amgen, Inc.	3,998	972,713
Biogen, Inc.*	2,105	429,294
Exelixis, Inc.*	26,818	558,351
Gilead Sciences, Inc.	16,757	1,035,750
Halozyme Therapeutics, Inc.*	12,518	550,792
Incyte Corp.*	10,347	786,062
Moderna, Inc.*	2,632	375,981
Regeneron Pharmaceuticals, Inc.*	1,442	852,409
United Therapeutics Corp.*	2,843	669,925
Vertex Pharmaceuticals, Inc.*	2,903	818,036

Total Biotechnology		8,078,548

Building Products - 0.4%
Builders FirstSource, Inc.*	6,117	328,483
Owens Corning	5,970	443,631

Total Building Products		772,114

Capital Markets - 0.4%
Houlihan Lokey, Inc.	10,351	817,004

Chemicals - 1.6%
CF Industries Holdings, Inc.	6,853	587,508
Dow, Inc.	16,707	862,248
Huntsman Corp.	21,482	609,015
Mosaic Co.	10,478	494,876
Westlake Corp.	6,554	642,423

Total Chemicals		3,196,070

Commercial Services & Supplies - 0.9%
Republic Services, Inc.	6,909	904,181
Waste Management, Inc.	5,947	909,772

Total Commercial Services & Supplies		1,813,953

Construction & Engineering - 0.4%
MDU Resources Group, Inc.	30,812	831,616

Consumer Finance - 0.3%
Credit Acceptance Corp.*(a)	1,078	510,336

Diversified Consumer Services - 1.9%
H&R Block, Inc.	50,273	1,775,642
Service Corp. International	29,183	2,017,129

Total Diversified Consumer Services		3,792,771

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	64,120	1,343,955
Frontier Communications Parent, Inc.*	36,029	848,123
Lumen Technologies, Inc.	89,491	976,347
Verizon Communications, Inc.	33,584	1,704,388

Total Diversified Telecommunication Services		4,872,813

Electric Utilities - 1.4%
American Electric Power Co., Inc.	9,000	863,460
Exelon Corp.	13,720	621,790
NRG Energy, Inc.	14,948	570,565
OGE Energy Corp.	22,494	867,369

Total Electric Utilities		2,923,184

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc.*	21,601	2,421,256

Entertainment - 2.1%
Activision Blizzard, Inc.	12,926	1,006,418
Electronic Arts, Inc.	10,200	1,240,830
Liberty Media Corp. - Liberty Formula One, Class C*	22,681	1,439,563
Warner Bros Discovery, Inc.*	49,583	665,404

Total Entertainment		4,352,215

Equity Real Estate Investment Trusts (REITs) - 3.1%
Apartment Income REIT Corp.	19,961	830,377
Medical Properties Trust, Inc.	47,132	719,706
Mid-America Apartment Communities, Inc.	5,170	903,044
Omega Healthcare Investors, Inc.	24,316	685,468
Public Storage	2,419	756,349
Rayonier, Inc.	20,170	753,955
W.P. Carey, Inc.	11,356	940,958
Weyerhaeuser Co.	19,870	658,094

Total Equity Real Estate Investment Trusts (REITs)		6,247,951

Food & Staples Retailing - 0.8%
Albertsons Cos., Inc., Class A	13,734	366,972
Kroger Co.	10,242	484,754
Walmart, Inc.	6,755	821,273

Total Food & Staples Retailing		1,672,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2022

Investments	Shares	Value
Food Products - 3.8%
Archer-Daniels-Midland Co.	9,155	$710,428
Campbell Soup Co.	16,273	781,918
Conagra Brands, Inc.	22,255	762,011
Flowers Foods, Inc.	33,563	883,378
General Mills, Inc.	11,718	884,123
J.M. Smucker Co.	5,704	730,169
Kellogg Co.	12,622	900,453
Kraft Heinz Co.	19,756	753,494
Pilgrim’s Pride Corp.*	15,786	492,997
Tyson Foods, Inc., Class A	9,070	780,564

Total Food Products		7,679,535

Gas Utilities - 0.7%
National Fuel Gas Co.	11,871	784,080
UGI Corp.	18,594	717,914

Total Gas Utilities		1,501,994

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	6,993	759,789
Baxter International, Inc.	12,381	795,232
Becton Dickinson and Co.	3,691	909,942
Dentsply Sirona, Inc.	16,309	582,721
Envista Holdings Corp.*	15,738	606,542
Hologic, Inc.*	12,722	881,635

Total Health Care Equipment & Supplies		4,535,861

Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	6,669	943,530
Centene Corp.*	8,517	720,623
Chemed Corp.	1,771	831,290
Cigna Corp.	3,022	796,357
CVS Health Corp.	10,256	950,321
DaVita, Inc.*	8,033	642,319
Elevance Health, Inc.	1,781	859,475
Encompass Health Corp.	12,424	696,365
HCA Healthcare, Inc.	2,545	427,713
Henry Schein, Inc.*	10,830	831,094
Humana, Inc.	1,512	707,722
Laboratory Corp. of America Holdings	3,721	872,054
McKesson Corp.	3,018	984,502
Molina Healthcare, Inc.*	2,445	683,646
Quest Diagnostics, Inc.	7,304	971,286
UnitedHealth Group, Inc.	1,777	912,720

Total Health Care Providers & Services		12,831,017

Hotels, Restaurants & Leisure - 1.6%
Boyd Gaming Corp.	21,206	1,054,999
McDonald’s Corp.	9,305	2,297,218

Total Hotels, Restaurants & Leisure		3,352,217

Household Products - 1.2%
Colgate-Palmolive Co.	10,098	809,254
Kimberly-Clark Corp.	6,066	819,820
Reynolds Consumer Products, Inc.	29,316	799,447

Total Household Products		2,428,521

Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	26,036	594,923

Industrial Conglomerates - 0.4%
3M Co.	5,805	751,225

Insurance - 8.9%
Alleghany Corp.*	1,155	962,231
Allstate Corp.	8,951	1,134,360
American Financial Group, Inc.	8,226	1,141,851
American International Group, Inc.	15,668	801,105
Cincinnati Financial Corp.	8,436	1,003,715
CNA Financial Corp.	27,641	1,241,081
Fidelity National Financial, Inc.	26,125	965,580
Loews Corp.	19,909	1,179,807
Markel Corp.*	927	1,198,843
MetLife, Inc.	18,098	1,136,373
Old Republic International Corp.	48,904	1,093,493
Prudential Financial, Inc.	9,853	942,735
Reinsurance Group of America, Inc.	6,705	786,430
RLI Corp.	10,454	1,218,832
Travelers Cos., Inc.	7,861	1,329,531
Unum Group	23,235	790,455
W.R. Berkley Corp.	18,316	1,250,250

Total Insurance		18,176,672

IT Services - 14.9%
Akamai Technologies, Inc.*	30,721	2,805,749
Cognizant Technology Solutions Corp., Class A	35,273	2,380,575
Concentrix Corp.	12,253	1,661,997
DXC Technology Co.*	46,747	1,416,902
EPAM Systems, Inc.*	3,545	1,044,995
Fidelity National Information Services, Inc.	19,460	1,783,898
Fiserv, Inc.*	22,963	2,043,018
FleetCor Technologies, Inc.*	8,983	1,887,418
Gartner, Inc.*	6,946	1,679,751
Global Payments, Inc.	13,334	1,475,274
GoDaddy, Inc., Class A*	24,081	1,675,074
International Business Machines Corp.	22,707	3,206,001
Jack Henry & Associates, Inc.	18,271	3,289,146
Western Union Co.	141,651	2,332,992
WEX, Inc.*	10,448	1,625,291

Total IT Services		30,308,081

Machinery - 0.8%
AGCO Corp.	3,731	368,250
Deere & Co.	1,671	500,414
Snap-on, Inc.	3,585	706,353

Total Machinery		1,575,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2022

Investments	Shares	Value
Media - 4.4%
Charter Communications, Inc., Class A*	2,857	$1,338,590
Comcast Corp., Class A	37,104	1,455,961
Fox Corp., Class A	38,920	1,251,667
Liberty Media Corp. - Liberty SiriusXM, Series C*	38,297	1,380,607
Nexstar Media Group, Inc., Class A	6,977	1,136,414
Omnicom Group, Inc.	15,853	1,008,409
Sirius XM Holdings, Inc.(a)	229,775	1,408,521

Total Media		8,980,169

Metals & Mining - 0.9%
Nucor Corp.	4,897	511,296
Reliance Steel & Aluminum Co.	4,618	784,414
Steel Dynamics, Inc.	8,229	544,348

Total Metals & Mining		1,840,058

Multi-Utilities - 0.4%
DTE Energy Co.	6,773	858,478

Multiline Retail - 0.7%
Dillard’s, Inc., Class A	3,090	681,561
Macy’s, Inc.	37,224	681,944

Total Multiline Retail		1,363,505

Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp.*	15,707	481,420
APA Corp.	13,405	467,834
Chesapeake Energy Corp.(a)	8,381	679,699
Chevron Corp.	6,616	957,864
ConocoPhillips	7,794	699,979
Devon Energy Corp.	8,779	483,811
Diamondback Energy, Inc.	4,789	580,187
EQT Corp.	14,411	495,738
Exxon Mobil Corp.	10,768	922,172
Marathon Oil Corp.	23,165	520,749
Occidental Petroleum Corp.	9,400	553,472
Ovintiv, Inc.	11,741	518,835
PDC Energy, Inc.	7,883	485,672

Total Oil, Gas & Consumable Fuels		7,847,432

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	14,560	1,121,120
Eli Lilly & Co.	2,353	762,913
Johnson & Johnson	5,834	1,035,593
Merck & Co., Inc.	10,583	964,852
Organon & Co.	17,157	579,049
Pfizer, Inc.	15,427	808,838

Total Pharmaceuticals		5,272,365

Professional Services - 1.7%
Booz Allen Hamilton Holding Corp.	8,991	812,427
CACI International, Inc., Class A*	3,001	845,622
FTI Consulting, Inc.*	5,842	1,056,525
Leidos Holdings, Inc.	7,407	745,959

Total Professional Services		3,460,533

Road & Rail - 0.8%
Avis Budget Group, Inc.*	1,474	216,796
Knight-Swift Transportation Holdings, Inc.	12,875	595,983
Landstar System, Inc.	5,126	745,423

Total Road & Rail		1,558,202

Software - 7.9%
Black Knight, Inc.*	32,335	2,114,386
Dolby Laboratories, Inc., Class A	37,199	2,661,960
Dropbox, Inc., Class A*	81,906	1,719,207
Fair Isaac Corp.*	4,616	1,850,554
NortonLifeLock, Inc.	97,471	2,140,463
PTC, Inc.*	14,458	1,537,464
Roper Technologies, Inc.	7,390	2,916,464
Zoom Video Communications, Inc., Class A*	10,821	1,168,343

Total Software		16,108,841

Specialty Retail - 6.2%
AutoNation, Inc.*	11,088	1,239,195
AutoZone, Inc.*	860	1,848,243
Best Buy Co., Inc.	15,692	1,022,961
Lithia Motors, Inc.	4,440	1,220,156
Lowe’s Cos., Inc.	9,134	1,595,436
Murphy USA, Inc.	7,469	1,739,306
O’Reilly Automotive, Inc.*	2,950	1,863,692
Penske Automotive Group, Inc.	11,450	1,198,701
Williams-Sonoma, Inc.	8,400	931,980

Total Specialty Retail		12,659,670

Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Co.	141,821	1,880,547
HP, Inc.	48,471	1,588,879
Western Digital Corp.*	28,159	1,262,368

Total Technology Hardware, Storage & Peripherals		4,731,794

Tobacco - 0.7%
Altria Group, Inc.	15,687	655,246
Philip Morris International, Inc.	7,809	771,061

Total Tobacco		1,426,307

Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,633	742,084

TOTAL COMMON STOCKS (Cost: $206,961,621)		202,694,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $2,602,690)	2,602,690	$2,602,690

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $209,564,311)		205,297,666
Other Assets less Liabilities - (0.9)%		(1,926,039)

NET ASSETS - 100.0%		$203,371,627

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,498,959 and the total market value of the collateral held by the Fund was $2,602,690.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$202,694,976	$—	$—	$202,694,976
Investment of Cash Collateral for Securities Loaned	—	2,602,690	—	2,602,690

Total Investments in Securities	$202,694,976	$2,602,690	$—	$205,297,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 5.2%
BWX Technologies, Inc.	44,848	$2,470,676
Curtiss-Wright Corp.	7,278	961,133
General Dynamics Corp.	182,424	40,361,310
HEICO Corp.	5,395	707,393
Huntington Ingalls Industries, Inc.	26,412	5,753,062
L3Harris Technologies, Inc.	100,906	24,388,980
Lockheed Martin Corp.	249,117	107,110,345
Northrop Grumman Corp.	75,170	35,974,107
Raytheon Technologies Corp.	998,509	95,966,700
Textron, Inc.	3,742	228,524
Woodward, Inc.(a)	8,386	775,621

Total Aerospace & Defense		314,697,851

Air Freight & Logistics - 1.5%
FedEx Corp.	88,756	20,121,873
United Parcel Service, Inc., Class B	402,890	73,543,540

Total Air Freight & Logistics		93,665,413

Auto Components - 0.2%
BorgWarner, Inc.	102,792	3,430,169
Gentex Corp.	94,026	2,629,907
Lear Corp.	26,616	3,350,688

Total Auto Components		9,410,764

Banks - 0.1%
Cadence Bank	146,361	3,436,556
First Citizens BancShares, Inc., Class A	287	187,635
Signature Bank	10,739	1,924,536
Western Alliance Bancorp	38,204	2,697,203

Total Banks		8,245,930

Beverages - 6.8%
Brown-Forman Corp., Class B	126,544	8,878,327
Coca-Cola Co.	3,614,566	227,392,347
Coca-Cola Consolidated, Inc.	200	112,780
Constellation Brands, Inc., Class A	59,289	13,817,894
PepsiCo, Inc.	979,516	163,246,137

Total Beverages		413,447,485

Biotechnology - 2.1%
Amgen, Inc.	519,297	126,344,960

Building Products - 0.3%
A.O. Smith Corp.	51,614	2,822,254
AAON, Inc.	4,277	234,209
Armstrong World Industries, Inc.	11,999	899,445
Carlisle Cos., Inc.	13,568	3,237,460
Fortune Brands Home & Security, Inc.	38,549	2,308,314
Lennox International, Inc.	8,971	1,853,319
Masco Corp.	91,904	4,650,342
Simpson Manufacturing Co., Inc.	10,754	1,081,960

Total Building Products		17,087,303

Capital Markets - 2.9%
Ameriprise Financial, Inc.	45,771	10,878,851
Blackstone, Inc.	609,501	55,604,776
Charles Schwab Corp.	442,438	27,953,233
Cohen & Steers, Inc.	24,988	1,588,987
Evercore, Inc., Class A	22,645	2,119,798
FactSet Research Systems, Inc.	7,708	2,964,266
Hamilton Lane, Inc., Class A	11,272	757,253
LPL Financial Holdings, Inc.	14,683	2,708,720
MarketAxess Holdings, Inc.	6,959	1,781,574
Moody’s Corp.	31,758	8,637,223
Morningstar, Inc.	5,323	1,287,261
MSCI, Inc.	14,891	6,137,326
Raymond James Financial, Inc.	57,074	5,102,986
S&P Global, Inc.	44,354	14,949,959
SEI Investments Co.	44,458	2,401,621
State Street Corp.	244,051	15,045,744
T. Rowe Price Group, Inc.	130,168	14,788,387

Total Capital Markets		174,707,965

Chemicals - 1.7%
Air Products and Chemicals, Inc.	123,205	29,628,339
Albemarle Corp.	20,592	4,303,316
Ashland Global Holdings, Inc.	15,834	1,631,694
Avient Corp.	43,479	1,742,638
Balchem Corp.	3,072	398,561
Chemours Co.	138,116	4,422,474
DuPont de Nemours, Inc.	224,510	12,478,266
Ecolab, Inc.	65,580	10,083,581
FMC Corp.	64,123	6,861,802
PPG Industries, Inc.	93,277	10,665,292
Quaker Chemical Corp.	2,600	388,752
RPM International, Inc.	60,830	4,788,538
Scotts Miracle-Gro Co.(a)	26,987	2,131,703
Sensient Technologies Corp.	20,779	1,673,956
Sherwin-Williams Co.	46,302	10,367,481

Total Chemicals		101,566,393

Commercial Services & Supplies - 1.0%
Cintas Corp.	24,822	9,271,762
MSA Safety, Inc.	12,463	1,508,895
Republic Services, Inc.	118,040	15,447,895
Rollins, Inc.	172,710	6,031,033
Tetra Tech, Inc.	7,373	1,006,783
Waste Management, Inc.	160,264	24,517,187

Total Commercial Services & Supplies		57,783,555

Communications Equipment - 2.3%
Cisco Systems, Inc.	3,004,697	128,120,280
Motorola Solutions, Inc.	56,590	11,861,264

Total Communications Equipment		139,981,544

Construction & Engineering - 0.0%
Quanta Services, Inc.	6,419	804,557
Valmont Industries, Inc.	5,344	1,200,423

Total Construction & Engineering		2,004,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2022

Investments	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc.	5,700	$626,658
Martin Marietta Materials, Inc.	10,349	3,096,835

Total Construction Materials		3,723,493

Containers & Packaging - 0.4%
AptarGroup, Inc.	22,118	2,282,799
Avery Dennison Corp.	29,758	4,816,927
Ball Corp.	77,429	5,324,792
Crown Holdings, Inc.	27,388	2,524,352
Graphic Packaging Holding Co.	127,897	2,621,889
Sealed Air Corp.	47,340	2,732,465
Silgan Holdings, Inc.	34,525	1,427,609

Total Containers & Packaging		21,730,833

Distributors - 0.0%
Pool Corp.	6,656	2,337,787

Diversified Consumer Services - 0.1%
H&R Block, Inc.	217,727	7,690,118

Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	197,391	9,569,516

Electric Utilities - 0.1%
NRG Energy, Inc.	231,676	8,843,073

Electrical Equipment - 0.8%
AMETEK, Inc.	36,887	4,053,512
Emerson Electric Co.	369,134	29,360,918
Hubbell, Inc.	31,094	5,552,767
Regal Rexnord Corp.	13,819	1,568,733
Rockwell Automation, Inc.	39,797	7,931,940
Vertiv Holdings Co.	5,762	47,364

Total Electrical Equipment		48,515,234

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	159,262	10,253,287
CDW Corp.	36,977	5,826,096
Cognex Corp.	14,873	632,400
TD SYNNEX Corp.	17,548	1,598,623

Total Electronic Equipment, Instruments & Components		18,310,406

Energy Equipment & Services - 0.4%
Baker Hughes Co.	710,712	20,518,256
Halliburton Co.	206,373	6,471,857

Total Energy Equipment & Services		26,990,113

Entertainment - 0.3%
Activision Blizzard, Inc.	176,324	13,728,587
Electronic Arts, Inc.	46,344	5,637,747

Total Entertainment		19,366,334

Equity Real Estate Investment Trusts (REITs) - 0.7%
Kite Realty Group Trust	215,983	3,734,346
Public Storage	112,991	35,328,896
Safehold, Inc.	2,934	103,776
SBA Communications Corp.	19,011	6,084,470

Total Equity Real Estate Investment Trusts (REITs)		45,251,488

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	68,903	33,023,830
Sysco Corp.	361,565	30,628,171

Total Food & Staples Retailing		63,652,001

Food Products - 0.9%
Campbell Soup Co.	308,799	14,837,792
Hershey Co.	79,461	17,096,829
Hormel Foods Corp.	358,792	16,992,389
Ingredion, Inc.	50,361	4,439,826

Total Food Products		53,366,836

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	194,219	12,474,686
Cooper Cos., Inc.	700	219,184
ResMed, Inc.	26,201	5,492,516
Stryker Corp.	101,530	20,197,363
Teleflex, Inc.	4,746	1,166,804

Total Health Care Equipment & Supplies		39,550,553

Health Care Providers & Services - 4.8%
Cardinal Health, Inc.	322,157	16,839,146
Chemed Corp.	1,662	780,126
Cigna Corp.	174,169	45,897,015
Elevance Health, Inc.	73,873	35,649,632
Encompass Health Corp.	46,013	2,579,029
Ensign Group, Inc.	3,755	275,880
HCA Healthcare, Inc.	69,327	11,651,096
Humana, Inc.	22,905	10,721,143
UnitedHealth Group, Inc.	325,541	167,207,624

Total Health Care Providers & Services		291,600,691

Hotels, Restaurants & Leisure - 3.2%
Churchill Downs, Inc.	3,482	666,908
Darden Restaurants, Inc.	103,627	11,722,286
Domino’s Pizza, Inc.	6,772	2,639,116
Marriott Vacations Worldwide Corp.	14,462	1,680,484
McDonald’s Corp.	442,130	109,153,055
Starbucks Corp.	555,634	42,444,881
Texas Roadhouse, Inc.	32,014	2,343,425
Vail Resorts, Inc.	10,782	2,351,015
Wendy’s Co.	139,466	2,633,118
Wyndham Hotels & Resorts, Inc.	37,406	2,458,322
Yum! Brands, Inc.	123,623	14,032,447

Total Hotels, Restaurants & Leisure		192,125,057

Household Durables - 0.4%
D.R. Horton, Inc.	83,929	5,555,260
Leggett & Platt, Inc.	136,490	4,719,824
Lennar Corp., Class A	66,761	4,711,324
PulteGroup, Inc.	83,206	3,297,454
Tempur Sealy International, Inc.	33,062	706,535
Toll Brothers, Inc.	32,208	1,436,477
Whirlpool Corp.(a)	39,311	6,088,094

Total Household Durables		26,514,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2022

Investments	Shares	Value
Household Products - 5.3%
Church & Dwight Co., Inc.	72,918	$6,756,582
Clorox Co.	90,091	12,701,029
Colgate-Palmolive Co.	515,081	41,278,591
Kimberly-Clark Corp.	307,983	41,623,903
Procter & Gamble Co.	1,515,700	217,942,503

Total Household Products		320,302,608

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	478,984	10,063,454
Ormat Technologies, Inc.(a)	6,651	521,106

Total Independent Power & Renewable Electricity Producers		10,584,560

Industrial Conglomerates - 2.3%
3M Co.	526,798	68,172,929
General Electric Co.	110,797	7,054,445
Honeywell International, Inc.	356,411	61,947,796

Total Industrial Conglomerates		137,175,170

Insurance - 1.1%
Assurant, Inc.	28,396	4,908,249
Erie Indemnity Co., Class A	25,914	4,980,412
Globe Life, Inc.	21,390	2,084,883
Hanover Insurance Group, Inc.	19,300	2,822,625
Hartford Financial Services Group, Inc.	212,278	13,889,350
Kinsale Capital Group, Inc.	574	131,813
Marsh & McLennan Cos., Inc.	172,493	26,779,538
Primerica, Inc.	12,575	1,505,102
Progressive Corp.	73,108	8,500,267

Total Insurance		65,602,239

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	185,918	7,747,203
Shutterstock, Inc.	78	4,470

Total Internet & Direct Marketing Retail		7,751,673

IT Services - 3.5%
Automatic Data Processing, Inc.	206,984	43,474,920
Broadridge Financial Solutions, Inc.	45,795	6,528,077
Cognizant Technology Solutions Corp., Class A	172,959	11,673,003
Jack Henry & Associates, Inc.	21,909	3,944,058
MasterCard, Inc., Class A	157,184	49,588,408
Maximus, Inc.	26,128	1,633,261
Paychex, Inc.	212,585	24,207,054
Switch, Inc., Class A	39,059	1,308,477
TTEC Holdings, Inc.	11,490	780,056
Visa, Inc., Class A	341,701	67,277,510

Total IT Services		210,414,824

Leisure Products - 0.2%
Brunswick Corp.	26,817	1,753,295
Hasbro, Inc.	104,877	8,587,329
Polaris, Inc.(a)	38,585	3,830,719

Total Leisure Products		14,171,343

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	46,551	5,528,862
Azenta, Inc.	9,485	683,869
Bio-Techne Corp.	3,330	1,154,311
Bruker Corp.	10,834	679,942
West Pharmaceutical Services, Inc.	2,827	854,800

Total Life Sciences Tools & Services		8,901,784

Machinery - 3.6%
AGCO Corp.	15,538	1,533,601
Caterpillar, Inc.	324,780	58,057,673
Crane Holdings Co.	24,988	2,187,949
Cummins, Inc.	103,094	19,951,782
Deere & Co.	100,022	29,953,588
Donaldson Co., Inc.	53,143	2,558,304
Dover Corp.	46,969	5,698,279
Fortive Corp.	45,145	2,454,985
Franklin Electric Co., Inc.	7,655	560,805
Graco, Inc.	46,549	2,765,476
IDEX Corp.	19,741	3,585,558
Illinois Tool Works, Inc.	173,800	31,675,050
Ingersoll Rand, Inc.	18,680	786,054
ITT, Inc.	18,377	1,235,670
John Bean Technologies Corp.	2,959	326,733
Lincoln Electric Holdings, Inc.	27,710	3,418,306
Nordson Corp.	12,855	2,602,366
Oshkosh Corp.	25,888	2,126,440
PACCAR, Inc.	151,766	12,496,412
Parker-Hannifin Corp.	46,534	11,449,691
Snap-on, Inc.	39,968	7,874,895
Stanley Black & Decker, Inc.	71,700	7,518,462
Timken Co.	32,719	1,735,743
Toro Co.	31,366	2,377,229
Watts Water Technologies, Inc., Class A	2,510	308,328
Xylem, Inc.	46,803	3,659,059

Total Machinery		218,898,438

Media - 2.0%
Cable One, Inc.(a)	891	1,148,784
Comcast Corp., Class A	2,394,888	93,975,405
Fox Corp., Class A	210,584	6,772,381
New York Times Co., Class A	22,777	635,478
Nexstar Media Group, Inc., Class A	21,571	3,513,485
Sirius XM Holdings, Inc.(a)	1,676,364	10,276,111
TEGNA, Inc.	117,584	2,465,737

Total Media		118,787,381

Multiline Retail - 0.6%
Dollar General Corp.	48,578	11,922,984
Target Corp.	194,093	27,411,755

Total Multiline Retail		39,334,739

Oil, Gas & Consumable Fuels - 1.1%
Civitas Resources, Inc.	71,265	3,726,447
Coterra Energy, Inc.	567,892	14,645,935
Diamondback Energy, Inc.	91,348	11,066,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2022

Investments	Shares	Value
Equitrans Midstream Corp.	691,629	$4,398,760
HF Sinclair Corp.	189,710	8,567,304
Matador Resources Co.	11,551	538,161
Murphy Oil Corp.	81,406	2,457,647
Pioneer Natural Resources Co.	93,620	20,884,749
Texas Pacific Land Corp.	1,849	2,751,349

Total Oil, Gas & Consumable Fuels		69,037,162

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	44,560	11,348,095

Pharmaceuticals - 11.5%
Eli Lilly & Co.	361,018	117,052,866
Johnson & Johnson	1,876,406	333,080,829
Merck & Co., Inc.	2,597,528	236,816,628
Zoetis, Inc.	56,267	9,671,735

Total Pharmaceuticals		696,622,058

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	59,590	5,384,552
Equifax, Inc.	18,917	3,457,649
Exponent, Inc.	10,770	985,132
Insperity, Inc.	15,254	1,522,807
Leidos Holdings, Inc.	58,182	5,859,509
ManpowerGroup, Inc.	36,900	2,819,529
Robert Half International, Inc.	44,399	3,325,041
TransUnion	18,954	1,516,131
Verisk Analytics, Inc.	23,683	4,099,291

Total Professional Services		28,969,641

Real Estate Management & Development - 0.0%
eXp World Holdings, Inc.(a)	7,890	92,865

Road & Rail - 1.8%
CSX Corp.	617,034	17,931,008
JB Hunt Transport Services, Inc.	18,445	2,904,534
Landstar System, Inc.	6,661	968,643
Norfolk Southern Corp.	100,494	22,841,281
Old Dominion Freight Line, Inc.	7,540	1,932,351
Union Pacific Corp.	302,965	64,616,375

Total Road & Rail		111,194,192

Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	224,271	32,763,750
Applied Materials, Inc.	160,208	14,575,724
Entegris, Inc.	9,409	866,851
KLA Corp.	43,538	13,892,105
Lam Research Corp.	34,471	14,689,817
Marvell Technology, Inc.	56,031	2,439,030
Micron Technology, Inc.	160,105	8,850,604
Monolithic Power Systems, Inc.	6,204	2,382,584
NVIDIA Corp.	36,658	5,556,986
QUALCOMM, Inc.	475,611	60,754,549
Skyworks Solutions, Inc.	66,862	6,194,096
Teradyne, Inc.	12,796	1,145,882
Texas Instruments, Inc.	594,088	91,281,621
Universal Display Corp.	5,456	551,820

Total Semiconductors & Semiconductor Equipment		255,945,419

Software - 6.0%
Citrix Systems, Inc.	64,122	6,230,735
Dolby Laboratories, Inc., Class A	22,452	1,606,665
Intuit, Inc.	32,580	12,557,635
Microsoft Corp.	1,030,562	264,679,238
NortonLifeLock, Inc.	301,084	6,611,805
Oracle Corp.	1,079,556	75,428,578
Pegasystems, Inc.	898	42,960

Total Software		367,157,616

Specialty Retail - 3.8%
Advance Auto Parts, Inc.	28,395	4,914,891
American Eagle Outfitters, Inc.	127,101	1,420,989
Best Buy Co., Inc.	183,812	11,982,704
Gap, Inc.	298,926	2,463,150
Home Depot, Inc.	453,675	124,429,442
Lowe’s Cos., Inc.	234,526	40,964,657
Ross Stores, Inc.	98,241	6,899,466
TJX Cos., Inc.	477,892	26,690,268
Tractor Supply Co.	28,953	5,612,539
Williams-Sonoma, Inc.	32,798	3,638,938

Total Specialty Retail		229,017,044

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	2,031,360	277,727,539
HP, Inc.	873,686	28,639,427
NetApp, Inc.	139,228	9,083,235

Total Technology Hardware, Storage & Peripherals		315,450,201

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.(a)	24,464	1,724,223
Columbia Sportswear Co.	16,278	1,165,179
Hanesbrands, Inc.(a)	331,293	3,409,005
NIKE, Inc., Class B	252,566	25,812,245
Ralph Lauren Corp.	27,879	2,499,352
Tapestry, Inc.	186,512	5,692,346
VF Corp.	279,758	12,356,911

Total Textiles, Apparel & Luxury Goods		52,659,261

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	227,681	2,868,781
Walker & Dunlop, Inc.(a)	10,171	979,874

Total Thrifts & Mortgage Finance		3,848,655

Tobacco - 6.6%
Altria Group, Inc.	4,081,025	170,464,414
Philip Morris International, Inc.	2,332,981	230,358,544

Total Tobacco		400,822,958

Trading Companies & Distributors - 0.4%
Air Lease Corp.	48,896	1,634,593
Fastenal Co.	283,860	14,170,291
Herc Holdings, Inc.	8,122	732,199
W.W. Grainger, Inc.	18,409	8,365,602

Total Trading Companies & Distributors		24,902,685

TOTAL COMMON STOCKS (Cost: $5,716,468,358)		6,057,075,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $11,469,098)	11,469,098	$11,469,098

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $5,727,937,456)		6,068,544,353
Other Assets less Liabilities - 0.0%		2,871,635

NET ASSETS - 100.0%		$6,071,415,988

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,927,743 and the total market value of the collateral held by the Fund was $23,001,374. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $11,532,275.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,057,075,255	$—	$—	$6,057,075,255
Investment of Cash Collateral for Securities Loaned	—	11,469,098	—	11,469,098

Total Investments in Securities	$6,057,075,255	$11,469,098	$—	$6,068,544,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.2%

Aerospace & Defense - 0.4%
Kaman Corp.	59,456	$1,858,000
Moog, Inc., Class A	48,675	3,864,308
Park Aerospace Corp.	97,784	1,247,724

Total Aerospace & Defense		6,970,032

Air Freight & Logistics - 0.1%
Forward Air Corp.	23,962	2,203,545

Auto Components - 1.0%
Dana, Inc.	308,248	4,337,049
LCI Industries	68,835	7,701,260
Patrick Industries, Inc.	51,606	2,675,255
Standard Motor Products, Inc.	47,416	2,133,246

Total Auto Components		16,846,810

Automobiles - 0.1%
Winnebago Industries, Inc.(a)	36,363	1,765,787

Banks - 16.8%
1st Source Corp.	45,154	2,049,992
ACNB Corp.(a)	17,603	522,633
Allegiance Bancshares, Inc.	14,086	531,887
Amalgamated Financial Corp.	38,165	754,904
American National Bankshares, Inc.	19,817	685,866
Ameris Bancorp	39,194	1,574,815
Ames National Corp.	23,918	530,501
Arrow Financial Corp.(a)	32,013	1,018,334
Associated Banc-Corp.	301,158	5,499,145
Atlantic Union Bankshares Corp.	132,881	4,507,324
Banc of California, Inc.	27,986	493,113
BancFirst Corp.	54,891	5,253,618
Bank First Corp.(a)	6,343	480,863
Bank of Hawaii Corp.	70,541	5,248,250
Bank of Marin Bancorp	18,373	583,894
Bank of Princeton	8,172	224,403
Bank7 Corp.	22,517	514,288
BankFinancial Corp.	29,590	277,850
BankUnited, Inc.	99,611	3,543,163
Bankwell Financial Group, Inc.(a)	13,286	412,530
Banner Corp.	59,510	3,345,057
Bar Harbor Bankshares	18,670	482,806
BCB Bancorp, Inc.	57,035	971,306
Berkshire Hills Bancorp, Inc.(a)	64,780	1,604,601
Blue Ridge Bankshares, Inc.	27,589	422,663
Brookline Bancorp, Inc.	164,542	2,190,054
Business First Bancshares, Inc.(a)	22,252	474,190
Byline Bancorp, Inc.	20,566	489,471
C&F Financial Corp.	9,504	436,899
Cambridge Bancorp	17,042	1,409,373
Camden National Corp.	31,034	1,367,048
Capital Bancorp, Inc.	1,798	39,017
Capital City Bank Group, Inc.	21,493	599,440
Capstar Financial Holdings, Inc.	9,990	196,004
Cathay General Bancorp	189,635	7,424,210
CB Financial Services, Inc.	11,407	260,764
CBTX, Inc.(a)	30,644	814,824
Central Pacific Financial Corp.	66,909	1,435,198
Central Valley Community Bancorp	22,250	322,625
Chemung Financial Corp.	7,893	370,971
ChoiceOne Financial Services, Inc.	8,060	162,328
Citizens & Northern Corp.	56,841	1,373,847
Citizens Community Bancorp, Inc.	3,804	52,609
Citizens Holding Co.(a)	8,016	146,693
City Holding Co.	42,312	3,379,883
Civista Bancshares, Inc.	21,743	462,256
CNB Financial Corp.	28,560	690,866
Codorus Valley Bancorp, Inc.	21,338	480,318
Colony Bankcorp, Inc.	8,345	125,926
Columbia Banking System, Inc.	141,638	4,057,929
Community Bank System, Inc.	66,434	4,203,944
Community Financial Corp.	8,395	309,608
Community Trust Bancorp, Inc.	46,537	1,881,956
ConnectOne Bancorp, Inc.	41,501	1,014,699
CVB Financial Corp.	275,866	6,844,235
Dime Community Bancshares, Inc.(a)	74,903	2,220,874
Eagle Bancorp Montana, Inc.	4,217	83,960
Eagle Bancorp, Inc.	65,726	3,116,070
Eastern Bankshares, Inc.	142,637	2,633,079
Enterprise Bancorp, Inc.	20,081	646,407
Enterprise Financial Services Corp.	44,683	1,854,345
Equity Bancshares, Inc., Class A	6,506	189,715
Evans Bancorp, Inc.	7,906	268,725
Farmers & Merchants Bancorp, Inc.(a)	23,803	790,022
Farmers National Banc Corp.	74,491	1,117,365
FB Financial Corp.	29,250	1,147,185
Fidelity D&D Bancorp, Inc.	4,632	188,522
Financial Institutions, Inc.	46,866	1,219,453
First Bancorp	38,839	1,355,481
First Bancorp, Inc.	39,358	1,185,857
First Bancshares, Inc.	17,924	512,626
First Bank	11,542	161,357
First Busey Corp.	91,781	2,097,196
First Business Financial Services, Inc.	9,453	294,839
First Capital, Inc.	3,905	105,786
First Commonwealth Financial Corp.	166,851	2,239,140
First Community Bankshares, Inc.	42,494	1,249,749
First Community Corp.	9,010	172,722
First Financial Bancorp	209,415	4,062,651
First Financial Corp.	29,003	1,290,634
First Financial Northwest, Inc.	14,919	231,841
First Foundation, Inc.	40,736	834,273
First Guaranty Bancshares, Inc.	12,556	305,236
First Hawaiian, Inc.	259,186	5,886,114
First Internet Bancorp	7,313	269,265
First Interstate BancSystem, Inc., Class A	107,691	4,104,104
First Merchants Corp.	78,180	2,784,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
First Mid Bancshares, Inc.(a)	14,607	$521,032
First National Corp.	2,128	38,836
First Northwest Bancorp	8,535	133,146
First of Long Island Corp.	51,277	898,886
First Savings Financial Group, Inc.	2,971	71,126
First United Corp.	19,015	356,721
Five Star Bancorp	19,015	502,376
Flushing Financial Corp.	46,622	991,184
FNB Corp.	670,683	7,283,617
FNCB Bancorp, Inc.	31,084	248,672
Fulton Financial Corp.	320,084	4,625,214
German American Bancorp, Inc.	43,110	1,473,500
Great Southern Bancorp, Inc.	23,133	1,354,669
Guaranty Bancshares, Inc.	23,826	863,693
Hanmi Financial Corp.	83,854	1,881,684
HarborOne Bancorp, Inc.	24,803	342,033
Hawthorn Bancshares, Inc.	7,105	181,118
HBT Financial, Inc.	99,020	1,769,487
Heartland Financial USA, Inc.	43,327	1,799,804
Heritage Commerce Corp.	127,519	1,363,178
Heritage Financial Corp.	72,729	1,829,862
Hilltop Holdings, Inc.(a)	72,868	1,942,661
HomeStreet, Inc.	27,867	966,149
HomeTrust Bancshares, Inc.	3,705	92,625
Hope Bancorp, Inc.	275,729	3,816,089
Horizon Bancorp, Inc.	81,133	1,413,337
Independent Bank Corp.	118,373	5,744,045
Independent Bank Group, Inc.	43,818	2,975,680
International Bancshares Corp.	135,374	5,425,790
Investar Holding Corp.	2,874	62,941
Lakeland Bancorp, Inc.	84,216	1,231,238
Lakeland Financial Corp.	33,392	2,217,897
LCNB Corp.	33,897	506,760
Live Oak Bancshares, Inc.	2,536	85,945
Macatawa Bank Corp.	116,947	1,033,811
Mercantile Bank Corp.	40,957	1,308,576
Meridian Corp.	7,432	225,190
Meta Financial Group, Inc.	4,804	185,771
Metrocity Bankshares, Inc.	59,643	1,211,349
Mid Penn Bancorp, Inc.(a)	16,963	457,492
Middlefield Banc Corp.	10,327	260,240
Midland States Bancorp, Inc.	76,698	1,843,820
MidWestOne Financial Group, Inc.	33,599	998,562
MVB Financial Corp.	10,600	329,766
National Bank Holdings Corp., Class A	42,586	1,629,766
National Bankshares, Inc.	14,628	459,319
NBT Bancorp, Inc.(a)	71,993	2,706,217
Northeast Bank	3,847	140,531
Northrim Bancorp, Inc.	27,835	1,120,637
Northwest Bancshares, Inc.(a)	376,509	4,819,315
Norwood Financial Corp.	19,086	463,026
OceanFirst Financial Corp.	88,067	1,684,722
Ohio Valley Banc Corp.	4,534	136,836
Old National Bancorp	471,581	6,974,683
Old Second Bancorp, Inc.	20,048	268,242
Orange County Bancorp, Inc.	1,271	48,260
Origin Bancorp, Inc.	22,048	855,462
Orrstown Financial Services, Inc.(a)	29,817	720,677
Pacific Premier Bancorp, Inc.	164,352	4,805,653
Park National Corp.	39,035	4,732,994
Parke Bancorp, Inc.	21,761	456,111
Partners Bancorp	5,454	49,277
PCB Bancorp	43,109	805,276
Peapack-Gladstone Financial Corp.	9,112	270,626
Penns Woods Bancorp, Inc.	14,120	326,031
Peoples Bancorp of North Carolina, Inc.	8,929	242,512
Peoples Bancorp, Inc.(a)	82,237	2,187,504
Peoples Financial Services Corp.(a)	13,517	754,789
Plumas Bancorp(a)	7,148	204,004
Preferred Bank	26,531	1,804,639
Premier Financial Corp.	88,285	2,238,025
Primis Financial Corp.	63,537	866,009
QCR Holdings, Inc.	4,338	234,209
RBB Bancorp	37,426	773,595
Red River Bancshares, Inc.	3,230	174,678
Renasant Corp.	62,021	1,786,825
Republic Bancorp, Inc., Class A	31,637	1,526,485
Richmond Mutual BanCorp, Inc.	12,077	168,836
Riverview Bancorp, Inc.	45,896	301,996
S&T Bancorp, Inc.	76,886	2,108,983
Salisbury Bancorp, Inc.	11,357	536,278
Sandy Spring Bancorp, Inc.	87,320	3,411,592
SB Financial Group, Inc.	8,143	140,548
Seacoast Banking Corp. of Florida	38,790	1,281,622
Shore Bancshares, Inc.(a)	27,371	506,364
Sierra Bancorp	32,795	712,635
Simmons First National Corp., Class A	154,693	3,288,773
SmartFinancial, Inc.	4,606	111,281
South Plains Financial, Inc.	14,285	344,840
Southern States Bancshares, Inc.	2,688	60,453
Southside Bancshares, Inc.	73,885	2,764,777
Stock Yards Bancorp, Inc.(a)	46,329	2,771,401
Summit Financial Group, Inc.	25,803	716,807
Summit State Bank(a)	3,173	48,293
Tompkins Financial Corp.	29,612	2,135,025
Towne Bank	87,501	2,375,652
TriCo Bancshares	43,967	2,006,654
Trustmark Corp.	85,631	2,499,569
Union Bankshares, Inc.	16,764	438,379
United Community Banks, Inc.	176,373	5,324,701
United Security Bancshares	54,941	418,650
Unity Bancorp, Inc.	6,077	160,919
Univest Financial Corp.	63,322	1,610,912
Veritex Holdings, Inc.	70,094	2,050,950
Washington Federal, Inc.	90,867	2,727,827
Washington Trust Bancorp, Inc.	34,276	1,657,930
WesBanco, Inc.	127,832	4,053,553
West Bancorp, Inc.	57,636	1,402,860
Westamerica BanCorp	51,375	2,859,533

Total Banks		289,301,456

Beverages - 0.1%
MGP Ingredients, Inc.	21,755	2,177,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
Building Products - 0.5%
Apogee Enterprises, Inc.	67,827	$2,660,175
CSW Industrials, Inc.	7,781	801,677
Griffon Corp.	110,779	3,105,135
Insteel Industries, Inc.	5,568	187,475
Quanex Building Products Corp.	47,931	1,090,430

Total Building Products		7,844,892

Capital Markets - 3.0%
Artisan Partners Asset Management, Inc., Class A(a)	326,973	11,630,430
Associated Capital Group, Inc., Class A	1,322	47,367
B. Riley Financial, Inc.(a)	114,977	4,857,778
BGC Partners, Inc., Class A	166,468	560,997
Bridge Investment Group Holdings, Inc., Class A	54,263	788,984
Brightsphere Investment Group, Inc.(a)	2,253	40,577
Cowen, Inc., Class A	10,242	242,633
Diamond Hill Investment Group, Inc.	4,057	704,457
Federated Hermes, Inc., Class B	155,644	4,947,923
GAMCO Investors, Inc., Class A	11,805	246,724
GCM Grosvenor, Inc., Class A(a)	139,442	955,178
Greenhill & Co., Inc.	4,844	44,662
Manning & Napier, Inc.	36,068	449,768
Moelis & Co., Class A	186,045	7,320,871
Oppenheimer Holdings, Inc., Class A	14,995	495,435
Perella Weinberg Partners(a)	60,853	354,773
Piper Sandler Cos.	20,734	2,350,406
PJT Partners, Inc., Class A	2,408	169,234
Pzena Investment Management, Inc., Class A(a)	10,204	67,244
Sculptor Capital Management, Inc.(a)	67,335	562,247
Silvercrest Asset Management Group, Inc., Class A	21,989	360,839
StepStone Group, Inc., Class A	43,591	1,134,674
Value Line, Inc.(a)	17,301	1,142,731
Victory Capital Holdings, Inc., Class A	105,356	2,539,080
Virtu Financial, Inc., Class A	302,538	7,082,415
Virtus Investment Partners, Inc.	12,186	2,084,050
Westwood Holdings Group, Inc.	15,143	208,973

Total Capital Markets		51,390,450

Chemicals - 3.4%
AdvanSix, Inc.	53,326	1,783,222
American Vanguard Corp.	20,204	451,559
Cabot Corp.(a)	177,894	11,347,858
Chase Corp.	10,924	849,996
H.B. Fuller Co.	62,376	3,755,659
Hawkins, Inc.	57,749	2,080,697
Innospec, Inc.	38,060	3,645,767
Kronos Worldwide, Inc.	619,570	11,400,088
Minerals Technologies, Inc.	8,851	542,920
NewMarket Corp.	32,476	9,773,977
Northern Technologies International Corp.	8,685	81,205
Schweitzer-Mauduit International, Inc.	216,311	5,433,732
Stepan Co.	34,622	3,508,940
Tredegar Corp.	167,901	1,679,010
Valhi, Inc.	62,617	2,839,055

Total Chemicals		59,173,685

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	128,945	5,598,792
ACCO Brands Corp.	441,795	2,884,921
Acme United Corp.	13,466	426,468
ARC Document Solutions, Inc.	79,843	209,987
Brady Corp., Class A	94,840	4,480,242
Brink’s Co.	75,395	4,577,231
CompX International, Inc.	26,533	615,300
Deluxe Corp.	173,633	3,762,627
Ennis, Inc.	192,772	3,899,778
Healthcare Services Group, Inc.(a)	452,113	7,871,287
HNI Corp.	151,464	5,254,286
Interface, Inc.	34,532	433,031
Kimball International, Inc., Class B	169,237	1,298,048
Matthews International Corp., Class A	106,312	3,047,965
MillerKnoll, Inc.	186,834	4,908,129
NL Industries, Inc.(a)	111,877	1,104,226
Pitney Bowes, Inc.	715,876	2,591,471
Steelcase, Inc., Class A	504,071	5,408,682
UniFirst Corp.	9,941	1,711,642
VSE Corp.	12,338	463,662

Total Commercial Services & Supplies		60,547,775

Communications Equipment - 0.1%
ADTRAN, Inc.	122,418	2,145,988
PCTEL, Inc.*	75,105	307,179

Total Communications Equipment		2,453,167

Construction & Engineering - 0.4%
Arcosa, Inc.	17,581	816,286
Argan, Inc.	41,752	1,558,185
Comfort Systems USA, Inc.	21,529	1,790,136
Granite Construction, Inc.	73,293	2,135,758
Primoris Services Corp.	58,421	1,271,241

Total Construction & Engineering		7,571,606

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	4,321	456,298

Consumer Finance - 0.5%
Curo Group Holdings Corp.	73,962	409,010
FirstCash Holdings, Inc.	38,147	2,651,598
Navient Corp.	250,019	3,497,766
Nelnet, Inc., Class A	12,508	1,066,307
Regional Management Corp.	23,989	896,469

Total Consumer Finance		8,521,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
Containers & Packaging - 1.1%
Greif, Inc., Class A	264,815	$16,519,160
Myers Industries, Inc.	110,381	2,508,960
TriMas Corp.(a)	18,572	514,258

Total Containers & Packaging		19,542,378

Distributors - 0.1%
Weyco Group, Inc.	45,379	1,109,517

Diversified Consumer Services - 0.8%
Carriage Services, Inc.	23,783	942,996
Graham Holdings Co., Class B	5,860	3,321,682
Strategic Education, Inc.	130,990	9,245,274

Total Diversified Consumer Services		13,509,952

Diversified Financial Services - 0.0%
Alerus Financial Corp.	11,976	285,149

Diversified Telecommunication Services - 1.4%
ATN International, Inc.	35,392	1,660,239
Cogent Communications Holdings, Inc.	374,661	22,764,402

Total Diversified Telecommunication Services		24,424,641

Electric Utilities - 2.3%
ALLETE, Inc.	251,925	14,808,151
MGE Energy, Inc.	134,641	10,479,109
Otter Tail Corp.	182,537	12,253,709
Via Renewables, Inc.(a)	237,750	1,821,165

Total Electric Utilities		39,362,134

Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	8,380	191,399
AZZ, Inc.	34,518	1,409,025
Encore Wire Corp.	787	81,785
EnerSys	43,586	2,569,831
GrafTech International Ltd.	90,552	640,203
LSI Industries, Inc.	143,866	887,653
Powell Industries, Inc.(a)	55,450	1,295,866
Preformed Line Products Co.	11,259	692,428

Total Electrical Equipment		7,768,190

Electronic Equipment, Instruments & Components - 1.8%
Advanced Energy Industries, Inc.	20,696	1,510,394
Avnet, Inc.	305,553	13,102,113
Badger Meter, Inc.	24,680	1,996,365
Bel Fuse, Inc., Class B	20,606	320,629
Belden, Inc.	14,278	760,589
Benchmark Electronics, Inc.	102,063	2,302,541
CTS Corp.	21,349	726,933
Methode Electronics, Inc.	52,395	1,940,711
PC Connection, Inc.(a)	28,514	1,256,042
Richardson Electronics Ltd.	46,042	674,976
Vishay Intertechnology, Inc.	311,256	5,546,582
Wayside Technology Group, Inc.	17,294	574,853

Total Electronic Equipment, Instruments & Components		30,712,728

Energy Equipment & Services - 0.4%
Cactus, Inc., Class A	87,290	3,515,168
Solaris Oilfield Infrastructure, Inc., Class A	253,946	2,762,933

Total Energy Equipment & Services		6,278,101

Entertainment - 0.2%
World Wrestling Entertainment, Inc., Class A(a)	48,626	3,038,639

Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust	102,067	1,594,287
Alexander & Baldwin, Inc.	84,046	1,508,626
Alexander’s, Inc.(a)	21,996	4,886,631
Alpine Income Property Trust, Inc.	20,741	371,679
American Assets Trust, Inc.	99,331	2,950,131
Apple Hospitality REIT, Inc.	24,359	357,347
Armada Hoffler Properties, Inc.	105,047	1,348,803
Bluerock Residential Growth REIT, Inc.	75,494	1,984,737
Brandywine Realty Trust	381,593	3,678,556
BRT Apartments Corp.	52,582	1,129,987
CareTrust REIT, Inc.	291,383	5,373,102
CatchMark Timber Trust, Inc., Class A	73,205	736,442
Cedar Realty Trust, Inc.	10,546	303,619
Centerspace	21,176	1,726,903
Clipper Realty, Inc.	76,798	592,881
Community Healthcare Trust, Inc.	61,247	2,217,754
Corporate Office Properties Trust	281,367	7,369,002
Creative Media & Community Trust Corp.	19,595	139,124
CTO Realty Growth, Inc.(a)	23,392	1,429,719
Easterly Government Properties, Inc.	263,521	5,017,440
Empire State Realty Trust, Inc., Class A	87,538	615,392
EPR Properties	199,767	9,375,065
Essential Properties Realty Trust, Inc.	259,996	5,587,314
Farmland Partners, Inc.	32,500	448,500
Four Corners Property Trust, Inc.	172,264	4,580,500
Franklin Street Properties Corp.	219,200	914,064
Getty Realty Corp.	147,446	3,907,319
Gladstone Commercial Corp.	127,367	2,399,594
Gladstone Land Corp.	42,618	944,415
Global Medical REIT, Inc.	132,642	1,489,570
Hudson Pacific Properties, Inc.	242,490	3,598,552
Independence Realty Trust, Inc.	148,085	3,069,802
Indus Realty Trust, Inc.	3,307	196,304
Industrial Logistics Properties Trust	241,080	3,394,406
InvenTrust Properties Corp.	8,966	231,233
iStar, Inc.	78,281	1,073,232
JBG SMITH Properties	163,372	3,862,114
LTC Properties, Inc.	106,238	4,078,477
Necessity Retail REIT, Inc.	517,188	3,765,129
NETSTREIT Corp.	51,433	970,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
NexPoint Residential Trust, Inc.	17,836	$1,114,928
Office Properties Income Trust	205,313	4,095,994
One Liberty Properties, Inc.	88,165	2,290,527
Outfront Media, Inc.	87,198	1,478,006
Paramount Group, Inc.	361,115	2,610,861
Pebblebrook Hotel Trust	2,182	36,156
Phillips Edison & Co., Inc.	21,186	707,824
Piedmont Office Realty Trust, Inc., Class A	271,247	3,558,761
Plymouth Industrial REIT, Inc.	34,299	601,604
Postal Realty Trust, Inc., Class A(a)	47,932	714,187
PotlatchDeltic Corp.	118,658	5,243,497
Retail Opportunity Investments Corp.	181,056	2,857,064
RLJ Lodging Trust	21,254	234,432
RPT Realty	189,925	1,866,963
Saul Centers, Inc.	73,726	3,473,232
SITE Centers Corp.	268,118	3,611,549
Tanger Factory Outlet Centers, Inc.	155,162	2,206,404
UMH Properties, Inc.	94,771	1,673,656
Uniti Group, Inc.	429,643	4,047,237
Universal Health Realty Income Trust	41,216	2,193,103
Urban Edge Properties	151,308	2,301,395
Urstadt Biddle Properties, Inc., Class A	87,892	1,423,850
Washington Real Estate Investment Trust	116,307	2,478,502
Whitestone REIT	115,272	1,239,174

Total Equity Real Estate Investment Trusts (REITs)		151,277,199

Food & Staples Retailing - 1.3%
Andersons, Inc.	86,016	2,837,668
Ingles Markets, Inc., Class A	21,545	1,869,029
Natural Grocers by Vitamin Cottage, Inc.	93,625	1,493,319
PriceSmart, Inc.	43,205	3,094,774
SpartanNash Co.	217,305	6,556,092
Village Super Market, Inc., Class A	58,883	1,343,121
Weis Markets, Inc.(a)	66,871	4,984,564

Total Food & Staples Retailing		22,178,567

Food Products - 1.5%
Alico, Inc.	69,258	2,467,663
B&G Foods, Inc.	487,257	11,586,971
Cal-Maine Foods, Inc.	20,116	993,932
J & J Snack Foods Corp.	41,609	5,811,113
John B. Sanfilippo & Son, Inc.	12,432	901,196
Limoneira Co.(a)	46,603	656,636
Tootsie Roll Industries, Inc.(a)	65,169	2,303,724
Utz Brands, Inc.(a)	125,878	1,739,634

Total Food Products		26,460,869

Gas Utilities - 5.6%
Chesapeake Utilities Corp.	49,795	6,450,942
New Jersey Resources Corp.(a)	426,269	18,981,759
Northwest Natural Holding Co.	151,029	8,019,640
ONE Gas, Inc.	217,958	17,696,010
RGC Resources, Inc.	44,433	847,337
South Jersey Industries, Inc.	695,875	23,757,173
Spire, Inc.	269,785	20,063,910

Total Gas Utilities		95,816,771

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	3,138	1,973,363
CONMED Corp.	30,925	2,961,378
LeMaitre Vascular, Inc.(a)	31,866	1,451,496
Mesa Laboratories, Inc.(a)	1,283	261,655

Total Health Care Equipment & Supplies		6,647,892

Health Care Providers & Services - 1.6%
National HealthCare Corp.	70,786	4,947,941
National Research Corp.	29,614	1,133,624
Owens & Minor, Inc.(a)	7,347	231,063
Patterson Cos., Inc.	431,349	13,069,875
Select Medical Holdings Corp.	277,636	6,557,762
U.S. Physical Therapy, Inc.	22,883	2,498,824

Total Health Care Providers & Services		28,439,089

Health Care Technology - 0.0%
Simulations Plus, Inc.	11,991	591,516

Hotels, Restaurants & Leisure - 1.1%
Cracker Barrel Old Country Store, Inc.	116,954	9,764,489
Dine Brands Global, Inc.	39,913	2,597,538
FAT Brands, Inc., Class A(a)	76,519	570,067
Jack in the Box, Inc.	56,408	3,162,233
Krispy Kreme, Inc.	181,909	2,473,962
Nathan’s Famous, Inc.	13,102	767,384
RCI Hospitality Holdings, Inc.	9,981	482,681

Total Hotels, Restaurants & Leisure		19,818,354

Household Durables - 1.6%
Bassett Furniture Industries, Inc.	44,802	811,812
Century Communities, Inc.	30,615	1,376,757
Ethan Allen Interiors, Inc.	169,292	3,421,391
Flexsteel Industries, Inc.	11,112	200,016
Hamilton Beach Brands Holding Co., Class A	30,351	376,656
Hooker Furnishings Corp.	54,552	848,284
Installed Building Products, Inc.	30,191	2,510,684
KB Home	144,099	4,101,057
La-Z-Boy, Inc.	94,425	2,238,817
Lifetime Brands, Inc.	53,299	588,421
MDC Holdings, Inc.	323,078	10,438,650
Weber, Inc., Class A(a)	58,926	424,856

Total Household Durables		27,337,401

Household Products - 0.7%
Energizer Holdings, Inc.	248,343	7,040,524
Oil-Dri Corp. of America(a)	31,343	960,663
WD-40 Co.	19,298	3,885,845

Total Household Products		11,887,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
Insurance - 2.1%
American Equity Investment Life Holding Co.	40,348	$1,475,526
AMERISAFE, Inc.	32,028	1,665,776
CNO Financial Group, Inc.	131,244	2,374,204
Crawford & Co., Class A	52,897	412,597
Donegal Group, Inc., Class A	97,497	1,662,324
Employers Holdings, Inc.	31,056	1,300,936
HCI Group, Inc.(a)	11,780	798,213
Heritage Insurance Holdings, Inc.	21,139	55,807
Horace Mann Educators Corp.	63,924	2,453,403
Investors Title Co.	2,785	436,939
Kemper Corp.	69,964	3,351,276
Mercury General Corp.	213,802	9,471,429
National Western Life Group, Inc., Class A	314	63,648
ProAssurance Corp.	23,950	565,938
Safety Insurance Group, Inc.	53,679	5,212,231
Stewart Information Services Corp.	34,474	1,715,081
Tiptree, Inc.	73,557	781,175
United Fire Group, Inc.(a)	33,813	1,157,419
United Insurance Holdings Corp.	117,208	182,844
Universal Insurance Holdings, Inc.	84,666	1,103,198

Total Insurance		36,239,964

IT Services - 0.8%
Bread Financial Holdings, Inc.	70,265	2,604,021
Cass Information Systems, Inc.	43,870	1,482,806
CSG Systems International, Inc.	110,055	6,568,082
Hackett Group, Inc.	106,204	2,014,690
Information Services Group, Inc.	114,933	776,947

Total IT Services		13,446,546

Leisure Products - 0.9%
Clarus Corp.(a)	38,660	734,153
Escalade, Inc.	85,686	1,113,061
Johnson Outdoors, Inc., Class A	11,187	684,197
Marine Products Corp.	142,994	1,359,873
Smith & Wesson Brands, Inc.	99,950	1,312,344
Sturm Ruger & Co., Inc.(a)	156,145	9,938,629

Total Leisure Products		15,142,257

Machinery - 5.5%
Alamo Group, Inc.	4,139	481,904
Albany International Corp., Class A	37,659	2,967,153
Allison Transmission Holdings, Inc.	262,781	10,103,929
Altra Industrial Motion Corp.	46,022	1,622,275
Astec Industries, Inc.(a)	25,389	1,035,363
Barnes Group, Inc.	79,533	2,476,658
Columbus McKinnon Corp.	18,182	515,823
Douglas Dynamics, Inc.	82,760	2,378,522
Eastern Co.(a)	18,010	366,323
Enerpac Tool Group Corp.(a)	4,339	82,528
EnPro Industries, Inc.	30,063	2,463,062
ESCO Technologies, Inc.	9,332	638,029
Federal Signal Corp.(a)	84,363	3,003,323
Flowserve Corp.	406,154	11,628,189
Gorman-Rupp Co.	43,412	1,228,560
Graham Corp.	30,303	209,697
Greenbrier Cos., Inc.	95,995	3,454,860
Helios Technologies, Inc.	27,059	1,792,659
Hillenbrand, Inc.	230,334	9,434,481
Hurco Cos., Inc.	11,252	278,374
Kadant, Inc.	8,242	1,502,929
Kennametal, Inc.	221,421	5,143,610
Lindsay Corp.	15,206	2,019,661
Miller Industries, Inc.	41,174	933,415
Mueller Industries, Inc.	95,484	5,088,342
Mueller Water Products, Inc., Class A	356,651	4,183,516
Omega Flex, Inc.(a)	15,481	1,666,065
Park-Ohio Holdings Corp.	27,844	441,606
REV Group, Inc.	84,875	922,591
Shyft Group, Inc.	9,193	170,898
Standex International Corp.	19,993	1,695,006
Tennant Co.(a)	37,908	2,246,049
Terex Corp.	87,739	2,401,416
Trinity Industries, Inc.	380,931	9,226,149
Wabash National Corp.	94,043	1,277,104

Total Machinery		95,080,069

Marine - 0.5%
Matson, Inc.	113,835	8,296,295

Media - 1.5%
Entravision Communications Corp., Class A	210,833	961,399
EW Scripps Co., Class A*	99,503	1,240,802
Gray Television, Inc.(a)	151,610	2,560,693
John Wiley & Sons, Inc., Class A	207,596	9,914,785
Paramount Global, Class A(a)	137,070	3,736,528
Saga Communications, Inc., Class A	8,614	214,058
Scholastic Corp.	105,119	3,781,130
Sinclair Broadcast Group, Inc., Class A	204,289	4,167,496

Total Media		26,576,891

Metals & Mining - 1.5%
Commercial Metals Co.	263,227	8,712,814
Gold Resource Corp.	196,436	320,191
Haynes International, Inc.	48,264	1,581,611
Hecla Mining Co.	150,983	591,853
Materion Corp.	11,424	842,292
Olympic Steel, Inc.	9,209	237,132
Ryerson Holding Corp.	54,474	1,159,751
Schnitzer Steel Industries, Inc., Class A(a)	47,085	1,546,271
SunCoke Energy, Inc.	472,146	3,215,314
Warrior Met Coal, Inc.	56,296	1,723,221
Worthington Industries, Inc.	135,959	5,995,792

Total Metals & Mining		25,926,242

Multi-Utilities - 2.2%
Avista Corp.	372,936	16,226,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
NorthWestern Corp.	289,419	$17,055,462
Unitil Corp.(a)	79,361	4,660,078

Total Multi-Utilities		37,941,985

Multiline Retail - 0.5%
Big Lots, Inc.(a)	120,954	2,536,406
Franchise Group, Inc.	160,546	5,630,348

Total Multiline Retail		8,166,754

Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	28,147	906,052
Arch Resources, Inc.	22,224	3,180,032
Berry Corp.	292,114	2,225,909
Brigham Minerals, Inc., Class A	148,501	3,657,580
California Resources Corp.	232,711	8,959,373
Evolution Petroleum Corp.	252,928	1,380,987
HighPeak Energy, Inc.	64,913	1,663,071
Magnolia Oil & Gas Corp., Class A(a)	271,062	5,689,591
NACCO Industries, Inc., Class A	16,981	643,580
Northern Oil and Gas, Inc.	155,828	3,936,215
Oasis Petroleum, Inc.(a)	58,449	7,110,321
Riley Exploration Permian, Inc.	181,882	4,397,907
Sitio Royalties Corp.	255,765	5,928,638
SM Energy Co.	24,788	847,502
VAALCO Energy, Inc.	453,450	3,146,943
World Fuel Services Corp.	128,934	2,637,990

Total Oil, Gas & Consumable Fuels		56,311,691

Paper & Forest Products - 0.2%
Glatfelter Corp.	159,624	1,098,213
Neenah, Inc.	88,953	3,036,855

Total Paper & Forest Products		4,135,068

Personal Products - 1.4%
Edgewell Personal Care Co.	86,586	2,988,949
Inter Parfums, Inc.	61,793	4,514,597
Medifast, Inc.	41,893	7,562,105
Nu Skin Enterprises, Inc., Class A	196,200	8,495,460

Total Personal Products		23,561,111

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	75,163	1,437,868

Professional Services - 1.2%
Barrett Business Services, Inc.	18,772	1,367,916
BGSF, Inc.	47,833	591,216
CRA International, Inc.	23,963	2,140,375
Heidrick & Struggles International, Inc.	61,288	1,983,280
HireQuest, Inc.	21,495	302,865
ICF International, Inc.	17,763	1,687,485
Kelly Services, Inc., Class A	39,257	778,466
Kforce, Inc.	52,731	3,234,519
ManTech International Corp., Class A	71,960	6,868,582
Resources Connection, Inc.	119,546	2,435,152

Total Professional Services		21,389,856

Real Estate Management & Development - 0.6%
Kennedy-Wilson Holdings, Inc.	373,935	7,082,329
Newmark Group, Inc., Class A	58,939	569,940
RE/MAX Holdings, Inc., Class A	18,300	448,716
RMR Group, Inc., Class A	28,680	813,078
St. Joe Co.	20,002	791,279

Total Real Estate Management & Development		9,705,342

Road & Rail - 0.9%
ArcBest Corp.	19,584	1,378,126
Heartland Express, Inc.	32,714	455,052
Marten Transport Ltd.	131,855	2,217,801
Schneider National, Inc., Class B	183,077	4,097,263
Universal Logistics Holdings, Inc.	104,070	2,842,152
Werner Enterprises, Inc.	126,159	4,862,168

Total Road & Rail		15,852,562

Semiconductors & Semiconductor Equipment - 0.6%
CMC Materials, Inc.	44,838	7,823,782
NVE Corp.	58,872	2,744,613

Total Semiconductors & Semiconductor Equipment		10,568,395

Software - 0.8%
A10 Networks, Inc.	128,955	1,854,373
American Software, Inc., Class A	93,793	1,515,695
Ebix, Inc.	29,202	493,514
InterDigital, Inc.	76,240	4,635,392
Progress Software Corp.	78,057	3,535,982
Xperi Holding Corp.	119,878	1,729,839

Total Software		13,764,795

Specialty Retail - 2.3%
Aaron’s Co., Inc.	55,840	812,472
Big 5 Sporting Goods Corp.	220,686	2,473,890
Buckle, Inc.	251,131	6,953,817
Caleres, Inc.	50,148	1,315,884
Camping World Holdings, Inc., Class A	260,066	5,614,825
Cato Corp., Class A	147,519	1,712,696
Group 1 Automotive, Inc.	14,807	2,514,229
Guess?, Inc.(a)	291,308	4,966,801
Haverty Furniture Cos., Inc.(a)	59,402	1,376,938
Hibbett, Inc.	21,663	946,890
JOANN, Inc.(a)	219,388	1,700,257
Monro, Inc.(a)	69,729	2,989,980
Rent-A-Center, Inc.(a)	221,497	4,308,117
Shoe Carnival, Inc.	31,781	686,787
Sonic Automotive, Inc., Class A	29,781	1,090,878
Winmark Corp.	4,843	947,145

Total Specialty Retail		40,411,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 0.9%
Xerox Holdings Corp.	1,064,026	$15,800,786

Textiles, Apparel & Luxury Goods - 1.4%
Culp, Inc.	48,110	206,873
Kontoor Brands, Inc.	242,699	8,098,866
Levi Strauss & Co., Class A	139,023	2,268,855
Movado Group, Inc.	67,098	2,075,341
Oxford Industries, Inc.	34,052	3,021,774
Rocky Brands, Inc.	26,366	901,190
Steven Madden Ltd.	124,395	4,006,763
Superior Group of Cos., Inc.	32,804	582,271
Wolverine World Wide, Inc.	117,910	2,377,066

Total Textiles, Apparel & Luxury Goods		23,538,999

Thrifts & Mortgage Finance - 1.9%
Capitol Federal Financial, Inc.	212,157	1,947,601
CF Bankshares, Inc.	2,556	53,676
ESSA Bancorp, Inc.	20,637	346,702
Federal Agricultural Mortgage Corp., Class C	20,360	1,988,154
Flagstar Bancorp, Inc.	16,568	587,336
FS Bancorp, Inc.	14,254	409,232
Greene County Bancorp, Inc.(a)	10,300	466,487
Hingham Institution for Savings	1,129	320,376
Home Bancorp, Inc.	14,233	485,772
Home Point Capital, Inc.(a)	77,864	305,227
Kearny Financial Corp.(a)	116,462	1,293,893
Luther Burbank Corp.	78,348	1,022,441
Merchants Bancorp	44,503	1,008,883
Northeast Community Bancorp, Inc.	19,095	224,748
Northfield Bancorp, Inc.	66,561	867,290
OP Bancorp	39,711	416,568
PCSB Financial Corp.	10,011	191,110
PennyMac Financial Services, Inc.	53,643	2,344,736
Provident Bancorp, Inc.	4,375	68,688
Provident Financial Holdings, Inc.	22,400	332,192
Provident Financial Services, Inc.	151,982	3,383,119
Prudential Bancorp, Inc.	5,444	82,368
Radian Group, Inc.	375,259	7,373,839
Randolph Bancorp, Inc.	10,294	272,276
Southern Missouri Bancorp, Inc.	13,768	623,140
Territorial Bancorp, Inc.	20,229	421,775
Timberland Bancorp, Inc.	19,917	497,925
TrustCo Bank Corp.	36,285	1,119,029
UWM Holdings Corp.(a)	273,024	966,505
Waterstone Financial, Inc.	66,991	1,142,197
Western New England Bancorp, Inc.	39,719	296,304
WSFS Financial Corp.	61,378	2,460,644

Total Thrifts & Mortgage Finance		33,320,233

Tobacco - 1.9%
Turning Point Brands, Inc.	11,232	304,724
Universal Corp.	279,602	16,915,921
Vector Group Ltd.	1,459,215	15,321,758

Total Tobacco		32,542,403

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	92,121	8,859,276
Boise Cascade Co.	48,181	2,866,288
GATX Corp.	79,398	7,476,116
Global Industrial Co.	85,962	2,902,937
H&E Equipment Services, Inc.	122,489	3,548,506
McGrath RentCorp	72,350	5,498,600
MSC Industrial Direct Co., Inc., Class A	208,909	15,691,155
Rush Enterprises, Inc., Class A	141,733	6,831,531

Total Trading Companies & Distributors		53,674,409

Water Utilities - 1.5%
American States Water Co.	100,289	8,174,556
Artesian Resources Corp., Class A(a)	43,454	2,136,633
California Water Service Group	132,674	7,370,041
Global Water Resources, Inc.	57,403	758,294
Middlesex Water Co.	24,096	2,112,737
SJW Group	71,323	4,451,269
York Water Co.	21,714	877,897

Total Water Utilities		25,881,427

Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.(a)	38,812	861,626
Spok Holdings, Inc.	161,244	1,015,837
Telephone and Data Systems, Inc.	491,891	7,766,959

Total Wireless Telecommunication Services		9,644,422

Total United States		1,712,068,206

Puerto Rico - 0.5%

Banks - 0.4%
First Bancorp	478,289	6,174,711
OFG Bancorp	42,178	1,071,321

Total Banks		7,246,032

IT Services - 0.1%
EVERTEC, Inc.	49,364	1,820,544

Total Puerto Rico		9,066,576

TOTAL COMMON STOCKS (Cost: $1,753,896,159)		1,721,134,782

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $320,701)	7,409	288,803

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $13,215,336)	13,215,336	13,215,336

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $1,767,432,196)		1,734,638,921
Other Assets less Liabilities - (0.5)%		(8,944,974)

NET ASSETS - 100.0%		$1,725,693,947

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $51,509,979 and the total market value of the collateral held by the Fund was $52,936,415. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,721,079.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$1,218,396	$—	$794,125	$(91,860)	$(43,608)	$288,803	$8,229

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,721,134,782	$—	$—	$1,721,134,782
Exchange-Traded Fund	288,803	—	—	288,803
Investment of Cash Collateral for Securities Loaned	—	13,215,336	—	13,215,336

Total Investments in Securities	$1,721,423,585	$13,215,336	$—	$1,734,638,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.3%
AAR Corp.*	16,845	$704,795
Aerovironment, Inc.*	5,381	442,318
AerSale Corp.*(a)	22,481	326,199
Byrna Technologies, Inc.*	8,592	73,805
Ducommun, Inc.*	7,293	313,891
Kaman Corp.	13,902	434,438
Kratos Defense & Security Solutions, Inc.*	38,711	537,309
Mercury Systems, Inc.*	22,146	1,424,652
Moog, Inc., Class A	18,081	1,435,451
National Presto Industries, Inc.	4,419	290,063
Park Aerospace Corp.	13,441	171,507
Triumph Group, Inc.*	20,939	278,279
Vectrus, Inc.*	13,353	446,791

Total Aerospace & Defense		6,879,498

Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc.*	31,554	906,547
Atlas Air Worldwide Holdings, Inc.*	43,537	2,686,668
Forward Air Corp.	9,415	865,803
Hub Group, Inc., Class A*	14,552	1,032,319

Total Air Freight & Logistics		5,491,337

Airlines - 0.2%
Mesa Air Group, Inc.*	48,362	105,913
SkyWest, Inc.*	26,397	560,936
Sun Country Airlines Holdings, Inc.*(a)	13,192	241,941

Total Airlines		908,790

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc.*	142,531	1,073,258
Gentherm, Inc.*	11,108	693,250
Modine Manufacturing Co.*	53,510	563,460
Motorcar Parts of America, Inc.*	23,846	312,860
Patrick Industries, Inc.	17,529	908,703
Standard Motor Products, Inc.	16,392	737,476
Strattec Security Corp.*	6,052	200,624
Tenneco, Inc., Class A*(a)	141,318	2,425,017
XPEL, Inc.*(a)	5,408	248,390

Total Auto Components		7,163,038

Automobiles - 0.3%
Winnebago Industries, Inc.(a)	29,038	1,410,085
Workhorse Group, Inc.*(a)	65,491	170,277

Total Automobiles		1,580,362

Banks - 13.6%
1st Source Corp.	11,447	519,694
ACNB Corp.(a)	7,178	213,115
Allegiance Bancshares, Inc.	8,411	317,599
Amalgamated Financial Corp.	11,801	233,424
Amerant Bancorp, Inc.(a)	8,152	229,234
American National Bankshares, Inc.	4,512	156,160
Ames National Corp.	10,686	237,015
Arrow Financial Corp.	11,335	360,566
Atlantic Union Bankshares Corp.	58,834	1,995,649
Banc of California, Inc.	12,427	218,964
BancFirst Corp.	14,962	1,432,013
Bancorp, Inc.*	26,953	526,123
Bank First Corp.	2,697	204,460
Bank of Marin Bancorp	1,089	34,608
BankFinancial Corp.	13,234	124,267
Bankwell Financial Group, Inc.	657	20,400
Banner Corp.	17,836	1,002,562
BCB Bancorp, Inc.	8,707	148,280
Berkshire Hills Bancorp, Inc.	12,541	310,641
Brookline Bancorp, Inc.	41,746	555,639
Business First Bancshares, Inc.	8,691	185,205
Byline Bancorp, Inc.	18,435	438,753
Cambridge Bancorp	1,967	162,671
Camden National Corp.	8,224	362,267
Capital City Bank Group, Inc.	4,545	126,760
Capstar Financial Holdings, Inc.	3,201	62,804
Carter Bankshares, Inc.*	4,786	63,175
CBTX, Inc.	3,839	102,079
Central Pacific Financial Corp.	11,860	254,397
Central Valley Community Bancorp	1,912	27,724
Citizens & Northern Corp.	9,147	221,083
City Holding Co.	7,222	576,893
Civista Bancshares, Inc.	5,805	123,414
CNB Financial Corp.	13,560	328,016
Codorus Valley Bancorp, Inc.	1,233	27,755
Columbia Banking System, Inc.	44,699	1,280,626
Community Financial Corp.	2,473	91,204
Community Trust Bancorp, Inc.	9,011	364,405
ConnectOne Bancorp, Inc.	31,527	770,835
CrossFirst Bankshares, Inc.*	19,308	254,866
Customers Bancorp, Inc.*	32,955	1,117,175
CVB Financial Corp.	71,881	1,783,368
Dime Community Bancshares, Inc.	22,691	672,788
Eagle Bancorp, Inc.	21,665	1,027,138
Enterprise Bancorp, Inc.	1,959	63,060
Enterprise Financial Services Corp.	13,811	573,157
Equity Bancshares, Inc., Class A	6,357	185,370
Esquire Financial Holdings, Inc.	3,532	117,616
Farmers National Banc Corp.	25,430	381,450
FB Financial Corp.	26,498	1,039,252
Financial Institutions, Inc.	10,325	268,657
First Bancorp	15,380	536,762
First Bancorp, Inc.	5,860	176,562
First Bancshares, Inc.	7,833	224,024
First Bank	7,189	100,502
First Busey Corp.	26,763	611,535
First Business Financial Services, Inc.	3,873	120,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
First Commonwealth Financial Corp.	53,810	$722,130
First Community Bankshares, Inc.	10,478	308,158
First Financial Bancorp	83,218	1,614,429
First Financial Corp.	7,724	343,718
First Foundation, Inc.	31,186	638,689
First Internet Bancorp	4,982	183,437
First Interstate BancSystem, Inc., Class A	63,961	2,437,554
First Merchants Corp.	31,054	1,106,143
First Mid Bancshares, Inc.	8,809	314,217
First of Long Island Corp.	15,177	266,053
First Savings Financial Group, Inc.	4,160	99,590
First Western Financial, Inc.*	645	17,538
Flushing Financial Corp.	23,361	496,655
Fulton Financial Corp.	129,697	1,874,122
German American Bancorp, Inc.	9,997	341,697
Great Southern Bancorp, Inc.	9,247	541,504
Guaranty Bancshares, Inc.	2,231	80,874
Hanmi Financial Corp.	12,923	289,992
HarborOne Bancorp, Inc.	29,220	402,944
HBT Financial, Inc.	21,942	392,104
Heartland Financial USA, Inc.	23,620	981,175
Heritage Commerce Corp.	11,732	125,415
Heritage Financial Corp.	26,084	656,273
Hilltop Holdings, Inc.	82,465	2,198,517
HomeStreet, Inc.	18,095	627,354
Hope Bancorp, Inc.	97,312	1,346,798
Horizon Bancorp, Inc.	30,024	523,018
Independent Bank Corp.	15,069	290,530
International Bancshares Corp.	50,251	2,014,060
Lakeland Bancorp, Inc.	27,100	396,202
Lakeland Financial Corp.	12,801	850,242
LCNB Corp.	8,036	120,138
Macatawa Bank Corp.	502	4,438
Mercantile Bank Corp.	9,645	308,158
Meridian Corp.	3,462	104,899
Meta Financial Group, Inc.	17,909	692,541
Metrocity Bankshares, Inc.	16,838	341,980
Metropolitan Bank Holding Corp.*	4,743	329,259
Mid Penn Bancorp, Inc.(a)	4,498	121,311
Midland States Bancorp, Inc.	8,736	210,013
MidWestOne Financial Group, Inc.	13,646	405,559
MVB Financial Corp.	598	18,604
National Bank Holdings Corp., Class A	19,769	756,560
National Bankshares, Inc.	1,070	33,598
NBT Bancorp, Inc.	26,569	998,729
Nicolet Bankshares, Inc.*	5,637	407,781
Northeast Bank	11,352	414,689
Northrim Bancorp, Inc.	5,369	216,156
Northwest Bancshares, Inc.	66,214	847,539
OceanFirst Financial Corp.	15,488	296,285
Old National Bancorp	175,956	2,602,389
Old Second Bancorp, Inc.	5,953	79,651
Origin Bancorp, Inc.	9,659	374,769
Orrstown Financial Services, Inc.	7,559	182,701
PCB Bancorp	980	18,306
Peapack-Gladstone Financial Corp.	6,391	189,813
Peoples Bancorp, Inc.	650	17,290
Peoples Financial Services Corp.	3,122	174,332
Preferred Bank	8,863	602,861
Premier Financial Corp.	23,102	585,636
Primis Financial Corp.	8,944	121,907
Professional Holding Corp., Class A*	4,426	88,741
QCR Holdings, Inc.	14,099	761,205
RBB Bancorp	9,396	194,215
Red River Bancshares, Inc.	3,256	176,084
Renasant Corp.	29,539	851,019
Republic Bancorp, Inc., Class A	11,862	572,342
Republic First Bancorp, Inc.*(a)	36,572	139,339
S&T Bancorp, Inc.	18,824	516,342
Sandy Spring Bancorp, Inc.	33,834	1,321,894
Seacoast Banking Corp. of Florida	24,865	821,540
Shore Bancshares, Inc.(a)	6,107	112,980
Sierra Bancorp	7,762	168,668
SmartFinancial, Inc.	2,877	69,508
South Plains Financial, Inc.	9,252	223,343
Southern First Bancshares, Inc.*	149	6,495
Southside Bancshares, Inc.	17,526	655,823
Stock Yards Bancorp, Inc.	11,158	667,472
Summit Financial Group, Inc.	9,517	264,382
Texas Capital Bancshares, Inc.*	27,296	1,436,861
Towne Bank	49,118	1,333,554
TriCo Bancshares	16,286	743,293
Trustmark Corp.	35,331	1,031,312
Unity Bancorp, Inc.	3,438	91,038
Univest Financial Corp.	18,779	477,738
Veritex Holdings, Inc.	24,127	705,956
Washington Federal, Inc.	50,504	1,516,130
Washington Trust Bancorp, Inc.	7,525	363,984
WesBanco, Inc.	44,481	1,410,493
West Bancorp, Inc.	4,810	117,075
Westamerica BanCorp	5,370	298,894

Total Banks		74,861,304

Beverages - 0.3%
Duckhorn Portfolio, Inc.*(a)	24,164	508,894
MGP Ingredients, Inc.	9,784	979,280

Total Beverages		1,488,174

Biotechnology - 2.8%
Agenus, Inc.*(a)	61,839	119,968
Agios Pharmaceuticals, Inc.*	106,452	2,360,041
Alector, Inc.*	16,034	162,905
AnaptysBio, Inc.*(a)	5,696	115,629
Avid Bioservices, Inc.*	10,305	157,254
CareDx, Inc.*	10,358	222,490
Catalyst Pharmaceuticals, Inc.*	74,983	525,631
Coherus Biosciences, Inc.*	16,574	119,996
Eagle Pharmaceuticals, Inc.*	8,159	362,504
Emergent BioSolutions, Inc.*	52,596	1,632,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Enanta Pharmaceuticals, Inc.*	4,036	$190,782
Ironwood Pharmaceuticals, Inc.*(a)	290,123	3,345,118
iTeos Therapeutics, Inc.*	8,134	167,560
Kymera Therapeutics, Inc.*(a)	10,471	206,174
La Jolla Pharmaceutical Co.*(a)	53,199	169,705
Ligand Pharmaceuticals, Inc.*	5,608	500,346
Organogenesis Holdings, Inc.*	56,057	273,558
Ovid Therapeutics, Inc.*(a)	135,786	291,940
Sage Therapeutics, Inc.*	109,931	3,550,771
Surface Oncology, Inc.*	46,770	76,703
Vanda Pharmaceuticals, Inc.*	20,039	218,425
Vericel Corp.*	9,557	240,645
Xencor, Inc.*	12,329	337,445

Total Biotechnology		15,348,170

Building Products - 1.3%
American Woodmark Corp.*	9,386	422,464
Apogee Enterprises, Inc.	13,565	532,019
Cornerstone Building Brands, Inc.*	71,062	1,740,308
CSW Industrials, Inc.	4,599	473,835
Gibraltar Industries, Inc.*	10,512	407,340
Griffon Corp.	34,988	980,714
Insteel Industries, Inc.	15,647	526,834
Janus International Group, Inc.*	25,062	226,310
JELD-WEN Holding, Inc.*	53,947	787,087
PGT Innovations, Inc.*	25,539	424,969
Quanex Building Products Corp.	20,842	474,156

Total Building Products		6,996,036

Capital Markets - 3.0%
Artisan Partners Asset Management, Inc., Class A	45,744	1,627,114
AssetMark Financial Holdings, Inc.*	22,667	425,460
B. Riley Financial, Inc.(a)	50,956	2,152,891
BGC Partners, Inc., Class A	419,791	1,414,696
Blucora, Inc.*	31,241	576,709
Brightsphere Investment Group, Inc.	75,991	1,368,598
Cowen, Inc., Class A	47,536	1,126,128
Diamond Hill Investment Group, Inc.	2,020	350,753
Donnelley Financial Solutions, Inc.*	12,040	352,652
GAMCO Investors, Inc., Class A	11,881	248,313
GCM Grosvenor, Inc., Class A(a)	59,794	409,589
Greenhill & Co., Inc.	23,992	221,206
Open Lending Corp., Class A*	37,185	380,402
Oppenheimer Holdings, Inc., Class A	23,164	765,339
Perella Weinberg Partners(a)	8,587	50,062
PJT Partners, Inc., Class A	14,071	988,910
Pzena Investment Management, Inc., Class A	29,439	194,003
Silvercrest Asset Management Group, Inc., Class A	3,747	61,488
StepStone Group, Inc., Class A	11,053	287,710
StoneX Group, Inc.*	12,027	938,948
Victory Capital Holdings, Inc., Class A	68,474	1,650,223
Virtus Investment Partners, Inc.	5,773	987,298
Westwood Holdings Group, Inc.	3,578	49,376

Total Capital Markets		16,627,868

Chemicals - 2.3%
Advanced Emissions Solutions, Inc.*	36,651	171,893
AdvanSix, Inc.	24,092	805,637
American Vanguard Corp.	18,737	418,772
Ecovyst, Inc.	107,778	1,061,613
GCP Applied Technologies, Inc.*	22,115	691,757
Hawkins, Inc.	18,234	656,971
Ingevity Corp.*	23,597	1,489,915
Innospec, Inc.	10,252	982,039
Intrepid Potash, Inc.*	4,206	190,490
Koppers Holdings, Inc.	28,284	640,350
Kronos Worldwide, Inc.	58,501	1,076,418
Minerals Technologies, Inc.	21,316	1,307,524
Schweitzer-Mauduit International, Inc.	30,839	774,676
Stepan Co.	10,024	1,015,932
Tredegar Corp.	22,825	228,250
Valhi, Inc.	26,498	1,201,419

Total Chemicals		12,713,656

Commercial Services & Supplies - 2.5%
ACCO Brands Corp.	111,049	725,150
ARC Document Solutions, Inc.	55,789	146,725
Brady Corp., Class A	21,957	1,037,249
BrightView Holdings, Inc.*	75,364	904,368
CECO Environmental Corp.*	30,297	181,176
CoreCivic, Inc.*	112,205	1,246,597
Deluxe Corp.	44,545	965,290
Ennis, Inc.	18,525	374,761
GEO Group, Inc.*(a)	176,670	1,166,022
Harsco Corp.*	36,210	257,453
Healthcare Services Group, Inc.	22,655	394,424
Heritage-Crystal Clean, Inc.*	12,285	331,204
HNI Corp.	18,931	656,716
Interface, Inc.	45,815	574,520
KAR Auction Services, Inc.*	47,532	702,048
Kimball International, Inc., Class B	8,547	65,555
Matthews International Corp., Class A	23,862	684,123
MillerKnoll, Inc.	32,666	858,136
Performant Financial Corp.*	37,263	98,002
Pitney Bowes, Inc.	93,875	339,827
Quad/Graphics, Inc.*	60,305	165,839
SP Plus Corp.*	13,182	404,951
Steelcase, Inc., Class A	16,573	177,828
UniFirst Corp.	5,926	1,020,339
VSE Corp.	9,146	343,707

Total Commercial Services & Supplies		13,822,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Communications Equipment - 1.3%
ADTRAN, Inc.	10,986	$192,584
Aviat Networks, Inc.*	10,918	273,387
CalAmp Corp.*	26,092	108,804
Casa Systems, Inc.*	71,763	282,028
Clearfield, Inc.*(a)	6,188	383,347
Digi International, Inc.*	14,283	345,934
DZS, Inc.*	12,115	197,111
EMCORE Corp.*	35,718	109,654
Extreme Networks, Inc.*	52,479	468,113
Genasys, Inc.*	33,066	107,464
Harmonic, Inc.*	30,996	268,735
Infinera Corp.*(a)	41,610	223,030
Lantronix, Inc.*	22,224	119,565
NETGEAR, Inc.*	29,808	552,044
NetScout Systems, Inc.*	35,228	1,192,468
PCTEL, Inc.*	19,320	79,019
Plantronics, Inc.*	50,810	2,016,141
Ribbon Communications, Inc.*	125,845	382,569

Total Communications Equipment		7,301,997

Construction & Engineering - 1.2%
Arcosa, Inc.	14,253	661,767
Argan, Inc.	9,911	369,878
Construction Partners, Inc., Class A*	15,633	327,355
Dycom Industries, Inc.*	7,343	683,193
Granite Construction, Inc.	6,713	195,617
Great Lakes Dredge & Dock Corp.*(a)	27,819	364,707
IES Holdings, Inc.*	10,259	309,514
MYR Group, Inc.*	7,910	697,108
Northwest Pipe Co.*(a)	9,870	295,508
NV5 Global, Inc.*	4,604	537,471
Primoris Services Corp.	42,311	920,687
Sterling Infrastructure, Inc.*	23,851	522,814
Tutor Perini Corp.*	63,502	557,548

Total Construction & Engineering		6,443,167

Construction Materials - 0.1%
Smith-Midland Corp.*	3,143	44,002
United States Lime & Minerals, Inc.	2,780	293,568

Total Construction Materials		337,570

Consumer Finance - 2.1%
Atlanticus Holdings Corp.*	15,001	527,585
Curo Group Holdings Corp.	23,365	129,208
Encore Capital Group, Inc.*	41,170	2,378,391
Enova International, Inc.*	58,672	1,690,927
EZCORP, Inc., Class A*	12,509	93,943
FirstCash Holdings, Inc.	12,931	898,834
Green Dot Corp., Class A*	22,080	554,429
Nelnet, Inc., Class A	34,317	2,925,524
Oportun Financial Corp.*	17,334	143,352
PRA Group, Inc.*	27,670	1,006,081
PROG Holdings, Inc.*	44,921	741,196
Regional Management Corp.	7,562	282,592
World Acceptance Corp.*(a)	2,936	329,537

Total Consumer Finance		11,701,599

Containers & Packaging - 0.7%
Myers Industries, Inc.	18,323	416,482
O-I Glass, Inc.*	200,082	2,801,148
TriMas Corp.	19,760	547,154

Total Containers & Packaging		3,764,784

Distributors - 0.1%
Funko, Inc., Class A*	27,541	614,715

Diversified Consumer Services - 2.0%
2U, Inc.*	17,362	181,780
Adtalem Global Education, Inc.*	37,578	1,351,681
American Public Education, Inc.*	4,953	80,040
Carriage Services, Inc.	11,385	451,415
Frontdoor, Inc.*	34,466	829,941
Graham Holdings Co., Class B	3,568	2,022,485
Grand Canyon Education, Inc.*	27,432	2,583,820
Lincoln Educational Services Corp.*	30,323	191,338
Perdoceo Education Corp.*	73,625	867,303
Strategic Education, Inc.	19,208	1,355,701
Stride, Inc.*	16,852	687,393
Universal Technical Institute, Inc.*	12,786	91,164
WW International, Inc.*	41,351	264,233

Total Diversified Consumer Services		10,958,294

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	30,804	993,429
Alerus Financial Corp.	10,463	249,124

Total Diversified Financial Services		1,242,553

Diversified Telecommunication Services - 0.3%
Bandwidth, Inc., Class A*(a)	5,369	101,045
Consolidated Communications Holdings, Inc.*	58,563	409,941
EchoStar Corp., Class A*	45,521	878,555
IDT Corp., Class B*	16,477	414,397
Ooma, Inc.*	9,242	109,425

Total Diversified Telecommunication Services		1,913,363

Electric Utilities - 0.5%
MGE Energy, Inc.	11,964	931,158
Otter Tail Corp.	22,075	1,481,895
Via Renewables, Inc.(a)	31,796	243,557

Total Electric Utilities		2,656,610

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	8,332	190,303
AZZ, Inc.	14,258	582,012
Encore Wire Corp.	24,878	2,585,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
LSI Industries, Inc.	19,858	$122,524
Orion Energy Systems, Inc.*	29,424	59,142
Powell Industries, Inc.	3,704	86,562
Preformed Line Products Co.	5,536	340,464
Shoals Technologies Group, Inc., Class A*(a)	20,264	333,951
Thermon Group Holdings, Inc.*	14,628	205,523

Total Electrical Equipment		4,505,803

Electronic Equipment, Instruments & Components - 2.9%
Bel Fuse, Inc., Class B	22,155	344,732
Belden, Inc.	26,837	1,429,607
Benchmark Electronics, Inc.	18,421	415,578
CTS Corp.	16,404	558,556
Daktronics, Inc.*	25,539	76,872
ePlus, Inc.*	17,696	940,012
FARO Technologies, Inc.*	3,193	98,440
Identiv, Inc.*	2,120	24,550
Itron, Inc.*	10,369	512,540
Kimball Electronics, Inc.*(a)	23,070	463,707
Knowles Corp.*	48,744	844,734
Luna Innovations, Inc.*	17,989	104,876
Methode Electronics, Inc.	25,285	936,556
Napco Security Technologies, Inc.*(a)	14,336	295,178
nLight, Inc.*	10,563	107,954
OSI Systems, Inc.*	9,262	791,345
PC Connection, Inc.	12,692	559,083
Plexus Corp.*	11,808	926,928
Powerfleet, Inc.*(a)	27,867	60,471
Richardson Electronics Ltd.	9,334	136,836
Sanmina Corp.*	54,807	2,232,289
ScanSource, Inc.*	22,058	686,886
TTM Technologies, Inc.*	81,419	1,017,737
Vishay Intertechnology, Inc.	106,036	1,889,562
Vishay Precision Group, Inc.*	9,426	274,579

Total Electronic Equipment, Instruments & Components		15,729,608

Energy Equipment & Services - 0.2%
Archrock, Inc.	37,450	309,711
Cactus, Inc., Class A	14,476	582,949
DMC Global, Inc.*	3,735	67,342
Oceaneering International, Inc.*	23,468	250,638

Total Energy Equipment & Services		1,210,640

Entertainment - 0.3%
Gaia, Inc.*	22,938	97,486
Sciplay Corp., Class A*	21,811	304,700
World Wrestling Entertainment, Inc., Class A	21,757	1,359,595

Total Entertainment		1,761,781

Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust	33,989	530,908
Alexander & Baldwin, Inc.	17,204	308,812
Alexander’s, Inc.	1,389	308,580
Alpine Income Property Trust, Inc.	8,209	147,105
American Assets Trust, Inc.	17,163	509,741
Armada Hoffler Properties, Inc.	34,292	440,309
Brandywine Realty Trust	42,158	406,403
CareTrust REIT, Inc.	29,579	545,437
Community Healthcare Trust, Inc.	1,814	65,685
Corporate Office Properties Trust	42,211	1,105,506
CTO Realty Growth, Inc.(a)	11,285	689,739
Easterly Government Properties, Inc.	14,854	282,820
Four Corners Property Trust, Inc.	24,184	643,053
Getty Realty Corp.	18,628	493,642
Industrial Logistics Properties Trust	32,592	458,895
LTC Properties, Inc.	16,847	646,756
National Health Investors, Inc.	22,482	1,362,634
NETSTREIT Corp.	7,932	149,677
NexPoint Residential Trust, Inc.	5,599	349,994
Office Properties Income Trust	11,004	219,530
One Liberty Properties, Inc.	15,855	411,913
Piedmont Office Realty Trust, Inc., Class A	35,518	465,996
Postal Realty Trust, Inc., Class A	8,165	121,659
Retail Opportunity Investments Corp.	35,316	557,286
RPT Realty	65,460	643,472
Saul Centers, Inc.	10,901	513,546
Universal Health Realty Income Trust	1,514	80,560
Urban Edge Properties	44,133	671,263
Urstadt Biddle Properties, Inc., Class A	17,175	278,235
Whitestone REIT	35,034	376,616

Total Equity Real Estate Investment Trusts (REITs)		13,785,772

Food & Staples Retailing - 1.7%
Andersons, Inc.	21,093	695,858
Grocery Outlet Holding Corp.*	27,428	1,169,256
HF Foods Group, Inc.*(a)	35,033	182,872
Ingles Markets, Inc., Class A	25,795	2,237,716
Natural Grocers by Vitamin Cottage, Inc.	20,664	329,591
PriceSmart, Inc.	11,284	808,273
SpartanNash Co.	31,510	950,657
United Natural Foods, Inc.*	37,419	1,474,308
Village Super Market, Inc., Class A	9,100	207,571
Weis Markets, Inc.	14,654	1,092,309

Total Food & Staples Retailing		9,148,411

Food Products - 1.3%
Alico, Inc.	7,931	282,582
B&G Foods, Inc.	31,460	748,119
Cal-Maine Foods, Inc.	6,617	326,946
Hostess Brands, Inc.*	58,926	1,249,820
J & J Snack Foods Corp.	3,657	510,737
John B. Sanfilippo & Son, Inc.	7,133	517,071
Mission Produce, Inc.*(a)	27,304	389,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Seneca Foods Corp., Class A*	15,389	$854,705
Tootsie Roll Industries, Inc.	14,794	522,968
TreeHouse Foods, Inc.*	25,650	1,072,683
Utz Brands, Inc.(a)	33,686	465,540
Vital Farms, Inc.*(a)	14,460	126,525

Total Food Products		7,066,778

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	7,245	938,590
Northwest Natural Holding Co.	14,017	744,303
South Jersey Industries, Inc.	57,346	1,957,792

Total Gas Utilities		3,640,685

Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc.*	5,480	106,038
Artivion, Inc.*	10,713	202,261
AtriCure, Inc.*	7,907	323,080
Atrion Corp.	478	300,595
Avanos Medical, Inc.*	16,283	445,177
BioLife Solutions, Inc.*	8,506	117,468
Bioventus, Inc., Class A*(a)	43,912	299,480
Co-Diagnostics, Inc.*	48,084	269,751
Conformis, Inc.*(a)	241,876	85,576
Cutera, Inc.*	5,196	194,850
FONAR Corp.*	14,361	218,144
Glaukos Corp.*	10,073	457,516
Haemonetics Corp.*	19,045	1,241,353
Heska Corp.*(a)	1,987	187,791
Inogen, Inc.*	7,109	171,896
Integer Holdings Corp.*	12,126	856,823
iRadimed Corp.	6,907	234,424
Lantheus Holdings, Inc.*	14,167	935,447
LeMaitre Vascular, Inc.	8,699	396,239
Meridian Bioscience, Inc.*	33,880	1,030,630
Mesa Laboratories, Inc.	1,226	250,030
Natus Medical, Inc.*	17,375	569,379
NuVasive, Inc.*	16,251	798,899
Orthofix Medical, Inc.*	10,029	236,083
Semler Scientific, Inc.*	2,602	73,324
Surmodics, Inc.*	3,980	148,175
Tactile Systems Technology, Inc.*	11,586	84,578
UFP Technologies, Inc.*	5,937	472,407
Utah Medical Products, Inc.	2,768	237,771
Varex Imaging Corp.*	15,891	339,909
Zynex, Inc.(a)	12,789	102,056

Total Health Care Equipment & Supplies		11,387,150

Health Care Providers & Services - 2.1%
AdaptHealth Corp.*(a)	40,050	722,502
Addus HomeCare Corp.*	5,798	482,857
Agiliti, Inc.*(a)	37,853	776,365
Community Health Systems, Inc.*	181,756	681,585
Covetrus, Inc.*	59,058	1,225,454
Cross Country Healthcare, Inc.*	22,656	471,925
Enzo Biochem, Inc.*	59,066	122,267
Fulgent Genetics, Inc.*	53,483	2,916,428
Hanger, Inc.*	22,575	323,274
Innovage Holding Corp.*(a)	29,031	127,156
Joint Corp.*	4,943	75,677
MEDNAX, Inc.*	36,441	765,625
ModivCare, Inc.*	5,776	488,072
National Research Corp.	7,547	288,899
OPKO Health, Inc.*(a)	170,573	431,550
Pennant Group, Inc.*	10,051	128,753
PetIQ, Inc.*(a)	16,784	281,803
RadNet, Inc.*	12,479	215,637
Sharps Compliance Corp.*	14,270	41,668
Signify Health, Inc., Class A*(a)	31,625	436,425
Sonida Senior Living, Inc.*	10,741	225,561
U.S. Physical Therapy, Inc.	4,573	499,372

Total Health Care Providers & Services		11,728,855

Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	65,695	974,257
Computer Programs and Systems, Inc.*	11,066	353,780
HealthStream, Inc.*	10,795	234,359
NextGen Healthcare, Inc.*	38,949	679,271
OptimizeRx Corp.*	3,044	83,375
Phreesia, Inc.*(a)	10,363	259,179
Simulations Plus, Inc.	2,253	111,140
UpHealth, Inc.*(a)	108,276	64,154

Total Health Care Technology		2,759,515

Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc.*	36,349	386,026
Bally’s Corp.*(a)	14,882	294,366
Biglari Holdings, Inc., Class B*	4,913	602,825
Bloomin’ Brands, Inc.	92,424	1,536,087
Bluegreen Vacations Holding Corp.	14,949	373,127
Brinker International, Inc.*	33,267	732,872
Century Casinos, Inc.*	18,024	129,773
Cheesecake Factory, Inc.(a)	13,929	368,004
Chuy’s Holdings, Inc.*	11,649	232,048
Cracker Barrel Old Country Store, Inc.	9,284	775,121
Denny’s Corp.*	16,264	141,172
Dine Brands Global, Inc.	9,370	609,800
El Pollo Loco Holdings, Inc.*	14,721	144,855
Everi Holdings, Inc.*	23,995	391,358
Fiesta Restaurant Group, Inc.*	16,563	118,260
Full House Resorts, Inc.*	15,317	93,127
Golden Entertainment, Inc.*	19,495	771,027
Jack in the Box, Inc.	15,372	861,754
Monarch Casino & Resort, Inc.*	7,877	462,144
Nathan’s Famous, Inc.	1,902	111,400
Noodles & Co.*	12,781	60,071
ONE Group Hospitality, Inc.*	6,841	50,418
RCI Hospitality Holdings, Inc.	4,713	227,921
Ruth’s Hospitality Group, Inc.	16,385	266,420

Total Hotels, Restaurants & Leisure		9,739,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Household Durables - 2.6%
Bassett Furniture Industries, Inc.	16,669	$302,042
Beazer Homes USA, Inc.*	48,965	591,008
Cavco Industries, Inc.*	3,290	644,807
Century Communities, Inc.	41,206	1,853,034
Cricut, Inc., Class A*(a)	62,798	385,580
Dream Finders Homes, Inc., Class A*(a)	43,928	467,394
Ethan Allen Interiors, Inc.	26,954	544,740
Flexsteel Industries, Inc.	10,995	197,910
GoPro, Inc., Class A*(a)	106,110	586,788
Green Brick Partners, Inc.*	43,284	847,068
Hamilton Beach Brands Holding Co., Class A	15,174	188,309
Hooker Furnishings Corp.	18,186	282,792
Hovnanian Enterprises, Inc., Class A*	9,477	405,521
iRobot Corp.*	10,212	375,291
La-Z-Boy, Inc.	31,376	743,925
Landsea Homes Corp.*	35,385	235,664
Legacy Housing Corp.*	19,686	256,902
Lifetime Brands, Inc.	23,562	260,125
Lovesac Co.*(a)	5,031	138,353
M/I Homes, Inc.*	44,632	1,770,105
Tri Pointe Homes, Inc.*	121,444	2,048,760
Tupperware Brands Corp.*(a)	81,615	517,439
Universal Electronics, Inc.*	15,206	388,817
Vizio Holding Corp., Class A*	22,027	150,224
VOXX International Corp.*	22,250	207,148

Total Household Durables		14,389,746

Household Products - 0.5%
Central Garden & Pet Co., Class A*	30,355	1,214,503
Energizer Holdings, Inc.	49,256	1,396,408
Oil-Dri Corp. of America	4,909	150,461

Total Household Products		2,761,372

Insurance - 2.6%
Ambac Financial Group, Inc.*(a)	14,162	160,739
AMERISAFE, Inc.	8,307	432,047
BRP Group, Inc., Class A*	10,198	246,282
Citizens, Inc.*	24,836	104,063
CNO Financial Group, Inc.	101,168	1,830,129
Crawford & Co., Class A	11,013	85,901
Donegal Group, Inc., Class A	14,989	255,563
Employers Holdings, Inc.	11,623	486,888
Genworth Financial, Inc., Class A*	887,588	3,133,186
Goosehead Insurance, Inc., Class A(a)	3,714	169,618
HCI Group, Inc.(a)	2,887	195,623
Horace Mann Educators Corp.	24,210	929,180
Investors Title Co.	1,843	289,148
Mercury General Corp.	32,554	1,442,142
National Western Life Group, Inc., Class A	5,689	1,153,160
Palomar Holdings, Inc.*	5,531	356,196
ProAssurance Corp.	10,012	236,584
Safety Insurance Group, Inc.	9,604	932,548
Selectquote, Inc.*(a)	56,534	140,204
Stewart Information Services Corp.	26,072	1,297,082
Trean Insurance Group, Inc.*	24,443	152,280
Universal Insurance Holdings, Inc.	15,578	202,981

Total Insurance		14,231,544

Interactive Media & Services - 0.2%
Cars.com, Inc.*	53,668	506,089
QuinStreet, Inc.*	21,951	220,827
Travelzoo*	16,327	98,942
Yelp, Inc.*	14,043	389,974

Total Interactive Media & Services		1,215,832

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	33,177	315,513
Duluth Holdings, Inc., Class B*	22,238	212,151
Groupon, Inc.*(a)	24,986	282,342
Lands’ End, Inc.*	15,432	163,888
Liquidity Services, Inc.*	12,315	165,514
Remark Holdings, Inc.*(a)	190,670	84,085
Waitr Holdings, Inc.*	190,407	29,075

Total Internet & Direct Marketing Retail		1,252,568

IT Services - 1.7%
Brightcove, Inc.*	30,479	192,627
Cass Information Systems, Inc.	6,569	222,032
Conduent, Inc.*	245,715	1,061,489
CSG Systems International, Inc.	18,887	1,127,176
Evo Payments, Inc., Class A*	18,000	423,360
Grid Dynamics Holdings, Inc.*	11,127	187,156
Hackett Group, Inc.	23,384	443,595
I3 Verticals, Inc., Class A*(a)	16,043	401,396
Information Services Group, Inc.	22,668	153,236
Innodata, Inc.*	18,981	91,868
International Money Express, Inc.*	29,524	604,356
MoneyGram International, Inc.*	38,037	380,370
Paya Holdings, Inc.*(a)	68,765	451,786
PFSweb, Inc.*	12,744	149,869
Repay Holdings Corp.*(a)	32,556	418,345
Shift4 Payments, Inc., Class A*	10,036	331,790
SolarWinds Corp.	117,942	1,208,906
Unisys Corp.*	54,540	656,116
Verra Mobility Corp.*	54,033	848,858

Total IT Services		9,354,331

Leisure Products - 1.4%
American Outdoor Brands, Inc.*	14,017	133,302
AMMO, Inc.*(a)	52,924	203,757
Clarus Corp.	9,459	179,626
Escalade, Inc.	11,814	153,464
JAKKS Pacific, Inc.*	18,049	228,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Johnson Outdoors, Inc., Class A	7,602	$464,938
Malibu Boats, Inc., Class A*	14,588	768,934
Marine Products Corp.	29,292	278,567
MasterCraft Boat Holdings, Inc.*(a)	20,402	429,462
Nautilus, Inc.*	48,996	85,743
Smith & Wesson Brands, Inc.	116,151	1,525,063
Sturm Ruger & Co., Inc.	18,066	1,149,901
Vista Outdoor, Inc.*	71,513	1,995,213

Total Leisure Products		7,596,470

Life Sciences Tools & Services - 0.0%
Codexis, Inc.*	12,490	130,646
Harvard Bioscience, Inc.*	27,804	100,094

Total Life Sciences Tools & Services		230,740

Machinery - 3.2%
Alamo Group, Inc.	4,603	535,927
Albany International Corp., Class A	11,136	877,405
Astec Industries, Inc.	5,840	238,155
Barnes Group, Inc.	16,990	529,069
Blue Bird Corp.*(a)	11,856	109,194
CIRCOR International, Inc.*	14,795	242,490
Columbus McKinnon Corp.	11,333	321,517
Commercial Vehicle Group, Inc.*	36,455	212,897
Douglas Dynamics, Inc.	8,443	242,652
Energy Recovery, Inc.*(a)	19,028	369,524
Enerpac Tool Group Corp.	17,765	337,890
EnPro Industries, Inc.	8,161	668,631
ESCO Technologies, Inc.	7,158	489,393
Federal Signal Corp.	24,755	881,278
Gorman-Rupp Co.	12,669	358,533
Greenbrier Cos., Inc.	14,351	516,493
Hurco Cos., Inc.	6,766	167,391
Kadant, Inc.	4,148	756,388
Kennametal, Inc.	27,901	648,140
L.B. Foster Co., Class A*	217	2,793
Lindsay Corp.	3,689	489,973
Manitowoc Co., Inc.*	15,991	168,385
Mayville Engineering Co., Inc.*	10,838	83,886
Meritor, Inc.*	61,155	2,221,761
Miller Industries, Inc.	8,049	182,471
Mueller Water Products, Inc., Class A	57,187	670,804
NN, Inc.*	55,548	140,536
Omega Flex, Inc.(a)	1,375	147,978
Park-Ohio Holdings Corp.	10,957	173,778
REV Group, Inc.	38,213	415,375
Shyft Group, Inc.	14,027	260,762
SPX Corp.*	14,711	777,329
Standex International Corp.	6,858	581,421
Tennant Co.	8,825	522,881
Terex Corp.	30,941	846,855
Titan International, Inc.*	40,574	612,667
Trinity Industries, Inc.	19,665	476,286
Wabash National Corp.	17,056	231,621

Total Machinery		17,510,529

Media - 2.5%
Advantage Solutions, Inc.*(a)	218,953	832,021
AMC Networks, Inc., Class A*	53,050	1,544,816
Boston Omaha Corp., Class A*(a)	25,852	533,844
Daily Journal Corp.*(a)	874	226,191
Entravision Communications Corp., Class A	67,039	305,698
EW Scripps Co., Class A*	87,714	1,093,794
Fluent, Inc.*	36,582	43,533
Gray Television, Inc.	89,741	1,515,725
Hemisphere Media Group, Inc.*	40,493	308,962
John Wiley & Sons, Inc., Class A	26,395	1,260,625
Lee Enterprises, Inc.*(a)	9,257	175,790
Magnite, Inc.*	34,412	305,578
PubMatic, Inc., Class A*(a)	14,935	237,317
Scholastic Corp.	10,732	386,030
Sinclair Broadcast Group, Inc., Class A	44,382	905,393
TechTarget, Inc.*	6,208	407,990
Thryv Holdings, Inc.*	37,581	841,439
Townsquare Media, Inc., Class A*	20,559	168,378
WideOpenWest, Inc.*	147,290	2,682,151

Total Media		13,775,275

Metals & Mining - 1.5%
Coeur Mining, Inc.*	66,211	201,281
Materion Corp.	8,286	610,927
Olympic Steel, Inc.	19,655	506,116
Ramaco Resources, Inc.	19,312	253,953
Ryerson Holding Corp.	54,672	1,163,967
Schnitzer Steel Industries, Inc., Class A	28,283	928,814
SunCoke Energy, Inc.	49,258	335,447
TimkenSteel Corp.*	78,142	1,462,037
Warrior Met Coal, Inc.	16,991	520,094
Worthington Industries, Inc.	56,586	2,495,443

Total Metals & Mining		8,478,079

Multi-Utilities - 0.3%
Avista Corp.	29,831	1,297,947
Unitil Corp.	8,061	473,342

Total Multi-Utilities		1,771,289

Multiline Retail - 0.3%
Big Lots, Inc.(a)	45,245	948,788
Franchise Group, Inc.	19,292	676,570

Total Multiline Retail		1,625,358

Oil, Gas & Consumable Fuels - 3.6%
Arch Resources, Inc.	3,997	571,931
Berry Corp.	35,868	273,314
Brigham Minerals, Inc., Class A	25,345	624,247
CNX Resources Corp.*	184,275	3,033,166
Comstock Resources, Inc.*	228,285	2,757,683
Earthstone Energy, Inc., Class A*(a)	41,355	564,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Kinetik Holdings, Inc., Class A(a)	13,445	$459,012
Laredo Petroleum, Inc.*	14,834	1,022,656
NACCO Industries, Inc., Class A	9,649	365,697
Oasis Petroleum, Inc.(a)	17,386	2,115,007
Ranger Oil Corp., Class A*	24,492	805,052
REX American Resources Corp.*	3,270	277,296
SandRidge Energy, Inc.*	60,785	952,501
SilverBow Resources, Inc.*(a)	28,662	812,854
Sitio Royalties Corp.	14,679	340,259
VAALCO Energy, Inc.	89,474	620,950
Vertex Energy, Inc.*	29,838	313,896
W&T Offshore, Inc.*	62,877	271,629
Whiting Petroleum Corp.	48,110	3,272,923
World Fuel Services Corp.	22,123	452,637

Total Oil, Gas & Consumable Fuels		19,907,206

Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	9,262	311,481
Glatfelter Corp.	23,755	163,434
Neenah, Inc.	7,920	270,389

Total Paper & Forest Products		745,304

Personal Products - 1.2%
BellRing Brands, Inc.*	15,887	395,427
Edgewell Personal Care Co.	31,832	1,098,841
elf Beauty, Inc.*	14,186	435,226
Inter Parfums, Inc.	9,563	698,673
Medifast, Inc.	6,161	1,112,122
Nature’s Sunshine Products, Inc.*	15,460	164,958
Nu Skin Enterprises, Inc., Class A	39,878	1,726,717
USANA Health Sciences, Inc.*	11,721	848,132
Veru, Inc.*(a)	15,995	180,744

Total Personal Products		6,660,840

Pharmaceuticals - 2.1%
Amneal Pharmaceuticals, Inc.*(a)	224,761	714,740
Amphastar Pharmaceuticals, Inc.*	22,971	799,161
ANI Pharmaceuticals, Inc.*	10,519	312,099
Atea Pharmaceuticals, Inc.*(a)	50,115	355,817
Cara Therapeutics, Inc.*	24,438	223,119
Collegium Pharmaceutical, Inc.*	59,525	1,054,783
Corcept Therapeutics, Inc.*	39,310	934,792
Harmony Biosciences Holdings, Inc.*	10,737	523,643
Innoviva, Inc.*	126,998	1,874,490
NGM Biopharmaceuticals, Inc.*	15,444	197,992
Opiant Pharmaceuticals, Inc.*	3,554	42,612
Pacira BioSciences, Inc.*	19,870	1,158,421
Phibro Animal Health Corp., Class A	20,477	391,725
Prestige Consumer Healthcare, Inc.*	28,246	1,660,865
SIGA Technologies, Inc.(a)	32,596	377,462
Supernus Pharmaceuticals, Inc.*	26,293	760,394

Total Pharmaceuticals		11,382,115

Professional Services - 1.6%
Atlas Technical Consultants, Inc.*(a)	34,828	183,195
Barrett Business Services, Inc.	5,141	374,625
BGSF, Inc.	10,108	124,935
CBIZ, Inc.*	23,210	927,472
CRA International, Inc.	6,331	565,485
First Advantage Corp.*	29,417	372,713
Forrester Research, Inc.*	7,122	340,716
Franklin Covey Co.*	3,612	166,802
Heidrick & Struggles International, Inc.	16,635	538,309
Huron Consulting Group, Inc.*	7,673	498,668
ICF International, Inc.	9,989	948,955
Kelly Services, Inc., Class A	19,997	396,540
Kforce, Inc.	11,051	677,868
ManTech International Corp., Class A	17,699	1,689,370
Mistras Group, Inc.*	20,316	120,677
Resources Connection, Inc.	28,692	584,456
TrueBlue, Inc.*	18,751	335,643
Willdan Group, Inc.*(a)	6,560	180,925

Total Professional Services		9,027,354

Real Estate Management & Development - 0.9%
Anywhere Real Estate, Inc.*	151,725	1,491,457
Douglas Elliman, Inc.	57,203	274,002
Forestar Group, Inc.*(a)	44,035	602,839
FRP Holdings, Inc.*	5,994	361,738
Marcus & Millichap, Inc.	18,498	684,241
RE/MAX Holdings, Inc., Class A	15,074	369,615
RMR Group, Inc., Class A	16,214	459,667
St. Joe Co.	11,988	474,245
Tejon Ranch Co.*	15,069	233,871

Total Real Estate Management & Development		4,951,675

Road & Rail - 1.3%
ArcBest Corp.	14,566	1,025,009
Covenant Logistics Group, Inc., Class A	20,473	513,668
Daseke, Inc.*	48,531	310,113
Heartland Express, Inc.	39,793	553,521
Marten Transport Ltd.	37,469	630,229
PAM Transportation Services, Inc.*	14,996	410,740
Schneider National, Inc., Class B	106,714	2,388,259
U.S. Xpress Enterprises, Inc., Class A*	42,715	114,476
Universal Logistics Holdings, Inc.	37,079	1,012,628
USA Truck, Inc.*	12,969	407,486

Total Road & Rail		7,366,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.0%
ACM Research, Inc., Class A*	13,450	$226,364
Amtech Systems, Inc.*	14,041	102,499
Axcelis Technologies, Inc.*	12,212	669,706
AXT, Inc.*	30,529	178,900
Ceva, Inc.*	5,581	187,298
Cohu, Inc.*	36,933	1,024,891
CyberOptics Corp.*	5,953	207,998
Impinj, Inc.*(a)	4,180	245,241
NVE Corp.	3,291	153,426
Photronics, Inc.*	38,719	754,246
Rambus, Inc.*	18,460	396,705
Ultra Clean Holdings, Inc.*	23,176	689,950
Veeco Instruments, Inc.*	20,385	395,469

Total Semiconductors & Semiconductor Equipment		5,232,693

Software - 2.2%
8x8, Inc.*	25,166	129,605
A10 Networks, Inc.	33,102	476,007
Agilysys, Inc.*	5,414	255,920
Alkami Technology, Inc.*(a)	22,093	306,872
American Software, Inc., Class A	11,129	179,845
Appfolio, Inc., Class A*	3,754	340,263
Appian Corp.*(a)	8,734	413,642
Asure Software, Inc.*	17,665	100,690
Avaya Holdings Corp.*(a)	108,673	243,427
Cerence, Inc.*(a)	12,123	305,863
ChannelAdvisor Corp.*	17,454	254,479
CommVault Systems, Inc.*	13,868	872,297
CoreCard Corp.*	3,932	95,980
Ebix, Inc.	25,306	427,671
eGain Corp.*	14,127	137,738
Greenidge Generation Holdings, Inc.*	12,315	31,280
Intapp, Inc.*(a)	12,731	186,382
InterDigital, Inc.	7,012	426,330
KnowBe4, Inc., Class A*	10,147	158,496
LivePerson, Inc.*	15,851	224,133
Mitek Systems, Inc.*	15,478	143,017
Model N, Inc.*	10,132	259,177
Olo, Inc., Class A*	10,432	102,964
ON24, Inc.*(a)	20,917	198,502
Ping Identity Holding Corp.*(a)	17,443	316,416
Progress Software Corp.	28,161	1,275,693
Rimini Street, Inc.*(a)	67,767	407,280
SecureWorks Corp., Class A*	12,502	135,772
SEMrush Holdings, Inc., Class A*(a)	8,470	109,517
Smith Micro Software, Inc.*	21,485	53,068
Sumo Logic, Inc.*	26,832	200,972
Upland Software, Inc.*	31,595	458,759
Vertex, Inc., Class A*	28,501	322,916
Viant Technology, Inc., Class A*	26,354	133,878
Xperi Holding Corp.	162,292	2,341,874
Zuora, Inc., Class A*(a)	21,949	196,444

Total Software		12,223,169

Specialty Retail - 4.1%
Aaron’s Co., Inc.	44,549	648,188
Abercrombie & Fitch Co., Class A*	62,798	1,062,542
America’s Car-Mart, Inc.*	6,999	704,099
Arko Corp.	28,550	232,968
Big 5 Sporting Goods Corp.	43,780	490,774
Buckle, Inc.	38,502	1,066,120
Build-A-Bear Workshop, Inc.	11,665	191,539
Caleres, Inc.	43,630	1,144,851
Camping World Holdings, Inc., Class A(a)	64,329	1,388,863
Cato Corp., Class A	21,500	249,615
Children’s Place, Inc.*	14,390	560,059
Citi Trends, Inc.*(a)	6,885	162,830
Conn’s, Inc.*(a)	40,932	328,275
Container Store Group, Inc.*	72,101	449,189
Destination XL Group, Inc.*(a)	36,557	123,928
Genesco, Inc.*	10,133	505,738
Guess?, Inc.	62,490	1,065,455
Haverty Furniture Cos., Inc.(a)	25,054	580,752
Hibbett, Inc.	18,288	799,369
JOANN, Inc.	74,783	579,568
Kirkland’s, Inc.*	21,073	74,177
Lazydays Holdings, Inc.*	23,639	278,467
LL Flooring Holdings, Inc.*(a)	33,262	311,665
LMP Automotive Holdings, Inc.*	21,986	104,434
MarineMax, Inc.*	22,331	806,596
Monro, Inc.	9,880	423,654
ODP Corp.*	44,666	1,350,700
OneWater Marine, Inc., Class A*(a)	12,032	397,658
Party City Holdco, Inc.*(a)	90,631	119,633
Rent-A-Center, Inc.	57,935	1,126,836
Sally Beauty Holdings, Inc.*	102,118	1,217,247
Shoe Carnival, Inc.	27,228	588,397
Sleep Number Corp.*(a)	19,384	599,935
Sonic Automotive, Inc., Class A	46,180	1,691,573
Tile Shop Holdings, Inc.(a)	20,632	63,340
Tilly’s, Inc., Class A(a)	31,668	222,309
Winmark Corp.	1,798	351,635
Zumiez, Inc.*	21,957	570,882

Total Specialty Retail		22,633,860

Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp.*(a)	25,958	251,793
Avid Technology, Inc.*	15,952	413,954
Corsair Gaming, Inc.*(a)	62,612	822,096
Diebold Nixdorf, Inc.*(a)	96,492	219,037
Eastman Kodak Co.*(a)	72,374	335,815
Immersion Corp.*(a)	57,301	305,987
Quantum Corp.*	28,547	40,537
Super Micro Computer, Inc.*	28,438	1,147,473
Turtle Beach Corp.*(a)	17,728	216,814

Total Technology Hardware, Storage & Peripherals		3,753,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group, Inc.*	34,931	$180,593
G-III Apparel Group Ltd.*	33,178	671,191
Lakeland Industries, Inc.*	8,001	122,895
Levi Strauss & Co., Class A	149,658	2,442,419
Movado Group, Inc.	15,759	487,426
Oxford Industries, Inc.	6,293	558,441
Rocky Brands, Inc.	9,041	309,021
Superior Group of Cos., Inc.	17,970	318,968
Unifi, Inc.*	14,253	200,397
Vera Bradley, Inc.*	31,936	138,602
Wolverine World Wide, Inc.	38,751	781,220

Total Textiles, Apparel & Luxury Goods		6,211,173

Thrifts & Mortgage Finance - 3.9%
Bridgewater Bancshares, Inc.*	10,877	175,555
Capitol Federal Financial, Inc.	37,290	342,322
Columbia Financial, Inc.*	34,984	763,001
Federal Agricultural Mortgage Corp., Class C	7,357	718,411
Finance of America Cos., Inc., Class A*(a)	99,804	156,692
Flagstar Bancorp, Inc.	96,508	3,421,209
FS Bancorp, Inc.	7,616	218,655
Hingham Institution for Savings	1,747	495,746
Home Bancorp, Inc.	5,045	172,186
Kearny Financial Corp.	28,041	311,536
Luther Burbank Corp.	28,614	373,413
Merchants Bancorp	55,611	1,260,701
Mr. Cooper Group, Inc.*	127,236	4,674,651
NMI Holdings, Inc., Class A*	69,846	1,162,936
Northfield Bancorp, Inc.	18,333	238,879
Ocwen Financial Corp.*	4,803	131,602
PCSB Financial Corp.	8,392	160,203
Provident Bancorp, Inc.	8,889	139,557
Provident Financial Services, Inc.	47,230	1,051,340
Rocket Cos., Inc., Class A(a)	237,570	1,748,515
Southern Missouri Bancorp, Inc.	6,900	312,294
Territorial Bancorp, Inc.	162	3,378
TrustCo Bank Corp.	5,803	178,965
UWM Holdings Corp.(a)	184,591	653,452
Waterstone Financial, Inc.	35,969	613,272
Western New England Bancorp, Inc.	11,077	82,634
WSFS Financial Corp.	39,869	1,598,348

Total Thrifts & Mortgage Finance		21,159,453

Tobacco - 0.5%
Turning Point Brands, Inc.	13,973	379,087
Universal Corp.	16,028	969,694
Vector Group Ltd.	114,435	1,201,568

Total Tobacco		2,550,349

Trading Companies & Distributors - 2.4%
BlueLinx Holdings, Inc.*	16,041	1,071,699
Boise Cascade Co.	68,825	4,094,399
Distribution Solutions Group, Inc.*(a)	2,176	111,825
DXP Enterprises, Inc.*	6,980	213,797
Global Industrial Co.	14,955	505,030
GMS, Inc.*	26,655	1,186,148
H&E Equipment Services, Inc.	11,270	326,492
Hudson Technologies, Inc.*	56,506	424,360
Karat Packaging, Inc.*	12,929	220,569
McGrath RentCorp	13,487	1,025,012
MRC Global, Inc.*	26,117	260,125
Rush Enterprises, Inc., Class A	30,865	1,487,693
Titan Machinery, Inc.*	16,242	363,983
Transcat, Inc.*	4,803	272,859
Veritiv Corp.*	10,990	1,192,965
Willis Lease Finance Corp.*	4,698	176,081

Total Trading Companies & Distributors		12,933,037

Water Utilities - 0.3%
Artesian Resources Corp., Class A	8,289	407,570
Global Water Resources, Inc.	10,081	133,170
Middlesex Water Co.	4,575	401,136
Pure Cycle Corp.*(a)	20,994	221,277
SJW Group	6,939	433,063
York Water Co.	3,581	144,780

Total Water Utilities		1,740,996

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	9,263	205,638
Telephone and Data Systems, Inc.	54,006	852,755
United States Cellular Corp.*	35,578	1,030,339

Total Wireless Telecommunication Services		2,088,732

TOTAL COMMON STOCKS (Cost: $607,302,952)		548,040,593

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. MidCap Fund(b) (Cost: $207,370)	4,128	189,764

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(c) (Cost: $12,906,080)	12,906,080	12,906,080

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $620,416,402)		561,136,437
Other Assets less Liabilities - (2.1)%		(11,539,682)

NET ASSETS - 100.0%		$549,596,755

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $33,009,329 and the total market value of the collateral held by the Fund was $34,394,749. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,488,669.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2022	Dividend Income
WisdomTree U.S. MidCap Fund	$—	$1,302,964	$1,024,591	$(71,003)	$(17,606)	$189,764	$4,775

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$548,040,593	$—	$—	$548,040,593
Exchange-Traded Fund	189,764	—	—	189,764
Investment of Cash Collateral for Securities Loaned	—	12,906,080	—	12,906,080

Total Investments in Securities	$548,230,357	$12,906,080	$—	$561,136,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 98.6%

Aerospace & Defense - 0.6%
Kaman Corp.	14,258	$445,562
Moog, Inc., Class A	10,746	853,125

Total Aerospace & Defense		1,298,687

Air Freight & Logistics - 0.3%
Forward Air Corp.	6,038	555,254

Auto Components - 1.8%
Dana, Inc.	68,508	963,908
LCI Industries	15,413	1,724,406
Patrick Industries, Inc.	9,913	513,890
Standard Motor Products, Inc.	11,112	499,929

Total Auto Components		3,702,133

Automobiles - 0.2%
Winnebago Industries, Inc.	8,753	425,046

Banks - 6.2%
Amalgamated Financial Corp.	14,924	295,197
Bank7 Corp.	5,515	125,963
BankFinancial Corp.	12,965	121,741
Blue Ridge Bankshares, Inc.	11,621	178,034
Cathay General Bancorp	66,524	2,604,415
City Holding Co.	12,583	1,005,130
Eagle Bancorp Montana, Inc.	4,231	84,239
Enterprise Financial Services Corp.	16,795	696,993
First Bancorp	16,056	560,354
First Bancorp, Inc.	9,574	288,465
First Foundation, Inc.	16,863	345,354
First Mid Bancshares, Inc.	9,792	349,281
Investar Holding Corp.	5,577	122,136
Lakeland Financial Corp.	12,808	850,707
Meta Financial Group, Inc.	3,312	128,075
Metrocity Bankshares, Inc.	13,825	280,786
Mid Penn Bancorp, Inc.(a)	8,287	223,500
MVB Financial Corp.	3,019	93,921
OceanFirst Financial Corp.	51,116	977,849
Old Second Bancorp, Inc.	11,749	157,202
Parke Bancorp, Inc.	8,922	187,005
Plumas Bancorp	2,504	71,464
Preferred Bank	9,604	653,264
QCR Holdings, Inc.	2,740	147,933
RBB Bancorp	12,303	254,303
Shore Bancshares, Inc.	10,970	202,945
Stock Yards Bancorp, Inc.	13,725	821,029
Unity Bancorp, Inc.	5,232	138,543
Veritex Holdings, Inc.	26,261	768,397

Total Banks		12,734,225

Beverages - 0.2%
MGP Ingredients, Inc.	3,375	337,804

Building Products - 0.8%
Apogee Enterprises, Inc.	13,046	511,664
CSW Industrials, Inc.	2,214	228,108
Griffon Corp.	20,790	582,744
Quanex Building Products Corp.	12,026	273,592

Total Building Products		1,596,108

Capital Markets - 6.7%
Artisan Partners Asset Management, Inc., Class A	109,930	3,910,210
B. Riley Financial, Inc.(a)	39,616	1,673,776
BGC Partners, Inc., Class A	71,476	240,874
Brightsphere Investment Group, Inc.	3,494	62,927
Diamond Hill Investment Group, Inc.	1,660	288,242
Federated Hermes, Inc., Class B	81,404	2,587,833
Greenhill & Co., Inc.	5,562	51,282
Manning & Napier, Inc.	12,983	161,898
Moelis & Co., Class A	63,821	2,511,356
Oppenheimer Holdings, Inc., Class A	3,912	129,253
Pzena Investment Management, Inc., Class A	6,316	41,622
Silvercrest Asset Management Group, Inc., Class A	11,807	193,753
Value Line, Inc.	4,955	327,278
Victory Capital Holdings, Inc., Class A	36,213	872,733
Virtus Investment Partners, Inc.	4,147	709,220

Total Capital Markets		13,762,257

Chemicals - 4.6%
AdvanSix, Inc.	8,389	280,528
American Vanguard Corp.	5,275	117,896
Cabot Corp.	40,849	2,605,758
Chase Corp.	2,439	189,778
H.B. Fuller Co.	12,418	747,688
Hawkins, Inc.	8,385	302,111
Innospec, Inc.	9,020	864,026
Minerals Technologies, Inc.	2,629	161,263
NewMarket Corp.	7,235	2,177,446
Northern Technologies International Corp.	2,889	27,012
Schweitzer-Mauduit International, Inc.	50,219	1,261,501
Stepan Co.	6,699	678,944

Total Chemicals		9,413,951

Commercial Services & Supplies - 5.1%
ABM Industries, Inc.	29,732	1,290,963
ACCO Brands Corp.	91,333	596,404
Acme United Corp.	1,187	37,592
Brady Corp., Class A	21,949	1,036,871
Brink’s Co.	16,815	1,020,839
Deluxe Corp.	40,997	888,405
Ennis, Inc.	36,891	746,305
Healthcare Services Group, Inc.	99,897	1,739,207
HNI Corp.	35,707	1,238,676
Interface, Inc.	3,914	49,082
Kimball International, Inc., Class B	34,360	263,541
MillerKnoll, Inc.	39,636	1,041,238
UniFirst Corp.	2,351	404,795
VSE Corp.	2,181	81,962

Total Commercial Services & Supplies		10,435,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2022

Investments	Shares	Value
Construction & Engineering - 0.7%
Arcosa, Inc.	4,495	$208,703
Argan, Inc.	10,261	382,941
Comfort Systems USA, Inc.	5,643	469,215
Primoris Services Corp.	14,479	315,063

Total Construction & Engineering		1,375,922

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,193	125,981

Consumer Finance - 0.9%
Curo Group Holdings Corp.	29,607	163,727
FirstCash Holdings, Inc.	20,460	1,422,174
Regional Management Corp.	5,224	195,221

Total Consumer Finance		1,781,122

Containers & Packaging - 1.5%
Greif, Inc., Class A	37,871	2,362,393
Myers Industries, Inc.	26,488	602,072
TriMas Corp.	5,232	144,874

Total Containers & Packaging		3,109,339

Diversified Consumer Services - 1.4%
Carriage Services, Inc.	4,111	163,001
Graham Holdings Co., Class B	1,104	625,792
Strategic Education, Inc.	28,959	2,043,926

Total Diversified Consumer Services		2,832,719

Electric Utilities - 2.5%
ALLETE, Inc.	57,426	3,375,500
MGE Energy, Inc.	20,150	1,568,275
Via Renewables, Inc.(a)	24,942	191,056

Total Electric Utilities		5,134,831

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	1,558	35,585
AZZ, Inc.	8,723	356,073
Encore Wire Corp.	353	36,684
EnerSys	10,286	606,462
LSI Industries, Inc.	22,415	138,300
Preformed Line Products Co.	1,590	97,785

Total Electrical Equipment		1,270,889

Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries, Inc.	4,515	329,505
Badger Meter, Inc.	5,954	481,619
Benchmark Electronics, Inc.	24,419	550,893
Methode Electronics, Inc.	13,580	503,003
PC Connection, Inc.	5,749	253,243
Vishay Intertechnology, Inc.	68,650	1,223,343
Wayside Technology Group, Inc.	1,482	49,262

Total Electronic Equipment, Instruments & Components		3,390,868

Energy Equipment & Services - 0.6%
Cactus, Inc., Class A	16,612	668,965
Solaris Oilfield Infrastructure, Inc., Class A	57,328	623,729

Total Energy Equipment & Services		1,292,694

Entertainment - 0.4%
World Wrestling Entertainment, Inc., Class A	11,923	745,068

Equity Real Estate Investment Trusts (REITs) - 3.0%
Apple Hospitality REIT, Inc.	15,649	229,571
Cedar Realty Trust, Inc.	3,703	106,609
Creative Media & Community Trust Corp.	29,618	210,288
EPR Properties	102,469	4,808,870
NexPoint Residential Trust, Inc.	13,238	827,508

Total Equity Real Estate Investment Trusts (REITs)		6,182,846

Food & Staples Retailing - 1.6%
Ingles Markets, Inc., Class A	3,652	316,811
Natural Grocers by Vitamin Cottage, Inc.	18,726	298,680
PriceSmart, Inc.	7,940	568,742
SpartanNash Co.	31,998	965,380
Weis Markets, Inc.	14,645	1,091,638

Total Food & Staples Retailing		3,241,251

Food Products - 0.7%
J & J Snack Foods Corp.	9,278	1,295,766
John B. Sanfilippo & Son, Inc.	1,988	144,110

Total Food Products		1,439,876

Gas Utilities - 4.5%
Chesapeake Utilities Corp.	6,825	884,179
ONE Gas, Inc.	48,403	3,929,840
RGC Resources, Inc.	3,405	64,933
Spire, Inc.	60,341	4,487,560

Total Gas Utilities		9,366,512

Health Care Equipment & Supplies - 0.5%
Atrion Corp.	559	351,533
CONMED Corp.	4,594	439,921
LeMaitre Vascular, Inc.	5,179	235,904

Total Health Care Equipment & Supplies		1,027,358

Health Care Providers & Services - 3.0%
National HealthCare Corp.	13,648	953,995
National Research Corp.	7,685	294,182
Patterson Cos., Inc.	92,164	2,792,569
Select Medical Holdings Corp.	61,581	1,454,543
U.S. Physical Therapy, Inc.	5,677	619,929

Total Health Care Providers & Services		6,115,218

Health Care Technology - 0.1%
Simulations Plus, Inc.	3,447	170,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2022

Investments	Shares	Value
Household Durables - 2.5%
Bassett Furniture Industries, Inc.	10,394	$188,339
Century Communities, Inc.	6,514	292,935
Hamilton Beach Brands Holding Co., Class A	7,171	88,992
Hooker Furnishings Corp.	9,652	150,089
Installed Building Products, Inc.	7,112	591,434
KB Home	31,881	907,333
La-Z-Boy, Inc.	21,644	513,179
MDC Holdings, Inc.	72,396	2,339,115

Total Household Durables		5,071,416

Household Products - 1.3%
Energizer Holdings, Inc.	55,838	1,583,007
Oil-Dri Corp. of America	5,170	158,461
WD-40 Co.	4,515	909,140

Total Household Products		2,650,608

Insurance - 3.6%
American Equity Investment Life Holding Co.	23,658	865,173
AMERISAFE, Inc.	10,623	552,502
Crawford & Co., Class A	22,695	177,021
Donegal Group, Inc., Class A	24,489	417,537
Employers Holdings, Inc.	18,919	792,517
HCI Group, Inc.(a)	3,587	243,055
Investors Title Co.	620	97,272
Mercury General Corp.	73,684	3,264,201
Stewart Information Services Corp.	12,784	636,004
Universal Insurance Holdings, Inc.	34,686	451,959

Total Insurance		7,497,241

IT Services - 0.7%
CSG Systems International, Inc.	16,684	995,701
Hackett Group, Inc.	14,847	281,648
Information Services Group, Inc.	16,934	114,474

Total IT Services		1,391,823

Leisure Products - 1.2%
Clarus Corp.	3,570	67,794
Escalade, Inc.	12,320	160,037
Johnson Outdoors, Inc., Class A	2,742	167,701
Marine Products Corp.	36,988	351,756
Smith & Wesson Brands, Inc.	24,967	327,816
Sturm Ruger & Co., Inc.	22,969	1,461,977

Total Leisure Products		2,537,081

Machinery - 7.7%
Alamo Group, Inc.	1,225	142,627
Albany International Corp., Class A	8,331	656,400
Allison Transmission Holdings, Inc.	57,911	2,226,678
Altra Industrial Motion Corp.	10,300	363,075
Astec Industries, Inc.	3,853	157,125
Barnes Group, Inc.	18,657	580,979
Columbus McKinnon Corp.	4,668	132,431
Douglas Dynamics, Inc.	16,921	486,310
Eastern Co.	2,038	41,453
EnPro Industries, Inc.	5,650	462,905
ESCO Technologies, Inc.	2,353	160,875
Federal Signal Corp.	13,112	466,787
Flowserve Corp.	90,714	2,597,142
Gorman-Rupp Co.	10,716	303,263
Graham Corp.	10,921	75,573
Helios Technologies, Inc.	3,393	224,786
Hillenbrand, Inc.	34,353	1,407,099
Kadant, Inc.	1,357	247,449
Kennametal, Inc.	48,940	1,136,876
Lindsay Corp.	2,566	340,816
Miller Industries, Inc.	6,244	141,551
Mueller Industries, Inc.	14,119	752,402
Mueller Water Products, Inc., Class A	70,446	826,332
Omega Flex, Inc.(a)	2,697	290,251
Shyft Group, Inc.	2,482	46,140
Standex International Corp.	3,585	303,936
Tennant Co.	6,249	370,253
Terex Corp.	20,705	566,696
Wabash National Corp.	23,373	317,405

Total Machinery		15,825,615

Marine - 0.6%
Matson, Inc.	16,060	1,170,453

Media - 1.1%
Entravision Communications Corp., Class A	28,499	129,955
Gray Television, Inc.	36,493	616,367
John Wiley & Sons, Inc., Class A	31,730	1,515,425

Total Media		2,261,747

Metals & Mining - 2.1%
Commercial Metals Co.	57,949	1,918,112
Gold Resource Corp.	55,451	90,385
Materion Corp.	2,685	197,965
Schnitzer Steel Industries, Inc., Class A	11,251	369,483
Warrior Met Coal, Inc.	12,411	379,901
Worthington Industries, Inc.	30,191	1,331,423

Total Metals & Mining		4,287,269

Multi-Utilities - 2.1%
Avista Corp.	80,370	3,496,899
Unitil Corp.	14,896	874,693

Total Multi-Utilities		4,371,592

Multiline Retail - 0.2%
Big Lots, Inc.(a)	23,984	502,944

Oil, Gas & Consumable Fuels - 0.9%
Adams Resources & Energy, Inc.	4,514	145,306
Berry Corp.	63,840	486,461
NACCO Industries, Inc., Class A	4,074	154,404
VAALCO Energy, Inc.	64,464	447,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2022

Investments	Shares	Value
World Fuel Services Corp.	31,044	$635,160

Total Oil, Gas & Consumable Fuels		1,868,711

Paper & Forest Products - 0.3%
Neenah, Inc.	18,074	617,046

Personal Products - 2.4%
Edgewell Personal Care Co.	20,449	705,900
Inter Parfums, Inc.	8,802	643,074
Medifast, Inc.	8,777	1,584,336
Nu Skin Enterprises, Inc., Class A	45,127	1,953,999

Total Personal Products		4,887,309

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	12,842	245,667

Professional Services - 1.2%
Barrett Business Services, Inc.	3,314	241,491
BGSF, Inc.	8,158	100,833
CRA International, Inc.	3,035	271,086
Heidrick & Struggles International, Inc.	7,632	246,972
HireQuest, Inc.	2,736	38,550
ICF International, Inc.	2,927	278,065
Kelly Services, Inc., Class A	12,302	243,949
Kforce, Inc.	8,664	531,450
Resources Connection, Inc.	28,923	589,161

Total Professional Services		2,541,557

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	14,549	140,689

Road & Rail - 1.2%
ArcBest Corp.	2,366	166,495
Heartland Express, Inc.	9,417	130,990
Marten Transport Ltd.	19,833	333,591
Schneider National, Inc., Class B	29,483	659,830
Universal Logistics Holdings, Inc.	15,779	430,925
Werner Enterprises, Inc.	18,769	723,357

Total Road & Rail		2,445,188

Semiconductors & Semiconductor Equipment - 0.8%
CMC Materials, Inc.	10,070	1,757,114

Software - 1.1%
A10 Networks, Inc.	28,108	404,193
Ebix, Inc.	7,729	130,620
InterDigital, Inc.	16,666	1,013,293
Progress Software Corp.	17,266	782,150

Total Software		2,330,256

Specialty Retail - 3.3%
Big 5 Sporting Goods Corp.	28,859	323,509
Buckle, Inc.	37,401	1,035,634
Camping World Holdings, Inc., Class A	58,094	1,254,249
Group 1 Automotive, Inc.	3,484	591,583
Guess?, Inc.	65,355	1,114,303
Haverty Furniture Cos., Inc.(a)	14,681	340,306
Hibbett, Inc.	5,278	230,701
Monro, Inc.	16,428	704,433
Rent-A-Center, Inc.	47,107	916,231
Shoe Carnival, Inc.	5,428	117,299
Sonic Automotive, Inc., Class A	7,881	288,681

Total Specialty Retail		6,916,929

Technology Hardware, Storage & Peripherals - 1.7%
Xerox Holdings Corp.	237,619	3,528,642

Textiles, Apparel & Luxury Goods - 2.0%
Kontoor Brands, Inc.	51,910	1,732,237
Levi Strauss & Co., Class A	32,815	535,541
Rocky Brands, Inc.	4,184	143,009
Steven Madden Ltd.	27,823	896,179
Superior Group of Cos., Inc.	9,148	162,377
Wolverine World Wide, Inc.	28,098	566,455

Total Textiles, Apparel & Luxury Goods		4,035,798

Thrifts & Mortgage Finance - 2.3%
Federal Agricultural Mortgage Corp., Class C	7,440	726,516
Greene County Bancorp, Inc.(a)	1,690	76,540
Hingham Institution for Savings	409	116,062
Merchants Bancorp	11,315	256,511
PennyMac Financial Services, Inc.	18,345	801,860
Radian Group, Inc.	130,433	2,563,008
Southern Missouri Bancorp, Inc.	3,941	178,370
Timberland Bancorp, Inc.	5,001	125,025

Total Thrifts & Mortgage Finance		4,843,892

Tobacco - 0.0%
Turning Point Brands, Inc.	2,791	75,720

Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	13,556	1,303,680
Boise Cascade Co.	7,720	459,263
GATX Corp.	18,287	1,721,904
Global Industrial Co.	16,288	550,046
H&E Equipment Services, Inc.	24,223	701,740
McGrath RentCorp	14,676	1,115,376
MSC Industrial Direct Co., Inc., Class A	46,657	3,504,407
Rush Enterprises, Inc., Class A	20,963	1,010,417

Total Trading Companies & Distributors		10,366,833

Water Utilities - 2.1%
American States Water Co.	14,954	1,218,900
Artesian Resources Corp., Class A	5,424	266,698
California Water Service Group	19,671	1,092,724
Middlesex Water Co.	5,554	486,975
SJW Group	15,860	989,823
York Water Co.	6,685	270,275

Total Water Utilities		4,325,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2022

Investments	Shares	Value
Wireless Telecommunication Services - 0.8%
Shenandoah Telecommunications Co.	3,073	$68,220
Telephone and Data Systems, Inc.	103,320	1,631,423

Total Wireless Telecommunication Services		1,699,643

Total United States		203,058,058

Puerto Rico - 1.2%

Banks - 1.0%
First Bancorp	164,010	2,117,369

IT Services - 0.2%
EVERTEC, Inc.	8,397	309,681

Total Puerto Rico		2,427,050

TOTAL COMMON STOCKS (Cost: $222,734,804)		205,485,108

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $1,532,657)	1,532,657	1,532,657

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $224,267,461)		207,017,765
Other Assets less Liabilities - (0.5)%		(1,077,669)

NET ASSETS - 100.0%		$205,940,096

(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,645,697 and the total market value of the collateral held by the Fund was $2,710,026. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,177,369.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$205,485,108	$—	$—	$205,485,108
Investment of Cash Collateral for Securities Loaned	—	1,532,657	—	1,532,657

Total Investments in Securities	$205,485,108	$1,532,657	$—	$207,017,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.7%

Aerospace & Defense - 2.0%
BWX Technologies, Inc.	7,301	$402,212
General Dynamics Corp.	11,610	2,568,712
Huntington Ingalls Industries, Inc.	2,822	614,688
L3Harris Technologies, Inc.	6,017	1,454,309
Lockheed Martin Corp.	15,377	6,611,495
Northrop Grumman Corp.	6,610	3,163,348
Raytheon Technologies Corp.	61,102	5,872,513

Total Aerospace & Defense		20,687,277

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	6,888	698,237
Expeditors International of Washington, Inc.	3,476	338,771
FedEx Corp.	4,944	1,120,854
United Parcel Service, Inc., Class B	24,401	4,454,158

Total Air Freight & Logistics		6,612,020

Auto Components - 0.1%
BorgWarner, Inc.	4,528	151,099
Dana, Inc.	8,337	117,302
Gentex Corp.	13,820	386,545
LCI Industries	2,303	257,660
Lear Corp.	1,490	187,576

Total Auto Components		1,100,182

Automobiles - 0.2%
Ford Motor Co.	128,222	1,427,111
Harley-Davidson, Inc.	5,235	165,740
Thor Industries, Inc.	1,395	104,248

Total Automobiles		1,697,099

Banks - 6.9%
Associated Banc-Corp.	18,841	344,037
Banc of California, Inc.	15,870	279,629
Bank of America Corp.	271,428	8,449,554
Bank OZK	13,243	497,010
BOK Financial Corp.	5,604	423,550
Cadence Bank	16,135	378,850
Citigroup, Inc.	114,308	5,257,025
Citizens Community Bancorp, Inc.	24,599	340,204
Citizens Financial Group, Inc.	28,477	1,016,344
Comerica, Inc.	9,859	723,453
Commerce Bancshares, Inc.	7,755	509,116
Cullen/Frost Bankers, Inc.	3,751	436,804
East West Bancorp, Inc.	8,961	580,673
Equity Bancshares, Inc., Class A	11,085	323,239
Fifth Third Bancorp	37,211	1,250,290
First Citizens BancShares, Inc., Class A	586	383,115
First Horizon Corp.	46,646	1,019,682
First Interstate BancSystem, Inc., Class A	7,823	298,135
First National Corp.	16,506	301,235
First Republic Bank	2,002	288,688
Five Star Bancorp	1,756	46,394
FNB Corp.	40,125	435,757
Hanmi Financial Corp.	13,762	308,819
HomeTrust Bancshares, Inc.	11,172	279,300
JPMorgan Chase & Co.	190,839	21,490,380
KeyCorp	63,388	1,092,175
M&T Bank Corp.	13,478	2,148,258
Old National Bancorp	8,424	124,591
PacWest Bancorp	1,274	33,965
Partners Bancorp	35,969	324,980
PNC Financial Services Group, Inc.	19,175	3,025,240
Prosperity Bancshares, Inc.	7,405	505,539
QCR Holdings, Inc.	4,793	258,774
Regions Financial Corp.	59,055	1,107,281
S&T Bancorp, Inc.	24,703	677,603
Seacoast Banking Corp. of Florida	9,794	323,594
Signature Bank	1,438	257,704
Southern States Bancshares, Inc.	9,208	207,088
SouthState Corp.	5,688	438,829
Summit State Bank	11,944	181,788
Truist Financial Corp.	77,366	3,669,469
U.S. Bancorp	85,909	3,953,532
Umpqua Holdings Corp.	34,586	580,007
Valley National Bancorp	33,655	350,349
Webster Financial Corp.	1,393	58,715
Wells Fargo & Co.	116,232	4,552,807
Western Alliance Bancorp	5,466	385,900
Zions Bancorp NA	9,785	498,056

Total Banks		70,417,527

Beverages - 3.9%
Brown-Forman Corp., Class B	7,814	548,230
Coca-Cola Co.	338,073	21,268,172
Constellation Brands, Inc., Class A	3,008	701,045
Keurig Dr. Pepper, Inc.	48,536	1,717,689
PepsiCo, Inc.	92,207	15,367,219

Total Beverages		39,602,355

Biotechnology - 3.7%
AbbVie, Inc.	139,990	21,440,868
Amgen, Inc.	33,350	8,114,055
Gilead Sciences, Inc.	131,982	8,157,808

Total Biotechnology		37,712,731

Building Products - 0.3%
A.O. Smith Corp.	4,813	263,175
Carlisle Cos., Inc.	1,717	409,693
Carrier Global Corp.	10,265	366,050
Fortune Brands Home & Security, Inc.	4,080	244,310
Lennox International, Inc.	1,114	230,141
Masco Corp.	9,958	503,875
Owens Corning	3,760	279,406
UFP Industries, Inc.	3,423	233,243

Total Building Products		2,529,893

Capital Markets - 3.8%
Ameriprise Financial, Inc.	3,268	776,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Ares Management Corp., Class A	6,707	$381,360
Artisan Partners Asset Management, Inc., Class A	15,536	552,616
B. Riley Financial, Inc.(a)	6,634	280,286
Bank of New York Mellon Corp.	34,566	1,441,748
BlackRock, Inc.	5,022	3,058,599
Blackstone, Inc.	56,171	5,124,480
Blue Owl Capital, Inc.(a)	9,568	95,967
Carlyle Group, Inc.	14,423	456,632
Cboe Global Markets, Inc.	3,737	422,991
Charles Schwab Corp.	28,051	1,772,262
CME Group, Inc.	10,604	2,170,639
Cohen & Steers, Inc.	4,867	309,493
Evercore, Inc., Class A	2,813	263,325
FactSet Research Systems, Inc.	713	274,198
Federated Hermes, Inc., Class B	7,395	235,087
Franklin Resources, Inc.	30,510	711,188
Goldman Sachs Group, Inc.	10,926	3,245,241
Hamilton Lane, Inc., Class A	2,308	155,051
Houlihan Lokey, Inc.	3,531	278,702
Intercontinental Exchange, Inc.	9,853	926,576
Jefferies Financial Group, Inc.	16,068	443,798
KKR & Co., Inc.	10,457	484,055
MarketAxess Holdings, Inc.	987	252,682
Moelis & Co., Class A	9,582	377,052
Moody’s Corp.	2,683	729,695
Morgan Stanley	83,839	6,376,794
Morningstar, Inc.	638	154,288
MSCI, Inc.	675	278,201
Nasdaq, Inc.	5,022	766,056
Northern Trust Corp.	10,217	985,736
Raymond James Financial, Inc.	7,843	701,243
S&P Global, Inc.	3,975	1,339,813
Sculptor Capital Management, Inc.(a)	4,651	38,836
State Street Corp.	14,120	870,498
StepStone Group, Inc., Class A	4,267	111,070
T. Rowe Price Group, Inc.	13,202	1,499,879
Victory Capital Holdings, Inc., Class A	9,716	234,156
Virtu Financial, Inc., Class A	14,538	340,335

Total Capital Markets		38,917,366

Chemicals - 1.6%
Air Products and Chemicals, Inc.	8,442	2,030,132
Albemarle Corp.	992	207,308
Ashland Global Holdings, Inc.	3,207	330,481
Cabot Corp.	6,502	414,763
Celanese Corp.	3,130	368,119
CF Industries Holdings, Inc.	6,720	576,106
Chemours Co.	8,958	286,835
Corteva, Inc.	14,620	791,527
Dow, Inc.	61,632	3,180,828
DuPont de Nemours, Inc.	13,671	759,834
Eastman Chemical Co.	6,310	566,449
Ecolab, Inc.	4,660	716,522
Element Solutions, Inc.	15,200	270,560
FMC Corp.	4,634	495,884
Huntsman Corp.	11,492	325,798
International Flavors & Fragrances, Inc.	8,922	1,062,789
Mosaic Co.	3,101	146,460
Olin Corp.	5,313	245,886
PPG Industries, Inc.	5,964	681,924
RPM International, Inc.	6,059	476,964
Scotts Miracle-Gro Co.	2,293	181,124
Sensient Technologies Corp.	4,008	322,884
Sherwin-Williams Co.	4,232	947,587
Valvoline, Inc.	10,411	300,149
Westlake Corp.	2,847	279,063

Total Chemicals		15,965,976

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	6,699	290,871
Brink’s Co.	2,677	162,521
Cintas Corp.	2,234	834,466
Deluxe Corp.	9,021	195,485
Healthcare Services Group, Inc.	19,289	335,821
Pitney Bowes, Inc.	41,145	148,945
Republic Services, Inc.	12,691	1,660,871
Rollins, Inc.	10,252	358,000
Waste Management, Inc.	16,352	2,501,529

Total Commercial Services & Supplies		6,488,509

Communications Equipment - 1.0%
Cisco Systems, Inc.	188,501	8,037,683
Juniper Networks, Inc.	19,526	556,491
Motorola Solutions, Inc.	5,049	1,058,270

Total Communications Equipment		9,652,444

Construction & Engineering - 0.1%
MDU Resources Group, Inc.	23,561	635,911

Consumer Finance - 0.6%
Ally Financial, Inc.	9,042	302,997
American Express Co.	13,564	1,880,242
Capital One Financial Corp.	13,448	1,401,147
Discover Financial Services	7,736	731,671
FirstCash Holdings, Inc.	4,763	331,076
Navient Corp.	11,521	161,179
OneMain Holdings, Inc.	15,322	572,736
SLM Corp.	14,971	238,638
Synchrony Financial	14,397	397,645

Total Consumer Finance		6,017,331

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,514	245,071
Ball Corp.	5,149	354,097
Crown Holdings, Inc.	2,028	186,921
Graphic Packaging Holding Co.	11,103	227,612
Greif, Inc., Class A	5,479	341,780
International Paper Co.	22,145	926,325
Packaging Corp. of America	4,943	679,662
Sealed Air Corp.	4,352	251,197
Sonoco Products Co.	8,682	495,221
Westrock Co.	7,303	290,952

Total Containers & Packaging		3,998,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Distributors - 0.1%
Genuine Parts Co.	6,018	$800,394
LKQ Corp.	5,762	282,857
Pool Corp.	617	216,709

Total Distributors		1,299,960

Diversified Consumer Services - 0.1%
ADT, Inc.	19,326	118,855
H&R Block, Inc.	17,884	631,663
Service Corp. International	7,283	503,401

Total Diversified Consumer Services		1,253,919

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	16,186	784,697
Voya Financial, Inc.	5,886	350,394

Total Diversified Financial Services		1,135,091

Diversified Telecommunication Services - 1.8%
Cogent Communications Holdings, Inc.	7,864	477,817
Verizon Communications, Inc.	359,703	18,254,927

Total Diversified Telecommunication Services		18,732,744

Electric Utilities - 4.2%
Alliant Energy Corp.	15,690	919,591
American Electric Power Co., Inc.	32,181	3,087,445
Avangrid, Inc.(a)	25,923	1,195,569
Duke Energy Corp.	52,226	5,599,149
Edison International	24,254	1,533,823
Entergy Corp.	12,513	1,409,464
Evergy, Inc.	21,744	1,418,796
Eversource Energy	18,686	1,578,406
Exelon Corp.	69,803	3,163,472
FirstEnergy Corp.	51,392	1,972,939
IDACORP, Inc.	5,617	594,953
NextEra Energy, Inc.	87,460	6,774,652
NRG Energy, Inc.	12,516	477,736
OGE Energy Corp.	29,099	1,122,057
PPL Corp.	69,605	1,888,384
Southern Co.	111,005	7,915,766
Xcel Energy, Inc.	28,079	1,986,870

Total Electric Utilities		42,639,072

Electrical Equipment - 0.3%
AMETEK, Inc.	3,298	362,417
Emerson Electric Co.	22,903	1,821,705
Hubbell, Inc.	2,953	527,347
Rockwell Automation, Inc.	2,755	549,099

Total Electrical Equipment		3,260,568

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	10,389	668,844
Avnet, Inc.	9,914	425,112
CDW Corp.	3,863	608,654
Corning, Inc.	36,416	1,147,468
Jabil, Inc.	3,707	189,836
National Instruments Corp.	11,226	350,588
Richardson Electronics Ltd.	12,504	183,309
TD SYNNEX Corp.	1,560	142,116
Vishay Intertechnology, Inc.	14,662	261,277
Wayside Technology Group, Inc.	1,710	56,840

Total Electronic Equipment, Instruments & Components		4,034,044

Energy Equipment & Services - 0.2%
Baker Hughes Co.	43,275	1,249,349
Halliburton Co.	4,993	156,581
NOV, Inc.	27,451	464,196

Total Energy Equipment & Services		1,870,126

Entertainment - 0.1%
Activision Blizzard, Inc.	9,848	766,765
Electronic Arts, Inc.	2,502	304,368
Warner Music Group Corp., Class A	5,633	137,220

Total Entertainment		1,208,353

Equity Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corp.	5,958	429,751
Alexandria Real Estate Equities, Inc.	3,711	538,206
American Tower Corp.	12,895	3,295,833
Americold Realty Trust, Inc.	9,301	279,402
Apartment Income REIT Corp.	7,790	324,064
AvalonBay Communities, Inc.	6,386	1,240,481
Boston Properties, Inc.	6,296	560,218
Brixmor Property Group, Inc.	24,266	490,416
Broadstone Net Lease, Inc.	19,116	392,069
Camden Property Trust	3,391	456,022
Crown Castle International Corp.	20,348	3,426,196
CubeSmart	14,396	614,997
Digital Realty Trust, Inc.	8,389	1,089,144
Duke Realty Corp.	12,575	690,996
EPR Properties	9,528	447,149
Equinix, Inc.	1,410	926,398
Equity LifeStyle Properties, Inc.	7,292	513,867
Equity Residential	17,297	1,249,189
Essential Properties Realty Trust, Inc.	14,316	307,651
Essex Property Trust, Inc.	2,312	604,611
Extra Space Storage, Inc.	4,826	820,999
Federal Realty OP LP	4,256	407,469
First Industrial Realty Trust, Inc.	6,910	328,087
Gaming and Leisure Properties, Inc.	25,146	1,153,196
Healthcare Trust of America, Inc., Class A	19,562	545,975
Healthpeak Properties, Inc.	22,755	589,582
Highwoods Properties, Inc.	12,420	424,640
Industrial Logistics Properties Trust	15,287	215,241
Innovative Industrial Properties, Inc.	762	83,721
Invitation Homes, Inc.	14,408	512,637
Iron Mountain, Inc.	19,550	951,890
Kilroy Realty Corp.	8,836	462,388
Kimco Realty Corp.	25,570	505,519
Kite Realty Group Trust	18,382	317,825
Lamar Advertising Co., Class A	5,931	521,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Life Storage, Inc.	4,651	$519,331
LXP Industrial Trust	25,188	270,519
Macerich Co.	6,242	54,368
Mid-America Apartment Communities, Inc.	4,457	778,504
National Retail Properties, Inc.	17,562	755,166
National Storage Affiliates Trust	6,655	333,216
Omega Healthcare Investors, Inc.	23,970	675,714
PotlatchDeltic Corp.	6,670	294,747
Prologis, Inc.	12,396	1,458,389
Public Storage	7,041	2,201,509
Rayonier, Inc.	11,910	445,196
Realty Income Corp.	23,701	1,617,830
Regency Centers Corp.	7,778	461,313
SBA Communications Corp.	125	40,006
Simon Property Group, Inc.	20,190	1,916,435
SL Green Realty Corp.	8,098	373,723
Spirit Realty Capital, Inc.	15,481	584,872
STAG Industrial, Inc.	13,877	428,522
STORE Capital Corp.	24,047	627,146
Sun Communities, Inc.	3,405	542,621
Tanger Factory Outlet Centers, Inc.	14,409	204,896
UDR, Inc.	10,910	502,296
Uniti Group, Inc.	21,551	203,010
Ventas, Inc.	14,652	753,552
VICI Properties, Inc.(a)	26,388	786,099
W.P. Carey, Inc.	16,485	1,365,947
Welltower, Inc.	11,950	984,083
Weyerhaeuser Co.	18,348	607,686

Total Equity Real Estate Investment Trusts (REITs)		45,504,275

Food & Staples Retailing - 1.9%
Albertsons Cos., Inc., Class A	16,253	434,280
Costco Wholesale Corp.	7,124	3,414,391
Kroger Co.	24,246	1,147,563
SpartanNash Co.	12,119	365,630
Sysco Corp.	21,434	1,815,674
Walgreens Boots Alliance, Inc.	57,348	2,173,489
Walmart, Inc.	77,880	9,468,651

Total Food & Staples Retailing		18,819,678

Food Products - 2.3%
Archer-Daniels-Midland Co.	32,309	2,507,178
B&G Foods, Inc.	14,391	342,218
Cal-Maine Foods, Inc.	5,219	257,871
Campbell Soup Co.	20,183	969,793
Conagra Brands, Inc.	31,237	1,069,555
Flowers Foods, Inc.	26,244	690,742
General Mills, Inc.	32,102	2,422,096
Hershey Co.	7,744	1,666,199
Hormel Foods Corp.	26,613	1,260,392
Ingredion, Inc.	5,330	469,893
J.M. Smucker Co.	6,847	876,484
Kellogg Co.	21,408	1,527,247
Kraft Heinz Co.	94,272	3,595,534
McCormick & Co., Inc., Non-Voting Shares	8,112	675,324
Mondelez International, Inc., Class A	53,487	3,321,008
Tyson Foods, Inc., Class A	15,694	1,350,625

Total Food Products		23,002,159

Gas Utilities - 0.4%
Atmos Energy Corp.	8,834	990,291
National Fuel Gas Co.	10,473	691,742
New Jersey Resources Corp.	11,551	514,366
South Jersey Industries, Inc.	18,665	637,223
UGI Corp.	21,701	837,876

Total Gas Utilities		3,671,498

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	61,999	6,736,191
Baxter International, Inc.	12,518	804,031
Becton Dickinson and Co.	6,915	1,704,755
Dentsply Sirona, Inc.	5,514	197,015
ResMed, Inc.	1,825	382,575
Stryker Corp.	6,407	1,274,545
Zimmer Biomet Holdings, Inc.	2,555	268,428

Total Health Care Equipment & Supplies		11,367,540

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	5,202	735,979
Cardinal Health, Inc.	19,883	1,039,284
Cigna Corp.	10,453	2,754,575
CVS Health Corp.	47,317	4,384,393
Elevance Health, Inc.	4,606	2,222,763
Encompass Health Corp.	6,675	374,134
HCA Healthcare, Inc.	3,712	623,839
Humana, Inc.	1,440	674,021
McKesson Corp.	2,092	682,431
Patterson Cos., Inc.	13,239	401,142
Premier, Inc., Class A	12,461	444,608
Quest Diagnostics, Inc.	5,009	666,097
Select Medical Holdings Corp.	6,000	141,720
UnitedHealth Group, Inc.	20,928	10,749,249
Universal Health Services, Inc., Class B	1,326	133,541

Total Health Care Providers & Services		26,027,776

Hotels, Restaurants & Leisure - 1.6%
Aramark	5,885	180,258
Choice Hotels International, Inc.	1,249	139,426
Darden Restaurants, Inc.	5,759	651,458
Dine Brands Global, Inc.	3,387	220,426
Domino’s Pizza, Inc.	374	145,751
Jack in the Box, Inc.	3,374	189,146
Marriott Vacations Worldwide Corp.	373	43,343
McDonald’s Corp.	40,352	9,962,102
Papa John’s International, Inc.	2,085	174,139
Starbucks Corp.	32,955	2,517,432
Texas Roadhouse, Inc.	4,681	342,649
Travel & Leisure Co.	4,894	189,985
Vail Resorts, Inc.	635	138,462
Wendy’s Co.	18,217	343,937
Wyndham Hotels & Resorts, Inc.	3,494	229,626
Yum! Brands, Inc.	10,509	1,192,877

Total Hotels, Restaurants & Leisure		16,661,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Household Durables - 0.3%
D.R. Horton, Inc.	5,058	$334,789
Leggett & Platt, Inc.	12,969	448,468
Lennar Corp., Class A	4,533	319,894
MDC Holdings, Inc.	8,642	279,223
Newell Brands, Inc.	31,314	596,219
PulteGroup, Inc.	6,065	240,356
Tempur Sealy International, Inc.	3,701	79,090
Toll Brothers, Inc.	4,002	178,489
Whirlpool Corp.	2,358	365,183

Total Household Durables		2,841,711

Household Products - 2.9%
Church & Dwight Co., Inc.	4,845	448,938
Clorox Co.	5,663	798,370
Colgate-Palmolive Co.	49,609	3,975,665
Energizer Holdings, Inc.	8,652	245,284
Kimberly-Clark Corp.	17,952	2,426,213
Procter & Gamble Co.	141,839	20,395,030
Reynolds Consumer Products, Inc.	18,428	502,531
Spectrum Brands Holdings, Inc.	2,483	203,656

Total Household Products		28,995,687

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	22,605	474,931
Clearway Energy, Inc., Class A	9,926	317,334
Clearway Energy, Inc., Class C	13,594	473,615

Total Independent Power & Renewable Electricity Producers		1,265,880

Industrial Conglomerates - 0.8%
3M Co.	32,928	4,261,212
General Electric Co.	5,765	367,058
Honeywell International, Inc.	22,573	3,923,413

Total Industrial Conglomerates		8,551,683

Insurance - 2.9%
Aflac, Inc.	33,060	1,829,210
Allstate Corp.	14,668	1,858,876
American Financial Group, Inc.	4,777	663,095
American International Group, Inc.	31,404	1,605,686
Arthur J Gallagher & Co.	4,289	699,279
Assurant, Inc.	3,130	541,020
Brown & Brown, Inc.	5,721	333,763
Cincinnati Financial Corp.	10,620	1,263,568
CNA Financial Corp.	21,250	954,125
CNO Financial Group, Inc.	13,864	250,800
Fidelity National Financial, Inc.	25,546	944,180
First American Financial Corp.	10,381	549,362
Hanover Insurance Group, Inc.	3,643	532,789
Hartford Financial Services Group, Inc.	15,063	985,572
Kemper Corp.	6,454	309,147
Lincoln National Corp.	8,192	383,140
Marsh & McLennan Cos., Inc.	16,016	2,486,484
Mercury General Corp.	11,208	496,514
MetLife, Inc.	44,617	2,801,501
Old Republic International Corp.	37,446	837,293
Primerica, Inc.	2,748	328,908
Principal Financial Group, Inc.	18,551	1,239,021
Progressive Corp.	6,727	782,148
Prudential Financial, Inc.	26,667	2,551,499
Reinsurance Group of America, Inc.	5,373	630,199
Travelers Cos., Inc.	11,198	1,893,918
Unum Group	23,385	795,558
W.R. Berkley Corp.	8,635	589,425

Total Insurance		29,136,080

Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	11,583	482,664

IT Services - 1.4%
Automatic Data Processing, Inc.	13,064	2,743,963
Bread Financial Holdings, Inc.	751	27,832
Broadridge Financial Solutions, Inc.	2,842	405,127
Cognizant Technology Solutions Corp., Class A	10,097	681,447
Concentrix Corp.	855	115,972
Jack Henry & Associates, Inc.	2,754	495,775
MasterCard, Inc., Class A	9,564	3,017,251
Maximus, Inc.	4,282	267,668
Paychex, Inc.	19,619	2,234,015
SS&C Technologies Holdings, Inc.	4,434	257,482
Switch, Inc., Class A	3,917	131,219
Visa, Inc., Class A	20,993	4,133,312

Total IT Services		14,511,063

Leisure Products - 0.1%
Brunswick Corp.	3,430	224,254
Hasbro, Inc.	7,167	586,834
Polaris, Inc.	2,510	249,193
Sturm Ruger & Co., Inc.	5,542	352,748

Total Leisure Products		1,413,029

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	4,315	512,492
Danaher Corp.	4,863	1,232,868
Thermo Fisher Scientific, Inc.	1,694	920,316
West Pharmaceutical Services, Inc.	434	131,229

Total Life Sciences Tools & Services		2,796,905

Machinery - 1.7%
Allison Transmission Holdings, Inc.	9,181	353,010
Caterpillar, Inc.	20,041	3,582,529
Crane Holdings Co.	4,712	412,583
Cummins, Inc.	6,073	1,175,308
Deere & Co.	6,044	1,809,997
Donaldson Co., Inc.	8,651	416,459
Dover Corp.	4,901	594,589
Flowserve Corp.	12,660	362,456
Fortive Corp.	3,120	169,666
Illinois Tool Works, Inc.	16,613	3,027,719
Kennametal, Inc.	9,040	209,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Lincoln Electric Holdings, Inc.	4,124	$508,737
Mueller Industries, Inc.	5,136	273,697
Oshkosh Corp.	3,464	284,533
Otis Worldwide Corp.	10,848	766,628
PACCAR, Inc.	8,661	713,147
Parker-Hannifin Corp.	2,584	635,793
Snap-on, Inc.	3,356	661,233
Stanley Black & Decker, Inc.	4,597	482,041
Timken Co.	5,389	285,886
Toro Co.	4,935	374,024
Trinity Industries, Inc.	13,010	315,102
Xylem, Inc.	3,412	266,750

Total Machinery		17,681,886

Marine - 0.0%
Matson, Inc.	3,837	279,641

Media - 1.0%
Comcast Corp., Class A	147,025	5,769,261
Fox Corp., Class A	4,325	139,092
Fox Corp., Class B	12,520	371,844
Gray Television, Inc.	12,566	212,240
Interpublic Group of Cos., Inc.	18,550	510,682
John Wiley & Sons, Inc., Class A	6,954	332,123
New York Times Co., Class A	2,247	62,691
News Corp., Class A	581	9,052
News Corp., Class B	12,996	206,506
Nexstar Media Group, Inc., Class A	2,342	381,465
Omnicom Group, Inc.	13,554	862,170
Sirius XM Holdings, Inc.(a)	86,093	527,750
TEGNA, Inc.	18,804	394,320

Total Media		9,779,196

Metals & Mining - 0.6%
Alcoa Corp.	1,507	68,689
Commercial Metals Co.	10,457	346,127
Freeport-McMoRan, Inc.	16,541	483,990
Newmont Corp.	55,440	3,308,105
Nucor Corp.	6,187	645,985
Reliance Steel & Aluminum Co.	4,264	724,283
Steel Dynamics, Inc.	5,197	343,781
United States Steel Corp.	1,394	24,966

Total Metals & Mining		5,945,926

Multi-Utilities - 1.9%
Ameren Corp.	13,444	1,214,800
CenterPoint Energy, Inc.	26,055	770,707
CMS Energy Corp.	24,563	1,658,003
Consolidated Edison, Inc.	23,762	2,259,766
Dominion Energy, Inc.	46,040	3,674,452
DTE Energy Co.	11,640	1,475,370
NiSource, Inc.	28,187	831,235
Public Service Enterprise Group, Inc.	28,587	1,808,985
Sempra Energy	18,425	2,768,725
WEC Energy Group, Inc.	26,182	2,634,956

Total Multi-Utilities		19,096,999

Multiline Retail - 0.4%
Big Lots, Inc.(a)	5,357	112,336
Dollar General Corp.	2,844	698,031
Franchise Group, Inc.	6,612	231,883
Kohl’s Corp.	4,430	158,107
Macy’s, Inc.	9,380	171,842
Target Corp.	18,345	2,590,864

Total Multiline Retail		3,963,063

Oil, Gas & Consumable Fuels - 9.5%
Antero Midstream Corp.	74,279	672,225
APA Corp.	10,453	364,810
California Resources Corp.	4,631	178,294
Cheniere Energy, Inc.	7,245	963,802
Chesapeake Energy Corp.(a)	5,761	467,217
Chevron Corp.	154,770	22,407,601
Civitas Resources, Inc.	6,306	329,741
ConocoPhillips	55,631	4,996,220
Continental Resources, Inc.	17,007	1,111,407
Coterra Energy, Inc.	39,828	1,027,164
Devon Energy Corp.	135,034	7,441,724
Diamondback Energy, Inc.	5,496	665,840
DTE Midstream LLC*	9,118	446,964
EOG Resources, Inc.	33,748	3,727,129
Equitrans Midstream Corp.	47,731	303,569
Exxon Mobil Corp.	416,071	35,632,320
Hess Corp.	7,218	764,675
HF Sinclair Corp.	14,327	647,007
Kinder Morgan, Inc.	256,728	4,302,761
Magnolia Oil & Gas Corp., Class A	9,675	203,078
Marathon Oil Corp.	17,524	393,940
Marathon Petroleum Corp.	37,547	3,086,739
Murphy Oil Corp.	8,357	252,298
Northern Oil and Gas, Inc.	12,075	305,014
Oasis Petroleum, Inc.	2,584	314,344
Occidental Petroleum Corp.	1,060	62,413
ONEOK, Inc.	43,627	2,421,298
Ovintiv, Inc.	10,452	461,874
PDC Energy, Inc.	4,073	250,938
Pioneer Natural Resources Co.	5,493	1,225,378
Sitio Royalties Corp.	15,114	350,343
Targa Resources Corp.	4,774	284,865
Texas Pacific Land Corp.	188	279,748

Total Oil, Gas & Consumable Fuels		96,342,740

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,771	92,818

Personal Products - 0.1%
Edgewell Personal Care Co.	6,329	218,477
Estee Lauder Cos., Inc., Class A	2,349	598,220
Inter Parfums, Inc.	595	43,471
Medifast, Inc.	1,271	229,428
Nu Skin Enterprises, Inc., Class A	6,664	288,551

Total Personal Products		1,378,147

Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	130,541	10,051,657
Eli Lilly & Co.	23,189	7,518,569
Johnson & Johnson	178,637	31,709,854
Merck & Co., Inc.	163,396	14,896,813
Organon & Co.	21,054	710,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Pfizer, Inc.	436,838	$22,903,416
Zoetis, Inc.	6,331	1,088,236

Total Pharmaceuticals		88,879,118

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	4,514	407,885
Equifax, Inc.	1,423	260,096
Exponent, Inc.	2,659	243,219
Insperity, Inc.	2,356	235,199
Jacobs Engineering Group, Inc.	1,177	149,632
Leidos Holdings, Inc.	3,921	394,884
ManpowerGroup, Inc.	3,488	266,518
Robert Half International, Inc.	3,932	294,467
Science Applications International Corp.	4,286	399,027
TransUnion	672	53,753
Verisk Analytics, Inc.	2,498	432,379

Total Professional Services		3,137,059

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	18,938	358,686

Road & Rail - 1.0%
CSX Corp.	37,638	1,093,760
JB Hunt Transport Services, Inc.	2,260	355,882
Knight-Swift Transportation Holdings, Inc.	2,837	131,325
Norfolk Southern Corp.	6,429	1,461,248
Old Dominion Freight Line, Inc.	799	204,768
Ryder System, Inc.	5,105	362,761
Union Pacific Corp.	28,753	6,132,440

Total Road & Rail		9,742,184

Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology, Inc.	7,042	119,362
Analog Devices, Inc.	14,227	2,078,422
Applied Materials, Inc.	9,512	865,402
Broadcom, Inc.	17,881	8,686,769
Intel Corp.	188,795	7,062,821
KLA Corp.	2,700	861,516
Lam Research Corp.	2,119	903,012
Marvell Technology, Inc.	4,825	210,032
Microchip Technology, Inc.	9,771	567,500
Micron Technology, Inc.	8,545	472,368
Monolithic Power Systems, Inc.	568	218,135
NVIDIA Corp.	2,931	444,310
Power Integrations, Inc.	3,307	248,058
QUALCOMM, Inc.	29,325	3,745,975
Skyworks Solutions, Inc.	4,161	385,475
Teradyne, Inc.	742	66,446
Texas Instruments, Inc.	37,994	5,837,778
Universal Display Corp.	928	93,858

Total Semiconductors & Semiconductor Equipment		32,867,239

Software - 4.5%
A10 Networks, Inc.	3,719	53,479
Bentley Systems, Inc., Class B	1,357	45,188
CDK Global, Inc.	7,763	425,180
Citrix Systems, Inc.	4,419	429,394
Dolby Laboratories, Inc., Class A	4,422	316,438
InterDigital, Inc.	4,173	253,719
Intuit, Inc.	1,991	767,411
Microsoft Corp.	147,888	37,982,075
NortonLifeLock, Inc.	19,238	422,467
Oracle Corp.	64,482	4,505,357
Roper Technologies, Inc.	1,079	425,827

Total Software		45,626,535

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	1,891	327,313
American Eagle Outfitters, Inc.	5,854	65,448
Bath & Body Works, Inc.	483	13,003
Best Buy Co., Inc.	10,528	686,320
Big 5 Sporting Goods Corp.	10,225	114,622
Buckle, Inc.	5,926	164,091
Camping World Holdings, Inc., Class A	5,949	128,439
Dick’s Sporting Goods, Inc.(a)	2,355	177,496
Foot Locker, Inc.	4,197	105,974
Gap, Inc.	13,051	107,540
Guess?, Inc.	10,578	180,355
Home Depot, Inc.	43,040	11,804,581
Lithia Motors, Inc.	194	53,313
Lowe’s Cos., Inc.	21,887	3,823,002
Penske Automotive Group, Inc.	3,780	395,728
Rent-A-Center, Inc.	3,319	64,555
Ross Stores, Inc.	5,189	364,424
TJX Cos., Inc.	27,388	1,529,620
Tractor Supply Co.	1,775	344,084
Williams-Sonoma, Inc.	2,917	323,641

Total Specialty Retail		20,773,549

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	224,687	30,719,207
Hewlett Packard Enterprise Co.	61,366	813,713
HP, Inc.	48,149	1,578,324
NetApp, Inc.	8,995	586,834
Xerox Holdings Corp.	21,992	326,581

Total Technology Hardware, Storage & Peripherals		34,024,659

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.(a)	3,416	240,760
Hanesbrands, Inc.	22,205	228,490
Kontoor Brands, Inc.	5,857	195,448
NIKE, Inc., Class B	15,562	1,590,436
Ralph Lauren Corp.	2,214	198,485
Steven Madden Ltd.	6,286	202,472
Tapestry, Inc.	8,289	252,980
VF Corp.	16,228	716,791
Wolverine World Wide, Inc.	8,442	170,191

Total Textiles, Apparel & Luxury Goods		3,796,053

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	27,749	349,637
New York Community Bancorp, Inc.(a)	62,016	566,206
PennyMac Financial Services, Inc.	2,589	113,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

Investments	Shares	Value
Radian Group, Inc.	12,010	$235,997
TFS Financial Corp.	41,923	575,603
UWM Holdings Corp.	41,411	146,595
Walker & Dunlop, Inc.	2,319	223,412

Total Thrifts & Mortgage Finance		2,210,615

Tobacco - 3.8%
Altria Group, Inc.	381,007	15,914,662
Philip Morris International, Inc.	219,224	21,646,178
Universal Corp.	8,397	508,019
Vector Group Ltd.	33,342	350,091

Total Tobacco		38,418,950

Trading Companies & Distributors - 0.4%
Air Lease Corp.	3,883	129,809
Applied Industrial Technologies, Inc.	3,419	328,805
Fastenal Co.	19,642	980,529
H&E Equipment Services, Inc.	6,445	186,712
Herc Holdings, Inc.	189	17,038
MSC Industrial Direct Co., Inc., Class A	5,595	420,240
Rush Enterprises, Inc., Class A	5,573	268,619
W.W. Grainger, Inc.	1,363	619,388
Watsco, Inc.	2,869	685,174

Total Trading Companies & Distributors		3,636,314

Water Utilities - 0.2%
American Water Works Co., Inc.	7,702	1,145,827
Essential Utilities, Inc.	13,687	627,549

Total Water Utilities		1,773,376

Wireless Telecommunication Services - 0.0%
Telephone and Data Systems, Inc.	17,827	281,488

Total United States		1,012,604,222

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	31,763	410,060
Popular, Inc.	7,446	572,821

Total Banks		982,881

TOTAL COMMON STOCKS (Cost: $830,318,549)		1,013,587,103

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $1,095,640)	1,095,640	1,095,640

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $831,414,189)		1,014,682,743
Other Assets less Liabilities - 0.1%		1,292,957

NET ASSETS - 100.0%		$1,015,975,700

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,294,438 and the total market value of the collateral held by the Fund was $4,446,588. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,350,947.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,013,587,103	$—	$—	$1,013,587,103
Investment of Cash Collateral for Securities Loaned	—	1,095,640	—	1,095,640

Total Investments in Securities	$1,013,587,103	$1,095,640	$—	$1,014,682,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

June 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
L3Harris Technologies, Inc.	3,162	$764,255
Northrop Grumman Corp.	1,835	878,176

Total Aerospace & Defense		1,642,431

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	5,503	557,839

Banks - 5.6%
Bank of America Corp.	21,691	675,241
BOK Financial Corp.	4,032	304,739
Citigroup, Inc.	10,753	494,530
Comerica, Inc.	12,142	890,980
Commerce Bancshares, Inc.	7,083	464,999
JPMorgan Chase & Co.	4,352	490,079
KeyCorp	27,452	472,998
Synovus Financial Corp.	11,047	398,244
Truist Financial Corp.	10,993	521,398
U.S. Bancorp	6,269	288,499
Zions Bancorp NA	14,080	716,672

Total Banks		5,718,379

Beverages - 0.5%
Constellation Brands, Inc., Class A	1,995	464,955

Biotechnology - 2.3%
AbbVie, Inc.	2,954	452,435
Amgen, Inc.	3,469	844,008
Biogen, Inc.*	1,013	206,591
Gilead Sciences, Inc.	14,288	883,141

Total Biotechnology		2,386,175

Building Products - 2.6%
Advanced Drainage Systems, Inc.	3,429	308,850
Builders FirstSource, Inc.*	7,513	403,448
Lennox International, Inc.	2,352	485,900
Masco Corp.	13,166	666,199
Owens Corning	10,954	813,992

Total Building Products		2,678,389

Capital Markets - 6.2%
Affiliated Managers Group, Inc.	5,008	583,933
Ameriprise Financial, Inc.	4,480	1,064,806
Bank of New York Mellon Corp.	19,584	816,849
Goldman Sachs Group, Inc.	4,639	1,377,876
Houlihan Lokey, Inc.	4,044	319,193
Jefferies Financial Group, Inc.	33,778	932,948
Morgan Stanley	13,735	1,044,684
SEI Investments Co.	4,579	247,358

Total Capital Markets		6,387,647

Chemicals - 2.5%
Celanese Corp.	7,946	934,529
Dow, Inc.	8,285	427,589
DuPont de Nemours, Inc.	7,843	435,914
FMC Corp.	4,078	436,387
Sherwin-Williams Co.	1,337	299,367

Total Chemicals		2,533,786

Commercial Services & Supplies - 0.3%
Cintas Corp.	906	338,418

Communications Equipment - 0.6%
Lumentum Holdings, Inc.*	7,936	630,277

Construction & Engineering - 1.4%
AECOM	15,529	1,012,801
WillScot Mobile Mini Holdings Corp.*	12,683	411,183

Total Construction & Engineering		1,423,984

Construction Materials - 0.3%
Eagle Materials, Inc.	2,663	292,770

Consumer Finance - 5.0%
Ally Financial, Inc.	29,068	974,069
American Express Co.	3,297	457,030
Capital One Financial Corp.	7,200	750,168
Credit Acceptance Corp.*(a)	3,641	1,723,686
Discover Financial Services	6,366	602,096
Synchrony Financial	22,647	625,510

Total Consumer Finance		5,132,559

Containers & Packaging - 1.6%
Crown Holdings, Inc.	6,467	596,063
International Paper Co.	12,708	531,576
Sealed Air Corp.	8,613	497,142

Total Containers & Packaging		1,624,781

Diversified Consumer Services - 1.1%
Service Corp. International	16,921	1,169,580

Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc., Class B*	4,557	1,244,152
Equitable Holdings, Inc.	42,867	1,117,543
Voya Financial, Inc.	15,559	926,227

Total Diversified Financial Services		3,287,922

Diversified Telecommunication Services - 1.8%
Lumen Technologies, Inc.(a)	173,324	1,890,965

Electric Utilities - 0.5%
PPL Corp.	19,763	536,170

Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,425	681,627

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc.*	9,420	1,055,888
CDW Corp.	3,744	589,904

Total Electronic Equipment, Instruments & Components		1,645,792

Entertainment - 0.6%
Liberty Media Corp. - Liberty Formula One, Class C*	10,182	646,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2022

Investments	Shares	Value
Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.	1,698	$418,608

Health Care Providers & Services - 8.2%
Cardinal Health, Inc.	20,661	1,079,950
Chemed Corp.	1,163	545,901
Cigna Corp.	6,307	1,662,021
DaVita, Inc.*	14,412	1,152,383
Elevance Health, Inc.	1,329	641,349
HCA Healthcare, Inc.	2,909	488,887
Humana, Inc.	2,253	1,054,562
McKesson Corp.	2,473	806,717
Quest Diagnostics, Inc.	4,793	637,373
Universal Health Services, Inc., Class B	3,838	386,525

Total Health Care Providers & Services		8,455,668

Hotels, Restaurants & Leisure - 1.2%
Domino’s Pizza, Inc.	1,994	777,082
Yum! Brands, Inc.	3,881	440,532

Total Hotels, Restaurants & Leisure		1,217,614

Household Durables - 2.5%
Mohawk Industries, Inc.*	3,457	428,979
NVR, Inc.*	147	588,609
PulteGroup, Inc.	15,181	601,623
Tempur Sealy International, Inc.	25,743	550,128
Whirlpool Corp.	2,597	402,197

Total Household Durables		2,571,536

Household Products - 0.5%
Procter & Gamble Co.	3,413	490,755

Insurance - 8.0%
Aflac, Inc.	23,476	1,298,927
Allstate Corp.	13,213	1,674,484
American Financial Group, Inc.	5,428	753,461
American International Group, Inc.	11,833	605,021
Assurant, Inc.	5,567	962,256
Fidelity National Financial, Inc.	12,322	455,421
Hartford Financial Services Group, Inc.	12,268	802,695
Loews Corp.	13,318	789,225
Travelers Cos., Inc.	4,903	829,244

Total Insurance		8,170,734

Interactive Media & Services - 1.7%
Alphabet, Inc., Class A*	112	244,077
Meta Platforms, Inc., Class A*	3,792	611,460
Twitter, Inc.*	24,930	932,133

Total Interactive Media & Services		1,787,670

Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	33,382	1,391,028

IT Services - 2.1%
Gartner, Inc.*	2,360	570,719
GoDaddy, Inc., Class A*	6,138	426,960
Jack Henry & Associates, Inc.	4,260	766,885
Western Union Co.	23,209	382,252

Total IT Services		2,146,816

Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc.*	253	290,639

Machinery - 0.7%
Snap-on, Inc.	2,146	422,826
Stanley Black & Decker, Inc.	2,668	279,767

Total Machinery		702,593

Media - 4.5%
Charter Communications, Inc., Class A*	1,345	630,173
Fox Corp., Class A	28,976	931,868
Liberty Broadband Corp., Class C*	8,575	991,613
News Corp., Class A	41,533	647,084
Omnicom Group, Inc.	7,510	477,711
Sirius XM Holdings, Inc.(a)	152,940	937,522

Total Media		4,615,971

Metals & Mining - 2.2%
Nucor Corp.	6,562	685,138
Reliance Steel & Aluminum Co.	5,164	877,157
Steel Dynamics, Inc.	10,586	700,264

Total Metals & Mining		2,262,559

Multiline Retail - 0.9%
Dollar General Corp.	2,328	571,384
Target Corp.	2,293	323,841

Total Multiline Retail		895,225

Oil, Gas & Consumable Fuels - 7.7%
APA Corp.	10,006	349,209
Chevron Corp.	8,099	1,172,573
ConocoPhillips	5,968	535,986
Devon Energy Corp.	6,933	382,078
Exxon Mobil Corp.	13,903	1,190,653
Kinder Morgan, Inc.	63,406	1,062,685
Marathon Petroleum Corp.	12,973	1,066,510
ONEOK, Inc.	6,247	346,708
Pioneer Natural Resources Co.	1,696	378,344
Williams Cos., Inc.	44,423	1,386,442

Total Oil, Gas & Consumable Fuels		7,871,188

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	16,713	1,286,901
Merck & Co., Inc.	6,023	549,117
Pfizer, Inc.	3,145	164,892

Total Pharmaceuticals		2,000,910

Road & Rail - 2.1%
Avis Budget Group, Inc.*	3,318	488,011
CSX Corp.	13,178	382,953
Norfolk Southern Corp.	2,612	593,681
Union Pacific Corp.	3,281	699,772

Total Road & Rail		2,164,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2022

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.4%
Lam Research Corp.	2,367	$1,008,697
Qorvo, Inc.*	4,234	399,351

Total Semiconductors & Semiconductor Equipment		1,408,048

Software - 2.8%
Dropbox, Inc., Class A*	19,357	406,303
Fair Isaac Corp.*	2,666	1,068,799
Oracle Corp.	19,658	1,373,505

Total Software		2,848,607

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	4,019	695,649
AutoNation, Inc.*	10,448	1,167,669
Bath & Body Works, Inc.	10,640	286,429
Best Buy Co., Inc.	8,356	544,728
Dick’s Sporting Goods, Inc.(a)	5,133	386,874
Home Depot, Inc.	1,667	457,208
Lowe’s Cos., Inc.	4,787	836,145
Williams-Sonoma, Inc.	5,314	589,588

Total Specialty Retail		4,964,290

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	9,816	1,342,044
HP, Inc.	23,135	758,365

Total Technology Hardware, Storage & Peripherals		2,100,409

Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc.*	5,502	267,782

Tobacco - 1.1%
Altria Group, Inc.	27,284	1,139,653

Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	1,153	523,958

TOTAL COMMON STOCKS (Cost: $110,861,311)		102,377,376

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(b) (Cost: $2,759,100)	2,759,100	2,759,100

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $113,620,411)		105,136,476
Other Assets less Liabilities - (2.5)%		(2,596,469)

NET ASSETS - 100.0%		$102,540,007

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2022. At June 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,861,850 and the total market value of the collateral held by the Fund was $2,959,763. The total market value of the collateral includes non- cash U.S. Government securities collateral having a value of $200,663.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

June 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$102,377,376	$—	$—	$102,377,376
Investment of Cash Collateral for Securities Loaned	—	2,759,100	—	2,759,100

Total Investments in Securities	$102,377,376	$2,759,100	$—	$105,136,476

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. Foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Additional Information - Effective April 20, 2022, the WisdomTree Global ex-U.S. Real Estate Fund was renamed the WisdomTree New Economy Real Estate Fund. Also, the ticker symbol for the fund changed from DRW to WTRE.